As filed with the Securities and Exchange Commission on September 28, 2006
                                         Registration Nos. 33-24848; 811-5669


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]
                       Post-Effective Amendment No. 58                    [X]

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
                              Amendment No. 59                            [X]

                                FIFTH THIRD FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
               (Address of Principal Executive Office) (Zip Code)

                                 (800) 282-5706
              (Registrant's Telephone Number, including Area Code)

                                  Bryan C. Haft
                                    President
                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Name and Address of Agent for Service)

                                 with a copy to:
                                 Alan G. Priest
                                Ropes & Gray LLP
                                One Metro Center
                               700 12th Street NW
                                    Suite 900
                            Washington, DC 20005-3948

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)
[ ] On November 29, 2006 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[X] On November 29, 2006 pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On November 29, 2006 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

    Title of securities being registered: Shares of Beneficial Interest

                  [LOGO]  FIFTH THIRD FUNDS

                          STOCK AND BOND MUTUAL FUNDS
                          ASSET ALLOCATION FUNDS
[GRAPHIC]                 MONEY MARKET MUTUAL FUNDS

                          CLASS A SHARES
                          CLASS B SHARES
                          CLASS C SHARES
                          ADVISOR SHARES


                          PROSPECTUS


                          NOVEMBER 29, 2006


--------------------------------------------------------------------------------


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FIFTH THIRD FUNDS
STOCK AND BOND MUTUAL FUNDS
ASSET ALLOCATION FUNDS
MONEY MARKET MUTUAL FUNDS

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
ADVISOR SHARES

TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:


OBJECTIVES, STRATEGIES AND RISKS

EQUITY FUNDS - GROWTH STYLE
Small Cap Growth Fund...................................................      2
Mid Cap Growth Fund.....................................................      4
Quality Growth Fund.....................................................      6

EQUITY FUNDS - CORE STYLE
Large Cap Core Fund.....................................................      8
Equity Index Fund.......................................................     10
Balanced Fund...........................................................     12

EQUITY FUNDS - VALUE STYLE
Micro Cap Value Fund....................................................     14
Small Cap Value Fund....................................................     16
Multi Cap Value Fund....................................................     18
Disciplined Large Cap Value Fund........................................     20

ASSET ALLOCATION STRATEGY
LifeModel Aggressive Fund SM............................................     22
LifeModel Moderately Aggressive Fund SM.................................     26
LifeModel Moderate Fund SM..............................................     30
LifeModel Moderately Conservative Fund SM...............................     34
LifeModel Conservative Fund SM..........................................     38

STRATEGIC INCOME STRATEGY
Strategic Income Fund...................................................     42

SPECIALTY STRATEGY
Dividend Growth Fund....................................................     46
Technology Fund.........................................................     48
International Equity Fund...............................................     50

FIXED INCOME FUNDS - TAXABLE STYLE
High Yield Bond Fund....................................................     52
Bond Fund...............................................................     54
Intermediate Bond Fund..................................................     56
Short Term Bond Fund ...................................................     58
U.S. Government Bond Fund...............................................     60

FIXED INCOME FUNDS - MUNICIPAL STYLE
Municipal Bond Fund.....................................................     62
Intermediate Municipal Bond Fund........................................     64
Ohio Municipal Bond Fund................................................     66
Michigan Municipal Bond Fund............................................     68

MONEY MARKET FUNDS
Prime Money Market Fund.................................................     70
Government Money Market Fund............................................     71
Michigan Municipal Money Market Fund....................................     72
Municipal Money Market Fund.............................................     74

SHAREHOLDER FEES AND FUND EXPENSES
Fee Tables..............................................................     76
Expense Examples........................................................     87

ADDITIONAL INFORMATION ABOUT THE
  FUNDS' INVESTMENTS
Name Policies...........................................................     93
Investment Practices....................................................     93
Investment Risks........................................................     99
Investment Policies of the Underlying Funds.............................    101
Additional Information about the Funds..................................    101

FUND MANAGEMENT
Investment Advisor and Subadvisors......................................    102
Portfolio Managers......................................................    110
Portfolio Holdings......................................................    115

SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares......................................    116
Abusive Trading Practices...............................................    116
Purchasing and Adding To Your Shares....................................    117
Shareholder Contact Information.........................................    117
Selling Your Shares.....................................................    119
Exchanging Your Shares..................................................    119
Distribution Arrangements/Sales Charges for
   Stock, Bond, and Money Market Funds..................................    121
Dividends and Capital Gains.............................................    128
Expenses................................................................    128
Taxation................................................................    129

FINANCIAL HIGHLIGHTS....................................................    131


BACK COVER
Where to learn more about Fifth Third Funds

OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about each of the stock, bond, and money market funds (each, a "Fund" and, collectively, the "Funds"), each a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.


All Funds are managed by Fifth Third Asset Management, Inc. ("FTAM" or "Advisor"). Morgan Stanley Investment Management Inc. ("MSIM") acts as investment subadvisor to Fifth Third International Equity Fund. Fort Washington Investment Advisors, Inc. ("Fort Washington") acts as investment subadvisor to Fifth Third High Yield Bond Fund.


LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

There is no guarantee that any Fund will achieve its objective.

                                                                          GROWTH
FIFTH THIRD SMALL CAP GROWTH FUND                                         STYLE
-------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of small cap companies. Small cap companies are defined as those companies included in the Russell 2000 Growth Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company's stock multiplied by the number of shares that are outstanding. As of August 31, 2006, the market capitalization of companies included in the Russell 2000 Growth Index ranged from $104 million to $2.38 billion. The median market capitalization of companies included in the Russell 2000 Growth Index was approximately $595 million.

The Fund seeks to outperform the Russell 2000 Growth Index over rolling five-year periods. The Adviser believes that stock prices are driven by earnings growth, and that superior returns occur when a company experiences rapid and accelerating growth due to improving fundamentals. The Adviser uses a bottom-up investment process with fundamental research providing the basis for stock selection. The Adviser believes this method is particularly valuable in the small cap universe. The Adviser uses a combination of fundamental, momentum and valuation-based disciplines for portfolio construction, with a particular focus on companies demonstrating above-average growth and strong balance sheets.

The Adviser also utilizes a strict sell discipline and may consider selling a security when: it becomes overvalued or less attractive; there is deterioration in a company's fundamentals, management, or financial reporting; one of the Fund's holdings has exceeded the Adviser's position weighting; or a company's relative strength falls below the Adviser's target.

The Adviser will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector and position weightings relative to the Russell 2000 Growth Index and monitoring tracking error and other risk statistics relative to the Russell 2000 Growth Index.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance.

SMALLER COMPANY RISK. The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

GROWTH SECURITIES RISK. The Fund invests in growth oriented stocks, which are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES 1
--------------------------------------------------------------------------------

                                   [BAR GRAPH]

 1996     97      98      99      00      01      02      03      04      05
--------------------------------------------------------------------------------
19.16%  27.71%  -6.40%  27.73%  -0.59%  -4.51%  -25.19% 40.11%   5.86%   4.33%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


   Best quarter:                       Q4 2001                  20.46%
   Worst quarter:                      Q3 1998                 -21.26%
   Year to Date Return (1/1/06 to 9/30/06):                     _____%


____________________
1 For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Small Company Growth Fund. On October 29, 2001, the Kent Small Company Growth Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Small Cap Growth Fund.

FIFTH THIRD SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005) 1
------------------------------------------------------------------------------------------------------------------------------------
                                                                          INCEPTION DATE   PAST YEAR    PAST 5 YEARS   PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES 2 (WITH 5.00% SALES CHARGE)                                   12/4/92
   Return Before Taxes                                                                       -0.86%          0.99%          6.61%
   Return After Taxes on Distributions 3                                                     -2.68%         -0.33%          5.19%
   Return After Taxes on Distributions and Sale of Fund Shares 3                              1.91%          0.75%          5.37%
CLASS B SHARES 4 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)          11/2/92
   Return Before Taxes                                                                       -0.97%          1.00%          6.35%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES 4 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)          11/2/92
   Return Before Taxes                                                                        3.48%          1.27%          6.36%
------------------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES 4 (WITH 3.25% SALES CHARGE)                                   11/2/92
   Return Before Taxes                                                                        0.64%          1.11%          6.54%
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL 2000(R) GROWTH INDEX* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)             4.15%          2.28%          4.69%
------------------------------------------------------------------------------------------------------------------------------------



1 On October 29, 2001, the Kent Small Company Growth Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Small Cap Growth Fund.

2 For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Small Company Growth Fund, adjusted to reflect the sales charges for Class A shares.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

4 For the period prior to October 29, 2001, the performance of Class B, Class C and Advisor shares reflects the performance of Institutional shares of the Kent Small Company Growth Fund, adjusted to reflect the expenses and sales charges for Class B, Class C and Advisor shares.

* The Russell 2000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

                                                                          GROWTH
FIFTH THIRD MID CAP GROWTH FUND                                           STYLE
-------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Growth of capital. Income is a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are defined as those companies included in the Russell MidCap Growth Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company's stock multiplied by the number of shares that are outstanding. As of August 31, 2006, the market capitalization of companies included in the Russell MidCap Growth Index ranged from approximately $1.4 billion to approximately $17 billion. The average market capitalization of companies included in the Russell MidCap Growth Index was $7.6 billion and the median market capitalization was approximately $3.9 billion.

To achieve its secondary objective of income, the Fund relies on dividend and interest income. The Fund may invest up to 20% of its assets in common stocks of large cap companies (many of which pay dividends), small cap companies, convertible securities and debt securities that pay interest.

The Fund seeks to outperform the Russell MidCap Growth Index over rolling five-year periods. The Adviser believes that stock prices are driven by earnings growth, and that superior returns occur when a company experiences rapid and accelerating growth due to improving fundamentals. The Adviser uses a bottom-up investment process with fundamental research providing the basis for stock selection. The Adviser believes this method is particularly valuable in the mid cap universe. The Adviser uses a combination of fundamental, momentum and valuation-based disciplines for portfolio construction, with a particular focus on companies demonstrating above-average growth and strong balance sheets.

The Adviser also utilizes a strict sell discipline and may consider selling a security when: it becomes overvalued or less attractive; there is deterioration in a company's fundamentals, management, or financial reporting; one of the Fund's holdings has exceeded the Adviser's position weighting; or a company's relative strength falls below the Adviser's target.

The Adviser will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector and position weightings relative to the Russell MidCap Growth Index and monitoring tracking error and other risk statistics relative to the Russell MidCap Growth Index.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance.

MEDIUM-SIZED COMPANY RISK. Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger companies have.

DIVIDEND SECURITIES RISK. Stocks that pay regular dividends provide investors some return on their investment, to an extent, supporting a stock's price, even during periods when prices of equity securities are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

GROWTH SECURITIES RISK. The Fund invests in growth oriented stocks, which are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.

CONVERTIBLE SECURITIES RISK. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

FIFTH THIRD MID CAP GROWTH FUND
--------------------------------------------------------------------------------

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES
--------------------------------------------------------------------------------

                                   [BAR GRAPH]

 1996     97      98      99      00      01      02      03      04      05
--------------------------------------------------------------------------------
17.59%  32.64%   3.29%  16.77%   6.54%  -6.53%  -30.65% 37.27%   7.94%  11.05%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


   Best quarter:                       Q4 1999                  23.18%
   Worst quarter:                      Q3 2001                 -22.73%
   Year to Date Return (1/1/06 to 9/30/06):                       ___%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
------------------------------------------------------------------------------------------------------------------------------------
                                                                          INCEPTION DATE   PAST YEAR   PAST 5 YEARS   PAST 10 YEARS
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                      1/1/85
------------------------------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                       5.47%        0.27%           7.34%
   Return After Taxes on Distributions 1                                                     5.27%        0.10%           5.92%
   Return After Taxes on Distributions
     and Sale of Fund Shares 1                                                               3.82%        0.19%           5.74%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES 2 (WITH APPLICABLE
   CONTINGENT DEFERRED SALES CHARGE)                                          1/1/85
   Return Before Taxes                                                                       5.20%        0.18%           6.98%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES 3 (WITH APPLICABLE
   CONTINGENT DEFERRED SALES CHARGE)                                          1/1/85
   Return Before Taxes                                                                      10.22%        0.52%           7.14%
------------------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES 4 (WITH 3.25% SALES CHARGE)                                    1/1/85
   Returns before Taxes                                                                      7.17%        0.40%           7.29%
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL MIDCAP(R) GROWTH INDEX* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)         12.10%        1.38%           9.27%
------------------------------------------------------------------------------------------------------------------------------------



1 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

2 The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

3 The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 24, 1996.

4 For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of Class A shares, adjusted to reflect the expenses and sales charges for Advisor shares.

* The Russell MidCap(R) Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values.

                                                                          GROWTH
FIFTH THIRD QUALITY GROWTH FUND                                           STYLE
-------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Growth of capital. Income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 65% of total assets in common stocks of high quality growth companies.

High quality growth companies are companies that, in the opinion of the Advisor, offer excellent prospects for consistent, above-average revenue and earnings growth. To determine whether a company is of high quality, the Advisor generally looks for a strong record of earnings growth, as well as the company's current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $3 billion.


To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of total assets in convertible securities. At the time of investment, those securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

The Fund seeks to outperform the Russell 1000 Growth Index over rolling five-year periods. The Adviser believes that stock prices are driven by earnings growth, and that superior returns occur when a company experiences rapid and accelerating growth due to improving fundamentals. The Adviser uses a bottom-up investment process with fundamental research providing the basis for stock selection. The Adviser uses a combination of fundamental, momentum and valuation-based disciplines for portfolio construction, with a particular focus on companies demonstrating above-average growth and strong balance sheets.

The Adviser also utilizes a strict sell discipline and may consider selling a security when: it becomes overvalued or less attractive; there is deterioration in a company's fundamentals, management, or financial reporting; one of the Fund's holdings has exceeded the Adviser's position weighting; or a company's relative strength falls below the Adviser's target.

The Adviser will look to manage risk through several strategies, which will typically include: maintaining minimum and maximum sector and position weightings relative to the Russell 1000 Growth Index and monitoring tracking error and other risk statistics relative to the Russell 1000 Growth Index.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

DIVIDEND SECURITIES RISK. Stocks that pay regular dividends provide investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

GROWTH SECURITIES RISK. The Fund invests in growth oriented stocks, which are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.

SMALLER COMPANIES RISK. Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

CONVERTIBLE SECURITIES RISK. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES
--------------------------------------------------------------------------------

                                   [BAR GRAPH]

 1996     97      98      99      00       01      02       03      04      05
--------------------------------------------------------------------------------
23.68%  32.70%  30.05%  23.51%  -4.00%  -13.99%  -32.71%  31.10%  -1.09%   5.96%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


   Best quarter:                       Q4 1998                  28.18%
   Worst quarter:                      Q2 2002                 -19.77%
   Year to Date Return (1/1/06 to 9/30/06):                       ___%

FIFTH THIRD QUALITY GROWTH FUND
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
------------------------------------------------------------------------------------------------------------------------------------
                                                                          INCEPTION DATE   PAST YEAR    PAST 5 YEARS   PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                     1/1/83
   Return Before Taxes                                                                        0.69%        -5.45%          6.69%
   Return After Taxes on Distributions 1                                                      0.66%        -5.58%          5.60%
   Return After Taxes on Distributions and Sale of Fund Shares 1                              0.48%        -4.57%          5.48%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES 2 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)          1/1/83
   Return Before Taxes                                                                        0.15%        -5.55%          6.32%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES 3 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)          1/1/83
   Return Before Taxes                                                                        5.15%        -5.21%          6.55%
------------------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES 4 (WITH 3.25% SALES CHARGE)                                   1/1/83
   Return Before Taxes                                                                        2.23%        -5.34%          6.63%
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL 1000(R) GROWTH INDEX* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)             5.26%        -3.58%          6.73%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX(R)** (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                        4.91%         0.54%          9.07%
------------------------------------------------------------------------------------------------------------------------------------



1 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

2 The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

3 The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 25, 1996.

4 For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of Class A shares, adjusted to reflect the expenses and sales charges for Advisor shares.

* The Russell 1000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

** The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

                                                                           CORE
FIFTH THIRD LARGE CAP CORE FUND                                            STYLE
--------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Long-term capital appreciation with current income as a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large cap companies. Large cap companies are defined as U.S. companies included in the S&P 500(R) Index* and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company's stock multiplied by the number of shares that are outstanding. As of June 30, 2006, the market capitalization of companies included in the S&P 500(R) Index ranged from $50 million to $371 billion. The average market capitalization of companies included in the S&P 500(R) Index was approximately $23 billion and the median market capitalization was approximately $11.6 billion. The Fund seeks to provide moderate and consistent outperformance of the S&P 500.

In managing the Fund, the Adviser adheres to a disciplined, quantitative process for stock selection and portfolio construction. The Advisor first screens out those companies facing financial distress, and then uses a proprietary multi-factor model to rank stocks both across the Fund's remaining investment universe and on a sector-specific basis. The Advisor ranks each stock on the basis of, among other things, valuation factors (e.g., valuation multiples), earnings quality, financial discipline, and review of purchase and sale activity in company shares by company executives. The Adviser believes these factors denote long-term success.

The Advisor may consider selling a security held by the Fund when it becomes overvalued or if the issuer's earnings quality or financial management deteriorates. Stocks that are sold are generally replaced with stocks that are attractive based on proprietary rankings and that contribute favorably to the risk exposures of the entire portfolio. Risk exposure is actively managed through portfolio construction. The Adviser will typically maintain certain minimum and maximum sector and position weightings relative to the S&P 500(R) Index and monitor tracking error and other risk statistics relative to the S&P 500(R) Index.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

The Advisor may hedge cash balances with derivative securities or exchange traded funds. Cash hedging is performed in an effort to reduce Fund tracking error and minimize cash drag on performance.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance.

LARGE COMPANY RISK. Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preference.

VALUE SECURITIES RISK. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. The Fund may expose shareholders to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

GROWTH SECURITIES RISK. Growth stocks are those that have a history of above-average growth or that are expected to enter periods of above-average growth. Growth stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

DERIVATIVES RISK. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.


____________________
* "S&P 500" is a registered service mark of Standard & Poor's, a division of the McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

FIFTH THIRD LARGE CAP CORE FUND
--------------------------------------------------------------------------------

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES 1,2
--------------------------------------------------------------------------------

                                   [BAR GRAPH]

 1996     97      98      99      00      01      02      03      04      05
--------------------------------------------------------------------------------
19.14%  23.89%  27.68%  18.53% -11.47% -13.07% -23.94% 25.86%   10.33%   5.81%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


   Best quarter:                       Q4 1998                  21.08%
   Worst quarter:                      Q3 2002                 -18.22%
   Year to Date Return (1/1/06 to 9/30/06):                       ___%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005) 1
------------------------------------------------------------------------------------------------------------------------------------
                                                                          INCEPTION DATE   PAST YEAR   PAST 5 YEARS    PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES 2 (WITH 5.00% SALES CHARGE)                                  12/1/92
   Return Before Taxes                                                                       0.11%        -1.67%           6.14%
   Return After Taxes on Distributions 3                                                    -0.19%        -2.09%           4.70%
   Return After Taxes on Distributions and Sale of Fund Shares 3                             0.48%        -1.52%           4.70%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES 4 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)         11/2/92
   Return Before Taxes                                                                      -0.39%        -1.77%           5.87%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES 4 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)         11/2/92
   Return Before Taxes                                                                       4.60%        -1.40%           5.87%
------------------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES 5 (WITH 3.25% SALES CHARGE)                                  11/2/92
   Returns Before Taxes                                                                      1.66%        -1.56%           6.06%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX(R)* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                        4.91%         0.54%           9.07%
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL 1000(R) INDEX** (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                  6.27%         1.07%           9.29%
------------------------------------------------------------------------------------------------------------------------------------



1 On October 29, 2001, the Kent Growth and Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Large Cap Core Fund.

2 For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Growth and Income Fund, adjusted to reflect the sales charges for Class A shares.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

4 The performance of Class B and Class C shares is based on the performance for Institutional shares of Kent Growth and Income Fund, adjusted to reflect the expenses and sales charges for Class B and Class C shares, for the period prior to the commencement of operations of Class B and Class C shares on October 29, 2001.

5 The quoted performance of Advisor shares reflects the performance of Institutional Shares, adjusted to reflect expenses and sales charges for Advisor shares, for the period prior to the commencement of operations of Advisor shares on August 1, 2005. For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of the Institutional shares of Kent Growth and Income Fund, adjusted to reflect the expenses and sales charges for Advisor shares.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

** The Russell 1000(R) Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index.

                                                                          CORE
FIFTH THIRD EQUITY INDEX FUND                                             STYLE
-------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Long-term capital appreciation with current income as a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities that comprise an equity index. The Fund invests substantially all of its assets in common stock of companies that make up the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500")*. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses. Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and changes in the size of the Fund.

Although the Fund's investment style is essentially passive, the portfolio managers attempt to add incremental value by timing the purchase and sale of securities to changes in the index. Specifically, the portfolio managers may buy or sell ahead of or after index changes to take advantage of price volatility and obtain favorable prices. When index changes are not mirrored exactly, additions and deletions within the portfolio generally will be made within several days so as to maintain a 0.95 correlation to the index.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

The Advisor may hedge cash balances with derivative securities or exchange traded funds. Cash hedging is performed in an effort to reduce Fund tracking error and minimize cash drag on performance.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

INDEX INVESTING RISK. Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities index (the S&P 500) in an attempt to approximate the index's performance. The Fund may purchase, retain and sell securities at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also a risk that the Fund will not accurately track the S&P 500. Should this occur, the Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's net asset value (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500. There is also the risk that the Fund's investment results may fail to match those of the S&P 500 and the risk that if the S&P 500 does not perform well, the investment results of the Fund may not be as favorable as those of other funds.

DERIVATIVES RISK. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES 1
--------------------------------------------------------------------------------

                                   [BAR GRAPH]

 1996     97      98      99      00      01      02      03      04      05
--------------------------------------------------------------------------------
21.92%  32.24%  27.93%  20.24%  -9.52%  -12.45%  -22.53% 27.81%  10.39%  4.47%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


   Best quarter:                       Q4 1998                  21.23%
   Worst quarter:                      Q3 2002                 -17.39%
   Year to Date Return (1/1/06 to 9/30/06):                     _____%


____________________
1 For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Index Equity Fund. On October 29, 2001, the Kent Index Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Equity Index Fund.

____________________
* "S&P 500" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

FIFTH THIRD EQUITY INDEX FUND
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005) 1
------------------------------------------------------------------------------------------------------------------------------------
                                                                          INCEPTION DATE   PAST YEAR   PAST 5 YEARS    PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES 2 (WITH 5.00% SALES CHARGE)                                  11/25/92
   Return Before Taxes                                                                     -0.76%         -1.03%           7.86%
   Return After Taxes on Distributions 3                                                   -0.98%         -1.32%           7.32%
   Return After Taxes on Distributions and Sale of Fund Shares 3                           -0.21%         -0.99%           6.65%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES 4 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)         11/2/92
   Return Before Taxes                                                                     -1.31%         -1.14%           7.61%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES 4 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)         11/2/92
   Return Before Taxes                                                                      3.68%         -0.75%           7.61%
------------------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES 4 (WITH 3.25% SALES CHARGE)                                  11/2/92
   Return Before Taxes                                                                      0.85%         -0.89%           7.81%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX(R)* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                       4.91%          0.54%           9.07%
------------------------------------------------------------------------------------------------------------------------------------



1 On October 29, 2001, the Kent Index Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Equity Index Fund.

2 For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Index Equity Fund, adjusted to reflect the sales charges for Class A shares.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

4 For the period prior to October 29, 2001, the quoted performance of Class B, Class C and Advisor shares reflects the performance of the Institutional shares of the Kent Index Equity Fund, adjusted to reflect the expenses and sales charges for Class B, Class C and Advisor shares.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.

                                                                           CORE
FIFTH THIRD BALANCED FUND                                                  STYLE
--------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Capital appreciation and income.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund uses an asset allocation strategy, investing in three primary categories of securities: stocks, bonds and money market instruments. The Fund intends to invest between 50% to 75% of its net assets in common stocks, convertible preferred stocks and convertible corporate bonds, 25% to 40% of its net assets in U.S. Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities, and 0% to 25% of its net assets in money market instruments. By analyzing financial trends and market conditions, the Fund may adjust its allocations from time to time based on the current, relative attractiveness of stocks versus bonds. However, the Fund takes a moderate to long-term view of changing market conditions, and tends to avoid large, sudden shifts in the composition of its portfolio.

The equity portion of the Fund will be primarily invested in companies exhibiting strong records of earnings growth, and excellent prospects for above average revenue and earnings growth over the next one to three years. The Advisor also considers balance sheet strength and cash flow, as well as the company's debt ratio, and the quality of its management to be key components in evaluating potential investments. The Fund will be comprised of both growth and value-oriented stocks, typically of companies with a market capitalization greater than $1 billion. The Advisor anticipates that most economic sectors will be represented in this investment style and that the portfolio will typically contain between 40-60 stocks.

The fixed income portion of the Fund tends to be invested in high quality bonds with maturities ranging from overnight to thirty years in length. In selecting bond securities, the Advisor considers, among other things, the remaining maturity, the stated interest rate, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.


The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive or the Fund has realized its intended profit, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

MANAGEMENT RISK - ASSET ALLOCATION STRATEGY. The risks associated with following an asset allocation strategy, such as the risk that the Fund will not correctly anticipate the relative performance of the different asset classes in which it may invest.

EQUITY SECURITIES RISK. To the extent the Fund invests in stocks and convertible securities, it assumes the risks of equity investing, including sudden and unpredictable drops in value and periods of lackluster performance.

LARGE AND MEDIUM-SIZED COMPANIES RISK. There are inherent risks to investing in equity securities with market capitalizations greater than $1 billion. For instance, changes in the competitive environment can create business challenges that may increase the volatility of a specific equity. A company's size, usually defined by market capitalization, can also create various risks for the Fund. Larger, more established companies tend to operate in mature markets, which often are very competitive with less robust growth prospects. Stocks of mid-sized companies tend to be more volatile and more sensitive to market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

FIXED INCOME SECURITIES RISK. Through its investment in bonds, the Fund assumes the risks of bond investing, including INTEREST RATE RISK, which is the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities. Less significant is CREDIT RISK, which is the risk that a bond issuer will default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the price of the underlying security, which generally is common stock.

FIFTH THIRD BALANCED FUND
--------------------------------------------------------------------------------

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES
--------------------------------------------------------------------------------

                                   [BAR GRAPH]

 1996     97      98      99      00      01      02      03      04      05
--------------------------------------------------------------------------------
14.23%  24.08%  17.87%  15.30%   2.09%  -8.74%  -16.60% 14.39%   4.62%   1.61%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


   Best quarter:                       Q4 1998                  17.81%
   Worst quarter:                      Q3 2001                 -14.43%
   Year to Date Return (1/1/06 to 9/30/06):                       ___%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
------------------------------------------------------------------------------------------------------------------------------------
                                                                          INCEPTION DATE   PAST YEAR   PAST 5 YEARS    PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                     1/1/83
   Return Before Taxes                                                                      -3.46%       -2.54%            5.63%
   Return After Taxes on Distributions 1                                                    -3.74%       -2.93%            4.12%
   Return After Taxes on Distributions and Sale of Fund Shares 1                            -2.05%       -2.30%            4.19%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES 2 (WITH APPLICABLE
   CONTINGENT DEFERRED SALES CHARGE)                                         1/1/83
   Return Before Taxes                                                                      -4.22%       -2.64%            5.26%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES 3 (WITH APPLICABLE
   CONTINGENT DEFERRED SALES CHARGE)                                         1/1/83
   Return Before Taxes                                                                       0.79%       -2.28%            5.45%
------------------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES 4 (WITH 3.25% SALES CHARGE)                                   1/1/83
   Return Before Taxes                                                                      -1.93%       -2.45%            5.41%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX(R)* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                        4.91%        0.54%            9.07%
------------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX(R)**
  (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                        2.43%        5.87%            6.16%
------------------------------------------------------------------------------------------------------------------------------------



1 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

2 The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

3 The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 25, 1996.

4 For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of Class A shares, adjusted to reflect the expenses and sales for Advisor shares.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

** The Lehman Brothers Aggregate Bond Index(R) is an unmanaged total return index measuring both capital price changes and income provided by the underlying universe of securities and is generally representative of the performance of the bond market as a whole.

                                                                           VALUE
FIFTH THIRD MICRO CAP VALUE FUND                                           STYLE
--------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. Micro cap companies are those companies contained within the Russell Micro Cap Value Index, or companies with similar size characteristics. As of August 31, 2006, the market capitalization range for companies contained within the Russell Micro Cap Value Index was from $22 million to $1.2 billion. Equity securities consist of common stock and securities convertible into common stock.

The Fund seeks to provide broad exposure to micro cap domestic equities and seeks to outperform the Russell Micro Cap Value Index over a long-term investment horizon. The Adviser seeks to invest in companies that it considers to be "statistically cheap" (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). The Adviser also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. The Adviser may filter less attractive companies by analyzing cash flows, evaluating financial strength, performing normalized earnings analysis, review of purchase and sale activity in company shares by company executives, and through fundamental analysis. Ideally, attractive companies will have a positive catalyst (e.g., new products, management changes, acquisition, etc.)

The Adviser also utilizes a strict sell discipline and may consider selling a security when: it becomes fully valued or less attractive; one of the Fund's holdings has performed well and reached or approached the Adviser's price target; a company fails to pass the Adviser's investment screens; or there is deterioration in a company's fundamentals, management or financial reporting.

The Adviser will look to manage risk through several strategies, which will typically include: maintaining minimum and maximum sector weightings relative to the Russell Micro Cap Value Index; monitoring tracking error and other risk statistics relative to the Russell Micro Cap Value Index; and monitoring trade volume.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions. To the extent the Fund invests in equity securities, it assumes the risks of sudden and unpredictable drops in value and periods of lackluster performance.

SMALLER COMPANY RISK. The smaller companies in which the Fund invests are especially sensitive to the risks of equity investing and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies may be thinly-traded, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.

VALUE SECURITIES RISK. The Fund also invests in value oriented stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. The Fund may expose shareholders to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES 1
--------------------------------------------------------------------------------

                                   [BAR GRAPH]

  1999         00          01          02          03          04          05
--------------------------------------------------------------------------------
 21.21%      -1.38%      22.13%       0.08%      69.16%      22.97%      -0.60%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


   Best quarter:                       Q2 2003                  31.28%
   Worst quarter:                      Q3 2002                 -20.91%
   Year to Date Return (1/1/06 to 9/30/06):                      ____%


____________________
 1 For the period prior to August 13, 2001, the quoted performance of Class A shares reflects the performance of the Institutional shares of the Fifth Third/Maxus Aggressive Value Fund. On August 13, 2001, the Fifth Third/Maxus Aggressive Value Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Micro Cap Value Fund.

FIFTH THIRD MICRO CAP VALUE FUND
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005) 1
------------------------------------------------------------------------------------------------------------------------------------
                                                                         INCEPTION DATE   PAST YEAR   PAST 5 YEARS   SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES 2 (WITH 5.00% SALES CHARGE)                                  2/1/98
   Return Before Taxes                                                                      -5.54%       19.22%          13.95%
   Return After Taxes on Distributions 3                                                    -9.61%       17.58%          12.25%
   Return After Taxes on Distributions and Sale of Fund Shares 3                             1.86%       16.85%          11.82%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES 2 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)         2/1/98
   Return Before Taxes                                                                      -4.52%       19.62%          13.98%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES 2 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)         2/1/98
   Return Before Taxes                                                                      -1.03%       19.89%          14.23%
------------------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES 4 (WITH 3.25% SALES CHARGE)                                  2/1/98
   Return Before Taxes                                                                      -4.01%       19.45%          13.95%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      (SINCE 2/1/98)
RUSSELL 2000(R) VALUE INDEX* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)             4.71%       13.55%           10.32%
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL MICROCAP TM INDEX** (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                  %            %               %
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL MICROCAP TM VALUE INDEX*** (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)           %            %               %
------------------------------------------------------------------------------------------------------------------------------------



1 On August 13, 2001, the Fifth Third/Maxus Aggressive Value Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Micro Cap Value Fund.

2 For the period prior to August 13, 2001, the quoted performance of Class A, Class B and Class C shares reflects the performance of the Institutional shares of the Fifth Third/Maxus Aggressive Value Fund, adjusted to reflect the expenses and sales charges for Class A, Class B and Class C shares.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

4 For the period prior to August 13, 2001, the performance of Advisor shares reflects the performance of the Investor shares of the Fifth Third/Maxus Aggressive Value Fund, adjusted to reflect the sales charges for Advisor shares.

* The Russell 2000(R) Value Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000(R) Index, as ranked by market capitalization with lower price-to-book ratios and lower forecasted growth values.

** The Russell Microcap TM Index measures performance of the microcap segment, representing less than 3% of the U.S. equity market. The Russell Microcap Index includes the 1,000 smallest securities in the small-cap Russell 2000(R) Index plus the next 1,000 securities.


*** The Russell Microcap TM Value Index measures the performance of those Russell Microcap companies with lower price-to-book ratios and lower forecasted growth values.

                                                                           VALUE
FIFTH THIRD SMALL CAP VALUE FUND                                           STYLE
--------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of small cap companies. Small cap companies are defined as those companies included in the Russell 2000 Value Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company's stock multiplied by the number of shares that are outstanding. As of August 31, 2006, the market capitalization of companies included in the Russell 2000 Value Index ranged from $104 million to approximately $2.3 billion. The median market capitalization of companies included in the Russell 2000 Value Index was $618 million. Equity securities consist of common stock and securities convertible into common stock. The Fund's investments in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

The Fund seeks to outperform the Russell 2000 Value Index over a long-term investment horizon, The Adviser seeks to invest in companies that it considers to be "statistically cheap" (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). The Adviser also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. The Adviser may filter less attractive companies by analyzing cash flows, evaluating financial strength, performing normalized earnings analysis, review of purchase and sale activity in company shares by company executives, and through fundamental analysis. Ideally, attractive companies will have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

The Adviser also utilizes a strict sell discipline and may consider selling a security when: it becomes fully valued or less attractive; one of the Fund's holdings has performed well and reached or approached the Adviser's price target; a company fails to pass the Adviser's investment screens; or there is deterioration in a company's fundamentals, management or financial reporting.

The Adviser will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector weightings relative to the Russell 2000 Value Index and monitoring tracking error and other risk statistics relative to the Russell 2000 Value Index.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

SMALLER COMPANIES RISK. The smaller companies in which the Fund invests are especially sensitive to the risks of equity investing and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often thinly-traded, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.

VALUE SECURITIES RISK. The Fund also invests in value oriented stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. The Fund may expose shareholders to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

REIT RISK. The Fund also invests in real estate investment trusts or "REITs." Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for REITs, such as declining property values or rising interest rates, could have a negative impact on the Fund's performance.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time, as well as compared to a broad-based securities index.


The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.


The after-tax returns included in the table are only for Class A Shares. After-tax returns for Class B, Class C and Advisor Shares will vary.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES
--------------------------------------------------------------------------------

                                   [BAR GRAPH]

                                2004          05
                           -------------------------
                               11.43%       11.66%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


   Best quarter:                       Q4 2004                   7.77%
   Worst quarter:                      Q3 2004                  -2.67%
   Year to Date Return (1/1/06 to 9/30/06):                       ___%

FIFTH THIRD SMALL CAP VALUE FUND
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
----------------------------------------------------------------------------------------------------------------------------
                                                                    INCEPTION DATE          PAST YEAR        SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                               4/1/03
    Return Before Taxes                                                                       6.06%              19.52%
    Return After Taxes on Distributions 1                                                     3.28%              16.76%
    Return After Taxes on Distributions and Sale of Fund Shares 1                             5.14%              15.57%
----------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)      4/1/03
    Return Before Taxes                                                                       5.87%              20.13%
----------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)      4/1/03
    Return Before Taxes                                                                      10.89%              20.87%
----------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES (WITH 3.25% SALES CHARGE)                               4/1/03
    Return Before Taxes                                                                       7.79%              20.08%
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             (SINCE 4/1/03)
RUSSELL 2000(R) VALUE INDEX* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)              4.71%              27.94%
----------------------------------------------------------------------------------------------------------------------------



1 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell 2000(R) Value Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000(R) Index, as marked by market capitalization with lower price-to-book ratios and lower forecasted growth values.

                                                                           VALUE
FIFTH THIRD MULTI CAP VALUE FUND                                           STYLE
--------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE High level of total return (using a combination of capital appreciation and income).


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of companies of all capitalizations. Equity securities of multi cap companies consist of common stock and securities convertible into common stock of companies with market capitalizations of any size.

The Fund seeks to outperform the Russell 3000 Value Index over a long-term investment horizon. The Adviser seeks to invest in companies that it considers to be "statistically cheap" (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). The Adviser also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. The Adviser may filter less attractive companies by analyzing cash flows, evaluating financial strength, performing normalized earnings analysis, review of purchase and sale activity in company shares by company executives, and through fundamental analysis. Ideally, attractive companies will have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

The Adviser also utilizes a strict sell discipline and may consider selling a security when: it becomes fully valued or less attractive; one of the Fund's holdings has performed well and reached or approached the Adviser's price target; a company fails to pass the Adviser's investment screens; or there is deterioration in a company's fundamentals, management; or financial reporting.

The Adviser will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector weightings relative to the Russell 3000 Value Index and monitoring tracking error and other risk statistics relative to the Russell 3000 Value Index.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

SMALLER COMPANY RISK. The smaller companies in which the Fund invests are especially sensitive to the risks of equity investing and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often thinly-traded, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

VALUE SECURITIES RISK. The Fund also invests in value oriented stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. The Fund may expose shareholders to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES 1
--------------------------------------------------------------------------------

                                   [BAR GRAPH]

 1996     97      98      99       00     01      02       03      04      05
--------------------------------------------------------------------------------
19.08%  28.20%  -8.74%  12.95%   23.33%  7.54%  -16.01%  40.23%  15.12%   7.41%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


   Best quarter:                       Q2 2003                  23.06%
   Worst quarter:                      Q3 1998                 -21.07%
   Year to Date Return (1/1/06 to 9/30/06):                       ___%


____________________
1 For the period prior to August 13, 2001, the quoted performance of Class A shares reflects the performance of the Investor shares of the Fifth Third/Maxus Equity Fund. On August 13, 2001, the Fifth Third/Maxus Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Multi Cap Value Fund.

FIFTH THIRD MULTI CAP VALUE FUND
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005) 1
------------------------------------------------------------------------------------------------------------------------------------
                                                                          INCEPTION DATE   PAST YEAR   PAST 5 YEARS    PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES 2 (WITH 5.00% SALES CHARGE)                                  9/30/89
Return Before Taxes                                                                          2.04%         8.26%           11.17%
   Return After Taxes on Distributions 3                                                     0.74%         7.53%            9.51%
   Return After Taxes on Distributions and Sale of Fund Shares 3                             3.06%         7.01%            9.03%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES 2 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)         9/30/89
Return Before Taxes                                                                          1.71%         8.42%           11.41%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES 2 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)         9/30/89
Return Before Taxes                                                                          6.59%         8.69%           11.40%
------------------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES 2 (WITH 3.25% SALES CHARGE)                                  9/30/89
   Return Before Taxes                                                                       3.70%         8.43%           11.27%
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL 3000(R) VALUE INDEX* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)             6.85%         5.86%           11.04%
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL MIDCAP(R) VALUE INDEX** (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)         12.65%        12.21%           13.65%
------------------------------------------------------------------------------------------------------------------------------------



1 On August 13, 2001, the Fifth Third/Maxus Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Multi Cap Value Fund.

2 For the period prior to August 13, 2001, the quoted performance of Class A, Class B, Class C and Advisor shares reflects the performance of the Investor shares of the Fifth Third/Maxus Equity Fund adjusted to reflect the expenses for Class B and Class C shares and sales charges for Class A, Class B, Class C and Advisor shares.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell 3000(R) Value Index is an unmanaged index that measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values.

** The Russell MidCap(R) Value Index measures the performance of those securities found in the Russell universe with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND                               VALUE
-------------------------------------------------------------------------- STYLE

FUNDAMENTAL OBJECTIVE Long-term capital appreciation with current income as a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large capitalization companies. Large capitalization companies are defined as those companies included in the Russell 1000 Value Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company's stock multiplied by the number of shares that are outstanding. As of August 31, 2006, the market capitalization of companies included in the Russell 1000 Value Index ranged from approximately $1.4 billion to approximately $409 billion. The average market capitalization of companies included in the Russell 1000 Value Index was approximately $101 billion and the median market capitalization was approximately $4.8 billion.

The Fund seeks to outperform the Russell 1000 Value Index over a long-term investment horizon. The Adviser seeks to invest in companies that it considers to be "statistically cheap" (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, price to dividend and price to sales). The Adviser also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. Ideally, attractive companies will have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

The Adviser may consider selling a security when it performs well and reaches its price target, when a lower price target results from a reassessment of a company's fundamentals, when a more attractive stock is identified or when the integrity of financial reporting becomes suspect.

The Adviser will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector weightings relative to the Russell 1000 Value Index and monitoring beta tracking error and other risk statistics relative to the Russell 1000 Value Index.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance.

VALUE SECURITIES RISK. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. The Fund may expose shareholders to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

LARGER COMPANY RISK. Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to challenges caused by technology and consumer preferences.

FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES
--------------------------------------------------------------------------------

                                   [BAR GRAPH]

 1996     97      98      99      00       01      02       03      04      05
--------------------------------------------------------------------------------
16.83%  38.15%  17.82%  -4.87%  12.36%  -12.58%  -14.00  33.88%  13.40%   5.75%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


   Best quarter:                       Q2 2003                  18.93%
   Worst quarter:                      Q3 2002                 -13.94%
   Year to Date Return (1/1/06 to 9/30/06):                       ___%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
------------------------------------------------------------------------------------------------------------------------------------
                                                                          INCEPTION DATE   PAST YEAR    PAST 5 YEARS   PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES 1 (WITH 5.00% SALES CHARGE)                                    1/1/83
   Return Before Taxes                                                                       0.49%          2.78%          8.83%
   Return After Taxes on Distributions 2                                                    -1.20%          1.78%          7.30%
   Return After Taxes on Distributions and Sale of Fund Shares 2                             2.35%          2.10%          7.08%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES 3 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)           1/1/83
   Return Before Taxes                                                                       0.18%          2.76%          8.59%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES 4 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)           1/1/83
   Return Before Taxes                                                                       4.92%          3.04%          8.62%
------------------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES 5 (WITH 3.25% SALES CHARGE)                                    1/1/83
   Return Before Taxes                                                                       2.03%          2.89%          8.75%
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL 1000(R) VALUE INDEX* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)             7.05%          5.28%         10.94%
------------------------------------------------------------------------------------------------------------------------------------



1 The quoted performance of the Disciplined Large Cap Value Fund includes performance of certain collectively managed accounts advised by Fifth Third Bank, prior to the Disciplined Large Cap Value Fund's commencement of operations on January 27, 1997, as adjusted to reflect the expenses and sales charges associated with the Fund (without waivers or reimbursements). These collectively managed accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If such accounts had been registered, the performance may have been adversely affected. The performance shown reflects the deduction of fees for value-added services associated with a mutual fund, such as investment management and fund accounting fees. The performance also reflects reinvestment of all dividends and capital-gains distributions. The performance shown after tax reflects only the performance dating back to the commencement of operation of the Fund and does not include the performance of these collectively managed accounts prior to that date.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

3 The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

4 The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on January 27, 1997.

5 The quoted performance of Advisor shares reflects the performance of Class A shares, adjusted to reflect expenses and sales charges for Advisor shares, for the period prior to commencement of operations of Advisor shares on August 1, 2005.

* The Russell 1000(R) Value Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

                                                                        ASSET
                                                                      ALLOCATION
FIFTH THIRD LIFEMODEL AGGRESSIVE FUND SM                               STRATEGY
---------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE The Fund seeks long-term capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity securities.

PRINCIPAL INVESTMENT STRATEGIES The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. Because this is an aggressive allocation fund, the majority of the Fund's assets will be invested in Fifth Third equity funds, although a portion of its assets will be invested in Fifth Third bond and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a heavy emphasis on stocks:


      o From 80% to 100% of the Fund's assets will be invested in Fifth Third equity funds.

      o Up to 20% of the Fund's assets will be invested in Fifth Third bond funds.

      o Up to 10% of the Fund's assets will be invested in Fifth Third money market funds.


The Fund invests its assets in the underlying mutual funds within the following ranges:

                                                            PERCENTAGE OF
FUND NAME                                                   FUND HOLDINGS
Small Cap Growth Fund..........................................     0-50%
Mid Cap Growth Fund............................................     0-50%
Quality Growth Fund............................................     0-50%
Large Cap Core Fund............................................     0-50%
Small Cap Value Fund...........................................     0-50%
Multi Cap Value Fund...........................................     0-50%
Disciplined Large Cap Value Fund...............................     0-50%
International Equity Fund......................................     0-25%
High Yield Bond Fund...........................................     0-20%
Bond Fund......................................................     0-20%
Intermediate Bond Fund.........................................     0-20%
Short Term Bond Fund...........................................     0-20%
Institutional Money Market Fund................................     0-10%
U.S. Treasury Money Market Fund................................     0-10%

The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Each LifeModel Fund SM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND. The Advisor will periodically adjust the baseline style class allocation.

LIFEMODEL AGGRESSIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND

Small Cap Growth Index 1 ......................................      6.0%
Small Cap Value Index 2 .......................................      6.0%
International Index 3 .........................................      8.0%
Mid Cap Growth Index 4 ........................................     10.0%
Mid Cap Value Index 5 .........................................     10.0%
Large Cap Growth Index 6 ......................................     18.0%
Large Cap Value Index 7 .......................................     18.0%
Large Cap Core Index 8 ........................................     14.0%
High Yield Bond Index 9........................................      5.0%
Intermediate Bond Index 10 ....................................      5.0%

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

______________________________________
1 The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

2 The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

3     The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE
      (R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

4 The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

5 The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

6 The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

7 The Large Cap Value Index represents the Russell 1000(R) Value Index. The Russell 1000(R) Value Index measures the performance of those Russell
      1000 companies with lower price-to-book ratios and lower forecasted growth values.

8 The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

9 The High Yield Bond Index represents the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master Index tracks the performance of below investment grade, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds must have at least one year remaining term to maturity, at least $100,000,000 par outstanding, and a fixed coupon schedule.

10    The Intermediate Bond Index represents the Lehman Brothers
      Government/Credit Intermediate Index. The Lehman Brothers
      Government/Credit Intermediate Index is composed of 5,000 publicly-issued corporate and U.S. Government debt issues rated Baa or better, with at least one year to maturity and at least $150 million par outstanding.

FIFTH THIRD LIFEMODEL AGGRESSIVE FUND SM
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund are as follows:


INVESTMENTS IN MUTUAL FUNDS. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

EQUITY FUNDS. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Aggressive Fund SM will be affected.

BOND FUNDS. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Aggressive Fund SM will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

SMALLER COMPANIES. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

FOREIGN SECURITIES. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

EMERGING MARKETS. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.


VOLATILITY AND PERFORMANCE INFORMATION. The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES
--------------------------------------------------------------------------------

                                   [BAR CHART]

                             33.69%   8.43%   7.23%
                             ---------------------
                              2003     04      05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q2 2003              17.46%
Worst quarter:                Q1 2003              -4.57%
Year to Date Return (1/1/06 to 9/30/06):              __%

FIFTH THIRD LIFEMODEL AGGRESSIVE FUND SM
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
---------------------------------------------------------------------------------------------------------------------------
                                                                               INCEPTION DATE   PAST YEAR   SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                           8/1/02
   Return Before Taxes                                                                            1.85%         11.33%
   Return After Taxes on Distributions 1                                                          1.31%         10.82%
   Return After Taxes on Distributions and Sale of Fund Shares 1                                  1.78%          9.61%
---------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                  8/1/02
   Return Before Taxes                                                                            1.53%         11.51%
---------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                  8/1/02
   Return Before Taxes                                                                            6.46%         12.19%
---------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES 2 (WITH 3.25% SALES CHARGE)                                         8/1/02
   Return Before Taxes                                                                            3.45%         11.66%
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
WILSHIRE 5000 INDEX* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                          6.32%         13.43%
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX(R)**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                            1.57%          4.09%
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
LIFEMODEL AGGRESSIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND***
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                              %              %
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
LIFEMODEL AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND****
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                              %              %
---------------------------------------------------------------------------------------------------------------------------



1 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

2 The quoted performance of Advisor shares reflects the performance of Institutional shares, adjusted to reflect expenses and sales charges for Advisor shares, for the period prior to the commencement of operations of Advisor shares on August 1, 2005.

* The Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5000 capitalization weighted security returns are used to adjust the Wilshire 5000.

** The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

*** See page 22 for a description of the LifeModel Aggressive Target Neutral Style Class Index Blend.

**** LifeModel Aggressive Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Wilshire 5000 Index (90%) and Lehman Brothers Intermediate Government/Credit Bond Index (10%). The LifeModel Aggressive Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                                        ASSET
                                                                      ALLOCATION
FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND SM                    STRATEGY
---------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE The Fund seeks long-term capital appreciation and growth of income by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity securities.


PRINCIPAL INVESTMENT STRATEGIES The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. Because this is a moderately aggressive allocation fund, the majority of the Fund's assets will be invested in Fifth Third equity funds, although a portion of its assets will be invested in Fifth Third bond and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.


Under normal circumstances, the Fund is diversified between stocks and bonds, with an emphasis on stocks:


    o From 60% to 80% of the Fund's assets will be invested in Fifth Third equity funds.

    o From 20% to 40% of the Fund's assets will be invested in Fifth Third bond funds.

    o Up to 10% of the Fund's assets will be invested in Fifth Third money market funds.


The Fund invests its assets in the underlying mutual funds within the following ranges:


                                                                   PERCENTAGE OF
FUND NAME                                                          FUND HOLDINGS
Small Cap Growth Fund..................................................    0-40%
Mid Cap Growth Fund....................................................    0-40%
Quality Growth Fund....................................................    0-40%
Large Cap Core Fund....................................................    0-40%
Small Cap Value Fund...................................................    0-40%
Multi Cap Value Fund...................................................    0-40%
Disciplined Large Cap Value Fund.......................................    0-40%
International Equity Fund..............................................    0-20%
High Yield Bond Fund...................................................    0-20%
Bond Fund..............................................................    0-30%
Intermediate Bond Fund.................................................    0-30%
Short Term Bond Fund...................................................    0-30%
Institutional Money Market Fund........................................    0-10%
U.S. Treasury Money Market Fund........................................    0-10%


The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Each LifeModel Fund SM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND. The Advisor will periodically adjust the baseline style class allocation.

LIFEMODEL MODERATELY AGGRESSIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND
Small Cap Growth Index 1 ..............................................     4.7%
Small Cap Value Index 2 ...............................................     4.7%
International Index 3 .................................................     6.2%
Mid Cap Growth Index 4 ................................................     7.8%
Mid Cap Value Index 5 .................................................     7.8%
Large Cap Growth Index 6 ..............................................    14.0%
Large Cap Value Index 7 ...............................................    14.0%
Large Cap Core Index 8 ................................................    10.8%
High Yield Bond Index 9 ...............................................     5.0%
Bond Index 10 ........................................................      5.0%
Intermediate Bond Index 11 ............................................    10.0%
Short Term Bond Index 12...............................................    10.0%

__________________________
1 The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

2 The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

3     The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE
      (R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

4 The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

5 The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

6 The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

7 The Large Cap Value Index represents the Russell 1000(R) Value Index. The Russell 1000(R) Value Index measures the performance of those Russell
      1000 companies with lower price-to-book ratios and lower forecasted growth values.

8 The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

9 The High Yield Bond Index represents the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master Index tracks the performance of below investment grade, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds must have at least one year remaining term to maturity, at least $100,000,000 par outstanding, and a fixed coupon schedule.

10 The Bond Index represents the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

11    The Intermediate Bond Index represents the Lehman Brothers
      Government/Credit Intermediate Index. The Lehman Brothers
      Government/Credit Intermediate Index is composed of 5,000 publicly-issued corporate and U.S. Government debt issues rated Baa or better, with at least one year to maturity and at least $150 million par outstanding.

12 The Short Term Bond Index represents the Merrill Lynch 1-3 Year Government Corporate Bond Index. The Merrill Lynch 1-3 Year Government Corporate Bond Index tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND SM
--------------------------------------------------------------------------------

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund are as follows:


INVESTMENTS IN MUTUAL FUNDS. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

EQUITY FUNDS. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Moderately Aggressive Fund SM will be affected.

BOND FUNDS. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Moderately Aggressive Fund SM will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

SMALLER COMPANIES. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

FOREIGN SECURITIES. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

EMERGING MARKETS. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.


VOLATILITY AND PERFORMANCE INFORMATION. The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES
--------------------------------------------------------------------------------

                                   [BAR CHART]

                              27.13%  7.08%  5.94%
                             ----------------------
                               2003    04     05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q2 2003              13.90%
Worst quarter:                Q1 2003              -2.85%
Year to Date Return (1/1/06 to 9/30/06):              __%

FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND SM
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
---------------------------------------------------------------------------------------------------------------------------
                                                                               INCEPTION DATE   PAST YEAR   SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                           8/1/02
   Return Before Taxes                                                                            0.68%         10.54%
   Return After Taxes on Distributions 1                                                         -0.10%          9.89%
   Return After Taxes on Distributions and Sale of Fund Shares 1                                  0.90%          8.82%
---------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                  8/1/02
   Return Before Taxes                                                                            0.14%         10.73%
---------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                  8/1/02
   Return Before Taxes                                                                            5.12%         11.40%
---------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES 2 (WITH 3.25% SALES CHARGE)                                         8/1/02
   Return Before Taxes                                                                            2.27%         10.87%
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
WILSHIRE 5000 INDEX* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                          6.32%         13.43%
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX(R)**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                            1.57%          4.09%
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
LIFEMODEL MODERATELY AGGRESSIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND***
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                              %              %
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)

LIFEMODEL MODERATELY AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND****
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                              %              %
---------------------------------------------------------------------------------------------------------------------------



1 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

2 The quoted performance of Advisor shares reflects the performance of Institutional shares, adjusted to reflect expenses and sales charges for Advisor shares, for the period prior to the commencement of operations of Advisor shares on August 1, 2005.

* The Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5000 capitalization weighted security returns are used to adjust the Wilshire 5000.

** The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

*** See page 26 for a description of the LifeModel Moderately Aggressive Target Neutral Style Class Index Blend

**** LifeModel Moderately Aggressive Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Wilshire 5000 Index (70%) and Lehman Brothers Intermediate Government/Credit Bond Index (30%). The LifeModel Moderately Aggressive Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                                        ASSET
                                                                      ALLOCATION
FIFTH THIRD LIFEMODEL MODERATE FUND SM                                 STRATEGY
---------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE The Fund seeks high total return consistent with the preservation of capital by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity and fixed income securities.

PRINCIPAL INVESTMENT STRATEGIES The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. Because this is a moderate growth allocation fund, approximately half of the Fund's assets will be invested in Fifth Third equity funds and approximately half will be invested in Fifth Third bond funds, although a portion of the Fund's assets will be invested in Fifth Third money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds:


    o From 40% to 60% of the Fund's assets will be invested in Fifth Third equity funds.

    o From 40% to 60% of the Fund's assets will be invested in Fifth Third bond funds.

    o Up to 15% of the Fund's assets will be invested in Fifth Third money market funds.


The Fund invests its assets in the underlying mutual funds within the following ranges:


                                                                   PERCENTAGE OF
FUND NAME                                                          FUND HOLDINGS
Small Cap Growth Fund..................................................    0-30%
Mid Cap Growth Fund....................................................    0-30%
Quality Growth Fund....................................................    0-30%
Large Cap Core Fund....................................................    0-30%
Small Cap Value Fund...................................................    0-30%
Multi Cap Value Fund...................................................    0-30%
Disciplined Large Cap Value Fund.......................................    0-30%
International Equity Fund..............................................    0-15%
High Yield Bond Fund...................................................    0-20%
Bond Fund..............................................................    0-40%
Intermediate Bond Fund.................................................    0-40%
Short Term Bond Fund...................................................    0-40%
Institutional Money Market Fund........................................    0-15%
U.S. Treasury Money Market Fund........................................    0-15%


The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Each LifeModel Fund SM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND. The Advisor will periodically adjust the baseline style class allocation.

LIFEMODEL MODERATE TARGET NEUTRAL STYLE CLASS INDEX BLEND
Small Cap Growth Index 1 ..............................................     3.3%
Small Cap Value Index 2 ...............................................     3.3%
International Index 3 .................................................     4.4%
Mid Cap Growth Index 4 ................................................     5.6%
Mid Cap Value Index 5 .................................................     5.6%
Large Cap Growth Index 6 ..............................................    10.0%
Large Cap Value Index 7 ...............................................    10.0%
Large Cap Core Index 8.................................................     7.8%
High Yield Bond Index 9 ...............................................     5.0%
Bond Index 10 .........................................................    10.0%
Intermediate Bond Index 11 ............................................    20.0%
Short Term Bond Index 12...............................................    15.0%

__________________________
1 The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

2 The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

3     The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE
      (R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

4 The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

5 The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

6 The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

7 The Large Cap Value Index represents the Russell 1000(R) Value Index. The Russell 1000(R) Value Index measures the performance of those Russell
      1000 companies with lower price-to-book ratios and lower forecasted growth values.

8 The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

9 The High Yield Bond Index represents the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master Index tracks the performance of below investment grade, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds must have at least one year remaining term to maturity, at least $100,000,000 par outstanding, and a fixed coupon schedule.

10 The Bond Index represents the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

11    The Intermediate Bond Index represents the Lehman Brothers
      Government/Credit Intermediate Index. The Lehman Brothers
      Government/Credit Intermediate Index is composed of 5,000 publicly-issued corporate and U.S. Government debt issues rated Baa or better, with at least one year to maturity and at least $150 million par outstanding.

12 The Short Term Bond Index represents the Merrill Lynch 1-3 Year Government Corporate Bond Index. The Merrill Lynch 1-3 Year Government Corporate Bond Index tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

FIFTH THIRD LIFEMODEL MODERATE FUND SM
--------------------------------------------------------------------------------

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund are as follows:


INVESTMENTS IN MUTUAL FUNDS. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying Funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

EQUITY FUNDS. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Moderate Fund SM will be affected.

BOND FUNDS. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Moderate Fund SM will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

SMALLER COMPANIES. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

FOREIGN SECURITIES. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

EMERGING MARKETS. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.


VOLATILITY AND PERFORMANCE INFORMATION. The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time, as well as compared to two broad-based securities indices.


The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES
--------------------------------------------------------------------------------

                                  [BAR CHART]

                              20.42%  5.96%  4.82%
                              --------------------
                               2003    04     05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q2 2003              10.46%
Worst quarter:                Q1 2003              -1.63%
Year to Date Return (1/1/06 to 9/30/06):             ___%

FIFTH THIRD LIFEMODEL MODERATE FUND SM
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
---------------------------------------------------------------------------------------------------------------------------
                                                                               INCEPTION DATE   PAST YEAR   SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                           8/1/02
   Return Before Taxes                                                                           -0.41%          7.40%
   Return After Taxes on Distributions 1                                                         -1.36%          6.61%
   Return After Taxes on Distributions and Sale of Fund Shares 1                                  0.17%          5.97%
---------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                  8/1/02
   Return Before Taxes                                                                           -1.01%          7.47%
---------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                  8/1/02
   Return Before Taxes                                                                            4.06%          8.23%
---------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES 2 (WITH 3.25% SALES CHARGE)                                         8/1/02
   Return Before Taxes                                                                            1.11%          7.67%
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
WILSHIRE 5000 INDEX* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                          6.32%         13.43%
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX(R)**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                            1.57%          4.09%
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
LIFEMODEL MODERATE TARGET NEUTRAL STYLE CLASS INDEX BLEND***
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                              %              %
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
LIFEMODEL MODERATE TARGET NEUTRAL ASSET CLASS INDEX BLEND****
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                              %              %
---------------------------------------------------------------------------------------------------------------------------



1 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

2 The quoted performance of Advisor shares reflects the performance of Institutional shares, adjusted to reflect expenses and sales charges for Advisor shares, for the period prior to the commencement of operations of Advisor shares on August 1, 2005.

* The Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5000 capitalization weighted security returns are used to adjust the Wilshire 5000.

** The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt

*** See page 30 for a description of the LifeModel Moderate Target Neutral Style Class Index Blend.

**** LifeModel Moderate Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Wilshire 5000 Index (50%) and Lehman Brothers Intermediate Government/Credit Bond Index (50%). The LifeModel Moderate Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                                        ASSET
                                                                      ALLOCATION
FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND SM                  STRATEGY
---------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE The Fund seeks income and capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in fixed income and equity securities.

PRINCIPAL INVESTMENT STRATEGIES The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. Because this is a moderately conservative allocation fund, the majority of the Fund's assets will be invested in Fifth Third bond and equity funds, although a portion of its assets will be invested in Fifth Third money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in debt securities, growth and value stocks, foreign securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with an emphasis on bonds:


    o From 50% to 70% of the Fund's assets will be invested in Fifth Third bond funds.

    o From 30% to 50% of the Fund's assets will be invested in Fifth Third equity funds.

    o Up to 20% of the Fund's assets will be invested in Fifth Third money market funds.


The Fund invests its assets in the underlying mutual funds within the following ranges:


                                                                   PERCENTAGE OF
FUND NAME                                                          FUND HOLDINGS
Small Cap Growth Fund..................................................    0-25%
Mid Cap Growth Fund....................................................    0-25%
Quality Growth Fund....................................................    0-25%
Large Cap Core Fund....................................................    0-25%
Small Cap Value Fund...................................................    0-25%
Multi Cap Value Fund...................................................    0-25%
Disciplined Large Cap Value Fund.......................................    0-25%
International Equity Fund..............................................    0-10%
High Yield Bond Fund...................................................    0-20%
Bond Fund..............................................................    0-50%
Intermediate Bond Fund.................................................    0-50%
Short Term Bond Fund...................................................    0-50%
Institutional Money Market Fund........................................    0-20%
U.S. Treasury Money Market Fund........................................    0-20%


The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Each LifeModel Fund SM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND. The Advisor will periodically adjust the baseline style class allocation.

LIFEMODEL MODERATELY CONSERVATIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND
Small Cap Growth Index 1 ..............................................     2.7%
Small Cap Value Index 2 ...............................................     2.7%
International Index 3 .................................................     3.6%
Mid Cap Growth Index 4 ................................................     4.4%
Mid Cap Value Index 5 .................................................     4.4%
Large Cap Growth Index 6 ..............................................     8.0%
Large Cap Value Index 7 ...............................................     8.0%
Large Cap Core Index 8.................................................     6.2%
High Yield Bond Index 9 ...............................................     5.0%
Bond Index 10 .........................................................    10.0%
Intermediate Bond Index 11 ............................................    30.0%
Short Term Bond Index 12...............................................    15.0%

__________________________
1 The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

2 The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

3     The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE
      (R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

4 The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

5 The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

6 The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

7 The Large Cap Value Index represents the Russell 1000(R) Value Index. The Russell 1000(R) Value Index measures the performance of those Russell
      1000 companies with lower price-to-book ratios and lower forecasted growth values.

8 The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

9 The High Yield Bond Index represents the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master Index tracks the performance of below investment grade, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds must have at least one year remaining term to maturity, at least $100,000,000 par outstanding, and a fixed coupon schedule.

10 The Bond Index represents the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

11    The Intermediate Bond Index represents the Lehman Brothers
      Government/Credit Intermediate Index. The Lehman Brothers
      Government/Credit Intermediate Index is composed of 5,000 publicly-issued corporate and U.S. Government debt issues rated Baa or better, with at least one year to maturity and at least $150 million par outstanding.

12 The Short Term Bond Index represents the Merrill Lynch 1-3 Year Government Corporate Bond Index. The Merrill Lynch 1-3 Year Government Corporate Bond Index tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND SM
--------------------------------------------------------------------------------

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund are as follows:


INVESTMENTS IN MUTUAL FUNDS. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

EQUITY FUNDS. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Moderately Conservative Fund SM will be affected.

BOND FUNDS. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Moderately Conservative Fund SM will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk, which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

SMALLER COMPANIES. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

FOREIGN SECURITIES. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

EMERGING MARKETS. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.


VOLATILITY AND PERFORMANCE INFORMATION. The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested. The returns for Class B, C and Advisor Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES
--------------------------------------------------------------------------------

                                  [BAR CHART]

                              16.88% 5.02%  3.98%
                             ----------------------
                                2003   04     05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q2 2003               8.92%
Worst quarter:                Q1 2003              -1.30%
Year to Date Return (1/1/06 to 9/30/06):             ___%

FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND SM
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
---------------------------------------------------------------------------------------------------------------------------
                                                                               INCEPTION DATE   PAST YEAR   SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                           8/1/02
   Return Before Taxes                                                                           -1.23%          5.65%
   Return After Taxes on Distributions 1                                                         -2.35%          4.59%
   Return After Taxes on Distributions and Sale of Fund Shares 1                                 -0.29%          4.31%
---------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                  8/1/02
   Return Before Taxes                                                                           -1.65%          5.72%
---------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                  8/1/02
   Return Before Taxes                                                                            3.20%          6.46%
---------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES 2 (WITH 3.25% SALES CHARGE)                                         8/1/02
   Return Before Taxes                                                                            0.43%          5.96%
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
WILSHIRE 5000 INDEX* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                          6.32%         13.43%
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX(R)**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                            1.57%          4.09%
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
LIFEMODEL MODERATELY CONSERVATIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND***
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                              %              %
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
LIFEMODEL MODERATELY CONSERVATIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND****
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                              %              %
---------------------------------------------------------------------------------------------------------------------------



1 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

2 The quoted performance of Advisor shares reflects the performance of Institutional shares, adjusted to reflect expenses and sales charges for Advisor shares, for the period prior to the commencement of operations of Advisor shares on August 1, 2005.

* The Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5000 capitalization weighted security returns are used to adjust the Wilshire 5000.

** The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

*** See page 34 for a description of the LifeModel Moderately Conservative Target Neutral Style Class Index Blend.

**** LifeModel Moderately Conservative Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Wilshire 5000 Index (40%) and Lehman Brothers Intermediate Government/Credit Bond Index (60%). The LifeModel Moderately Conservative Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                                        ASSET
                                                                      ALLOCATION
FIFTH THIRD LIFEMODEL CONSERVATIVE FUND SM                             STRATEGY
--------------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE The Fund seeks income and capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in fixed income and equity securities.

PRINCIPAL INVESTMENT STRATEGIES The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. Because this is a conservative allocation fund, the majority of the Fund's assets will be invested in Fifth Third bond funds, although a portion of its assets will be invested in Fifth Third equity and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in debt securities, growth and value stocks, foreign securities, and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a heavy emphasis on bonds:


    o From 70% to 90% of the Fund's assets will be invested in Fifth Third bond funds.

    o From 10% to 30% of the Fund's assets will be invested in Fifth Third equity funds.

    o Up to 20% of the Fund's assets will be invested in Fifth Third money market funds.


The Fund invests its asset in the underlying mutual funds within the following ranges:


                                                                   PERCENTAGE OF
FUND NAME                                                          FUND HOLDINGS
Small Cap Growth Fund..................................................    0-15%
Mid Cap Growth Fund....................................................    0-15%
Quality Growth Fund....................................................    0-15%
Large Cap Core Fund....................................................    0-15%
Small Cap Value Fund...................................................    0-15%
Multi Cap Value Fund...................................................    0-15%
Disciplined Large Cap Value Fund.......................................    0-15%
International Equity Fund..............................................     0-5%
High Yield Bond Fund...................................................    0-20%
Bond Fund..............................................................    0-60%
Intermediate Bond Fund.................................................    0-60%
Short Term Bond Fund...................................................    0-60%
Institutional Money Market Fund........................................    0-20%
U.S. Treasury Money Market Fund........................................    0-20%


The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Each LifeModel Fund SM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND. The Advisor will periodically adjust the baseline style class allocation.

LIFEMODEL CONSERVATIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND
Small Cap Growth Index 1 ..............................................     1.3%
Small Cap Value Index 2 ...............................................     1.3%
International Index 3 .................................................     1.9%
Mid Cap Growth Index 4 ................................................     2.2%
Mid Cap Value Index 5 .................................................     2.2%
Large Cap Growth Index 6 ..............................................     4.0%
Large Cap Value Index 7 ...............................................     4.0%
Large Cap Core Index 8.................................................     3.1%
High Yield Bond Index 9 ...............................................     5.0%
Bond Index 10 .........................................................    15.0%
Intermediate Bond Index 11 ............................................    40.0%
Short Term Bond Index 12 ..............................................    20.0%

__________________________
1 The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

2 The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

3     The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE
      (R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

4 The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

5 The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

6 The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

7 The Large Cap Value Index represents the Russell 1000(R) Value Index. The Russell 1000(R) Value Index measures the performance of those Russell
      1000 companies with lower price-to-book ratios and lower forecasted growth values.

8 The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

9 The High Yield Bond Index represents the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master Index tracks the performance of below investment grade, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds must have at least one year remaining term to maturity, at least $100,000,000 par outstanding, and a fixed coupon schedule.

10 The Bond Index represents the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

11    The Intermediate Bond Index represents the Lehman Brothers
      Government/Credit Intermediate Index. The Lehman Brothers
      Government/Credit Intermediate Index is composed of 5,000 publicly-issued corporate and U.S. Government debt issues rated Baa or better, with at least one year to maturity and at least $150 million par outstanding.

12 The Short Term Bond Index represents the Merrill Lynch 1-3 Year Government Corporate Bond Index. The Merrill Lynch 1-3 Year Government Corporate Bond Index tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

FIFTH THIRD LIFEMODEL CONSERVATIVE FUND SM
--------------------------------------------------------------------------------

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund are as follows:


INVESTMENTS IN MUTUAL FUNDS. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

EQUITY FUNDS. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risks," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Conservative Fund SM will be affected.

BOND FUNDS. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Conservative Fund SM will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk, which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

SMALLER COMPANIES. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

FOREIGN SECURITIES. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

EMERGING MARKETS. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.


VOLATILITY AND PERFORMANCE INFORMATION. The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time, as well as compared to two broad-based securities indices.


The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES
--------------------------------------------------------------------------------

                                  [BAR CHART]

                              10.91% 3.50%  3.00%
                             ----------------------
                                2003   04     05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q2 2003               5.75%
Worst quarter:                Q2 2004              -1.52%
Year to Date Return (1/1/06 to 9/30/06):             ___%

FIFTH THIRD LIFEMODEL CONSERVATIVE FUND SM
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
---------------------------------------------------------------------------------------------------------------------------
                                                                               INCEPTION DATE   PAST YEAR   SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                           8/1/02
   Return Before Taxes                                                                           -2.15%          4.13%
   Return After Taxes on Distributions 1                                                         -3.33%          2.95%
   Return After Taxes on Distributions and Sale of Fund Shares 1                                 -1.21%          2.88%
---------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                  8/1/02
   Return Before Taxes                                                                           -2.71%          4.17%
---------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                  8/1/02
   Return Before Taxes                                                                            2.18%          4.94%
---------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES 2 (WITH 3.25% SALES CHARGE)                                         8/1/02
   Return Before Taxes                                                                           -0.63%          4.43%
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
WILSHIRE 5000 INDEX* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                          6.32%         13.43%
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX(R)**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                            1.57%          4.09%
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
LIFEMODEL CONSERVATIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND***
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                              %              %
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
LIFEMODEL CONSERVATIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND****
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                              %              %
---------------------------------------------------------------------------------------------------------------------------



1 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

2 The quoted performance of Advisor shares reflects the performance of Institutional shares, adjusted to reflect expenses and sales charges for Advisor shares, for the period prior to the commencement of operations of Advisor shares on August 1, 2005.

* The Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5000 capitalization weighted security returns are used to adjust the Wilshire 5000.

** The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

*** See page 38 for a description of the LifeModel Conservative Target Neutral Style Class Index Blend.

**** LifeModel Conservative Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Wilshire 5000 Index (20%) and Lehman Brothers Intermediate Government/Credit Bond Index (80%). The LifeModel Conservative Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                                       STRATEGIC
                                                                        INCOME
FIFTH THIRD STRATEGIC INCOME FUND                                      STRATEGY
---------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE High level of income consistent with reasonable risk. Achieving capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, common stocks, preferred stocks and common and preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares. The Fund's investment in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.


The Fund will respond to and attempt to anticipate economic and market trends. The Advisor seeks to provide value by investing in asset classes that are most attractive based on their risks and in companies with cheap (e.g., attractive price to cash flow ratio) cash flows in each asset class. The Adviser may invest in debt securities of any maturity, and will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities during periods when it believes interest rates will decline. The Adviser seeks to maximize risk-adjusted returns through fundamental research, quantitative modeling, and capital structure analysis. The Fund seeks returns, unlike traditional investment grade fixed income funds investing in various asset classes. The Adviser believes that a low correlation between various asset classes leads to stability of expected returns.

In selecting corporate debt securities for the Fund, the Advisor intends to invest principally in securities rated BBB or better by Standard & Poor's, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Advisor to be sound and consistent with an objective of reasonable risk. The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by Standard & Poor's and/or
(ii) unrated securities which, in the opinion of the Advisor, are of quality comparable to those rated BB or lower. Securities rated lower than BBB by Standard & Poor's, sometimes referred to as "junk bonds," are lower-rated securities and have speculative characteristics.

Investments may be made in any diversified closed-end income fund as long as the Fund's total portfolio maintains no more than 20% of its assets in securities rated BB or lower. The Fund may consider closed-end funds as a "pass through" security, and will look at the composition of the underlying portfolio. Therefore, the Fund may invest in any single closed-end fund even if the underlying portfolio contains more than 20% of its assets invested in securities rated BB or lower. Such closed-end funds may invest in debt securities of United States or foreign issuers.

The Adviser will look to manage risk through several strategies, which will typically include: maintaining certain minimum and maximum sector and position weightings; limiting investment in non-investment grade securities to a maximum of 20% of the portfolio; and monitoring tracking error and other risk statistics relative to the Lehman Aggregate Index.

The Advisor may consider selling one of the Fund's holdings when: deterioration in a company's strategic position, growth prospects, or financial reporting issues is detected, an individual security comprises too large a position in the portfolio, a company with declining financial fundamentals has risk volatility of more than one standard deviation in the Adviser's proprietary credit risk model a company's valuations are no longer attractive, or a better opportunity arises.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include INTEREST RATE RISK, which is the risk that prices of debt securities will rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of debt securities fall. The net asset value of the Fund may also decrease during periods of rising interest rates. In addition, debt securities are subject to CREDIT RISK, which is the risk that an issuer of debt securities may default (fail to repay interest and principal when due). If an issuer defaults or the risk of such default is perceived to have increased, the Fund may lose all or part of its investment. The net asset value of the Fund may fall during periods of economic downturn when such defaults or risk of defaults increase.

NON-INVESTMENT GRADE SECURITIES RISK. Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

CLOSED-END INVESTMENT COMPANY RISK. Investments in closed-end funds present additional risks to investors. Investment by the Fund in closed-end funds results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication. Such investments may be less liquid than other investments and often trade at a discount. In addition, since these closed-end funds invest in debt securities, they are subject to the same risks described above.

CURRENCY RISK. Certain of the closed-end funds in which the Fund invests may invest part or all of their assets in debt securities of foreign issuers. Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, the Fund may be subject to CURRENCY RISK. Changes in foreign currency exchange rates may affect the closed-end fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gains, if any, to be distributed to shareholders by the closed-end fund. If the value of a foreign currency declines against the U.S. dollar, the value of the closed-end fund's assets denominated in that currency will decrease. Although these closed-end funds may enter into "hedging" transactions intended to minimize the risk of loss due to a decline in the value of the subject foreign currency, in some cases all or a portion of the closed-end fund's portfolio remains subject to this risk of loss.

FIFTH THIRD STRATEGIC INCOME FUND
--------------------------------------------------------------------------------


FOREIGN INVESTMENT RISK. There are additional risks relating to political, economic, or regulatory conditions in foreign countries; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments of such closed-end funds more volatile and potentially less liquid than U.S. investments.

REIT RISK. The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.


PRE-PAYMENT/CALL RISK. The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES 1,2
--------------------------------------------------------------------------------

                                  [BAR CHART]

    9.20%  11.47%  3.48%  -5.72%  16.01%  12.65%  7.45%  9.83%  6.70%  1.59%
    ------------------------------------------------------------------------
     1996    97     98      99      00      01     02     03     04     05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q2 2000               5.99%
Worst quarter:                Q4 1999              -4.72%
Year to Date Return (1/1/06 to 9/30/06):             ___%


__________________________
1 On October 22, 2001, the Fifth Third/Maxus Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Strategic Income Fund.

2 The performance of Class A shares is based on the performance for Advisor shares, adjusted to reflect the sale charges for Class A shares, for the period prior to the commencement of operations of Class A shares on April 1, 2004. For the period prior to October 22, 2001, the quoted performance reflects the performance of the Investor shares of the Fifth Third/Maxus Income Fund, adjusted to reflect the sales charges for Class A shares.

FIFTH THIRD STRATEGIC INCOME FUND
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005) 1
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          INCEPTION DATE   PAST YEAR   PAST 5 YEARS   PAST 10 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES 2 (WITH 5.00% SALES CHARGE)                                   3/10/85
   Return Before Taxes                                                                      -3.49%        6.49%           6.55%
   Return After Taxes on Distributions 3                                                    -4.67%        4.71%           4.13%
   Return After Taxes on Distributions and Sale of Fund Shares 3                            -1.97%        4.51%           4.09%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES 4                                                             3/10/85
   (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)
   Return Before Taxes                                                                      -3.94%        6.65%           6.52%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES 5                                                             3/10/85
   (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)
   Return Before Taxes                                                                       0.94%        6.87%           6.48%
-----------------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES 6 (WITH 3.25% SALES CHARGE)                                   3/10/85
   Return Before Taxes                                                                      -1.96%        6.77%           6.69%
-----------------------------------------------------------------------------------------------------------------------------------
LEHMAN AGGREGATE (U.S.) INDEX *
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                           %            %               %
-----------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS INTERMEDIATE CREDIT BOND INDEX(R)**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                       1.42%        6.41%           6.20%
-----------------------------------------------------------------------------------------------------------------------------------



1 On October 22, 2001, the Fifth Third/Maxus Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Strategic Income Fund.

2 The performance of Class A shares is based on the performance for Advisor shares, adjusted to reflect the sales charges for Class A shares, for the period prior to the commencement of operations of Class A shares on April 1, 2004. For the period prior to October 22, 2001, the quoted performance reflects the performance of the Investor shares of the Fifth Third/Maxus Income Fund, adjusted to reflect the sales charges for Class A shares.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

4 The performance of Class B shares is based on the performance for Advisor shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on April 1, 2004. For the period prior to October 22, 2001, the quoted performance reflects the performance of the Investor shares of the Fifth Third/Maxus Income Fund, adjusted to reflect the expenses and sales charges for Class B shares.

5 For the period prior to October 29, 2001, the quoted performance of Class C shares reflects the performance of the Advisor shares of the Fifth Third Strategic Income Fund, adjusted to reflect the expenses and sales charges for Class C shares. For the period prior to October 22, 2001, the quoted performance reflects the performance of the Investor Shares of the Fifth Third/Maxus Income Fund, adjusted to reflect the expenses and sales charges for Class C shares.

6 For the period prior to October 22, 2001, the quoted performance of Advisor shares reflects the performance of the Investor shares of Fifth Third/Maxus Income Fund, adjusted to reflect the sales charges for Advisor shares.


* Effective September 29, 2006 the Fund changed its primary benchmark from the Lehman International Credit Bond Index to the Lehman Aggregate (U.S.) Index, retaining the Lehman International Credit Bond Index as its secondary benchmark. The Fund changed its primary benchmark to better correspond to the Fund's investment strategy.

** The Lehman Brothers Intermediate Credit Bond Index(R) is comprised of publicly issued, fixed rate, non-convertible investment grade dollar-denominated, SEC-registered corporate debt. Included are debts issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies or international agencies.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                                       SPECIALTY
FIFTH THIRD DIVIDEND GROWTH FUND                                       STRATEGY
---------------------------------------------------------------------
(FORMERLY KNOWN AS FIFTH THIRD SELECT STOCK FUND)

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund will normally concentrate its investments in a group of 35 to 65 stocks. The Fund is designed to provide long-term capital appreciation by investing primarily in high-quality companies with histories of rising earnings and dividends. The portfolio managers believe that high-quality companies have the potential to provide an increasing stream of income to shareholders and protect investment capital in down markets. In selecting suitable investments, the Advisor will attempt to find companies with a track record of consistent growth in earnings and dividends. The Advisor will focus on five key areas in implementing the Fund's investment strategy. First, the Advisor will employ quantitative screens to identify high-quality companies that meet market capitalization targets. The Advisor will evaluate widely-traded companies with market capitalizations greater than $2 billion - including large and some mid cap companies. Within this universe of companies, the Advisor will seek companies that are experiencing consistent earnings and dividend growth.


Second, the Advisor will rank each company based on the quality of earnings and dividends and the prospect for a continuation of earnings and dividends growth. The Advisor will employ screening tools that capture quantitative factors such as earnings and dividend quality rankings, earnings stability, and earnings and dividend growth - screening that will aid in the identification of attractive new ideas warranting further consideration.

Third, the Advisor will conduct an analysis of company fundamentals and historical valuations. The Advisor will utilize a stock selection approach that is fundamentally based and focuses on issues related to the quality of management, product development, reputation, financial progress, business models, and enterprise risks.

Fourth, the Fund's disciplined approach will continue once a stock is purchased and the Advisor will closely monitor risk factors of the portfolio and seek to control risk by adjusting sector weights and diversifying the portfolio as it deems appropriate. Finally, the Advisor will employ a consistent sell strategy. If a stock that was chosen for the portfolio no longer meets the pre-established parameters, or if another company is identified to have greater fundamental potential, the stock may be sold.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

NON-DIVERSIFICATION RISK. The Fund is a non-diversified fund with regard to issuers of securities. As a result, it does not have to invest in as many issuers as a diversified fund and, thus, could be significantly affected by the performance of one or a small number of issuers. Because the Fund is non-diversified, a single security's increase or decrease in value may have a greater impact on the Fund's net asset value and total return and the Fund also could produce lower yields and be subject to higher volatility during some periods.

EQUITY SECURITIES RISK. Equity securities may be subject to sudden and unpredictable drops in value or periods of lackluster performance.

GROWTH SECURITIES RISK. The Fund invests in growth oriented stocks. Growth stocks are those that have a history of above average growth or that are expected to enter periods of above average growth. Growth stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

LARGE COMPANY RISK. Larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

MEDIUM-SIZED COMPANY RISK. Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger companies have.


DIVIDEND SECURITIES RISK. Stocks that pay regular dividends provide investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

FIFTH THIRD DIVIDEND GROWTH FUND
--------------------------------------------------------------------------------

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES 1,2
--------------------------------------------------------------------------------

                                  [BAR CHART]

22.44%  35.43%  32.83%  11.37%  -19.95%  -22.00%  -29.90%  20.12%  4.28%  4.20%
-------------------------------------------------------------------------------
 1996     97      98      99      00       01       02       03     04     05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q4 1998              24.87%
Worst quarter:                Q1 2001             -18.70%
Year to Date Return (1/1/06 to 9/30/06):             ___%




AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005) 1
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          INCEPTION DATE   PAST YEAR   PAST 5 YEARS   PAST 10 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES 2 (WITH 5.00% SALES CHARGE)                                    3/4/85
   Return Before Taxes                                                                      -1.01%        -7.48%          2.90%
   Return After Taxes on Distributions 3                                                    -1.01%        -7.48%          1.58%
   Return After Taxes on Distributions and Sale of Fund Shares 3                            -0.66%        -6.20%          1.79%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES 4 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)           3/4/85
   Return Before Taxes                                                                      -1.60%        -7.72%          2.65%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES 5 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)           3/4/85
   Return Before Taxes                                                                       3.44%        -7.25%          2.65%
-----------------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES 6 (WITH 3.25% SALES CHARGE)                                    3/4/85         0.55%        -7.37%          2.84%
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX(R)* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                       4.91%        0.54%           9.07%
-----------------------------------------------------------------------------------------------------------------------------------
RUSSELL 1000(R) INDEX** (REFLECTS NO DEDUCTION FOR FEES,
  EXPENSES OR TAXES)                                                                         6.27%        1.07%           9.29%
-----------------------------------------------------------------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX                                                                    5.26%        -3.58%          6.73%
-----------------------------------------------------------------------------------------------------------------------------------



1 Effective August 1, 2005, the investment strategies, policies and risks of the Fifth Third Select Stock Fund were modified and the fund was renamed the Fifth Third Dividend Growth Fund.

2 On March 6, 1998, the Pinnacle Fund, a registered open-end investment company managed by Heartland Capital Management, Inc. was merged into the Fifth Third Select Stock Fund. For the period prior to March 6, 1998, the quoted performance of Class A shares reflects the performance of the Class A shares of The Pinnacle Fund.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

4 The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares for the period prior to the commencement of operations of Class B shares on October 11, 2000.

5 The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on March 9, 1998.

6 The performance of Advisor shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Advisor shares, for the period prior to the commencement of operations of Advisor shares on August 1, 2005.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The Fund changed its benchmark from the Russell 1000(R) Index to the S&P 500 Index(R), effective August 1, 2005, in order to better represent the Fund's investment policies for comparison purposes.

** The Russell 1000(R) Index is an unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, and represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.

                                                                       SPECIALTY
FIFTH THIRD TECHNOLOGY FUND                                            STRATEGY
---------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of technology companies. The technology companies in which the Fund typically invests include U.S. and, to a lesser extent, foreign companies.

Technology companies are those that are substantially engaged in developing products, processes or services that provide technological advances. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media and information services, and biotechnology. They also may include companies in more traditional industries, such as securities brokers and retailers that have extensively used technological advances to develop new or to improve existing products or processes.


The Fund generally takes a growth approach to selecting stocks, looking for established companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.


The Advisor may consider selling one of the Fund's holdings when deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance.

TECHNOLOGY SECURITIES RISK. The Fund focuses on, and assumes the risks of, holding technology stocks. For example, technology stocks tend to:

    o   fluctuate in price more widely and rapidly than the market as a whole;


    o underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology stocks are out of favor;

    o   decline in price due to sector specific developments; and

    o be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants.


SMALLER AND MEDIUM-SIZED COMPANY RISK. To the extent that the Fund invests in mid cap and small cap stocks, it takes on additional risks. For instance, mid cap and small cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to be unseasoned issuers with new products and less experienced management.

GROWTH SECURITIES RISK. The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks. The Fund's performance may also suffer if certain stocks do not perform as the portfolio management team expected.

FOREIGN INVESTMENT RISK. Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses.

EMERGING MARKETS RISK. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

IPO RISK. To the extent the Fund invests in companies whose shares are being, or recently have been, offered to the public for the first time, the Fund takes on additional risks, including risks associated with inexperienced management, the risk that a liquid secondary trading market may not develop and risks of greater market volatility often associated with the securities sold in initial public offerings.

TURNOVER RISK. Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

FIFTH THIRD TECHNOLOGY FUND
--------------------------------------------------------------------------------

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.


The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES
--------------------------------------------------------------------------------

                                  [BAR CHART]

                    -33.45%  -42.17%  87.96%  -7.16%  7.20%
                    ---------------------------------------
                     2001      02       03      04     05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q2 2003              41.02%
Worst quarter:                Q3 2001             -35.48%
Year to Date Return (1/1/06 to 9/30/06):             ___%




AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        INCEPTION DATE   PAST YEAR   PAST 5 YEARS   SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                    6/5/00
   Return Before Taxes                                                                     1.83%                        -11.48%
   Return After Taxes on Distributions 1                                                   1.83%                        -11.54%
   Return After Taxes on Distributions and Sale of Fund Shares 1                           1.19%                        -9.32%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES 2 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)         6/5/00
   Return Before Taxes                                                                     1.50%                        -11.45%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)           6/5/00
   Return Before Taxes                                                                     6.41%                        -11.34%
-----------------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES 3 (WITH 3.25% SALES CHARGE)                                  6/5/00
   Return Before Taxes                                                                     3.47%                        -11.43%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    (SINCE 6/1/00)
MERRILL LYNCH 100 TECHNOLOGY INDEX* (REFLECTS NO DEDUCTION FOR FEES,
   EXPENSES OR TAXES)                                                                      5.87%                        -11.61%
-----------------------------------------------------------------------------------------------------------------------------------


1 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

2 The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

3 For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of Class A shares, adjusted to reflect the expenses and sales charges for Advisor shares.

* The Merrill Lynch 100 Technology Index is an equal-dollar weighted index of 100 stocks designed to measure the performance of a cross-section of large, actively traded technology stocks and ADRs.

                                                                       SPECIALTY
FIFTH THIRD INTERNATIONAL EQUITY FUND                                  STRATEGY
---------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities and at least 65% of its total assets in securities of non-U.S. companies. The companies whose securities are represented in the Fund's portfolio are located in at least three countries other than the U.S.

The Fund uses a top-down strategy of selecting securities in its portfolio. It allocates assets among geographic regions and individual countries and sectors, rather than emphasizing individual stock selection. The Fund capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based on three factors: (i) valuation, (ii) fundamental change, and (iii) market momentum/technicals. Valuation factors include price/book values and price/cash earnings. Fundamental change factors include incremental shifts in economic growth, interest rates, the political, social, business, and regulatory environment, and monetary and fiscal policy. Market momentum/technical factors include market capitalization, liquidity, volatility, and investor sentiment.


The Fund's investment subadvisor analyzes both the global economic environment and the economies of countries throughout the world, focusing mainly on the industrialized countries comprising the Morgan Stanley Capital International Europe, Australasia, and Far East Index(R) (the "EAFE Index"). Although the Fund invests primarily in established foreign securities markets, from time to time, it may also invest in emerging market countries and, with regard to such investments, may make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries. In selecting stocks in a specific country or sector, the Fund invests in "baskets" of common stocks and other equity securities. By investing in these "baskets," the Fund generally attempts to replicate a broad market index (which is usually the Morgan Stanley Capital International Index or other index for a specific country or sector) in order to track the underlying performance of that index. Because the Fund employs a top-down strategy, the portfolio construction does not lend itself to individual stock selection. The Fund may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and may not serve their intended purposes.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities, such as, the risk of sudden and unpredictable drops in value or periods of lackluster performance.

FOREIGN INVESTMENT RISK. Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses.

EMERGING MARKETS RISK. The risks associated with foreign investments usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

CURRENCY RISK. The Fund's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Fund's investments.

DERIVATIVES RISK. The Fund may invest in derivatives, and may use certain techniques, such as hedging, to manage currency risks as well as to gain exposure to foreign markets. The primary risks of derivatives are: (1) changes in the market value of securities, and of derivatives relating to those securities, may not be proportionate; (2) there may not be a liquid market to sell a derivative, which could result in difficulty closing a position; and (3) certain derivatives can magnify the extent of losses incurred due to changes in market value. In addition, some derivative are subject to counterparty risk.

FIFTH THIRD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES
--------------------------------------------------------------------------------

                                   [BAR CHART]

8.54%  7.96%  19.34%  25.74%  -14.43%  -18.01%  -13.96%  33.38%  15.64%  13.66%
--------------------------------------------------------------------------------
1996    97     98      99        00       01       02      03      04      05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q4 1999              17.70%
Worst quarter:                Q3 2002             -18.00%
Year to Date Return (1/1/06 to 9/30/06):             ___%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
---------------------------------------------------------------------------------------------------------------------------------
                                                                     INCEPTION DATE    PAST YEAR    PAST 5 YEARS    PAST 10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                8/18/94
   Return Before Taxes                                                                   7.94%         3.29%            5.86%
   Return After Taxes on Distributions 1                                                 7.47%         2.99%            4.44%
   Return After Taxes on Distributions and Sale of Fund Shares 1                         6.10%         2.75%            4.33%
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES 2 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)     8/18/94
   Return Before Taxes                                                                   7.79%         3.12%            5.54%
---------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES 3 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)     8/18/94
   Return Before Taxes                                                                  12.74%         3.46%            5.64%
---------------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES 4 (WITH 3.25% SALES CHARGE)                              8/18/94
   Return Before Taxes                                                                   9.65%         3.38%            5.79%
---------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                  14.02%         4.94%            6.18%
---------------------------------------------------------------------------------------------------------------------------------



1 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

2 The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

3 The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 25, 1996.

4 For the period prior to November 7, 2003, the quoted performance of Advisor shares reflects the performance for Class A shares, adjusted to reflect the expenses and sales charges for Advisor shares.

* The Morgan Stanley Capital International EAFE Index(R) is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

                                                                          FIXED-
                                                                          INCOME
FIFTH THIRD HIGH YIELD BOND FUND                                          STYLE
------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE High level of income. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in non-investment grade debt securities. The Fund generally invests in non-investment grade debt securities of domestic corporations. Non-investment grade securities are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). These securities are often referred to as "junk bonds" and are considered speculative. The Fund expects to hold securities with an average maturity of between 6 and 10 years, but the holding period average may vary between 4 and 12 years.

In selecting portfolio securities, the Fund's Subadvisor analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability. Having developed certain industry biases resulting from the current macroeconomic environment, the Subadvisor implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure. The Subadvisor then conducts a rigorous credit selection process in order to identify securities that offer attractive investment opportunities. Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund's portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund's portfolio.

When the Subadvisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include INTEREST RATE RISK, which is the tendency of bond prices to fall when interest rates rise and CREDIT RISK, which is the risk of an issuer defaulting on its obligations of paying principal and interest. Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase. The prices of long term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.

NON-INVESTMENT GRADE SECURITIES RISK. Non-investment grade debt securities are considered speculative and, compared to investment grade securities, tend to have:

      o more volatile prices and increased price sensitivity to changing interest rates and to adverse economic and business developments;

      o   greater risk of loss due to default or declining credit quality;

      o greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments; and

      o greater susceptibility to negative market sentiments leading to depressed prices and decreased liquidity.

Non-investment grade debt securities present a higher degree of credit risk because their issuers are often highly leveraged and may not have more traditional methods of financing available to them. As a result, their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because these securities generally are unsecured and subordinated to the prior payment of senior indebtedness. The Fund also may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

Under rating agency guidelines, medium- and lower-rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Medium- and lower-rated securities may have poor prospects of ever attaining any real investment standing, may have a current identifiable vulnerability to default or be in default, may be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or may be likely to be in default or not current in the payment of interest or principal. Such securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. It is possible that these types of factors could reduce the value of securities held by the Fund with a commensurate effect on the value of the Fund's shares.


Changes by the primary rating agencies in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. The ratings of S&P, Moody's and other rating agencies generally represent the opinions of those organizations as to the quality of the securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality, are subject to change and do not evaluate the market risk or liquidity of the securities.

FIFTH THIRD HIGH YIELD BOND FUND
--------------------------------------------------------------------------------


LIQUIDITY RISK. In addition, secondary markets for non-investment grade debt securities are not as liquid as the secondary markets for higher-rated corporate debt securities. The secondary markets for non-investment grade corporate debt securities are concentrated in relatively few market makers, and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and funds. The trading volume for non-investment grade corporate debt securities is generally lower than that for higher-rated corporate debt securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the ability of the Fund to dispose of particular portfolio investments, may adversely affect the Fund's net asset value and may limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value. If the Fund is not able to obtain precise or accurate market quotations for a particular security, it will become more difficult to value the Fund's portfolio securities, and a greater degree of judgment may be necessary in making such valuations. Less liquid secondary markets may also affect the ability of the Fund to sell securities at their fair value. If the secondary markets for non-investment grade securities contract due to adverse economic conditions or for other reasons, certain liquid securities in the Fund's portfolio may become illiquid and the proportion of the Fund's assets invested in illiquid securities may significantly increase.

REGULATORY RISK. Prices for non-investment grade debt securities may be affected by legislative and regulatory developments, which could adversely affect the Fund's net asset value and investment practices, the secondary market for non-investment grade securities, the financial condition of issuers of these securities and the value of outstanding non-investment grade securities.

VOLATILITY AND PERFORMANCE INFORMATION This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

                                                                          FIXED-
                                                                          INCOME
FIFTH THIRD BOND FUND                                                     STYLE
------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE High current income. Capital growth is a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in bonds. The bonds in which the Fund invests may include U.S. Government securities and corporate debt securities, including mortgage-backed securities. Corporate bonds are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

The Fund tends to be invested in high quality bonds with maturities ranging from overnight to thirty years in length. The Fund is managed for growth of capital but with less volatility than a bond fund investing in lower quality securities. In selecting bond securities, the Advisor considers, among other things, the remaining maturity, the stated interest rate, the price of the security, the financial condition of the issuer, and the issuer's prospects for long-term growth of earnings and revenues.

U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie
Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.


The Fund reserves the right to invest up to 20% of its assets in other securities, such as high yield securities, foreign bonds, and money market instruments.


The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include INTEREST RATE RISK, which is the tendency of bond prices to fall when interest rates rise and CREDIT RISK, which is the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. As interest rates fall, the price of a bond tends to increase. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuers may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.

PRE-PAYMENT/CALL RISK. The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

NON-INVESTMENT GRADE SECURITIES RISK. From time to time, the Fund's portfolio could be significantly invested in some of the highest quality debt securities, which tend not to provide the same opportunity for current income or capital growth as lower grade securities, or in BBB/Baa rated debt securities, which generally have more speculative investment characteristics than higher grade debt securities. High yield, or non-investment grade, securities (also known as "junk bonds") are those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by S&P/Moody's) and are considered speculative. Compared to investment grade debt securities, non-investment grade debt securities tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments. In addition, compared to investments in investment grade securities, investments in non-investments grade securities are subject to greater risk of loss due to default or a decline in credit quality, a greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and greater susceptibility to negative market sentiment, leading to depressed prices and decreased liquidity.

FOREIGN INVESTMENT RISK. In addition, investments in foreign bonds are subject to special risks in addition to those to which U.S. investments are subject. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and less liquid than U.S. investments.

FIFTH THIRD BOND FUND
--------------------------------------------------------------------------------


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES 1
--------------------------------------------------------------------------------

                                   [BAR CHART]

1.16%   10.19%   9.04%   -4.76%   11.65%   6.99%   9.35%   2.85%   3.52%   1.86%
--------------------------------------------------------------------------------
1996     97       98      99       00       01      02      03      04      05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q3 2001               5.29%
Worst quarter:                Q1 1996              -3.78%
Year to Date Return (1/1/06 to 9/30/06):             ___%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005) 1
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     INCEPTION DATE    PAST YEAR    PAST 5 YEARS    SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES 2 (WITH 4.75% SALES CHARGE)                              3/22/95
   Return Before Taxes                                                                  -3.01%         3.87%             5.55%
   Return After Taxes on Distributions 3                                                -4.43%         2.23%             3.21%
   Return After Taxes on Distributions and Sale of Fund Shares 3                        -1.92%         2.31%             3.27%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES 4 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)     3/20/95
   Return Before Taxes                                                                  -3.80%         3.70%             5.22%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES 4 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)     3/20/95
   Return Before Taxes                                                                   1.06%         4.04%             5.22%
-----------------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES 5 (WITH 3.25% SALES CHARGE)                              3/20/95
   Return Before Taxes                                                                  -1.72%         3.89%             5.43%
-----------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX(R)*                                                                            (SINCE 4/1/95)
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                   2.43%         5.87%             6.91%
-----------------------------------------------------------------------------------------------------------------------------------



1 On October 29, 2001, the Kent Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Bond Fund.

2 For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Income Fund, adjusted to reflect the sales charges for Class A shares.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

4 The performance of Class B and Class C shares is based on the performance for Institutional shares of the Kent Income Fund, adjusted to reflect the expenses and sales charges for Class B and Class C shares, for the period prior to the commencement of operations of Class B and Class C shares on October 29, 2001.

5 For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of the Institutional shares of the Kent Income Fund, adjusted to reflect the expenses and sales charges for Advisor shares.

* The Lehman Brothers Aggregate Bond Index(R) is an unmanaged total return index measuring both capital price changes and income index provided by the underlying universe of securities and is generally representative of the performance of the bond market as a whole.

                                                                          FIXED-
                                                                          INCOME
FIFTH THIRD INTERMEDIATE BOND FUND                                        STYLE
------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE High level of current income.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in bonds. The Fund typically invests in the following types of investment grade bonds: corporate securities, asset-backed securities mortgage-backed securities, and U.S. Government securities. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents. The Fund's dollar-weighted average maturity will range from more than three years to less than ten years.

U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie
Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

The Fund strives to manage its portfolio so that it receives a fairly consistent level of income regardless of fluctuations in interest rates. Additionally, the Fund may seek some capital appreciation, especially when bond prices are rising, if the Advisor believes that the Fund can realize such appreciation without foregoing its objective of high current income.


The Fund reserves the right to invest up to 20% of its assets in other securities, such as high yield securities, foreign bonds, and money market instruments.


The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.


The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include INTEREST RATE RISK, which is the tendency of bond prices to fall when interest rates rise and CREDIT RISK, which is the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. As interest rates fall, the price of a bond tends to increase. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuers may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.

PRE-PAYMENT/CALL RISK. The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages are often prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

NON INVESTMENT GRADE SECURITIES RISK. From time to time, the Fund's portfolio could be significantly invested in some of the highest quality debt securities, which tend not to provide the same opportunity for current income or capital growth as lower grade securities, or in BBB/Baa rated debt securities, which generally have more speculative investment characteristics than higher grade debt securities.

High yield, or non-investment grade, securities (also known as "junk bonds") are those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by S&P/Moody's) and are considered speculative. Compared to investment grade debt securities, non-investment grade debt securities tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments. In addition, compared to investments in investment grade securities, investment in non-investment grade securities are subject to greater risk of loss due to default or a decline in credit quality, a greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and greater susceptibility to negative market sentiment, leading to depressed prices and decreased liquidity.

FIFTH THIRD INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

FOREIGN INVESTMENT RISK. In addition, investments in foreign bonds are subject to special risks in addition to those to which U.S. investments are subject. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and less liquid than U.S. investments.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.


The returns assume that Fund distributions have been reinvested. The returns for Class B, C and Advisor Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES 1,2
--------------------------------------------------------------------------------

                                   [BAR CHART]

2.76%   7.62%    7.26%   -1.36%   9.44%   7.94%   8.33%   2.61%   2.18%   1.08%
--------------------------------------------------------------------------------
1996     97       98      99       00      01      02      03      04      05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q3 2001               4.65%
Worst quarter:                Q2 2004              -2.79%
Year to Date Return (1/1/06 to 9/30/06):             ___%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005) 1
---------------------------------------------------------------------------------------------------------------------------------
                                                                     INCEPTION DATE    PAST YEAR    PAST 5 YEARS    PAST 10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES 2 (WITH 3.50% SALES CHARGE)                              11/25/92
   Return Before Taxes                                                                  -2.44%         3.64%            4.35%
   Return After Taxes on Distributions 3                                                -3.83%         2.04%            2.34%
   Return After Taxes on Distributions and Sale of Fund Shares 3                        -1.59%         2.14%            2.44%
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES 4 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)     11/2/92
   Return Before Taxes                                                                  -3.77%         3.56%            4.07%
---------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES 4 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)     11/2/92
   Return Before Taxes                                                                   0.32%         3.61%            3.92%
---------------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES 5 (WITH 2.00% SALES CHARGE)                              11/2/92
   Return Before Taxes                                                                  -1.12%         3.74%            4.26%
---------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                   1.58%         5.50%            5.80%
---------------------------------------------------------------------------------------------------------------------------------



1 On October 29, 2001, the Kent Intermediate Bond Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Intermediate Bond Fund.

2 For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Intermediate Bond Fund, adjusted to reflect the sales charges for Class A shares.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

4 The performance of Class B and Class C shares is based on the performance for Institutional shares of the Kent Intermediate Bond Fund, adjusted to reflect the expenses and sales charges for Class B and Class C shares, for the period prior to the commencement of operations of Class B and Class C shares on October 29, 2001.

5 The quoted performance of Advisor shares reflects the performance of Institutional shares, adjusted to reflect expenses and sales charges for Advisor shares, for the period prior to the commencement of operations of Advisor shares on August 1, 2005. For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of Institutional shares of the Kent Intermediate Bond Fund, adjusted to reflect the expenses and sales charges for Advisor shares.

* The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

                                                                          FIXED-
                                                                          INCOME
FIFTH THIRD SHORT TERM BOND FUND                                          STYLE
------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Current income.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in bonds. The bonds in which the Fund invests typically include corporate debt securities, mortgage-backed securities, asset-backed securities, and U.S. Government debt securities.

U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie
Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.


The Fund will maintain a dollar-weighted average portfolio maturity of less than three years. While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as high yield securities, foreign bonds, and money market instruments.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities, include INTEREST RATE RISK, which is the tendency of bond prices to fall when interest rates rise and CREDIT RISK, which is the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity. Generally, the price of a bond moves in the opposite direction from interest rates. As interest rates fall, the price of a bond tends to increase. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuers may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.

PRE-PAYMENT/CALL RISK. The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages are often prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

NON INVESTMENT GRADE SECURITIES RISK. The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a rating agency in one of the four highest rating categories. Some of the obligations may be rated below investment grade. Obligations rated in the fourth highest rating category and below involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities. High yield, or non-investment grade securities (also known as "junk bonds") are those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by S&P/Moody's) and are considered speculative. Compared to investment grade debt securities, non-investment grade debt securities tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments, greater risk of loss due to default or a decline in credit quality, greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and greater susceptibility to negative market sentiment, leading to depressed prices and decreased liquidity.

FOREIGN INVESTMENT RISK. Investments in foreign bonds are subject to special risks in addition to those to which U.S. investments are subject. These risks include political and

FIFTH THIRD SHORT TERM BOND FUND
--------------------------------------------------------------------------------


economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and less liquid than U.S. investments.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.


The returns assume that Fund distributions have been reinvested. The table assumes that shareholders redeem their fund shares at the end of the period indicated. The returns of Class C and Advisor Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class C and Advisor Shares will vary.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES 1,2
--------------------------------------------------------------------------------

                                   [BAR CHART]

4.06%    6.26%   6.00%    2.35%   7.96%   7.75%   4.70%   1.86%   0.51%   1.40%
--------------------------------------------------------------------------------
1996      97      98       99      00      01      02      03      04      05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q3 2001               3.15%
Worst quarter:                Q2 2004              -1.14%
Year to Date Return (1/1/06 to 9/30/06):             ___%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005) 1
---------------------------------------------------------------------------------------------------------------------------------
                                                                     INCEPTION DATE    PAST YEAR    PAST 5 YEARS    PAST 10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES 2 (WITH 3.50% SALES CHARGE)                              12/4/92
   Return Before Taxes                                                                  -2.11%         2.48%            3.89%
   Return After Taxes on Distributions 3                                                -3.27%         1.02%            1.97%
   Return After Taxes on Distributions and Sale of Fund Shares 3                        -1.38%         1.23%            2.11%
---------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES 4 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)     11/2/92
   Return Before Taxes                                                                   0.59%         2.36%            3.38%
---------------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES 5 (WITH 2.00% SALES CHARGE)                              11/2/92
   Return Before Taxes                                                                  -0.93%         2.45%            3.69%
---------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH 1-3 YEAR GOVERNMENT CORPORATE INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                   1.75%         4.06%            5.03%
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER PRICE INDEX**                                                                   3.42%         2.49%            2.52%
---------------------------------------------------------------------------------------------------------------------------------
91-DAY TREASURY BILL***                                                                  3.07%         2.11%            3.63%
---------------------------------------------------------------------------------------------------------------------------------



1 On October 29, 2001, the Kent Short Term Bond Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Short Term Bond Fund.

2 For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Short Term Bond Fund, adjusted to reflect the sales charges for Class A shares.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

4 The performance of Class C shares is based on the performance for Institutional shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on August 1, 2003.

5 The quoted performance of Advisor shares reflects the performance of Institutional shares, adjusted to reflect expenses and sales charges for Advisor shares, for the period prior to the commencement of operations of Advisor shares on August 1, 2005. For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of the Institutional shares of the Kent Short Term Bond Fund, adjusted to reflect the expenses and sales charges for Advisor shares.

* The Merrill Lynch 1-3 Year Government Corporate Index(R) is an unmanaged index trading short-term U.S. Government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and
      2.99 years.

** The Consumer Price Index is an unmanaged index measuring price increases in a standardized "market basket" of goods.

*** The 91-day Treasury Bill return tracks in the investment return paid on U.S. Treasury bills maturing in 91 days.

                                                                          FIXED-
                                                                          INCOME
FIFTH THIRD U.S. GOVERNMENT BOND FUND                                     STYLE
------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE High level of current income. Capital growth is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government bonds.


U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie
Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.


In selecting portfolio securities, the Fund generally considers, among other things, stated interest rates and the price of a security. The Fund attempts to limit volatility of Fund share prices by managing the average life of the Fund's investment portfolio. The Fund seeks to maintain a dollar-weighted average maturity of between two and ten years.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.

The Advisor may actively manage the Fund's duration to attempt to capture excess returns, as related to the Fund benchmark. The Advisor may consider selling one of the Fund's holdings when there is a dramatic shift in interest rates, the portfolio mix is not considered optimal, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include INTEREST RATE RISK, which is the tendency of bond prices to fall when interest rates rise and CREDIT RISK, which is the risk of an issuer defaulting on its obligations of paying principal and interest. Generally, the price of a bond moves in the opposite direction from interest rates. As interest rates fall, the price of a bond tends to increase. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuers may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.

PRE-PAYMENT/CALL RISK. The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class C and Advisor Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class C and Advisor Shares will vary.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES
--------------------------------------------------------------------------------

                                   [BAR CHART]

2.45%    7.14%   7.38%    0.02%   9.15%   7.54%   8.51%   1.25%   1.74%   1.40%
--------------------------------------------------------------------------------
1996      97      98       99      00      01      02      03      04      05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q3 2001               4.89%
Worst quarter:                Q2 2004              -2.31%
Year to Date Return (1/1/06 to 9/30/06):             ___%

FIFTH THIRD U.S. GOVERNMENT BOND FUND
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
---------------------------------------------------------------------------------------------------------------------------------
                                                                     INCEPTION DATE    PAST YEAR    PAST 5 YEARS    PAST 10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 4.75% SALES CHARGE)                                 1/1/86
   Return Before Taxes                                                                  -3.43%         3.04%            4.09%
   Return After Taxes on Distributions 1                                                -4.52%         1.68%            2.35%
   Return After Taxes on Distributions and Sale of Fund Shares 1                        -2.19%         1.79%            2.41%
---------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES 2 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)      1/1/86
   Return Before Taxes                                                                   0.55%         3.22%            3.82%
---------------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES 3 (WITH 3.25% SALES CHARGE)                               1/1/86
   Return Before Taxes                                                                  -2.18%         3.09%            4.00%
---------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                   1.58%         5.50%            5.80%
---------------------------------------------------------------------------------------------------------------------------------



1 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

2 The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 24, 1996.

3 The quoted performance of Advisor shares reflects the performance of Class A shares, adjusted to reflect expenses and sales charges for Advisor shares, for the period prior to the commencement of operations of Advisor shares on August 1, 2005.

* The Lehman Brothers Intermediate Government Bond Index(R) is an unmanaged index generally representative of intermediate-term government bonds.

                                                                          FIXED-
                                                                          INCOME
FIFTH THIRD MUNICIPAL BOND FUND                                           STYLE
------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Current income that is exempt from federal income tax.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions that pay interest that is exempt from federal income taxes. The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The Fund maintains a dollar-weighted average portfolio maturity of between five and twenty-five years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality (for example, BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's).


While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain. The Advisor may consider selling a security if it falls below the minimum credit quality required for purchase.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in an issuer's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuation is no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include INTEREST RATE RISK, which is the tendency of bond prices to fall when interest rates rise and CREDIT RISK, which is the risk of an issuer defaulting on its obligations of paying principal and interest. Generally, the price of a bond moves in the opposite direction from interest rates. As interest rates fall, the price of a bond tends to increase. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

LOWER RATED SECURITIES RISK. The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

POLITICAL RISK. The Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return.

LIMITED OBLIGATION SECURITIES RISK. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse.

TAX RISK. Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES 1
--------------------------------------------------------------------------------

                                   [BAR CHART]

3.53%   8.32%   5.43%   -3.40%   11.97%   3.89%   9.34%   4.47%   2.79%   1.81%
--------------------------------------------------------------------------------
1996     97      98      99       00       01      02      03      04      05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q3 2002               4.83%
Worst quarter:                Q2 2004              -2.63%
Year to Date Return (1/1/06 to 9/30/06):             ___%


____________________

1 For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Tax-Free Income Fund. On October 29, 2001, the Kent Tax-Free Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Municipal Bond Fund.

FIFTH THIRD MUNICIPAL BOND FUND
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005) 1
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     INCEPTION DATE    PAST YEAR    PAST 5 YEARS    SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES 2 (WITH 4.75% SALES CHARGE)                               4/1/95
   Return Before Taxes                                                                  -3.05%         3.42%             4.70%
   Return After Taxes on Distributions 3                                                -3.75%         2.86%             4.35%
   Return After Taxes on Distributions and Sale of Fund Shares 3                        -0.03%         3.32%             4.49%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES 4 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)     3/20/95
   Return Before Taxes                                                                  -3.72%         3.29%             4.37%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES 4 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)     3/20/95
   Return Before Taxes                                                                   1.02%         3.63%             4.38%
-----------------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES 4 (WITH 3.25% SALES CHARGE)                              3/20/95
   Return Before Taxes                                                                  -1.83%         3.49%             4.59%
-----------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX(R)*                                                                            (SINCE 4/1/95)
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                   3.51%         5.59%             6.22%
-----------------------------------------------------------------------------------------------------------------------------------



1 On October 29, 2001, the Kent Tax-Free Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Municipal Bond Fund.

2 For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Tax-Free Income Fund, adjusted to reflect the sales charges for Class A shares.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

4 The performance of Class B, Class C and Advisor shares is based on the performance for Institutional shares of the Kent Tax-Free Income Fund, adjusted to reflect the expenses and sales charges for Class B, Class C and Advisor shares, for the period prior to the commencement of operations of Class B, Class C and Advisor shares on October 29, 2001.

* The Lehman Brothers Municipal Bond Index(R) is an unmanaged index that is generally representative of the municipal bond market. The index is comprised of 8,000-investment grade, fixed rate tax exempt securities with remaining maturities of at least one year.

                                                                          FIXED-
                                                                          INCOME
FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND                              STYLE
------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE High level of current income that is exempt from federal regular income taxes.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions that pay interest that is exempt from federal income taxes. The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The Fund maintains a dollar-weighted average portfolio maturity of between three and ten years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality (for example, BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's).


While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain. The Advisor may consider selling a security if it falls below the minimum credit quality required for purchase.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in an issuer's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuation is no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities, include INTEREST RATE RISK, which is the tendency of bond prices to fall when interest rates rise and CREDIT RISK, which is the risk of an issuer defaulting on its obligations of paying principal and interest. Generally, the price of a bond moves in the opposite direction from interest rates. As interest rates fall, the price of a bond tends to increase. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

LOWER RATED SECURITIES RISK. The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

POLITICAL RISK. The Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return.

LIMITED OBLIGATION SECURITIES RISK. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse.

TAX RISK. Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES 1
--------------------------------------------------------------------------------

                                   [BAR CHART]

3.17%   6.80%    5.09%   -1.27%   8.72%   4.47%   7.99%   3.09%   1.81%   0.94%
--------------------------------------------------------------------------------
1996     97       98      99       00      01      02      03      04      05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q2 2002               3.48%
Worst quarter:                Q2 2004              -2.08%
Year to Date Return (1/1/06 to 9/30/06):             ___%


____________________

1 For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Intermediate Tax-Free Fund. On October 29, 2001, the Kent Intermediate Tax-Free Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Intermediate Municipal Bond Fund.

FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005) 1
---------------------------------------------------------------------------------------------------------------------------------
                                                                     INCEPTION DATE    PAST YEAR    PAST 5 YEARS    PAST 10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES 2 (WITH 3.50% SALES CHARGE)                              12/18/92
   Return Before Taxes                                                                  -2.60%         2.89%            3.67%
   Return After Taxes on Distributions 3                                                -2.85%         2.54%            3.48%
   Return After Taxes on Distributions and Sale of Fund Shares 3                        -0.44%         2.79%            3.58%
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES 4 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)     12/16/92
   Return Before Taxes                                                                  -3.89%         2.80%            3.39%
---------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES 4 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)     12/16/92
   Return Before Taxes                                                                   0.17%         2.84%            3.24%
---------------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES 5 (WITH 2.00% SALES CHARGE)                              12/16/92
   Return Before Taxes                                                                  -1.26%         2.93%            3.56%
---------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS QUALITY INTERMEDIATE MUNICIPAL BOND INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                       %             %                %
---------------------------------------------------------------------------------------------------------------------------------



1 On October 29, 2001, the Kent Intermediate Tax-Free Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Intermediate Municipal Bond Fund.

2 For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Intermediate Tax-Free Fund, adjusted to reflect the sales charges for Class A shares.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

4 The performance of Class B and Class C shares is based on the performance for Institutional shares, adjusted to reflect the expenses and sales charges for Class B and Class C shares, for the period prior to the commencement of operations of Class B and Class C shares on October 29, 2001.

5 The quoted performance of Advisor shares reflects the performance of Institutional shares, adjusted to reflect expenses and sales charges for Advisor shares, for the period prior to the commencement of operations of Advisor shares on August 1, 2005. For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of the Institutional shares of the Kent Intermediate Tax-Free Fund, adjusted to reflect the expenses and sales charges for Advisor shares.

* The Lehman Brothers Quality Intermediate Municipal Bond Index(R) is generally representative of intermediate term municipal bonds with a maturity between two and twelve years.

                                                                          FIXED-
                                                                          INCOME
FIFTH THIRD OHIO MUNICIPAL BOND FUND                                      STYLE
------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Current income exempt from federal income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations that pay interest that is exempt from personal income taxes imposed by Ohio and its municipalities. The securities are generally issued by the State of Ohio, as well as counties, cities, towns, territories and public authorities in Ohio. These securities pay interest that is exempt from personal income taxes imposed by Ohio and its municipalities. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions which pay interest that is exempt from federal income taxes. The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The Fund maintains a dollar-weighted average portfolio maturity of between three and ten years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality (for example, BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's).


While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain. The Advisor may consider selling a security if it falls below the minimum credit quality required for purchase.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in an issuer's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuation is no longer attractive or the intended profit has been realized, or a better opportunity arises.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. In addition, during times when the Fund assumes a temporary defensive posture, the Fund may invest in municipal bonds, the income on which is exempt from federal income tax but not exempt from Ohio personal income taxes. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include INTEREST RATE RISK, which is the tendency of bond prices to fall when interest rates rise and CREDIT RISK, which is the risk of an issuer defaulting on its obligations of paying principal and interest. Generally, the price of a bond moves in the opposite direction from interest rates. As interest rates fall, the price of a bond tends to increase. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

NON-DIVERSIFICATION RISK. This Fund is a non-diversified fund with regard to issuers of securities. As a result, it does not have to invest in as many issuers as a diversified fund and thus, could be significantly affected by the performance of one or a small number of issuers and a single security's increase or decrease in value may have a greater impact on the Fund's net asset value and total return.

OHIO STATE-SPECIFIC RISK. Because the Fund concentrates its investments in the securities of issuers in Ohio, certain factors including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, the Ohio economy relies to a significant degree on manufacturing. As a result, economic activity in Ohio tends to be cyclical, which may affect the market value of Ohio municipal securities or the ability of issuers to make timely payments of interest and principal. Actual or proposed changes in tax rates also may affect your net return.

LIMITED OBLIGATION SECURITIES RISK. In addition, because revenue bonds and limited obligation securities are not general obligations of the issuers, the Fund will have limited recourse in the event of a default or termination of these securities.

TAX RISK. Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

FIFTH THIRD OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES
--------------------------------------------------------------------------------

                                   [BAR CHART]

3.48%    6.92%   5.50%   -3.17%   8.72%   4.23%   7.59%   3.56%   1.84%   0.82%
--------------------------------------------------------------------------------
1996      97      98       99      00      01      02      03      04      05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                    Q3 2002               3.62%
Worst quarter:                   Q2 1999              -2.34%
Year to Date Return (1/1/06 to 9/30/06):                ___%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
---------------------------------------------------------------------------------------------------------------------------------
                                                                     INCEPTION DATE    PAST YEAR    PAST 5 YEARS    PAST 10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 4.75% SALES CHARGE)                                 1/1/87
   Return Before Taxes                                                                  -3.98%         2.57%            3.39%
   Return After Taxes on Distributions 1                                                -4.03%         2.53%            3.34%
   Return After Taxes on Distributions
       and Sale of Fund Shares 1                                                        -1.48%         2.68%            3.40%
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES 2 (WITH APPLICABLE
   CONTINGENT DEFERRED SALES CHARGE)                                     1/1/87
   Return Before Taxes                                                                  -4.75%         2.37%            2.98%
---------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES 3 (WITH APPLICABLE
   CONTINGENT DEFERRED SALES CHARGE)                                     1/1/87
   Return Before Taxes                                                                   0.09%         2.79%            3.15%
---------------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES 4 (WITH 3.25% SALES CHARGE)                               1/1/87
   Return Before Taxes                                                                  -2.65%         2.66%            3.30%
---------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS QUALITY INTERMEDIATE MUNICIPAL BOND INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                       %             %                %
---------------------------------------------------------------------------------------------------------------------------------



1 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

2 The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

3 The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 24, 1996.

4 The quoted performance of Advisor shares reflects the performance of Class A shares, adjusted to reflect expenses and sales charges for Advisor shares, for the period prior to the commencement of operations of Advisor shares on August 1, 2005.

* The Lehman Brothers Quality Intermediate Municipal Bond Index(R) is generally representative of intermediate term municipal bonds with a maturity between two and twelve years.

FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Current income that is exempt from federal income tax and Michigan personal income tax.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations issued by the State of Michigan or its political subdivisions. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions that pay interest that is exempt from federal income taxes. The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The Fund maintains a dollar-weighted average portfolio maturity of between two and five years. No security in the Fund will have a remaining maturity of more than ten years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality (for example BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's).

While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain. The Advisor may consider selling a security if it falls below the minimum credit quality required for purchase.


The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in an issuer's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuation is no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. In addition, during times when the Fund assumes a temporary defensive posture, the Fund may invest in municipal bonds, the income on which is exempt from federal income tax but not exempt from Michigan personal income taxes. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities, include INTEREST RATE RISK, which is the tendency of bond prices to fall when interest rates rise and CREDIT RISK, which is the risk of an issuer defaulting on its obligations of paying principal and interest. Generally, the price of a bond moves in the opposite direction from interest rates. As interest rates fall, the price of a bond tends to increase. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

LOWER RATES SECURITIES RISK. The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a rating agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

MICHIGAN STATE-SPECIFIC RISK. Due to the level of investment in municipal obligations issued by the State of Michigan and its local political subdivisions, the performance of the Fund will be closely tied to the economic and political conditions in the State of Michigan, and, therefore, an investment in the Fund may be riskier than an investment in other types of bond funds. The State's economy is principally dependent upon manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. The Fund may also be subject to credit risks of municipal issuers, which may have historically experienced periods of financial difficulties. When the Fund's assets are invested in obligations from revenues of similar projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) related to such securities to a greater extent than if its assets were not so invested.

TAX RISK. Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES 1,2
--------------------------------------------------------------------------------

                                   [BAR CHART]

3.36%    5.38%   4.60%   0.51%    6.05%   5.33%   6.17%   2.20%   0.94%   0.63%
--------------------------------------------------------------------------------
1996      97      98      99       00      01      02      03      04      05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                    Q2 2002               2.73%
Worst quarter:                   Q2 2004              -1.41%
Year to Date Return (1/1/06 to 9/30/06):                ___%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005) 1
---------------------------------------------------------------------------------------------------------------------------------
                                                                     INCEPTION DATE    PAST YEAR    PAST 5 YEARS    PAST 10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES 2 (WITH 4.75% SALES CHARGE)                             5/11/93
   Return Before Taxes                                                                  -4.18%         2.04%            3.00%
   Return After Taxes on Distributions 3                                                -4.18%         1.98%            2.96%
   Return After Taxes on Distributions and Sale of Fund Shares 3                        -1.84%         2.15%            3.04%
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES 4 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)    5/3/93
   Return Before Taxes                                                                  -5.14%         1.76%            2.61%
---------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES 4 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)    5/3/93
   Return Before Taxes                                                                  -0.26%         2.12%            2.61%
---------------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES 5 (WITH 3.25% SALES CHARGE)                             5/3/93
   Return Before Taxes                                                                  -2.91%         1.99%            2.80%
---------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS 1-5 YEAR MUNICIPAL BOND INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                       %             %                %
---------------------------------------------------------------------------------------------------------------------------------



1 On October 29, 2001, the Kent Michigan Municipal Bond Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Michigan Municipal Bond Fund.

2 For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Michigan Municipal Bond Fund, adjusted to reflect the sales charges for Class A shares.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

4 The performance of Class B and Class C shares is based on the performance for Institutional shares of the Kent Michigan Municipal Bond Fund, adjusted to reflect the expenses and sales charges for Class B and Class C shares, for the period prior to the commencement of operations of Class B and Class C shares on October 29, 2001.

5 The quoted performance of Advisor shares reflects the performance of Institutional shares, adjusted to reflect expenses and sales changes for Advisor shares, for the period prior to the commencement of operations of Advisor shares on August 1, 2005. For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of the Institutional shares of the Kent Michigan Municipal Bond Fund, adjusted to reflect the expenses and sales charges for Advisor shares.

* The Lehman Brothers 1-5 Year Municipal Bond Index(R) is representative of short term municipal bonds with a maturity between one and six years.

FIFTH THIRD PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's Advisor. These generally will be domestic or foreign corporate securities, including commercial paper that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of money market investment companies that invest exclusively in these securities may be used.


The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.


The Fund may also invest in asset-backed securities and repurchase agreements collateralized by the securities mentioned above.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk and foreign investment risk.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.


FOREIGN INVESTMENT RISK involves the risk associated with higher transaction costs, delayed settlements, and adverse economic, political or social developments.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES
--------------------------------------------------------------------------------

                                   [BAR CHART]

5.04%    5.21%   5.05%   4.53%    5.80%   3.59%   1.19%   0.49%   0.69%   2.53%
--------------------------------------------------------------------------------
1996      97      98      99       00      01      02      03      04      05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                    Q4 2000               1.51%
Worst quarter:                   Q4 2003               0.09%
Year to Date Return (1/1/06 to 9/30/06):                ___%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
---------------------------------------------------------------------------------------------------------------------------------
                                                                     INCEPTION DATE    PAST YEAR    PAST 5 YEARS    PAST 10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                                         6/14/89           2.53%         1.69%            3.40%
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES 1 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)    6/14/89           1.76%         1.13%            2.63%
---------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES 2 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)    6/14/89           1.76%         1.13%            2.63%
---------------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES 3                                                       6/14/89           2.27%         1.49%            3.09%
---------------------------------------------------------------------------------------------------------------------------------



1 The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

2 The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on May 1, 2002.

3 The performance of Advisor shares is based on the performance for Class A shares, adjusted to reflect the expenses for Advisor shares, for the period prior to the commencement of operations of Advisor shares on October 29, 2001.

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

FIFTH THIRD GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE High current income consistent with stability of principal and liquidity.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government securities, repurchase agreements collateralized by these securities, and shares of money market investment companies that invest exclusively in these securities. U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), the Overseas Private Investment Corporation (OPIC), and the Small Business Administration (SBA). U.S. Government securities issued by GSEs, the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and Federal Agricultural Mortgage Corporation (Farmer Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include credit risk, interest rate risk and net asset value risk.

CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuers may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more credit risk than any direct obligation of the U.S. Treasury.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.


NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES
--------------------------------------------------------------------------------

                                   [BAR CHART]

4.96%   5.10%   4.92%    4.40%   5.65%   3.47%    1.07%   0.38%   0.57%   2.42%
--------------------------------------------------------------------------------
1996     97      98       99      00      01       02      03      04      05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                    Q4 2000               1.48%
Worst quarter:                   Q1 2004               0.05%
Year to Date Return (1/1/06 to 9/30/06):                ___%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
---------------------------------------------------------------------------------------------------------------------------------
                                                                     INCEPTION DATE    PAST YEAR    PAST 5 YEARS    PAST 10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                                         7/10/91           2.42%         1.57%            3.27%
---------------------------------------------------------------------------------------------------------------------------------



To obtain current yield information, visit www.53.com or call 1-800-282-5706.

                                                                          MONEY
FIFTH THIRD MICHIGAN MUNICIPAL MONEY MARKET FUND                          MARKET
-------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Current income that is exempt from federal income tax and Michigan personal income tax.


PRINCIPAL INVESTMENT STRATEGIES The Fund, under normal circumstances, invests at least 80% of its assets in Michigan municipal obligations, which consist of bonds, notes and commercial paper issued by the State of Michigan and its political subdivisions that are exempt from federal income taxes. The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The securities will have short-term debt ratings in the two highest rating categories of at least one Rating Agency or will be unrated securities of comparable quality.


The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include interest rate risk, net asset value risk, and credit risk.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.


CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.


MICHIGAN STATE-SPECIFIC RISK. Due to the level of investment in municipal obligations issued by the State of Michigan and its local governments, the performance of the Fund will be closely tied to the economic and political conditions in the State of Michigan, and, therefore, an investment in the Fund may be riskier than an investment in other types of money market funds. The State's economy is principally dependent upon manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. The Fund may also be subject to credit risks of municipal issuers, which may have historically experienced periods of financial difficulties. When a Fund's assets are concentrated in obligations from revenues of similar projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) related to such securities to a greater extent than if its assets were not so concentrated.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES 1
--------------------------------------------------------------------------------

                                   [BAR CHART]

3.11%   3.31%   3.06%    2.86%   3.70%   2.22%    1.02%   0.57%   0.67%   1.81%
--------------------------------------------------------------------------------
1996     97      98       99      00      01       02      03      04      05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                    Q2 2000               0.96%
Worst quarter:                   Q3 2003               0.10%
Year to Date Return (1/1/06 to 9/30/06):                ___%


__________________________

1 For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Michigan Municipal Money Market Fund. On October 29, 2001, the Kent Michigan Municipal Money Market Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Michigan Municipal Money Market Fund.



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005) 1
---------------------------------------------------------------------------------------------------------------------------------
                                                                     INCEPTION DATE    PAST YEAR    PAST 5 YEARS    PAST 10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES 2                                                        12/15/92        1.81%          1.25%            2.22%
---------------------------------------------------------------------------------------------------------------------------------



1 On October 29, 2001, the Kent Michigan Municipal Money Market Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into the Fifth Third Michigan Municipal Money Market Fund.

2 For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Michigan Municipal Money Market Fund.

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                                          MONEY
FIFTH THIRD MUNICIPAL MONEY MARKET FUND                                   MARKET
-------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Maximize current income, exempt from federal income tax, while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor.

Under normal circumstances, at least 80% of its assets are invested in municipal securities. These include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. These securities tend to be:

      o general obligation bonds, the principal and interest of which are paid from general tax revenues received by the issuer;

      o revenue bonds, the principal and interest of which are paid only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

      o industrial development bonds, the principal and interest of which are paid only from revenues received from privately-operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor. Some securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in asset-backed securities and repurchase agreements collateralized by U.S. Treasury securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk, and tax risk.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.


TAX RISK involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES 1
--------------------------------------------------------------------------------

                                   [BAR CHART]

 2.72%  2.75%   2.68%   2.79%   3.81%   2.42%   1.06%   0.58%    0.61%    1.84%
--------------------------------------------------------------------------------
 1996    97      98      99      00      01      02      03       04       05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


   Best quarter:                       Q4 2000                   1.01%
   Worst quarter:                      Q3 2003                   0.09%
   Year to Date Return (1/1/06 to 9/30/06):                       ___%


____________________
1 For the period prior to September 21, 1998, the quoted performance of Class A shares reflects the performance of the Investor shares of the Cardinal Tax Exempt Money Market Fund. On September 21, 1998, the Cardinal Tax Exempt Money Market Fund, a registered open-end investment company managed by The Ohio Company, was consolidated into Fifth Third Municipal Money Market Fund.

FIFTH THIRD MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005) 1
-------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION DATE    PAST YEAR    PAST 5 YEARS    PAST 10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES 2                                                      9/7/83           1.84%         1.30%           2.12%
-------------------------------------------------------------------------------------------------------------------------------



1 On September 21, 1998, the Cardinal Tax Exempt Money Market Fund, a registered open-end investment company managed by The Ohio Company was consolidated with the Fifth Third Municipal Money Market Fund.

2 For the period prior to September 21, 1998, the quoted performance of Class A shares reflects the performance of the Investor shares of the Cardinal Tax Exempt Money Market Fund.

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------

FEE TABLES
--------------------------------------------------------------------------------

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.


Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2006 or estimated amounts for the current fiscal year.


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                            EQUITY FUNDS (GROWTH STYLE)--FEE TABLE
------------------------------------------------------------------------------------------------------------------------------
                                           FIFTH THIRD SMALL                                FIFTH THIRD MID
                                            CAP GROWTH FUND                                 CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS NAME                       A          B           C         ADVISOR       A           B           C        ADVISOR
------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
   (LOAD) IMPOSED
   ON PURCHASES                5.00% 1,2   None        None        3.25% 1     5.00% 1,2   None        None        3.25% 1
------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
   (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS        None        None        None        None        None        None        None        None
------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED
   SALES LOAD                  None        5.00% 3     1.00% 4     None        None        5.00% 3     1.00% 4     None
------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                0.70%       0.70%       0.70%       0.70%       0.80%       0.80%       0.80%       0.80%
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE
   (12B-1) FEES                0.25%       1.00%       0.75%       0.50%       0.25%       1.00%       0.75%       0.50%
------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                  ___%        ___%        ___%        ___%        ___%        ___%        ___%        ___%
------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
   OPERATING EXPENSES           ___%        ___%        ___%        ___%        ___%        ___%        ___%        ___%
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    FIFTH THIRD
                                                QUALITY GROWTH FUND
--------------------------------------------------------------------------------
CLASS NAME                            A           B           C         ADVISOR
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
   (LOAD) IMPOSED
   ON PURCHASES                      5.00% 1,2   None        None        3.25% 1
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
   (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS              None        None        None        None
--------------------------------------------------------------------------------
MAXIMUM DEFERRED
   SALES LOAD                        None        5.00% 3     1.00% 4     None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
--------------------------------------------------------------------------------
MANAGEMENT FEES                      0.80%       0.80%       0.80%       0.80%
--------------------------------------------------------------------------------
DISTRIBUTION/SERVICE
   (12B-1) FEES                      0.25%       1.00%       0.75%       0.50%
--------------------------------------------------------------------------------
OTHER EXPENSES                        ___%        ___%        ___%        ___%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
   OPERATING EXPENSES                 ___%        ___%        ___%        ___%
--------------------------------------------------------------------------------



1     Lower sales charges are available depending upon the amount invested.

2 For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges."

3 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

4 The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------

FEE TABLES
--------------------------------------------------------------------------------



SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  EQUITY FUNDS (CORE STYLE)--FEE TABLE
-------------------------------------------------------------------------------------------------------------------
                                          FIFTH THIRD LARGE                            FIFTH THIRD
                                            CAP CORE FUND                           EQUITY INDEX FUND
-------------------------------------------------------------------------------------------------------------------
CLASS NAME                        A         B         C      ADVISOR       A         B         C       ADVISOR
-------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
   (LOAD) IMPOSED
   ON PURCHASES                 5.00% 1,2  None      None      3.25% 1    5.00% 1,2  None      None      3.25% 1
-------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
   (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS         None       None      None      None       None       None      None       None
-------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED
   SALES LOAD                   None       5.00% 3   1.00% 4   None       None      5.00% 3   1.00% 4     None
-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
-------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                 0.70%      0.70%     0.70%     0.70%      0.30%     0.30%     0.30%      0.30%
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE
   (12B-1) FEES                 0.25%      1.00%     0.75%     0.50%      0.25%     1.00%     0.75%      0.50%
-------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                   ___%       ___%      ___%      ___%       ___%      ___%      ___%       ___%
-------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
   OPERATING EXPENSES            ___%       ___%      ___%      ___%       ___%      ___%      ___%       ___%
-------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE
   REIMBURSEMENT 5               ___%       ___%      ___%      ___%       ___%      ___%      ___%       ___%
-------------------------------------------------------------------------------------------------------------------
NET EXPENSES                     ___%       ___%      ___%      ___%       ___%      ___%      ___%       ___%
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      FIFTH THIRD
                                                     BALANCED FUND
--------------------------------------------------------------------------------
CLASS NAME                                A         B         C       ADVISOR
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
   (LOAD) IMPOSED
   ON PURCHASES                          5.00% 1,2  None      None      3.25% 1
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
   (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS                  None       None      None       None
--------------------------------------------------------------------------------
MAXIMUM DEFERRED
   SALES LOAD                            None       5.00% 3   1.00% 4    None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
--------------------------------------------------------------------------------
MANAGEMENT FEES                          0.80%      0.80%     0.80%      0.80%
--------------------------------------------------------------------------------
DISTRIBUTION/SERVICE
   (12B-1) FEES                          0.25%      1.00%     0.75%      0.50%
--------------------------------------------------------------------------------
OTHER EXPENSES                            ___%       ___%      ___%       ___%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
   OPERATING EXPENSES                     ___% 6     ___% 6    ___% 6     ___% 6
--------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE
   REIMBURSEMENT 5                         --         --        --         --
--------------------------------------------------------------------------------
NET EXPENSES                               --         --        --         --
--------------------------------------------------------------------------------



1     Lower sales charges are available depending upon the amount invested.

2 For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges."

3 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

4 The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.


5 The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2007 to limit total annual fund operating expenses for the Large Cap Core Fund to: 1.17% for Class A shares, 1.92% for Class B shares, 1.92% for Class C shares and 1.42% for Advisor shares and for the Equity Index Fund to: 0.44% for Class A shares, 1.19% for Class B shares, 1.19% for Class C shares and 0.69% for Advisor shares. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Large Cap Core Fund and the Equity Index Fund for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.


6 The Fund's Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Balanced Fund to: 1.21% for Class A shares, 1.96% for Class B shares, 1.96% for Class C shares and 1.46% for Advisor shares. These waivers and/or expense reimbursements may be discontinued at any time.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------

FEE TABLES
--------------------------------------------------------------------------------



SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                 EQUITY FUNDS (VALUE STYLE)--FEE TABLE
------------------------------------------------------------------------------------------------------------------------------------
                                                               FIFTH THIRD MICRO                        FIFTH THIRD SMALL
                                                                CAP VALUE FUND                           CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS NAME                                            A          B         C      ADVISOR      A         B         C       ADVISOR
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES     5.00% 1,2  None      None     3.25% 1    5.00% 1,2  None      None      3.25% 1
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS                              None       None      None      None       None      None      None       None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                          None       5.00% 3   1.00% 4   None       None     5.00% 3    1.00% 4    None
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                      1.00%      1.00%     1.00%     1.00%     0.90%     0.90%     0.90%      0.90%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12B-1) FEES                    0.25%      1.00%     0.75%     0.50%     0.25%     1.00%     0.75%      0.50%
------------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                        ___%       ___%      ___%      ___%      ___%      ___%      ___%       ___%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                  ___%       ___%      ___%      ___%      ___%      ___%      ___%       ___%
------------------------------------------------------------------------------------------------------------------------------------



SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                  EQUITY FUNDS (VALUE STYLE)--FEE TABLE
------------------------------------------------------------------------------------------------------------------------------------
                                                                 FIFTH THIRD MULTI                    FIFTH THIRD DISCIPLINED
                                                                   CAP VALUE FUND                       LARGE CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS NAME                                               A          B         C      ADVISOR      A          B        C    ADVISOR
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES       5.00% 1,2  None      None      3.25% 1   5.00% 1,2  None     None     3.25% 1
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS                                None       None      None      None      None       None     None      None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                            None      5.00% 3   1.00% 4    None      None      5.00% 3   1.00% 4   None
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                        1.00%      1.00%     1.00%     1.00%     0.80%      0.80%    0.80%    0.80%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12B-1) FEES                      0.25%      1.00%     0.75%     0.50%     0.25%      1.00%    0.75%    0.50%
------------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                          ___%       ___%      ___%      ___%      ___%       ___%     ___%     ___%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                    ___% 5     ___% 5    ___% 5    ___% 5    ___%       ___%     ___%     ___%
------------------------------------------------------------------------------------------------------------------------------------



1     Lower sales charges are available depending upon the amount invested.

2 For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges."

3 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

4 The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

5 The Fund's Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Multi Cap Value Fund to: 1.54% for Class A shares, 2.29% for Class B shares, 2.29% for Class C shares and 1.79% for Advisor shares. These waivers and/or expense reimbursements may be discontinued at any time.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------

FEE TABLES
--------------------------------------------------------------------------------



SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 ASSET ALLOCATION STRATEGY--FEE TABLE
---------------------------------------------------------------------------------------------------------------
                                       FIFTH THIRD LIFEMODEL                     FIFTH THIRD LIFEMODEL
                                        AGGRESSIVE FUND SM                   MODERATELY AGGRESSIVE FUND SM
---------------------------------------------------------------------------------------------------------------
CLASS NAME                        A         B         C      ADVISOR       A          B         C      ADVISOR
---------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
   (LOAD) IMPOSED
   ON PURCHASES                5.00% 1,2   None      None     3.25% 1    5.00% 1,2  None      None      3.25% 1
---------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
   (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS         None       None      None      None       None      None      None      None
---------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED
   SALES LOAD                   None      5.00% 3   1.00% 4    None       None      5.00% 3   1.00% 4   None
---------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
---------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                 0.15%     0.15%     0.15%     0.15%      0.15%      0.15%     0.15%     0.15%
---------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE
   (12B-1) FEES                 0.25%     1.00%     0.75%      0.50%     0.25%      1.00%     0.75%     0.50%
---------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                  ___%       ___%      ___%      ___%       ___%       ___%      ___%      ___%
---------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
   OPERATING EXPENSES           ___%       ___%      ___%      ___%       ___%       ___%      ___%      ___%
---------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE
   REIMBURSEMENT 5              ___%       ___%      ___%      ___%       ___%       ___%      ___%      ___%
---------------------------------------------------------------------------------------------------------------
NET EXPENSES 6                  ___%       ___%      ___%      ___%       ___%       ___%      ___%      ___%
---------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                               FIFTH THIRD LIFEMODEL
                                                 MODERATE FUND SM
-------------------------------------------------------------------------------
CLASS NAME                             A            B         C       ADVISOR
-------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
   (LOAD) IMPOSED
   ON PURCHASES                      5.00% 1,2     None      None      3.25% 1
-------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
   (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS              None          None      None      None
-------------------------------------------------------------------------------
MAXIMUM DEFERRED
   SALES LOAD                        None          5.00% 3   1.00% 4   None
-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
-------------------------------------------------------------------------------
MANAGEMENT FEES                      0.15%         0.15%     0.15%     0.15%
-------------------------------------------------------------------------------
DISTRIBUTION/SERVICE
   (12B-1) FEES                      0.25%         1.00%     0.75%     0.50%
-------------------------------------------------------------------------------
OTHER EXPENSES                        ___%          ___%      ___%      ___%
-------------------------------------------------------------------------------
TOTAL ANNUAL FUND
   OPERATING EXPENSES                 ___%          ___%      ___%      ___%
-------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE
   REIMBURSEMENT 5                    ___%          ___%      ___%      ___%
-------------------------------------------------------------------------------
NET EXPENSES 6                        ___%          ___%      ___%      ___%
-------------------------------------------------------------------------------



1     Lower sales charges are available depending upon the amount invested.

2 For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges."

3 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

4 The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.


5 The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2007, to limit total annual fund operating expenses for the LifeModel Aggressive Fund SM, the LifeModel Moderately Aggressive Fund SM and the LifeModel Moderate Fund SM to: 0.33% for Class A shares, 1.08% for Class B shares, 1.08% for Class C shares and 0.58% for Advisor shares. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Funds for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Funds if it would result in the Funds exceeding the expense limitation described herein.

6 In addition to the operating expenses disclosed above, each Fund indirectly pays a portion of the expenses incurred by the underlying funds. The estimated average weighted expense ratios for the underlying funds of the LifeModel Aggressive Fund SM are __% for Class A, Class B, Class C and Advisor shares; of the LifeModel Moderately Aggressive Fund SM are ___% for Class A, Class B, Class C and Advisor shares; and of the LifeModel Moderate Fund SM are ___% for Class A, Class B, Class C and Advisor shares.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------

FEE TABLES
--------------------------------------------------------------------------------



SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                ASSET ALLOCATION STRATEGY--FEE TABLE
------------------------------------------------------------------------------------------------------------------------------------
                                                           FIFTH THIRD LIFEMODEL                      FIFTH THIRD LIFEMODEL
                                                      MODERATELY CONSERVATIVE FUND SM                  CONSERVATIVE FUND SM
------------------------------------------------------------------------------------------------------------------------------------
CLASS NAME                                            A          B         C      ADVISOR      A           B         C       ADVISOR
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES    5.00% 1,2  None      None      3.25% 1   5.00% 1,2  None       None      3.25% 1
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS                             None       None      None      None      None       None       None      None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                         None       5.00% 3   1.00% 4   None      None       5.00% 3    1.00% 4   None
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                    0.15%      0.15%     0.15%     0.15%     0.15%       0.15%     0.15%      0.15%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12B-1) FEES                  0.25%      1.00%     0.75%     0.50%     0.25%       1.00%     0.75%      0.50%
------------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                      ___%       ___%      ___%      ___%      ___%        ___%      ___%       ___%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES 5              ___%       ___%      ___%      ___%      ___%       1.54%     1.54%      1.04%
------------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT 5           ___%       ___%      ___%      ___%      ___%        ___%      ___%        --%
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES 6                                      ___%       ___%      ___%      ___%      ___%        ___%      ___%       ___%
------------------------------------------------------------------------------------------------------------------------------------



1     Lower sales charges are available depending upon the amount invested.

2 For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges."

3 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

4 The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.


5 The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2007, to limit total annual fund operating expenses for the LifeModel Moderately Conservative Fund SM and the LifeModel Conservative Fund SM to: 0.33% for Class A shares, 1.08% for Class B shares, 1.08% for Class C shares and 0.58% for Advisor shares. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Funds for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Funds if it would result in the Funds exceeding the expense limitation described herein.

6 In addition to the operating expenses disclosed above, each Fund indirectly pays a portion of the expenses incurred by the underlying funds. The estimated average weighted expense ratios for the underlying funds of the LifeModel Moderately Conservative Fund SM are ___% for Class A, Class B, Class C and Advisor shares and of the LifeModel Conservative Fund SM are ___% for Class A, Class B, Class C and Advisor shares.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------

FEE TABLES
--------------------------------------------------------------------------------



SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                STRATEGIC INCOME STRATEGY--FEE TABLE
---------------------------------------------------------------------------------------------------------------
                                                                                FIFTH THIRD STRATEGIC
                                                                                     INCOME FUND
---------------------------------------------------------------------------------------------------------------
CLASS NAME                                                                A           B         C      ADVISOR
---------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                         5.00% 1,2   None      None     3.25% 1
---------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS              None        None      None     None
---------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                              None        5.00% 3   1.00% 4  None
---------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
---------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                          1.00%       1.00%     1.00%    1.00%
---------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12B-1) FEES                                        0.25%       1.00%     0.75%    0.50%
---------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                            ___%        ___%      ___%     ___%
---------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                      ___% 5      ___% 5    ___% 5   ___% 5
---------------------------------------------------------------------------------------------------------------


1     Lower sales charges are available depending upon the amount invested.


2 For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges."

3 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

4 The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.


5 The Fund's Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Strategic Income Fund to: 1.56% for Class A shares, 2.31% for Class B shares, 2.31% for Class C shares, and 1.81% for Advisor shares. These waivers and/or expense reimbursements may be discontinued at any time.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------

FEE TABLES
--------------------------------------------------------------------------------


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                    SPECIALTY STRATEGY--FEE TABLE
------------------------------------------------------------------------------------------------------------------------------------
                                                                FIFTH THIRD                               FIFTH THIRD
                                                            DIVIDEND GROWTH FUND                        TECHNOLOGY FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS NAME                                            A         B         C      ADVISOR       A          B         C       ADVISOR
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES    5.00% 1,2  None      None     3.25% 1    5.00% 1,2   None      None      3.25% 1
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS                             None       None      None     None       None        None      None      None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                         None       5.00% 3   1.00% 4  None       None        5.00% 3   1.00% 4   None
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                     0.80%      0.80%     0.80%    0.80%      1.00%       1.00%     1.00%     1.00%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12B-1) FEES                   0.25%      1.00%     0.75%    0.50%      0.25%       1.00%     0.75%     0.50%
------------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                       ___%       ___%      ___%     ___%       ___%        ___%      ___%      ___%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                 ___%       ___%      ___%     ___%       ___%        ___%      ___%      ___%
------------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT 5            ___%       ___%      ___%     ___%        --          --        --        --
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                         ___%       ___%      ___%     ___%        --          --        --        --
------------------------------------------------------------------------------------------------------------------------------------



SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)               SPECIALTY STRATEGY--FEE TABLE
-----------------------------------------------------------------------------------------
                                                                 FIFTH THIRD
                                                          INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------
CLASS NAME                                            A          B         C     ADVISOR
-----------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES    5.00% 1,2  None      None     3.25% 1
-----------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS                             None       None      None      None
-----------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                         None       5.00% 3   1.00% 4   None
-----------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
-----------------------------------------------------------------------------------------
MANAGEMENT FEES                                     1.00%      1.00%     1.00%    1.00%
-----------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12B-1) FEES                   0.25%      1.00%     0.75%    0.50%
-----------------------------------------------------------------------------------------
OTHER EXPENSES                                       ___%       ___%      ___%     ___%
-----------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                 ___%       ___%      ___%     ___%
-----------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT 6            ___%       ___%      ___%     ___%
-----------------------------------------------------------------------------------------
NET EXPENSES                                         ___%       ___%      ___%     ___%
-----------------------------------------------------------------------------------------



1     Lower sales charges are available depending upon the amount invested.

2 For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges."

3 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

4 The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

5 The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Dividend Growth Fund to: 0.98% for Class A shares, 1.73% for Class B shares, 1.73% for Class C shares and 1.23% for Advisor Shares. These waivers and/or expense reimbursements will remain in effect until November 28, 2008. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Dividend Growth Fund for the 40 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.


6 The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2007 to limit total annual fund operating expenses for the International Equity Fund to: 1.60% for Class A shares, 2.35% for Class B shares, 2.35% for Class C shares and 1.85% for Advisor shares. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the International Equity Fund for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------

FEE TABLES
--------------------------------------------------------------------------------



SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                               FIXED INCOME FUNDS (TAXABLE)--FEE TABLE
------------------------------------------------------------------------------------------------------------------------------------
                                                           FIFTH THIRD HIGH YIELD                          FIFTH THIRD
                                                                  BOND FUND                                 BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS NAME                                            A          B         C      ADVISOR      A          B         C       ADVISOR
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES    4.75% 1,2  None      None     3.25% 1    4.75% 1,2   None      None      3.25% 1
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS                             None       None      None     None       None        None      None       None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED
   SALES LOAD                                       None       5.00% 3   1.00% 4  None       None       5.00% 3   1.00% 4     None
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                     0.70%      0.70%     0.70%    0.70%      0.60%      0.60%     0.60%      0.60%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12B-1) FEES                   0.25%      1.00%     0.75%    0.50%      0.25%      1.00%     0.75%      0.50%
------------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                       ___%       ___%      ___%     ___%       ___%       ___%      ___%       ___%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                 ___%       ___%      ___%     ___%       ___% 6     ___% 6    ___% 6     ___% 6
------------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT              ___% 5     ___% 5    ___% 5   ___% 5      --         --        --         --
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                         ___%       ___%      ___%     ___%        --         --        --         --
------------------------------------------------------------------------------------------------------------------------------------



SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                              FIXED INCOME FUNDS (TAXABLE)--FEE TABLE
--------------------------------------------------------------------------------------------------------------
                                                                                     FIFTH THIRD
                                                                               INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------------------------------------
CLASS NAME                                                              A          B           C      ADVISOR
--------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                       3.50% 1,2  None        None     2.00% 1
--------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS            None       None        None     None
--------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                            None       5.00% 3     1.00% 4  None
--------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
--------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                        0.55%      0.55%       0.55%    0.55%
--------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12B-1) FEES                                      0.25%      1.00%       0.75%    0.50%
--------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                         ___%        ___%        ___%     ___%
--------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                   ___% 6      ___% 6,7    ___% 6   ___% 6
--------------------------------------------------------------------------------------------------------------


1     Lower sales charges are available depending upon the amount invested.

2 For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges."

3 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

4 The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.


5 The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2007 to limit total annual fund operating expenses for the High Yield Bond Fund to: 0.99% for Class A shares, 1.74% for Class B shares, 1.74% for Class C shares and 1.24% for Advisor shares. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.


6 The Fund's Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Bond Fund to: 0.97% for Class A shares, 1.72% for Class B shares,1.72% for Class C shares and 1.22% for Advisor shares; and for the Intermediate Bond Fund to: 0.95% for Class A shares, 1.70% for Class B shares, 1.70% for Class C shares and 1.20% for Advisor shares. These waivers and/or expense reimbursements may be discontinued at any time.

7 The Fund's Distributor has voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Intermediate Bond Fund to 0.95% for Class B shares. These waivers and/or expense reimbursements may be discontinued at any time.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------

FEE TABLES
--------------------------------------------------------------------------------



SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                         FIXED INCOME FUNDS (TAXABLE)--FEE TABLE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              FIFTH THIRD SHORT              FIFTH THIRD U.S.
                                                                               TERM BOND FUND              GOVERNMENT BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS NAME                                                                  A        C       ADVISOR      A         C       ADVISOR
-----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                         3.50% 1,2   None     2.00% 1   4.75% 1,2   None     3.25% 1
-----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS               None       None      None      None       None      None
-----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                               None      1.00% 3    None      None      1.00% 3    None
-----------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
-----------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                          0.50%      0.50%     0.50%     0.55%      0.55%     0.55%
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12B-1) FEES                                        0.25%      0.75%     0.50%     0.25%      0.75%     0.50%
-----------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                            ___%       ___%      ___%      ___%       ___%      ___%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES 4                                    ___%       ___%      ___%      ___%       ___%      ___%
-----------------------------------------------------------------------------------------------------------------------------------



1     Lower sales charges are available depending upon the amount invested.

2 For investments of $1 million or more, no sales charges apply; however. a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges."

3 The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

4 The Fund's Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Short Term Bond Fund to: 0.89% for Class A shares, 1.64% for Class C shares and 1.14% for Advisor shares; and for the U.S. Government Bond Fund to: 0.94% for Class A shares, 1.69% for Class C shares and 1.19% for Advisor shares. These waivers and/or expense reimbursements may be discontinued at any time.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------

FEE TABLES
--------------------------------------------------------------------------------



SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                        FIXED INCOME FUNDS (MUNICIPAL)--FEE TABLE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   FIFTH THIRD                      FIFTH THIRD INTERMEDIATE
                                                               MUNICIPAL BOND FUND                     MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS NAME                                              A           B        C      ADVISOR     A           B        C      ADVISOR
-----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES       4.75% 1,2   None     None    3.25% 1    3.50% 1,2   None     None    2.00% 1
-----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
    REINVESTED DIVIDENDS                                None       None     None     None       None       None     None     None
-----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                             None      5.00% 3  1.00% 4   None       None      5.00% 3  1.00% 4   None
-----------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage
   of average net assets)
-----------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                        0.55%      0.55%    0.55%    0.55%      0.55%      0.55%    0.55%    0.55%
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12B-1) FEES                      0.25%      1.00%    0.75%    0.50%      0.25%      1.00%    0.75%    0.50%
-----------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                          ___%       ___%     ___%     ___%       ___%       ___%     ___%     ___%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES 5                  ___%       ___%     ___%     ___%       ___%       ___% 6   ___%     ___%
-----------------------------------------------------------------------------------------------------------------------------------



SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                               FIXED INCOME FUNDS (MUNICIPAL)--FEE TABLE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                FIFTH THIRD OHIO                      FIFTH THIRD MICHIGAN
                                                               MUNICIPAL BOND FUND                     MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS NAME                                              A           B        C      ADVISOR     A           B        C      ADVISOR
-----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES       4.75% 1,2   None     None    3.25% 1    4.75% 1,2   None     None    3.25% 1
-----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
    REINVESTED DIVIDENDS                                None       None     None     None       None       None     None     None
-----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                             None      5.00% 3  1.00% 4   None       None      5.00% 3  1.00% 4   None
-----------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage
   of average net assets)
-----------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                        0.55%      0.55%    0.55%    0.55%      0.45%      0.45%    0.45%    0.45%
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12B-1) FEES                      0.25%      1.00%    0.75%    0.50%      0.25%      1.00%    0.75%    0.50%
-----------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                          ___%       ___%     ___%     ___%       ___%       ___%     ___%     ___%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                    ___% 5     ___% 5   ___% 5   ___% 5     ___%       ___%     ___%     ___%
-----------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT 7                 --         --       --      --        ___%       ___%     ___%     ___%
-----------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                              --         --       --      --        ___% 8     ___%     ___%     ___%
-----------------------------------------------------------------------------------------------------------------------------------



1     Lower sales charges are available depending upon the amount invested.

2 For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges."

3 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

4 The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

5 The Fund's Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Municipal Bond Fund to: 0.86% for Class A shares, 1.61% for Class B shares, 1.61% for Class C shares and 1.11% for Advisor shares; for the Intermediate Municipal Bond Fund to 0.96% for Class A shares, 1.71% for Class B shares, 1.71% for Class C shares and 1.21% for Advisor shares; and for the Ohio Municipal Bond Fund to: 1.04% for Class A shares, 1.79% for Class B shares, 1.79% for Class C shares and 1.29% for Advisor shares. These waivers and/or expense reimbursements may be discontinued at any time.

6 The Fund's Distributor has voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Intermediate Municipal Bond Fund to 0.96% for Class B shares. These waivers and/or expense reimbursements may be discontinued at any time.


7 The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2007 to limit total annual fund operating expenses for the Michigan Municipal Bond Fund to:
      0.93% for Class A shares, 1.68% for Class B shares, 1.68% for Class C shares and 1.18% for Advisor shares. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Funds for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.


8 The Fund's Distributor has voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Michigan Municipal Bond Fund to 0.83% for Class A shares. This waiver and/or expense reimbursement may be discontinued at any time.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------

FEE TABLES
--------------------------------------------------------------------------------



SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             MONEY MARKET FUNDS--FEE TABLE
---------------------------------------------------------------------------------------------------------------------------
                                                     FIFTH THIRD                FIFTH THIRD     FIFTH THIRD     FIFTH THIRD
                                                        PRIME                   GOVERNMENT       MICHIGAN        MUNICIPAL
                                                        MONEY                      MONEY      MUNICIPAL MONEY      MONEY
                                                     MARKET FUND                MARKET FUND     MARKET FUND     MARKET FUND
---------------------------------------------------------------------------------------------------------------------------
CLASS NAME                                  A       B        C      ADVISOR          A               A               A
---------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
    ON PURCHASES                           None    None     None      None          None            None            None
---------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
    ON REINVESTED DIVIDENDS                None    None     None      None          None            None            None
---------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                None   5.00% 1  1.00% 2    None          None            None            None
---------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a
     percentage of average net assets)
---------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                           0.40%   0.40%    0.40%     0.40%         0.40%           0.40%           0.50%
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12B-1) FEES         0.25%   1.00%    0.75%     0.50%         0.25%           0.25%           0.25%
---------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                             ___%    ___%     ___%      ___%          ___%            ___%            ___%
---------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
    OPERATING EXPENSES                     ___%    ___%     ___%      ___%          ___% 3          ___%            ___%
---------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR
    EXPENSE REIMBURSEMENT 4                ___%    ___%     ___%      ___%            --            ___%            ___%
---------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                               ___%    ___%     ___%      ___%            --            ___% 5          ___%
---------------------------------------------------------------------------------------------------------------------------



1 5% the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

2 The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

3 The Fund's Advisor, Distributor, and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Government Money Market Fund to: 0.78% for Class A shares. This waiver and/or expense reimbursement may be discontinued at any time.


4 The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2007 to limit total annual fund operating expenses for the Prime Money Market Fund to: 0.79% for Class A shares, 1.54% for Class B shares, 1.54% for Class C shares and 1.04% for Advisor shares; for the Michigan Municipal Money Market Fund to:
      0.79% for Class A shares; and for the Municipal Money Market Fund to:
      0.46% for Class A shares. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Funds for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.


5 The Funds' Distributor has voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Michigan Municipal Money Market Fund to 0.70% for Class A shares. These waivers and/or expense reimbursements may be discontinued at any time.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------

EXPENSE EXAMPLES
--------------------------------------------------------------------------------

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.


EQUITY FUNDS (GROWTH STYLE)
----------------------------------------------------------------------------------------------------
FIFTH THIRD SMALL CAP GROWTH FUND                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $  622   $   880   $ 1,157   $  1,946
----------------------------------------------------------------------------------------------------
   CLASS B SHARES
    Assuming Redemption                                        $  704   $   930   $ 1,283   $  2,144
    Assuming no Redemption                                     $  204   $   630   $ 1,083   $  2,144
----------------------------------------------------------------------------------------------------
   CLASS C SHARES
    Assuming Redemption                                        $  304   $   630   $ 1,083   $  2,338
    Assuming no Redemption                                     $  204   $   630   $ 1,083   $  2,338
----------------------------------------------------------------------------------------------------
   ADVISOR SHARES                                              $  474   $   787   $ 1,122   $  2,068
----------------------------------------------------------------------------------------------------
FIFTH THIRD MID CAP GROWTH FUND                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $  630   $   903   $ 1,197   $  2,032
----------------------------------------------------------------------------------------------------
   CLASS B SHARES
    Assuming Redemption                                        $  712   $   955   $ 1,324   $  2,229
    Assuming no Redemption                                     $  212   $   655   $ 1,124   $  2,229
----------------------------------------------------------------------------------------------------
   CLASS C SHARES
    Assuming Redemption                                        $  312   $   655   $ 1,124   $  2,421
    Assuming no Redemption                                     $  212   $   655   $ 1,124   $  2,421
----------------------------------------------------------------------------------------------------
   ADVISOR SHARES                                              $  481   $   811   $ 1,162   $  2,153
----------------------------------------------------------------------------------------------------
FIFTH THIRD QUALITY GROWTH FUND                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $  629   $   900   $ 1,192   $  2,021
----------------------------------------------------------------------------------------------------
   CLASS B SHARES
    Assuming Redemption                                        $  711   $   952   $ 1,319   $  2,219
    Assuming no Redemption                                     $  211   $   652   $ 1,119   $  2,219
----------------------------------------------------------------------------------------------------
   CLASS C SHARES
    Assuming Redemption                                        $  311   $   652   $ 1,119   $  2,410
    Assuming no Redemption                                     $  211   $   652   $ 1,119   $  2,410
----------------------------------------------------------------------------------------------------
   ADVISOR SHARES                                                $480   $   808   $ 1,157   $  2,142
----------------------------------------------------------------------------------------------------

EQUITY FUNDS (CORE STYLE)
----------------------------------------------------------------------------------------------------
FIFTH THIRD LARGE CAP CORE FUND                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $  613   $   879   $ 1,165   $  1,979
----------------------------------------------------------------------------------------------------
   CLASS B SHARES
    Assuming Redemption                                        $  695   $   930   $ 1,291   $  2,176
    Assuming no Redemption                                     $  195   $   630   $ 1,091   $  2,176
----------------------------------------------------------------------------------------------------
   CLASS C SHARES
    Assuming Redemption                                        $  295   $   630   $ 1,091   $  2,369
    Assuming no Redemption                                     $  195   $   630   $ 1,091   $  2,369
----------------------------------------------------------------------------------------------------
   ADVISOR SHARES                                              $  465   $   786   $ 1,130   $  2,100
----------------------------------------------------------------------------------------------------


SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


EQUITY FUNDS (CORE STYLE) (CONTINUED)
----------------------------------------------------------------------------------------------------
FIFTH THIRD EQUITY INDEX FUND                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $  543   $   723   $   918   $  1,481
----------------------------------------------------------------------------------------------------
   CLASS B SHARES
    Assuming Redemption                                        $  621   $   769   $ 1,041   $  1,684
    Assuming no Redemption                                     $  121   $   469   $   841   $  1,684
----------------------------------------------------------------------------------------------------
   CLASS C SHARES
    Assuming Redemption                                        $  221   $   469   $   841   $  1,886
    Assuming no Redemption                                     $  121   $   469   $   841   $  1,886
----------------------------------------------------------------------------------------------------
   ADVISOR SHARES                                              $  393   $   628   $   882   $  1,607
----------------------------------------------------------------------------------------------------
FIFTH THIRD BALANCED FUND                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $  638   $   930   $ 1,243   $  2,127
----------------------------------------------------------------------------------------------------
   CLASS B SHARES
    Assuming Redemption                                        $  721   $   982   $ 1,369   $  2,323
    Assuming no Redemption                                     $  221   $   682   $ 1,169   $  2,323
----------------------------------------------------------------------------------------------------
   CLASS C SHARES
    Assuming Redemption                                        $  321   $   682   $ 1,169   $  2,513
    Assuming no Redemption                                     $  221   $   682   $ 1,169   $  2,513
----------------------------------------------------------------------------------------------------
   ADVISOR SHARES                                              $  490   $   837   $ 1,208   $  2,247
----------------------------------------------------------------------------------------------------

EQUITY FUNDS (VALUE STYLE)
----------------------------------------------------------------------------------------------------
FIFTH THIRD MICRO CAP VALUE FUND                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $  655   $   980   $ 1,327   $  2,305
----------------------------------------------------------------------------------------------------
   CLASS B SHARES
    Assuming Redemption                                        $  738   $ 1,033   $ 1,455   $  2,499
    Assuming no Redemption                                     $  238   $   733   $ 1,255   $  2,499
----------------------------------------------------------------------------------------------------
   CLASS C SHARES
    Assuming Redemption                                        $  338   $   733   $ 1,255   $  2.686
    Assuming no Redemption                                     $  238   $   733   $ 1,255   $  2,686
----------------------------------------------------------------------------------------------------
   ADVISOR SHARES                                              $  507   $   888   $ 1,293   $  2,424
----------------------------------------------------------------------------------------------------
FIFTH THIRD SMALL CAP VALUE FUND                               1 YEAR   3  YEARS  5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $  640   $   936   $ 1,253   $  2,148
----------------------------------------------------------------------------------------------------
   CLASS B SHARES
    Assuming Redemption                                        $  723   $   988   $ 1,380   $ 2,344
    Assuming no Redemption                                     $  223   $   688   $ 1,180   $  2,344
----------------------------------------------------------------------------------------------------
   CLASS C SHARES
    Assuming Redemption                                        $  323   $   688   $ 1,180   $  2,534
    Assuming no Redemption                                     $  223   $   688   $ 1,180   $ 2,534
----------------------------------------------------------------------------------------------------
   ADVISOR SHARES                                              $  492   $   843   $ 1,218   $  2,268
----------------------------------------------------------------------------------------------------
FIFTH THIRD MULTI CAP VALUE FUND                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $  650   $   965   $ 1,302   $  2,253
----------------------------------------------------------------------------------------------------
   CLASS B SHARES
    Assuming Redemption                                        $  733   $ 1,018   $ 1,430   $  2,448
    Assuming no Redemption                                     $  233   $   718   $ 1,230   $  2,448
----------------------------------------------------------------------------------------------------
   CLASS C SHARES
    Assuming Redemption                                        $  333   $   718   $ 1,230   $  2,636
    Assuming no Redemption                                     $  233   $   718   $ 1,230   $  2,636
----------------------------------------------------------------------------------------------------
   ADVISOR SHARES                                              $  502   $   873   $ 1,268   $  2,372
----------------------------------------------------------------------------------------------------


SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


EQUITY FUNDS (VALUE STYLE) (CONTINUED)
----------------------------------------------------------------------------------------------------
FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $  628   $   897   $ 1,187   $  2,011
----------------------------------------------------------------------------------------------------
   CLASS B SHARES
    Assuming Redemption                                        $  710   $   949   $ 1,314   $  2,208
    Assuming no Redemption                                     $  210   $   649   $ 1,114   $  2,208
----------------------------------------------------------------------------------------------------
   CLASS C SHARES
    Assuming Redemption                                        $  310   $   649   $ 1,114   $  2,400
    Assuming no Redemption                                     $  210   $   649   $ 1,114   $  2,400
----------------------------------------------------------------------------------------------------
   ADVISOR SHARES                                              $  480   $   805   $ 1,152   $  2,132
----------------------------------------------------------------------------------------------------

ASSET ALLOCATION STRATEGY
----------------------------------------------------------------------------------------------------
FIFTH THIRD FUNDS LIFEMODEL AGGRESSIVE FUND SM                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $  532   $   681   $   844   $  1,315
----------------------------------------------------------------------------------------------------
   CLASS B SHARES
    Assuming Redemption                                        $  610   $   727   $   966   $  1,520
    Assuming no Redemption                                     $  110   $   427   $   766   $  1,520
----------------------------------------------------------------------------------------------------
   CLASS C SHARES
    Assuming Redemption                                        $  210   $   427   $   766   $  1,724
    Assuming no Redemption                                     $  110   $   427   $   766   $  1,724
----------------------------------------------------------------------------------------------------
   ADVISOR SHARES                                              $  382   $   586   $   807   $  1,442
----------------------------------------------------------------------------------------------------
FIFTH THIRD FUNDS LIFEMODEL MODERATELY AGGRESSIVE FUND SM      1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $  532   $   675   $   831   $  1,283
----------------------------------------------------------------------------------------------------
   CLASS B SHARES
    Assuming Redemption                                        $  610   $   720   $   953   $  1,488
    Assuming no Redemption                                     $  110   $   420   $   753   $  1,488
----------------------------------------------------------------------------------------------------
   CLASS C SHARES
    Assuming Redemption                                        $  210   $   420   $   753   $  1,693
    Assuming no Redemption                                     $  110   $   420   $   753   $  1,693
----------------------------------------------------------------------------------------------------
   ADVISOR SHARES                                              $  382   $   580   $   794   $  1,410
----------------------------------------------------------------------------------------------------
FIFTH THIRD FUNDS LIFEMODEL MODERATE FUND SM                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $  532   $   671   $   823   $  1,262
----------------------------------------------------------------------------------------------------
   CLASS B SHARES
    Assuming Redemption                                        $  610   $   716   $   944   $  1,467
    Assuming no Redemption                                     $  110   $   416   $   744   $  1,467
----------------------------------------------------------------------------------------------------
   CLASS C SHARES
    Assuming Redemption                                        $  210   $   416   $   744   $  1,673
    Assuming no Redemption                                     $  110   $   416   $   744   $  1,673
----------------------------------------------------------------------------------------------------
   ADVISOR SHARES                                              $  382   $   576   $   786   $  1,389
----------------------------------------------------------------------------------------------------
FIFTH THIRD FUNDS LIFEMODEL MODERATELY CONSERVATIVE FUND SM    1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $  532   $   681   $   844   $  1,315
----------------------------------------------------------------------------------------------------
   CLASS B SHARES
    Assuming Redemption                                        $  610   $   727   $   966   $  1,520
    Assuming no Redemption                                     $  110   $   427   $   766   $  1,520
----------------------------------------------------------------------------------------------------
   CLASS C SHARES
    Assuming Redemption                                        $  210   $   427   $   766   $  1,724
    Assuming no Redemption                                     $  110   $   427   $   766   $  1,724
----------------------------------------------------------------------------------------------------
   ADVISOR SHARES                                              $  382   $   586   $   807   $  1,442
----------------------------------------------------------------------------------------------------


SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


ASSET ALLOCATION STRATEGY (CONTINUED)
----------------------------------------------------------------------------------------------------
FIFTH THIRD FUNDS LIFEMODEL CONSERVATIVE FUND SM               1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $  532   $   696   $   874   $  1,388
----------------------------------------------------------------------------------------------------
   CLASS B SHARES
    Assuming Redemption                                        $  610   $   741   $   996   $  1,592
    Assuming no Redemption                                     $  110   $   441   $   796   $  1,592
----------------------------------------------------------------------------------------------------
   CLASS C SHARES
    Assuming Redemption                                        $  210   $   441   $   796   $  1,795
    Assuming no Redemption                                     $  110   $   441   $   796   $  1,795
----------------------------------------------------------------------------------------------------
   ADVISOR SHARES                                              $  382   $   601   $   837   $  1,514
----------------------------------------------------------------------------------------------------

STRATEGIC INCOME STRATEGY
----------------------------------------------------------------------------------------------------
FIFTH THIRD STRATEGIC INCOME FUND                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $  656   $   983   $ 1,332   $  2,315
----------------------------------------------------------------------------------------------------
   CLASS B SHARES
    Assuming Redemption                                        $  739   $ 1,036   $ 1,460   $  2,510
    Assuming no Redemption                                     $  239   $   736   $ 1,260   $  2,510
----------------------------------------------------------------------------------------------------
   CLASS C SHARES
    Assuming Redemption                                        $  339   $   736   $ 1,260   $  2,696
    Assuming no Redemption                                     $  239   $   736   $ 1,260   $  2,696
----------------------------------------------------------------------------------------------------
   ADVISOR SHARES                                              $  508   $   891   $ 1,298   $  2,434
----------------------------------------------------------------------------------------------------

SPECIALTY STRATEGY
----------------------------------------------------------------------------------------------------
FIFTH THIRD DIVIDEND GROWTH FUND                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $  595   $   797   $ 1,289   $  2,644
----------------------------------------------------------------------------------------------------
   CLASS B SHARES
    Assuming Redemption                                        $  676   $   845   $ 1,417   $  2,836
    Assuming no Redemption                                     $  176   $   545   $ 1,217   $  2,836
----------------------------------------------------------------------------------------------------
   CLASS C SHARES
    Assuming Redemption                                        $  276   $   545   $ 1,217   $  3,018
    Assuming no Redemption                                     $  176   $   545   $ 1,217   $  3,018
----------------------------------------------------------------------------------------------------
   ADVISOR SHARES                                              $  446   $   703   $ 1,255   $  2,760
----------------------------------------------------------------------------------------------------
FIFTH THIRD TECHNOLOGY FUND                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $  681   $ 1,061   $ 1,465   $  2,591
----------------------------------------------------------------------------------------------------
   CLASS B SHARES
    Assuming Redemption                                        $  766   $ 1,117   $ 1,595   $  2,782
    Assuming no Redemption                                     $  266   $   817   $ 1,395   $  2,782
----------------------------------------------------------------------------------------------------
   CLASS C SHARES
    Assuming Redemption                                        $  366   $   817   $ 1,395   $  2,964
    Assuming no Redemption                                     $  266   $   817   $ 1,395   $  2,964
----------------------------------------------------------------------------------------------------
   ADVISOR SHARES                                              $  534   $   970   $ 1,432   $  2,707
----------------------------------------------------------------------------------------------------
FIFTH THIRD INTERNATIONAL EQUITY FUND                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $  655   $   988   $ 1,344   $  2,343
----------------------------------------------------------------------------------------------------
   CLASS B SHARES
    Assuming Redemption                                        $  738   $ 1,042   $ 1,472   $  2,537
    Assuming no Redemption                                     $  238   $   742   $ 1,272   $  2,537
----------------------------------------------------------------------------------------------------
   CLASS C SHARES
    Assuming Redemption                                        $  338   $   742   $ 1,272   $  2,723
    Assuming no Redemption                                     $  238   $   742   $ 1,272   $  2,723
----------------------------------------------------------------------------------------------------
   ADVISOR SHARES                                              $  507   $   896   $ 1,309   $  2,462
----------------------------------------------------------------------------------------------------


SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FIXED INCOME FUNDS (TAXABLE)
----------------------------------------------------------------------------------------------------
FIFTH THIRD HIGH YIELD BOND FUND                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $  571   $   855   $ 1,159   $  2,021
----------------------------------------------------------------------------------------------------
   CLASS B SHARES
    Assuming Redemption                                        $  677   $   929   $ 1,308   $  2,240
    Assuming no Redemption                                     $  177   $   629   $ 1,108   $  2,240
----------------------------------------------------------------------------------------------------
   CLASS C SHARES
    Assuming Redemption                                        $  277   $   629   $ 1,108   $  2,431
    Assuming no Redemption                                     $  177   $   629   $ 1,108   $  2,431
----------------------------------------------------------------------------------------------------
   ADVISOR SHARES                                              $  447   $   786   $ 1,147   $  2,163
----------------------------------------------------------------------------------------------------
FIFTH THIRD BOND FUND                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $  588   $   826   $ 1,083   $  1,817
----------------------------------------------------------------------------------------------------
   CLASS B SHARES
    Assuming Redemption                                        $  694   $   900   $ 1,232   $  2,038
    Assuming no Redemption                                     $  194   $   600   $ 1,032   $  2,038
----------------------------------------------------------------------------------------------------
   CLASS C SHARES
    Assuming Redemption                                        $  294   $   600   $ 1,032   $  2,233
    Assuming no Redemption                                     $  194   $   600   $ 1,032   $  2,233
----------------------------------------------------------------------------------------------------
   ADVISOR SHARES                                              $  464   $   757   $ 1,071   $  1,961
----------------------------------------------------------------------------------------------------
FIFTH THIRD INTERMEDIATE BOND FUND                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $  455   $   678   $   919   $  1,610
----------------------------------------------------------------------------------------------------
   CLASS B SHARES
    Assuming Redemption                                        $  685   $   873   $ 1,185   $  1,940
    Assuming no Redemption                                     $  185   $   573   $   985   $  1,940
----------------------------------------------------------------------------------------------------
   CLASS C SHARES
    Assuming Redemption                                        $  285   $   573   $   985   $  2,137
    Assuming no Redemption                                     $  185   $   573   $   985   $  2,137
----------------------------------------------------------------------------------------------------
   ADVISOR SHARES                                              $  332   $   610   $   909   $  1,758
----------------------------------------------------------------------------------------------------
FIFTH THIRD SHORT TERM BOND FUND                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $  450   $   663   $   894   $  1,554
----------------------------------------------------------------------------------------------------
   CLASS C SHARES
    Assuming Redemption                                        $  280   $   557   $   959   $  2,084
    Assuming no Redemption                                     $  180   $   557   $   959   $  2,084
----------------------------------------------------------------------------------------------------
   ADVISOR SHARES                                              $  327   $   595   $   883   $  1,703
----------------------------------------------------------------------------------------------------
FIFTH THIRD U.S. GOVERNMENT BOND FUND                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $  593   $   844   $ 1,113   $  1,882
----------------------------------------------------------------------------------------------------
   CLASS C SHARES
    Assuming Redemption                                        $  300   $   618   $ 1,062   $  2,296
    Assuming no Redemption                                     $  200   $   618   $ 1,062   $  2,296
----------------------------------------------------------------------------------------------------
   ADVISOR SHARES                                              $  470   $   775   $ 1,102   $  2,025
----------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS (MUNICIPAL)
----------------------------------------------------------------------------------------------------
FIFTH THIRD MUNICIPAL BOND FUND                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $  600   $   865   $ 1,149   $ 1,958
----------------------------------------------------------------------------------------------------
   CLASS B SHARES
    Assuming Redemption                                        $  707   $   940   $ 1,298   $  2,176
    Assuming no Redemption                                     $  207   $   640   $ 1,098   $  2,176
----------------------------------------------------------------------------------------------------
   CLASS C SHARES
    Assuming Redemption                                        $  307   $   640   $ 1,098   $  2,369
    Assuming no Redemption                                     $  207   $   640   $ 1,098   $  2,369
----------------------------------------------------------------------------------------------------
   ADVISOR SHARES                                              $  477   $   796   $ 1,137   $  2,100
----------------------------------------------------------------------------------------------------


SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FIXED INCOME FUNDS (MUNICIPAL) (CONTINUED)
----------------------------------------------------------------------------------------------------
FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $  459   $   691   $   940   $  1,654
----------------------------------------------------------------------------------------------------
   CLASS B SHARES
    Assuming Redemption                                        $  689   $   885   $ 1,206   $  1,984
    Assuming no Redemption                                     $  189   $   585   $ 1,006   $  1,984
----------------------------------------------------------------------------------------------------
   CLASS C SHARES
    Assuming Redemption                                        $  289   $   585   $ 1,006   $  2,180
    Assuming no Redemption                                     $  189   $   585   $ 1,006   $  2,180
----------------------------------------------------------------------------------------------------
   ADVISOR SHARES                                              $  336   $   622   $   930   $  1,802
----------------------------------------------------------------------------------------------------
FIFTH THIRD OHIO MUNICIPAL BOND FUND                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $  584   $   814   $1 ,063   $  1,773
----------------------------------------------------------------------------------------------------
   CLASS B SHARES
    Assuming Redemption                                        $  690   $   888   $ 1,211   $  1,995
    Assuming no Redemption                                     $  190   $   588   $ 1,011   $  1,995
----------------------------------------------------------------------------------------------------
   CLASS C SHARES
    Assuming Redemption                                        $  290   $   588   $ 1,011   $  2,190
    Assuming no Redemption                                     $  190   $   588   $ 1,011   $  2,190
----------------------------------------------------------------------------------------------------
   ADVISOR SHARES                                              $  460   $   745   $ 1,051   $  1,918
----------------------------------------------------------------------------------------------------
FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $  565   $   782   $ 1,016   $  1,686
----------------------------------------------------------------------------------------------------
   CLASS B SHARES
    Assuming Redemption                                        $  671   $   855   $ 1,164   $  1,909
    Assuming no Redemption                                     $  171   $   555   $   964   $  1,909
----------------------------------------------------------------------------------------------------
   CLASS C SHARES
    Assuming Redemption                                        $  271   $   555   $   964   $  2,106
    Assuming no Redemption                                     $  171   $   555   $   964   $  2,106
----------------------------------------------------------------------------------------------------
   ADVISOR SHARES                                              $  441   $   712   $ 1,004   $  1,832
----------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS
----------------------------------------------------------------------------------------------------
FIFTH THIRD PRIME MONEY MARKET FUND                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $   81   $   276   $   488   $  1,098
----------------------------------------------------------------------------------------------------
   CLASS B SHARES
    Assuming Redemption                                        $  657   $   810   $ 1,087   $  1,745
    Assuming no Redemption                                     $  157   $   510   $   887   $  1,745
----------------------------------------------------------------------------------------------------
   CLASS C SHARES
    Assuming Redemption                                        $  257   $   510   $   887   $  1,945
    Assuming no Redemption                                     $  157   $   510   $   887   $  1,945
----------------------------------------------------------------------------------------------------
   ADVISOR SHARES                                              $  106   $   354   $   622   $  1,388
----------------------------------------------------------------------------------------------------
FIFTH THIRD GOVERNMENT MONEY MARKET FUND                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $   94   $   293   $   509   $  1,131
----------------------------------------------------------------------------------------------------
FIFTH THIRD MICHIGAN MUNICIPAL MONEY MARKET FUND               1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $   81   $   280   $   497   $  1,119
----------------------------------------------------------------------------------------------------
FIFTH THIRD MUNICIPAL MONEY MARKET FUND                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $   47   $   275   $   522   $  1,229
----------------------------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


NAME POLICIES
--------------------------------------------------------------------------------

To comply with Securities and Exchange Commission ("SEC") rules regarding the use of descriptive words in a fund's name, some Funds have adopted policies of investing at least 80% of their net assets plus any borrowings made for investment purposes in specific types of investments or industries. Each Fund's policy is described in its summary description under the heading "Principal Investment Strategies." A Fund will not change its name policy without providing its shareholders at least 60 days' prior written notice.


INVESTMENT PRACTICES
--------------------------------------------------------------------------------

Each Fund may invest in a variety of securities and employ a number of investment techniques. The following table includes a list of permissible securities and investment techniques that each Fund may use; however, the selection of such securities and techniques is left to the investment discretion of the Advisor or Subadvisor. Each security and technique involves certain risks. Following the table is a discussion of the risks associated with these securities and techniques. You may also consult the Statement of Additional Information for additional details regarding these permissible investments.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------



FIFTH THIRD FUNDS                              Asset-Backed  Common  Convertible  Delayed Delivery/               Foreign Currency
EQUITY FUNDS                                    Securities   Stock   Securities     When-Issueds     Derivatives    Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                               X          X          X               X               X
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                                 X          X          X               X               X
-----------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                                 X          X          X               X               X
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund                                 X          X          X               X               X
-----------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                              X                          X               X
-----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                       X          X          X               X               X
-----------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund                                X          X          X               X               X
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                X          X          X               X               X
-----------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund                                X          X          X               X               X
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund                    X          X          X               X               X
-----------------------------------------------------------------------------------------------------------------------------------

ASSET ALLOCATION STRATEGY
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund SM
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund SM
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund SM
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund SM
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund SM
-----------------------------------------------------------------------------------------------------------------------------------

STRATEGIC INCOME STRATEGY
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                               X          X          X               X               X
-----------------------------------------------------------------------------------------------------------------------------------

SPECIALTY STRATEGY
-----------------------------------------------------------------------------------------------------------------------------------
Dividend Growth Fund                                X          X          X               X               X
-----------------------------------------------------------------------------------------------------------------------------------
Technology Fund                                     X          X          X               X               X
-----------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                           X          X          X               X               X              X
-----------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                                X                     X               X               X              X
-----------------------------------------------------------------------------------------------------------------------------------
Bond Fund                                           X                     X               X               X              X
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                              X                     X               X               X              X
-----------------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund                                X                     X               X               X              X
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                           X                                     X               X              X
-----------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund                                 X                     X               X               X
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund                    X                     X               X               X
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                            X                     X               X               X
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                        X                     X               X               X
-----------------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                             X                                     X               X
-----------------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund                        X                                     X               X
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund                X                                     X               X
-----------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                         X                                     X               X
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                     X                                     X               X
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                                           X               X
-----------------------------------------------------------------------------------------------------------------------------------

                                               Guaranteed   High-Yield/               Investment  Investment
FIFTH THIRD FUNDS                              Investment  High-Risk Debt  Illiquid    Company      Grade          Loan
EQUITY FUNDS                                   Contracts     Securities   Securities  Securities    Bonds     Participations
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                              X             X            X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                                X             X            X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                                X                          X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund                                X             X            X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                                             X           X
-----------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                      X             X            X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund                               X             X            X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                               X             X            X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund                                             X            X           X           X
-----------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund                   X             X            X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------

ASSET ALLOCATION STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund SM                                                              X
-----------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund SM                                                   X
-----------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund SM                                                                X
-----------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund SM                                                 X
-----------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative FundSM                                                             X
-----------------------------------------------------------------------------------------------------------------------------

STRATEGIC INCOME STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                              X             X            X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------

SPECIALTY STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
Dividend Growth Fund                               X             X            X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
Technology Fund                                    X             X            X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
International Equity Fund                          X             X            X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS
-----------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                               X             X            X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
Bond Fund                                          X             X            X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                             X             X            X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund                               X             X            X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                                                     X           X           X
-----------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund                                X                          X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund                   X                          X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                           X                          X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                       X                          X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS
-----------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                            X                          X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund                       X                          X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund                                          X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                                                   X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                    X                          X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                                           X
-----------------------------------------------------------------------------------------------------------------------------

                                                  Money                      Mortgage                 Non-U.S.
FIFTH THIRD FUNDS                                Market     Mortgage-Backed   Dollar   Municipal   Traded Foreign  Preferred
EQUITY FUNDS                                   Instruments    Securities      Rolls    Securities    Securities     Stocks
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                               X              X            X          X             X             X
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                                 X              X            X          X             X             X
-----------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                                 X              X            X          X             X             X
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund                                 X              X            X          X             X             X
-----------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                   X
-----------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                       X              X            X          X             X             X
-----------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund                                X              X            X          X             X             X
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                X              X            X          X             X             X
-----------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund                                X              X                                     X             X
-----------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund                    X              X            X          X             X             X
-----------------------------------------------------------------------------------------------------------------------------

ASSET ALLOCATION STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund SM                        X
-----------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund SM             X
-----------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund SM                          X
-----------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund SM           X
-----------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund SM                      X
-----------------------------------------------------------------------------------------------------------------------------

STRATEGIC INCOME STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                               X              X            X          X             X             X
-----------------------------------------------------------------------------------------------------------------------------

SPECIALTY STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
Dividend Growth Fund                                X              X            X          X             X             X
-----------------------------------------------------------------------------------------------------------------------------
Technology Fund                                     X              X            X          X             X             X
-----------------------------------------------------------------------------------------------------------------------------
International Equity Fund                           X              X            X          X             X             X
-----------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS
-----------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                                X              X            X          X             X             X
-----------------------------------------------------------------------------------------------------------------------------
Bond Fund                                           X              X            X          X             X             X
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                              X              X            X          X             X             X
-----------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund                                X              X            X          X             X             X
-----------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                           X              X            X          X
-----------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund                                 X              X            X          X
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund                    X              X            X          X
-----------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                            X              X            X          X
-----------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                        X              X            X          X
-----------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS
-----------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                             X              X                       X
-----------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund                        X              X                       X
-----------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund                X              X                       X
-----------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                         X              X                       X
-----------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                     X              X                       X
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                     X
-----------------------------------------------------------------------------------------------------------------------------

                                                Real Estate                 Reverse                            Small and
FIFTH THIRD FUNDS                                Investment    Restricted  Repurchase  Securities  Short-Term  Micro Cap
EQUITY FUNDS                                   Trusts (REITs)  Securities  Agreements   Lending     Trading    Equities
-------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                                X             X           X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                                  X             X           X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                                  X             X           X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund                                  X             X           X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                    X             X           X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                        X             X           X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund                                 X             X           X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                 X             X           X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund                                 X             X           X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund                     X             X           X           X           X           X
-------------------------------------------------------------------------------------------------------------------------

ASSET ALLOCATION STRATEGY
-------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund SM
-------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund SM
-------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund SM
-------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund SM
-------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund SM
-------------------------------------------------------------------------------------------------------------------------

STRATEGIC INCOME STRATEGY
-------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                X             X           X           X           X           X
-------------------------------------------------------------------------------------------------------------------------

SPECIALTY STRATEGY
-------------------------------------------------------------------------------------------------------------------------
Dividend Growth Fund                                 X             X           X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
Technology Fund                                      X             X           X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
International Equity Fund                            X             X           X           X           X           X
-------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS
-------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                                 X             X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
Bond Fund                                            X             X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                               X             X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund                                 X             X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                                          X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund                                                X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund                                   X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                                           X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                                       X           X           X           X
-------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS
-------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                                            X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund                                       X                       X           X
-------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund                               X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                                        X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                                    X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                                                        X
-------------------------------------------------------------------------------------------------------------------------

                                                                                                   Variable
                                                               U.S.         U.S.                      and                   Zero-
                                                            Government     Traded       U.S.       Floating                Coupon
FIFTH THIRD FUNDS                               Stripped      Agency      Foreign     Treasury       Rate                   Debt
EQUITY FUNDS                                   Obligations  Securities   Securities  Obligations  Instruments  Warrants  Obligations
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                               X            X           X            X            X          X           X
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                                 X            X           X            X            X          X           X
------------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                                 X            X           X            X            X          X           X
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund                                 X            X           X            X            X          X           X
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                   X            X           X            X            X          X           X
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                       X            X           X            X            X          X           X
------------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund                                X            X           X            X            X          X           X
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                X            X           X            X            X          X           X
------------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund                                X            X           X            X            X          X           X
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund                    X            X           X            X            X          X           X
------------------------------------------------------------------------------------------------------------------------------------

ASSET ALLOCATION STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund SM
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund SM
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund SM
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund SM
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund SM
------------------------------------------------------------------------------------------------------------------------------------

STRATEGIC INCOME STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                               X            X           X            X            X          X           X
------------------------------------------------------------------------------------------------------------------------------------

SPECIALTY STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Dividend Growth Fund                                X            X           X            X            X          X           X
------------------------------------------------------------------------------------------------------------------------------------
Technology Fund                                     X            X           X            X            X          X           X
------------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                           X            X           X            X            X          X           X
------------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                                X            X           X            X            X                      X
------------------------------------------------------------------------------------------------------------------------------------
Bond Fund                                           X            X           X            X            X                      X
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                              X            X           X            X            X                      X
------------------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund                                X            X           X            X            X                      X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                           X            X                        X            X                      X
------------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund                                 X            X           X            X            X                      X
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund                    X            X           X            X            X                      X
------------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                            X            X           X            X            X                      X
------------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                        X            X           X            X            X                      X
------------------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                             X            X           X            X            X                      X
------------------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund                        X            X           X            X            X                      X
------------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund                X            X                        X            X                      X
------------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                         X            X                        X            X                      X
------------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                     X            X           X            X            X                      X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                     X            X                        X                                   X
------------------------------------------------------------------------------------------------------------------------------------



94-95 Spread

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and securities backed by other types of receivables or other assets.

COLLATERALIZED LOAN OBLIGATIONS: A type of asset-backed security that is an obligation of a trust typically collateralized by pools of loans.


COMMON STOCK: Shares of ownership of a company.

CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common stock.

DELAYED DELIVERY TRANSACTIONS/FORWARD COMMITMENTS/WHEN-ISSUEDS: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund's obligations under these commitments will not exceed 25% of its total assets.

DERIVATIVES: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swaps, swaptions, some mortgage-backed securities and custody receipts.

      CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price. The Money Market Funds, Dividend Growth Fund, Intermediate Municipal Bond Fund, and Ohio Municipal Bond Fund may not invest in these securities. In addition, the following Funds may only buy or sell listed put options on financial futures contracts or buy or sell listed call options or over-the-counter call options on futures contracts: Micro Cap Value Fund, Multi Cap Value Fund, and Strategic Income Fund.

      CUSTODY RECEIPTS: Derivative products which, in the aggregate, evidence direct ownership in a pool of securities, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs.

      FUTURES AND RELATED OPTIONS: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price. The Money Market Funds, Dividend Growth Fund, Intermediate Municipal Bond Fund, and Ohio Municipal Bond Fund may not invest in these.

      STOCK-INDEX OPTIONS: A security that combines features of options with securities trading using composite stock indices. The Money Market Funds, Bond Funds, and Dividend Growth Fund may not invest in these.

      STRUCTURED NOTES: Debt obligations that may include components such as swaps, forwards, options, caps or floors, which change their return pattern. They may be used to alter the risks to a portfolio or, alternatively, may be used to expose a portfolio to asset classes or markets in which one does not desire to invest directly. The Money Market Funds may not invest in these.

      SWAPS AND SWAPTIONS: Two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The Money Market Funds may not invest in these.

FOREIGN CURRENCY TRANSACTIONS: Foreign currency transactions include forward foreign currency exchange contracts, foreign currency options, and foreign currency futures transactions.

FOREIGN SECURITIES--NON-U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.

FOREIGN SECURITIES--U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

      AMERICAN DEPOSITARY RECEIPTS ("ADRS"): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

      YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S.-dollar denominated bonds issued by foreign corporations or governments.

         CANADA BONDS: Issued by Canadian provinces.

         SOVEREIGN BONDS: Issued by the government of a foreign country.

         SUPRANATIONAL BONDS: Issued by supranational entities, such as the World Bank and European Investment Bank.

GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


HIGH-YIELD/HIGH-RISK DEBT SECURITIES: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds."


ILLIQUID SECURITIES: Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.


INVESTMENT COMPANY SECURITIES: Shares of investment companies. Investment companies may include money market funds and shares of other registered investment companies for which the Advisor to a Fund or any of its affiliates serves as investment advisor, administrator or distributor.


      BEAR FUNDS: A fund intended to increase/decrease in value inversely to the stock or equity index to which it relates. The Money Market Funds may not invest in these.

      CLOSED-END FUNDS: Funds traded on an exchange, which are not redeemable on a continuous basis. The Money Market Funds may not invest in these.

      EXCHANGE-TRADED FUNDS ("ETFS"): ETFs entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolios, less trust expenses. Examples of ETFs include Standard & Poor's Depositary Receipts ("SPDRs"). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500 Index (R). iShares (R) are also ETFs and are index funds that trade like shares. Each share represents a portfolio of stocks designed to track closely one specific index. The Money Market Funds may not invest in these.

      LEVERAGED FUNDS: Funds that utilize leverage in an attempt to maximize gains. The Money Market Funds may not invest in these.

INVESTMENT GRADE BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.

LOAN PARTICIPATIONS: Interests in loans to U.S. corporations that are administered by the lending bank or agent for a syndicate of lending banks.

MONEY MARKET INSTRUMENTS: Investment-grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. Money market instruments may carry fixed or variable interest rates.

      BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

      CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.

      COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

      REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date.

      TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

      COLLATERALIZED MORTGAGE OBLIGATIONS: Mortgage-backed bonds that separate mortgage pools into different maturity classes.

MORTGAGE DOLLAR ROLLS: Transactions in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (g) general obligation bonds.

         STAND-BY COMMITMENTS: Contract where a dealer agrees to purchase at a fund's option a specified municipal obligation at its amortized cost value to a fund plus accrued interest.

PREFERRED STOCKS: Equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. These securities generally do not carry voting rights.

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 33 1/3% of the Fund's total assets, plus the amount of the securities out on loan. In return, the Fund will receive cash, other securities, and/or letters of credit.

SHORT-TERM TRADING: The sale of a security soon after its purchase. A portfolio engaging in such trading will have higher turnover and transaction expenses.

SMALL AND MICRO CAP EQUITIES: Equity securities of companies with market capitalizations within or lower than those included in the Russell 2000 (R) Index.


STRIPPED OBLIGATIONS: U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.

TRUST PREFERRED SECURITIES: Securities possessing characteristics of both equity and debt issues.


U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities of the U.S. Government. These include Fannie Mae and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates that are reset daily, weekly, quarterly or according to some other period and that may be payable to a Fund on demand.

WARRANTS: Securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and pre-payment risks, although certain securities may be subject to additional risks.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. The following investments/investment practices are subject to credit risk: asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, commercial paper, convertible securities, derivatives, futures and related options, guaranteed investment contracts, high-yield/high-risk/debt securities, investment grade bonds, loan participations, money market instruments, mortgage-backed securities, municipal securities, real estate investment trusts (REITs), securities lending, stock-index options, time deposits, U.S. Government agency securities, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.


FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments related to foreign investments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities also may be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets. The following investments/investment practices are subject to foreign investment risk: American depository receipts (ADRs), foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, and Yankee bonds and similar debt obligations.


INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically. The following investments/investment practices are subject to interest rate risk: asset-backed securities, bankers' acceptances, bonds, certificates of deposit, collateralized mortgage obligations, commercial paper, derivatives, high-yield/high-risk/debt securities, investment grade bonds, loan participations, mortgage-backed securities, REITs, stripped obligations, U.S. Government agency securities, U.S. Treasury obligations, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

INVERSE MARKET RISK. The particular type of market risk (see summary below) associated with "bear funds" that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

      HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

      SPECULATIVE. To the extent that a derivative is not used as a hedge, a Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

The following investments/investment practices are subject to leverage risk: bear funds, call and put options, derivatives, forward commitments, futures and related options, leveraged funds, repurchase agreements, reverse repurchase agreements, securities lending, stock-index options, and when-issued and delayed delivery transactions.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on investment management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. The following investments/investment practices are subject to liquidity risk: asset-backed securities, bankers' acceptances, bear funds, call and put options, certificates of deposit, closed-end funds, commercial paper, derivatives, non-U.S. traded and U.S. traded foreign securities, forward commitments, futures and related options, high-yield/high-risk/debt securities, illiquid securities, loan participations, REITs, restricted securities, securities lending, small and micro cap equities, stock-index options, time deposits, variable and floating rate instruments, and when-issued and delayed delivery transactions.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. The following investments/investment practices are subject to management risk: call and put options, derivatives, futures and related options, REITs, and stock-index options.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. The following investments/investment practices are subject to market risk: ADRs, asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, closed-end funds, commercial paper, common stock, convertible securities, derivatives, exchange-traded funds (ETFs), foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, futures and related options, high-yield/high-risk/debt securities, illiquid securities, investment company securities, investment grade bonds, leveraged funds, money market instruments, mortgage-backed securities, mortgage dollar rolls, municipal securities, preferred stocks, REITs, repurchase agreements, restricted securities, reverse repurchase agreements, securities lending, short-term trading, small and micro cap equities, stand-by commitments, stock-index options, time deposits, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. The following investments/investment practices are subject to political risk: ADRs, bonds, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, municipal securities, and Yankee bonds and similar debt obligations.


PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity. The following investments/investment practices are subject to pre-payment/call risk: asset-backed securities, bonds, collateralized mortgage obligations, mortgage-backed securities, and mortgage dollar rolls.


REGULATORY RISK. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws. The following investments/investment practices are subject to regulatory risk: asset-backed securities, mortgage-backed securities, mortgage dollar rolls, and municipal securities.

SMALLER COMPANY RISK. The risk associated with investment in companies with smaller market capitalizations. These investments may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. Small and Micro Cap Equities are subject to smaller company risk.

TAX RISK. The risk that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Municipal securities are subject to tax risk.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

INVESTMENT POLICIES OF THE UNDERLYING FUNDS
--------------------------------------------------------------------------------

The following is a brief description of the principal investment policies of the Institutional Money Market Fund and the U.S. Treasury Money Market Fund, two underlying Funds of the LifeModel Funds SM whose policies are not otherwise described in this Prospectus.

INSTITUTIONAL MONEY MARKET FUND

The Fund's fundamental investment objective is current income from short-term securities consistent with the stability of principal.

The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will be able to do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.

U.S. TREASURY MONEY MARKET FUND

The Fund's fundamental investment objective is stability of principal and current income consistent with stability of principal.

The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, and repurchase agreements collateralized by U.S. Treasury securities, and shares of registered money market investment companies that invest exclusively in these securities.

ADDITIONAL INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT IN EXCHANGE-TRADED FUNDS. The Funds, except the Money Market Funds, may each invest in exchange-traded funds, such as iShares (R) Trust and iShares
(R), Inc. ("iShares (R)").*

iShares (R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares (R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

Because most exchange-traded funds are investment companies, investment in most such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. Upon meeting certain conditions, the Funds may invest their respective assets in iShares (R) in excess of the statutory limit in reliance on an exemptive order issued to that entity.

* iShares (R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares (R) Funds make any representations regarding the advisability of investing in an iShares (R) fund.

FUND MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR AND SUBADVISORS
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc., (the "Advisor"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds. The Advisor is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. The Advisor provides comprehensive advisory services for institutional clients. The Advisor offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced investment professionals, advanced research resources, and disciplined investment processes, the Advisor's goal is to produce superior, long-term investment results and client satisfaction.

Morgan Stanley Investment Management Inc. ("MSIM"), 1221 Avenue of the Americas, New York, New York 10020, serves as investment subadvisor to Fifth Third International Equity Fund.

Fort Washington Investment Advisors, Inc. ("Fort Washington"), 420 East Fourth Street, Cincinnati, OH 45202-4133, serves as investment subadvisor to Fifth Third High Yield Bond Fund.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of over 50 professional investment analysts, portfolio managers and traders, and uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.


As of September 30, 2006, Fifth Third Asset Management, Inc. had approximately $___ billion of assets under management, including approximately $___ billion of assets in the Fifth Third Funds. As of September 30, 2006, MSIM, together with its affiliated asset management companies, had approximately $___ billion of assets under management. As of September 30, 2006, Fort Washington had approximately $___ billion of assets under management.

A discussion of the basis for the Board of Trustees' approval of the Funds' investment advisory contracts is included in the shareholder reports for the period during which the Board of Trustees approved such contracts.


The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. On September 28, 2005, the Securities and Exchange Commission (SEC) granted exemptive relief to the Funds and the Advisor to permit the Advisor, subject to certain conditions, including the one-time prior approval of the Funds' Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Funds without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and shareholders. The exemptive order gives the Advisor the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.

Dividend Growth Strategy

                                                              Specialty Strategy

Related Performance of the Investment Advisor

The table below sets forth the performance data relating to the historical performance of all fully discretionary, tax-exempt, fee-paying separate accounts greater than $1 million managed by the Advisor and its predecessor, since the dates indicated, that have substantially similar investment objectives, policies, strategies and risks to the Fifth Third Dividend Growth Fund. The Advisor has offered institutional and high net worth clients a dividend growth strategy for more than 15 years. These composites are provided to illustrate the past performance of the Advisor in managing accounts substantially similar to the Fund. These composites do not represent the performance of the Fund. You should not consider this performance data as an indication of future performance of the Fund or of the Advisor.

The annual composite performance was computed by geometrically linking quarterly composite rates of return for periods January 1, 1995 -- December 31, 2001 and monthly composite rates of return thereafter. All returns reflect the deduction of the highest annualized fee applied to the separate accounts (a 0.75% all-inclusive investment management fee). In addition, all returns are net of trading commissions and assume the reinvestment of dividends and capital gains.

The separately managed accounts include institutional separate accounts, collective funds and common funds managed by the Advisor, but do not include retail or personal accounts managed by affiliates of the Advisor. The separately managed accounts were not subject to the same types of expenses to which the Fund is subject, nor to the specific tax restrictions, investment limitations, or diversification requirements imposed on the Fund by the Investment Company Act. Consequently, the performance results for the separately managed accounts could have been adversely affected if the separately managed accounts had been regulated as investment companies under the federal securities laws.

The results presented below may not necessarily equate with the return experienced by any particular investor as a result of timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

The investment results presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Fund. The investment results were not calculated pursuant to the methodology established by the SEC that will be used to calculate the Fund's performance results. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

Dividend Growth Composite and Benchmark Performance Comparison(1)

Fifth Third Dividend Growth Composite vs. S&P 500 Index

   [THE FOLLOWING TABLE WAS DEPICTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                    Dividend Growth             S&P 500
                    Composite                   Index
                    ---------------             -------
                    10000                       10000
1995     Q1         10942.4                     10973.4
         Q2         11589.3                     12021.2
         Q3         12272                       12976.1
         Q4         13061.1                     13757.7
1996     Q1         13592                       14495.8
         Q2         14042.7                     15146.3
         Q3         14864.3                     15614.9
         Q4         15845.3                     16916.4
1997     Q1         16245.8                     17369.8
         Q2         19385.4                     20402
         Q3         20573.9                     21930.3
         Q4         22847.6                     22560.3
1998     Q1         25796.7                     25707.1
         Q2         25671.1                     26555.9
         Q3         24034.4                     23914.6
         Q4         28199.4                     29007.5
1999     Q1         28025.5                     30452.8
         Q2         29181.4                     32599.2
         Q3         26916                       30563.5
         Q4         29068.5                     35111.4
2000     Q1         27548.8                     35916
         Q2         29707.9                     34962.4
         Q3         31668.5                     34623.7
         Q4         34128.4                     31914.5
2001     Q1         30293.5                     28131
         Q2         31116.5                     29777.2
         Q3         29051.8                     25406.6
         Q4         31041.7                     28107.9
2002     Q1         32297.2                     28198.2
         Q2         29309.5                     24420.7
         Q3         26645.1                     20201.7
         Q4         27916.9                     21906.6
2003     Q1         26794.5                     21216.6
         Q2         29100.5                     24482
         Q3         29650.1                     25129.8
         Q4         32548                       28189.7
2004     Q1         32821.6                     28667.5
         Q2         34155.6                     29161.1
         Q3         34013.2                     28616.1
         Q4         36173.1                     31257.4

Average Annual Total Returns
1/1/95 -- 12/31/04

                                  Return
Dividend Growth Composite(1,2)    13.72%
S&P 500 Index(3)                  12.07%

Annual Returns -- Dividend Growth Composite vs. S&P 500 Index
                 1995    1996    1997    1998    1999    2000     2001     2002    2003    2004
Dividend
Growth
Composite(1,2)  30.61%  21.31%  44.19%  23.42%   3.08%  17.40%   -9.04%  -10.06%  16.58%  11.13%
------------------------------------------------------------------------------------------------
S&P 500
Index(3)        37.58%  22.96%  33.36%  28.58%  21.04%  -9.11%  -11.88%  -22.10%  28.68%  10.88%


Average Annual Total Returns(4)  September 2005        AS OF 12/31/04
                                  Year-to-Date   1 Year  5 Years  10 Years
Dividend Growth Composite(1,2)       -4.44%      11.13%    4.47%    13.72%
--------------------------------------------------------------------------
S&P 500 Index(3)                      2.77%      10.88%   -2.30%    12.07%
--------------------------------------------------------------------------


(1) These composites are provided to illustrate the past performance of the Advisor in managing accounts substantially similar to the Dividend Growth Fund. These composites do not represent the performance of the Dividend Growth Fund. You should not consider this performance data as an indication of the future performance of the Dividend Growth Fund or the Advisor.

(2) Performance numbers reflect the deduction of the highest annualized fee applied to the separate accounts (a 0.75% all-inclusive investment management fee). As a result, the performance of the Dividend Growth Composite presented herein will not match the performance of the composite in instances where actual fees are applied.

(3) The S&P 500 Index is a broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks.

(4) Annualized total returns from January 1, 1995 to December 31, 2004. Returns of less than one year are not annualized.

Dividend Growth Strategy

                                                              Specialty Strategy

The Fifth Third Dividend Growth Strategy

o The portfolio management team focuses on five key areas as they implement the Dividend Growth Strategy for clients:

      1. Quantitative screens are conducted to identify high-quality companies that meet market capitalization targets

      2. Dividend and Earnings Rankings are evaluated and the prospect for a continuation of superior earnings and dividend growth is assessed for each company

      3. An extensive analysis of company fundamentals and historical valuations is completed

      4. Risk factors of the portfolio are evaluated and controls are maintained

      5.    A consistent sell strategy is implemented

o A disciplined investment process seeks to provide investors with capital appreciation, less portfolio volatility than the stock market as a whole, and regular income for those investors seeking income

                               KEY AREAS OF FOCUS

o           Quantitative Screens

            Produces a list of stocks that have specific market capitalization requirements and meet the desired financial strength criteria of fund managers

o           Dividend and Earnings Rankings

            FTAM's portfolio management team ranks each company based on the quality of the earnings and dividends, and prospects for increasing dividends

o           Fundamental Analysis

            Portfolio managers evaluate the business model of each company, the quality of management, competitive advantages, historical profitability and securities valuation, and prospects for the future

o           Risk Controls

            Individual portfolio positions and sector allocations are closely monitored to control risk in the portfolio

o           Sell Discipline

            A highly disciplined sell strategy typically results in the sale of the stock when the company experiences a deceleration in earnings or dividend growth, or a change in its dividend policy

                                [GRAPHIC OMITTED]

                                                              Specialty Strategy

                                                        Dividend Growth Strategy

Portfolio Building Process

o The five key areas of focus lead to a disciplined portfolio building process

o Objective quantitative screens reduce the universe of stocks to the 1000 that have a market capitalization greater than $2 billion and high financial strength ratings

o Dividend and earnings screens identify approximately 125-150 companies with the best history of dividend growth and earnings stability

o The portfolio management team performs fundamental analyses to evaluate companies' business models, quality of management, competitive advantages and profitability trends.

o A portfolio of about 35 -- 65 stocks is built based on certain risk controls, including sector exposure and valuations

Quantitative Screen: Monitor List of 1000 Companies

o Identify companies with a market capitalization over $2 billion that meet specific financial strength criteria

Goal: A universe of large-cap and mid-cap companies with a proven history of financial strength

Establish Focus List of 125 -- 150 companies with consistent dividends and earnings histories

o     Conduct S&P dividends and earnings growth screen

o     Analyze dividend history

      -     Must be currently paying dividends

      -     Meet minimum dividend payment frequency requirements

      -     Dividend growth rate must be greater than that of the S&P 500 Index

o     Evaluate company earnings and assess prospects for future growth

Goal: A list of companies with superior historical dividend growth rates relative to the S&P 500 Index and strong earnings growth potential


Fundamental Analysis attempts to identify companies with continued earnings and dividend growth prospects

o     Business model

o     Quality of management

o     Competitive advantages

o     Profitability trends

o     Evaluate Wall Street and In-house analyst research

Goal: A "short list" of high-quality companies, each of which is well positioned against its competitors for superior dividend growth

Select Stocks for the Portfolio

o Select list of stocks with the greatest earnings and dividend growth potential

o Analyze current economic conditions and future prospects by business sector

o     Evaluate and adjust holdings as fundamentals and valuations change

Goal: A portfolio of dividend growth stocks that we believe have the greatest potential to provide capital appreciation and an increasing stream of income to shareholders - appropriately diversified among business sectors

Past performance is no guarantee of future results.

Indexes are unmanaged and investors cannot invest directly in an index. Index returns do not reflect any fees, expenses or sales charges associated with mutual fund investing.

Stocks tend to be more volatile than other types of investments, but generally provide greater return potential.

High Yield Bond Strategy

                                                        High Yield Bond Strategy


Related Performance of the Investment Subadvisor

The table below sets forth data relating to the historical performance of all fee-paying, fully discretionary portfolios managed by Fort Washington Investments Advisors, Inc. ("Fort Washington") with a minimum of $20 million under Fort Washington's management that have investment objectives, policies, strategies and risks substantially similar to those of the High Yield Bond Fund. The portfolios include private accounts, Fort Washington High Yield Investors LLC, a limited liability company, Touchstone Investment Trust High Yield Fund, a mutual fund, and Touchstone Variable Series Trust High Yield Fund, a variable annuity mutual fund. The data is provided to illustrate the past performance of Fort Washington in managing substantially similar portfolios as measured against a specified market index and does not represent the performance of the High Yield Bond Fund. You should not consider this performance data as an indication of future performance of the High Yield Bond Fund or of Fort Washington.

Portfolios in this composite include cash, cash equivalents, investment securities, interest and dividends. Investment performance of segments of balanced portfolios, which are separately managed, are also included in the composite. Cash is maintained, within each separately managed account segment, in accordance with Fort Washington's asset allocation ratio. The U.S. dollar is the base currency. Composite returns are reported net of management fees and transaction costs and include realized and unrealized gains and losses as well as the reinvestment of all dividend and interest income. Trade date accounting is used when calculating performance. Individual portfolio returns are calculated on a daily valuation basis. Prior to January 1, 1997, individual portfolio returns were calculated on a monthly basis using a time-weighted return method. There is no use of leverage or derivatives. The private accounts and limited liability company included in the Subadvisor's composite are not subject to the same types of expenses to which the High Yield Bond Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the High Yield Bond Fund by the 1940 Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Subadvisor's composite could have been adversely affected if the private accounts and limited liability company had been regulated as investment companies under the federal securities laws. A fee of 0.55% was applied to the private accounts and limited liability company in the composite. This represents the highest fee paid at the account level by the private accounts and limited liability company included in the composite. A fee of 1.05% was applied to the mutual fund included in the composite. This represents the actual fee, after applicable fee waivers and/or reimbursements, applied to Class A shares of the mutual fund included in the composite. A fee of 0.80% was applied to the variable annuity mutual fund included in the composite. This represents the actual fee, after applicable fee waivers and/or reimbursements, applied to the variable annuity mutual fund included in the composite, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. Composite performance results would be lower if fee waivers and/or reimbursements were not applied. Composite performance results would be lower if the expenses to which the High Yield Bond Fund is subject were applied. The investment results of the private accounts and limited liability company were not calculated pursuant to the methodology established by the SEC that will be used below to calculate performance results of the High Yield Bond Fund. The use of a methodology different from that used to calculate performance could result in different performance data. All information set forth in the tables relies on data supplied by the Subadvisor or from statistical services, reports or other sources believed by the Subadvisor to be reliable. The benchmark for this composite is the Merrill Lynch High Yield Master Index. This benchmark return includes interest income, but as an unmanaged fixed-income index, it does not include transaction fees (brokerage commissions), and no direct comparison is possible. This benchmark is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. Past Performance is not indicative of future results.

Fort Washington Investment Advisors, Inc. High Yield Bond Composite (Net of Fees) and Benchmark Performance Comparison(1)

High Yield Bond Composite vs. Merrill Lynch High Yield Master

  [THE FOLLOWING TABLE WAS DEPICTED AS A LINE CHART IN THE PRINTED MATERIAL.]

  Date       High Yield Bond Composite    Merill Lynch High Yield Master
1/1/1995            $ 10,000.00                   $ 10,000.00
03/31/95            $ 10,491.28                   $ 10,603.00
06/30/95            $ 10,989.12                   $ 11,275.23
09/30/95            $ 11,294.61                   $ 11,604.47
12/31/95            $ 11,636.99                   $ 11,989.74
03/31/96            $ 11,811.09                   $ 12,164.79
06/30/96            $ 11,826.38                   $ 12,331.44
09/30/96            $ 12,275.49                   $ 12,812.37
12/31/96            $ 12,697.57                   $ 13,315.90
03/31/97            $ 12,828.37                   $ 13,455.71
06/30/97            $ 13,366.78                   $ 14,094.86
09/30/97            $ 13,856.20                   $ 14,645.97
12/31/97            $ 14,108.33                   $ 15,023.83
03/31/98            $ 14,520.72                   $ 15,443.00
06/30/98            $ 14,695.87                   $ 15,702.44
09/30/98            $ 14,405.01                   $ 15,140.29
12/31/98            $ 14,702.43                   $ 15,574.82
03/31/99            $ 15,096.89                   $ 15,743.03
06/30/99            $ 15,087.85                   $ 15,848.51
09/30/99            $ 14,886.94                   $ 15,650.40
12/31/99            $ 14,999.11                   $ 15,819.42
03/31/00            $ 14,723.02                   $ 15,534.67
06/30/00            $ 15,010.32                   $ 15,632.54
09/30/00            $ 15,250.52                   $ 15,845.15
12/31/00            $ 14,447.04                   $ 15,220.85
03/31/01            $ 15,408.40                   $ 16,166.06
06/30/01            $ 15,545.34                   $ 15,960.75
09/30/01            $ 15,260.62                   $ 15,315.94
12/31/01            $ 15,930.60                   $ 16,164.44
03/31/02            $ 16,425.39                   $ 16,481.26
06/30/02            $ 16,275.84                   $ 15,469.31
09/30/02            $ 15,642.66                   $ 14,980.48
12/31/02            $ 16,398.36                   $ 15,979.68
03/31/03            $ 17,317.57                   $ 17,082.28
06/30/03            $ 18,961.56                   $ 18,734.14
09/30/03            $ 19,454.86                   $ 19,208.11
12/31/03            $ 20,396.69                   $ 20,329.86
03/31/04            $ 20,941.31                   $ 20,783.22
06/30/04            $ 20,870.60                   $ 20,600.33
09/30/04            $ 21,796.05                   $ 21,556.18
12/31/04            $ 22,473.27                   $ 22,517.59

Average Annual Total Returns
1/1/95 -- 12/31/04

                                    Return

High Yield Bond Composite            8.43%
Merrill Lynch High Yield Master      8.46%

Annual Returns -- High Yield Bond Composite vs. Merrill Lynch High Yield Master

                 1995   1996   1997  1998  1999   2000   2001   2002   2003   2004
High Yield
Bond
Composite(1,2)  16.37   9.11  11.11  4.21  2.02  -3.68  10.27   2.94  24.38  10.18
----------------------------------------------------------------------------------
Merrill Lynch
High Yield
Master(3)       19.91  11.06  12.82  3.66  1.57  -3.79   6.20  -1.15  27.23  10.76

Average Annual Total Returns(4)

                                                 YTD             AS OF 12/31/04
                                                9/30/05   1 Year   5 Years   10 Years
High Yield Bond Composite (net of fees)(1,2)     2.49%    10.18%    8.42%      8.43%
-------------------------------------------------------------------------------------
Merrill Lynch High Yield Master(3)               2.13%    10.76%    7.32%      8.46%
-------------------------------------------------------------------------------------

(1) The composite is provided to illustrate past performance of Fort Washington in managing private accounts, a limited liability company, a mutual fund, and a variable annuity mutual fund substantially similar to the High Yield Bond Fund. The composite does not represent the performance of the High Yield Bond Fund. You should not consider this performance data as an indication of the future performance of the High Yield Bond Fund or Fort Washington.

(2) Performance numbers reflect the deduction of the highest annualized fee applied to the private accounts and limited liability company (a 0.55% all-inclusive investment management fee), deduction of a 1.05% fee applied to the mutual fund (representing the mutual fund's total operating expenses, after waivers and/or reimbursements), and deduction of a 0.80% fee applied to the variable annuity mutual fund (representing the variable annuity mutual fund's total operating expenses, after waivers and/or reimbursements, but not including the effect of any fees or other expenses of any variable annuity or variable life insurance product). As a result, the performance of the High Yield Bond Fund Composite presented herein will not match the performance of the composite in instances where actual fees are applied.

(3) The Merrill Lynch High Yield Master Index is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market.

(4) Annualized total returns from January 1, 1995 to December 31, 2004. Returns of less than one year are not annualized.

                                                        High Yield Bond Strategy

                                                        High Yield Bond Strategy


The Subadvisor's High Yield Bond Strategy

o The Subadvisor's portfolio management team focuses on five key areas as they implement the High Yield Bond Strategy for clients


      1. Alignment of Risk and Return is used to form the philosophy and process to select the credit types that have had the best historical risk-adjusted return

      2. A Full Market Cycle Orientation is designed to outperform the benchmark over the long term. Excluding the lowest rated issues has historically reduced the volatility of the portfolio, while not inhibiting performance

      3. Industry Bias is used to overweight industries with favorable characteristics and underweight those that are less favorable

      4. Issue Selection identifies bonds that are backed by companies with a strong management, prudent and flexible capital structure and an ability to generate free cash flow

      5.    A consistent and diligent sell strategy is implemented

o A disciplined investment process seeks to achieve a high level of income as its main goal. Capital appreciation is a secondary consideration

                               KEY AREAS OF FOCUS

o           Alignment of Risk and Return

            Assesses the risk-adjusted return for each credit level to determine which level has the best risk-return relationship

o           Full Market Cycle Orientation

            Seeks a portfolio of securities that has the potential to outperform over an entire market cycle, including strong markets, moderate markets, and weak markets. The goal is to manage volatility and provide competitive returns over the long term

o           Industry Bias Analysis

            Identifies and overweights industries that have a history of stable and predictable cash flow, consistent product demand, stable pricing and conservative accounting practices. Typically underweights those with more speculative business models, potential for aggressive accounting practices and cyclical tendencies

o           Individual Security Selection

            Evaluates company management, capital structure, liquidity and income statements to find the securities that managers believe provide the best risk-return relationship

o           Sell Discipline

            Considers selling securities when:

            -     Companies become cash users instead of cash generators

            -     Access to capital becomes questionable

            -     Management adversely alters strategy

            -     Risk-return relationship becomes inappropriate

                               [GRAPHIC OMITTED]

High Yield Bond Strategy

                                                        High Yield Bond Strategy

Portfolio Building Process

o The five key areas of focus lead to a disciplined portfolio building process

o The process narrows the universe of available securities into a group of issues with attractive risk-return relationships

o Initial "top-down" steps manage risk while final "bottom-up" issue selection step provides the potential for outperforming peers and the benchmark


o Rigorous bottom-up security selection is performed by the Subadvisor's team of credit analysts and is the core competency of the process


o Diversification is achieved with portfolios generally holding 90 to 120 securities across multiple industries. The portfolios have an overall emphasis on higher rated securities, which are continuously monitored for any signs of deterioration

o Objective is a return profile that outperforms over a full market cycle and has less volatility

Industry Bias Analysis: Overweight or Underweight Particular Industries

o Identify those sectors that are considered "stable" - predictable cash flows, stable pricing, mature industries, consistent product demand

o Underweight those sectors that have more speculative characteristics - cyclical in nature, aggressive accounting practices, excess volatility

Goal: A universe of below-investment grade securities in "stable" industries

Portfolio Risk Management Analysis

o     Evaluate Macroeconomic and Regulatory Outlook

      - Analyze the macroeconomic and legislative environment, including the outlook for GDP growth, consumer confidence, inflation and anticipated Fed activity

      - Determine if any factors may have an impact on the fixed-income market or specific industries

o     Eliminate unattractive security types

      -     Select issues that meet size and rating criteria

      - Avoid triple-C rated securities because of their inappropriate risk-return trade-off

      - Avoid deferred pay securities, as they tend to be issued by companies that do not generate cash flow

Goal: A universe of securities from the higher quality, more stable segments of the high yield market which have offered the best return for the level of risk

Issue Selection: Rigorous Bottom-Up Credit Selection Process

o     Identify key attributes that contribute to a high risk-return relationship

      -     Solid market position and stable to improving trends

      - Strong asset coverage that can reduce losses in the event of a deteriorating credit profile

      -     Ability to generate cash flow to reduce debt for de-leveraging

      -     Exceptional and accessible management.

o The fixed-income credit analysts research leverage ratios, capital structure, maturity schedules, liquidity and covenant packages

o Utilize external research, including Wall Street research reports, annual reports, 10Ks, and 10Qs


Goal: A portfolio of higher rated, high yield securities that is believed to have a favorable risk return profile and has the potential to outperform over a full market cycle



108

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FUND MANAGEMENT
--------------------------------------------------------------------------------


The management and subadvisory fees, after fee waivers, paid by the Funds for the fiscal year ended July 31, 2006 are as follows:

                                                             AS A PERCENTAGE OF
                                                             AVERAGE NET ASSETS
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND                                              0.70%
--------------------------------------------------------------------------------
MID CAP GROWTH FUND                                                0.80%
--------------------------------------------------------------------------------
QUALITY GROWTH FUND                                                0.80%
--------------------------------------------------------------------------------
LARGE CAP CORE FUND                                                0.70%
--------------------------------------------------------------------------------
EQUITY INDEX FUND                                                  0.10%
--------------------------------------------------------------------------------
BALANCED FUND                                                      0.64%
--------------------------------------------------------------------------------
MICRO CAP VALUE FUND                                               1.00%
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND                                               0.90%
--------------------------------------------------------------------------------
MULTI CAP VALUE FUND                                               1.00%
--------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND                                   0.80%
--------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM                                       0.03%
--------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM                            0.03%
--------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM                                         0.03%
--------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM                          0.03%
--------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM                                     0.03%
--------------------------------------------------------------------------------
STRATEGIC INCOME FUND                                              1.00%
--------------------------------------------------------------------------------
DIVIDEND GROWTH FUND (FORMERLY THE SELECT STOCK FUND)              0.80%
--------------------------------------------------------------------------------
TECHNOLOGY FUND                                                    1.00%
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND 1                                        1.00%
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND 2                                               --
--------------------------------------------------------------------------------
BOND FUND                                                          0.60%
--------------------------------------------------------------------------------
INTERMEDIATE BOND FUND                                             0.55%
--------------------------------------------------------------------------------
SHORT TERM BOND FUND                                               0.50%
--------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND                                          0.44%
--------------------------------------------------------------------------------
MUNICIPAL BOND FUND                                                0.55%
--------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND                                   0.43%
--------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND                                           0.55%
--------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND                                       0.45%
--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND                                            0.40%
--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND                                       0.40%
--------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND                               0.40%
--------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND                                        0.25%
--------------------------------------------------------------------------------


1     The Advisor paid a portion of this fee to the Fund's subadvisor.


2 As of the date of this prospectus, the High Yield Bond Fund has not operated for a full fiscal year, but pays an annual management fee of 0.70% of its average net assets, a portion of which is paid to the Fund's subadvisor.


                                                                             109

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--------------------------------------------------------------------------------

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

FIFTH THIRD ASSET MANAGEMENT, INC.

JOHN E. AUGUSTINE has been portfolio manager for the FIFTH THIRD LIFEMODEL FUNDS SM since their inception in August 2002, and is the Chief Investment Strategist for Fifth Third Asset Management, Inc. He joined Fifth Third Bank in 1998 as a Senior Portfolio Manager for both equity and fixed income clients. Previously, he spent four years with Star Bank as a portfolio manager, three years with Heritage Trust & Asset Management, and two years with IDS Financial Services. He is a member of the Fifth Third Asset Management Investment Policy Committee, Investment Strategy Team, Alternative Investments Team, and has over 15 years of portfolio management experience. He holds the professional designation of Chartered Financial Analyst. Mr. Augustine is a graduate of The Ohio State University and the Midwest Bankers Association Trust School. He is a former president and board member for the Dayton Society of Financial Analysts, is on the University of Dayton - Flyer Investment Advisory Board, and is a part-time business professor in the graduate school at the University of Dayton.


SCOTT A. BILLEADEAU has been the portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since June 2003, of the FIFTH THIRD SMALL CAP GROWTH FUND since February 2005, and of the FIFTH THIRD TECHNOLOGY FUND since November 2003. A Chartered Financial Analyst, Mr. Billeadeau graduated from Princeton University with a degree in Economics. He started his career at IDS/American Express (now Ameriprise) in 1985 as a statistical project analyst. In 1991 he joined Pacific Century Advisers, a subsidiary of Security Pacific Bank (which was subsequently acquired by Bank of America) as a portfolio manger and analyst. In 1994 he assumed management responsibilities for all small and mid cap assets for Bank of America. Mr. Billeadeau joined Nation's Bank's subsidiary Tradestreet Investment Associates, Inc. in 1997 where he was the Director and Senior Portfolio Manager responsible for the mid cap and small cap growth strategies. Mr. Billeadeau joined Investment Advisers, Inc. in July of 1999 and became a principal of Paladin Investment Associates, LLC upon its launch on December 1, 2000. Additionally, in 2000, Scott was elected to the Board of Directors of FactSet Research Systems, a NYSE listed company, where he serves as Chair of the audit committee. Mr. Billeadeau has 20 years of investment experience.

JOHN L. CASSADY III has been the portfolio manager of the FIFTH THIRD BOND FUND and the FIFTH THIRD INTERMEDIATE BOND FUND since November 1999, the FIFTH THIRD U.S. GOVERNMENT BOND FUND since October 2001, and of the FIFTH THIRD BALANCED FUND (fixed income portion) since August 2002. Mr. Cassady is a Senior Portfolio Manager - Taxable Fixed Income for Fifth Third Asset Management, Inc. Prior to joining Fifth Third Asset Management, Inc.'s predecessor, Lyon Street Asset Management, in 1999, Mr. Cassady spent eight years as a portfolio manager for APAM, Inc. Mr. Cassady earned his Chartered Financial Analyst designation in 1999 and has over eighteen years of investment experience, including thirteen years of fixed income portfolio management. He earned his BS in Industrial Management from the Georgia Institute of Technology. He is currently a member of the West Michigan Chapter of the Investment Analysts Society of Chicago.

AMY DENN has been a portfolio manager for the FIFTH THIRD BALANCED FUND (equity portion) since January 13, 2006. Ms. Denn joined Fifth Third Asset Management in March 2003 as Portfolio Manager of Core Strategies. Prior to joining FTAM, she spent thirteen years with Minneapolis-based Investment Advisers, Inc., and then over three years as a portfolio manager with Paladin Investment Associates. Ms. Denn graduated from Minnesota State University, Mankato in 1987 with a BS degree in Business Administration, majoring in Accounting and Finance. Ms. Denn has nine years of investment experience.

JON FISHER has been a portfolio manager for the FIFTH THIRD BALANCED FUND (equity portion) since January 13, 2006. Mr. Fisher is a Portfolio Manager of Core Strategies. Prior to joining FTAM in 2000, he worked for seven years at PNC as a Portfolio Manager and Equity Analyst and subsequently worked for two years at Dain Bosworth as an Equity Analyst. Mr. Fisher has taught courses in Economics and Basic Investments for the Cincinnati Chapter of the American Institute of Bankers, has served as President for the Cincinnati Society of Financial Analysts, and has over 15 years of investment experience. Mr. Fisher graduated from the University of Iowa with a BS degree in Business Administration, majoring in Finance and earned his MBA from the University of Chicago. He earned the Chartered Financial Analyst designation in 1996.

STEVEN E. FOLKER has been the portfolio manager of the FIFTH THIRD QUALITY GROWTH FUND since February 1993, and the co-portfolio manager of the FIFTH THIRD LIFEMODEL FUNDS (SM) since July 2006. Mr. Folker is the Managing Director of Growth Strategies for Fifth Third Asset Management, Inc. and is a Vice President of Fifth Third Bank. He has earned his Chartered Financial Analyst designation, has over twenty-five years of investment experience, and is a member of the Cincinnati Society of Financial Analysts. He earned a BBA in Finance & Accounting and an M.S. - Business in Finance, Investments & Banking from the University of Wisconsin.


110

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--------------------------------------------------------------------------------


MARTIN E. HARGRAVE has been the portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since February 2005, and has been the portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since August 2006. A Chartered Financial Analyst, Mr. Hargrave graduated from the University of Southern California with a Bachelor of Science degree, followed by a Master's degree in Finance from the Anderson School at the University of California, Los Angeles. In 1991, Mr. Hargrave joined Sunkist Growers, Inc. where he was responsible for managing the employee benefits investments, banking relationships and cash management operations. Mr. Hargrave joined Investment Advisers, Inc. in 1996 as an institutional client service representative and in August 2000 he joined their small/mid cap team as a portfolio manager. Mr. Hargrave joined Fifth Third in 2003. Mr. Hargrave has 15 years of investment experience.


JOHN P. HOETING has been the portfolio manager of the Fifth Third taxable money market funds since February 2000 and the portfolio manager of the FIFTH THIRD SHORT TERM BOND FUND since April 2004. Prior to joining Fifth Third Asset Management, Inc. in February 2000, he spent nearly 3 years as a research analyst and money market portfolio manager with Ft. Washington Investment Advisors and its predecessor, Countrywide Investments. Mr. Hoeting has over twelve years of experience as a research analyst and portfolio manager. Mr. Hoeting earned a BS in Finance from the University of Dayton and earned the Chartered Financial Analyst designation in 1997. Mr. Hoeting is a member of AIMR and the Cincinnati Society of Financial Analysts.

ERIC J. HOLMES has been the portfolio manager for the FIFTH THIRD MICRO CAP VALUE FUND since April 2005. Mr. Holmes is the Director of Micro Cap Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third in February 2003, Mr. Holmes accumulated over eight years of experience as an equity analyst for Manning & Napier Advisors and Victory Capital Management. Mr. Holmes received his undergraduate degree in Economics from the State University of New York at Geneseo and his MBA in Finance from Rochester Institute of Technology. He earned the Chartered Financial Analyst designation in 1998 and is a member of the CFA Society of Cleveland.

JAMES R. KIRK has been the portfolio manager of the FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND since August 2002 and of the FIFTH THIRD MULTI CAP VALUE FUND since April 2005. He is a Director of Large Cap Value Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he spent almost three years as the chief investment strategist and manager of a value equity fund for National City Investment Management Co., and then four years as the Chief Investment Officer for National City Bank's Private Investment Advisors Group. Prior to his association with National City, Mr. Kirk was the President and Chief Investment Officer of Society Asset Management, a subsidiary of KeyCorp. Mr. Kirk earned a BA in Economics and an MBA from Case Western Reserve University and has also earned his Chartered Financial Analyst designation. He has accumulated over thirty-three years of investment experience in the capacities of portfolio manager, director of research, and chief investment officer. He is a member of the board of trustees of the Fairview/Lutheran Hospital Foundation and is a member and past president of the CFA Society of Cleveland.

PETER M. KLEIN has been the portfolio manager of the FIFTH THIRD MULTI CAP VALUE FUND since January 2003. Mr. Klein is a Senior Portfolio Manager of Value Strategies for Fifth Third Asset Management, Inc. He spent seven years as an individual and institutional portfolio manager and an equity analyst with Gelfand/Maxus Asset Management, which, prior to its merger with Fifth Third Asset Management, Inc., was a subsidiary of Maxus Investment Group. He has over twenty-three years of experience managing personal, corporate, endowment and Taft-Hartley portfolios. Mr. Klein received his undergraduate degree in Philosophy magna cum laude from John Carroll University and his MBA in Finance from Cleveland State University. He holds the Chartered Financial Analyst designation as well as a Series-7 General Securities Representative license. In addition, he has served as President and Program Chairman for the CFA Society of Cleveland and is a member of the Association for Investment Management and Research.

MARK KOENIG has been the portfolio manager of the FIFTH THIRD LARGE CAP CORE FUND and the FIFTH THIRD EQUITY INDEX FUND since February 2005. He is the Managing Director of Quantitative Strategies for Fifth Third Asset Management, Inc. He has nine years of investment experience and served as the Director of Quantitative Analysis at the National City Investment Management Co. from 1999 - 2004. In this capacity he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995 - 1998, Mr. Koenig was a quantitative analyst with National City Bank, where he was responsible for developing risk analytics to support the bank's fixed-income desk. Previously, he spent ten years as a research engineer at Draper Laboratory, where he specialized in developing guidance, navigation, and control algorithms for spacecraft, aircraft, and underwater vehicles. Mr. Koenig has an M.S. in Computational Finance from Carnegie Mellon University, an M.S. in Electrical Engineering from the University of Arizona, and a B.S. in Aerospace Engineering from the University of Cincinnati. He is a member of the CFA Institute, the CFA Society of Cleveland, and the American Finance Association. He earned the Chartered Financial Analyst designation in 2003.

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--------------------------------------------------------------------------------


JOSEPH W. KREMER has been the portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND since November 2005. Mr. Kremer joined Fifth Third Asset Management in November 2005 as Senior Portfolio Manager of Small Cap Value Strategies. Mr. Kremer previously spent 3 1/2 years with Evergreen Asset Management, a subsidiary of Wachovia Bank, where he was a Regional Investment Manager. Prior to that, he worked for National City for 2 1/2 years, where he was a Senior Investment Officer. He has also worked for M&I Investment Management Corporation, a subsidiary of Marshall & Ilsley Corp. and has run his own investment management firm. Before beginning his investment career, Mr. Kremer was an assistant professor of finance at the University of Notre Dame, where he taught portfolio management and investment theory courses for six years and contributed to academic journals including the JOURNAL OF FINANCIAL AND QUANTITATIVE ANALYSIS AND ADVANCES IN FUTURES AND OPTIONS RESEARCH. He has a Ph.D. in Business Administration with a major in Finance from the University of South Carolina, where his dissertation topic was the pricing of corporate warrants. His other degrees include an M.B.A. from the University of Wisconsin, a B.S. in Accounting and a B.A. in Economics, both CUM LAUDE, from the University of Delaware. He is a CFA charterholder and a CFP.

J. JEFFREY KRUMPELMAN has been the portfolio manager for the FIFTH THIRD DIVIDEND GROWTH FUND and the FIFTH THIRD STRATEGIC INCOME FUND since September 2005. He joined Fifth Third Asset Management, Inc. in August 2005 as the Director of Quality Core Strategies. Previously, Mr. Krumpelman spent six years with INVESCO National Asset Management, where he was a Managing Director and Portfolio Manager and managed three products with over $10 billion in assets. Prior to that, he was a Senior Portfolio Manager for First Union National Bank, where he managed over $300 million in private assets. Mr. Krumpelman graduated from DePauw University with a B.A. in Economics and holds an M.B.A. in Finance from Northwestern University. He earned the Chartered Financial Analyst designation in 1993 and has accumulated over 14 years of investment management experience.

PETER KWIATKOWSKI has been the portfolio manager of the FIFTH THIRD STRATEGIC INCOME FUND since February 2005 and portfolio manager of the FIFTH THIRD DIVIDEND GROWTH FUND since August 2005. He is currently a Portfolio Manager of Income Strategies of Fifth Third Asset Management, Inc. He joined Fifth Third Bank's Treasury Group in August 2001 with responsibility for structured finance/securitizations, investments, balance sheet management, and economic analysis. He moved in May 2003 to Fifth Third's Income Strategies Group, where he is responsible for strategic income, dividend growth, fixed income, and alternative income/quantitative strategies. He spent over two years beginning in April 1999 with Pacific Investment Management Company LLC (PIMCO) in various functions including as a Portfolio Analyst supporting the emerging markets and mortgage strategies. Mr. Kwiatkowski's previous experience includes seven years in real estate. He graduated summa cum laude from California State University at Long Beach with a B. S. in Finance, Real Estate and Law and earned the Chartered Financial Analyst designation in 2002. He is a member of the Cincinnati Society of Financial Analysts.

DAVID R. LUEBKE has been the portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since August 2006, and has been the portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since August 2006. For the four years prior to joining Fifth Third, Mr. Luebke was Vice President and Senior Equity Analyst for Harbor Capital Management and then Fortis Investments, after its acquisition of Harbor, where he was responsible for covering the technology sector for small, mid and large cap stocks. Prior to joining Fortis, Mr. Luebke was Portfolio Manager and Equity Analyst at First American Asset Management and Piper Capital Management. Mr. Luebke graduated with honors (recipient of the Wall Street Journal Achievement Award) from the University of Minnesota with a Bachelor of Science degree in Business Administration. He also has an MBA in Finance from the Carlson School of Management. A Chartered Financial Analyst, Mr. Luebke has 9 years of investment experience and is currently a member of the Boston Society of Security Analysts.

MICHAEL J. MARTIN has been the portfolio manager for the FIFTH THIRD MUNICIPAL BOND FUND and the FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND since November 1997, of the FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND since January 1995, and of the FIFTH THIRD OHIO MUNICIPAL BOND FUND since October 2001. Mr. Martin is the Managing Director of Tax Exempt Fixed Income for Fifth Third Asset Management, Inc. and has over eleven years of experience as a portfolio manager with the Advisor and its predecessor, Lyon Street Asset Management Company. Mr. Martin earned his Chartered Financial Analyst designation in 1993. He earned his BS in Geological Engineering, with honors, from Michigan Technological University in 1983 and his MBA from Michigan State University in 1989.

MARY JANE MATTS has been the portfolio manager of the FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND since July 2005. Prior to joining Fifth Third Asset Management, Inc. in July 2005, she spent 10 years in various functions with National City Bank. Most recently, she was Director of Research for the Wealth Management Group, which includes the Private Client Group and NatCity Investments, a brokerage firm. Prior to that, Ms. Matts managed the Value Team on the institutional side. Before joining National City in 1995, Ms. Matts was the Director of Research at Society Asset Management, now known as Victory Capital Management. She has 18 years of investment experience. She earned a B.A. in Economics, cum laude and with honors, from Kenyon College and an M.B.A. from Case Western Reserve University. Ms. Matts earned the CFA designation in 1991.


112

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--------------------------------------------------------------------------------

MIRKO M. MIKELIC has been a portfolio manager of the FIFTH THIRD BOND FUND since April 2005 and of the FIFTH THIRD U.S. GOVERNMENT BOND FUND since November 2004. Mr. Mikelic joined Fifth Third Asset Management, Inc. as a Senior Analyst - Fixed Income in June 2003. Prior to joining Fifth Third, Mr. Mikelic was an international equity analyst at ReachCapital Management in Harrison, NY and wrote research reports for CCN LLC. Prior to CCN, Mr. Mikelic spent 3 years at Credit Suisse First Boston/DLJ where he was part of the Liability Management desk. Additionally, he worked in a mortgage sales capacity with many of the largest fixed income managers globally. Previous to DLJ, Mr. Mikelic spent two years with Morgan Stanley as a Fixed Income Associate on the Mortgage Research & Trading desks. Mr. Mikelic received a BA degree in Chemistry/Physics at Kalamazoo College as well as a BSEE from Wayne State University. Mr. Mikelic also completed an MA in International Political Economy/Relations and later an MBA in Analytic Finance and Accounting from the University of Chicago. In between his MA and MBA, Mr. Mikelic was a consultant for Information Resources, designing multidimensional OLAP databases.


TED MOORE joined Fifth Third Asset Management, Inc. in August 2006, and has been a co-portfolio manager for the [FIFTH THIRD SMALL CAP GROWTH FUND AND FIFTH THIRD SMALL CAP VALUE FUND] since [November 2006]. Mr. Moore has ten years of investment experience and, prior to joining Fifth Third, he served as an Equity Research Analyst with National City Bank and a small and mid cap stock analyst for both Driehaus Capital Management and Morgan Keegan & Co. Mr. Moore earned a BA in history from Williams College and an M.B.A. in finance from Indiana University. He Chartered Financial Analyst.


DANIEL O'NEILL has been the portfolio manager of the FIFTH THIRD MICRO CAP VALUE FUND since April 2005. Prior to joining Fifth Third Asset Management, Inc., Mr. O'Neill spent four years as an equity analyst focused on the Consumer/Retail sector for DB Advisors, LLC and Granite Capital International Group, LP. Previously, he was a sell-side analyst at Credit Suisse First Boston, where he followed the Leisure Industry for two years. Before attending business school, Mr. O'Neill was an equity analyst at Clarion Management Ltd for four years. Mr. O'Neill received his B.S. in Industrial and Labor Relations from Cornell University and his MBA from Columbia Business School, where he was elected to the Beta Gamma Sigma Honor Society. He earned the Chartered Financial Analyst designation in 1997 and is a member of the Cleveland Society of Security Analysts.

DANIEL C. POPOWICS has been the portfolio manager of the FIFTH THIRD BALANCED FUND (equity portion) since September 2002. He joined Fifth Third Bank in 1999 and is currently an Analyst for Core Strategies with Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he was a manager with Fidelity Investments and then spent four years as a financial analyst with CIGNA Insurance. Mr. Popowics earned the Chartered Financial Analyst designation in 2002. In addition to his Fund duties, Mr. Popowics covers the Consumer Staples, Consumer Discretionary and Health Care industries. Mr. Popowics is a graduate of Duke University and earned an MBA in Finance from Rensselaer Polytechnic Institute.

SARAH M. QUIRK has been the portfolio manager for the FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND, the FIFTH THIRD MUNICIPAL BOND FUND and the FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND since May 1998, and of the FIFTH THIRD OHIO MUNICIPAL BOND FUND since May 2005. Ms. Quirk is a Senior Portfolio Manager of Tax Exempt Fixed Income for Fifth Third Asset Management, Inc. and has over twenty-one years of investment experience. Prior to joining Fifth Third Asset Management, Inc.'s predecessor, Lyon Street Asset Management, in January 1998, Ms. Quirk managed a Michigan municipal money market fund and spent fifteen years in the municipal bond industry as a municipal bond trader. She earned her BS degree in finance in 1979 from Ball State University and her MBA from The University of Notre Dame in 1997.

SUNIL M. REDDY has been the portfolio manager for the FIFTH THIRD TECHNOLOGY FUND since inception in June 2000 and of the FIFTH THIRD QUALITY GROWTH FUND since September 2002. Mr. Reddy is a Senior Portfolio Manager of Large Cap Growth Strategies for Fifth Third Asset Management, Inc. Since 1997, he has been an Equity Analyst covering semiconductor, semiconductor equipment, enterprise hardware and software sectors at Fifth Third Bank. Prior to 1997, he was a portfolio manager at a large Midwestern bank. He earned his Chartered Financial Analyst designation in 1996, has over fourteen years of investment experience, and is a member of the Cincinnati Society of Financial Analysts. Mr. Reddy earned a BS in Electrical Engineering from The Ohio State University and a MBA from Case Western Reserve University.

CHRISTIAN L. RIEDDLE has been a portfolio manager of the FIFTH THIRD BOND FUND, the FIFTH THIRD INTERMEDIATE BOND FUND and the FIFTH THIRD U.S. GOVERNMENT BOND FUND since March 2003. Mr. Rieddle joined Fifth Third Asset Management, Inc. as a Senior Portfolio Manager of Taxable Fixed Income in August 2002. Prior to joining Fifth Third Asset Management, Inc., he spent nearly four years as a Trust Officer and Portfolio Manager with First Indiana Bank. From 1989 through 1998, Mr. Rieddle was an Institutional Portfolio Manager with Bank One and its predecessor institutions. Mr. Rieddle graduated from Indiana University-Bloomington with a B.S. degree in Business in May 1979, and a Masters of Business Administration degree May 1982. Mr. Rieddle earned his Chartered Financial Analyst designation in 1993. Mr. Rieddle is a member of the Association for Investment Management and Research (AIMR), and its local society, the West Michigan Chapter of the Investment Analysts Society of Chicago.

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JAMES E. RUSSELL has been the portfolio manager of the FIFTH THIRD BALANCED FUND
(equity portion) since May 2002. Mr. Russell is the Managing Director of Core Strategies and the Equity Research Director for Fifth Third Asset Management, Inc. Prior to overseeing the equity research department, he spent several years as a portfolio manager in Fifth Third's Personal Trust Department and an equity analyst covering the chemicals, capital goods, and financials sectors. Mr. Russell graduated from Centre College with a BS before going on to obtain his MBA from Emory University. He earned the CFA designation in 1994 and has over fifteen years of investment experience as an analyst, portfolio manager, and fund manager. Mr. Russell is a former member of Centre College's Alumni Board, an active member of Emory University's Business School Advisory Board and a youth baseball coach.


MITCHELL L. STAPLEY has been the portfolio manager of the FIFTH THIRD BALANCED FUND (fixed income portion) since August 2002, of the FIFTH THIRD INTERMEDIATE BOND FUND since November 1992, of the FIFTH THIRD U.S. GOVERNMENT BOND FUND since October 2001, of the FIFTH THIRD SHORT TERM BOND FUND since November 1996, of the FIFTH THIRD BOND FUND since March 1995, of the FIFTH THIRD HIGH YIELD BOND FUND since November 2005, and the co-portfolio manager of the FIFTH THIRD LIFEMODEL FUNDS SM since July 2006. Mr. Stapley, Chief Fixed Income Officer for Fifth Third Asset Management, Inc., is responsible for all fixed income management and trading. Mr. Stapley has been with Fifth Third since December 1988 and has over twenty-two years of portfolio management experience. Prior to joining Fifth Third, Mr. Stapley was Manager of Short Term Investments/Foreign Exchange Exposure at Navistar International Corporation in Chicago, where he was responsible for both investment strategy and implementation and foreign exchange hedging and trading. Prior to joining Navistar, Mr. Stapley served as a Portfolio Manager for William Wrigley Jr. Company in Chicago. He earned the Chartered Financial Analyst designation in 1994 and received his BS degree in Economics and Political Science, with honors, from Albion College in 1981. Mr. Stapley is a member of the Detroit Bond Club and served as President for the Investment Analysts' Society of Chicago-Western Michigan Chapter.

JILL A. THOMPSON has been the portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since July 2005, and has been the portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since August 2006. A Chartered Financial Analyst, Ms. Thompson joined Fifth Third Asset Management in March 2005 as Portfolio Manager on the firm's small and mid cap growth products. Before joining Fifth Third, Ms. Thompson served as co-portfolio manager of KB Growth Advisors' small cap growth product for five years. Prior to that, she was with US Bancorp Piper Jaffray for ten years, where she served as co-portfolio manager of US Bancorp Asset Management/Piper Capital Management's small and mid cap growth products. A Chartered Financial Analyst, Ms. Thompson graduated from St. Cloud State University with a Bachelor of Science in Finance. Ms. Thompson has 17 years of investment experience.


MICHAEL P. WAYTON has been a portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since February 2005. Mr. Wayton is a Portfolio Manager of Quantitative Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third in December 2004, he spent 4 1/2 years as a quantitative analyst for the National City Investment Management Company where he was responsible for the management of the firm's passive assets and the development of quantitative equity models. Prior to that he spent 1 1/2 years in National City's personal trust department. Mr. Wayton earned the Chartered Financial Analyst designation in 2005 and is a member of the CFA Society of Cleveland. Mr. Wayton earned a BSBA in finance from The Ohio State University.


E. KEITH WIRTZ has been the portfolio manager of the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 2003, and the co-portfolio manager of the FIFTH THIRD LIFEMODEL FUNDS (SM) since July 2006. Mr. Wirtz joined Fifth Third Asset Management, Inc. as the President and Chief Investment Officer and Fifth Third Bank as the Chief Investment Officer in March 2003. From 2000 through March 2003, Mr. Wirtz was the President and Chief Executive Officer of Paladin Investment Associates, LLC, an investment management firm. From 1999 to 2000, Mr. Wirtz was the President and Chief Executive Officer of Investment Advisers, Inc., an investment management subsidiary of Lloyds TSB. From 1981 to 1999, Mr. Wirtz held a variety of investment management positions at Bank of America Corp.


DAVID L. WITHROW has been the portfolio manager the FIFTH THIRD SHORT TERM BOND FUND since May 2002 and of the FIFTH THIRD INTERMEDIATE BOND FUND since April 2004. He joined Fifth Third Bank's Investment Advisors Division in 1999 as a senior fixed income portfolio manager for actively managed institutional accounts. Prior to joining Fifth Third, he spent over 10 years as a fixed income portfolio manager with Prime Capital Management. Mr. Withrow graduated from Anderson University and earned a BA in Economics. Mr. Withrow earned his CFA designation in 1993. Mr. Withrow is a member of AIMR and the Cincinnati Society of Financial Analysts.

FUND MANAGEMENT
--------------------------------------------------------------------------------

MORGAN STANLEY INVESTMENT MANAGEMENT INC.

ANN D. THIVIERGE has served as portfolio manager for the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 1995. She joined MSIM in 1986 and became a Managing Director in 1996. She manages over $7 billion in international equities, primarily for institutional accounts. She has been a member of MSIM's asset allocation committee for nine years. Ms. Thivierge received a BA from James Madison College, Michigan State University in International Relations and her MBA from New York University in Finance in 1992. Ms. Thivierge is chair of the investment committee for Lighthouse International and is on the board of Highbridge Voices in the Bronx.

FORT WASHINGTON INVESTMENT ADVISORS, INC.

J. KEVIN SEAGRAVES, CFA, has served as portfolio manager for the FIFTH THIRD HIGH YIELD BOND FUND since its inception in November, 2005. Mr. Seagraves has served as a Senior Credit Analyst for Fixed Income and Credit Research at Fort Washington since 2003. From 1998-2003, Mr. Seagraves was a Senior Analyst at Summit Investment Partners. From 1996-1998, Mr. Seagraves was a Credit Team Leader and Credit Analyst at National City Bank. Mr. Seagraves earned a BS in Finance from Miami University.

BRENDAN M. WHITE, CFA, has served as portfolio manager for the FIFTH THIRD HIGH YIELD BOND FUND since its inception in November, 2005. Mr. White is currently a Managing Director and Senior Portfolio Manager of Fort Washington and was previously a Vice President and Senior Portfolio Manager of Fort Washington. He has worked for Fort Washington since 1993 and has over 15 years of fixed-income management experience. Mr. White holds an MBA from Xavier University and a BS in Finance from The Ohio State University.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds

PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Funds have established policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of the policies and procedures is provided in the Statement of Additional Information. The Funds will publicly disclose their portfolio holdings, as reported on a week-end basis, by posting this information on the Trust's website (www.fifththirdfunds.com), in the section entitled "Annual Reports and Other Information". The schedules will consist of the following information about each security (other than cash positions) held by the Funds as of the relevant week-end: CUSIP number, the name of the issuer, number of shares or aggregate par value held, and the traded market value. This information will be posted on the Tuesday following the relevant week's end, and will remain accessible on the website until the next week's information is posted.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING MONEY MARKET FUND SHARES

The price of Fund shares is based on the Fund's Net Asset Value (NAV), which is calculated by dividing the Fund's net assets by the number of its shares outstanding. The Fund attempts to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

The Fifth Third Michigan Municipal Money Market Fund calculates its NAV at 12 noon. The Fifth Third Government Money Market Fund calculates its NAV at 2 p.m. The Fifth Third Municipal Money Market Fund calculates its NAV at 12 noon and 2 p.m. Fifth Third Prime Money Market Fund calculates its NAV at 4 p.m. All times are Eastern Time. Each Money Market Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

PRICING STOCK AND BOND FUND SHARES

The price of Fund shares is based on the Fund's NAV, which is calculated by dividing the Fund's net assets by the number of its shares outstanding. The value of each portfolio instrument held by the Funds is determined by using market prices, where available, and fair market values. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. There is no guarantee that the value determined for a particular security would be the value realized upon sale of the security. Each Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

ADDITIONAL INFORMATION ABOUT PRICING FUND SHARES

Shares of the Funds are sold through financial intermediaries who have entered into sales agreements with Fifth Third Funds Distributor, Inc., the Funds' Distributor. These financial intermediaries may be authorized to designate other intermediaries to act in this capacity. Orders received prior to the close of the New York Stock Exchange by a financial intermediary that has been authorized to accept orders on the Trust's behalf will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the New York Stock Exchange to the Trust after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The Trustees have approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fund shares. First, when a market quotation is not readily available for a security, the Funds are exposed to the risk that investors may purchase or redeem shares at a net asset value that does not appropriately reflect the value of the underlying securities. The Funds seek to deter and prevent this activity, sometimes referred to as "stale price arbitrage", by the appropriate use of "fair value" pricing of the Funds' portfolio securities. Second, the Funds seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Personnel responsible for detecting short-term trading activity (the "Trading Monitor") in the Funds' shares is responsible for (i) rejecting any purchase or exchange, or (ii) terminating purchase or exchange privileges if, in the judgment of the Trading Monitor, the transaction would adversely affect a Fund or its shareholders. The Funds recognize that the Trading Monitor will not always be able to detect or prevent short-term or other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Funds are open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds, its transfer agent, or other servicing agent. All orders for the Stock Funds, the Asset Allocation Funds, or for the Bond Funds must be received by the Funds or its transfer agent prior to 4:00 p.m. Eastern Time in order to receive that day's NAV. All purchase orders for the Money Market Funds must be received by the Funds' transfer agent on the following schedule (Eastern Time) in order to receive that day's NAV (and in the case of the Fifth Third Municipal Money Market Fund, the NAV calculated at 2 p.m.) and dividends: Fifth Third Michigan Municipal Money Market Fund -- 12 noon; Fifth Third Government Money Market Fund and Fifth Third Municipal Money Market Fund -- 2 p.m.; and Fifth Third Prime Money Market Fund -- 4 p.m. Purchase orders received after those times will be processed on the following business day.

You may purchase Class A, B, C and Advisor shares through broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares ("Dealers"). In order to purchase shares through any financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details.

SHAREHOLDER CONTACT INFORMATION

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time and different trading and exchanging policies. Consult that entity for specific information. Some policy differences may include:

o   minimum investment requirements

o   exchange policies

o   cutoff time for investments

o   redemption fees

If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

The minimum initial investment in Class A shares, Class B shares, Class C shares, or Advisor shares of the Funds offered by this Prospectus is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. The maximum investment for total purchases of Class B shares by a shareholder is $99,999. The maximum investment for total purchases of Class C shares or Advisor shares by a shareholder is $999,999. These limitations on purchases of Class B, Class C and Advisor shares do not apply to retirement plans or omnibus accounts.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The investment limitations described above are for your benefit. They are cumulative and therefore multiple transactions that in total exceed these stated limitations must be disclosed to your investment representative to allow an accurate calculation. It is your responsibility to disclose all your transactions and holdings in the Funds to your investment representative.

SHAREHOLDER INFORMATION

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject cash, third-party checks, starter checks, traveler's checks and credit card convenience checks. Money orders are not accepted. All checks should be made payable to the Fifth Third Funds.

For details, contact the Trust toll-free at 1-800-282-5706 or write to: Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum initial investment.

SYSTEMATIC INVESTMENT PROGRAM

You may make monthly systematic investments in Class A, B, C or Advisor shares of the Funds from your bank account. There is no minimum amount required for initial amounts invested into the Funds. You may elect to make systematic investments on the 1st or the 15th of each month, or both. If the 1st or the 15th of the month is not a day on which the Funds are open for business, the purchase will be made on the following day the Funds are open for business.

AVOID WITHHOLDING TAX

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

      o   Name;

      o   Date of birth (for individuals);

      o Residential or business street address (although post office boxes are still permitted for mailing); and

      o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or other servicing agent. For stock, bond, and asset allocation Funds, all orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold, you will not receive the dividend, if any, declared for that day.

For money market funds, orders to sell shares received by the Fifth Third Funds' transfer agent according to the following schedule will be processed that day and will not be entitled to that day's dividend: Fifth Third Municipal Money Market Fund and Fifth Third Michigan Municipal Money Market Fund -- 12 noon; Fifth Third Government Money Market Fund -- 2 p.m.; and Fifth Third Prime Money Market Fund -- 4 p.m. Orders to sell shares of the Funds received by the Fifth Third Funds' transfer agent after these times will be processed on the following business day and will be entitled to dividends until the processing date.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.

SYSTEMATIC WITHDRAWAL PLAN

You may make automatic withdrawals on a monthly, quarterly or annual basis on the first day of that period that the Funds are open for business. The minimum required balance is $10,000 and the minimum withdrawal amount is $100.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund's net asset value if that amount is less than $250,000), the Funds reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.

REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT--SHARES PURCHASED BY CHECK

When you have made your investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.


You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


INSTRUCTIONS FOR EXCHANGING SHARES


For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.

NOTES ON EXCHANGES

In order to prevent excessive short-term or other abusive trading practices, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference. +

Shares of the new Fund must be held in the same account name, with the same registration and tax identification numbers, as the shares of the old Fund.


The Exchange Privilege may be changed or eliminated at any time.


The Exchange Privilege is available only in states where shares of the Funds may be sold.


All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

+ Fifth Third has agreed to waive the sales load for former Kent Fund shareholders and for shareholders who owned Advisor shares of any Fifth Third Fund prior to August 1, 2005.


AUTOMATIC EXCHANGE PROGRAM--PRIME MONEY MARKET FUND'S CLASS B SHARES ONLY

You can use the Funds' Automatic Exchange feature to purchase Class B shares of the Funds at regular intervals through regular, automatic redemptions from your Fifth Third Fund account. Shareholders investing directly in Class B shares of the Fund, as opposed to Shareholders obtaining Class B shares of the Fund upon exchange of Class B shares of any of the other Funds will be requested to participate in the Automatic Exchange Program and to set the time and amount of their regular, automatic withdrawal in such a way that all of the Class B shares have been withdrawn from the Fund within two years of purchase. To participate in the Automatic Exchange Program invest a minimum of $10,000 in the Fund and $1,000 in the Fund whose shares you are buying. To add the Automatic Exchange Program to your account or to change or terminate the Automatic Exchange instructions on an existing account, contact Fifth Third Securities, Inc. or your financial institution.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTION ARRANGEMENTS/SALES CHARGES FOR STOCK, BOND AND MONEY MARKET FUNDS
--------------------------------------------------------------------------------

Class A shares, Class B shares, Class C shares, and Advisor shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you. When purchasing shares, you must specify which class of shares you wish to purchase.



                               CLASS A                     CLASS B                       CLASS C                     ADVISOR
------------------------------------------------------------------------------------------------------------------------------------
CHARGE (LOAD)          Front-end sales charge     No front-end sales charge.    No front-end sales charge.    Front-end sales charge
                       (not applicable to money   A contingent deferred         A contingent deferred         (not applicable to
                       market funds); reduced     sales charge (CDSC) will      sales charge (CDSC) will      money market funds);
                       sales charges available.   be imposed on shares          be imposed on shares          reduced sales charges
                                                  redeemed within 6 years       redeemed within 12            available.
                                                  after purchase.               months after purchase.

------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE   Subject to annual          Subject to annual             Subject to annual             Subject to annual
   (12B-1) FEE         distribution and           distribution and              distribution and              distribution and
                       shareholder servicing      shareholder servicing fees    shareholder servicing fees    shareholder servicing
                       fees of up to 0.25%        of up to 1.00% of the         of up to 0.75% of the         fees of up to 0.50% of
                       of the Fund's assets.      Fund's assets.                Fund's assets. (Also          the Fund's assets.
                                                                                subject to a non-12b-1
                                                                                fee for shareholder
                                                                                servicing of up to 0.25%
                                                                                of the Fund's assets.)
------------------------------------------------------------------------------------------------------------------------------------
FUND EXPENSES          Lower annual expenses      Higher annual expenses        Higher annual expenses        Higher annual expenses
                       than Class B, C            than Class A shares.          than Class A shares.          than Class A shares.
                       and Advisor shares.
------------------------------------------------------------------------------------------------------------------------------------
CONVERSION             None                       Converts to Class A           None                          None
                                                  shares after 8 years.
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM PURCHASE       None                       $99,999                       $999,999                      $999,999
  AMOUNT
------------------------------------------------------------------------------------------------------------------------------------


SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

Fifth Third Funds (the "Trust") offers shares of certain classes of the following Funds:


FUND                                          CLASS A        CLASS B        CLASS C         ADVISOR
-----------------------------------------------------------------------------------------------------
Small Cap Growth Fund                            X              X              X               X
-----------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                              X              X              X               X
-----------------------------------------------------------------------------------------------------
Quality Growth Fund                              X              X              X               X
-----------------------------------------------------------------------------------------------------
Large Cap Core Fund                              X              X              X               X
-----------------------------------------------------------------------------------------------------
Equity Index Fund                                X              X              X               X
-----------------------------------------------------------------------------------------------------
Balanced Fund                                    X              X              X               X
-----------------------------------------------------------------------------------------------------
Micro Cap Value Fund                             X              X              X               X
-----------------------------------------------------------------------------------------------------
Small Cap Value Fund                             X              X              X               X
-----------------------------------------------------------------------------------------------------
Multi Cap Value Fund                             X              X              X               X
-----------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund                 X              X              X               X
-----------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund SM                     X              X              X               X
-----------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund SM          X              X              X               X
-----------------------------------------------------------------------------------------------------
LifeModel Moderate Fund SM                       X              X              X               X
-----------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund SM        X              X              X               X
-----------------------------------------------------------------------------------------------------
LifeModel Conservative Fund SM                   X              X              X               X
-----------------------------------------------------------------------------------------------------
Strategic Income Fund                            X              X              X               X
-----------------------------------------------------------------------------------------------------
Dividend Growth Fund                             X              X              X               X
-----------------------------------------------------------------------------------------------------
Technology Fund                                  X              X              X               X
-----------------------------------------------------------------------------------------------------
International Equity Fund                        X              X              X               X
-----------------------------------------------------------------------------------------------------
High Yield Bond Fund                             X              X              X               X
-----------------------------------------------------------------------------------------------------
Bond Fund                                        X              X              X               X
-----------------------------------------------------------------------------------------------------
Intermediate Bond Fund                           X              *              X               X
-----------------------------------------------------------------------------------------------------
Short Term Bond Fund                             X                             X               X
-----------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                        X                             X               X
-----------------------------------------------------------------------------------------------------
Municipal Bond Fund                              X              X              X               X
-----------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund                 X              *              X               X
-----------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                         X              X              X               X
-----------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                     X              X              X               X
-----------------------------------------------------------------------------------------------------
Prime Money Market Fund                          X              X              X               X
-----------------------------------------------------------------------------------------------------
Government Money Market Fund                     X
-----------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund             X
-----------------------------------------------------------------------------------------------------
Municipal Money Market Fund                      X
-----------------------------------------------------------------------------------------------------


* Class B shares are closed for purchases to all investors with no exceptions. Shareholders of Class B shares of any Fifth Third Fund are not permitted to exchange such shares for Class B shares of the Fifth Third Intermediate Bond Fund or the Fifth Third Intermediate Municipal Bond Fund.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

CALCULATION OF SALES CHARGES
CLASS A SHARES

Class A shares are sold at their public offering price. This price includes the initial sales charge (except the Money Market Funds, which do not impose a sales charge). Therefore, part of the money you send to the Funds will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:


                                                  EQUITY FUNDS                          SELECTED BOND FUNDS 3
----------------------------------------------------------------------------------------------------------------------
                                     SALES CHARGE                              SALES CHARGE
                                         AS A         CHARGE                       AS A         CHARGE
                                         % OF         AS A %                       % OF         AS A %
                                       OFFERING      OF YOUR       DEALER        OFFERING      OF YOUR       DEALER
                                        PRICE       INVESTMENT   REALLOWANCE      PRICE       INVESTMENT   REALLOWANCE
----------------------------------------------------------------------------------------------------------------------
LESS THAN $50,000                       5.00%         5.26%         4.50%         3.50%         3.63%         3.00%
----------------------------------------------------------------------------------------------------------------------
$50,000 BUT LESS THAN $100,000          4.50%         4.71%         4.00%         3.00%         3.09%         2.60%
----------------------------------------------------------------------------------------------------------------------
$100,000 BUT LESS THAN $250,000         3.50%         3.63%         3.00%         2.50%         2.56%         2.10%
----------------------------------------------------------------------------------------------------------------------
$250,000 BUT LESS THAN $500,000         2.50%         2.56%         2.10%         2.00%         2.04%         1.70%
----------------------------------------------------------------------------------------------------------------------
$500,000 BUT LESS THAN $1,000,000       2.00%         2.04%         1.70%         1.50%         1.52%         1.25%
----------------------------------------------------------------------------------------------------------------------
$1,000,000 OR MORE 1                    0.00%         0.00%           -- 2        0.00%         0.00%           -- 2
----------------------------------------------------------------------------------------------------------------------

                                                OTHER BOND FUNDS
----------------------------------------------------------------------------
                                     SALES CHARGE
                                         AS A         CHARGE
                                         % OF         AS A %
                                       OFFERING      OF YOUR       DEALER
                                        PRICE       INVESTMENT   REALLOWANCE
----------------------------------------------------------------------------
LESS THAN $50,000                       4.75%         4.99%         4.25%
----------------------------------------------------------------------------
$50,000 BUT LESS THAN $100,000          4.50%         4.71%         3.75%
----------------------------------------------------------------------------
$100,000 BUT LESS THAN $250,000         3.50%         3.63%         3.00%
----------------------------------------------------------------------------
$250,000 BUT LESS THAN $500,000         2.50%         2.56%         2.10%
----------------------------------------------------------------------------
$500,000 BUT LESS THAN $1,000,000       2.00%         2.04%         1.70%
----------------------------------------------------------------------------
$1,000,000 OR MORE 1                    0.00%         0.00%           -- 2
----------------------------------------------------------------------------


1 If you purchase $1,000,000 or more of Class A shares and do not pay a sales charge, and you sell any of these shares before the eighteen month anniversary of purchase, you will pay a 1% CDSC on the portion redeemed at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time). The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive its customary sales commission.

2 With respect to dealer reallowance amounts applicable to purchases of $1,000,000 or more, such amounts differ for certain funds as detailed in the statement of additional information under the section entitled, "Payments to Dealers." Please refer to the statement of additional information for the specific details.


3 "Selected Bond Funds" include the Short Term Bond Fund, Intermediate Bond Fund and Intermediate Municipal Bond Fund.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

CLASS B SHARES

Class B shares are offered at NAV, without any up-front sales charge. Therefore, all of the money that you send to the Funds is used to purchase Fund shares. If you sell your Class B shares before the end of the sixth year after purchase, however, you will pay a contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Class B shares are subject to the following CDSC schedule:


                                                                  % OF NAV (AT TIME OF PURCHASE OR SALE
  YEAR OF REDEMPTION AFTER PURCHASE                                 IF LOWER) DEDUCTED FROM PROCEEDS
--------------------------------------------------------------------------------------------------------
DURING THE FIRST YEAR                                                              5%
--------------------------------------------------------------------------------------------------------
DURING THE SECOND YEAR                                                             4%
--------------------------------------------------------------------------------------------------------
DURING THE THIRD OR FOURTH YEARS                                                   3%
--------------------------------------------------------------------------------------------------------
DURING THE FIFTH YEAR                                                              2%
--------------------------------------------------------------------------------------------------------
DURING THE SIXTH YEAR                                                              1%
--------------------------------------------------------------------------------------------------------
DURING THE SEVENTH OR EIGHTH YEARS                                                 0%
--------------------------------------------------------------------------------------------------------


CLASS C SHARES

Class C shares are offered at NAV, without any up-front sales charge. Therefore, all the money you send to the Funds is used to purchase Fund shares. If you sell your Class C shares before the first anniversary of purchase, however, you may pay a 1% contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

ADVISOR SHARES

The price of Advisor shares includes the initial sales charge (except the Prime Money Market Fund, which does not impose a sales charge). Therefore, part of the money you send to the Funds will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates for the Short Term Bond Fund, the Intermediate Bond Fund and the Intermediate Municipal Bond Fund are as follows:


                                             SALES CHARGE AS A %      CHARGE AS A %
                                              OF OFFERING PRICE     OF YOUR INVESTMENT    DEALER REALLOWANCE
-------------------------------------------------------------------------------------------------------------
LESS THAN $50,000                                   2.00%                 2.04%                 1.70%
-------------------------------------------------------------------------------------------------------------
$50,000 BUT LESS THAN $100,000                      1.50%                 1.52%                 1.25%
-------------------------------------------------------------------------------------------------------------
$100,000 BUT LESS THAN $250,000                     1.25%                 1.27%                 1.00%
-------------------------------------------------------------------------------------------------------------
$250,000 BUT LESS THAN $500,000                     1.00%                 1.01%                 0.85%
-------------------------------------------------------------------------------------------------------------
$500,000 TO $999,999                                0.50%                 0.50%                 0.40%
-------------------------------------------------------------------------------------------------------------
$1,000,000 OR MORE                              Not available         Not available         Not available
-------------------------------------------------------------------------------------------------------------


The current sales charge rates for all other Fifth Third Funds (except for the Prime Money Market Fund) are as follows:


                                             SALES CHARGE AS A %      CHARGE AS A %
                                              OF OFFERING PRICE     OF YOUR INVESTMENT    DEALER REALLOWANCE
-------------------------------------------------------------------------------------------------------------
LESS THAN $50,000                                   3.25%                 3.36%                 2.90%
-------------------------------------------------------------------------------------------------------------
$50,000 BUT LESS THAN $100,000                      2.75%                 2.83%                 2.40%
-------------------------------------------------------------------------------------------------------------
$100,000 BUT LESS THAN $250,000                     2.00%                 2.04%                 1.70%
-------------------------------------------------------------------------------------------------------------
$250,000 BUT LESS THAN $500,000                     1.25%                 1.27%                 1.00%
-------------------------------------------------------------------------------------------------------------
$500,000 TO $999,999                                1.00%                 1.01%                 0.85%
-------------------------------------------------------------------------------------------------------------
$1,000,000 OR MORE                              Not available         Not available         Not available
-------------------------------------------------------------------------------------------------------------


SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGE REDUCTIONS - CLASS A AND ADVISOR SHARES


The Funds offer reduced sales charges on Class A and Advisor shares under certain circumstances, as defined below. To calculate the sales charge applicable to your net purchase of Advisor shares, you may aggregate your investment with the greater of the current market value or amount purchased of any shares of any Fifth Third Fund (Market Funds) held in your account or accounts listed under "Combination Privilege" below.

--------------------------------------------------------------------------------
AS AN INVESTOR, IT IS YOUR RESPONSIBILITY TO DISCLOSE TO YOUR INVESTMENT REPRESENTATIVE ALL OF YOUR MUTUAL FUND HOLDINGS TO ENSURE THAT YOU RECEIVE ALL SALES CHARGE REDUCTIONS TO WHICH YOU ARE ENTITLED.
--------------------------------------------------------------------------------

      o LETTER OF INTENT. You inform the Fund in writing that you intend to purchase at least $50,000 of Class A or Advisor shares (excluding money market fund shares) over a 13-month period to qualify for a reduced sales charge. You must include at least 5.00% of the total amount you intend to purchase with your Letter of Intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. A Letter of Intent may be backdated up to 90 days to include previous purchases for determining your sales charge. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

      o RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, any additional investment will qualify for the reduced sales charge. To determine whether the sale charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Funds must be held in the following types of accounts:
          (i) individual or joint accounts; (ii) retirement accounts (IRA's, 401(k)'s, etc.); or (iii) other accounts owned by the same shareholder (determined by tax ID) or other shareholders eligible under the Combination Privilege defined below.

      o COMBINATION PRIVILEGE. Combine accounts of multiple funds (excluding Class A and Advisor shares of the Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

In order to obtain a sales charge reduction you must provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. It may be necessary to provide information or records regarding shares of the Funds held in: (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).


Information regarding the Funds' sales charge reduction program can also be obtained free of charge on the Funds' web-site: www.53.com.

SALES CHARGE WAIVERS
CLASS A SHARES

The following transactions qualify for waivers of sales charges that apply to Class A shares:


      o Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Advisor or its affiliates or invested in any Fifth Third Fund.


      o Shares purchased for trust or other advisory accounts established with the Advisor or its affiliates.


      o Shares purchased by current and retired directors, trustees, employees, and immediate family household members (spouse and children under 21) of the Advisor and its affiliates, and any organization that provides services to the Funds; current and retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Advisor or the Administrator belongs.


      o Shares purchased in connection with 401(k) plans, 403(b) plans and other employer-sponsored Qualified Retirement Plans, "wrap" type programs, non-transactional fee fund programs, and programs offered by fee-based financial planners and other types of financial institutions (including omnibus service providers).

      o   Shares purchased by former Kent Fund Investment Class shareholders.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

CLASS B SHARES

The CDSC will be waived under certain circumstances, including the following:


      o Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 70 1/2.


      o Redemptions from accounts following the death or disability of the shareholder.

      o Investors who purchased through a participant directed defined benefit plan.

      o   Returns of excess contributions to certain retirement plans.

      o Distributions of less than 12% of the annual account value under the Systematic Withdrawal Plan.

      o Shares issued in a plan of reorganization sponsored by Fifth Third Bank, or shares redeemed involuntarily in a similar situation.


      o Shares issued for sweep accounts when a sales commission was not paid at the time of purchase. In this case, the maximum purchase amount is waived also.


CLASS C SHARES


The CDSC will be waived for shares purchased as part of an agreement whereby an organization agrees to waive their customary sales commission.


ADVISOR SHARES

The following transactions qualify for waivers of sales charges that apply to Advisor shares:

      o Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Advisor or its affiliates or invested in any Fifth Third Fund.

      o Shares purchased for trust or other advisory accounts established with the Advisor or its affiliates.

      o Shares purchased by current and retired directors, trustees, employees, and immediate family household members (spouse and children under 21) of the Advisor and its affiliates and any organization that provides services to the Funds; current and retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Advisor or the Administrator belongs.

      o Shares purchased in connection with 401(k) plans, 403(b) plans and other employer-sponsored Qualified Retirement Plans, "wrap" type programs, non-transactional fee fund programs, and fee-based programs offered by financial planners and other types of financial institutions (including omnibus service providers).

      o Shares purchased by shareholders who owned Advisor shares of any Fifth Third Fund prior to August 1, 2005.

ADDITIONAL INFORMATION ABOUT SALES CHARGES


Current information regarding each Fund's sales charges and breakpoint discounts is available by hyperlink on the Funds' Web site at www.53.com.


REINSTATEMENT PRIVILEGE


If you have sold Class A shares or Advisor shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTION/SERVICE (12B-1) FEES FOR ALL FUNDS


12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of the Fund's shares and/or for providing shareholder services. In particular, for Class B, Class C and Advisor shares, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.


The 12b-1 fees vary by share class as follows:

      o Class A shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the applicable Fund, which the Distributor may use for shareholder servicing and distribution.

      o Class B shares pay a 12b-1 fee at an annual rate of up to 1.00% of the average daily net assets of the applicable Fund. The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.


      o Class C shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the applicable Fund, which the Distributor may use for distribution. The higher 12b-1 fee on Class C shares, together with the CDSC help to defray the Distributor's costs of advancing brokerage commissions to investment representatives, allowing for these shares to be sold without an "upfront" sales charge.


      o Advisor shares may pay a 12b-1 fee at an annual rate of up to 0.50% of the average daily net assets of the applicable Fund, which the Distributor may use for shareholder servicing and distribution.

Please note that Class C shares pay a non-12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the applicable Fund.

Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

While Class B and Class C shares do not have any front-end sales charges, their higher ongoing annual expenses (due to higher 12b-1 fees) mean that over time Class B and Class C shareholders could end up paying more for these shares than if such shareholders would have purchased Class A or Advisor shares and paid a front-end sales charge.

--------------------------------------------------------------------------------
YOUR FINANCIAL INTERMEDIARY MAY NOT SELL SHARES IN ALL CLASSES OF THE FUNDS OR MAY SELL CLASSES THAT ARE MORE EXPENSIVE TO YOU AS COMPENSATION OR REIMBURSEMENT FOR DIFFERING LEVELS OF SERVICING OR EXPENSES ASSOCIATED WITH YOUR ACCOUNT. THE FUNDS CANNOT BE RESPONSIBLE FOR ENSURING THAT YOUR FINANCIAL INTERMEDIARY IS PLACING YOU IN THE MOST APPROPRIATE CLASS OF SHARES AS WE ARE NOT PRIVY TO DETAILS OF YOUR ACCOUNT AND ARE UNABLE TO MAKE A DETERMINATION AS TO WHICH CLASS IS MOST SUITABLE. YOU SHOULD DISCUSS ALL COMPENSATION WITH YOUR FINANCIAL INTERMEDIARY AND BE AWARE OF HOW YOUR ACCOUNT MIGHT BE AFFECTED.
--------------------------------------------------------------------------------

CONVERSION TO CLASS A SHARES

Class B shares convert automatically to Class A shares 8 years after purchase. After conversion, the 12b-1 fees applicable to your shares are reduced from 1.00% to 0.25% of the average daily net assets.

DEALER COMPENSATION AND INCENTIVES

The Distributor pays Dealers selling Class A or Advisor shares a one-time concession at the time of sale ("Concession") equal to the "Dealer Reallowance" set forth in the sales load schedule under "Calculation of Sales Charges - Class A Shares" and "Calculation of Sales Charges - Advisor Shares." Additionally, Dealers receive monthly ongoing compensation of up to 0.25% and 0.50% per year, respectively, of the net asset value of the Class A and Advisor shares owned by their customers as compensation for servicing such shareholders' accounts. The Distributor may pay Dealers a finders fee on purchases of Class A shares exceeding $1,000,000, as described in the Statement of Additional Information.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The Distributor pays Dealers selling Class B shares a Concession equal to 4% of the purchase amount. Additionally, Dealers receive monthly ongoing compensation of up to 0.25% per year of the net asset value of the Class B shares owned by their customers as compensation for servicing such shareholders' accounts.

The Distributor pays Dealers selling Class C shares a Concession equal to 1% of the purchase amount. Additionally, during the first 18 months following each sale, Dealers receive monthly ongoing compensation of up to 0.25% per year of the net asset value of such Class C shares for servicing such shareholders' accounts. Thereafter, dealers receive quarterly ongoing compensation of 1.00% per year of such Class C shares (0.25% per year for servicing the shareholder accounts, and 0.75% per year as additional reallowance or concession).

With respect to Class A, Class B, Class C and Advisor shares, no Concession is paid on shares issued in connection with reinvestments of dividends and capital gains distributions.

In addition, the Distributor and the Advisor or their affiliates, in their sole discretion and out of their own assets, may pay additional amounts to Dealers in connection with the marketing and sale of Fund shares.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions. Dividends are higher for Class A shares than for Class B shares, Class C shares or Advisor shares, because Class A shares have lower operating expenses than Class B shares, Class C shares or Advisor shares.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are DECLARED DAILY AND PAID MONTHLY by the following Funds:
Fifth Third Strategic Income Fund, Fifth Third Prime Money Market Fund, Fifth Third Government Money Market Fund, Fifth Third Michigan Municipal Money Market Fund, and Fifth Third Municipal Money Market Fund.

Dividends, if any, are DECLARED AND PAID MONTHLY by the following Funds: Fifth Third High Yield Bond Fund, Fifth Third Bond Fund, Fifth Third Intermediate Bond Fund, Fifth Third Short Term Bond Fund, Fifth Third U.S. Government Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Intermediate Municipal Bond, Fifth Third Ohio Municipal Bond Fund, and Fifth Third Michigan Municipal Bond Fund.

Dividends, if any, are DECLARED AND PAID QUARTERLY by the following Funds: Fifth Third Mid Cap Growth Fund, Fifth Third Quality Growth Fund, Fifth Third Large Cap Core Fund, Fifth Third Equity Index Fund, Fifth Third Balanced Fund, Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund, Fifth Third Disciplined Large Cap Value Fund, Fifth Third LifeModel Aggressive Fund SM, Fifth Third LifeModel Moderately Aggressive Fund SM, Fifth Third LifeModel Moderate Fund SM, Fifth Third LifeModel Moderately Conservative Fund SM, Fifth Third LifeModel Conservative Fund SM, Fifth Third Dividend Growth Fund, and Fifth Third Technology Fund.

Dividends, if any, are DECLARED AND PAID ANNUALLY by the following Funds: Fifth Third Small Cap Growth Fund, Fifth Third Small Cap Value Fund and Fifth Third International Equity Fund.

Capital gains, if any, are distributed at least annually.

As discussed in detail in the Statement of Additional Information, if a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares. The Fifth Third Strategic Income Fund is particularly susceptible to this possibility because it may, at times in its discretion, pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the Fund to maintain a more stable level of distributions. As a result, the dividend paid by the Fund to shareholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders.

EXPENSES
--------------------------------------------------------------------------------

The expenses for investing in funds of funds, like the LifeModel Funds SM, are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a fund of funds indirectly pay a portion of the fees and expenses charged at the underlying fund level. To lessen the impact of expenses incurred at the underlying fund level, the LifeModel Funds SM invest in Institutional shares of the underlying funds, which are not subject to any sales charge or distribution/service (12b-1) fees.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

TAXATION OF DISTRIBUTIONS


Each Fund expects to distribute substantially all of its investment income (including net realized capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or reinvested in additional shares. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the Shareholder and Fund level. The fixed income funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income. An Asset Allocation Fund will not be able to offset gains realized by one Fund in which it invests against losses realized by another Fund in which it invests until it disposes of shares of the Fund that realized such losses. The use of a fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders and increase the amount of taxes payable by shareholders. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.


FOREIGN INVESTMENTS


If a Fund invests in foreign securities, please note that investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source which may decrease the yield of such investments. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduce tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of the Fund's assets to be invested within various countries is unknown. However, Fifth Third International Equity Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

Fifth Third International Equity Fund intends to qualify so as to be eligible to elect to "pass through" to its shareholders foreign income taxes that it pays. If Fifth Third International Equity Fund makes that election, a shareholder must include its share of those taxes in gross income as a distribution from the Fund and will be allowed to claim a credit (or a deduction, if that shareholder itemizes deductions) for such amounts on its U.S. federal income tax return, subject to certain limitations. In general, shareholders in other Funds investing in foreign securities will not be entitled to claim a credit or deduction for foreign taxes on their U.S. federal income tax returns. There are, some exceptions, however. Shareholders should consult their tax advisors for more information with respect to their individual circumstances.

In addition, foreign investment may prompt a Fund to distribute ordinary income more frequently or in greater amounts than purely domestic funds, which could increase a shareholder's tax liability.


ADDITIONAL TAX INFORMATION FOR FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND, FIFTH THIRD OHIO MUNICIPAL BOND FUND, FIFTH THIRD MUNICIPAL BOND FUND, FIFTH THIRD INTERMEDIATE MUNICIPAL BOND, FIFTH THIRD MICHIGAN MUNICIPAL MONEY MARKET FUND, AND FIFTH THIRD MUNICIPAL MONEY MARKET FUND ("MUNICIPAL SECURITIES FUNDS").


If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is exempt from federal income tax, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes but may be subject to federal alternative minimum tax and state and local taxes. Exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, include exempt-interest dividends, received by a shareholder. Shareholders who receive Social Security or Railroad Retirement benefits should consult their tax advisors to determine what effect, if any, an investment in the Funds may have on the federal taxation of their benefits.


Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent a Fund invests in those securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities.


Distributions, if any, derived from net capital gains will generally be taxable to shareholders as long-term capital gains. The "Municipal Securities Funds" may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income and any distributions of short-term capital gains will be taxable to shareholders as ordinary income.

The Municipal Securities Funds may invest as much as 100% of their assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax.


Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Securities Funds generally will not be deductible for federal income tax purposes.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

Dividends from Fifth Third Ohio Municipal Bond Fund representing interest on obligations held by that Fund which are issued by the State of Ohio, political or governmental subdivisions thereof as defined in Section 5709.76(D)(10) of the Ohio Revised Code, or nonprofit corporations authorized to issue public securities for or on behalf of Ohio or a subdivision or agencies or instrumentalities of Ohio or its political subdivisions ("Ohio Obligations") are exempt from Ohio personal income tax as well as Ohio municipal or school district income taxes. Corporate shareholders that are subject to the Ohio corporation franchise tax may exclude such dividends from the Fund from the net income base of the Ohio corporation franchise tax.

Distributions with respect to shares of the Fifth Third Ohio Municipal Bond Fund properly attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to Ohio personal income tax, the Ohio commercial activity tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources generally will not be exempt from Ohio personal income tax, municipal or school district income taxes in Ohio or the net income base of the Ohio corporation franchise tax.


Although the Fund distributions described above attributable to interest on, and any profit from the sale, exchange or other disposition of, Ohio Obligations are excludable from the net income base of the Ohio corporation franchise tax, the value of all Fund shares may be included in the net worth base of the Ohio corporation franchise tax.


This discussion of Ohio taxes assumes that the Fifth Third Ohio Municipal Bond Fund will continue to qualify as a regulated investment company under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of the Fund consists of Ohio Obligations or similar obligations of other states or their subdivisions.

Because the Fifth Third Michigan Municipal Money Market Fund and the Michigan Municipal Bond Fund intend to invest substantially all of their assets in tax-exempt obligations of the State of Michigan or its political subdivisions, shareholders who are subject to Michigan state income tax will generally not be subject to tax on dividends paid by these Funds to the extent that the dividends are attributable to interest income from these obligations. Shareholders should consult their tax advisors regarding the tax status of distributions in their state and locality.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


This is a brief summary of certain income tax consequences relating to an investment in the Funds. The Statement of Additional Information provides further details regarding taxation. Shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.


ADDITIONAL COMPENSATION TO SERVICING AGENTS


The Advisor and/or its affiliates may pay amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing related services, or access advantages to the Funds, including, for example, presenting the Funds on "approved" or "select" lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Advisor and/or its affiliates may pay amounts from their own assets for services provided and costs incurred by third parties that are of a type that would typically be provided or incurred directly by Fifth Third Funds' transfer agent. The Fifth Third Funds also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Funds has been audited by ________________. ________________'s report, along with the Funds' financial statements, is incorporated by reference in the SAI, which is available upon request.

ADDRESSES
--------------------------------------------------------------------------------



Fifth Third Funds                                               Fifth Third Funds
Stock and Bond Mutual Funds                                     3435 Stelzer Road
Asset Allocation Funds                                          Columbus, Ohio 43219
Money Market Mutual Funds
Class A Shares
Class B Shares
Class C Shares
Advisor Shares
----------------------------------------------------------------------------------------------------------

Investment Advisor                                              Fifth Third Asset Management, Inc.
                                                                38 Fountain Square Plaza
                                                                Cincinnati, Ohio 45263
----------------------------------------------------------------------------------------------------------

Sub-Advisor                                                     Morgan Stanley Investment Management Inc.
(International Equity Fund only)                                1221 Avenue of the Americas
                                                                New York, New York 10020
----------------------------------------------------------------------------------------------------------

Sub-Advisor                                                     Fort Washington Investment Advisors, Inc.
(High Yield Bond Fund only)                                     420 East Fourth Street
                                                                Cincinnati, Ohio 45202
----------------------------------------------------------------------------------------------------------

Distributor                                                     Fifth Third Funds Distributor, Inc.
                                                                3435 Stelzer Road
                                                                Columbus, Ohio 43219
----------------------------------------------------------------------------------------------------------

Administrator, Accountant and Custodian                         Fifth Third Bank
                                                                38 Fountain Square Plaza
                                                                Cincinnati, Ohio 45263
----------------------------------------------------------------------------------------------------------

Sub-Administrator                                               BISYS Fund Services Limited Partnership
                                                                3435 Stelzer Road
                                                                Columbus, Ohio 43219
----------------------------------------------------------------------------------------------------------

Transfer and Dividend Disbursing Agent and Sub-Accountant       BISYS Fund Services Ohio, Inc.
                                                                3435 Stelzer Road
                                                                Columbus, Ohio 43219
----------------------------------------------------------------------------------------------------------

Independent Registered Public Accounting Firm



----------------------------------------------------------------------------------------------------------


The following additional information is available to you upon request and without charge.

ANNUAL/SEMI-ANNUAL REPORTS:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds' performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUNDS. IN ADDITION, YOU MAY CONTACT THE FUNDS AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: HTTP://WWW.53.COM*
--------------------------------------------------------------------------------

              * The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

          o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

          o At no charge on the EDGAR Database on the Commission's Website at http://www.sec.gov.


                                       Investment Company Act file no. 811-5669.

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                                                                             163

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                            [LOGO] Fifth Third Funds

                  [LOGO]  FIFTH THIRD FUNDS

                          STOCK AND BOND MUTUAL FUNDS
                          ASSET ALLOCATION FUNDS
[GRAPHIC]                 INSTITUTIONAL SHARES


                          PROSPECTUS


                          NOVEMBER 29, 2006


--------------------------------------------------------------------------------


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FIFTH THIRD FUNDS
STOCK AND BOND MUTUAL FUNDS
ASSET ALLOCATION FUNDS
INSTITUTIONAL SHARES

TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:


OBJECTIVES, STRATEGIES AND RISKS

EQUITY FUNDS - GROWTH STYLE
Small Cap Growth Fund....................................................     2
Mid Cap Growth Fund......................................................     4
Quality Growth Fund......................................................     6

EQUITY FUNDS - CORE STYLE
Large Cap Core Fund......................................................     8
Equity Index Fund........................................................    10
Balanced Fund............................................................    12

EQUITY FUNDS - VALUE STYLE
Micro Cap Value Fund.....................................................    14
Small Cap Value Fund.....................................................    16
Multi Cap Value Fund.....................................................    18
Disciplined Large Cap Value Fund.........................................    20

ASSET ALLOCATION STRATEGY
LifeModel Aggressive Fund SM.............................................    22
LifeModel Moderately Aggressive Fund SM..................................    26
LifeModel Moderate Fund SM...............................................    30
LifeModel Moderately Conservative Fund SM................................    34
LifeModel Conservative Fund SM...........................................    38

STRATEGIC INCOME STRATEGY
Strategic Income Fund....................................................    42

SPECIALTY STRATEGY
Dividend Growth Fund.....................................................    44
Technology Fund..........................................................    46
International Equity Fund................................................    48

FIXED INCOME FUNDS - TAXABLE STYLE
High Yield Bond Fund.....................................................    50
Bond Fund................................................................    52
Intermediate Bond Fund...................................................    54
Short Term Bond Fund ....................................................    56
U.S. Government Bond Fund................................................    58

FIXED INCOME FUNDS - MUNICIPAL STYLE
Municipal Bond Fund......................................................    60
Intermediate Municipal Bond Fund.........................................    62
Ohio Municipal Bond Fund.................................................    64
Michigan Municipal Bond Fund.............................................    66

SHAREHOLDER FEES AND FUND EXPENSES
Fee Tables...............................................................    68
Expense Examples.........................................................    72

ADDITIONAL INFORMATION ABOUT THE
   FUNDS' INVESTMENTS
Name Policies............................................................    74
Investment Practices.....................................................    74
Investment Risks.........................................................    81
Investment Policies of the Underlying Funds..............................    83
Additional Information about the Funds...................................    83

FUND MANAGEMENT
Investment Advisor and Subadvisors......................................     84
Portfolio Managers......................................................     92
Portfolio Holdings......................................................     97

SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares.......................................    97
Abusive Trading Practices................................................    98
Purchasing and Adding To Your Shares.....................................    98
Selling Your Shares......................................................    99
Exchanging Your Shares...................................................   100
Dividends and Capital Gains..............................................   101
Expenses.................................................................   101
Taxation.................................................................   101

FINANCIAL HIGHLIGHTS.....................................................   105


BACK COVER
Where to learn more about Fifth Third Funds

OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about each of the stock, bond, and asset allocation funds (each, a "Fund" and, collectively, the "Funds"), each a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.


All Funds are managed by Fifth Third Asset Management, Inc. ("FTAM" or "Advisor") Morgan Stanley Investment Management Inc. ("MSIM") acts as investment subadvisor to Fifth Third International Equity Fund. Fort Washington Investment Advisors, Inc. ("Fort Washington") acts as investment subadvisor to Fifth Third High Yield Bond Fund.

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.


There is no guarantee that any Fund will achieve its objective.

                                                                          GROWTH
FIFTH THIRD SMALL CAP GROWTH FUND                                         STYLE
-------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of small cap companies. Small cap companies are defined as those companies included in the Russell 2000 Growth Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company's stock multiplied by the number of shares that are outstanding. As of August 31, 2006, the market capitalization of companies included in the Russell 2000 Growth Index ranged from $104 million to $2.38 billion. The median market capitalization of companies included in the Russell 2000 Growth Index was approximately $595 million.

The Fund seeks to outperform the Russell 2000 Growth Index over rolling five-year periods. The Adviser believes that stock prices are driven by earnings growth, and that superior returns occur when a company experiences rapid and accelerating growth due to improving fundamentals. The Adviser uses a bottom-up investment process with fundamental research providing the basis for stock selection. The Adviser believes this method is particularly valuable in the small cap universe. The Adviser uses a combination of fundamental, momentum and valuation-based disciplines for portfolio construction, with a particular focus on companies demonstrating above-average growth and strong balance sheets.

The Adviser also utilizes a strict sell discipline and may consider selling a security when: it becomes overvalued or less attractive; there is deterioration in a company's fundamentals, management, or financial reporting; one of the Fund's holdings has exceeded the Adviser's position weighting; or a company's relative strength falls below the Adviser's target.

The Adviser will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector and position weightings relative to the Russell 2000 Growth Index and monitoring tracking error and other risk statistics relative to the Russell 2000 Growth Index.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance.

SMALLER COMPANY RISK. The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

GROWTH SECURITIES RISK. The Fund invests in growth oriented stocks, which are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES 1
--------------------------------------------------------------------------------

                                   [BAR CHART]

19.56%  27.94%  -6.15%  27.98%  -0.38%  -4.11%  -25.00%  40.45%  6.04%  4.64%
--------------------------------------------------------------------------------
 1996     97      98      99      00      01      02       03     04     05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q4 2001              20.66%
Worst quarter:                Q3 1998             -21.20%
Year to Date Return (1/1/06 to 9/30/06):           _____%


_______________________

1 For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Small Company Growth Fund. On October 29, 2001, the Kent Small Company Growth Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Small Cap Growth Fund.

FIFTH THIRD SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005) 1
-----------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION DATE   PAST YEAR   PAST 5 YEARS   PAST 10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES 2                                                 11/2/92
   Return Before Taxes                                                                4.64%        2.31%           7.44%
   Return After Taxes on Distributions 3                                              2.77%        1.00%           5.99%
   Return After Taxes on Distributions and Sale of Fund Shares 3                      5.55%        1.88%           6.09%
-----------------------------------------------------------------------------------------------------------------------------
RUSSELL 2000(R) GROWTH INDEX*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                4.15%        2.28%           4.69%
-----------------------------------------------------------------------------------------------------------------------------



1 On October 29, 2001, the Kent Small Company Growth Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Small Cap Growth Fund.

2 For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Small Company Growth Fund.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell 2000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

                                                                          GROWTH
FIFTH THIRD MID CAP GROWTH FUND                                           STYLE
-------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Growth of capital. Income is a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are defined as those companies included in the Russell MidCap Growth Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company's stock multiplied by the number of shares that are outstanding. As of August 31, 2006, the market capitalization of companies included in the Russell MidCap Growth Index ranged from approximately $1.4 billion to approximately $17 billion. The average market capitalization of companies included in the Russell MidCap Growth Index was $7.6 billion and the median market capitalization was approximately $3.9 billion.

To achieve its secondary objective of income, the Fund relies on dividend and interest income. The Fund may invest up to 20% of its assets in common stocks of large cap companies (many of which pay dividends), small cap companies, convertible securities, and debt securities that pay interest.

The Fund seeks to outperform the Russell MidCap Growth Index over rolling five-year periods. The Adviser believes that stock prices are driven by earnings growth, and that superior returns occur when a company experiences rapid and accelerating growth due to improving fundamentals. The Adviser uses a bottom-up investment process with fundamental research providing the basis for stock selection. The Adviser believes this method is particularly valuable in the mid cap universe. The Adviser uses a combination of fundamental, momentum and valuation-based disciplines for portfolio construction, with a particular focus on companies demonstrating above-average growth and strong balance sheets.

The Adviser also utilizes a strict sell discipline and may consider selling a security when: it becomes overvalued or less attractive; there is deterioration in a company's fundamentals, management, or financial reporting; one of the Fund's holdings has exceeded the Adviser's position weighting; or a company's relative strength falls below the Adviser's target.

The Adviser will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector and position weightings relative to the Russell MidCap Growth Index and monitoring tracking error and other risk statistics relative to the Russell MidCap Growth Index.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance.

MEDIUM-SIZED COMPANY RISK. Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger companies have.

DIVIDEND SECURITIES RISK. Stocks that pay regular dividends provide investors some return on their investment, to an extent, supporting a stock's price, even during periods when prices of equity securities are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

GROWTH SECURITIES RISK. The Fund invests in growth oriented stocks, which are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.

CONVERTIBLE SECURITIES RISK. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES 1
--------------------------------------------------------------------------------


                                   [BAR CHART]

17.59%  32.64%   3.41%  17.06%   6.93%  -6.28%  -30.43%  37.51%  8.32%  11.30%
--------------------------------------------------------------------------------
 1996     97      98      99      00      01      02       03     04      05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q4 1999              23.15%
Worst quarter:                Q3 2001             -22.69%
Year to Date Return (1/1/06 to 9/30/06):           _____%


_________________________

1 The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expense structure.

FIFTH THIRD MID CAP GROWTH FUND
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
-----------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION DATE   PAST YEAR   PAST 5 YEARS   PAST 10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES 1                                                 1/1/85
   Return Before Taxes                                                               11.30%        1.57%           8.12%
   Return After Taxes on Distributions 2                                             11.09%        1.40%           6.69%
   Return After Taxes on Distributions
       and Sale of Fund Shares 2                                                      7.63%        1.30%           6.44%
-----------------------------------------------------------------------------------------------------------------------------
RUSSELL MIDCAP(R) GROWTH INDEX*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                               12.10%        1.38%           9.27%
-----------------------------------------------------------------------------------------------------------------------------



1 The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expense structure.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell MidCap(R) Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R)
      Index with higher price-to-book ratios and higher forecasted growth value.

                                                                          GROWTH
FIFTH THIRD QUALITY GROWTH FUND                                           STYLE
-------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Growth of capital. Income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 65% of total assets in common stocks of high quality growth companies.

High quality growth companies are companies that, in the opinion of the Advisor, offer excellent prospects for consistent, above-average revenue and earnings growth. To determine whether a company is of high quality, the Advisor generally looks for a strong record of earnings growth, as well as the company's current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $3 billion.


To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of total assets in convertible securities. At the time of investment, those securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

The Fund seeks to outperform the Russell 1000 Growth Index over rolling five-year periods. The Adviser believes that stock prices are driven by earnings growth, and that superior returns occur when a company experiences rapid and accelerating growth due to improving fundamentals. The Adviser uses a bottom-up investment process with fundamental research providing the basis for stock selection. The Adviser uses a combination of fundamental, momentum and valuation-based disciplines for portfolio construction, with a particular focus on companies demonstrating above-average growth and strong balance sheets.

The Adviser also utilizes a strict sell discipline and may consider selling a security when: it becomes overvalued or less attractive; there is deterioration in a company's fundamentals, management, or financial reporting; one of the Fund's holdings has exceeded the Adviser's position weighting; or a company's relative strength falls below the Adviser's target.

The Adviser will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector and position weightings relative to the Russell 1000 Growth Index and monitoring tracking error and other risk statistics relative to the Russell 1000 Growth Index.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

DIVIDEND SECURITIES RISK. Stocks that pay regular dividends provide investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

GROWTH SECURITIES RISK. The Fund invests in growth oriented stocks, which are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.

SMALLER COMPANY RISK. Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

CONVERTIBLE SECURITIES RISK. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

FIFTH THIRD QUALITY GROWTH FUND
--------------------------------------------------------------------------------


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES 1
--------------------------------------------------------------------------------


                                   [BAR CHART]

23.68%  32.70%  30.16%  23.86%  -3.82%  -13.76%  -32.51%  31.37%  -0.88%  6.25%
--------------------------------------------------------------------------------
 1996     97      98      99      00      01       02       03      04     05


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                 Q4 1998              28.21%
Worst quarter:                Q2 2002             -19.74%
Year to Date Return (1/1/06 to 9/30/06):           _____%

_________________________

1 The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expense structure.


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
-----------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION DATE   PAST YEAR   PAST 5 YEARS   PAST 10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES 1                                                 1/1/83
   Return Before Taxes                                                                6.25%        -4.24%          7.44%
   Return After Taxes on Distributions 2                                              6.21%        -4.36%          6.34%
   Return After Taxes on Distributions
       and Sale of Fund Shares 2                                                      4.11%        -3.58%          6.15%
-----------------------------------------------------------------------------------------------------------------------------
RUSSELL 1000(R) GROWTH INDEX*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                5.26%        -3.58%          6.73%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX(R)**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                4.91%         0.54%          9.07%
-----------------------------------------------------------------------------------------------------------------------------



1 The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expense structure.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell 1000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.


** The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

                                                                           CORE
FIFTH THIRD LARGE CAP CORE FUND                                            STYLE
--------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Long-term capital appreciation with current income as a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large cap companies. Large cap companies are defined as U.S. companies included in the S&P 500(R) Index* and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company's stock multiplied by the number of shares that are outstanding. As of June 30, 2006, the market capitalization of companies included in the S&P 500(R) Index ranged from $50 million to $371 billion. The average market capitalization of companies included in the S&P 500(R) Index was approximately $2.3 billion and the median market capitalization was approximately $11.6 billion. The Fund seeks to provide moderate and consistent outperformance of the S&P 500.

In managing the Fund, the Adviser adheres to a disciplined, quantitative process for stock selection and portfolio construction. The Advisor first screens out those companies facing financial distress, and then uses a proprietary multi-factor model to rank stocks both across the Fund's remaining investment universe and on a sector-specific basis. The Advisor ranks each stock on the basis of, among other things, valuation factors (e.g., valuation multiples), earnings quality, financial discipline, and review of purchase and sale activity in company shares by company executives. The Adviser believes these factors denote long-term success.

The Advisor may consider selling a security held by the Fund when it becomes overvalued or if the issuer's earnings quality or financial management deteriorates. Stocks that are sold are generally replaced with stocks that are attractive based on proprietary rankings and that contribute favorably to the risk exposures of the entire portfolio. Risk exposure is actively managed through portfolio construction. The Adviser will typically maintain certain minimum and maximum sector and position weightings relative to the S&P 500(R) Index and monitor tracking error and other risk statistics relative to the S&P 500(R) Index.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

The Advisor may hedge cash balances with derivative securities or exchange traded funds. Cash hedging is performed in an effort to reduce Fund tracking error and minimize cash drag on performance.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance.

LARGE COMPANY RISK. Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preference.

VALUE SECURITIES RISK. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. The Fund may expose shareholders to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

GROWTH SECURITIES RISK. Growth stocks are those that have a history of above-average growth or that are expected to enter periods of above-average growth. Growth stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

DERIVATIVES RISK. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

______________________

* "S&P 500" is a registered service mark of Standard & Poor's, a division of the McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

FIFTH THIRD LARGE CAP CORE FUND
--------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES 1
--------------------------------------------------------------------------------

                                   [BAR CHART]

19.47%  24.14%  28.07%  18.79%  -11.25%  -12.82%  -23.77%  26.11%  10.64% 5.69%
--------------------------------------------------------------------------------
 1996     97      98      99      00       01       02       03      04     05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q4 1998              21.19%
Worst quarter:                Q3 2002             -18.15%
Year to Date Return (1/1/06 to 9/30/06):           _____%


______________________

1 For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Growth and Income Fund. On October 29, 2001, the Kent Growth and Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Large Cap Core Fund.



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005) 1
-----------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION DATE   PAST YEAR   PAST 5 YEARS   PAST 10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES 2                                                11/2/92
Return Before Taxes                                                                   5.69%        -0.40%          6.95%
   Return After Taxes on Distributions 3                                              5.33%        -0.86%          5.44%
   Return After Taxes on Distributions and Sale of Fund Shares 3                      4.17%        -0.47%          5.39%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                4.91%         0.54%          9.07%
-----------------------------------------------------------------------------------------------------------------------------
RUSSELL 1000(R) INDEX**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                6.27%         1.07%          9.29%
-----------------------------------------------------------------------------------------------------------------------------


1 On October 29, 2001, the Kent Growth and Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Large Cap Core Fund.

2 For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Growth and Income Fund.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.

** The Russell 1000(R) Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 1000(R) Index.

                                                                           CORE
FIFTH THIRD EQUITY INDEX FUND                                              STYLE
--------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Long-term capital appreciation with current income as a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities that comprise an equity index. The Fund invests substantially all of its assets in common stock of companies that make up the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500")*. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses. Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and changes in the size of the Fund.

Although the Fund's investment style is essentially passive, the portfolio managers attempt to add incremental value by timing the purchase and sale of securities to changes in the index. Specifically, the portfolio managers may buy or sell ahead of or after index changes to take advantage of price volatility and obtain favorable prices. When index changes are not mirrored exactly, additions and deletions within the portfolio index will generally be made within several days so as to maintain a 0.95 correlation to the index.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

The Advisor may hedge cash balances with derivative securities or exchange traded funds. Cash hedging is performed in an effort to reduce Fund tracking error and minimize cash drag on performance.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

INDEX INVESTING RISK. Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities index (the S&P 500) in an attempt to approximate the index's performance. The Fund may purchase, retain and sell securities at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also a risk that the Fund will not accurately track the S&P 500. Should this occur, the Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's net asset value (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500. There is also the risk that the Fund's investment results may fail to match those of the S&P 500 and the risk that if the S&P 500 does not perform well, the investment results of the Fund may not be as favorable as those of other funds.

DERIVATIVES RISK. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES 1
--------------------------------------------------------------------------------

                                   [BAR CHART]

22.18%  32.55%  28.26%  20.55%   -9.30%  -12.22%  -22.35%  28.20%  10.63% 4.72%
--------------------------------------------------------------------------------
 1996     97      98      99       00      01       02       03      04    05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q4 1998              21.26%
Worst quarter:                Q3 2002             -17.34%
Year to Date Return (1/1/06 to 9/30/06):           _____%


_____________________

* "S&P 500" is a registered service mark of Standard & Poor's, a division of the McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

1 For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Index Equity Fund. On October 29, 2001, the Kent Index Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Equity Index Fund.

FIFTH THIRD EQUITY INDEX FUND
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005) 1
-----------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION DATE   PAST YEAR   PAST 5 YEARS   PAST 10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES 2                                                11/2/92
   Return Before Taxes                                                                4.72%        0.24%           8.68%
   Return After Taxes on Distributions 3                                              4.44%       -0.09%           8.06%
   Return After Taxes on Distributions and Sale of Fund Shares 3                      3.42%        0.08%           7.36%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                4.91%        0.54%           9.07%
-----------------------------------------------------------------------------------------------------------------------------



1 On October 29, 2001, the Kent Index Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Equity Index Fund.

2 For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Index Equity Fund.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.

                                                                           CORE
FIFTH THIRD BALANCED FUND                                                  STYLE
--------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Capital appreciation and income.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund uses an asset allocation strategy, investing in three primary categories of securities: stocks, bonds and money market instruments. The Fund intends to invest between 50% to 75% of its net assets in common stocks, convertible preferred stocks and convertible corporate bonds, 25% to 40% of its net assets in U.S. Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities, and 0% to 25% of its net assets in money market instruments. By analyzing financial trends and market conditions, the Fund may adjust its allocations from time to time based on the current, relative attractiveness of stocks versus bonds. However, the Fund takes a moderate to long-term view of changing market conditions, and tends to avoid large, sudden shifts in the composition of its portfolio.

The equity portion of the Fund will be primarily invested in companies exhibiting strong records of earnings growth, and excellent prospects for above average revenue and earnings growth over the next one to three years. The Advisor also considers balance sheet strength and cash flow, as well as the company's debt ratio, and the quality of its management to be key components in evaluating potential investments. The Fund will be comprised of both growth and value-oriented stocks, typically of companies with a market capitalization greater than $1 billion. The Advisor anticipates that most economic sectors will be represented in this investment style and that the portfolio will typically contain between 40-60 stocks.

The fixed income portion of the Fund tends to be invested in high quality bonds with maturities ranging from overnight to thirty years in length. In selecting bond securities, the Advisor considers, among other things, the remaining maturity, the stated interest rate, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.


The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive or the Fund has realized its intended profit, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

MANAGEMENT RISK-ASSET ALLOCATION STRATEGY The risks associated with following an asset allocation strategy, such as the risk that the Fund will not correctly anticipate the relative performance of the different asset classes in which it may invest.

EQUITY SECURITIES RISK. To the extent the Fund invests in stocks and convertible securities, it assumes the risks of equity investing, including sudden and unpredictable drops in value and periods of lackluster performance.

LARGE AND MEDIUM-SIZED COMPANIES RISK. There are inherent risks to investing in equity securities with market capitalizations greater than $1 billion. For instance, changes in the competitive environment can create business challenges that may increase the volatility of a specific equity. A company's size, usually defined by market capitalization, can also create various risks for the Fund. Larger, more established companies tend to operate in mature markets, which often are very competitive with less robust growth prospects. Stocks of mid-sized companies tend to be more volatile and more sensitive to market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

FIXED INCOME SECURITIES RISK. Through its investment in bonds, the Fund assumes the risks of bond investing, including INTEREST RISK, which is the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities. Less significant is CREDIT RISK, which is the risk that a bond issuer will default on principal or interest payments. [Prices of convertible securities, which include bonds and preferred stocks, may be affected by the price of the underlying security, which generally is common stock.]

FIFTH THIRD BALANCED FUND
--------------------------------------------------------------------------------

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES 1
--------------------------------------------------------------------------------

                                   [BAR CHART]

14.23%  24.08%  17.93%  15.64%    2.29%   -8.44%  -16.35%  14.68%   4.88%  1.86%
--------------------------------------------------------------------------------
 1996     97      98      99       00       01      02       03      04     05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q4 1998              17.83%
Worst quarter:                Q3 2001             -14.30%
Year to Date Return (1/1/06 to 9/30/06):             ___%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
-----------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION DATE   PAST YEAR   PAST 5 YEARS   PAST 10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES 1                                                 1/1/83
   Return Before Taxes                                                                1.86%        -1.27%          6.37%
   Return After Taxes on Distributions 2                                              1.51%        -1.71%          4.81%
   Return After Taxes on Distributions
       and Sale of Fund Shares 2                                                      1.46%        -1.26%          4.81%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                4.91%         0.54%          9.07%
-----------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX(R)**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                2.43%         5.87%          6.16%
-----------------------------------------------------------------------------------------------------------------------------



1 The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expense structure.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.

** The Lehman Brothers Aggregate Bond Index(R) is an unmanaged total return index measuring both capital price changes and income provided by the underlying universe of securities and is generally representative of the performance of the bond market as a whole.

                                                                           VALUE
FIFTH THIRD MICRO CAP VALUE FUND                                           STLYE
--------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. Micro cap companies are those companies contained within the Russell Micro Cap Value Index, or companies with similar size characteristics. As of August 31, 2006, the market capitalization range for companies contained within the Russell Micro Cap Value Index was from $22 million to $1.2 billion. Equity securities consist of common stock and securities convertible into common stock.

The Fund seeks to provide broad exposure to micro cap domestic equities and seeks to outperform the Russell Micro Cap Value Index over a long-term investment horizon. The Adviser seeks to invest in companies that it considers to be "statistically cheap" (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). The Adviser also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. The Adviser may filter less attractive companies by analyzing cash flows, evaluating financial strength, performing normalized earnings analysis, review of purchase and sale activity in company shares by company executives, and through fundamental analysis. Ideally, attractive companies will have a positive catalyst (e.g., new products, management changes, acquisition, etc.)

The Adviser also utilizes a strict sell discipline and may consider selling a security when: it becomes fully valued or less attractive; one of the Fund's holdings has performed well and reached or approached the Adviser's price target; a company fails to pass the Adviser's investment screens; or there is deterioration in a company's fundamentals, management or financial reporting.

The Adviser will look to manage risk through several strategies, which will typically include: maintaining minimum and maximum sector weightings relative to the Russell Micro Cap Value Index; monitoring tracking error and other risk statistics relative to the Russell Micro Cap Value Index; and monitoring trade volume.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions. To the extent that the Fund invests in equity securities, it assumes the risks of sudden and unpredictable drops in value and periods of lack-luster performance.

SMALLER COMPANY RISK. The smaller companies in which the Fund invests are especially sensitive to the risks of equity investing and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies may be thinly-traded, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.

VALUE SECURITIES RISK. The Fund also invests in value oriented stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. The Fund may expose shareholders to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES 1
--------------------------------------------------------------------------------

                                   [BAR CHART]

        21.81%    -1.21%    22.90%    0.25%    69.41%    23.24%    -0.31%
        -----------------------------------------------------------------
         1999       00        01       02        03        04        05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q2 2003              31.37%
Worst quarter:                Q3 2002             -20.69%
Year to Date Return (1/1/06 to 9/30/06):             ___%


_____________________

1 For the period prior to August 13, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Fifth Third/Maxus Aggressive Value Fund. On August 13, 2001, the Fifth Third/Maxus Aggressive Value Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Micro Cap Value Fund.

FIFTH THIRD MICRO CAP VALUE FUND
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005) 1
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   SINCE
                                                                   INCEPTION DATE   PAST YEAR   PAST 5 YEARS     INCEPTION
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES 2                                                 2/1/98
   Return Before Taxes                                                               -0.31%        20.72%         14.84%
   Return After Taxes on Distributions 3                                             -4.52%        19.09%         13.15%
   Return After Taxes on Distributions and Sale of Fund Shares 3                      5.44%        18.22%         12.64%
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               (SINCE 2/1/98)
RUSSELL 2000(R) VALUE INDEX*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                4.71%        13.55%         10.32%
-----------------------------------------------------------------------------------------------------------------------------
RUSSELL MICROCAP TM INDEX**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                  %
-----------------------------------------------------------------------------------------------------------------------------
RUSSELL MICROCAP TM VALUE INDEX***
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                 --            --             --
-----------------------------------------------------------------------------------------------------------------------------



1 On August 13, 2001, the Fifth Third/Maxus Aggressive Value Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Micro Cap Value Fund.

2 For the period prior to August 13, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Fifth Third/Maxus Aggressive Value Fund.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell 2000(R) Value Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000(R) Index, as ranked by market capitalization with lower price-to-book ratios and lower forecasted growth values.


** The Russell Microcap TM Index measures performance of the micro cap segment, representing less than 3% of the U.S. equity market. The Russell Microcap Index includes the 1,000 smallest securities in the small-cap Russell 2000(R) Index plus the next 1,000 securities.

*** The Russell Microcap TM Value Index measures the performance of those Russell MicroCap companies with lower price-to-book ratios and lower forecasted growth values.

                                                                           VALUE
FIFTH THIRD SMALL CAP VALUE FUND                                           STYLE
--------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of small cap companies. Small cap companies are defined as those companies included in the Russell 2000 Value Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company's stock multiplied by the number of shares that are outstanding. As of August 31, 2006, the market capitalization of companies included in the Russell 2000 Value Index ranged from $104 million to approximately $2.3 billion. The median market capitalization of companies included in the Russell 2000 Value Index was $618 million. Equity securities consist of common stock and securities convertible into common stock. The Fund's investments in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

The Fund seeks to outperform the Russell 2000 Value Index over a long-term investment horizon, The Adviser seeks to invest in companies that it considers to be "statistically cheap" (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). The Adviser also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. The Adviser may filter less attractive companies by analyzing cash flows, evaluating financial strength, performing normalized earnings analysis, review of purchase and sale activity in company shares by company executives, and through fundamental analysis. Ideally, attractive companies will have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

The Adviser also utilizes a strict sell discipline and may consider selling a security when: it becomes fully valued or less attractive; one of the Fund's holdings has performed well and reached or approached the Adviser's price target; a company fails to pass the Adviser's investment screens; or there is deterioration in a company's fundamentals, management or financial reporting.

The Adviser will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector weightings relative to the Russell 2000 Value Index and monitoring tracking error and other risk statistics relative to the Russell 2000 Value Index.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

SMALLER COMPANIES RISK. The smaller companies in which the Fund invests are especially sensitive to the risks of equity investing and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often thinly-traded, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.

VALUE SECURITIES RISK. The Fund also invests in value oriented stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. The Fund may expose shareholders to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

REIT RISK. The Fund also invests in real estate investment trusts or "REITs." Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for REITs, such as declining property values or rising interest rates, could have a negative impact on the Fund's performance.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                   [BAR CHART]

                                  11.78%    11.99%
                                  ----------------
                                   2004       05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q4 2004               7.84%
Worst quarter:                Q3 2004              -2.62%
Year to Date Return (1/1/06 to 9/30/06):                %

FIFTH THIRD SMALL CAP VALUE FUND
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
-----------------------------------------------------------------------------------------------------------------------
                                                                          INCEPTION DATE   PAST YEAR   SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                          4/1/03
   Return Before Taxes                                                                      11.99%         22.12%
   Return After Taxes on Distributions 1                                                     9.00%         19.26%
   Return After Taxes on Distributions and Sale of Fund Shares 1                             9.06%         17.81%
-----------------------------------------------------------------------------------------------------------------------
                                                                                                        (SINCE 4/1/03)
RUSSELL 2000(R) VALUE INDEX*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                       4.71%         27.94%
--------------------------------------------------------------------------------------------------------------------


1 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell 2000(R) Value Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000(R) Index, as marked by market capitalization with lower price-to-book ratios and lower forecasted growth values.

                                                                           VALUE
FIFTH THIRD MULTI CAP VALUE FUND                                           STYLE
--------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE High level of total return (using a combination of capital appreciation and income).


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of companies of all capitalizations. Equity securities of multi cap companies consist of common stock and securities convertible into common stock of companies with market capitalizations of any size.

The Fund seeks to outperform the Russell 3000 Value Index over a long-term investment horizon. The Adviser seeks to invest in companies that it considers to be "statistically cheap" (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). The Adviser also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. The Adviser may filter less attractive companies by analyzing cash flows, evaluating financial strength, performing normalized earnings analysis, review of purchase and sale activity in company shares by company executives, and through fundamental analysis. Ideally, attractive companies will have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

The Adviser also utilizes a strict sell discipline and may consider selling a security when: it becomes fairly valued or less attractive; one of the Fund's holdings has performed well and reached or approached the Adviser's price target; a company fails to pass the Adviser's investment screens; or there is deterioration in a company's fundamentals, management or financial reporting.

The Adviser will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector weightings relative to the Russell 3000 Value Index and monitoring tracking error and other risk statistics relative to the Russell 3000 Value Index.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market conditions. To the extent that the Fund invests in equity securities, it assumes the risks of sudden and unpredictable drops in value and periods of lack-luster performance.

SMALLER COMPANY RISK. The smaller companies in which the Fund invests are especially sensitive to the risks of equity investing and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often thinly-traded, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

VALUE SECURITIES RISK. The Fund also invests in value oriented stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. The Fund may expose shareholders to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES 1
--------------------------------------------------------------------------------

                                   [BAR CHART]

 19.07%  28.21%  -8.77%  13.22%  23.78%  7.91%  -15.83%  40.66%  15.40%  7.68%
--------------------------------------------------------------------------------
  1996     97     98       99      00     01      02       03      04     05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q2 2003              23.22%
Worst quarter:                Q3 1998             -21.09%
Year to Date Return (1/1/06 to 9/30/06):             ___%


_________________________

1 For the period prior to August 13, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Fifth Third/Maxus Equity Fund. For the period prior to April 1, 1999, the quoted performance reflects the performance of the Investor shares of the Fifth Third/Maxus Equity Fund. On August 13, 2001, the Fifth Third/Maxus Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Multi Cap Value Fund.

FIFTH THIRD MULTI CAP VALUE FUND
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005) 1
-----------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION DATE   PAST YEAR   PAST 5 YEARS   PAST 10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES 2                                                9/30/89
   Return Before Taxes                                                                7.68%        9.69%          11.97%
   Return After Taxes on Distributions 3                                              6.28%        8.93%          10.27%
   Return After Taxes on Distributions and Sale of Fund Shares 3                      6.85%        8.27%           9.74%
-----------------------------------------------------------------------------------------------------------------------------
RUSSELL 3000(R) VALUE INDEX*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                6.85%        5.86%          11.04%
-----------------------------------------------------------------------------------------------------------------------------
RUSSELL MIDCAP(R) VALUE INDEX**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                               12.65%       12.21%          13.65%
-----------------------------------------------------------------------------------------------------------------------------


1 On August 13, 2001, the Fifth Third/Maxus Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Multi Cap Value Fund.

2 For the period prior to August 13, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Fifth Third/Maxus Equity Fund. For the period prior to April 1, 1999, the quoted performance of the Fund reflects the performance of the Investor shares of the Fifth Third/Maxus Equity Fund.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell 3000(R) Value Index is an unmanaged index that measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values.

** The Russell MidCap(R) Value Index measures the performance of those securities found in the Russell universe with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

                                                                           VALUE
FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND                               STYLE
-------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Long-term capital appreciation with current income as a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large capitalization companies. Large capitalization companies are defined as those companies included in the Russell 1000 Value Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company's stock multiplied by the number of shares that are outstanding. As of August 31, 2006, the market capitalization of companies included in the Russell 1000 Value Index ranged from approximately $1.4 billion to approximately $409 billion. The average market capitalization of companies included in the Russell 1000 Value Index was approximately $101 billion and the median market capitalization was approximately $4.8 billion.

The Fund seeks to outperform the Russell 1000 Value Index over a long-term investment horizon. The Adviser seeks to invest in companies that it considers to be "statistically cheap" (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, price to dividend and price to sales). The Adviser also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. Ideally, attractive companies will have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

The Adviser may consider selling a security when it performs well and reaches its price target, when a lower price target results from a reassessment of a company's fundamentals, when a more attractive stock is identified or when the integrity of financial reporting becomes suspect.

The Adviser will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector weightings relative to the Russell 1000 Value Index and monitoring beta tracking error and other risk statistics relative to the Russell 1000 Value Index.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance.

VALUE SECURITIES RISK. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. The Fund may expose shareholders to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

LARGER COMPANY RISK. Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to challenges caused by technology and consumer preferences.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES 1
--------------------------------------------------------------------------------

                                   [BAR CHART]

16.83%  38.15%  18.03%  -4.71%  12.75%  -12.35%  -13.72%  34.14%  13.73%  5.98%
--------------------------------------------------------------------------------
 1996     97      98      99      00      01       02       03      04     05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q2 2003              19.07%
Worst quarter:                Q3 2002             -13.86%
Year to Date Return (1/1/06 to 9/30/06):             ___%


__________________________

1 The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expense structure.

      The quoted performance of the Disciplined Large Cap Value Fund includes performance of certain collectively managed accounts advised by Fifth Third Bank, prior to the Disciplined Large Cap Value Fund's commencement of operations on January 27, 1997, as adjusted to reflect the expenses associated with the Fund (without waivers or reimbursements). These collectively managed accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If such accounts had been registered, the performance may have been adversely affected. The performance shown reflects the deduction of fees for value-added services associated with a mutual fund, such as investment management and fund accounting fees. The performance also reflects reinvestment of all dividends and capital-gains distributions.

FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
-----------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION DATE   PAST YEAR   PAST 5 YEARS   PAST 10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES 1                                                 1/1/83
   Return Before Taxes                                                                5.98%        4.10%           9.61%
   Return After Taxes on Distributions 2                                              4.15%        3.03%           8.01%
   Return After Taxes on Distributions and
     Sale of Fund Shares 2                                                            6.06%        3.21%           7.75%
-----------------------------------------------------------------------------------------------------------------------------
RUSSELL 1000(R) VALUE INDEX*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                7.05%        5.28%          10.94%
-----------------------------------------------------------------------------------------------------------------------------


1 The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expense structure.

      The quoted performance of the Disciplined Large Cap Value Fund includes performance of certain collectively managed accounts advised by Fifth Third Bank, prior to the Disciplined Large Cap Value Fund's commencement of operations on January 27, 1997, as adjusted to reflect the expenses associated with the Fund (without waivers or reimbursements). These collectively managed accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If such accounts had been registered, the performance may have been adversely affected. The performance shown reflects the deduction of fees for value-added services associated with a mutual fund, such as investment management and fund accounting fees. The performance also reflects reinvestment of all dividends and capital-gains distributions. The performance shown after tax reflects only the performance dating back to the commencement of operation of the Fund and does not include the performance of these collectively managed accounts prior to that date.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell 1000(R) Value Index is an unmanaged index of common stocks that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.

                                                                        ASSET
                                                                      ALLOCATION
FIFTH THIRD LIFEMODEL AGGRESSIVE FUND SM                               STRATEGY
---------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE The Fund seeks long-term capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity securities.

PRINCIPAL INVESTMENT STRATEGIES The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional Shares. Because this is an aggressive allocation fund, the majority of the Fund's assets will be invested in Fifth Third equity funds, although a portion of its assets will be invested in Fifth Third bond and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a heavy emphasis on stocks:


      o From 80% to 100% of the Fund's assets will be invested in Fifth Third equity funds.

      o Up to 20% of the Fund's assets will be invested in Fifth Third bond funds.

      o Up to 10% of the Fund's assets will be invested in Fifth Third money market funds.


The Fund invests its assets in the underlying mutual funds within the following ranges:


                                                                  PERCENTAGE OF
FUND NAME                                                         FUND HOLDINGS
Small Cap Growth Fund..................................................   0-50%
Mid Cap Growth Fund....................................................   0-50%
Quality Growth Fund....................................................   0-50%
Large Cap Core Fund....................................................   0-50%
Small Cap Value Fund...................................................   0-50%
Multi Cap Value Fund...................................................   0-50%
Disciplined Large Cap Value Fund.......................................   0-50%
International Equity Fund..............................................   0-25%
High Yield Bond Fund...................................................   0-20%
Bond Fund..............................................................   0-20%
Intermediate Bond Fund.................................................   0-20%
Short Term Bond Fund...................................................   0-20%
Institutional Money Market Fund........................................   0-10%
U.S. Treasury Money Market Fund........................................   0-10%


The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Each LifeModel Fund SM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND. The Advisor will periodically adjust the baseline style class allocations.

LIFEMODEL AGGRESSIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND
Small Cap Growth Index 1 ..............................................    6.0%
Small Cap Value Index 2 ...............................................    6.0%
International Index 3 .................................................    8.0%
Mid Cap Growth Index 4 ................................................   10.0%
Mid Cap Value Index 5 .................................................   10.0%
Large Cap Growth Index 6 ..............................................   18.0%
Large Cap Value Index 7 ...............................................   18.0%
Large Cap Core Index 8 ................................................   14.0%
High Yield Bond Index 9................................................    5.0%
Intermediate Bond Index 10 ............................................    5.0%


For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."


________________________

1 The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

2 The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

3 The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE(R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

4 The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

5 The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

6 The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

7 The Large Cap Value Index represents the Russell 1000(R) Value Index. The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

8 The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

9 The High Yield Bond Index represents the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master Index tracks the performance of below investment grade, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds must have at least one year remaining term to maturity, at least $100,000,000 par outstanding, and a fixed coupon schedule.


10    The Intermediate Bond Index represents the Lehman Brothers
      Government/Credit Intermediate Index. The Lehman Brothers
      Government/Credit Intermediate Index is composed of 5,000 publicly-issued corporate and U.S. Government debt issues rated Baa or better, with at least one year to maturity and at least $150 million par outstanding.

FIFTH THIRD LIFEMODEL AGGRESSIVE FUND SM
--------------------------------------------------------------------------------


PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund are as follows:

INVESTMENTS IN MUTUAL FUNDS. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

EQUITY FUNDS. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Aggressive Fund SM will be affected.

BOND FUNDS. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Aggressive Fund SM will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

SMALLER COMPANIES. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

FOREIGN SECURITIES. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

EMERGING MARKETS. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                  [BAR CHART]

                             34.07%   8.61%   7.55%
                             ----------------------
                              2003     04      05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q2 2003              17.60%
Worst quarter:                Q1 2003              -4.61%
Year to Date Return (1/1/06 to 9/30/06):             ___%

FIFTH THIRD LIFEMODEL AGGRESSIVE FUND SM
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
-----------------------------------------------------------------------------------------------------------------------
                                                                          INCEPTION DATE   PAST YEAR   SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                          8/1/02
   Return Before Taxes                                                                       7.55%         13.35%
   Return After Taxes on Distributions 1                                                     6.92%         12.78%
   Return After Taxes on Distributions and
     Sale of Fund Shares 1                                                                   5.55%         11.36%
-----------------------------------------------------------------------------------------------------------------------
                                                                                                       (SINCE 8/1/02)
WILSHIRE 5000 INDEX* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                     6.32%         13.43%
-----------------------------------------------------------------------------------------------------------------------
                                                                                                       (SINCE 8/1/02)
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX(R)**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                       1.57%          4.09%
-----------------------------------------------------------------------------------------------------------------------
                                                                                                       (SINCE 8/1/02)
LIFEMODEL AGGRESSIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND***
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                           %              %
-----------------------------------------------------------------------------------------------------------------------
                                                                                                       (SINCE 8/1/02)
LIFEMODEL AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND****
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                           %              %
-----------------------------------------------------------------------------------------------------------------------



1 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5000 capitalization weighted security returns are used to adjust the Wilshire 5000.

** The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

*** See page 22 for a description of the LifeModel Aggressive Target Neutral Style Class Index Blend.

**** LifeModel Aggressive Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index (90%) and Lehman Brothers Intermediate Government/Credit Bond Index (10%). The LifeModel Aggressive Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                                        ASSET
                                                                      ALLOCATION
FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND SM                    STRATEGY
---------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE The Fund seeks long-term capital appreciation and growth of income by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity securities.


PRINCIPAL INVESTMENT STRATEGIES The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional Shares. Because this is a moderately aggressive allocation fund, the majority of the Fund's assets will be invested in Fifth Third equity funds, although a portion of its assets will be invested in Fifth Third bond and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.


Under normal circumstances, the Fund is diversified between stocks and bonds, with an emphasis on stocks:


      o From 60% to 80% of the Fund's assets will be invested in Fifth Third equity funds.

      o From 20% to 40% of the Fund's assets will be invested in Fifth Third bond funds.

      o Up to 10% of the Fund's assets will be invested in Fifth Third money market funds.


The Fund invests its assets in the underlying mutual funds within the following ranges:


                                                                  PERCENTAGE OF
FUND NAME                                                         FUND HOLDINGS
Small Cap Growth Fund..................................................   0-40%
Mid Cap Growth Fund....................................................   0-40%
Quality Growth Fund....................................................   0-40%
Large Cap Core Fund....................................................   0-40%
Small Cap Value Fund...................................................   0-40%
Multi Cap Value Fund...................................................   0-40%
Disciplined Large Cap Value Fund.......................................   0-40%
International Equity Fund..............................................   0-20%
High Yield Bond Fund...................................................   0-20%
Bond Fund..............................................................   0-30%
Intermediate Bond Fund.................................................   0-30%
Short Term Bond Fund...................................................   0-30%
Institutional Money Market Fund........................................   0-10%
U.S. Treasury Money Market Fund........................................   0-10%


The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Each LifeModel Fund SM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND. The Advisor will periodically adjust the baseline style class allocations.

LIFEMODEL MODERATELY AGGRESSIVE
TARGET NEUTRAL STYLE CLASS INDEX BLEND
Small Cap Growth Index 1 ..............................................    4.7%
Small Cap Value Index 2 ...............................................    4.7%
International Index 3 .................................................    6.2%
Mid Cap Growth Index 4 ................................................    7.8%
Mid Cap Value Index 5 .................................................    7.8%
Large Cap Growth Index 6 ..............................................   14.0%
Large Cap Value Index 7 ...............................................   14.0%
Large Cap Core Index 8 ................................................   10.8%
High Yield Bond Index 9................................................    5.0%
Bond Index 10 .........................................................    5.0%
Intermediate Bond Index 11 ............................................   10.0%
Short Term Bond Index 12...............................................   10.0%

_______________________

1 The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

2 The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

3 The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE(R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

4 The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

5 The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

6 The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

7 The Large Cap Value Index represents the Russell 1000(R) Value Index. The Russell 1000(R) Value Index measures the performance of those Russell
      1000 companies with lower price-to-book ratios and lower forecasted growth values.

8 The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

9 The High Yield Bond Index represents the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master Index tracks the performance of below investment grade, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds must have at least one year remaining term to maturity, at least $100,000,000 par outstanding, and a fixed coupon schedule.

10 The Bond Index represents the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

11    The Intermediate Bond Index represents the Lehman Brothers
      Government/Credit Intermediate Index. The Lehman Brothers
      Government/Credit Intermediate Index is composed of 5,000 publicly-issued corporate and U.S. Government debt issues rated Baa or better, with at least one year to maturity and at least $150 million par outstanding.

12 The Short Term Bond Index represents the Merrill Lynch 1-3 Year Government Corporate Bond Index. The Merrill Lynch 1-3 Year Government Corporate Bond Index tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND SM
--------------------------------------------------------------------------------

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund are as follows:


INVESTMENTS IN MUTUAL FUNDS. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

EQUITY FUNDS. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Moderately Aggressive Fund SM will be affected.

BOND FUNDS. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Moderately Aggressive Fund SM will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

SMALLER COMPANIES. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

FOREIGN SECURITIES. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

EMERGING MARKETS. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                  [BAR CHART]

                           27.55%   7.32%   6.18%
                           ----------------------
                           2003      04      05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q2 2003              13.93%
Worst quarter:                Q1 2003              -2.71%
Year to Date Return (1/1/06 to 9/30/06):                %

FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND SM
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
-----------------------------------------------------------------------------------------------------------------------
                                                                          INCEPTION DATE   PAST YEAR   SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                          8/1/02
   Return Before Taxes                                                                       6.18%         12.50%
   Return After Taxes on Distributions 1                                                     5.29%         11.77%
   Return After Taxes on Distributions and Sale of Fund Shares 1                             4.52%         10.50%
-----------------------------------------------------------------------------------------------------------------------
                                                                                                        (SINCE 8/1/02)
WILSHIRE 5000 INDEX*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                       6.32%         13.43%
-----------------------------------------------------------------------------------------------------------------------
                                                                                                        (SINCE 8/1/02)
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX(R)**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                       1.57%          4.09%
-----------------------------------------------------------------------------------------------------------------------
                                                                                                        (SINCE 8/1/02)
LIFEMODEL MODERATELY AGGRESSIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND***
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                         %              %
-----------------------------------------------------------------------------------------------------------------------
                                                                                                        (SINCE 8/1/02)
LIFEMODEL MODERATELY AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND****
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                         %              %
-----------------------------------------------------------------------------------------------------------------------



1 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5000 capitalization weighted security returns are used to adjust the Wilshire 5000.

** The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

*** See page 26 for a description of the LifeModel Moderately Aggressive Target Neutral Style Class Index Blend.

**** LifeModel Moderately Aggressive Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index (70%) and Lehman Brothers Intermediate Government/Credit Bond Index (30%). The LifeModel Moderately Aggressive Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                                        ASSET
                                                                      ALLOCATION
FIFTH THIRD LIFEMODEL MODERATE FUND SM                                 STRATEGY
--------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE The Fund seeks high total return consistent with the preservation of capital by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity and fixed income securities.

PRINCIPAL INVESTMENT STRATEGIES The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional Shares. Because this is a moderate growth allocation fund, approximately half of the Fund's assets will be invested in Fifth Third equity funds and approximately half will be invested in Fifth Third bond funds, although a portion of the Fund's assets will be invested in Fifth Third money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds:


      o From 40% to 60% of the Fund's assets will be invested in Fifth Third equity funds.

      o From 40% to 60% of the Fund's assets will be invested in Fifth Third bond funds.

      o Up to 15% of the Fund's assets will be invested in Fifth Third money market funds.


The Fund invests its assets in the underlying mutual funds within the following ranges:


                                                                  PERCENTAGE OF
FUND NAME                                                         FUND HOLDINGS
Small Cap Growth Fund..................................................   0-30%
Mid Cap Growth Fund....................................................   0-30%
Quality Growth Fund....................................................   0-30%
Large Cap Core Fund....................................................   0-30%
Small Cap Value Fund...................................................   0-30%
Multi Cap Value Fund...................................................   0-30%
Disciplined Large Cap Value Fund.......................................   0-30%
International Equity Fund..............................................   0-15%
High Yield Bond Fund...................................................   0-20%
Bond Fund..............................................................   0-40%
Intermediate Bond Fund.................................................   0-40%
Short Term Bond Fund...................................................   0-40%
Institutional Money Market Fund........................................   0-15%
U.S. Treasury Money Market Fund........................................   0-15%


The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Each LifeModel Fund SM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND. The Advisor will periodically adjust the baseline style class allocations.

LIFEMODEL MODERATE TARGET NEUTRAL STYLE CLASS INDEX BLEND
Small Cap Growth Index 1 ..............................................    3.3%
Small Cap Value Index 2 ...............................................    3.3%
International Index 3 .................................................    4.4%
Mid Cap Growth Index 4 ................................................    5.6%
Mid Cap Value Index 5 .................................................    5.6%
Large Cap Growth Index 6 ..............................................   10.0%
Large Cap Value Index 7 ...............................................   10.0%
Large Cap Core Index 8.................................................    7.8%
High Yield Bond Index 9................................................    5.0%
Bond Index 10 .........................................................   10.0%
Intermediate Bond Index 11 ............................................   20.0%
Short Term Bond Index 12...............................................   15.0%

______________________

1 The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

2 The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

3 The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE(R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

4 The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

5 The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

6 The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

7 The Large Cap Value Index represents the Russell 1000(R) Value Index. The Russell 1000(R) Value Index measures the performance of those Russell
      1000 companies with lower price-to-book ratios and lower forecasted growth values.

8 The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

9 The High Yield Bond Index represents the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master Index tracks the performance of below investment grade, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds must have at least one year remaining term to maturity, at least $100,000,000 par outstanding, and a fixed coupon schedule.

10 The Bond Index represents the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

11    The Intermediate Bond Index represents the Lehman Brothers
      Government/Credit Intermediate Index. The Lehman Brothers
      Government/Credit Intermediate Index is composed of 5,000 publicly-issued corporate and U.S. Government debt issues rated Baa or better, with at least one year to maturity and at least $150 million par outstanding.

12 The Short Term Bond Index represents the Merrill Lynch 1-3 Year Government Corporate Bond Index. The Merrill Lynch 1-3 Year Government Corporate Bond Index tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

FIFTH THIRD LIFEMODEL MODERATE FUND SM
--------------------------------------------------------------------------------

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund are as follows:


INVESTMENTS IN MUTUAL FUNDS. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

EQUITY FUNDS. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Moderate Fund SM will be affected.

BOND FUNDS. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Moderate Fund SM will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk, which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

SMALLER COMPANIES. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

FOREIGN SECURITIES. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

EMERGING MARKETS. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time, as well as compared to two broad-based securities indices. The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                   [BAR CHART]

                            20.65%    6.29%    5.08%
                           -------------------------
                            2003       04       05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q2 2003              10.62%
Worst quarter:                Q1 2003              -1.58%
Year to Date Return (1/1/06 to 9/30/06):             ___%

FIFTH THIRD LIFEMODEL MODERATE FUND SM
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
-----------------------------------------------------------------------------------------------------------------------
                                                                          INCEPTION DATE   PAST YEAR   SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                          8/1/02
   Return Before Taxes                                                                       5.08%          9.29%
   Return After Taxes on Distributions 1                                                     3.99%          8.41%
   Return After Taxes on Distributions and Sale of Fund Shares 1                             3.76%          7.57%
-----------------------------------------------------------------------------------------------------------------------
                                                                                                        (SINCE 8/1/02)
WILSHIRE 5000 INDEX*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                       6.32%         13.43%
-----------------------------------------------------------------------------------------------------------------------
                                                                                                        (SINCE 8/1/02)
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX(R)**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                       1.57%          4.09%
-----------------------------------------------------------------------------------------------------------------------
                                                                                                        (SINCE 8/1/02)
LIFEMODEL MODERATE TARGET NEUTRAL STYLE CLASS INDEX BLEND***
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                           %              %
-----------------------------------------------------------------------------------------------------------------------
                                                                                                        (SINCE 8/1/02)
LIFEMODEL MODERATE TARGET NEUTRAL ASSET CLASS INDEX BLEND****
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                           %              %
-----------------------------------------------------------------------------------------------------------------------



1 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5000 capitalization weighted security returns are used to adjust the Wilshire 5000.

** The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

*** See page 30 for a description of the LifeModel Moderate Target Neutral Style Class Index Blend.

**** LifeModel Moderate Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index (50%) and Lehman Brothers Intermediate Government/Credit Bond Index (50%). The LifeModel Moderate Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                                        ASSET
                                                                      ALLOCATION
FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND SM                  STRATEGY
---------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE The Fund seeks income and capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in fixed income and equity securities.

PRINCIPAL INVESTMENT STRATEGIES The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional Shares. Because this is a moderately conservative allocation fund, the majority of the Fund's assets will be invested in Fifth Third bond and equity funds, although a portion of its assets will be invested in Fifth Third money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in debt securities, growth and value stocks, foreign securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with an emphasis on bonds:


      o From 50% to 70% of the Fund's assets will be invested in Fifth Third bond funds.

      o From 30% to 50% of the Fund's assets will be invested in Fifth Third equity funds.

      o Up to 20% of the Fund's assets will be invested in Fifth Third money market funds.


The Fund invests its assets in the underlying mutual funds within the following ranges:


                                                                  PERCENTAGE OF
FUND NAME                                                         FUND HOLDINGS
Small Cap Growth Fund................................................     0-25%
Mid Cap Growth Fund..................................................     0-25%
Quality Growth Fund..................................................     0-25%
Large Cap Core Fund..................................................     0-25%
Small Cap Value Fund.................................................     0-25%
Multi Cap Value Fund.................................................     0-25%
Disciplined Large Cap Value Fund.....................................     0-25%
International Equity Fund............................................     0-10%
High Yield Bond Fund.................................................     0-20%
Bond Fund............................................................     0-50%
Intermediate Bond Fund...............................................     0-50%
Short Term Bond Fund.................................................     0-50%
Institutional Money Market Fund......................................     0-20%
U.S. Treasury Money Market Fund......................................     0-20%


The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Each LifeModel Fund SM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND. The Advisor will periodically adjust the baseline style class allocations.

LIFEMODEL MODERATELY CONSERVATIVE
TARGET NEUTRAL STYLE CLASS INDEX BLEND
Small Cap Growth Index 1 ............................................      2.7%
Small Cap Value Index 2 .............................................      2.7%
International Index 3 ...............................................      3.6%
Mid Cap Growth Index 4 ..............................................      4.4%
Mid Cap Value Index 5 ...............................................      4.4%
Large Cap Growth Index 6 ............................................      8.0%
Large Cap Value Index 7 .............................................      8.0%
Large Cap Core Index 8...............................................      6.2%
High Yield Bond Index 9..............................................      5.0%
Bond Index 10 .......................................................     10.0%
Intermediate Bond Index 11 ..........................................     30.0%
Short Term Bond Index 12.............................................     15.0%

__________________________
1 The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

2 The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

3 The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE(R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

4 The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

5 The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

6 The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

7 The Large Cap Value Index represents the Russell 1000(R) Value Index. The Russell 1000(R) Value Index measures the performance of those Russell
      1000 companies with lower price-to-book ratios and lower forecasted growth values.

8 The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

9 The High Yield Bond Index represents the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master Index tracks the performance of below investment grade, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds must have at least one year remaining term to maturity, at least $100,000,000 par outstanding, and a fixed coupon schedule.

10 The Bond Index represents the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

11    The Intermediate Bond Index represents the Lehman Brothers
      Government/Credit Intermediate Index. The Lehman Brothers
      Government/Credit Intermediate Index is composed of 5,000 publicly-issued corporate and U.S. Government debt issues rated Baa or better, with at least one year to maturity and at least $150 million par outstanding.

12 The Short Term Bond Index represents the Merrill Lynch 1-3 Year Government Corporate Bond Index. The Merrill Lynch 1-3 Year Government Corporate Bond Index tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND SM
--------------------------------------------------------------------------------

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund are as follows:


INVESTMENTS IN MUTUAL FUNDS. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

EQUITY FUNDS. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Moderately Conservative Fund SM will be affected.

BOND FUNDS. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Moderately Conservative Fund SM will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk, which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

SMALLER COMPANIES. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

FOREIGN SECURITIES. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

EMERGING MARKETS. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.



VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                   [BAR CHART]

                       17.23%        5.29%         4.32%
                       ---------------------------------
                         2003          04            05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q2 2003               8.96%
Worst quarter:                Q1 2003              -1.15%
Year to Date Return (1/1/06 to 9/30/06):             ___%

FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND SM
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2005)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 INCEPTION DATE       PAST YEAR    SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                                 8/1/02
   Return Before Taxes                                                                                  4.32%           7.55%
   Return After Taxes on Distributions 1                                                                3.06%           6.40%
   Return After Taxes on Distributions and Sale of Fund Shares 1                                        3.35%           5.90%
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   (SINCE 8/1/02)
WILSHIRE 5000 INDEX*(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
                                                                                                        6.32%          13.43%
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   (SINCE 8/1/02)
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX(R)**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                                  1.57%           4.09%
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   (SINCE 8/1/02)
LIFEMODEL MODERATELY CONSERVATIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND***
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                                    %               %
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   (SINCE 8/1/02)
LIFEMODEL MODERATELY CONSERVATIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND****
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                                    %               %
----------------------------------------------------------------------------------------------------------------------------------



1 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5000 capitalization weighted security returns are used to adjust the Wilshire 5000.

** The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

*** See page 34 for a description of the LifeModel Moderately Conservative Target Neutral Style Class Index Blend.

**** LifeModel Moderately Conservative Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index (40%) and Lehman Brothers Intermediate Government/Credit Bond Index (60%). The LifeModel Moderately Conservative Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                                        ASSET
                                                                      ALLOCATION
FIFTH THIRD LIFEMODEL CONSERVATIVE FUND SM                             STRATEGY
---------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE The Fund seeks income and capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in fixed income and equity securities.

PRINCIPAL INVESTMENT STRATEGIES The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional Shares. Because this is a conservative allocation fund, the majority of the Fund's assets will be invested in Fifth Third bond funds, although a portion of its assets will be invested in Fifth Third equity and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in debt securities, growth and value stocks, foreign securities, and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a heavy emphasis on bonds:


      o From 70% to 90% of the Fund's assets will be invested in Fifth Third bond funds.

      o From 10% to 30% of the Fund's assets will be invested in Fifth Third equity funds.

      o Up to 20% of the Fund's assets will be invested in Fifth Third money market funds.


The Fund invests its asset in the underlying mutual funds within the following ranges:


                                                                  PERCENTAGE OF
FUND NAME                                                         FUND HOLDINGS
Small Cap Growth Fund................................................     0-15%
Mid Cap Growth Fund..................................................     0-15%
Large Cap Core Fund .................................................     0-15%
Quality Growth Fund .................................................     0-15%
Small Cap Value Fund ................................................     0-15%
Multi Cap Value Fund ................................................     0-15%
Disciplined Large Cap Value Fund ....................................     0-15%
International Equity Fund ...........................................      0-5%
High Yield Bond Fund ................................................     0-20%
Bond Fund............................................................     0-60%
Intermediate Bond Fund...............................................     0-60%
Short Term Bond Fund.................................................     0-60%
Institutional Money Market Fund......................................     0-20%
U.S. Treasury Money Market Fund......................................     0-20%


The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Each LifeModel Fund SM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND. The Advisor will periodically adjust the baseline style class allocations.

LIFEMODEL CONSERVATIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND
Small Cap Growth Index 1 ............................................      1.3%
Small Cap Value Index 2 .............................................      1.3%
International Index 3 ...............................................      1.9%
Mid Cap Growth Index 4 ..............................................      2.2%
Mid Cap Value Index 5 ...............................................      2.2%
Large Cap Growth Index 6 ............................................      4.0%
Large Cap Value Index 7 .............................................      4.0%
Large Cap Core Index 8...............................................      3.1%
High Yield Bond Index 9..............................................      5.0%
Bond Index 10 .......................................................     15.0%
Intermediate Bond Index 11 ..........................................     40.0%
Short Term Bond Index 12 ............................................     20.0%

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

__________________________
1 The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

2 The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

3 The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE(R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

4 The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

5 The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

6 The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

7 The Large Cap Value Index represents the Russell 1000(R) Value Index. The Russell 1000(R) Value Index measures the performance of those Russell
      1000 companies with lower price-to-book ratios and lower forecasted growth values.

8 The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

9 The High Yield Bond Index represents the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master Index tracks the performance of below investment grade, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds must have at least one year remaining term to maturity, at least $100,000,000 par outstanding, and a fixed coupon schedule.

10 The Bond Index represents the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

11    The Intermediate Bond Index represents the Lehman Brothers
      Government/Credit Intermediate Index. The Lehman Brothers
      Government/Credit Intermediate Index is composed of 5,000 publicly-issued corporate and U.S. Government debt issues rated Baa or better, with at least one year to maturity and at least $150 million par outstanding.

12 The Short Term Bond Index represents the Merrill Lynch 1-3 Year Government Corporate Bond Index. The Merrill Lynch 1-3 Year Government Corporate Bond Index tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

FIFTH THIRD LIFEMODEL CONSERVATIVE FUND SM
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund are as follows:


INVESTMENTS IN MUTUAL FUNDS. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

EQUITY FUNDS. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risks," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Conservative Fund SM will be affected.

BOND FUNDS. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Conservative Fund SM will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

SMALLER COMPANIES. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

FOREIGN SECURITIES. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

EMERGING MARKETS. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                   [BAR CHART]

                      11.24%          3.83%          3.17%
                      ------------------------------------
                       2003            04             05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q2 2003               5.81%
Worst quarter:                Q2 2004              -1.37%
Year to Date Return (1/1/06 to 9/30/06):             ___%

FIFTH THIRD LIFEMODEL CONSERVATIVE FUND SM
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 INCEPTION DATE       PAST YEAR    SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                                 8/1/02
   Return Before Taxes                                                                                  3.17%           5.98%
   Return After Taxes on Distributions 1                                                                1.84%           4.69%
   Return After Taxes on Distributions and
     Sale of Fund Shares 1                                                                              2.26%           4.41%
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   (SINCE 8/1/02)
WILSHIRE 5000 INDEX*                                                                                    6.32%          13.43%
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   (SINCE 8/1/02)
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX(R)**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                                  1.57%           4.09%
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   (SINCE 8/1/02)
LIFEMODEL CONSERVATIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND***
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                                      %               %
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   (SINCE 8/1/02)
LIFEMODEL CONSERVATIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND****
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                                      %               %
----------------------------------------------------------------------------------------------------------------------------------



1 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


* The Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5000 capitalization weighted security returns are used to adjust the Wilshire 5000 Index.


** The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

*** See page 38 for a description of the LifeModel Conservative Target Neutral Style Class Index Blend.

**** LifeModel Conservative Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index (20%) and Lehman Brothers Intermediate Government/Credit Bond Index (80%). The LifeModel Conservative Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                                       STRATEGIC
                                                                        INCOME
FIFTH THIRD STRATEGIC INCOME FUND                                      STRATEGY
----------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE High level of income consistent with reasonable risk. Achieving capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, common stocks, preferred stocks and common and preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares. The Fund's investment in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.


The Fund will respond to and attempt to anticipate economic and market trends. The Advisor seeks to provide value by investing in asset classes that are most attractive based on their risks and in companies with cheap (e.g., attractive price to cash flow ratio) cash flows in each asset class. The Adviser may invest in debt securities of any maturity, and will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities during periods when it believes interest rates will decline. The Adviser seeks to maximize risk-adjusted returns through fundamental research, quantitative modeling, and capital structure analysis. The Fund seeks returns, unlike traditional investment grade fixed income funds investing in various asset classes. The Adviser believes that a low correlation between various asset classes leads to stability of expected returns.

In selecting corporate debt securities for the Fund, the Advisor intends to invest principally in securities rated BBB or better by Standard & Poor's, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Advisor to be sound and consistent with an objective of reasonable risk. The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by Standard & Poor's and/or
(ii) unrated securities which, in the opinion of the Advisor, are of quality comparable to those rated BB or lower. Securities rated lower than BBB by Standard & Poor's, sometimes referred to as "junk bonds," are lower-rated securities and have speculative characteristics.

Investments may be made in any diversified closed-end income fund as long as the Fund's total portfolio maintains no more than 20% of its assets in securities rated BB or lower. The Fund may consider closed-end funds as a "pass through" security, and will look at the composition of the underlying portfolio. Therefore, the Fund may invest in any single closed-end fund even if the underlying portfolio contains more than 20% of its assets invested in securities rated BB or lower. Such closed-end funds may invest in debt securities of United States or foreign issuers.

The Adviser will look to manage risk through several strategies, which will typically include: maintaining certain minimum and maximum sector and position weightings; limiting investment in non-investment grade securities to a maximum of 20% of the portfolio; and monitoring tracking error and other risk statistics relative to the Lehman Aggregate Index.

The Advisor may consider selling one of the Fund's holdings when: deterioration in a company's strategic position, growth prospects, or financial reporting issues is detected, an individual security comprises too large a position in the portfolio, a company with declining financial fundamentals has risk volatility of more than one standard deviation in the Adviser's proprietary credit risk model a company's valuations are no longer attractive, or a better opportunity arises.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.


FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include INTEREST RATE RISK, which is the risk that prices of debt securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of debt securities fall. The net asset value of the Fund may also decrease during periods of rising interest rates. In addition, debt securities are subject to CREDIT RISK, which is the risk that an issuer of debt securities may default (fail to repay interest and principal when due). If an issuer defaults or the risk of such default is perceived to have increased, the Fund may lose all or part of its investment. The net asset value of the Fund may fall during periods of economic downturn when such defaults or risk of defaults increase. Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

CLOSED-END INVESTMENT COMPANY RISK. Investments in closed-end funds present additional risks to investors. Investment by the Fund in closed-end funds results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication. Such investments may be less liquid than other investments and often trade at a discount. In addition, since these closed-end funds invest in debt securities, they are subject to the same risks described above.

CURRENCY RISK. Certain of the closed-end funds in which the Fund invests may invest part or all of their assets in debt securities of foreign issuers. Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, the Fund may be subject to currency risk. Changes in foreign currency exchange rates may affect the closed-end fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gains, if any, to be distributed to shareholders by the closed-end fund. If the value of a foreign currency declines against the U.S. dollar, the value of the closed-end fund's assets denominated in that currency will decrease. Although these closed-end funds may enter into "hedging" transactions intended to minimize the risk of loss due to a decline in the value of the subject foreign currency, in some cases all or a portion of the closed-end fund's portfolio remains subject to this risk of loss.


FOREIGN INVESTMENT RISK. There are additional risks relating to political, economic, or regulatory conditions in foreign countries; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these

FIFTH THIRD STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

factors can make foreign investments of such closed-end funds more volatile and potentially less liquid than U.S. investments.

REIT RISK. The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.


PRE-PAYMENT/CALL RISK. The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES 1,2
--------------------------------------------------------------------------------

                                   [BAR CHART]

 9.22%   11.48%  3.55%   -5.60%  16.59%  13.12%  7.87%   10.33%  6.92%   1.93%
 -----------------------------------------------------------------------------
 1996      97     98       99      00      01     02       03     04      05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q2 2000               5.98%
Worst quarter:                Q4 1999              -4.73%
Year to Date Return (1/1/06 to 9/30/06):             ___%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005) 1
----------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION DATE      PAST YEAR     PAST 5 YEARS    PAST 10 YEARS
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES 2                                                3/10/85
   Return Before Taxes                                                                   1.93%          7.97%            7.35%
   Return After Taxes on Distributions 3                                                 0.61%          6.05%            4.83%
   Return After Taxes on Distributions and Sale of Fund Shares 3                         1.58%          5.72%            4.73%
----------------------------------------------------------------------------------------------------------------------------------
LEHMAN AGGREGATE (U.S.) INDEX*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                   %              %                %
----------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS INTERMEDIATE CREDIT BOND INDEX(R)**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                   1.42%          6.41%            6.20%
----------------------------------------------------------------------------------------------------------------------------------



1 On October 22, 2001, the Fifth Third/Maxus Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Strategic Income Fund.

2 For the period prior to October 22, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Fifth Third/Maxus Income Fund. For the period prior to September 1, 1998, the quoted performance reflects the performance of the Investor shares of the Fifth Third/Maxus Income Fund.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


* Effective September 29, 2006 the Fund changed its primary benchmark from the Lehman International Credit Bond Index to the Lehman Aggregate (U.S.) Index, retaining the Lehman International Credit Bond Index as its secondary benchmark. The Fund changed its primary benchmark to better correspond to the Fund's investment strategy.

** The Lehman Brothers Intermediate Credit Bond Index(R) is comprised of publicly issued, fixed rate, non-convertible investment grade dollar-denominated, SEC-registered corporate debt. Included are debts issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies or international agencies.

                                                                       SPECIALTY
FIFTH THIRD DIVIDEND GROWTH FUND                                       STRATEGY
----------------------------------------------------------------------
(FORMERLY KNOWN AS FIFTH THIRD SELECT STOCK FUND)

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund will normally concentrate its investments in a group of 35 to 65 stocks. The Fund is designed to provide long-term capital appreciation by investing primarily in high-quality companies with histories of rising earnings and dividends. The portfolio managers believe that high-quality companies have the potential to provide an increasing stream of income to shareholders and protect investment capital in down markets. In selecting suitable investments, the Advisor will attempt to find companies with a track record of consistent growth in earnings and dividends. The Advisor will focus on five key areas in implementing the Fund's investment strategy. First, the Advisor will employ quantitative screens to identify high-quality companies that meet market capitalization targets. The Advisor will evaluate widely-traded companies with market capitalizations greater than $2 billion-including large and some mid cap companies. Within this universe of companies, the Advisor will seek companies that are experiencing consistent earnings and dividend growth.


Second, the Advisor will rank each company based on the quality of earnings and dividends and the prospect for a continuation of earnings and dividends growth. The Advisor will employ screening tools that capture quantitative factors such as earnings and dividend quality rankings, earnings stability, and earnings and dividend growth - screening that will aid in the identification of attractive new ideas warranting further consideration.

Third, the Advisor will conduct an analysis of company fundamentals and historical valuations. The Advisor will utilize a stock selection approach that is fundamentally based and focuses on issues related to the quality of management, product development, reputation, financial progress, business models, and enterprise risks.

Fourth, the Fund's disciplined approach will continue once a stock is purchased and the Advisor will closely monitor risk factors of the portfolio and seek to control risk by adjusting sector weights and diversifying the portfolio as it deems appropriate. Finally, the Advisor will employ a consistent sell strategy. If a stock that was chosen for the portfolio no longer meets the pre-established parameters, or if another company is identified to have greater fundamental potential, the stock may be sold.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

NON-DIVERSIFICATION RISK. The Fund is a non-diversified fund with regard to issuers of securities. As a result, it does not have to invest in as many issuers as a diversified fund and, thus, could be significantly affected by the performance of one or a small number of issuers. Because the Fund is non-diversified, a single security's increase or decrease in value may have a greater impact on the Fund's net asset value and total return and the Fund also could produce lower yields and be subject to higher volatility during some periods.

EQUITY SECURITIES RISK. Equity securities may be subject to sudden and unpredictable drops in value or periods of lackluster performance.

GROWTH SECURITIES RISK. The Fund invests in growth oriented stocks. Growth stocks are those that have a history of above average growth or that are expected to enter periods of above average growth. Growth stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

LARGER COMPANY RISK. Larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

MEDIUM-SIZED COMPANY RISK. Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger companies have.

DIVIDEND SECURITIES RISK. Stocks that pay regular dividends provide investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

FIFTH THIRD DIVIDEND GROWTH FUND
--------------------------------------------------------------------------------

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES 1,2
--------------------------------------------------------------------------------

                                   [BAR CHART]

 22.44%  35.43%  32.94%  11.64%  -19.76% -21.81% -29.69% 20.37%  4.52%   4.46%
 -----------------------------------------------------------------------------
  1996     97      98      99      00      01      02      03     04      05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q4 1998              24.93%
Worst quarter:                Q1 2001             -18.65%
Year to Date Return (1/1/06 to 9/30/06):             ___%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005) 1
----------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION DATE      PAST YEAR     PAST 5 YEARS    PAST 10 YEARS
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES 2                                                3/4/85
   Return Before Taxes                                                                   4.46%          -6.29%           3.62%
   Return After Taxes on Distributions 3                                                 4.46%          -6.29%           2.26%
   Return After Taxes on Distributions and Sale of Fund Shares 3                         2.90%          -5.24%           2.37%
----------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX(R)* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                    4.91%           0.54%           9.07%
----------------------------------------------------------------------------------------------------------------------------------
RUSSELL 1000(R) INDEX** (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)              6.27%           1.07%           9.29%
----------------------------------------------------------------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX                                                                5.26%          -3.58%           6.73%
----------------------------------------------------------------------------------------------------------------------------------



1 Effective August 1, 2005, the investment strategies, policies and risks of the Fifth Third Select Stock Fund were modified and the fund was renamed the Fifth Third Dividend Growth Fund.

2 The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period from March 6, 1998 through August 10, 1998 reflects the performance for Class A shares of the Dividend Growth Fund (formerly the Select Stock Fund). On March 6, 1998, the Pinnacle Fund, a registered open-end investment company managed by Heartland Capital Management, Inc. was merged into the Select Stock Fund. For the period prior to March 6, 1998, the quoted performance of Class A shares reflects the performance of Class A shares of the Pinnacle Fund. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The Fund has changed its benchmark from the Russell 1000(R) Index to the S&P 500 Index(R), effective August 1, 2005, in order to better represent the Fund's investment policies for comparison purposes.

** The Russell 1000(R) Index is an unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, and represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.

                                                                       SPECIALTY
FIFTH THIRD TECHNOLOGY FUND                                            STRATEGY
----------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.


Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of technology companies. The technology companies in which the Fund typically invests include U.S. and, to a lesser extent, foreign companies.

Technology companies are those that are substantially engaged in developing products, processes or services that provide technological advances. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media and information services, and biotechnology. They also may include companies in more traditional industries, such as securities brokers and retailers that have extensively used technological advances to develop new or to improve existing products or processes.

The Fund generally takes a growth approach to selecting stocks, looking for established companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance.

TECHNOLOGY SECURITIES RISK. The Fund, by concentrating in technology stocks, assumes the risks of holding technology stocks. For example, technology stocks tend to:


      o   fluctuate in price more widely and rapidly than the market as a whole

      o underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology stocks are out of favor

      o   decline in price due to sector specific developments

      o be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants.


SMALLER AND MEDIUM-SIZED COMPANIES RISK. To the extent that the Fund invests in mid cap and small cap stocks, it takes on additional risks. For instance, mid cap and small cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to be unseasoned issuers with new products and less experienced management.

GROWTH SECURITIES RISK. The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks. The Fund's performance may also suffer if certain stocks do not perform as the portfolio management team expected.

FOREIGN INVESTMENT RISK. Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses.

EMERGING MARKETS RISK. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

IPO RISK. To the extent the Fund invests in companies whose shares are being, or recently have been, offered to the public for the first time, the Fund takes on additional risks, including risks associated with inexperienced management, the risk that a liquid secondary trading market may not develop and risks of greater market volatility often associated with the securities sold in initial public offerings.

TURNOVER RISK. Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

FIFTH THIRD TECHNOLOGY FUND
--------------------------------------------------------------------------------


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.


The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                   [BAR CHART]

            -33.22%       -42.00%      88.22%      -6.91%     7.52%
            -------------------------------------------------------
              2000           02           03          04        05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q2 2003              41.08%
Worst quarter:                Q3 2001             -35.41%
Year to Date Return (1/1/06 to 9/30/06):             ___%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
----------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION DATE     PAST YEAR    PAST 5 YEARS    SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                   6/5/00
Return Before Taxes                                                                     7.52%                          -10.44%
   Return After Taxes on Distributions 1                                                7.52%                          -10.50%
   Return After Taxes on Distributions and Sale of Fund Shares 1                        4.89%                           -8.52%
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   (SINCE 6/1/00)
MERRILL LYNCH 100 TECHNOLOGY INDEX*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                  5.87%                          -11.61%
----------------------------------------------------------------------------------------------------------------------------------



1 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Merrill Lynch 100 Technology Index is an equal-dollar weighted index of 100 stocks designed to measure the performance of a cross-section of large, actively traded technology stocks and ADRs.

                                                                       SPECIALTY
FIFTH THIRD INTERNATIONAL EQUITY FUND                                  STRATEGY
----------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities and at least 65% of its total assets in securities of non-U.S. companies. The companies whose securities are represented in the Fund's portfolio are located in at least three countries other than the U.S.

The Fund uses a top-down strategy of selecting securities in its portfolio. It allocates assets among geographic regions and individual countries and sectors, rather than emphasizing individual stock selection. The Fund capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based on three factors: (i) valuation, (ii) fundamental change, and (iii) market momentum/technicals. Valuation factors include price/book values and price/cash earnings. Fundamental change factors include incremental shifts in economic growth, interest rates, the political, social, business, and regulatory environment, and monetary and fiscal policy. Market momentum/technical factors include market capitalization, liquidity, volatility, and investor sentiment.

The Fund's investment subadvisor analyzes both the global economic environment and the economies of countries throughout the world, focusing mainly on the industrialized countries comprising the Morgan Stanley Capital International Europe, Australasia, and Far East Index(R) (the "EAFE Index"). Although the Fund invests primarily in established foreign securities markets, from time to time, it may also invest in emerging market countries and, with regard to such investments, may make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries. In selecting stocks in a specific country or sector, the Fund invests in "baskets" of common stocks and other equity securities. By investing in these "baskets," the Fund generally attempts to replicate a broad market index (which is usually the Morgan Stanley Capital International Index or other index for a specific country or sector) in order to track the underlying performance of that index. Because the Fund employs a top-down strategy, the portfolio construction does not lend itself to individual stock selection. The Fund may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and may not serve their intended purposes.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities, such as, the risk of sudden and unpredictable drops in value or periods of lackluster performance.

FOREIGN INVESTMENT RISK. Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses.

EMERGING MARKETS RISK. The risks associated with foreign investments usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

CURRENCY RISK. The Fund's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Fund's investments.

DERIVATIVES RISK. The Fund may invest in derivatives, and may use certain techniques, such as hedging, to manage currency risks as well as to gain exposure to foreign markets. The primary risks of derivatives are: (1) changes in the market value of securities, and of derivatives relating to those securities, may not be proportionate; (2) there may not be a liquid market to sell a derivative, which could result in difficulty closing a position; and (3) certain derivatives can magnify the extent of losses incurred due to changes in market value. In addition, some derivative are subject to counterparty risk.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES 1
--------------------------------------------------------------------------------

8.54%  7.96%  19.45%  26.11%  -14.24%  -17.90%  -13.77  33.26%  15.96%  13.97%
------------------------------------------------------------------------------
1996    97      98      99      00       01       02      03      04      05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q4 1999              17.74%
Worst quarter:                Q3 2002             -17.95%
Year to Date Return (1/1/06 to 9/30/06):             ___%


_____________________
1 The Fund first offered Institutional shares on October 9, 1998. The quoted performance of Institutional shares for the period prior to October 9, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expense structure.

FIFTH THIRD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
----------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION DATE     PAST YEAR    PAST 5 YEARS     PAST 10 YEARS
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES 1                                                8/18/94
Return Before Taxes                                                                    13.97%         4.51%             6.56%
   Return After Taxes on Distributions 2                                               13.43%         4.16%             5.08%
   Return After Taxes on Distributions and Sale of Fund Shares 2                       10.12%         3.78%             4.92%
----------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                 14.02%         4.94%             6.18%
----------------------------------------------------------------------------------------------------------------------------------



1 The Fund first offered Institutional shares on October 9, 1998. The quoted performance of Institutional shares for the period prior to October 9, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expense structure.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Morgan Stanley Capital International EAFE Index(R) is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

                                                                          FIXED-
                                                                          INCOME
FIFTH THIRD HIGH YIELD BOND FUND                                          STYLE
-------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE High level of income. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in non-investment grade debt securities. The Fund generally invests in non-investment grade debt securities of domestic corporations. Non-investment grade securities are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). These securities are often referred to as "junk bonds" and are considered speculative. The Fund expects to hold securities with an average maturity of between 6 and 10 years, but the holding period average may vary between 4 and 12 years.

In selecting portfolio securities, the Fund's Subadvisor analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability. Having developed certain industry biases resulting from the current macroeconomic environment, the Subadvisor implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure. The Subadvisor then conducts a rigorous credit selection process in order to identify securities that offer attractive investment opportunities. Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund's portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund's portfolio.

When the Subadvisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include INTEREST RATE RISK, which is the tendency of bond prices to fall when interest rates rise and CREDIT RISK, which is the risk of an issuer defaulting on its obligations of paying principal and interest. Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase. The prices of long term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.

NON-INVESTMENT GRADE SECURITIES Non-investment grade debt securities are considered speculative and, compared to investment grade securities, tend to have:

      o more volatile prices and increased price sensitivity to changing interest rates and to adverse economic and business developments;

      o   greater risk of loss due to default or declining credit quality;

      o greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments; and

      o greater susceptibility to negative market sentiments leading to depressed prices and decreased liquidity.

Non-investment grade debt securities present a higher degree of credit risk because their issuers are often highly leveraged and may not have more traditional methods of financing available to them. As a result, their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because these securities generally are unsecured and subordinated to the prior payment of senior indebtedness. The Fund also may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

Under rating agency guidelines, medium- and lower-rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Medium- and lower-rated securities may have poor prospects of ever attaining any real investment standing, may have a current identifiable vulnerability to default or be in default, may be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or may be likely to be in default or not current in the payment of interest or principal. Such securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. It is possible that these types of factors could reduce the value of securities held by the Fund with a commensurate effect on the value of the Fund's shares.


Changes by the primary rating agencies in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. The ratings of S&P, Moody's and other rating agencies generally represent the opinions of those organizations as to the quality of the securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality, are subject to change and do not evaluate the market risk or liquidity of the securities.

FIFTH THIRD HIGH YIELD BOND FUND
--------------------------------------------------------------------------------


LIQUIDITY RISK. In addition, secondary markets for non-investment grade debt securities are not as liquid as the secondary markets for higher-rated corporate debt securities. The secondary markets for non-investment grade corporate debt securities are concentrated in relatively few market makers, and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and funds. The trading volume for non-investment grade corporate debt securities is generally lower than that for higher-rated corporate debt securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the ability of the Fund to dispose of particular portfolio investments, may adversely affect the Fund's net asset value and may limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value. If the Fund is not able to obtain precise or accurate market quotations for a particular security, it will become more difficult to value the Fund's portfolio securities, and a greater degree of judgment may be necessary in making such valuations. Less liquid secondary markets may also affect the ability of the Fund to sell securities at their fair value. If the secondary markets for non-investment grade securities contract due to adverse economic conditions or for other reasons, certain liquid securities in the Fund's portfolio may become illiquid and the proportion of the Fund's assets invested in illiquid securities may significantly increase.

REGULATORY RISK. Prices for non-investment grade debt securities may be affected by legislative and regulatory developments, which could adversely affect the Fund's net asset value and investment practices, the secondary market for non-investment grade securities, the financial condition of issuers of these securities and the value of outstanding non-investment grade securities.

VOLATILITY AND PERFORMANCE INFORMATION This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

                                                                          FIXED-
                                                                          INCOME
FIFTH THIRD BOND FUND                                                     STYLE
-------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE High current income. Capital growth is a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in bonds. The bonds in which the Funds invests include U.S. Government securities and corporate debt securities, including mortgage-backed securities. Corporate bonds are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

The Fund tends to be invested in high quality bonds with maturities ranging from overnight to thirty years in length. The Fund is managed for growth of capital but with less volatility than a bond fund investing in lower quality securities. In selecting bond securities, the Advisor considers, among other things, the remaining maturity, the stated interest rate, the price of the security, the financial condition of the issuer and the issuer's prospects for long-term growth of earnings and revenues.

U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie
Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.


The Fund reserves the right to invest up to 20% of its assets in other securities, such as high yield securities, foreign bonds, and money market instruments.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include INTEREST RATE RISK, which is the tendency of bond prices to fall when interest rates rise and CREDIT RISK, which is the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity. Generally, the price of a bond moves in the opposite direction from interest rates. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuers may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury. As interest rates fall, the price of a bond tends to increase.

PRE-PAYMENT/CALL RISK. The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

NON-INVESTMENT GRADE SECURITIES RISK. From time to time, the Fund's portfolio could be significantly invested in some of the highest quality debt securities, which tend not to provide the same opportunity for current income or capital growth as lower grade securities, or in BBB/Baa rated debt securities, which generally have more speculative investment characteristics than higher grade debt securities. High yield, or non-investment grade, securities (also known as "junk bonds") are those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by S&P/Moody's) and are considered speculative. Compared to investment grade debt securities, non-investment grade debt securities tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments. In addition, compared to investments in investment grade securities, investments in non-investment grade securities are subject to greater risk of loss due to default or a decline in credit quality, a greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and greater susceptibility to negative market sentiment, leading to depressed prices and decreased liquidity.

FOREIGN INVESTMENT RISK. Investments in foreign bonds are subject to special risks in addition to those to which U.S. investments are subject. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and less liquid than U.S. investments.

FIFTH THIRD BOND FUND
--------------------------------------------------------------------------------

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES 1
--------------------------------------------------------------------------------

                                   [BAR CHART]

1.19%  10.55%   9.29%  -4.41%   11.91%   7.25%    9.42%   3.20%   3.68%   2.11%
--------------------------------------------------------------------------------
1996     97       98     99       00      01       02      03      04      05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q3 2001               5.24%
Worst quarter:                Q1 1996              -3.63%
Year to Date Return (1/1/06 to 9/30/06):             ___%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005) 1
----------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION DATE     PAST YEAR    PAST 5 YEARS    SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES 1                                                3/20/95
Return Before Taxes                                                                     2.11%         5.10%             6.28%
   Return After Taxes on Distributions 2                                                0.53%         3.35%             3.83%
   Return After Taxes on Distributions and Sale of Fund Shares 2                        1.41%         3.30%             3.84%
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   (SINCE 4/1/95)
LEHMAN BROTHERS AGGREGATE BOND INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                  2.43%         5.87%             6.91%
----------------------------------------------------------------------------------------------------------------------------------



1 On October 29, 2001, the Kent Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Bond Fund. As such, for the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Income Fund.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman Brothers Aggregate Bond Index(R) is an unmanaged total return index measuring both capital price changes and income index provided by the underlying universe of securities and is generally representative of the performance of the bond market as a whole.

                                                                          FIXED-
                                                                          INCOME
FIFTH THIRD INTERMEDIATE BOND FUND                                        STYLE
-------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE High level of current income.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in bonds. The Fund typically invests the following types of investment grade bonds: corporate securities, asset-backed securities, mortgage-backed securities, and U.S. Government securities. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents. The Fund's dollar-weighted average maturity will range from more than three years to less than ten years.

U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie
Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

The Fund strives to manage its portfolio so that it receives a fairly consistent level of income regardless of fluctuations in interest rates. Additionally, the Fund may seek some capital appreciation, especially when bond prices are rising, if the Advisor believes that the Fund can realize such appreciation without foregoing its objective of high current income.


The Fund reserves the right to invest up to 20% of its assets in other securities, such as high yield securities, foreign bonds, and money market instruments.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include INTEREST RATE RISK, which is the tendency of bond prices to fall when interest rates rise and CREDIT RISK, which is the risk of an issuer defaulting on its obligations of paying principal and interest. Generally, the price of a bond moves in the opposite direction from interest rates. As interest rates fall, the price of a bond tends to increase. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuers may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.

PRE-PAYMENT/CALL RISK. The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages are often prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

NON-INVESTMENT GRADE SECURITIES RISK. From time to time, the Fund's portfolio could be significantly invested in some of the highest quality debt securities, which tend not to provide the same opportunity for current income or capital growth as lower grade securities, or in BBB/Baa rated debt securities, which generally have more speculative investment characteristics than higher grade debt securities. High yield, or non-investment grade, securities (also known as "junk bonds") are those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by S&P/Moody's) and are considered speculative. Compared to investment grade debt securities, non-investment grade debt securities tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments. In addition, compare to investments in investment grade securities, investments in non-investment grade securities are subject to greater risk of loss due to default or a decline in credit quality, a greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and greater susceptibility to negative market sentiment, leading to depressed prices and decreased liquidity.

FIFTH THIRD INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------


FOREIGN INVESTMENT RISK. In addition, in foreign bonds are subject to special risks in addition to those to which U.S. investments are subject. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and less liquid than U.S. investments.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES 1
--------------------------------------------------------------------------------

                                   [BAR CHART]

3.01%   7.80%   7.65%   -1.22%    9.74%   8.34%   8.61%   2.76%   2.54%   1.24%
--------------------------------------------------------------------------------
1996     97       98      99       00      01      02      03      04      05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best Quarter                  Q3 2001               4.72%
Worst Quarter                 Q2 2004              -2.64%
Year to Date Return (1/1/06 to 9/30/06):                %


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005) 1
----------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION DATE     PAST YEAR    PAST 5 YEARS     PAST 10 YEARS
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES 1                                                11/2/92
Return Before Taxes                                                                     1.24%         4.65%             4.98%
   Return After Taxes on Distributions 2                                               -0.30%         2.93%             2.86%
   Return After Taxes on Distributions and Sale of Fund Shares 2                        0.80%         2.94%             2.92%
----------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                  1.58%         5.50%             5.80%
----------------------------------------------------------------------------------------------------------------------------------



1 On October 29, 2001, the Kent Intermediate Bond Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Intermediate Bond Fund. As such, for the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Intermediate Bond Fund.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

                                                                          FIXED-
                                                                          INCOME
FIFTH THIRD SHORT TERM BOND FUND                                          STYLE
-------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Current income.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in bonds. The securities debt bonds in which the Fund invests typically include corporate, mortgage backed securities, asset backed securities, and U.S. Government securities.

U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie
Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.


The Fund will maintain a dollar-weighted average portfolio maturity of less than three years. While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as high yield securities, foreign bonds, and money market instruments.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.


The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include INTEREST RATE RISK, which is the tendency of bond prices to fall when interest rates rise and CREDIT RISK, which is the risk of an issuer defaulting on its obligations of paying principal and interest. Generally, the price of a bond moves in the opposite direction from interest rates. As interest rates fall, the price of a bond tends to increase. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuers may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.

PRE-PAYMENT/CALL RISK. The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages are often prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

NON-INVESTMENT GRADE SECURITIES RISK. The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a rating agency in one of the four highest rating categories. Some of the obligations may be below investment grade. Obligations rated in the fourth highest rating category and below involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities. High yield, or non-investment grade securities (also known as "junk bonds") are those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by S&P/Moody's) and are considered speculative. Compared to investment grade debt securities, non-investment grade debt securities tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments, greater risk of loss due to default or a decline in credit quality, greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and greater susceptibility to negative market sentiment, leading to depressed prices and decreased liquidity.

FOREIGN INVESTMENT RISK. Investments in foreign bonds are subject to special risks in addition to those to which U.S. investments are subject. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and less liquid than U.S. investments.

FIFTH THIRD SHORT TERM BOND FUND
--------------------------------------------------------------------------------


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.


The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES 1
--------------------------------------------------------------------------------

                                   [BAR CHART]

4.22%   6.42%   6.14%    2.50%   8.12%   7.90%   4.84%    2.03%   0.74%   1.66%
--------------------------------------------------------------------------------
1996     97       98      99      00      01      02       03      04      05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best Quarter                  Q3 2001               3.19%
Worst Quarter                 Q2 2004              -1.08%
Year to Date Return (1/1/06 to 9/30/06):                %


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005) 1
----------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION DATE     PAST YEAR    PAST 5 YEARS     PAST 10 YEARS
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES 1                                                11/2/92
Return Before Taxes                                                                     1.66%         3.40%             4.42%
   Return After Taxes on Distributions 2                                                0.36%         1.86%             2.43%
   Return After Taxes on Distributions and Sale of Fund Shares 2                        1.07%         1.98%             2.53%
----------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH 1-3 YEAR GOVERNMENT CORPORATE INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                  1.75%         4.06%             5.03%
----------------------------------------------------------------------------------------------------------------------------------
CONSUMER PRICE INDEX**                                                                  3.42%         2.49%             2.52%
----------------------------------------------------------------------------------------------------------------------------------
91-DAY TREASURY BILL***                                                                 3.07%         2.11%             3.63%
----------------------------------------------------------------------------------------------------------------------------------



1 On October 29, 2001, the Kent Short Term Bond Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Short Term Bond Fund. As such, for the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Short Term Bond Fund.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Merrill Lynch 1-3 Year Government Corporate Index(R) is an unmanaged index trading short-term U.S. Government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and
      2.99 years.

** The Consumer Price Index is an unmanaged index measuring price increases in a standardized "market basket" of goods.

*** The 91-day Treasury Bill return tracks the investment return paid on U.S. Treasury bills maturing in 91 days.

                                                                          FIXED-
                                                                          INCOME
FIFTH THIRD U.S. GOVERNMENT BOND FUND                                     STYLE
-------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE High level of current income. Capital growth is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government bonds.


U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie
Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.


In selecting portfolio securities, the Fund generally considers, among other things, stated interest rates and the price of a security. The Fund attempts to limit volatility of Fund share prices by managing the average life of the Fund's investment portfolio. The Fund seeks to maintain a dollar-weighted average maturity of between two and ten years.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.

The Advisor may actively manage the Fund's duration to attempt to capture excess returns, as related to the Fund benchmark. The Advisor may consider selling one of the Fund's holdings when there is a dramatic shift in interest rates, the portfolio mix is not considered optimal, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include INTEREST RATE RISK, which is the tendency of bond prices to fall when interest rates rise and CREDIT RISK, which is the risk of an issuer defaulting on its obligations of paying principal and interest. Generally, the price of a bond moves in the opposite direction from interest rates. As interest rates fall, the price of a bond tends to increase. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuers may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.

PRE-PAYMENT/CALL RISK. The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

FIFTH THIRD U.S. GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES 1
--------------------------------------------------------------------------------

                                   [BAR CHART]

2.45%   7.14%   7.50%    0.18%   9.48%   7.66%   8.78%   1.49%   2.00%    1.57%
--------------------------------------------------------------------------------
1996     97       98      99      00      01      02      03      04       05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best Quarter                  Q3 2001               4.83%
Worst Quarter                 Q2 2004              -2.25%
Year to Date Return (1/1/06 to 9/30/06):                %


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
----------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION DATE     PAST YEAR    PAST 5 YEARS     PAST 10 YEARS
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES 1                                                 1/1/86
   Return Before Taxes                                                                  1.57%         4.25%             4.77%
   Return After Taxes on Distributions 2                                                0.34%         2.79%             2.95%
   Return After Taxes on Distributions
       and Sale of Fund Shares 2                                                        1.07%         2.77%             2.95%
----------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                  1.58%         5.50%             5.80%
----------------------------------------------------------------------------------------------------------------------------------



1 The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman Brothers Intermediate Government Bond Index(R) is an unmanaged index generally representative of intermediate-term government bonds.

                                                                          FIXED-
                                                                          INCOME
FIFTH THIRD MUNICIPAL BOND FUND                                           STYLE
-------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Current income that is exempt from federal income tax.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions that pay interest that is exempt from federal income taxes. The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The Fund maintains a dollar-weighted average portfolio maturity of between five and twenty-five years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality (for example, BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's).


While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain. The Advisor may consider selling a security if it falls below the minimum credit quality required for purchase.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in an issuer's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuation is no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include INTEREST RATE RISK, which is the tendency of bond prices to fall when interest rates rise and CREDIT RISK, which is risk of an issuer defaulting on its obligations of paying principal and interest. Generally, the price of a bond moves in the opposite direction from interest rates. As interest rates fall, the price of a bond tends to increase. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

LOWER-RATED SECURITIES RISK. The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

POLITICAL RISK. The Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return.

LIMITED OBLIGATION SECURITIES RISK. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse.

TAX RISK. Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES 1
--------------------------------------------------------------------------------

                                   [BAR CHART]

3.92%   8.59%   5.71%   -3.26%   12.40%   4.07%   9.65%   4.69%   3.07%   1.97%
--------------------------------------------------------------------------------
1996     97       98      99       00      01      02      03      04      05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                 Q4 2000               5.01%
Worst quarter:                Q2 2004              -2.57%
Year to Date Return (1/1/06 to 9/30/06):             ___%


__________________
1 For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Tax-Free Income Fund. On October 29, 2001, the Kent Tax-Free Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Municipal Bond Fund.

FIFTH THIRD MUNICIPAL BOND FUND
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005) 1
----------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION DATE     PAST YEAR    PAST 5 YEARS    SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES 1                                                3/20/95
Return Before Taxes                                                                     1.97%         4.66%             5.43%
   Return After Taxes on Distributions 2                                                1.23%         4.08%             5.08%
   Return After Taxes on Distributions and Sale of Fund Shares 2                        3.44%         4.44%             5.18%
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   (SINCE 4/1/95)
LEHMAN BROTHERS MUNICIPAL BOND INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                  3.51%         5.59%             6.22%
----------------------------------------------------------------------------------------------------------------------------------



1 On October 29, 2001, the Kent Tax-Free Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Municipal Bond Fund. As such, for the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Tax-Free Income Fund.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman Brothers Municipal Bond Index(R) is an unmanaged index that is generally representative of the municipal bond market. The index is comprised of 8,000-investment grade, fixed rate tax exempt securities with remaining maturities of at least one year.

                                                                          FIXED-
                                                                          INCOME
FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND                              STYLE
-------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE High level of current income that is exempt from federal regular income taxes.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in municipal bonds obligations. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions that pay interest that is exempt from federal income taxes. The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The Fund maintains a dollar-weighted average portfolio maturity of between three and ten years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality (for example, BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's).


While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain. The Advisor may consider selling a security if it falls below the minimum credit quality required for purchase.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in an issuer's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuation is no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include INTEREST RATE RISK, which is the tendency of bond prices to fall when interest rates rise and CREDIT RISK, which is the risk of an issuer defaulting on its obligations of paying principal and interest. Generally, the price of a bond moves in the opposite direction from interest rates. As interest rates fall, the price of a bond tends to increase.The price of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

LOWER-RATED SECURITIES RISK. The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

POLITICAL RISK. The Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse.

TAX RISK. Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES 1
--------------------------------------------------------------------------------

                                   [BAR CHART]

3.41%   7.07%   5.37%   -1.04%   8.99%   4.73%   8.24%   3.26%   2.06%   1.21%
--------------------------------------------------------------------------------
1996     97      98       99      00      01      02      03      04      05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                    Q3 2002               3.56%
Worst quarter:                   Q2 2004              -2.02%
Year to Date Return (1/1/06 to 9/30/06):                ___%


____________________
1 For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Intermediate Tax-Free Fund. On October 29, 2001, the Kent Intermediate Tax-Free Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Intermediate Municipal Bond Fund.

FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005) 1
----------------------------------------------------------------------------------------------------------------------------
                                                                  INCEPTION DATE   PAST YEAR   PAST 5 YEARS   PAST 10 YEARS
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES 1                                              12/16/92
   Return Before Taxes                                                               1.21%        3.87%           4.29%
   Return After Taxes on Distributions 2                                             0.94%        3.57%           4.12%
   Return After Taxes on Distributions and Sale of Fund Shares 2                     2.17%        3.73%           4.19%
----------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS QUALITY INTERMEDIATE MUNICIPAL BOND INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                   %            %               %
----------------------------------------------------------------------------------------------------------------------------



1 On October 29, 2001, the Kent Intermediate Tax-Free Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Intermediate Municipal Bond Fund. As such, for the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Intermediate Tax-Free Fund.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman Brothers Quality Intermediate Municipal Bond Index(R) is generally representative of intermediate term municipal bonds with a maturity between two and twelve years.

                                                                          FIXED-
                                                                          INCOME
FIFTH THIRD OHIO MUNICIPAL BOND FUND                                      STYLE
-------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Current income exempt from federal income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations that pay interest that is exempt from personal income taxes imposed by Ohio and its municipalities. The securities are generally issued by the State of Ohio, as well as counties, cities, towns, territories, and public authorities in Ohio. These securities pay interest that is exempt from personal income taxes imposed by Ohio and its municipalities. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions which pay interest that is exempt from federal income taxes. The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The Fund maintains a dollar-weighted average portfolio maturity of between three and ten years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality (for example, BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's).


While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain. The Advisor may consider selling a security if it falls below the minimum credit quality required for purchase.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in an issuer's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuation is no longer attractive or the intended profit has been realized, or a better opportunity arises.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. In addition, during times when the Fund assumes a temporary defensive posture, the Fund may invest in municipal bonds, the income on which is exempt from federal income tax but not exempt from Ohio personal income taxes. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities INCLUDE RATE RISK, which is the tendency of bond prices to fall when interest rates rise and CREDIT RISK, which is the risk of an issuer defaulting on its obligations of paying principal and interest. Generally, the price of a bond moves in the opposite direction from interest rates. As interest rates fall, the price of a bond tends to increase.The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

NON-DIVERSIFICATION RISK. This Fund is a non-diversified fund with regard to issuers of securities. As a result, it does not have to invest in as many issuers as a diversified fund and thus, could be significantly affected by the performance of one or a small number of issuers and a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return.

OHIO STATE-SPECIFIC RISK. Because the Fund is non-diversified and because it concentrates its investments in the securities of issuers in Ohio, certain factors including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, the Ohio economy relies to a significant degree on manufacturing. As a result, economic activity in Ohio tends to be cyclical, which may affect the market value of Ohio municipal securities or the ability of issuers to make timely payments of interest and principal. Actual or proposed changes in tax rates also may affect your net return.

LIMITED OBLIGATION SECURITIES RISK. In addition, because revenue bonds and limited obligation securities are not general obligations of the issuers, the Fund will have limited recourse in the event of a default or termination of these securities.

TAX RISK. Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

FIFTH THIRD OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES 1
--------------------------------------------------------------------------------

                                   [BAR CHART]

3.48%   6.92%   5.61%   -2.94%   8.87%   4.57%   7.85%   3.84%   1.98%   1.09%
--------------------------------------------------------------------------------
1996     97      98       99      00      01      02      03      04      05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                    Q3 2002               3.58%
Worst quarter:                   Q2 1999              -2.28%
Year to Date Return (1/1/06 to 9/30/06):                ___%


____________________
1 The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expense structure.



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
----------------------------------------------------------------------------------------------------------------------------
                                                                  INCEPTION DATE   PAST YEAR   PAST 5 YEARS   PAST 10 YEARS
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES 1                                                1/1/87
   Return Before Taxes                                                               1.09%        3.84%           4.07%
   Return After Taxes on Distributions 2                                             1.04%        3.80%           4.02%
   Return After Taxes on Distributions
       and Sale of Fund Shares 2                                                     1.97%        3.82%           4.04%
----------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS QUALITY INTERMEDIATE MUNICIPAL BOND INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                   %            %               %
----------------------------------------------------------------------------------------------------------------------------



1 The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expense structure.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman Brothers Quality Intermediate Municipal Bond Index(R) is generally representative of intermediate term municipal bonds with a maturity between two and twelve years.

                                                                          FIXED-
                                                                          INCOME
FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND                                  STYLE
-------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Current income that is exempt from federal income tax and Michigan personal income tax.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations issued by the State of Michigan or its political subdivisions. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions that pay interest that is exempt from federal income taxes. The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The Fund maintains a dollar-weighted average portfolio maturity of between two and five years. No security in the Fund will have a remaining maturity of more than ten years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality (for example BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's).

While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain. The Advisor may consider selling a security if it falls below the minimum credit quality required for purchase.


The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in an issuer's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuation is no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. In addition, during times when the Fund assumes a temporary defensive posture, the Fund may invest in municipal bonds, the income on which is exempt from federal income tax but not exempt from Michigan personal income taxes. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include INTEREST RATE RISK, which is the tendency of bond prices to fall when interest rates rise and CREDIT RISK, which is the risk of an issuer defaulting on its obligations of paying principal and interest. Generally, the price of a bond moves in the opposite direction from interest rates. As interest rates fall, the price of a bond tends to increase. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

LOWER-RATED SECURITIES RISK. The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a rating agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

MICHIGAN STATE-SPECIFIC RISK. Due to the level of investments in municipal obligations issued by the State of Michigan and its local political subdivisions, the performance of the Fund will be closely tied to the economic and political conditions in the State of Michigan, and, therefore, an investment in the Fund may be riskier than an investment in other types of bond funds. The State's economy is principally dependent upon manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. The Fund may also be subject to credit risks of municipal issuers which may have historically experienced periods of financial difficulties. When the Fund's assets are invested in obligations from revenues of similar projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) related to such securities to a greater extent than if its assets were not so invested.

TAX RISK. Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code which would create adverse tax consequences.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES 1
--------------------------------------------------------------------------------

                                   [BAR CHART]

3.51%   5.52%   4.75%   0.67%   6.31%   5.48%    6.21%   2.36%   1.07%   0.80%
--------------------------------------------------------------------------------
1996     97      98      99      00      01       02      03      04      05

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                    Q2 2002               2.87%
Worst quarter:                   Q2 2004              -1.38%
Year to Date Return (1/1/06 to 9/30/06):                ___%


____________________
1 For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Michigan Municipal Bond Fund. On October 29, 2001, the Kent Michigan Municipal Bond Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Michigan Municipal Bond Fund.

FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005) 1
----------------------------------------------------------------------------------------------------------------------------
                                                                  INCEPTION DATE   PAST YEAR   PAST 5 YEARS   PAST 10 YEARS
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES 1                                                5/3/93
   Return Before Taxes                                                               0.80%        3.16%           3.64%
   Return After Taxes on Distributions 2                                             0.80%        3.10%           3.61%
   Return After Taxes on Distributions and Sale of Fund Shares 2                     1.50%        3.15%           3.64%
----------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS 1-5 YEAR MUNICIPAL BOND INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                   %            %               %
----------------------------------------------------------------------------------------------------------------------------



1 On October 29, 2001, the Kent Michigan Municipal Bond Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Michigan Municipal Bond Fund. As such, for the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Michigan Municipal Bond Fund.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman Brothers 1-5 Year Municipal Bond Index(R) is representative of short term municipal bonds with a maturity between one and six years.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------

FEE TABLES
--------------------------------------------------------------------------------

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.


Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2006.


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                                  STOCK FUNDS--FEE TABLE
------------------------------------------------------------------------------------------------------------------------------------
                                                                         FIFTH THIRD    FIFTH THIRD     FIFTH THIRD    FIFTH THIRD
                                                                          SMALL CAP    MID CAP GROWTH     QUALITY       LARGE CAP
                                                                         GROWTH FUND        FUND        GROWTH FUND     CORE FUND
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                            None            None           None           None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS                                                     None            None           None           None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                                 None            None           None           None
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
MANAGEMENT FEES                                                             0.70%           0.80%          0.80%          0.70%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                                   None            None           None           None
------------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                __%             __%            __%            __%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                          __%             __%            __%            __%
------------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT                                       --              --             --             __% 1
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                  --              --             --             __%
------------------------------------------------------------------------------------------------------------------------------------


1 The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Large Cap Core Fund to 0.92%. These waivers and/or expense reimbursements will remain in effect until November 28, 2007. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                            STOCK FUNDS--FEE TABLE
------------------------------------------------------------------------------------------------------------------------
                                                                         FIFTH THIRD    FIFTH THIRD      FIFTH THIRD
                                                                         EQUITY INDEX    BALANCED         MICRO CAP
                                                                             FUND          FUND          VALUE FUND
------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                             None          None             None
------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                  None          None             None
------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                                  None          None             None
------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                              0.30%         0.80%            1.00%
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                                    None          None             None
------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                               0.32%         0.38%            0.35%
------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                         0.62%         1.18% 2          1.35%
------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT                                      0.43% 1         --               --
------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                 0.19%           --               --
------------------------------------------------------------------------------------------------------------------------


1 The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2006, to limit total annual fund operating expenses for the Equity Index Fund to 0.19%. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

2 The Funds' Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Balanced Fund to 0.96%. These waivers and/or expense reimbursements may be discontinued at any time.


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                            STOCK FUNDS--FEE TABLE
------------------------------------------------------------------------------------------------------------------------
                                                                         FIFTH THIRD    FIFTH THIRD      FIFTH THIRD
                                                                          SMALL CAP      MULTI CAP    DISCIPLINED LARGE
                                                                          VALUE FUND    VALUE FUND     CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                             None          None             None
------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                  None          None             None
------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                                  None          None             None
------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                              0.90%         1.00%            0.80%
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                                    None          None             None
------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                               0.30%         0.30%            0.27%
------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                         1.20%         1.30% 1          1.07%
------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT                                        --            --               --
------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                   --            --               --
------------------------------------------------------------------------------------------------------------------------


1 The Funds' Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Multi Cap Value Fund to 1.29%. These waivers and/or expense reimbursements may be discontinued at any time.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------



SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                          ASSET ALLOCATION STRATEGY--FEE TABLE
--------------------------------------------------------------------------------------------------------------------------
                                                                 FIFTH THIRD                 FIFTH THIRD
                                                   FIFTH THIRD    LIFEMODEL    FIFTH THIRD    LIFEMODEL      FIFTH THIRD
                                                    LIFEMODEL    MODERATELY     LIFEMODEL     MODERATELY      LIFEMODEL
                                                   AGGRESSIVE    AGGRESSIVE     MODERATE     CONSERVATIVE   CONSERVATIVE
                                                     FUND SM       FUND SM       FUND SM       FUND SM         FUND SM
--------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES      None          None          None           None            None
--------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS                               None          None          None           None            None
--------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                           None          None          None           None            None
--------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
   (as a percentage of average net assets)
--------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                       0.15%         0.15%         0.15%          0.15%           0.15%
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                             None          None          None           None            None
--------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                          __%           __%           __%            __%             __%
--------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                    __%           __%           __%            __%             __%
--------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT 1               __%           __%           __%            __%             __%
--------------------------------------------------------------------------------------------------------------------------
NET EXPENSES 2                                          __%           __%           __%            __%             __%
--------------------------------------------------------------------------------------------------------------------------


1 The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through _______________ to limit total annual fund operating expenses for the LifeModel Aggressive Fund SM, the LifeModel Moderately Aggressive Fund SM, the LifeModel Moderate Fund SM, the LifeModel Moderately Conservative Fund SM and the LifeModel Conservative Fund SM to 0.08%. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.


2 In addition to the operating expenses disclosed above, each Fund indirectly pays a portion of the expenses incurred by the underlying funds. The estimated average weighted expense ratios for the underlying funds of the LifeModel Aggressive Fund SM are 1.09%, of the LifeModel Moderately Aggressive Fund SM are 1.00%, of the LifeModel Moderate Fund SM are 0.92%, of the LifeModel Moderately Conservative Fund SM are 0.88% and of the LifeModel Conservative Fund SM are 0.79%.



SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                                  STOCK FUNDS--FEE TABLE
------------------------------------------------------------------------------------------------------------------------------------
                                                                         FIFTH THIRD     FIFTH THIRD    FIFTH THIRD   FIFTH THIRD
                                                                          STRATEGIC       DIVIDEND      TECHNOLOGY    INTERNATIONAL
                                                                         INCOME FUND     GROWTH FUND         FUND     EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                            None            None           None           None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS                                                     None            None           None           None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                                 None            None           None           None
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                             1.00%           0.80%          1.00%          1.00%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                                   None            None           None           None
------------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                __%             __%            __%            __%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                          __% 1           __%            __%            __%
------------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT                                       --              __% 2          --             __% 3
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                  --              __%            --             __%
------------------------------------------------------------------------------------------------------------------------------------


1 The Funds' Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Strategic Income Fund to 1.31%. These waivers and/or expense reimbursements may be discontinued at any time.

2 The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2007 to limit total annual fund operating expenses for the Fund to 0.73%. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 40 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

3 The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2007 to limit total annual fund operating expenses for the International Equity Fund to 1.35%. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------



SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                    BOND FUNDS--FEE TABLE
----------------------------------------------------------------------------------------------------------------------------
                                                   FIFTH THIRD   FIFTH THIRD   FIFTH THIRD    FIFTH THIRD     FIFTH THIRD
                                                   HIGH YIELD       BOND       INTERMEDIATE   SHORT TERM    U.S. GOVERNMENT
                                                   BOND FUND        FUND        BOND FUND      BOND FUND       BOND FUND
----------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES      None          None           None          None            None
----------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS                               None          None           None          None            None
----------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                           None          None           None          None            None
----------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
   (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                       0.70%         0.60%          0.55%         0.50%           0.55%
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                             None          None           None          None            None
----------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                          __%           __%            __%           __%             __%
----------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                    __%           __% 1          __% 1         __% 1           __% 1
----------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT 2               __%           --             --            --              --
----------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                            __%           --             --            --              --
----------------------------------------------------------------------------------------------------------------------------



1 The Funds' Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Bond Fund to 0.72%, for the Intermediate Bond Fund to 0.70%, for the Short Term Bond Fund to 0.64%, and for the U.S. Government Bond Fund to 0.69%. These waivers and/or expense reimbursements may be discontinued at any time.


2 The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2007 to limit total annual fund operating expenses for the High Yield Bond Fund to 0.74%. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                                  BOND FUNDS--FEE TABLE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        FIFTH THIRD     FIFTH THIRD    FIFTH THIRD
                                                                         FIFTH THIRD    INTERMEDIATE        OHIO        MICHIGAN
                                                                          MUNICIPAL      MUNICIPAL       MUNICIPAL      MUNICIPAL
                                                                          BOND FUND      BOND FUND      BOND FUND       BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                            None            None           None           None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                 None            None           None           None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                                 None            None           None           None
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                             0.55%           0.55%          0.55%          0.45%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                                   None            None           None           None
------------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                __%             __%            __%            __%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                          __% 1           __% 1          __% 1          __%
------------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT 2                                     --              --             --             __%
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                  --              --             --             __%
------------------------------------------------------------------------------------------------------------------------------------



1 The Funds' Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Municipal Bond Fund to 0.61%, for the Intermediate Municipal Bond Fund to 0.71% and for the Ohio Municipal Bond Fund to 0.79%. These waivers and/or expense reimbursements may be discontinued at any time.


2 The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2007 to limit total annual fund operating expenses for the Michigan Municipal Bond Fund to 0.68%. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------

EXPENSE EXAMPLES
--------------------------------------------------------------------------------

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.



STOCK FUNDS - INSTITUTIONAL SHARES                         1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------------------------------------------
FIFTH THIRD SMALL CAP GROWTH FUND                          $ 103       $ 322       $ 558      $ 1,236
-------------------------------------------------------------------------------------------------------
FIFTH THIRD MID CAP GROWTH FUND                            $ 111       $ 347       $ 601      $ 1,329
-------------------------------------------------------------------------------------------------------
FIFTH THIRD QUALITY GROWTH FUND                            $ 110       $ 343       $ 595      $ 1,317
-------------------------------------------------------------------------------------------------------
FIFTH THIRD LARGE CAP CORE FUND                            $  94       $ 321       $ 567      $ 1,271
-------------------------------------------------------------------------------------------------------
FIFTH THIRD EQUITY INDEX FUND                              $  19       $ 155       $ 303      $   733
-------------------------------------------------------------------------------------------------------
FIFTH THIRD BALANCED FUND                                  $ 120       $ 375       $ 649      $ 1,432
-------------------------------------------------------------------------------------------------------
FIFTH THIRD MICRO CAP VALUE FUND                           $ 137       $ 428       $ 739      $ 1,624
-------------------------------------------------------------------------------------------------------
FIFTH THIRD SMALL CAP VALUE FUND                           $ 122       $ 381       $ 660      $ 1,455
-------------------------------------------------------------------------------------------------------
FIFTH THIRD MULTI CAP VALUE FUND                           $ 132       $ 412       $ 713      $ 1,568
-------------------------------------------------------------------------------------------------------
FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND               $ 109       $ 340       $ 590      $ 1,306
-------------------------------------------------------------------------------------------------------



ASSET ALLOCATION
STRATEGY - INSTITUTIONAL SHARES                            1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL AGGRESSIVE FUND SM                    $ 8        $ 111       $ 224       $ 554
-------------------------------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND SM         $ 8        $ 105       $ 210       $ 520
-------------------------------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL MODERATE FUND SM                      $ 8        $ 100       $ 201       $ 497
-------------------------------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND SM       $ 8        $ 111       $ 224       $ 554
-------------------------------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL CONSERVATIVE FUND SM                  $ 8        $ 127       $ 256       $ 633
-------------------------------------------------------------------------------------------------------


SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------



STRATEGIC INCOME STRATEGY                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------------------------------------------
FIFTH THIRD STRATEGIC INCOME FUND - INSTITUTIONAL SHARES   $ 138       $ 431       $ 745      $ 1,635
-------------------------------------------------------------------------------------------------------



SPECIALTY STRATEGY - INSTITUTIONAL SHARES                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------------------------------------------
FIFTH THIRD DIVIDEND GROWTH FUND                           $  75       $ 233       $ 698      $ 1,989
-------------------------------------------------------------------------------------------------------
FIFTH THIRD TECHNOLOGY FUND                                $ 166       $ 514       $ 887      $ 1,933
-------------------------------------------------------------------------------------------------------
FIFTH THIRD INTERNATIONAL EQUITY FUND                      $ 137       $ 436       $ 757      $ 1,665
-------------------------------------------------------------------------------------------------------



FIXED INCOME FUNDS (TAXABLE) -
INSTITUTIONAL SHARES                                       1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------------------------------------------
FIFTH THIRD HIGH YIELD BOND FUND                            $ 76       $ 320       $ 585      $ 1,340
-------------------------------------------------------------------------------------------------------
FIFTH THIRD BOND FUND                                       $ 93       $ 290       $ 504      $ 1,120
-------------------------------------------------------------------------------------------------------
FIFTH THIRD INTERMEDIATE BOND FUND                          $ 84       $ 262       $ 455      $ 1,014
-------------------------------------------------------------------------------------------------------
FIFTH THIRD SHORT TERM BOND FUND                            $ 79       $ 246       $ 428      $   954
-------------------------------------------------------------------------------------------------------
FIFTH THIRD U.S. GOVERNMENT BOND FUND                       $ 99       $ 309       $ 536      $ 1,190
-------------------------------------------------------------------------------------------------------



FIXED INCOME FUNDS (MUNICIPAL) -
INSTITUTIONAL SHARES                                       1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------------------------------------------
FIFTH THIRD MUNICIPAL BOND FUND                            $ 106       $ 331       $ 574      $ 1,271
-------------------------------------------------------------------------------------------------------
FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND               $  88       $ 274       $ 477      $ 1,061
-------------------------------------------------------------------------------------------------------
FIFTH THIRD OHIO MUNICIPAL BOND FUND                       $  89       $ 278       $ 482      $ 1,073
-------------------------------------------------------------------------------------------------------
FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND                   $  69       $ 243       $ 432      $   979
-------------------------------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


NAME POLICIES
--------------------------------------------------------------------------------

To comply with Securities and Exchange Commission ("SEC") rules regarding the use of descriptive words in a fund's name, some Funds have adopted policies of investing at least 80% of their net assets plus any borrowings made for investment purposes in specific types of investments or industries. Each Fund's policy is described in its summary description under the heading "Principal Investment Strategies." A Fund will not change its name policy without providing its shareholders at least 60 days' prior written notice.


INVESTMENT PRACTICES
--------------------------------------------------------------------------------

Each Fund may invest in a variety of securities and employ a number of investment techniques. The following table includes a list of permissible securities and investment techniques that each Fund may use; however, the selection of such securities and techniques is left to the investment discretion of the Advisor or Subadvisor. Each security and technique involves certain risks. Following the table is a discussion of the risks associated with these securities and techniques. You may also consult the Statement of Additional Information for additional details regarding these permissible investments.

                      [THIS PAGE INTENTIONALL LEFT BLANK]

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


FIFTH THIRD FUNDS                              Asset-Backed  Common  Convertible  Delayed Delivery/               Foreign Currency
EQUITY FUNDS                                    Securities   Stock   Securities     When-Issueds     Derivatives    Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                               X          X          X               X               X
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                                 X          X          X               X               X
-----------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                                 X          X          X               X               X
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund                                 X          X          X               X               X
-----------------------------------------------------------------------------------------------------------------------------------

Equity Index Fund                                              X                          X               X
-----------------------------------------------------------------------------------------------------------------------------------

Balanced Fund                                       X          X          X               X               X
-----------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund                                X          X          X               X               X
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                X          X          X               X               X
-----------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund                                X          X          X               X               X
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund                    X          X          X               X               X
-----------------------------------------------------------------------------------------------------------------------------------

ASSET ALLOCATION STRATEGY
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund SM
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund SM
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund SM
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund SM
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund SM
-----------------------------------------------------------------------------------------------------------------------------------

STRATEGIC INCOME STRATEGY
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                               X          X          X               X               X
-----------------------------------------------------------------------------------------------------------------------------------

SPECIALTY STRATEGY
-----------------------------------------------------------------------------------------------------------------------------------
Dividend Growth Fund                                X          X          X               X               X
-----------------------------------------------------------------------------------------------------------------------------------
Technology Fund                                     X          X          X               X               X
-----------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                           X          X          X               X               X              X
-----------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS
-----------------------------------------------------------------------------------------------------------------------------------

High Yield Bond Fund                                X                     X               X               X               X
-----------------------------------------------------------------------------------------------------------------------------------
Bond Fund                                           X                     X               X               X               X
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                              X                     X               X               X               X
-----------------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund                                X                     X               X               X               X
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                           X                                     X               X               X
-----------------------------------------------------------------------------------------------------------------------------------

Municipal Bond Fund                                 X                     X               X               X
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund                    X                     X               X               X
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                            X                     X               X               X
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                        X                     X               X               X
-----------------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                     X                                     X               X
-----------------------------------------------------------------------------------------------------------------------------------

U.S. Treasury Money Market Fund                                                           X               X
-----------------------------------------------------------------------------------------------------------------------------------


                                               Guaranteed   High-Yield/               Investment  Investment
FIFTH THIRD FUNDS                              Investment  High-Risk Debt  Illiquid    Company      Grade          Loan
EQUITY FUNDS                                   Contracts    Securities    Securities  Securities    Bonds     Participations
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                              X             X            X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                                X             X            X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                                X             X                        X           X             X
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund                                X             X            X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------

Equity Index Fund                                  X                          X           X
-----------------------------------------------------------------------------------------------------------------------------

Balanced Fund                                      X             X            X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund                               X             X            X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                               X             X            X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund                                             X            X           X           X
-----------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund                   X             X            X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------

ASSET ALLOCATION STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund SM                                                              X
-----------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund SM                                                   X
-----------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund SM                                                                X
-----------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund SM                                                 X
-----------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund SM                                                            X
-----------------------------------------------------------------------------------------------------------------------------

STRATEGIC INCOME STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                              X             X            X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------

SPECIALTY STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
Dividend Growth Fund                               X             X            X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
Technology Fund                                    X             X            X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
International Equity Fund                          X             X            X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS
-----------------------------------------------------------------------------------------------------------------------------

High Yield Bond Fund                               X             X            X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
Bond Fund                                          X             X            X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                             X             X            X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund                               X             X            X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                                                     X           X           X
-----------------------------------------------------------------------------------------------------------------------------

Municipal Bond Fund                                X                          X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund                   X                          X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                           X                          X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                       X                          X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS
-----------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                    X                          X           X           X             X
-----------------------------------------------------------------------------------------------------------------------------

U.S. Treasury Money Market Fund                                                           X
-----------------------------------------------------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


                                                  Money                      Mortgage                 Non-U.S.
FIFTH THIRD FUNDS                                Market     Mortgage-Backed   Dollar   Municipal   Traded Foreign  Preferred
EQUITY FUNDS                                   Instruments    Securities      Rolls    Securities    Securities     Stocks
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                               X              X            X          X             X             X
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                                 X              X            X          X             X             X
-----------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                                 X              X            X          X             X             X
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund                                 X              X            X          X             X             X
-----------------------------------------------------------------------------------------------------------------------------

Equity Index Fund                                   X
-----------------------------------------------------------------------------------------------------------------------------

Balanced Fund                                       X              X            X          X             X             X
-----------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund                                X              X            X          X             X             X
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                X              X            X          X             X             X
-----------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund                                X              X                                     X             X
-----------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund                    X              X            X          X             X             X
-----------------------------------------------------------------------------------------------------------------------------

ASSET ALLOCATION STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund SM                        X
-----------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund SM             X
-----------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund SM                          X
-----------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund SM           X
-----------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund SM                      X
-----------------------------------------------------------------------------------------------------------------------------

STRATEGIC INCOME STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                               X              X            X          X             X             X
-----------------------------------------------------------------------------------------------------------------------------

SPECIALTY STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
Dividend Growth Fund                                X              X            X          X             X             X
-----------------------------------------------------------------------------------------------------------------------------
Technology Fund                                     X              X            X          X             X             X
-----------------------------------------------------------------------------------------------------------------------------
International Equity Fund                           X              X            X          X             X             X
-----------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS
-----------------------------------------------------------------------------------------------------------------------------

High Yield Bond Fund                                X              X            X          X             X             X
-----------------------------------------------------------------------------------------------------------------------------
Bond Fund                                           X              X            X          X             X             X
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                              X              X            X          X             X             X
-----------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund                                X              X            X          X             X             X
-----------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                           X              X            X          X
-----------------------------------------------------------------------------------------------------------------------------

Municipal Bond Fund                                 X              X            X          X
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund                    X              X            X          X
-----------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                            X              X            X          X
-----------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                        X              X            X          X
-----------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS
-----------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                     X             X                        X
-----------------------------------------------------------------------------------------------------------------------------

U.S. Treasury Money Market Fund                     X
-----------------------------------------------------------------------------------------------------------------------------


                                                Real Estate                 Reverse                            Small and
FIFTH THIRD FUNDS                                Investment    Restricted  Repurchase  Securities  Short-Term  Micro Cap
EQUITY FUNDS                                   Trusts (REITs)  Securities  Agreements   Lending     Trading    Equities
-------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                                X             X           X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                                  X             X           X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                                  X             X           X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund                                  X             X           X           X           X           X
-------------------------------------------------------------------------------------------------------------------------

Equity Index Fund                                    X             X           X           X           X           X
-------------------------------------------------------------------------------------------------------------------------

Balanced Fund                                        X             X           X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund                                 X             X           X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                 X             X           X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund                                 X             X           X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund                     X             X           X           X           X           X
-------------------------------------------------------------------------------------------------------------------------

ASSET ALLOCATION STRATEGY
-------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund SM
-------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund SM
-------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund SM
-------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund SM
-------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund SM
-------------------------------------------------------------------------------------------------------------------------

STRATEGIC INCOME STRATEGY
-------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                X             X           X           X           X           X
-------------------------------------------------------------------------------------------------------------------------

SPECIALTY STRATEGY
-------------------------------------------------------------------------------------------------------------------------
Dividend Growth Fund                                 X             X           X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
Technology Fund                                      X             X           X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
International Equity Fund                            X             X           X           X           X           X
-------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS
-------------------------------------------------------------------------------------------------------------------------

High Yield Bond Fund                                 X             X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
Bond Fund                                            X             X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                               X             X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund                                 X             X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                                          X           X           X           X
-------------------------------------------------------------------------------------------------------------------------

Municipal Bond Fund                                                X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund                                   X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                                           X           X           X           X
-------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                                       X           X           X           X
-------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS
-------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                                    X           X           X           X
-------------------------------------------------------------------------------------------------------------------------

U.S. Treasury Money Market Fund                                                                        X
-------------------------------------------------------------------------------------------------------------------------


                                                                                                   Variable
                                                               U.S.         U.S.                      and                   Zero-
                                                            Government     Traded       U.S.       Floating                Coupon
FIFTH THIRD FUNDS                               Stripped      Agency      Foreign     Treasury       Rate                   Debt
EQUITY FUNDS                                   Obligations  Securities   Securities  Obligations  Instruments  Warrants  Obligations
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                               X            X           X            X            X          X           X
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                                 X            X           X            X            X          X           X
------------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                                 X            X           X            X            X          X           X
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund                                 X            X           X            X            X          X           X
------------------------------------------------------------------------------------------------------------------------------------

Equity Index Fund                                   X            X           X            X            X          X           X
------------------------------------------------------------------------------------------------------------------------------------

Balanced Fund                                       X            X           X            X            X          X           X
------------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund                                X            X           X            X            X          X           X
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                X            X           X            X            X          X           X
------------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund                                X            X           X            X            X          X           X
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund                    X            X           X            X            X          X           X
------------------------------------------------------------------------------------------------------------------------------------

ASSET ALLOCATION STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund SM
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund SM
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund SM
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund SM
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund SM
------------------------------------------------------------------------------------------------------------------------------------

STRATEGIC INCOME STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                               X            X           X            X            X          X           X
------------------------------------------------------------------------------------------------------------------------------------

SPECIALTY STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Dividend Growth Fund                                X            X           X            X            X          X           X
------------------------------------------------------------------------------------------------------------------------------------
Technology Fund                                     X            X           X            X            X          X           X
------------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                           X            X           X            X            X          X           X
------------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS
------------------------------------------------------------------------------------------------------------------------------------

High Yield Bond Fund                                X            X           X            X            X                      X
------------------------------------------------------------------------------------------------------------------------------------
Bond Fund                                           X            X           X            X            X                      X
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                              X            X           X            X            X                      X
------------------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund                                X            X           X            X            X                      X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                           X            X                        X            X                      X
------------------------------------------------------------------------------------------------------------------------------------

Municipal Bond Fund                                 X            X           X            X            X                      X
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund                    X            X           X            X            X                      X
------------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                            X            X           X            X            X                      X
------------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                        X            X           X            X            X                      X
------------------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                     X            X           X            X            X                      X
------------------------------------------------------------------------------------------------------------------------------------

U.S. Treasury Money Market Fund                     X            X                        X                                   X
------------------------------------------------------------------------------------------------------------------------------------



                                  76-77 Spread

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and securities backed by other types of receivables or other assets.


COMMON STOCK: Shares of ownership of a company.


COLLATERALIZED LOAN OBLIGATIONS: A type of asset-backed security that is an obligation of a Trust typically collateralized by pools of loans.


CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common stock.

DELAYED DELIVERY TRANSACTIONS/FORWARD COMMITMENTS/WHEN-ISSUEDS: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund's obligations under these commitments will not exceed 25% of its total assets.

DERIVATIVES: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swaps, swaptions, some mortgage-backed securities and custody receipts.

      CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price. The Dividend Growth Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund, and the Money Market Funds may not invest in these securities. In addition, the following Funds may only buy or sell listed put options on financial futures contracts or buy or sell listed call options or over-the-counter call options on futures contracts:
Micro Cap Value Fund, Multi Cap Value Fund, and Strategic Income Fund.

      CUSTODY RECEIPTS: Derivative products which, in the aggregate, evidence direct ownership in a pool of securities, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs.

      FUTURES AND RELATED OPTIONS: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price. The Dividend Growth Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund, and the Money Market Funds may not invest in these.

      STOCK-INDEX OPTIONS: A security that combines features of options with securities trading using composite stock indices. The Dividend Growth Fund, the Bond Funds, and the Money Market Funds may not invest in these.

      STRUCTURED NOTES: Debt obligations that may include components such as swaps, forwards, options, caps or floors, which change their return pattern. They may be used to alter the risks to a portfolio or, alternatively, may be used to expose a portfolio to asset classes or markets in which one does not desire to invest in directly. The Money Market Funds may not invest in these.

      SWAPS AND SWAPTIONS: Two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The Money Market Funds may not invest in these.

FOREIGN CURRENCY TRANSACTIONS: Foreign currency transactions include forward foreign currency exchange contracts, foreign currency options, and foreign currency futures transactions.

FOREIGN SECURITIES--NON-U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.

FOREIGN SECURITIES--U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

      AMERICAN DEPOSITARY RECEIPTS ("ADRS"): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

      YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S.-dollar denominated bonds issued by foreign corporations or governments.

            CANADA BONDS: Issued by Canadian provinces.

            SOVEREIGN BONDS: Issued by the government of a foreign country.

            SUPRANATIONAL BONDS: Issued by supranational entities, such as the World Bank and European Investment Bank.

GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


HIGH-YIELD/HIGH-RISK DEBT SECURITIES: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include "lower rated bonds," "non-investment grade bonds," and "junk bonds."


ILLIQUID SECURITIES: Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

INVESTMENT COMPANY SECURITIES: Shares of investment companies. Investment companies may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Advisor to a Fund or any of its affiliates serves as investment advisor, administrator or distributor.

      BEAR FUNDS: A fund intended to increase/decrease in value inversely to the stock or equity index to which it relates. The Money Market Funds may not invest in these.

      CLOSED-END FUNDS: Funds traded on an exchange, which are not redeemable on a continuous basis. The Money Market Funds may not invest in these.

      EXCHANGE-TRADED FUNDS ("ETFS"): ETFs entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolios, less trust expenses. Examples of ETFs include Standard & Poor's Depositary Receipts ("SPDRs"). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500 Index(R). iShares(R) are also ETFs and are index funds that trade like shares. Each share represents a portfolio of stocks designed to track closely one specific index. The Money Market Funds may not invest in these.

      LEVERAGED FUNDS: Funds that utilize leverage in an attempt to maximize gains. The Money Market Funds may not invest in these.

INVESTMENT GRADE BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.

LOAN PARTICIPATIONS: Interests in loans to U.S. corporations that are administered by the lending bank or agent for a syndicate of lending banks.

MONEY MARKET INSTRUMENTS: Investment-grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. Money market instruments may carry fixed or variable interest rates.

      BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

      CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.

      COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

      REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date.

      TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

      COLLATERALIZED MORTGAGE OBLIGATIONS: Mortgage-backed bonds that separate mortgage pools into different maturity classes.

MORTGAGE DOLLAR ROLLS: Transactions in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (g) general obligation bonds.

      STAND-BY COMMITMENTS: Contract where a dealer agrees to purchase at a fund's option a specified municipal obligation at its amortized cost value to a fund plus accrued interest.

PREFERRED STOCKS: Equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. These securities generally do not carry voting rights.

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 33 1/3% of the Fund's total assets, plus the amount of the securities out on loan. In return, the Fund will receive cash, other securities, and/or letters of credit.

SHORT-TERM TRADING: The sale of a security soon after its purchase. A portfolio engaging in such trading will have higher turnover and transaction expenses.

SMALL AND MICRO CAP EQUITIES: Equity securities of companies with market capitalizations within or lower than those included in the Russell 2000(R) Index.


STRIPPED OBLIGATIONS: U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.

TRUST PREFERRED SECURITIES: Securities possessing characteristics of both equity and debt issues.


U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities of the U.S. Government. These include Fannie Mae and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates which are reset daily, weekly, quarterly or according to some other period and that may be payable to a Fund on demand.

WARRANTS: Securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

INVESTMENT RISKS
--------------------------------------------------------------------------------


Below is a discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others. Equity securities and subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and pre-payment risks, although certain securities may be subject to additional risks.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. The following investments/investment practices are subject to credit risk: asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, commercial paper, convertible securities, derivatives, futures and related options, guaranteed investment contracts, high-yield/high-risk/debt securities, investment grade bonds, loan participations, money market instruments, mortgage-backed securities, municipal securities, real estate investment trusts (REITs), securities lending, stock-index options, time deposits, U.S. Government agency securities, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.


FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments related to foreign investments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities also may be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets. The following investments/investment practices are subject to foreign investment risk: American depository receipts (ADRs), foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, and Yankee bonds and similar debt obligations.


INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically. The following investments/investment practices are subject to interest rate risk: asset-backed securities, bankers' acceptances, bonds, certificates of deposit, collateralized mortgage obligations, commercial paper, derivatives, high-yield/high-risk/debt securities, investment grade bonds, loan participations, mortgage-backed securities, REITs, stripped obligations, U.S. Government agency securities, U.S. Treasury obligations, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

INVERSE MARKET RISK. The particular type of market risk (see summary below) associated with "bear funds" that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

      HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

      SPECULATIVE. To the extent that a derivative is not used as a hedge, a Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

The following investments/investment practices are subject to leverage risk: bear funds, call and put options, derivatives, forward commitments, futures and related options, leveraged funds, repurchase agreements, reverse repurchase agreements, securities lending, stock-index options, and when-issued and delayed delivery transactions.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

could have a negative effect on investment management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. The following investments/investment practices are subject to liquidity risk: asset-backed securities, bankers' acceptances, bear funds, call and put options, certificates of deposit, closed-end funds, commercial paper, derivatives, non-U.S. traded and U.S. traded foreign securities, forward commitments, futures and related options, high-yield/high-risk/debt securities, illiquid securities, loan participations, REITs, restricted securities, securities lending, small and micro cap equities, stock-index options, time deposits, variable and floating rate instruments, and when-issued and delayed delivery transactions.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. The following investments/investment practices are subject to management risk: call and put options, derivatives, futures and related options, REITs, and stock-index options.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. The following investments/investment practices are subject to market risk: ADRs, asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, closed-end funds, commercial paper, common stock, convertible securities, derivatives, exchange-traded funds (ETFs), foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, futures and related options, high-yield/high-risk/debt securities, illiquid securities, investment company securities, investment grade bonds, leveraged funds, money market instruments, mortgage-backed securities, mortgage dollar rolls, municipal securities, preferred stocks, REITs, repurchase agreements, restricted securities, reverse repurchase agreements, securities lending, short-term trading, small and micro cap equities, stand-by commitments, stock-index options, time deposits, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. The following investments/investment practices are subject to political risk: ADRs, bonds, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, municipal securities, and Yankee bonds and similar debt obligations.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity. The following investments/investment practices are subject to pre-payment/call risk: asset-backed securities, bonds, collateralized mortgage obligations, mortgage-backed securities, and mortgage dollar rolls.

REGULATORY RISK. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws. The following investments/investment practices are subject to regulatory risk: asset-backed securities, mortgage-backed securities, mortgage dollar rolls, and municipal securities.

SMALLER COMPANY RISK. The risk associated with investment in companies with smaller market capitalizations. These investments may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. Small and Micro Cap Equities are subject to smaller company risk.

TAX RISK. The risk that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Municipal securities are subject to tax risk.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

INVESTMENT POLICIES OF THE UNDERLYING FUNDS
--------------------------------------------------------------------------------

The following is a brief description of the principal investment policies of the Institutional Money Market Fund and the U.S. Treasury Money Market Fund, two Underlying Funds of the LifeModel Funds SM whose policies are not otherwise described in this Prospectus.

INSTITUTIONAL MONEY MARKET FUND

The Fund's fundamental investment objective is current income from short-term securities consistent with the stability of principal.

The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will be able to do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.

U.S. TREASURY MONEY MARKET FUND

The Fund's fundamental investment objective is stability of principal and current income consistent with stability of principal.

The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, and repurchase agreements collateralized by U.S. Treasury securities, and shares of registered money market investment companies that invest exclusively in securities.


ADDITIONAL INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT IN EXCHANGE-TRADED FUNDS. The Funds may each invest in exchange-traded funds, such as iShares(R) Trust and iShares(R), Inc. ("iShares(R)").*

iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

Because most exchange-traded funds are investment companies, investment in most such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. Upon meeting certain conditions the Funds may invest their respective assets in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity.


FUND MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR AND SUBADVISORS

Fifth Third Asset Management, Inc., (the "Advisor"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds. The Advisor is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. The Advisor provides comprehensive advisory services for institutional clients. The Advisor offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced investment professionals, advanced research resources, and disciplined investment processes, the Advisor's goal is to produce superior, long-term investment results and client satisfaction.

Morgan Stanley Investment Management Inc. ("MSIM"), 1221 Avenue of the Americas, New York, New York 10020, serves as investment subadvisor to Fifth Third International Equity Fund.

Fort Washington Investment Advisors, Inc. ("Fort Washington"), 420 East Fourth Street, Cincinnati, OH 45202-4133, serves as investment subadvisor to Fifth Third High Yield Bond Fund.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of over 50 professional investment analysts, portfolio managers and traders, and uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.


As of _______________, Fifth Third Asset Management, Inc. had approximately $___ billion of assets under management, including approximately $___ billion of assets in the Fifth Third Funds. As of ________________, MSIM, together with its affiliated asset management companies, had approximately $___ billion of assets under management. As of ________________, Fort Washington had approximately $___ billion of assets under management.

A discussion of the basis for the Board of Trustees' approval of the Funds' investment advisory contracts is included in the shareholder reports for the period during which the Board of Trustees approved such contracts.


The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. On September 28, 2005, the Securities and Exchange Commission (SEC) granted exemptive relief to the Funds and the Advisor to permit the Advisor, subject to certain conditions, including the one-time approval of the Funds' Board of Trustees and shareholders to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Funds without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and shareholders. The exemptive order gives the Advisor the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.

                                                        Dividend Growth Strategy

                                                              Specialty Strategy

Related Performance of the Investment Advisor

The table below sets forth the performance data relating to the historical performance of all fully discretionary, tax-exempt, fee-paying separate accounts greater than $1 million managed by the Advisor and its predecessor, since the dates indicated, that have substantially similar investment objectives, policies, strategies and risks to the Fifth Third Dividend Growth Fund. The Advisor has offered institutional and high net worth clients a dividend growth strategy for more than 15 years. These composites are provided to illustrate the past performance of the Advisor in managing accounts substantially similar to the Fund. These composites do not represent the performance of the Fund. You should not consider this performance data as an indication of future performance of the Fund or of the Advisor.

The annual composite performance was computed by geometrically linking quarterly composite rates of return for periods January 1, 1995--December 31, 2001 and monthly composite rates of return thereafter. All returns reflect the deduction of the highest annualized fee applied to the separate accounts (a 0.75% all-inclusive investment management fee). In addition, all returns are net of trading commissions and assume the reinvestment of dividends and capital gains.

The separately managed accounts include institutional separate accounts, collective funds and common funds managed by the Advisor, but do not include retail or personal accounts managed by affiliates of the Advisor. The separately managed accounts were not subject to the same types of expenses to which the Fund is subject, nor to the specific tax restrictions, investment limitations, or diversification requirements imposed on the Fund by the Investment Company Act. Consequently, the performance results for the separately managed accounts could have been adversely affected if the separately managed accounts had been regulated as investment companies under the federal securities laws.

The results presented below may not necessarily equate with the return experienced by any particular investor as a result of timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

The investment results presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Fund. The investment results were not calculated pursuant to the methodology established by the SEC that will be used to calculate the Fund's performance results. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

Dividend Growth Composite and Benchmark Performance Comparison(1)
Fifth Third Dividend Growth Composite vs. S&P 500 Index

   [THE FOLLOWING TABLE WAS DEPICTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                    Dividend Growth             S&P 500
                    Composite                   Index
                    ---------------             -------
                    10000                       10000
1995     Q1         10942.4                     10973.4
         Q2         11589.3                     12021.2
         Q3         12272                       12976.1
         Q4         13061.1                     13757.7
1996     Q1         13592                       14495.8
         Q2         14042.7                     15146.3
         Q3         14864.3                     15614.9
         Q4         15845.3                     16916.4
1997     Q1         16245.8                     17369.8
         Q2         19385.4                     20402
         Q3         20573.9                     21930.3
         Q4         22847.6                     22560.3
1998     Q1         25796.7                     25707.1
         Q2         25671.1                     26555.9
         Q3         24034.4                     23914.6
         Q4         28199.4                     29007.5
1999     Q1         28025.5                     30452.8
         Q2         29181.4                     32599.2
         Q3         26916                       30563.5
         Q4         29068.5                     35111.4
2000     Q1         27548.8                     35916
         Q2         29707.9                     34962.4
         Q3         31668.5                     34623.7
         Q4         34128.4                     31914.5
2001     Q1         30293.5                     28131
         Q2         31116.5                     29777.2
         Q3         29051.8                     25406.6
         Q4         31041.7                     28107.9
2002     Q1         32297.2                     28198.2
         Q2         29309.5                     24420.7
         Q3         26645.1                     20201.7
         Q4         27916.9                     21906.6
2003     Q1         26794.5                     21216.6
         Q2         29100.5                     24482
         Q3         29650.1                     25129.8
         Q4         32548                       28189.7
2004     Q1         32821.6                     28667.5
         Q2         34155.6                     29161.1
         Q3         34013.2                     28616.1
         Q4         36173.1                     31257.4

Average Annual Total Returns 1/1/95 -- 12/31/04

                                      Return
   Dividend Growth Composite(1,2)     13.72%
   S&P 500 Index(3)                   12.07%

Annual Returns -- Dividend Growth Composite vs. S&P 500 Index

                 1995   1996   1997   1998   1999   2000    2001    2002   2003   2004
Dividend
Growth
Composite(1,2)  30.61% 21.31% 44.19% 23.42%  3.08% 17.40%  -9.04% -10.06% 16.58% 11.13%
---------------------------------------------------------------------------------------
S&P 500
Index(3)        37.58% 22.96% 33.36% 28.58% 21.04% -9.11% -11.88% -22.10% 28.68% 10.88%

Average Annual Total Returns(4)


                                 September 2005        AS OF 12/31/04
                                  Year-to-Date   1 Year  5 Years  10 Years
Dividend Growth Composite(1,2)       -4.44%      11.13%    4.47%   13.72%
---------------------------------------------------------------------------
S&P 500 Index(3)                      2.77%      10.88%   -2.30%   12.07%
---------------------------------------------------------------------------


(1) These composites are provided to illustrate the past performance of the Advisor in managing accounts substantially similar to the Dividend Growth Fund. These composites do not represent the performance of the Dividend Growth Fund. You should not consider this performance data as an indication of the future performance of the Dividend Growth Fund or the Advisor.

(2) Performance numbers reflect the deduction of the highest annualized fee applied to the separate accounts (a 0.75% all-inclusive investment management fee). As a result, the performance of the Dividend Growth Composite presented herein will not match the performance of the composite in instances where actual fees are applied.

(3) The S&P 500 Index is a broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks.

(4) Annualized total returns from January 1, 1995 to December 31, 2004. Returns of less than one year are not annualized.

Dividend Growth Strategy

                                                              Specialty Strategy

The Fifth Third Dividend Growth Strategy

o The portfolio management team focuses on five key areas as they implement the Dividend Growth Strategy for clients:

      1. Quantitative screens are conducted to identify high-quality companies that meet market capitalization targets

      2. Dividend and Earnings Rankings are evaluated and the prospect for a continuation of superior earnings and dividend growth is assessed for each company

      3. An extensive analysis of company fundamentals and historical valuations is completed

      4. Risk factors of the portfolio are evaluated and controls are maintained

      5.    A consistent sell strategy is implemented

o A disciplined investment process seeks to provide investors with capital appreciation, less portfolio volatility than the stock market as a whole, and regular income for those investors seeking income

                               KEY AREAS OF FOCUS

o     Quantitative Screens

      Produces a list of stocks that have specific market capitalization requirements and meet the desired financial strength criteria of fund managers

o     Dividend and Earnings Rankings

      FTAM's portfolio management team ranks each company based on the quality of the earnings and dividends, and prospects for increasing dividends

o     Fundamental Analysis

      Portfolio managers evaluate the business model of each company, the quality of management, competitive advantages, historical profitability and securities valuation, and prospects for the future

o     Risk Controls

      Individual portfolio positions and sector allocations are closely monitored to control risk in the portfolio

o     Sell Discipline

      A highly disciplined sell strategy typically results in the sale of the stock when the company experiences a deceleration in earnings or dividend growth, or a change in its dividend policy

                                                               [GRAPHIC OMITTED]

                                                        Dividend Growth Strategy

                                                              Specialty Strategy

Portfolio Building Process

o The five key areas of focus lead to a disciplined portfolio building process

o Objective quantitative screens reduce the universe of stocks to the 1000 that have a market capitalization greater than $2 billion and high financial strength ratings

o Dividend and earnings screens identify approximately 125-150 companies with the best history of dividend growth and earnings stability

o The portfolio management team performs fundamental analyses to evaluate companies' business models, quality of management, competitive advantages and profitability trends.

o A portfolio of about 35 -- 65 stocks is built based on certain risk controls, including sector exposure and valuations

Quantitative Screen: Monitor List of 1000 Companies

o Identify companies with a market capitalization over $2 billion that meet specific financial strength criteria

Goal: A universe of large-cap and mid-cap companies with a proven history of financial strength

Establish Focus List of 125 -- 150 companies with consistent dividends and earnings histories

o     Conduct S&P dividends and earnings growth screen

o     Analyze dividend history

      -     Must be currently paying dividends

      -     Meet minimum dividend payment frequency requirements

      -     Dividend growth rate must be greater than that of the S&P 500 Index

o     Evaluate company earnings and assess prospects for future growth

Goal: A list of companies with superior historical dividend growth rates relative to the S&P 500 Index and strong earnings growth potential

Fundamental Analysis attempts to identify companies with continued earnings and dividend growth prospects

o     Business model

o     Quality of management

o     Competitive advantages

o     Profitability trends

o     Evaluate Wall Street and In-house analyst research

Goal: A "short list" of high-quality companies, each of which is well positioned against its competitors for superior dividend growth

Select Stocks for the Portfolio

o Select list of stocks with the greatest earnings and dividend growth potential

o Analyze current economic conditions and future prospects by business sector

o     Evaluate and adjust holdings as fundamentals and valuations change

Goal: A portfolio of dividend growth stocks that we believe have the greatest potential to provide capital appreciation and an increasing stream of income to shareholders - appropriately diversified among business sectors

Past performance is no guarantee of future results.

Indexes are unmanaged and investors cannot invest directly in an index. Index returns do not reflect any fees, expenses or sales charges associated with mutual fund investing.

Stocks tend to be more volatile than other types of investments, but generally provide greater return potential.

High Yield Bond Strategy

                                                        High Yield Bond Strategy

Related Performance of the Investment Subadvisor


The table below sets forth data relating to the historical performance of all fee-paying, fully discretionary portfolios managed by Fort Washington Investments Advisors, Inc. ("Fort Washington") with a minimum of $20 million under Fort Washington's management that have investment objectives, policies, strategies and risks substantially similar to those of the High Yield Bond Fund. The portfolios include private accounts, Fort Washington High Yield Investors LLC, a limited liability company, Touchstone Investment Trust High Yield Fund, a mutual fund, and Touchstone Variable Series Trust High Yield Fund, a variable annuity mutual fund. The data is provided to illustrate the past performance of Fort Washington in managing substantially similar portfolios as measured against a specified market index and does not represent the performance of the High Yield Bond Fund. You should not consider this performance data as an indication of future performance of the High Yield Bond Fund or of Fort Washington.

Portfolios in this composite include cash, cash equivalents, investment securities, interest and dividends. Investment performance of segments of balanced portfolios, which are separately managed, are also included in the composite. Cash is maintained, within each separately managed account segment, in accordance with Fort Washington's asset allocation ratio. The U.S. dollar is the base currency. Composite returns are reported net of management fees and transaction costs and include realized and unrealized gains and losses as well as the reinvestment of all dividend and interest income. Trade date accounting is used when calculating performance. Individual portfolio returns are calculated on a daily valuation basis. Prior to January 1, 1997, individual portfolio returns were calculated on a monthly basis using a time-weighted return method. There is no use of leverage or derivatives. The private accounts and limited liability company included in the Subadvisor's composite are not subject to the same types of expenses to which the High Yield Bond Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the High Yield Bond Fund by the 1940 Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Subadvisor's composite could have been adversely affected if the private accounts and limited liability company had been regulated as investment companies under the federal securities laws. A fee of 0.55% was applied to the private accounts and limited liability company in the composite. This represents the highest fee paid at the account level by the private accounts and limited liability company included in the composite. A fee of 1.05% was applied to the mutual fund included in the composite. This represents the actual fee, after applicable fee waivers and/or reimbursements, applied to Class A shares of the mutual fund included in the composite. A fee of 0.80% was applied to the variable annuity mutual fund included in the composite. This represents the actual fee, after applicable fee waivers and/or reimbursements, applied to the variable annuity mutual fund included in the composite, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. Composite performance results would be lower if fee waivers and/or reimbursements were not applied. Composite performance results would be lower if the expenses to which the High Yield Bond Fund is subject were applied. The investment results of the private accounts and limited liability company were not calculated pursuant to the methodology established by the SEC that will be used below to calculate performance results of the High Yield Bond Fund. The use of a methodology different from that used to calculate performance could result in different performance data. All information set forth in the tables relies on data supplied by the Subadvisor or from statistical services, reports or other sources believed by the Subadvisor to be reliable. The benchmark for this composite is the Merrill Lynch High Yield Master Index. This benchmark return includes interest income, but as an unmanaged fixed-income index, it does not include transaction fees (brokerage commissions), and no direct comparison is possible. This benchmark is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. Past Performance is not indicative of future results.


Fort Washington Investment Advisors, Inc. High Yield Bond Composite (Net of Fees) and Benchmark Performance Comparison(1)

 High Yield Bond Composite vs. Merrill Lynch High Yield Master

   [THE FOLLOWING TABLE WAS DEPICTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]


  Date      FWIA HY     ML Master
1/1/1995  $ 10,000.00  $ 10,000.00
03/31/95  $ 10,491.28  $ 10,603.00
06/30/95  $ 10,989.12  $ 11,275.23
09/30/95  $ 11,294.61  $ 11,604.47
12/31/95  $ 11,636.99  $ 11,989.74
03/31/96  $ 11,811.09  $ 12,164.79
06/30/96  $ 11,826.38  $ 12,331.44
09/30/96  $ 12,275.49  $ 12,812.37
12/31/96  $ 12,697.57  $ 13,315.90
03/31/97  $ 12,828.37  $ 13,455.71
06/30/97  $ 13,366.78  $ 14,094.86
09/30/97  $ 13,856.20  $ 14,645.97
12/31/97  $ 14,108.33  $ 15,023.83
03/31/98  $ 14,520.72  $ 15,443.00
06/30/98  $ 14,695.87  $ 15,702.44
09/30/98  $ 14,405.01  $ 15,140.29
12/31/98  $ 14,702.43  $ 15,574.82
03/31/99  $ 15,096.89  $ 15,743.03
06/30/99  $ 15,087.85  $ 15,848.51
09/30/99  $ 14,886.94  $ 15,650.40
12/31/99  $ 14,999.11  $ 15,819.42
03/31/00  $ 14,723.02  $ 15,534.67
06/30/00  $ 15,010.32  $ 15,632.54
09/30/00  $ 15,250.52  $ 15,845.15
12/31/00  $ 14,447.04  $ 15,220.85
03/31/01  $ 15,408.40  $ 16,166.06
06/30/01  $ 15,545.34  $ 15,960.75
09/30/01  $ 15,260.62  $ 15,315.94
12/31/01  $ 15,930.60  $ 16,164.44
03/31/02  $ 16,425.39  $ 16,481.26
06/30/02  $ 16,275.84  $ 15,469.31
09/30/02  $ 15,642.66  $ 14,980.48
12/31/02  $ 16,398.36  $ 15,979.68
03/31/03  $ 17,317.57  $ 17,082.28
06/30/03  $ 18,961.56  $ 18,734.14
09/30/03  $ 19,454.86  $ 19,208.11
12/31/03  $ 20,396.69  $ 20,329.86
03/31/04  $ 20,941.31  $ 20,783.22
06/30/04  $ 20,870.60  $ 20,600.33
09/30/04  $ 21,796.05  $ 21,556.18
12/31/04  $ 22,473.27  $ 22,517.59

Average Annual Total Returns
1/1/95 -- 12/31/04
                                  Return
High Yield Bond Composite          8.43%
Merrill Lynch High Yield Master    8.46%

Annual Returns -- High Yield Bond Composite vs. Merrill Lynch High Yield Master

                  1995   1996   1997  1998  1999   2000   2001   2002   2003  2004
High Yield
Bond
Composite (1,2)  16.37   9.11  11.11  4.21  2.02  -3.68  10.27  2.94   24.38 10.18
----------------------------------------------------------------------------------
Merrill Lynch
High Yield
Master(3)        19.91  11.06  12.82  3.66  1.57  -3.79   6.20  -1.15  27.23  10.76

Average Annual Total Returns(4)

                                                 YTD           AS OF 12/31/04
                                               9/30/05   1 Year   5 Years  10 Years
High Yield Bond Composite (net of fees)(1,2)    2.49%    10.18%     8.42%    8.43%
-----------------------------------------------------------------------------------
Merrill Lynch High Yield Master(3)              2.13%    10.76%     7.32%    8.46%
-----------------------------------------------------------------------------------

(1) The composite is provided to illustrate past performance of Fort Washington in managing private accounts, a limited liability company, a mutual fund, and a variable annuity mutual fund substantially similar to the High Yield Bond Fund. The composite does not represent the performance of the High Yield Bond Fund. You should not consider this performance data as an indication of the future performance of the High Yield Bond Fund or Fort Washington.

(2) Performance numbers reflect the deduction of the highest annualized fee applied to the private accounts and limited liability company (a 0.55 % all-inclusive investment management fee), deduction of a 1.05% fee applied to the mutual fund (representing the mutual fund's total operating expenses, after waivers and/or reimbursements), and deduction of a 0.80% fee applied to the variable annuity mutual fund (representing the variable annuity mutual fund's total operating expenses, after waivers and/or reimbursements, but not including the effect of any fees or other expenses of any variable annuity or variable life insurance product). As a result, the performance of the High Yield Bond Fund Composite presented herein will not match the performance of the composite in instances where actual fees are applied.

(3) The Merrill Lynch High Yield Master Index is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market.

(4) Annualized total returns from January 1, 1995 to December 31, 2004. Returns of less than one year are not annualized.

                                                        High Yield Bond Strategy

                                                        High Yield Bond Strategy


The Subadvisor's High Yield Bond Strategy

o The Subadvisor's portfolio management team focuses on five key areas as they implement the High Yield Bond Strategy for clients


      1. Alignment of Risk and Return is used to form the philosophy and process to select the credit types that have had the best historical risk-adjusted return

      2. A Full Market Cycle Orientation is designed to outperform the benchmark over the long term. Excluding the lowest rated issues has historically reduced the volatility of the portfolio, while not inhibiting performance

      3. Industry Bias is used to overweight industries with favorable characteristics and underweight those that are less favorable

      4. Issue Selection identifies bonds that are backed by companies with a strong management, prudent and flexible capital structure and an ability to generate free cash flow

      5.    A consistent and diligent sell strategy is implemented

o A disciplined investment process seeks to achieve a high level of income as its main goal. Capital appreciation is a secondary consideration

                               KEY AREAS OF FOCUS

o     Alignment of Risk and Return

      Assesses the risk-adjusted return for each credit level to determine which level has the best risk-return relationship

o     Full Market Cycle Orientation

      Seeks a portfolio of securities that has the potential to outperform over an entire market cycle, including strong markets, moderate markets, and weak markets. The goal is to manage volatility and provide competitive returns over the long term

o     Industry Bias Analysis

      Identifies and overweights industries that have a history of stable and predictable cash flow, consistent product demand, stable pricing and conservative accounting practices. Typically underweights those with more speculative business models, potential for aggressive accounting practices and cyclical tendencies

o     Individual Security Selection

      Evaluates company management, capital structure, liquidity and income statements to find the securities that managers believe provide the best risk-return relationship

o     Sell Discipline

      Considers selling securities when:

      -     Companies become cash users instead of cash generators

      -     Access to capital becomes questionable

      -     Management adversely alters strategy

      -     Risk-return relationship becomes inappropriate

                                                              [GRAPHIC OMMITTED]

                                                        High Yield Bond Strategy

High Yield Bond Strategy

Portfolio Building Process

o The five key areas of focus lead to a disciplined portfolio building process

o The process narrows the universe of available securities into a group of issues with attractive risk-return relationships

o Initial "top-down" steps manage risk while final "bottom-up" issue selection step provides the potential for outperforming peers and the benchmark


o Rigorous bottom-up security selection is performed by the Subadvisor's team of credit analysts and is the core competency of the process


o Diversification is achieved with portfolios generally holding 90 to 120 securities across multiple industries. The portfolios have an overall emphasis on higher rated securities, which are continuously monitored for any signs of deterioration

o Objective is a return profile that outperforms over a full market cycle and has less volatility

Industry Bias Analysis: Overweight or Underweight Particular Industries

o Identify those sectors that are considered "stable" - predictable cash flows, stable pricing, mature industries, consistent product demand

o Underweight those sectors that have more speculative characteristics - cyclical in nature, aggressive accounting practices, excess volatility

Goal: A universe of below-investment grade securities in "stable" industries

Portfolio Risk Management Analysis

o     Evaluate Macroeconomic and Regulatory Outlook

      - Analyze the macroeconomic and legislative environment, including the outlook for GDP growth, consumer confidence, inflation and anticipated Fed activity

      - Determine if any factors may have an impact on the fixed-income market or specific industries

o     Eliminate unattractive security types

      -     Select issues that meet size and rating criteria

      - Avoid triple-C rated securities because of their inappropriate risk-return trade-off

      - Avoid deferred pay securities, as they tend to be issued by companies that do not generate cash flow

Goal: A universe of securities from the higher quality, more stable segments of the high yield market which have offered the best return for the level of risk

Issue Selection: Rigorous Bottom-Up Credit Selection Process

o     Identify key attributes that contribute to a high risk-return relationship

      -     Solid market position and stable to improving trends

      - Strong asset coverage that can reduce losses in the event of a deteriorating credit profile

      -     Ability to generate cash flow to reduce debt for de-leveraging

      -     Exceptional and accessible management.

o The fixed-income credit analysts research leverage ratios, capital structure, maturity schedules, liquidity and covenant packages

o Utilize external research, including Wall Street research reports, annual reports, 10Ks, and 10Qs


Goal: A portfolio of higher rated, high yield securities that is believed to have a favorable risk return profile and has the potential to outperform over a full market cycle

FUND MANAGEMENT
--------------------------------------------------------------------------------


The management and subadvisory fees, after fee waivers, paid by the Funds for the fiscal year ended July 31, 2006 are as follows:

                                                         AS A PERCENTAGE OF
                                                         AVERAGE NET ASSETS
--------------------------------------------------------------------------------
FIFTH THIRD SMALL CAP GROWTH FUND                              0.70%
--------------------------------------------------------------------------------
FIFTH THIRD MID CAP GROWTH FUND                                0.80%
--------------------------------------------------------------------------------
FIFTH THIRD QUALITY GROWTH FUND                                0.80%
--------------------------------------------------------------------------------
FIFTH THIRD LARGE CAP CORE FUND                                0.70%
--------------------------------------------------------------------------------
FIFTH THIRD EQUITY INDEX FUND                                  0.10%
--------------------------------------------------------------------------------
FIFTH THIRD BALANCED FUND                                      0.64%
--------------------------------------------------------------------------------
FIFTH THIRD MICRO CAP VALUE FUND                               1.00%
--------------------------------------------------------------------------------
FIFTH THIRD SMALL CAP VALUE FUND                               0.90%
--------------------------------------------------------------------------------
FIFTH THIRD MULTI CAP VALUE FUND                               1.00%
--------------------------------------------------------------------------------
FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND                   0.80%
--------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL AGGRESSIVE FUND SM                       0.03%
--------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND SM            0.03%
--------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL MODERATE FUND SM                         0.03%
--------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND SM          0.03%
--------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL CONSERVATIVE FUND SM                     0.03%
--------------------------------------------------------------------------------
FIFTH THIRD STRATEGIC INCOME FUND                              1.00%
--------------------------------------------------------------------------------
FIFTH THIRD DIVIDEND GROWTH FUND                               0.80%
--------------------------------------------------------------------------------
FIFTH THIRD TECHNOLOGY FUND                                    1.00%
--------------------------------------------------------------------------------
FIFTH THIRD INTERNATIONAL EQUITY FUND 1                        1.00%
--------------------------------------------------------------------------------
FIFTH THIRD HIGH YIELD BOND FUND                                 -- 2
--------------------------------------------------------------------------------
FIFTH THIRD BOND FUND                                          0.60%
--------------------------------------------------------------------------------
FIFTH THIRD INTERMEDIATE BOND FUND                             0.55%
--------------------------------------------------------------------------------
FIFTH THIRD SHORT TERM BOND FUND                               0.50%
--------------------------------------------------------------------------------
FIFTH THIRD U.S. GOVERNMENT BOND FUND                          0.44%
--------------------------------------------------------------------------------
FIFTH THIRD MUNICIPAL BOND FUND                                0.55%
--------------------------------------------------------------------------------
FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND                   0.43%
--------------------------------------------------------------------------------
FIFTH THIRD OHIO MUNICIPAL BOND FUND                           0.55%
--------------------------------------------------------------------------------
FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND                       0.45%
--------------------------------------------------------------------------------


1     The Advisor paid a portion of this fee to the Fund's subadvisor.


2 As of the date of this prospectus, the High Yield Bond Fund has not operated for a full fiscal year, but pays an annual management fee of 0.70% of its average net assets, a portion of which is paid to the Fund's subadvisor.

FUND MANAGEMENT
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

FIFTH THIRD ASSET MANAGEMENT INC.

JOHN E. AUGUSTINE has been portfolio manager for the FIFTH THIRD LIFEMODEL
FUNDS SM since their inception in August 2002, and is the Chief Investment Strategist for Fifth Third Asset Management, Inc. He joined Fifth Third Bank in 1998 as a Senior Portfolio Manager for both equity and fixed income clients. Previously, he spent four years with Star Bank as a portfolio manager, three years with Heritage Trust & Asset Management, and two years with IDS Financial Services. He is a member of the Fifth Third Asset Management Investment Policy Committee, Investment Strategy Team, Alternative Investments Team, and has over 15 years of portfolio management experience. He holds the professional designation of Chartered Financial Analyst. Mr. Augustine is a graduate of The Ohio State University and the Midwest Bankers Association Trust School. He is a former president and board member for the Dayton Society of Financial Analysts, is on the University of Dayton-Flyer Investment Advisory Board, and is a part-time business professor in the graduate school at the University of Dayton.


SCOTT A. BILLEADEAU has been the portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since June 2003, of the FIFTH THIRD SMALL CAP GROWTH FUND since February 2005, and of the FIFTH THIRD TECHNOLOGY FUND since November 2003. A Chartered Financial Analyst, Mr. Billeadeau graduated from Princeton University with a degree in Economics. He started his career at IDS/American Express (now Ameriprise) in 1985 as a statistical project analyst. In 1991 he joined Pacific Century Advisers, a subsidiary of Security Pacific Bank (which was subsequently acquired by Bank of America) as a portfolio manger and analyst. In 1994 he assumed management responsibilities for all small and mid cap assets for Bank of America. Mr. Billeadeau joined Nation's Bank's subsidiary Tradestreet Investment Associates, Inc. in 1997 where he was the Director and Senior Portfolio Manager responsible for the mid cap and small cap growth strategies. Mr. Billeadeau joined Investment Advisers, Inc. in July of 1999 and became a principal of Paladin Investment Associates, LLC upon its launch on December 1, 2000. Additionally, in 2000, Scott was elected to the Board of Directors of FactSet Research Systems, a NYSE listed company, where he serves as Chair of the audit committee. Mr. Billeadeau has 20 years of investment experience.

JOHN L. CASSADY III has been the portfolio manager of the FIFTH THIRD BOND FUND and the FIFTH THIRD INTERMEDIATE BOND FUND since November 1999, the FIFTH THIRD U.S. GOVERNMENT BOND FUND since October 2001, and of the FIFTH THIRD BALANCED FUND (fixed income portion) since August 2002. Mr. Cassady is a Senior Portfolio Manager - Taxable Fixed Income for Fifth Third Asset Management, Inc. Prior to joining Fifth Third Asset Management, Inc.'s predecessor, Lyon Street Asset Management, in 1999, Mr. Cassady spent eight years as a portfolio manager for APAM, Inc. Mr. Cassady earned his Chartered Financial Analyst designation in 1999 and has over eighteen years of investment experience, including thirteen years of fixed income portfolio management. He earned his BS in Industrial Management from the Georgia Institute of Technology. He is currently a member of the West Michigan Chapter of the Investment Analysts Society of Chicago.

AMY DENN has been a portfolio manager for the FIFTH THIRD BALANCED FUND (equity portion) since January 13, 2006. Ms. Denn joined Fifth Third Asset Management in March 2003 as Portfolio Manager of Core Strategies. Prior to joining FTAM, she spent thirteen years with Minneapolis-based Investment Advisers, Inc., and then over three years as a portfolio manager with Paladin Investment Associates. Ms. Denn graduated from Minnesota State University, Mankato in 1987 with a BS degree in Business Administration, majoring in Accounting and Finance. Ms. Denn has nine years of investment experience.

JON FISHER has been a portfolio manager for the FIFTH THIRD BALANCED FUND (equity portion) since January 13, 2006. Mr. Fisher is a Portfolio Manager of Core Strategies. Prior to joining FTAM in 2000, he worked for seven years at PNC as a Portfolio Manager and Equity Analyst and subsequently worked for two years at Dain Bosworth as an Equity Analyst. Mr. Fisher has taught courses in Economics and Basic Investments for the Cincinnati Chapter of the American Institute of Bankers, has served as President for the Cincinnati Society of Financial Analysts, and has over 15 years of investment experience. Mr. Fisher graduated from the University of Iowa with a BS degree in Business Administration, majoring in Finance and earned his MBA from the University of Chicago. He earned the Chartered Financial Analyst designation in 1996.

STEVEN E. FOLKER has been the portfolio manager of the FIFTH THIRD QUALITY GROWTH FUND since February 1993, and the co-portfolio manager of the FIFTH THIRD LIFEMODEL FUNDS(SM) since July 2006. Mr. Folker is the Managing Director of Growth Strategies for Fifth Third Asset Management, Inc. and is a Vice President of Fifth Third Bank. He has earned his Chartered Financial Analyst designation, has over twenty-five years of investment experience, and is a member of the Cincinnati Society of Financial Analysts. He earned a BBA in Finance & Accounting and an M.S. - Business in Finance, Investments & Banking from the University of Wisconsin.

FUND MANAGEMENT
--------------------------------------------------------------------------------


MARTIN E. HARGRAVE has been the portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since February 2005, and has been the portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since August 2006. A Chartered Financial Analyst, Mr. Hargrave graduated from the University of Southern California with a Bachelor of Science degree, followed by a Master's degree in Finance from the Anderson School at the University of California, Los Angeles. In 1991, Mr. Hargrave joined Sunkist Growers, Inc. where he was responsible for managing the employee benefits investments, banking relationships and cash management operations. Mr. Hargrave joined Investment Advisers, Inc. in 1996 as an institutional client service representative and in August 2000 he joined their small/mid cap team as a portfolio manager. Mr. Hargrave joined Fifth Third in 2003. Mr. Hargrave has 15 years of investment experience.

JOHN P. HOETING has been the portfolio manager of the Fifth Third taxable money market funds since February 2000 and the portfolio manager of the FIFTH THIRD SHORT TERM BOND FUND since April 2004. Prior to joining Fifth Third Asset Management, Inc. in February 2000, he spent nearly 3 years as a research analyst and money market portfolio manager with Ft. Washington Investment Advisors and its predecessor, Countrywide Investments. Mr. Hoeting has over twelve years of experience as a research analyst and portfolio manager. Mr. Hoeting earned a BS in Finance from the University of Dayton and earned the Chartered Financial Analyst designation in 1997. Mr. Hoeting is a member of AIMR and the Cincinnati Society of Financial Analysts.


ERIC J. HOLMES has been the portfolio manager for the FIFTH THIRD MICRO CAP VALUE FUND since April 2005. Mr. Holmes is the Director of Micro Cap Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third in February 2003, Mr. Holmes accumulated over eight years of experience as an equity analyst for Manning & Napier Advisors and Victory Capital Management. Mr. Holmes received his undergraduate degree in Economics from the State University of New York at Geneseo and his MBA in Finance from Rochester Institute of Technology. He earned the Chartered Financial Analyst designation in 1998 and is a member of the CFA Society of Cleveland.

JAMES R. KIRK has been the portfolio manager of the FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND since August 2002 and of the FIFTH THIRD MULTI CAP VALUE FUND since April 2005. He is a Director of Large Cap Value Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he spent almost three years as the chief investment strategist and manager of a value equity fund for National City Investment Management Co., and then four years as the chief investment officer for National City Bank's Private Investment Advisors Group. Prior to his association with National City, Mr. Kirk was the President and Chief Investment Officer of Society Asset Management, a subsidiary of KeyCorp. Mr. Kirk earned a BA in Economics and an MBA from Case Western Reserve University and has also earned his Chartered Financial Analyst designation. He has accumulated over thirty-three years of investment experience in the capacities of portfolio manager, director of research, and chief investment officer. He is a member of the board of trustees of the Fairview/Lutheran Hospital Foundation and is a member and past president of the CFA Society of Cleveland.

PETER M. KLEIN has been the portfolio manager of the FIFTH THIRD MULTI CAP VALUE FUND since January 2003. Mr. Klein is a Senior Portfolio Manager of Value Strategies for Fifth Third Asset Management, Inc. He spent seven years as an individual and institutional portfolio manager and an equity analyst with Gelfand/Maxus Asset Management, which, prior to its merger with Fifth Third Asset Management, Inc., was a subsidiary of Maxus Investment Group. He has over twenty-three years of experience managing personal, corporate, endowment and Taft-Hartley portfolios. Mr. Klein received his undergraduate degree in Philosophy magna cum laude from John Carroll University and his MBA in Finance from Cleveland State University. He holds the Chartered Financial Analyst designation as well as a Series-7 General Securities Representative license. In addition, he has served as President and Program Chairman for the CFA Society of Cleveland and is a member of the Association for Investment Management and Research.

MARK KOENIG has been the portfolio manager of the FIFTH THIRD LARGE CAP CORE FUND and the FIFTH THIRD EQUITY INDEX FUND since February 2005. He is the Managing Director of Quantitative Strategies for Fifth Third Asset Management, Inc. He has nine years of investment experience and served as the Director of Quantitative Analysis at the National City Investment Management Co. from 1999-2004. In this capacity he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995-1998, Mr. Koenig was a quantitative analyst with National City Bank, where he was responsible for developing risk analytics to support the bank's fixed-income desk. Previously, he spent ten years as a research engineer at Draper Laboratory, where he specialized in developing guidance, navigation, and control algorithms for spacecraft, aircraft, and underwater vehicles. Mr. Koenig has an M.S. in Computational Finance from Carnegie Mellon University, an M.S. in Electrical Engineering from the University of Arizona, and a B.S. in Aerospace Engineering from the University of Cincinnati. He is a member of the CFA Institute, the CFA Society of Cleveland, and the American Finance Association. He earned the Chartered Financial Analyst designation in 2003.

FUND MANAGEMENT
--------------------------------------------------------------------------------

JOSEPH W. KREMER has been the portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND since November 2005. Mr. Kremer joined Fifth Third Asset Management in November 2005 as Senior Portfolio Manager of Small Cap Value Strategies. Mr. Kremer previously spent 3 1/2 years with Evergreen Asset Management, a subsidiary of Wachovia Bank, where he was a Regional Investment Manager. Prior to that, he worked for National City for 2 1/2 years, where he was a Senior Investment Officer. He has also worked for M&I Investment Management Corporation, a subsidiary of Marshall & Ilsley Corp. and has run his own investment management firm. Before beginning his investment career, Mr. Kremer was an assistant professor of finance at the University of Notre Dame, where he taught portfolio management and investment theory courses for six years and contributed to academic journals including the JOURNAL OF FINANCIAL AND QUANTITATIVE ANALYSIS AND ADVANCES IN FUTURES AND OPTIONS RESEARCH. He has a Ph.D. in Business Administration with a major in Finance from the University of South Carolina, where his dissertation topic was the pricing of corporate warrants. His other degrees include an M.B.A. from the University of Wisconsin, a B.S. in Accounting and a B.A. in Economics, both CUM LAUDE, from the University of Delaware. He is a CFA charterholder and a CFP.

J. JEFFREY KRUMPELMAN has been the portfolio manager for the FIFTH THIRD DIVIDEND GROWTH FUND and the FIFTH THIRD STRATEGIC INCOME FUND since September 2005. He joined Fifth Third Asset Management, Inc. in August 2005 as the Director of Quality Core Strategies. Previously, Mr. Krumpelman spent six years with INVESCO National Asset Management, where he was a Managing Director and Portfolio Manager and managed three products with over $10 billion in assets. Prior to that, he was a Senior Portfolio Manager for First Union National Bank, where he managed over $300 million in private assets. Mr. Krumpelman graduated from DePauw University with a B.A. in Economics and holds an M.B.A. in Finance from Northwestern University. He earned the Chartered Financial Analyst designation in 1993 and has accumulated over 14 years of investment management experience.


PETER KWIATKOWSKI has been the portfolio manager of the FIFTH THIRD STRATEGIC INCOME FUND since February 2005 and portfolio manager of the FIFTH THIRD DIVIDEND GROWTH FUND since August 2005. He is currently a Portfolio Manager of Income Strategies of Fifth Third Asset Management, Inc. He joined Fifth Third Bank's Treasury Group in August 2001 with responsibility for structured finance/securitizations, investments, balance sheet management, and economic analysis. He moved in May 2003 to Fifth Third's Income Strategies Group, where he is responsible for strategic income, dividend growth, fixed income, and alternative income/quantitative strategies. He spent over two years beginning in April 1999 with Pacific Investment Management Company LLC (PIMCO) in various functions including as a Portfolio Analyst supporting the emerging markets and mortgage strategies. Mr. Kwiatkowski's previous experience includes seven years in real estate. He graduated summa cum laude from California State University at Long Beach with a B. S. in Finance, Real Estate and Law and earned the Chartered Financial Analyst designation in 2002. He is a member of the Cincinnati Society of Financial Analysts.

DAVID R. LUEBKE has been the portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since August 2006, and has been the portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since August 2006. For the four years prior to joining Fifth Third, Mr. Luebke was Vice President and Senior Equity Analyst for Harbor Capital Management and then Fortis Investments, after its acquisition of Harbor, where he was responsible for covering the technology sector for small, mid and large cap stocks. Prior to joining Fortis, Mr. Luebke was Portfolio Manager and Equity Analyst at First American Asset Management and Piper Capital Management. Mr. Luebke graduated with honors (recipient of the Wall Street Journal Achievement Award) from the University of Minnesota with a Bachelor of Science degree in Business Administration. He also has an MBA in Finance from the Carlson School of Management. A Chartered Financial Analyst, Mr. Luebke has 9 years of investment experience and is currently a member of the Boston Society of Security Analysts.

MICHAEL J. MARTIN has been the portfolio manager for the FIFTH THIRD MUNICIPAL BOND FUND and the FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND since November 1997, of the FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND since January 1995, and of the FIFTH THIRD OHIO MUNICIPAL BOND FUND since October 2001. Mr. Martin is the Managing Director of Tax Exempt Fixed Income for Fifth Third Asset Management, Inc. and has over eleven years of experience as a portfolio manager with the Advisor and its predecessor, Lyon Street Asset Management Company. Mr. Martin earned his Chartered Financial Analyst designation in 1993. He earned his BS in Geological Engineering, with honors, from Michigan Technological University in 1983 and his MBA from Michigan State University in 1989.

MARY JANE MATTS has been the portfolio manager of the FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND since July 2005. Prior to joining Fifth Third Asset Management, Inc. in July 2005, she spent 10 years in various functions with National City Bank. Most recently, she was Director of Research for the Wealth Management Group, which includes the Private Client Group and NatCity Investments, a brokerage firm. Prior to that, Ms. Matts managed the Value Team on the institutional side. Before joining National City in 1995, Ms. Matts was the Director of Research at Society Asset Management, now known as Victory Capital Management. She has 18 years of investment experience. She earned a B.A. in Economics, cum laude and with honors, from Kenyon College and an M.B.A. from Case Western Reserve University. Ms. Matts earned the CFA designation in 1991.


94

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MIRKO M. MIKELIC has been a portfolio manager of the FIFTH THIRD BOND FUND since
April 2005 and of the FIFTH THIRD U.S. GOVERNMENT BOND FUND since November 2004. Mr. Mikelic joined Fifth Third Asset Management, Inc. as a Senior Analyst-Fixed Income in June 2003. Prior to joining Fifth Third, Mr. Mikelic was an international equity analyst at ReachCapital Management in Harrison, NY and wrote research reports for CCN LLC. Prior to CCN, Mr. Mikelic spent 3 years at Credit Suisse First Boston/DLJ where he was part of the Liability Management desk. Additionally, he worked in a mortgage sales capacity with many of the largest fixed income managers globally. Previous to DLJ, Mr. Mikelic spent two years with Morgan Stanley as a Fixed Income Associate on the Mortgage Research & Trading desks. Mr. Mikelic received a BA degree in Chemistry/Physics at Kalamazoo College as well as a BSEE from Wayne State University. Mr. Mikelic also completed an MA in International Political Economy/Relations and later an MBA in Analytic Finance and Accounting from the University of Chicago. In between his MA and MBA, Mr. Mikelic was a consultant for Information Resources, designing multidimensional OLAP databases.

TED MOORE joined Fifth Third Asset Management, Inc. in August 2006, and has been a co-portfolio manager for the [FIFTH THIRD SMALL CAP GROWTH FUND and FIFTH THIRD SMALL CAP VALUE FUND] since [November 2006]. Mr. Moore has ten years of investment experience and, prior to joining Fifth Third, he served as an Equity Research Analyst with National City Bank and a small and mid cap stock analyst for both Driehaus Capital Management and Morgan Keegan & Co. Mr. Moore earned a BA in history from Williams College and an M.B.A. in finance from Indiana University. He Chartered Financial Analyst.


DANIEL O'NEILL has been the portfolio manager of the FIFTH THIRD MICRO CAP VALUE FUND since April 2005. Prior to joining Fifth Third Asset Management, Inc., Mr. O'Neill spent four years as an equity analyst focused on the Consumer/Retail sector for DB Advisors, LLC and Granite Capital International Group, LP. Previously, he was a sell-side analyst at Credit Suisse First Boston where he followed the Leisure Industry for two years. Before attending business school, Mr. O'Neill was an equity analyst at Clarion Management Ltd for four years. Mr. O'Neill received his B.S. in Industrial and Labor Relations from Cornell University and his MBA from Columbia Business School, where he was elected to the Beta Gamma Sigma Honor Society. He earned the Chartered Financial Analyst designation in 1997 and is a member of the Cleveland Society of Security Analysts.

DANIEL C. POPOWICS has been the portfolio manager of the FIFTH THIRD BALANCED FUND (equity portion) since September 2002. He joined Fifth Third Bank in 1999 and is currently an Analyst for Core Strategies with Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he was a manager with Fidelity Investments and then spent four years as a financial analyst with CIGNA Insurance. Mr. Popowics earned the Chartered Financial Analyst designation in 2002. In addition to his Fund duties, Mr. Popowics covers the Consumer Staples, Consumer Discretionary and Health Care industries. Mr. Popowics is a graduate of Duke University and earned an MBA in Finance from Rensselaer Polytechnic Institute.

SARAH M. QUIRK has been the portfolio manager for the FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND, the FIFTH THIRD MUNICIPAL BOND FUND and the FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND since May 1998, and of the FIFTH THIRD OHIO MUNICIPAL BOND FUND since May 2005. Ms. Quirk is a Senior Portfolio Manager of Tax Exempt Fixed Income for Fifth Third Asset Management, Inc. and has over twenty-one years of investment experience. Prior to joining Fifth Third Asset Management, Inc.'s predecessor, Lyon Street Asset Management, in January 1998, Ms. Quirk managed a Michigan municipal money market fund and spent fifteen years in the municipal bond industry as a municipal bond trader. She earned her BS degree in finance in 1979 from Ball State University and her MBA from The University of Notre Dame in 1997.

SUNIL M. REDDY has been the portfolio manager for the FIFTH THIRD TECHNOLOGY FUND since inception in June 2000 and of the FIFTH THIRD QUALITY GROWTH FUND since September 2002. Mr. Reddy is a Senior Portfolio Manager of Large Cap Growth Strategies for Fifth Third Asset Management, Inc. Since 1997, he has been an Equity Analyst covering semiconductor, semiconductor equipment, enterprise hardware and software sectors at Fifth Third Bank. Prior to 1997, he was a portfolio manager at a large Midwestern bank. He earned his Chartered Financial Analyst designation in 1996, has over fourteen years of investment experience and is a member of the Cincinnati Society of Financial Analysts. Mr. Reddy earned a BS in Electrical Engineering from The Ohio State University and a MBA from Case Western Reserve University.

CHRISTIAN L. RIEDDLE has been a portfolio manager of the FIFTH THIRD BOND FUND, the FIFTH THIRD INTERMEDIATE BOND FUND and the FIFTH THIRD U.S. GOVERNMENT BOND FUND since March 2003. Mr. Rieddle joined Fifth Third Asset Management, Inc. as a Senior Portfolio Manager of Taxable Fixed Income in August 2002. Prior to joining Fifth Third Asset Management, Inc., he spent nearly four years as a Trust Officer and Portfolio Manager with First Indiana Bank. From 1989 through 1998, Mr. Rieddle was an Institutional Portfolio Manager with Bank One and its predecessor institutions. Mr. Rieddle graduated from Indiana University-Bloomington with a B.S. degree in Business in May 1979, and a Masters of Business Administration degree May 1982. Mr. Rieddle earned his Chartered Financial Analyst designation in 1993. Mr. Rieddle is a member of the Association for Investment Management and Research (AIMR), and its local society, the West Michigan Chapter of the Investment Analysts Society of Chicago.

                                                                              95

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FUND MANAGEMENT
--------------------------------------------------------------------------------

JAMES E. RUSSELL has been the portfolio manager of the FIFTH THIRD BALANCED FUND (equity portion) since May 2002. Mr. Russell is the Managing Director of Core Strategies and the Equity Research Director for Fifth Third Asset Management, Inc. Prior to overseeing the equity research department, he spent several years as a portfolio manager in Fifth Third's Personal Trust Department and an equity analyst covering the chemicals, capital goods, and financials sectors. Mr. Russell graduated from Centre College with a BS before going on to obtain his MBA from Emory University. He earned the CFA designation in 1994 and has over fifteen years of investment experience as an analyst, portfolio manager, and fund manager. Mr. Russell is a former member of Centre College's Alumni Board, an active member of Emory University's Business School Advisory Board and a youth baseball coach.


MITCHELL L. STAPLEY has been the portfolio manager of the FIFTH THIRD BALANCED FUND (fixed income portion) since August 2002, of the FIFTH THIRD INTERMEDIATE BOND FUND since November 1992, of the FIFTH THIRD U.S. GOVERNMENT BOND FUND since October 2001, of the FIFTH THIRD SHORT TERM BOND FUND since November 1996, of the FIFTH THIRD BOND FUND since March 1995, of the FIFTH THIRD HIGH YIELD BOND FUND since November 2005, and the co-portfolio manager of the FIFTH THIRD LIFEMODEL FUNDS SM since July 2006. Mr. Stapley, Chief Fixed Income Officer for Fifth Third Asset Management, Inc., is responsible for all fixed income management and trading. Mr. Stapley has been with Fifth Third since December 1988 and has over twenty-two years of portfolio management experience. Prior to joining Fifth Third, Mr. Stapley was Manager of Short Term Investments/Foreign Exchange Exposure at Navistar International Corporation in Chicago, where he was responsible for both investment strategy and implementation and foreign exchange hedging and trading. Prior to joining Navistar, Mr. Stapley served as a Portfolio Manager for William Wrigley Jr. Company in Chicago. He earned the Chartered Financial Analyst designation in 1994 and received his BS degree in Economics and Political Science, with honors, from Albion College in 1981. Mr. Stapley is a member of the Detroit Bond Club and served as President for the Investment Analysts' Society of Chicago-Western Michigan Chapter.

JILL A. THOMPSON has been the portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since July 2005, and has been the portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since August 2006. A Chartered Financial Analyst, Ms. Thompson joined Fifth Third Asset Management in March 2005 as Portfolio Manager on the firm's small and mid cap growth products. Before joining Fifth Third, Ms. Thompson served as co-portfolio manager of KB Growth Advisors' small cap growth product for five years. Prior to that, she was with US Bancorp Piper Jaffray for ten years, where she served as co-portfolio manager of US Bancorp Asset Management/Piper Capital Management's small and mid cap growth products. A Chartered Financial Analyst, Ms. Thompson graduated from St. Cloud State University with a Bachelor of Science in Finance. Ms. Thompson has 17 years of investment experience.


MICHAEL P. WAYTON has been a portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since February 2005. Mr. Wayton is a Portfolio Manager of Quantitative Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third in December 2004, he spend 4 1/2 years as a quantitative analyst for the National City Investment Management Company where he was responsible for the management of the firm's passive assets and the development of quantitative equity models. Prior to that, he spend 1 1/2 years in National City's personal trust department. Mr. Wayton earned the Chartered Financial Analyst designation in 2005 and is a member of the CFA Society of Cleveland. Mr. Wayton earned a BSBA in finance from The Ohio State University.


E. KEITH WIRTZ has been the portfolio manager of the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 2003, and the co-portfolio manager of the FIFTH THIRD LIFEMODEL FUNDS(SM) since July 2006. Mr. Wirtz joined Fifth Third Asset Management, Inc. as the President and Chief Investment Officer and Fifth Third Bank as the Chief Investment Officer in March 2003. From 2000 through March 2003, Mr. Wirtz was the President and Chief Executive Officer of Paladin Investment Associates, LLC, an investment management firm. From 1999 to 2000, Mr. Wirtz was the President and Chief Executive Officer of Investment Advisers, Inc., an investment management subsidiary of Lloyds TSB. From 1981 to 1999, Mr. Wirtz held a variety of investment management positions at Bank of America Corp.


DAVID L. WITHROW has been the portfolio manager the FIFTH THIRD SHORT TERM BOND FUND since May 2002 and of the FIFTH THIRD INTERMEDIATE BOND FUND since April 2004. He joined Fifth Third Bank's Investment Advisors Division in 1999 as a senior fixed income portfolio manager for actively managed institutional accounts. Prior to joining Fifth Third, he spent over 10 years as a fixed income portfolio manager with Prime Capital Management. Mr. Withrow graduated from Anderson University and earned a BA in Economics. Mr. Withrow earned his CFA designation in 1993. Mr. Withrow is a member of AIMR and the Cincinnati Society of Financial Analysts.

MORGAN STANLEY INVESTMENT MANAGEMENT INC.

ANN D. THIVIERGE has served as portfolio manager for the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 1995. She joined MSIM in 1986 and became a Managing Director in 1996. She manages over $7 billion in international equities, primarily for institutional accounts. She has been a member of MSIM's asset allocation committee for nine years. Ms. Thivierge received a BA from James Madison College, Michigan State University in International Relations and her MBA from New York University in Finance in 1992. Ms. Thivierge is chair of the investment committee for Lighthouse International and is on the board of Highbridge Voices in the Bronx.

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FORT WASHINGTON INVESTMENT ADVISORS, INC.

J. KEVIN SEAGRAVES, CFA, has served as portfolio manager for the FIFTH THIRD HIGH YIELD BOND FUND since its inception in November, 2005. Mr. Seagraves has served as a Senior Credit Analyst for Fixed Income and Credit Research at Fort Washington since 2003. From 1998-2003, Mr. Seagraves was a Senior Analyst at Summit Investment Partners. From 1996-1998, Mr. Seagraves was a Credit Team Leader and Credit Analyst at National City Bank. Mr. Seagraves earned a BS in Finance from Miami University.

BRENDAN M. WHITE, CFA, has served as portfolio manager for the FIFTH THIRD HIGH YIELD BOND FUND since its inception in November, 2005. Mr. White is currently a Managing Director and Senior Portfolio Manager of Fort Washington and was previously a Vice President and Senior Portfolio Manager of Fort Washington. He has worked for Fort Washington since 1993 and has over 15 years of fixed-income management experience. Mr. White holds an MBA from Xavier University and a BS in Finance from The Ohio State University.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds.

PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Funds have established policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of the policies and procedures is provided in the Statement of Additional Information. The Funds will publicly disclose their portfolio holdings, as reported on a week-end basis, by posting this information on the Trust's website (www.fifththirdfunds.com), in the section entitled "Annual Reports and Other Information". The schedules will consist of the following information about each security (other than cash positions) held by the Funds as of the relevant week-end: CUSIP number, the name of the issuer, number of shares or aggregate par value held, and the traded market value. This information will be posted on the Tuesday following the relevant week's end, and will remain accessible on the website until the next week's information is posted.


SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING FUND SHARES

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds is determined by using market prices, where available, and fair market value. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. There is no guarantee that the value determined for a particular security would be the value realized upon sale of the security. Each Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

ADDITIONAL INFORMATION ABOUT PRICING FUND SHARES

Shares of the Funds are sold through financial intermediaries who have entered into sales agreements with Fifth Third Funds Distributor, Inc., the Funds' Distributor. These financial intermediaries may be authorized to designate other intermediaries to act in this capacity. Orders received prior to the close of the New York Stock Exchange by a financial intermediary that has been authorized to accept orders on the Trust's behalf will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the New York Stock Exchange to the Trust after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.

                                                                              97

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SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

The Trustees have approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fund shares. First, when a market quotation is not readily available for a security, the Funds are exposed to the risk that investors may purchase or redeem shares at a net asset value that does not appropriately reflect the value of the underlying securities. The Funds seek to deter and prevent this activity, sometimes referred to as "stale price arbitrage", by the appropriate use of "fair value" pricing of the Funds' portfolio securities. Second, the Funds seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Personnel responsible for detecting short-term trading activity (the "Trading Monitor") in the Funds' shares is responsible for (i) rejecting any purchase or exchange, or (ii) terminating purchase or exchange privileges if, in the judgment of the Trading Monitor, the transaction would adversely affect a Fund or its shareholders. The Funds recognize that the Trading Monitor will not always be able to detect or prevent short-term or other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Funds are open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds, its transfer agent, or other servicing agent. All orders must be received by the Funds or its transfer agent prior to 4:00 p.m. Eastern Time in order to receive that day's NAV.

Institutional shares may only be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Funds to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

SHAREHOLDER CONTACT INFORMATION

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Funds and it may have an earlier cut-off time and different trading and exchanging policies. Consult that entity for specific information. Some policy differences may include:

o   minimum investment requirements

o   exchange policies

o   cutoff time for investments

o   redemption fees

If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

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SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

INVESTMENT AMOUNTS

The minimum initial investment in Institutional shares of the Funds offered by this Prospectus (except for the Equity Index Fund) is $1,000. An Institutional shareholder's minimum investment cannot be calculated by combining all accounts she/he maintains with Fifth Third Funds -- rather, the shareholder must meet the minimum amount for each fund in which she/he wishes to invest. The minimum initial investment in Institutional shares of the Equity Index Fund is $5,000,000. Subsequent investments must be in amounts of at least $50.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject cash, third-party checks, starter checks, traveler's checks and credit card convenience checks. Money orders are not accepted. All checks should be made payable to the Fifth Third Funds.

The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum investment.

For details, contact the Trust toll free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to:
Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

AVOID WITHHOLDING TAX

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

   o  Name;

   o  Date of birth (for individuals);

   o Residential or business street address (although post office boxes are still permitted for mailing); and

   o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Funds are open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or other servicing agent. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold, you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund's net asset value if that amount is less than $250,000), the Funds reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.

REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT - SHARES PURCHASED BY CHECK

When you have made your investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Institutional shares for Institutional shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

INSTRUCTIONS FOR EXCHANGING SHARES

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.

NOTES ON EXCHANGES

In order to prevent excessive short-term or other abusive trading practices, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

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SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The Exchange Privilege may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are DECLARED DAILY AND PAID MONTHLY by the Strategic Income Fund.

Dividends, if any, are DECLARED AND PAID MONTHLY by the following Funds: Fifth Third High Yield Bond Fund, Fifth Third Bond Fund, Fifth Third Intermediate Bond Fund, Fifth Third Short Term Bond Fund, Fifth Third U.S. Government Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Intermediate Municipal Bond, Fifth Third Ohio Municipal Bond Fund and Fifth Third Michigan Municipal Bond Fund.

Dividends, if any, are DECLARED AND PAID QUARTERLY by the following Funds: Fifth Third Mid Cap Growth Fund, Fifth Third Quality Growth Fund, Fifth Third Large Cap Core Fund, Fifth Third Equity Index Fund, Fifth Third Balanced Fund, Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund, Fifth Third Disciplined Large Cap Value Fund, Fifth Third LifeModel Aggressive Fund SM, Fifth Third LifeModel Moderately Aggressive Fund SM, Fifth Third LifeModel Moderate Fund SM, Fifth Third LifeModel Moderately Conservative Fund SM, Fifth Third LifeModel Conservative Fund SM, Fifth Third Dividend Growth Fund and Fifth Third Technology Fund.

Dividends, if any, are DECLARED AND PAID ANNUALLY by the following Funds: Fifth Third Small Cap Growth Fund, Fifth Third Small Cap Value Fund, and Fifth Third International Equity Fund.

Capital gains, if any, are distributed at least annually.

As discussed in detail in the Statement of Additional Information, if a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares. The Fifth Third Strategic Income Fund is particularly susceptible to this possibility because it may, at times in its discretion, pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the Fund to maintain a more stable level of distributions. As a result, the dividend paid by the Fund to shareholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders.

EXPENSES
--------------------------------------------------------------------------------

The expenses for investing in funds of funds, like the LifeModel Funds SM, are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a fund of funds indirectly pay a portion of the fees and expenses charged at the underlying fund level. To lessen the impact of expenses incurred at the underlying fund level, the LifeModel Funds SM invest in Institutional shares of the underlying funds, which are not subject to any sales charge or distribution/service (12b-1) fees.

TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

TAXATION OF DISTRIBUTIONS


Each Fund expects to distribute substantially all of its net investment income (including net realized capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or reinvested in additional shares. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the Shareholder and Fund level. The fixed income funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income. An Asset Allocation Fund will not be able to offset gains realized by one Fund in which it invests against losses realized by another Fund in which it invests until it disposes of shares of the Fund that realized such losses. The use of a fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders and increase the amount of taxes payable by shareholders. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.


FOREIGN INVESTMENTS


If a Fund invests in foreign securities, please note that investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source which may decrease the yield of such investments. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduce tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of the Fund's assets to be invested within various countries is unknown. However, Fifth Third International Equity Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

Fifth Third International Equity Fund intends to qualify so as to be eligible to elect to "pass through" to its shareholders foreign income taxes that it pays. If Fifth Third International Equity Fund makes that election, a shareholder must include its share of those taxes in gross income as a distribution from the Fund and will be allowed to claim a credit (or a deduction, if that shareholder itemizes deductions) for such amounts on its U.S. federal income tax return, subject to certain limitations. In general, shareholders in other Funds investing in foreign securities will not be entitled to claim a credit or deduction for foreign taxes on their U.S. federal income tax returns. There are, some exceptions, however. Shareholders should consult their tax advisors for more information with respect to their individual circumstances.

In addition, foreign investment may prompt a Fund to distribute ordinary income more frequently or in greater amounts than purely domestic funds, which could increase a shareholder's tax liability.


ADDITIONAL TAX INFORMATION FOR FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND, FIFTH THIRD OHIO MUNICIPAL BOND FUND, FIFTH THIRD MUNICIPAL BOND FUND, FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND (THE "MUNICIPAL SECURITIES FUNDS")


If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is exempt from federal income tax, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes but may be subject to federal alternative minimum tax and state and local taxes. Exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, include exempt-interest dividends, received by a shareholder. Shareholders who receive Social Security or Railroad Retirement benefits, should consult their tax advisors to determine what effect, if any, an investment in the Funds may have on the federal taxation of their benefits.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent a Fund invests in those securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities.


Distributions, if any, derived from net capital gains will generally be taxable to shareholders as long-term capital gains. The Municipal Securities Funds may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income and any distributions of short-term capital gains will be taxable to shareholders as ordinary income.

The Municipal Securities Funds may invest as much as 100% of their assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax.


Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Securities Funds generally will not be deductible for federal income tax purposes.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

Dividends from Fifth Third Ohio Municipal Bond Fund representing interest on obligations held by that Fund which are issued by the State of Ohio, political or governmental subdivisions thereof as defined in Section 5709.76(D)(10) of the Ohio Revised Code, or nonprofit corporations authorized to issue public securities for or on behalf of Ohio or a subdivision or agencies or instrumentalities of Ohio or its political subdivisions ("Ohio Obligations") are exempt from Ohio personal income tax as well as Ohio municipal or school district income taxes. Corporate shareholders that are subject to the Ohio corporation franchise tax may exclude such dividends from the Fund from the net income base of the Ohio Corporation franchise tax.

Distributions with respect to shares of the Fifth Third Ohio Municipal Bond Fund properly attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to Ohio personal income tax, the Ohio commercial activity tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources generally will not be exempt from Ohio personal income tax, municipal or school district income taxes in Ohio or the net income base of the Ohio corporation franchise tax.


Although the Fund distributions described above attributable to interest on, and any profit from the sale, exchange or other disposition of, Ohio Obligations are excludable from the net income base of the Ohio corporation franchise tax, the value of all Fund shares may be included in the net worth base of the Ohio corporation franchise tax.


This discussion of Ohio taxes assumes that the Fifth Third Ohio Municipal Bond Fund will continue to qualify as a regulated investment company under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of the Fund consists of Ohio Obligations or similar obligations of other states or their subdivisions.

Shareholders of the Fifth Third Ohio Municipal Bond Fund should consult with their tax advisers about other state and local tax consequences of their investments in the Fund.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of social security benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, include exempt-interest dividends, received by a shareholder.

Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent either Fund invests in those securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities.

Because the Fifth Third Michigan Municipal Bond Fund intends to invest substantially all of its assets in tax-exempt obligations of the State of Michigan or its political subdivisions, shareholders who are subject to Michigan state income tax will generally not be subject to tax on dividends paid by these Funds to the extent that the dividends are attributable to interest income from these obligations. Shareholders should consult their tax advisors regarding the tax status of distributions in their state and locality.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


This is a brief summary of certain income tax consequences relating to an investment in the Funds. The Statement of Additional Information provides further details regarding taxation. Shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local tax laws.

ADDITIONAL COMPENSATION TO SERVICING AGENTS

The Advisor and/or its affiliates may pay amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing related services, or access advantages to the Funds, including, for example, presenting the Funds on "approved" or "select" lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Advisor and/or its affiliates may pay amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by Fifth Third Funds' transfer agent. The Fifth Third Funds also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Funds has been audited by ______________. _____________'s report, along with the Funds' financial statements, is incorporated by reference in the SAI which is available upon request.

                      [THIS PAGE INTENTIONALL LEFT BLANK]

                      [THIS PAGE INTENTIONALL LEFT BLANK]


ADDRESSES
------------------------------------------------------------------------------------------------------------
Fifth Third Funds                                                  Fifth Third Funds
Stock and Bond Mutual Funds                                        3435 Stelzer Road
Asset Allocation Funds                                             Columbus, Ohio 43219
Institutional Shares
------------------------------------------------------------------------------------------------------------

Investment Advisor                                                 Fifth Third Asset Management, Inc.
                                                                   38 Fountain Square Plaza
                                                                   Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------------------

Sub-Advisor                                                        Morgan Stanley Investment Management Inc.
(International Equity Fund only)                                   1221 Avenue of the Americas
                                                                   New York, New York 10020
------------------------------------------------------------------------------------------------------------

Sub-Advisor                                                        Fort Washington Investment Advisors, Inc.
(High Yield Bond Fund only)                                        420 East Fourth Street
                                                                   Cincinnati, Ohio 45202
------------------------------------------------------------------------------------------------------------

Distributor                                                        Fifth Third Funds Distributor, Inc.
                                                                   3435 Stelzer Road
                                                                   Columbus, Ohio 43219
------------------------------------------------------------------------------------------------------------

Administrator, Accountant and Custodian                            Fifth Third Bank
                                                                   38 Fountain Square Plaza
                                                                   Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------------------

Sub-Administrator                                                  BISYS Fund Services Limited Partnership
                                                                   3435 Stelzer Road
                                                                   Columbus, Ohio 43219
------------------------------------------------------------------------------------------------------------

Transfer and Dividend Disbursing Agent and Sub-Accountant          BISYS Fund Services Ohio, Inc.
                                                                   3435 Stelzer Road
                                                                   Columbus, Ohio 43219
------------------------------------------------------------------------------------------------------------

Independent Registered Public Accounting Firm


------------------------------------------------------------------------------------------------------------


The following additional information is available to you upon request and without charge.

ANNUAL/SEMI-ANNUAL REPORTS:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds' performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------

YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUNDS. IN ADDITION, YOU MAY CONTACT THE FUNDS AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: HTTP://WWW.53.COM*

--------------------------------------------------------------------------------

               *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

      o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

      o At no charge on the EDGAR Database on the Commission's Website at http://www.sec.gov.

                                       Investment Company Act file no. 811-5669.

                            [LOGO] Fifth Third Funds
logo: Fifth Third Funds

EQUITY INDEX FUND
INSTITUTIONAL MONEY MARKET
  MUTUAL FUNDS
PREFERRED SHARES


PROSPECTUS
NOVEMBER 29, 2006


The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FIFTH THIRD FUNDS
EQUITY INDEX FUND
INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
PREFERRED SHARES

TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

OBJECTIVES, STRATEGIES AND RISKS
Equity Index Fund ..........................................  2
Institutional Money Market Fund ............................  4
Institutional Government Money Market Fund .................  5
U.S. Treasury Money Market Fund ............................  6
Municipal Money Market Fund ................................  7

SHAREHOLDER FEES AND FUND EXPENSES
Fee Tables .................................................  8
Expense Examples ...........................................  8

Additional Information About the Funds' Investments ........  9
Name Policies ..............................................  9
Investment Practices .......................................  9
Investment Risks ........................................... 15


FUND MANAGEMENT
Investment Advisor ......................................... 16
Portfolio Managers - Equity Index Fund ..................... 17
Portfolio Holdings ......................................... 17


SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares ......................... 18
Abusive Trading Practices .................................. 18
Purchasing and Adding To Your Shares ....................... 19
Selling Your Shares ........................................ 20
Exchanging Your Shares ..................................... 21
Dividends and Capital Gains ................................ 22
Taxation ................................................... 22
Additional Information about the Funds ..................... 23


FINANCIAL HIGHLIGHTS ....................................... 25


BACK COVER
Where to learn more about Fifth Third Funds

OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about the Fifth Third Equity Index Fund and each of the Fifth Third Institutional Money Market Mutual Funds (each, a "Fund" and collectively, the "Funds"), each a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.


Each Fund is managed by Fifth Third Asset Management, Inc. ("FTAM" or the "Advisor").


LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

There is no guarantee that any Fund will achieve its objective.

                                                                      Core Style
FIFTH THIRD EQUITY INDEX FUND
--------------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Long-term capital appreciation with current income as a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities that comprise an equity index. The Fund invests substantially all of its assets in common stock of companies that make up the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500")+. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses. Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and changes in the size of the Fund.

Although the Fund's investment style is essentially passive, the portfolio managers attempt to add incremental value by timing the purchase and sale of securities to changes in the index. Specifically, the portfolio managers may buy or sell ahead of or after index changes to take advantage of price volatility and obtain favorable prices. When index changes are not mirrored exactly, additions and deletions within the portfolio index generally will be made within several days so as to maintain a 0.95 correlation to the index.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

The Advisor may hedge cash balances with derivative securities or exchange-traded funds. Cash hedging is performed in an effort to reduce Fund tracking error and minimizing cash drag on performance.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

INDEX INVESTING RISK. Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities index (the S&P 500) in an attempt to approximate the index's performance. The Fund may purchase, retain and sell securities at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also a risk that the Fund will not accurately track the S&P 500. Should this occur, the Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's net asset value (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500. There is also a risk that the Fund's investment results may fail to match those of the S&P 500 or that if the S&P 500 does not perform well, the investment results of the Fund may not be as favorable as those of other funds.


--------------------
+ "S&P 500" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.


DERIVATIVES RISK. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR PREFERRED SHARES1
--------------------------------------------------------------------------------

[bar chart]

1996      22.09%
97        32.36%
98        28.07%
99        20.37%
00        -9.45%
01       -12.36%
02       -22.49%
03        27.94%
04        10.44%
05         4.61%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                 Q4 1998              21.21%
  Worst quarter:                Q3 2002             -17.37%
  Year to Date Return (1/1/06 to 9/30/06):             ___%


1 Prior to October 20, 2003, the quoted performance of the Preferred shares reflects the performance of Institutional shares, a class of shares of the Fund not offered by this prospectus, adjusted to reflect the expenses of Preferred shares. Preferred shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

FIFTH THIRD EQUITY INDEX FUND
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)1
================================================================================

                                                                   INCEPTION          PAST              PAST             PAST
                                                                     DATE             YEAR             5 YEARS         10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED SHARES
------------------------------------------------------------------------------------------------------------------------------------
  Return Before Taxes                                               11/2/92           4.61%             0.09%            8.53
  Return After Taxes
    on Distributions2                                                                 4.36%            -0.23%            7.92%
  Return After Taxes on Distributions
    and Sale of Fund Shares2                                                          3.32%            -0.05%            7.23%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX(R)* (REFLECTS NO DEDUCTION
  FOR FEES, EXPENSES OR TAXES)                                                        4.91%             0.54%            9.07%
------------------------------------------------------------------------------------------------------------------------------------


1 Prior to October 20, 2003, the quoted performance of the Preferred shares reflects the performance of Institutional shares, a class of shares of the Fund not offered by this prospectus, adjusted to reflect the expenses of Preferred shares. Preferred shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

                                                                    Money Market
FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------


FUNDAMENTAL OBJECTIVE Current income from short-term securities consistent with the stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's Advisor. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or a U.S. Government agency or instrumentality. Additionally, shares of money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in asset-backed securities and repurchase agreements collateralized by the securities mentioned above.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk and foreign investment risk.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

FOREIGN INVESTMENT RISK involves the risk associated with higher transaction costs, delayed settlements, and adverse economic, political or social developments.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR PREFERRED SHARES
--------------------------------------------------------------------------------

[bar chart]

2004    1.11%
  05    2.96%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                 Q4 2005               0.94%
  Worst quarter:                Q2 2004               0.20%
  Year to Date Return (1/1/06 to 9/30/06):             ___%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
================================================================================


                      INCEPTION DATE       PAST YEAR     SINCE INCEPTION
----------------------------------------------------------------------------
PREFERRED SHARES         10/20/03            2.96%            1.92%
----------------------------------------------------------------------------


To obtain current yield information, visit www.53.com or call 1-800-282-5706.

                                                                    Money Market
FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------


FUNDAMENTAL OBJECTIVE Current income consistent with the stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government securities, repurchase agreements collateralized by these securities, and shares of money market investment companies that invest exclusively in these securities. U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), the Overseas Private Investment Corporation (OPIC), and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) and Federal Agricultural Mortgage Corporation (Farmer Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include credit risk, interest rate risk and net asset value risk.

CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuers may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more credit risk than any direct obligation of the U.S. Treasury.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.


NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR PREFERRED SHARES
--------------------------------------------------------------------------------

[bar chart]

2004    1.04%
  05    2.89%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                 Q4 2005               0.91%
  Worst quarter:                Q2 2004               0.18%
  Year to Date Return (1/1/06 to 9/30/06):             ___%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
================================================================================


                      INCEPTION DATE       PAST YEAR     SINCE INCEPTION
----------------------------------------------------------------------------
PREFERRED SHARES         10/20/03            2.89%            1.85%
----------------------------------------------------------------------------


To obtain current yield information, visit www.53.com or call 1-800-282-5706.

                                                                    Money Market
FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------


FUNDAMENTAL OBJECTIVE Stability of principal and current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk and net asset value risk.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.


NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR PREFERRED SHARES
--------------------------------------------------------------------------------

[bar chart]

2004    0.96%
  05    2.81%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                 Q4 2005               0.89%
  Worst quarter:                Q2 2004               0.16%
  Year to Date Return (1/1/06 to 9/30/06):             ___%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
================================================================================


                      INCEPTION DATE       PAST YEAR     SINCE INCEPTION
----------------------------------------------------------------------------
PREFERRED SHARES         10/20/03            2.81%            1.77%
----------------------------------------------------------------------------


To obtain current yield information, visit www.53.com or call 1-800-282-5706.

                                                                    Money Market
FIFTH THIRD MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------


FUNDAMENTAL OBJECTIVE Maximize current income, exempt from federal income tax, while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed
90 days.


The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor.

Under normal circumstances, at least 80% of its assets are invested in municipal securities, which include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. These securities tend to be:

   o general obligation bonds, the principal and interest of which are paid from general tax revenues received by the issuer;

   o revenue bonds, the principal and interest of which are paid only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

   o industrial development bonds, the principal and interest of which are paid only from revenues received from privately operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.


The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in asset-backed securities and repurchase agreements collateralized by U.S. Treasury securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk, and tax risk.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.


CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR PREFERRED SHARES
--------------------------------------------------------------------------------

[bar chart]

2004    0.71%
  05    1.94%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                 Q4 2005               0.62%
  Worst quarter:                Q2 2004               0.13%
  Year to Date Return (1/1/06 to 9/30/06):             ___%



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
================================================================================

                      INCEPTION DATE       PAST YEAR     SINCE INCEPTION
----------------------------------------------------------------------------
PREFERRED SHARES         10/20/03            1.94%            1.26%
----------------------------------------------------------------------------

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------

FEE TABLES
--------------------------------------------------------------------------------


This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2006.

                                                                                EQUITY INDEX FUND AND
SHAREHOLDER FEES                                                          INSTITUTIONAL MONEY MARKET FUNDS
(FEES PAID DIRECTLY FROM YOUR INVESTMENTS)                                        PREFERRED SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     FIFTH THIRD
                                                                     FIFTH THIRD    INSTITUTIONAL
                                                       FIFTH THIRD  INSTITUTIONAL    GOVERNMENT  FIFTH THIRD U.S.   FIFTH THIRD
                                                      EQUITY INDEX   MONEY MARKET   MONEY MARKET  TREASURY MONEY  MUNICIPAL MONEY
                                                          FUND           FUND           FUND        MARKET FUND     MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES          None           None           None          None            None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
  REINVESTED DIVIDENDS                                    None           None           None          None            None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                               None           None           None          None            None
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                           0.30%          0.40%          0.40%         0.40%           0.50%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                 None           None           None          None            None
------------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES1                                             %              %              %             %               %
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                        %              %              %             %               %
------------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT2                    %              %              %             %               %
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                %              %              %             %               %
------------------------------------------------------------------------------------------------------------------------------------


1 Preferred class shareholders pay a shareholder servicing fee of up to 0.15% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.


2 The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2007, to limit total annual fund operating expenses for the Equity Index Fund to 0.34%, for the Institutional Money Market Fund, Institutional Government Money Market Fund, U.S. Treasury Money Market Fund and Municipal Money Market Fund to 0.36%. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Funds for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described herein.


EXPENSE EXAMPLE
--------------------------------------------------------------------------------

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The table illustrates the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.


                                                                   1 YEAR          3 YEARS          5 YEARS        10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD EQUITY INDEX FUND - PREFERRED SHARES                     $35             $203            $385            $914
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND - PREFERRED SHARES       $37             $211            $401            $949
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND -
  PREFERRED SHARES                                                   $37             $214            $405            $960
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD U.S. TREASURY MONEY MARKET FUND - PREFERRED SHARES       $37             $211            $401            $949
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MUNICIPAL MONEY MARKET FUND - PREFERRED SHARES           $37             $244            $468          $1,112
------------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


NAME POLICIES
--------------------------------------------------------------------------------

To comply with Securities and Exchange Commission ("SEC") rules regarding the use of descriptive words in a fund's name, some Funds have adopted policies of investing at least 80% of their net assets plus any borrowings made for investment purposes in specific types of investments or industries. Each Fund's policy is described in its summary description under the heading "Principal Investment Strategies." A Fund will not change its name policy without providing its shareholders at least 60 days' prior written notice.


INVESTMENT PRACTICES
--------------------------------------------------------------------------------

Each Fund may invest in a variety of securities and employ a number of investment techniques. The following table includes a list of permissible securities and investment techniques that each Fund may use; however, the selection of such securities and techniques is left to the investment discretion of the Advisor. Each security and technique involves certain risks. Following the table is a discussion of the risks associated with these securities and techniques. You may also consult the Statement of Additional Information for additional details regarding these permissible investments.

Additional Information About the Funds' Investments
--------------------------------------------------------------------------------


                                                                               Delayed
                                                Asset-                         Delivery/                Foreign     Guaranteed
                                                Backed    Common  Convertible   When-                  Currency     Investment
                                              Securities   Stock  Securities   Issueds   Derivatives  Transactions   Contracts

FIFTH THIRD FUNDS
EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                            X                    X           X
------------------------------------------------------------------------------------------------------------------------------------


INSTITUTIONAL MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                    X                              X           X                           X
------------------------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund         X                              X           X                           X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                                   X           X
------------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                        X                              X           X
------------------------------------------------------------------------------------------------------------------------------------




                                                High-Yield/
                                                 High-Risk                      Investment     Investment
                                                   Debt         Illiquid         Company         Grade          Loan
                                                Securities      securities      Securities       Bonds     Participations


FIFTH THIRD FUNDS
EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                                    X               X
------------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                                      X                X             X              X
------------------------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund                           X                X             X              X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                                       X
------------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                                          X                X             X              X
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                   Non-U.S.
                                                Money      Mortgage-    Mortgage                    Traded
                                               Market       Backed       Dollar     Municipal      Foreign       Preferred
                                            Instruments   Securities      Rolls     Securities    Securities       Stocks

FIFTH THIRD FUNDS
EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                  X
------------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                    X            X                        X
------------------------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund         X            X                        X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                    X
------------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                        X            X                        X
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                            Small and
                                              Real Estate                     Reverse                Short-    Micro
                                               Investment     Restricted    Repurchase   Securities   Term      Cap       Stripped
                                             Trusts (REITs)   Securities    Agreements     Lending   Trading  Equities  Obligations


FIFTH THIRD FUNDS
EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                  X               X             X            X         X         X          X
------------------------------------------------------------------------------------------------------------------------------------


INSTITUTIONAL MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                                    X             X            X         X                    X
------------------------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund                         X             X            X         X                    X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                                                         X                    X
------------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                                        X             X            X         X                    X
------------------------------------------------------------------------------------------------------------------------------------


                                                U.S.         U.S.                        Variable                      Zero-
                                             Government     Traded         U.S.        and Floating                   Coupon
                                               Agency       Foreign       Treasury         Rate                        Debt
                                             Securities    Securities    Obligations    Instruments    Warrants      Obligations

FIFTH THIRD FUNDS
EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                X              X             X               X            X             X
------------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                  X              X             X               X                          X
------------------------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund       X              X             X               X                          X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                  X                            X                                          X
------------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                      X                            X               X                          X
------------------------------------------------------------------------------------------------------------------------------------


10-11
spread

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and securities backed by other types of receivables or other assets.

COLLATERALIZED LOAN OBLIGATIONS: A type of asset-backed security that is an obligation of a trust typically collateralized by pools of loans.


COMMON STOCK: Shares of ownership of a company.

CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common stock.

DELAYED DELIVERY TRANSACTIONS/FORWARD COMMITMENTS/WHEN-ISSUEDS: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund's obligations under these commitments will not exceed 25% of its total assets.

DERIVATIVES: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swaps, swaptions, some mortgage-backed securities and custody receipts.

         CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price. The Money Market Funds may not invest in these securities.

         CUSTODY RECEIPTS: Derivative products which, in the aggregate, evidence direct ownership in a pool of securities, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs.

         FUTURES AND RELATED OPTIONS: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price. The Money Market Funds may not invest in these.

         STOCK-INDEX OPTIONS: A security that combines features of options with securities trading using composite stock indices. The Money Market Funds may not invest in these.

         STRUCTURED NOTES: Debt obligations that may include components such as swaps, forwards, options, caps or floors, which change their return pattern. They may be used to alter the risks to a portfolio or, alternatively, may be used to expose a portfolio to asset classes or markets in which one does not desire to invest directly. The Money Market Funds may not invest in these.

         SWAPS AND SWAPTIONS: Two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The Money Market Funds may not invest in these.

FOREIGN CURRENCY TRANSACTIONS: Foreign currency transactions include forward foreign currency exchange contracts, foreign currency options, and foreign currency futures transactions.

FOREIGN SECURITIES--NON-U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.

FOREIGN SECURITIES--U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

         AMERICAN DEPOSITARY RECEIPTS ("ADRS"): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

         YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S.-dollar denominated bonds issued by foreign corporations or governments.

                  CANADA BONDS: Issued by Canadian provinces.

                  SOVEREIGN BONDS: Issued by the government of a foreign country.

                  SUPRANATIONAL BONDS: Issued by supranational entities, such as the World Bank and European Investment Bank.

GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


HIGH-YIELD/HIGH-RISK DEBT SECURITIES: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include "lower rated bonds," "non-investment grade bonds," and "junk bonds."


ILLIQUID SECURITIES: Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.


INVESTMENT COMPANY SECURITIES: Shares of investment companies. Investment companies may include money market funds and shares of other registered investment companies for which the Advisor to a Fund or any of its affiliates serves as investment advisor, administrator or distributor.


         BEAR FUNDS: A fund intended to increase/decrease in value inversely to the stock or equity index to which it relates. The Money Market Funds may not invest in these.

         CLOSED-END FUNDS: Funds traded on an exchange, which are not redeemable on a continuous basis. The Money Market Funds may not invest in these.

         EXCHANGE-TRADED FUNDS ("ETFS"): ETFs entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolios, less trust expenses. Examples of ETFs include Standard & Poor's Depositary Receipts ("). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500 Index(R). iShares(R) are also ETFs and are index funds that trade like shares. Each share represents a portfolio of stocks designed to track closely one specific index. The Money Market Funds may not invest in these.

         LEVERAGED FUNDS: Funds that utilize leverage in an attempt to maximize gains. The Money Market Funds may not invest in these.

INVESTMENT GRADE BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.

LOAN PARTICIPATIONS: Interests in loans to U.S. corporations that are administered by the lending bank or agent for a syndicate of lending banks.

MONEY MARKET INSTRUMENTS: Investment-grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. Money market instruments may carry fixed or variable interest rates.

         BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

         CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.

         COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

         REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date.

         TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

         COLLATERALIZED MORTGAGE OBLIGATIONS: Mortgage-backed bonds that separate mortgage pools into different maturity classes.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

MORTGAGE DOLLAR ROLLS: Transactions in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date.

MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (g) general obligation bonds.

         STAND-BY COMMITMENTS: Contract where a dealer agrees to purchase at a fund's option a specified municipal obligation at its amortized cost value to a fund plus accrued interest.

PREFERRED STOCKS: Equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. These securities generally do not carry voting rights.

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 33 1/3% of the Fund's total assets, plus the amount of the securities out on loan. In return, the Fund will receive cash, other securities, and/or letters of credit.

SHORT-TERM TRADING: The sale of a security soon after its purchase. A portfolio engaging in such trading will have higher turnover and transaction expenses.

SMALL AND MICRO CAP EQUITIES: Equity securities of companies with market capitalizations within or lower than those included in the Russell 2000(R) Index.

STRIPPED OBLIGATIONS: U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.


TRUST PREFERRED SECURITIES: Securities possessing characteristics of both equity and debt issues.


U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities of the U.S. Government. These include Fannie Mae and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates which are reset daily, weekly, quarterly or according to some other period and that may be payable to a Fund on demand.

WARRANTS: Securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

INVESTMENT RISKS
--------------------------------------------------------------------------------


Below is a discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and pre-payment risks, although certain securities may be subject to additional risks.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. The following investments/investment practices are subject to credit risk: asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, commercial paper, convertible securities, derivatives, futures and related options, guaranteed investment contracts, high-yield/high-risk/debt securities, investment grade bonds, loan participations, money market instruments, mortgage-backed securities, municipal securities, real estate investment trusts (REITs), securities lending, stock-index options, time deposits, U.S. Government agency securities, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.


FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments related to foreign investments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets. The following investments/investment practices are subject to foreign investment risk: American depository receipts (ADRs), foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, and Yankee bonds and similar debt obligations.


INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically. The following investments/investment practices are subject to interest rate risk: asset-backed securities, bankers' acceptances, bonds, certificates of deposit, collateralized mortgage obligations, commercial paper, derivatives, high-yield/high-risk/debt securities, investment grade bonds, loan participations, mortgage-backed securities, REITs, stripped obligations, U.S. Government agency securities, U.S. Treasury obligations, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

         HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

         SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

The following investments/investment practices are subject to leverage risk: bear funds, call and put options, derivatives, forward commitments, futures and related options, leveraged funds, repurchase agreements, reverse repurchase agreements, securities lending, stock-index options, and when-issued and delayed delivery transactions.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. The following investments/investment practices are subject to liquidity risk: asset-backed securities, bankers' acceptances, bear funds, call and put options, certificates of deposit, closed-end funds, commercial paper, derivatives, non-U.S. traded and U.S. traded foreign securities,

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


forward commitments, futures and related options, high-yield/high-risk debt securities, illiquid securities, loan participations, REITs, restricted securities, securities lending, small and micro cap equities, stock-index options, time deposits, variable and floating rate instruments, and when-issued and delayed delivery transactions.


MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. The following investments/investment practices are subject to management risk: call and put options, derivatives, futures and related options, REITs, and stock-index options.


MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. The following investments/investment practices are subject to market risk: ADRs, asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, closed-end funds, commercial paper, common stock, convertible securities, derivatives, exchange-traded funds (ETFs), foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, futures and related options, high-yield/high-risk debt securities, illiquid securities, investment company securities, investment grade bonds, leveraged funds, money market instruments, mortgage-backed securities, mortgage dollar rolls, municipal securities, preferred stocks, REITs, repurchase agreements, restricted securities, reverse repurchase agreements, securities lending, short-term trading, small and micro cap equities, stand-by commitments, stock-index options, time deposits, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.


POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. The following investments/investment practices are subject to political risk: ADRs, bonds, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, municipal securities, and Yankee bonds and similar debt obligations.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"-or repay-higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income-and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity. The following investments/investment practices are subject to pre-payment/call risk: asset-backed securities, bonds, collateralized mortgage obligations, mortgage-backed securities, and mortgage dollar rolls.

REGULATORY RISK. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws. The following investments/investment practices are subject to regulatory risk: asset-backed securities, mortgage-backed securities, mortgage dollar rolls, and municipal securities.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Municipal securities are subject to tax risk.

FUND MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Funds and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. The Advisor provides comprehensive advisory services for institutional clients. The Advisor offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced investment professionals, advanced research resources, and disciplined investment processes, the Advisor's goal is to produce superior, long-term investment results and client satisfaction.

FUND MANAGEMENT
--------------------------------------------------------------------------------


Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of over 50 professional investment analysts, portfolio managers and traders, and uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.


As of September 30, 2006, Fifth Third Asset Management, Inc. had approximately $__ billion of assets under management, including approximately $___ billion of assets in the Fifth Third Funds.

A discussion of the basis for the Board of Trustees' approval of the Funds' investment advisory contracts is included in the shareholder reports for the period during which the Board of Trustees approved such contracts.


The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. On September 28, 2005 the Securities and Exchange Commission (SEC) granted exemptive relief to the Funds and the Advisor to permit the Advisor, subject to certain conditions, including the one-time approval of the Funds' Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and shareholders. The exemptive order gives the Advisor the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.


The management fees, after fee waivers, paid by the Funds for the fiscal year ended July 31, 2006 are as follows:


                                                               AS A PERCENTAGE OF
                                                            AVERAGE DAILY NET ASSETS
                                                            ------------------------
Fifth Third Equity Index Fund                                           0.10%
Fifth Third Institutional Money Market Fund                             0.10%
Fifth Third Institutional Government Money Market Fund                  0.10%
Fifth Third U.S. Treasury Money Market Fund                             0.10%
Fifth Third Municipal Money Market Fund                                 0.25%

PORTFOLIO MANAGERS - EQUITY INDEX FUND
--------------------------------------------------------------------------------

Mark Koenig has been a portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since February 2005. He is the Managing Director of Quantitative Strategies for Fifth Third Asset Management, Inc. He has nine years of investment experience and served as the Director of Quantitative Analysis at the National City Investment Management Co. from 1999-2004. In this capacity he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995-1998, Mr. Koenig was a quantitative analyst with National City Bank, where he was responsible for developing risk analytics to support the bank's fixed-income desk. Previously, he spent ten years as a research engineer at Draper Laboratory, where he specialized in developing guidance, navigation, and control algorithms for spacecraft, aircraft, and underwater vehicles. Mr. Koenig has an M.S. in Computational Finance from Carnegie Mellon University, an M.S. in Electrical Engineering from the University of Arizona, and a B.S. in Aerospace Engineering from the University of Cincinnati. He is a member of the CFA Institute, the CFA Society of Cleveland, and the American Finance Association. He earned the Chartered Financial Analyst designation in 2003.

Michael P. Wayton has been a portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since February 2005. Mr. Wayton is a Portfolio Manager of Quantitative Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third in December 2004, he spent 4 1/2 years as a quantitative analyst for the National City Investment Management Company where he was responsible for the management of the firm's passive assets and the development of quantitative equity models. Prior to that, he spent 1 1/2 years in National City's personal trust department. Mr. Wayton earned the Chartered Financial Analyst designation in 2005 and is a member of the CFA Society of Cleveland. Mr. Wayton earned a BSBA in finance from The Ohio State University.

PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Funds have established policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of the policies and procedures is provided in the Statement of Additional Information. The Funds will publicly disclose their portfolio holdings, as reported on a week-end basis, by posting this information on the Trust's website (www.fifththirdfunds.com) in the section entitled "Annual Reports and Other Information". The schedules will consist of the following information about each security (other than cash positions) held by the Funds as of the relevant week-end: CUSIP number, the name of the issuer, number of shares or aggregate par value held, and the traded market value. This information will be posted on the Tuesday following the relevant week's end, and will remain accessible on the website until the next week's information is posted.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING EQUITY INDEX FUND SHARES

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The Fund's NAV is calculated by dividing the Fund's net assets by the number of its shares outstanding. The value of each portfolio instrument held by the Fund is determined by using market prices, where available, and fair market values. Under special circumstances, such as when an event occurs after the close of the exchange on which the Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. There is no guarantee that the value determined for a particular security would be the value realized upon sale of the security. The Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. The Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Fund will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

PRICING MONEY MARKET FUND SHARES

The Funds' Net Asset Value (NAV) is calculated by dividing the Funds' net assets by the number of its shares outstanding. The Funds attempt to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

The Fifth Third Institutional Money Market Fund, the Fifth Third Institutional Government Money Market Fund and the Fifth Third U.S. Treasury Money Market Fund calculate their NAV at 4 p.m. The Fifth Third Municipal Money Market Fund calculates its NAV at 12 noon and 2 p.m. Each Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

ADDITIONAL INFORMATION ABOUT PRICING FUND SHARES

Shares of the Funds are sold through financial intermediaries who have entered into sales agreements with the Distributor. These financial intermediaries may be authorized to designate other intermediaries to act in this capacity. Orders received prior to the close of the New York Stock Exchange by a financial intermediary that has been authorized to accept orders on the Trust's behalf will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the New York Stock Exchange to the Trust after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

The Trustees have approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fund shares. First, when a market quotation is not readily available for a security, the Funds are exposed to the risk that investors may purchase or redeem shares at a net asset value that does not appropriately reflect the value of the underlying securities. The Funds seek to deter and prevent this activity, sometimes referred to as "stale price arbitrage", by the appropriate use of "fair value" pricing of the Funds' portfolio securities. Second, the Funds seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Personnel responsible for detecting short-term trading activity (the "Trading Monitor") in the Funds' shares is responsible for (i) rejecting any purchase or exchange, or (ii) terminating purchase or exchange

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

privileges if, in the judgment of the Trading Monitor, the transaction would adversely affect a Fund or its shareholders. The Funds recognize that the Trading Monitor will not always be able to detect or prevent short-term or other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Funds are open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund, its transfer agent, or other servicing agent. All purchase orders for the Funds must be received by the Funds' transfer agent on the following schedule (Eastern Time) in order to receive that day's NAV (and in the case of the Fifth Third Municipal Money Market Fund, the NAV calculated at 2 p.m.) and dividends: Fifth Third Institutional Government Money Market Fund, Fifth Third Institutional Money Market Fund and Fifth Third U.S. Treasury Money Market Fund-4 p.m.; Fifth Third Municipal Money Market Fund-2 p.m. Purchase orders received after those times will be processed on the following business day.

Preferred shares may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.- Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of fund shares, broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Fund to place trades for themselves or their clients for a fee. In order to purchase Preferred shares through one of those entities, you must have an account with that entity. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Fund may be held in an omnibus account in the name of that institution.

SHAREHOLDER CONTACT INFORMATION

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Fund and it may have an earlier cut-off time and different trading and exchange policies. Consult that entity for specific information. Some policy differences may include:

   o minimum investment requirements
   o exchange policies
   o cutoff time for investments
   o redemption fees

If your purchase order has been received by the Fund prior to the time designated by the Fund for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

The minimum initial investment in Preferred shares of a Fund is $500,000. Subsequent investments must be in amounts of at least $50.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks, starter checks, traveler's checks and credit card convenience checks. Money orders are not accepted. All checks should be made payable to the Fifth Third Funds.

The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum investment.

For details, contact the Funds toll-free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus Ohio 43218-2706, or by express mail to:
Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

AVOID WITHHOLDING TAX

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

   o  Name;
   o  Date of birth (for individuals);
   o Residential or business street address (although post office boxes are still permitted for mailing); and
   o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Funds are is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Orders to sell shares of the Fifth Third Municipal Money Market Fund received by the Fifth Third Funds' transfer agent by 12:00 noon Eastern Time will be processed that day and will not be entitled to that day's dividend. Orders to sell shares of the Fifth Third Municipal Money Market Fund received by the Fifth Third Funds' transfer agent after 12:00 noon Eastern Time will be processed on the following business day and will be entitled to dividends until the processing date.

Orders to sell shares of the Fifth Third Institutional Money Market Fund, the Fifth Third Institutional Government Money Market Fund, and the Fifth Third U.S. Treasury Money Market Fund received by the Fifth Third Funds' transfer agent by 4 p.m. Eastern Time will be processed that day and will not be entitled to that day's dividend. Orders to sell shares of the Fifth Third Institutional Money Market Fund, the Fifth Third Institutional Government Money Market Fund, and the Fifth Third U.S. Treasury Money Market Fund received by the Fifth Third Funds' transfer agent after 4 p.m. Eastern Time will be processed on the following business day and will be entitled to dividends until the processing date.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.-Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund's net asset value if that amount is less than $250,000), the Funds reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.

REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT - SHARES PURCHASED BY CHECK

When you have made your investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

INSTRUCTIONS FOR EXCHANGING SHARES

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.

NOTES ON EXCHANGES

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

In order to prevent excessive short-term or other abusive trading practices, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The Exchange Privilege may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Fund.

SHAREHOLDER SERVICING FEE

Shareholder servicing fees compensate the Distributor and other dealers and investment representatives for services and expenses related to providing shareholder services. Preferred shares pay a (non 12b-1) shareholder servicing fee of up to 0.15% of the average daily net assets of the Funds.

Your financial intermediary may not sell shares in all classes of the Funds or may sell classes that are more expensive to you as compensation or reimbursement for differing levels of servicing or expenses associated with your account. The Funds cannot be responsible for ensuring that your financial intermediary is placing you in the most appropriate class of shares as we are not privy to details of your account and are unable to make a determination as to which class is most suitable. You should discuss all compensation with your financial intermediary and be aware of how your account might be affected.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Dividends, if any, are declared daily and paid monthly by the Funds. Capital gains, if any, are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund Shares may result in taxable gain or loss to the Shareholder. However, because the money market funds seek to preserve the value of investments at $1.00 per share, it is unlikely that such a sale, exchange, or redemption by a money market fund will result in such a taxable gain or loss.

TAXATION OF DISTRIBUTIONS


Each Fund expects to distribute substantially all of its net investment income (including net realized capital gains) to its shareholders at least annually. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or reinvested in additional shares. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. It is unlikely that the money market funds will distribute long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the Shareholder and Fund level. The money market funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.


ADDITIONAL TAX INFORMATION FOR MUNICIPAL MONEY MARKET FUND


If, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's assets consists of obligations, the interest on which is exempt from federal income tax, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes but may be subject to federal alternative minimum tax and state and local taxes. Exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend.
In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder. Shareholders who receive Social Security or Railroad Retirement benefits, should consult their tax advisors to determine what effect, if any, an investment in the Funds may have on the federal taxation of their benefits.

Distributions, if any, derived from net capital gains will generally be taxable as long-term capital gains. The Municipal Money Market Fund may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income and any distributions of short-term capital gains will be taxable to shareholders as ordinary income.

Shareholder Information
--------------------------------------------------------------------------------

The Municipal Money Market Fund may invest as much as 100% of its assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Fund generally will not be deductible for federal income tax purposes.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investment under state and local tax laws.


This is a brief summary of certain income tax consequences relating to an investment in the Funds. The Statement of Additional Information provides further details regarding taxation. Shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.


ADDITIONAL INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------

Investment in Exchange-Traded Funds. The Equity Index Fund may invest in exchange-traded funds, such as iShares(R) Trust and iShares(R), Inc. ("iShares(R)").*

iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.


Because most exchange-traded funds are investment companies, investment in most such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. Upon meeting certain conditions, the Fund may invest its assets in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity.


* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.

ADDITIONAL COMPENSATION TO SERVICING AGENTS


The Advisor and/or its affiliates may pay amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing related services, or access advantages to the Funds, including, for example, presenting the Funds on "approved" or "select" lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition, the Advisor and/or its affiliates may pay amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by Fifth Third Funds' transfer agent. The Fifth Third Funds also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Funds has been audited by ______. _______'s report, along with the Funds' financial statements, is incorporated by reference in the SAI which is available upon request.

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

ADDRESSES
------------------------------------------------------------------------------------------------------------------------------------



Fifth Third Funds                                                               Fifth Third Funds
Equity Index Fund                                                               3435 Stelzer Road
Institutional Money Market Mutual Funds                                         Columbus, Ohio 43219
Preferred Shares
------------------------------------------------------------------------------------------------------------------------------------


Investment Advisor                                                              Fifth Third Asset Management, Inc.
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------------------------------------------


Distributor                                                                     Fifth Third Funds Distributor, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
------------------------------------------------------------------------------------------------------------------------------------


Administrator, Accountant and Custodian                                         Fifth Third Bank
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------------------------------------------


Sub-Administrator                                                               BISYS Fund Services Limited Partnership
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
------------------------------------------------------------------------------------------------------------------------------------


Transfer and Dividend Disbursing Agent and Sub-Accountant                       BISYS Fund Services Ohio, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
------------------------------------------------------------------------------------------------------------------------------------



Independent Registered Public Accounting Firm
------------------------------------------------------------------------------------------------------------------------------------


The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds'performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


--------------------------------------------------------------------------------

YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUNDS. IN ADDITION, YOU MAY CONTACT THE FUNDS AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: HTTP://WWW.53.COM*

--------------------------------------------------------------------------------


           *Fifth Third Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o At no charge on the EDGAR Database on the Commission's Website at http://www.sec.gov.



                             logo: Fifth Third Funds


                                       Investment Company Act file no. 811-5669.

logo: Fifth Third Funds

EQUITY INDEX FUND
INSTITUTIONAL MONEY MARKET
  MUTUAL FUNDS
Select Shares


PROSPECTUS
NOVEMBER 29, 2006


The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FIFTH THIRD FUNDS
EQUITY INDEX FUND
INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
SELECT SHARES

TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

OBJECTIVES, STRATEGIES AND RISKS
Equity Index Fund ............................................2
Institutional Money Market Fund ..............................4
Institutional Government Money Market Fund ...................5
U.S. Treasury Money Market Fund ..............................6
Municipal Money Market Fund ..................................7

SHAREHOLDER FEES AND FUND EXPENSES
Fee Tables ...................................................8
Expense Examples .............................................8


ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
Name Policies ................................................9
Investment Practices .........................................9
Investment Risks ............................................15


FUND MANAGEMENT
Investment Advisor ..........................................17
Portfolio Managers - Equity Index Fund ......................17
Portfolio Holdings ..........................................18

SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares ..........................18
Abusive Trading Practices ...................................18
Purchasing and Adding to Your Shares ........................19
Selling Your Shares .........................................20
Exchanging Your Shares ......................................21
Dividends and Capital Gains .................................22
Taxation ....................................................22
Additional Information about the Funds ......................23

FINANCIAL HIGHLIGHTS ........................................24

BACK COVER
Where to learn more about Fifth Third Funds

OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about the Fifth Third Equity Index Fund and each of the Fifth Third Institutional Money Market Mutual Funds (each, a "Fund" and collectively, the "Funds"), each a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

Each Fund is managed by Fifth Third Asset Management, Inc. (the "Advisor").

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

There is no guarantee that any Fund will achieve its objective.

Fifth Third Equity Index Fund
--------------------------------------------------------------------------------

Core Style


FUNDAMENTAL OBJECTIVE Long-term capital appreciation with current income as a secondary objective.


Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities that comprise an equity index. The Fund invests substantially all of its assets in common stock of companies that make up the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500")+. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses. Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and in the size of the Fund.

Although the Fund's investment style is essentially passive, the portfolio managers attempt to add incremental value by timing the purchase and sale of securities to changes in the index. Specifically, the portfolio managers may buy or sell ahead of or after index changes to take advantage of price volatility and obtain favorable prices. When index changes are not mirrored exactly, additions and deletions within the portfolio index generally will be made within several days so as to maintain a 0.95 correlation to the index.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

The Advisor may hedge cash balances with derivative securities or exchange-traded funds. Cash hedging is performed in an effort to reduce Fund tracking error and minimize cash drag on performance.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

INDEX INVESTING RISK. Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities index (the S&P 500) in an attempt to approximate the index's performance. The Fund may purchase, retain and sell securities at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also a risk that the Fund will not accurately track the S&P 500. Should this occur, the Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's NAV (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500. There is also a risk that the Fund's investment results may fail to match those of the S&P 500 or that if the S&P 500 does not perform well, the investment results of the Fund may not be as favorable as those of other funds.


--------------------
+ "S&P 500" is a registered service mark of Standard & Poor's, a division of the McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.


DERIVATIVES RISK. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR SELECT SHARES1
--------------------------------------------------------------------------------
Bar Chart:

1996      22.17%
97        32.45%
98        28.16%
99        20.46%
00        -9.39%
01       -12.30%
02       -22.43%
03        28.03%
04        10.55%
05         4.64%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                 Q4 1998              21.23%
  Worst quarter:                Q3 2002             -17.36%
  Year to Date Return (1/1/06 to 9/30/06):             ___%


--------------------
1 Prior to October 20, 2003, the quoted performance of the Select shares reflects the performance of Institutional shares, a class of shares of the Fund not offered by this prospectus, adjusted to reflect the expenses of Select shares. Select shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

FIFTH THIRD EQUITY INDEX FUND
--------------------------------------------------------------------------------




AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)1
================================================================================

                                                 INCEPTION           PAST             PAST              PAST
                                                   DATE              YEAR            5 YEARS          10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
SELECT SHARES                                     11/2/92
  Return Before Taxes                                                4.64%            0.16%             8.61%
  Return After Taxes on Distributions2                               4.38%           -0.17%             7.99%
  Return After Taxes on Distributions and
    Sale of Fund Shares2                                             3.35%            0.00%             7.29%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)               4.91%            0.54%             9.07%
------------------------------------------------------------------------------------------------------------------------------------

--------------------


1 Prior to October 20, 2003, the quoted performance of the Select shares reflects the performance of Institutional shares, a class of shares of the Fund not offered by this prospectus, adjusted to reflect the expenses of Select shares. Select shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

Money Market

FUNDAMENTAL OBJECTIVE Current income from short-term securities consistent with the stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's Advisor. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's Advisor. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in asset-backed securities and repurchase agreements collateralized by the securities mentioned above.


PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk and foreign investment risk.


INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

FOREIGN INVESTMENT RISK involves the risk associated with higher transaction costs, delayed settlements, and adverse economic, political or social developments.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR SELECT SHARES
--------------------------------------------------------------------------------
Bar Chart:

2004     1.18%
  05     3.03%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                 Q4 2005               0.95%
  Worst quarter:                Q2 2004               0.22%
  Year to Date Return (1/1/06 to 9/30/06):             ___%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
================================================================================


                    INCEPTION DATE       PAST YEAR     SINCE INCEPTION
--------------------------------------------------------------------------
SELECT SHARES          10/20/03            3.03%            1.99%
--------------------------------------------------------------------------


To obtain current yield information, visit www.53.com or call 1-800-282-5706.

FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

Money Market

FUNDAMENTAL OBJECTIVE Current income consistent with the stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government securities, repurchase agreements collateralized by these securities, and shares of money market investment companies that invest exclusively in these securities. U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), the Overseas Private Investment Corporation (OPIC), and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) and Federal Agricultural Mortgage Corporation (Farmer Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include credit risk, interest rate risk and net asset value risk.

CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuers may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more credit risk than any direct obligation of the U.S. Treasury.


INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR SELECT SHARES
--------------------------------------------------------------------------------
Bar Chart:

2004     1.11%
  05     2.96%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                 Q4 2005               0.93%
  Worst quarter:                Q2 2004               0.20%
  Year to Date Return (1/1/06 to 9/30/06):             ___%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
================================================================================


                         INCEPTION DATE       PAST YEAR     SINCE INCEPTION
-------------------------------------------------------------------------------
SELECT SHARES               10/20/03            2.96%            1.92%
-------------------------------------------------------------------------------


To obtain current yield information, visit www.53.com or call 1-800-282-5706.

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
Money Market

FUNDAMENTAL OBJECTIVE Stability of principal and current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, and repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk and net asset value risk.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.


Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR SELECT SHARES
--------------------------------------------------------------------------------
Bar Chart:

2004     1.03%
  05     2.88%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                 Q4 2005               0.91%
  Worst quarter:                Q2 2004               0.18%
  Year to Date Return (1/1/06 to 9/30/06):             ___%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
================================================================================


                       INCEPTION DATE       PAST YEAR     SINCE INCEPTION
-----------------------------------------------------------------------------
SELECT SHARES             10/20/03            2.88%            1.84%
-----------------------------------------------------------------------------


To obtain current yield information, visit www.53.com or call 1-800-282-5706.

FIFTH THIRD MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
Money Market

FUNDAMENTAL OBJECTIVE Maximize current income, exempt from federal income tax, while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIEs The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor.

Under normal circumstances, at least 80% of its assets are invested in municipal securities. These include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. These securities tend to be:

     o general obligation bonds, the principal and interest of which are paid from general tax revenues received by the issuer;

     o revenue bonds, the principal and interest of which are paid only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

     o industrial development bonds, the principal and interest of which are paid only from revenues received from privately operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in asset-backed securities and repurchase agreements collateralized by U.S. Treasury securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk, and tax risk.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.


CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR SELECT SHARES
--------------------------------------------------------------------------------
Bar Chart:

2004     0.78%
  05     2.02%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                 Q4 2005               0.64%
  Worst quarter:                Q1 2004               0.14%
  Year to Date Return (1/1/06 to 9/30/0):                ___%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
================================================================================

                       INCEPTION DATE       PAST YEAR     SINCE INCEPTION
-----------------------------------------------------------------------------
SELECT SHARES             10/20/03            2.02%            1.33%
-----------------------------------------------------------------------------


To obtain current yield information, visit www.53.com or call 1-800-282-5706.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLES
--------------------------------------------------------------------------------


This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2006 or estimated amounts for the current fiscal year.


                                                                                     EQUITY INDEX FUND AND
SHAREHOLDER FEES                                                               INSTITUTIONAL MONEY MARKET FUNDS
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                                SELECT SHARES
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 FIFTH THIRD
                                                                FIFTH THIRD     INSTITUTIONAL
                                                FIFTH THIRD    INSTITUTIONAL     GOVERNMENT    FIFTH THIRD U.S.   FIFTH THIRD
                                                EQUITY INDEX    MONEY MARKET    MONEY MARKET    TREASURY MONEY  MUNICIPAL MONEY
                                                    FUND            FUND            FUND          MARKET FUND     MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES    None            None            None             None            None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
  REINVESTED DIVIDENDS                              None            None            None             None            None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                         None            None            None             None            None
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
   (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                     0.30%           0.40%           0.40%            0.40%           0.50%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                           None            None            None             None            None
------------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES1                                       %              %               %                %               %
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                  %              %               %                %               %
------------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT2              %              %               %                %               %
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                          %              %               %                %               %
------------------------------------------------------------------------------------------------------------------------------------


1 Select class shareholders pay a shareholder servicing fee of up to 0.08% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.


2 The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2007, to limit total annual fund operating expenses for the Equity Index Fund to 0.27%, for the Institutional Money Market Fund, Institutional Government Money Market Fund, U.S. Treasury Money Market Fund and Municipal Money Market Fund to 0.29%. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Funds for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described herein.


EXPENSE EXAMPLE
--------------------------------------------------------------------------------

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The table illustrates the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.


                                                                   1 YEAR          3 YEARS          5 YEARS        10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD EQUITY INDEX FUND - SELECT SHARES                       $28             $181             $347            $830
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND - SELECT SHARES         $30             $189             $363            $865
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND -
  SELECT SHARES                                                     $30             $191             $367            $876
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD U.S. TREASURY MONEY MARKET FUND - SELECT SHARES         $30             $189             $363            $865
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MUNICIPAL MONEY MARKET FUND - SELECT SHARES             $30             $222             $430          $1,030
------------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------



NAME POLICIES
--------------------------------------------------------------------------------

To comply with Securities and Exchange Commission ("SEC") rules regarding the use of descriptive words in a fund's name, some Funds have adopted policies of investing at least 80% of their net assets plus any borrowings made for investment purposes in specific types of investments or industries. Each Fund's policy is described in its summary description under the heading "Principal Investment Strategies." A Fund will not change its name policy without providing its shareholders at least 60 days' prior written notice.


Investment Practices
--------------------------------------------------------------------------------

Each Fund may invest in a variety of securities and employ a number of investment techniques. The following table includes a list of permissible securities and investment techniques that each Fund may use; however, the selection of such securities and techniques is left to the investment discretion of the Advisor. Each security and technique involves certain risks. Following the table is a discussion of the risks associated with these securities and techniques. You may also consult the Statement of Additional Information for additional details regarding these permissible investments.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

                                                                               Delayed
                                                Asset-                         Delivery/                Foreign     Guaranteed
                                                Backed    Common  Convertible   When-                  Currency     Investment
                                              Securities   Stock  Securities   Issueds   Derivatives  Transactions   Contracts

FIFTH THIRD FUNDS
EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                            X                    X           X
------------------------------------------------------------------------------------------------------------------------------------


INSTITUTIONAL MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                    X                              X           X                           X
------------------------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund         X                              X           X                           X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                                   X           X
------------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                        X                              X           X
------------------------------------------------------------------------------------------------------------------------------------




                                                High-Yield/
                                                 High-Risk                      Investment     Investment
                                                   Debt         Illiquid         Company         Grade          Loan
                                                Securities      securities      Securities       Bonds     Participations


FIFTH THIRD FUNDS
EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                                    X               X
------------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                                      X                X             X              X
------------------------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund                           X                X             X              X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                                       X
------------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                                          X                X             X              X
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                   Non-U.S.
                                                Money      Mortgage-    Mortgage                    Traded
                                               Market       Backed       Dollar     Municipal      Foreign       Preferred
                                            Instruments   Securities      Rolls     Securities    Securities       Stocks

FIFTH THIRD FUNDS
EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                 X
------------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                    X            X                        X
------------------------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund         X            X                        X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                    X
------------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                        X            X                        X
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                            Small and
                                              Real Estate                     Reverse                Short-    Micro
                                               Investment     Restricted    Repurchase   Securities   Term      Cap       Stripped
                                             Trusts (REITs)   Securities    Agreements     Lending   Trading  Equities  Obligations


FIFTH THIRD FUNDS
EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                  X               X             X            X         X         X          X
------------------------------------------------------------------------------------------------------------------------------------


INSTITUTIONAL MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                                    X             X            X         X                    X
------------------------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund                         X             X            X         X                    X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                                                         X
------------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                                        X             X            X         X                    X
------------------------------------------------------------------------------------------------------------------------------------


                                                U.S.         U.S.                        Variable                      Zero-
                                             Government     Traded         U.S.        and Floating                   Coupon
                                               Agency       Foreign       Treasury         Rate                        Debt
                                             Securities    Securities    Obligations    Instruments    Warrants      Obligations

FIFTH THIRD FUNDS
EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                X              X             X               X            X             X
------------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                  X              X             X               X                          X
------------------------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund       X              X             X               X                          X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                  X                            X                                          X
------------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                      X                            X               X                          X
------------------------------------------------------------------------------------------------------------------------------------


10-11
spread

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------



ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and securities backed by other types of receivables or other assets.

COLLATERALIZED LOAN OBLIGATIONS: A type of asset-backed security that is an obligation of a trust typically collateralized by pools of loans.


COMMON STOCK: Shares of ownership of a company.

CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common stock.

DELAYED DELIVERY TRANSACTIONS/FORWARD COMMITMENTS/WHEN-ISSUEDS: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund's obligations under these commitments will not exceed 25% of its total assets.

DERIVATIVES: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swaps, swaptions, some mortgage-backed securities and custody receipts.

         CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price. The Money Market Funds may not invest in these securities.

         CUSTODY RECEIPTs: Derivative products which, in the aggregate, evidence direct ownership in a pool of securities, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs.

         FUTURES AND RELATED OPTIONS: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price. The Money Market Funds may not invest in these.

         STOCK-INDEX OPTIONS: A security that combines features of options with securities trading using composite stock indices. The Money Market Funds may not invest in these.

         STRUCTURED NOTES: Debt obligations that may include components such as swaps, forwards, options, caps or floors, which change their return pattern. They may be used to alter the risks to a portfolio or, alternatively, may be used to expose a portfolio to asset classes or markets in which one does not desire to invest directly. The Money Market Funds may not invest in these.

         SWAPS AND SWAPTIONS: Two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The Money Market Funds may not invest in these.

FOREIGN CURRENCY TRANSACTIONS: Foreign currency transactions include forward foreign currency exchange contracts, foreign currency options, and foreign currency futures transactions.

FOREIGN SECURITIES--NON-U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.

FOREIGN SECURITIES--U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

         AMERICAN DEPOSITARY RECEIPTS ("ADRS"): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

         YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S.-dollar denominated bonds issued by foreign corporations or governments.

                  CANADA BONDS: Issued by Canadian provinces.

                  SOVEREIGN BONDS: Issued by the government of a foreign country.

                  SUPRANATIONAL BONDS: Issued by supranational entities, such as the World Bank and European Investment Bank.

GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


HIGH-YIELD/HIGH-RISK DEBT SECURITIES: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include "lower rated bonds," "non-investment grade bonds," and "junk bonds."


ILLIQUID SECURITIES: Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.


INVESTMENT COMPANY SECURITIES: Shares of investment companies. Investment companies may include money market funds and shares of other registered investment companies for which the Advisor to a Fund or any of its affiliates serves as investment advisor, administrator or distributor.


         BEAR FUNDS: A fund intended to increase/decrease in value inversely to the stock or equity index to which it relates. The Money Market Funds may not invest in these.

         CLOSED-END FUNDS: Funds traded on an exchange, which are not redeemable on a continuous basis. The Money Market Funds may not invest in these.

         EXCHANGE-TRADED FUNDS ("ETFs"): ETFs entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolios, less trust expenses. Examples of ETFs include Standard & Poor's Depositary Receipts ("). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500 Index(R). iShares(R) are also ETFs and are index funds that trade like shares. Each share represents a portfolio of stocks designed to track closely one specific index. The Money Market Funds may not invest in these.

         LEVERAGED FUNDS: Funds that utilize leverage in an attempt to maximize gains. The Money Market Funds may not invest in these.

INVESTMENT GRADE BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.

LOAN PARTICIPATIONS: Interests in loans to U.S. corporations that are administered by the lending bank or agent for a syndicate of lending banks.

MONEY MARKET INSTRUMENTS: Investment-grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. Money market instruments may carry fixed or variable interest rates.

         BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

         CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.

         COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

         REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date.

         TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

         COLLATERALIZED MORTGAGE OBLIGATIONS: Mortgage-backed bonds that separate mortgage pools into different maturity classes.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

MORTGAGE DOLLAR ROLLS: Transactions in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date.

MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (g) general obligation bonds.

         STAND-BY COMMITMENTS: Contract where a dealer agrees to purchase at a fund's option a specified municipal obligation at its amortized cost value to a fund plus accrued interest.

PREFERRED STOCKS: Equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. These securities generally do not carry voting rights.

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 331 1/43% of the Fund's total assets, plus the amount of the securities out on loan. In return, the Fund will receive cash, other securities, and/or letters of credit.

SHORT-TERM TRADING: The sale of a security soon after its purchase. A portfolio engaging in such trading will have higher turnover and transaction expenses.

SMALL AND MICRO CAP EQUITIES: Equity securities of companies with market capitalizations within or lower than those included in the Russell 2000(R) Index.

STRIPPED OBLIGATIONS: U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.


TRUST PREFERRED SECURITIES: Securities possesing characteristics of both equity and debt issues.


U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities of the U.S. Government. These include Fannie Mae and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates which are reset daily, weekly, quarterly or according to some other period and that may be payable to a Fund on demand.

WARRANTS: Securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------
INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and pre-payment risks, although certain securities may be subject to additional risks.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. The following investments/investment practices are subject to credit risk: asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, commercial paper, convertible securities, derivatives, futures and related options, guaranteed investment contracts, high-yield/high-risk/debt securities, investment grade bonds, loan participations, money market instruments, mortgage-backed securities, municipal securities, real estate investment trusts (REITs), securities lending, stock-index options, time deposits, U.S. Government agency securities, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.


FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments related to foreign investments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets. The following investments/investment practices are subject to foreign investment risk: American depository receipts (ADRs), foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, and Yankee bonds and similar debt obligations.


INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically. The following investments/investment practices are subject to interest rate risk: asset-backed securities, bankers' acceptances, bonds, certificates of deposit, collateralized mortgage obligations, commercial paper, derivatives, high-yield/high-risk/debt securities, investment grade bonds, loan participations, mortgage-backed securities, REITs, stripped obligations, U.S. Government agency securities, U.S. Treasury obligations, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

         HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

         SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

The following investments/investment practices are subject to leverage risk: bear funds, call and put options, derivatives, forward commitments, futures and related options, leveraged funds, repurchase agreements, reverse repurchase agreements, securities lending, stock-index options, and when-issued and delayed delivery transactions.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. The following investments/investment practices are subject to liquidity risk: asset-backed securities, bankers' acceptances, bear funds, call and put

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------



options, certificates of deposit, closed-end funds, commercial paper, derivatives, non-U.S. traded and U.S. traded foreign securities, forward commitments, futures and related options, high-yield/high-risk debt securities, illiquid securities, loan participations, REITs, restricted securities, securities lending, small and micro cap equities, stock-index options, time deposits, variable and floating rate instruments, and when-issued and delayed delivery transactions.


MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. The following investments/investment practices are subject to management risk: call and put options, derivatives, futures and related options, REITs, and stock-index options.


Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. The following investments/investment practices are subject to market risk: ADRs, asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, closed-end funds, commercial paper, common stock, convertible securities, derivatives, exchange-traded funds (ETFs), foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, futures and related options, high-yield/high-risk debt securities, illiquid securities, investment company securities, investment grade bonds, leveraged funds, money market instruments, mortgage-backed securities, mortgage dollar rolls, municipal securities, preferred stocks, REITs, repurchase agreements, restricted securities, reverse repurchase agreements, securities lending, short-term trading, small and micro cap equities, stand-by commitments, stock-index options, time deposits, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.


POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. The following investments/investment practices are subject to political risk: ADRs, bonds, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, municipal securities, and Yankee bonds and similar debt obligations.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity. The following investments/investment practices are subject to pre-payment/call risk: asset-backed securities, bonds, collateralized mortgage obligations, mortgage-backed securities, and mortgage dollar rolls.

REGULATORY RISK. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws. The following investments/investment practices are subject to regulatory risk: asset-backed securities, mortgage-backed securities, mortgage dollar rolls, and municipal securities.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Municipal securities are subject to tax risk.

FUND MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Funds and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. The Advisor provides comprehensive advisory services for institutional clients. The Advisor offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced investment professionals, advanced research resources, and disciplined investment processes, the Advisor's goal is to produce superior, long-term investment results and client satisfaction.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of over 50 professional investment analysts, portfolio managers and traders, and uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.


As of September 30, 2006, Fifth Third Asset Management, Inc. had approximately $___ billion of assets under management, including approximately $___ billion of assets in the Fifth Third Funds.

A discussion of the basis for the Board of Trustees' approval of the Funds' investment advisory contracts is included in the shareholder reports for the period during which the Board of Trustees approved such contracts.


The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. On September 28, 2005 the Securities and Exchange Commission (SEC) granted exemptive relief to the Funds and the Advisor to permit the Advisor, subject to certain conditions, including the one-time approval of the Funds' Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and shareholders. The exemptive order gives the Advisor the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.


The management fees, after fee waivers, paid by the Funds for the fiscal year ended July 31, 2006 are as follows:


                                                           AS A PERCENTAGE OF
                                                        AVERAGE DAILY NET ASSETS
                                                        ------------------------
Fifth Third Equity Index Fund                                        0.10%
Fifth Third Institutional Money Market Fund                          0.10%
Fifth Third Institutional Government Money Market Fund               0.10%
Fifth Third U.S. Treasury Money Market Fund                          0.10%
Fifth Third Municipal Money Market Fund                              0.25%


PORTFOLIO MANAGERS - EQUITY INDEX FUND
--------------------------------------------------------------------------------

Mark Koenig has been a portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since February 2005. He is the Managing Director of Quantitative Strategies for Fifth Third Asset Management, Inc. He has nine years of investment experience and served as the Director of Quantitative Analysis at the National City Investment Management Co. from 1999 - 2004. In this capacity he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995 - 1998, Mr. Koenig was a quantitative analyst with National City Bank, where he was responsible for developing risk analytics to support the bank's fixed-income desk. Previously, he spent ten years as a research engineer at Draper Laboratory, where he specialized in developing guidance, navigation, and control algorithms for spacecraft, aircraft, and underwater vehicles. Mr. Koenig has an M.S. in Computational Finance from Carnegie Mellon University, an M.S. in Electrical Engineering from the University of Arizona, and a B.S. in Aerospace Engineering from the University of Cincinnati. He is a member of the CFA Institute, the CFA Society of Cleveland, and the American Finance Association. He earned the Chartered Financial Analyst designation in 2003.

Michael P. Wayton has been a portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since February 2005. Mr. Wayton is a Portfolio Manager of Quantitative Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third in December 2004, he spent 4(1)/2 years as a quantitative analyst for the National City Investment Management Company where he was responsible for the management of the firm's passive assets and the development of quantitative equity models. Prior to that he spent 1(1)/2 years in National City's personal trust department. Mr. Wayton earned the Chartered Financial Analyst designation in 2005 and is a member of the CFA Society of Cleveland. Mr. Wayton earned a BSBA in finance from The Ohio State University.

FUND MANAGEMENT
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Funds have established policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of the policies and procedures is provided in the Statement of Additional Information. The Funds will publicly disclose their portfolio holdings, as reported on a week-end basis, by posting this information on the Trust's website (www.fifththirdfunds.com) in the section entitled "Annual Reports and Other Information". The schedules will consist of the following information about each security (other than cash positions) held by the Funds as of the relevant week-end: CUSIP number, the name of the issuer, number of shares or aggregate par value held, and the traded market value. This information will be posted on the Tuesday following the relevant week's end, and will remain accessible on the website until the next week's information is posted.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

Pricing Equity Index Fund Shares

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The Fund's NAV is calculated by dividing the Fund's net assets by the number of its shares outstanding. The value of each portfolio instrument held by the Fund is determined by using market prices, where available, and fair market values. Under special circumstances, such as when an event occurs after the close of the exchange on which the Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. There is no guarantee that the value determined for a particular security would be the value realized upon sale of the security. The Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. The Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Fund will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

PRICING MONEY MARKET FUND SHARES

The Funds' Net Asset Value (NAV) is calculated by dividing the Funds' net assets by the number of its shares outstanding. The Funds attempt to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

The Fifth Third Institutional Money Market Fund, the Fifth Third Institutional Government Money Market Fund and the Fifth Third U.S. Treasury Money Market Fund calculate their NAV at 4 p.m. The Fifth Third Municipal Money Market Fund calculates its NAV at 12 noon and 2 p.m. Each Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------



The Trustees have approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fund shares. First, when a market quotation is not readily available for a security, the Funds are exposed to the risk that investors may purchase or redeem shares at a net asset value that does not appropriately reflect the value of the underlying securities. The Funds seek to deter and prevent this activity, sometimes referred to as "stale price arbitrage", by the appropriate use of "fair value" pricing of the Funds' portfolio securities. Second, the Funds seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Personnel responsible for detecting short-term trading activity (the "Trading Monitor") in the Funds' shares is responsible for (i) rejecting any purchase or exchange, or (ii) terminating purchase or exchange privileges if, in the judgment of the Trading Monitor, the transaction would adversely affect a Fund or its shareholders. The Funds recognize that the Trading Monitor will not always be able to detect or prevent short-term or other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.

ADDITIONAL INFORMATION ABOUT PRICING FUND SHARES

Shares of the Funds are sold through financial intermediaries who have entered into sales agreements with the Distributor. These financial intermediaries may be authorized to designate other intermediaries to act in this capacity. Orders received prior to the close of the New York Stock Exchange by a financial intermediary that has been authorized to accept orders on the Trust's behalf will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the New York Stock Exchange to the Trust after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Funds are open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund, its transfer agent, or other servicing agent. All purchase orders for the Funds must be received by the Funds' transfer agent on the following schedule (Eastern Time) in order to receive that day's NAV (and in the case of the Fifth Third Municipal Money Market Fund, the NAV calculated at 2 p.m.) and dividends: Fifth Third Institutional Government Money Market Fund, Fifth Third Institutional Money Market Fund and Fifth Third U.S. Treasury Money Market Fund--4 p.m.; Fifth Third Municipal Money Market Fund--2 p.m. Purchase orders received after those times will be processed on the following business day.

Select shares may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.-- Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Fund to place trades for themselves or their clients for a fee. In order to purchase Select shares through one of those entities, you must have an account with that entity. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Fund may be held in an omnibus account in the name of that institution.

SHAREHOLDER CONTACT INFORMATION

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Fund and it may have an earlier cut-off time and different trading and exchange policies. Consult that entity for specific information. Some policy differences may include:

   o minimum investment requirements
   o exchange policies
   o cutoff time for investments
   o redemption fees

If your purchase order has been received by the Fund prior to the time designated by the Fund for receiving orders, you will receive the dividend, if any, declared for that day.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


INVESTMENT AMOUNTS

The minimum initial investment in Select shares of a Fund is $1,000,000. Subsequent investments must be in amounts of at least $50.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks, starter checks, traveler's checks and credit card convenience checks. Money Orders are not accepted. All checks should be made payable to the Fifth Third Funds.

The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum investment.

For details, contact the Funds toll-free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus Ohio 43218-2706, or by express mail to:
Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

AVOID WITHHOLDING TAX

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

   o  Name;
   o  Date of birth (for individuals);
   o Residential or business street address (although post office boxes are still permitted for mailing); and
   o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Funds are open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Orders to sell shares of the Fifth Third Municipal Money Market Fund received by the Fifth Third Funds' transfer agent by 12:00 noon Eastern Time will be processed that day and will not be entitled to that day's dividend. Orders to sell shares of the Fifth Third Municipal Money Market Fund received by the Fifth Third Funds' transfer agent after 12:00 noon Eastern Time will be processed on the following business day and will be entitled to dividends until the processing date.

Orders to sell shares of the Fifth Third Institutional Money Market Fund, the Fifth Third Institutional Government Money Market Fund, and the Fifth Third U.S. Treasury Money Market Fund received by the Fifth Third Funds' transfer agent by 4 p.m. Eastern Time will be processed that day and will not be entitled to that day's dividend. Orders to sell shares of the Fifth Third Institutional Money Market Fund, the Fifth Third Institutional Government Money Market Fund, and the Fifth Third U.S. Treasury Money Market Fund received by the Fifth Third Funds' transfer agent after 4 p.m. Eastern Time will be processed on the following business day and will be entitled to dividends until the processing date.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund's net asset value if that amount is less than $250,000), the Funds reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.

REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT - SHARES PURCHASED BY CHECK

When you have made your investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

INSTRUCTIONS FOR EXCHANGING SHARES

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.

NOTES ON EXCHANGES

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

In order to prevent excessive short-term or other abusive trading practices, the Fund may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The Exchange Privilege may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Fund.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEE

Shareholder servicing fees compensate the Distributor and other dealers and investment representatives for services and expenses related to providing shareholder services. Select shares pay a (non 12b-1) shareholder servicing fee of up to 0.08% of the average daily net assets of the Funds.

Your financial intermediary may not sell shares in all classes of the Funds or may sell classes that are more expensive to you as compensation or reimbursement for differing levels of servicing or expenses associated with your account. The Funds cannot be responsible for ensuring that your financial intermediary is placing you in the most appropriate class of shares as we are not privy to details of your account and are unable to make a determination as to which class is most suitable. You should discuss all compensation with your financial intermediary and be aware of how your account might be affected.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared daily and paid monthly by the Funds. Capital gains, if any, are distributed at least annually.

TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund Shares may result in a taxable gain or loss to the Shareholder. However, because the money market funds seek to preserve the value of investments at $1.00 per share, it is unlikely that such a sale, exchange, or redemption by a money market fund will result in such a taxable gain or loss.

TAXATION OF DISTRIBUTIONS


Each Fund expects to distribute substantially all of its net investment income (including net realized capital gains) to its shareholders at least annually. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or reinvested in additional shares. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. It is unlikely that the money market funds will distribute long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the Shareholder and Fund level. The money market funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.


ADDITIONAL TAX INFORMATION FOR MUNICIPAL MONEY MARKET FUND


If, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's assets consists of obligations, the interest on which is exempt from federal income tax, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes but may be subject to federal alternative minimum tax and state and local taxes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt interest dividends earned by a corporation may be subject to the alternative minimum tax.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder. Shareholders who receive Social Security or Railroad Retirement benefits, should consult their tax advisors to determine what effect, if any, an investment in the Funds may have on the federal taxation of their benefits.

Distributions, if any, derived from net capital gains will generally be taxable as long-term capital gains. The Municipal Money Market Fund may pay such capital gains distributions from time to time. Dividends, if any derived from taxable interest income and any distributions of short-term capital gains will be taxable to shareholders as ordinary income.


The Municipal Money Market Fund may invest as much as 100% of its assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Fund generally will not be deductible for federal income tax purposes.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investment under state and local tax laws.


This is a brief summary of certain income tax consequences relating to an investment in the Funds. The Statement of Additional Information provides further details regarding taxation. Shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.



ADDITIONAL INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------

Investment in Exchange-Traded Funds. The Equity Index Fund may invest in exchange-traded funds, such as iShares(R) Trust and iShares(R), Inc. ("iShares(R)").*

iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.


Because most exchange-traded funds are investment companies, investment in most such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. Upon meeting certain conditions, the Fund may invest its assets in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity.


   *iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


ADDITIONAL COMPENSATION TO SERVICING AGENTS


The Advisor and/or its affiliates may pay amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing related services, or access advantages to the Funds, including, for example, presenting the Funds on "approved" or "select" lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Advisor and/or its affiliates may pay amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by Fifth Third Funds' transfer agent. The Fifth Third Funds also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Funds has been audited by _______. ________'s report, along with the Funds' financial statements, is incorporated by reference in the SAI which is available upon request.

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

[THIS PAGE IS INTENTIONALLY LEFT BLANK]


ADDRESSES

Fifth Third Funds                                                               Fifth Third Funds
Equity Index Fund                                                               3435 Stelzer Road
Institutional Money Market Mutual Funds                                         Columbus, Ohio 43219
Select Shares
------------------------------------------------------------------------------------------------------------------------------------


Investment Advisor                                                              Fifth Third Asset Management, Inc.
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------------------------------------------


Distributor                                                                     Fifth Third Funds Distributor, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
------------------------------------------------------------------------------------------------------------------------------------


Administrator, Accountant and Custodian                                         Fifth Third Bank
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------------------------------------------


Sub-Administrator                                                               BISYS Fund Services Limited Partnership
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
------------------------------------------------------------------------------------------------------------------------------------


Transfer and Dividend Disbursing Agent and Sub-Accountant                       BISYS Fund Services Ohio, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
------------------------------------------------------------------------------------------------------------------------------------



Independent Registered Public Accounting Firm


------------------------------------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds'performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------

YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUNDS. IN ADDITION, YOU MAY CONTACT THE FUNDS AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: HTTP://WWW.53.COM*

--------------------------------------------------------------------------------

           *Fifth Third Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o At no charge on the EDGARDatabase on the Commission's Website at http://www.sec.gov.


logo: Fifth Third Funds


Investment Company Act file no. 811-5669.

logo: Fifth Third Funds

EQUITY INDEX FUND
INSTITUTIONAL MONEY MARKET
  MUTUAL FUNDS
TRUST SHARES


PROSPECTUS
NOVEMBER 29, 2006



The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FIFTH THIRD FUNDS
EQUITY INDEX FUND
INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
TRUST SHARES

TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

OBJECTIVES, STRATEGIES AND RISKS
Equity Index Fund .........................................   2
Institutional Money Market Fund ...........................   4
Institutional Government Money Market Fund ................   5
U.S. Treasury Money Market Fund ...........................   6
Municipal Money Market Fund ...............................   7

SHAREHOLDER FEES AND FUND EXPENSES
Fee Tables ................................................   8
Expense Examples ..........................................   8


ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS .......   9
Name Policies .............................................   9
Investment Practices ......................................   9
Investment Risks ..........................................  15


FUND MANAGEMENT
Investment Advisor ........................................  17
Portfolio Managers - Equity Index Fund ....................  18
Portfolio Holdings ........................................  18

SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares ........................  18
Abusive Trading Practices .................................  19
Purchasing and Adding to Your Shares ......................  19
Selling Your Shares .......................................  21
Exchanging Your Shares ....................................  21
Dividends and Capital Gains ...............................  22
Taxation ..................................................  22
Additional Information about the Funds ....................  24

FINANCIAL HIGHLIGHTS ......................................  24

BACK COVER
Where to learn more about Fifth Third Funds

OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about the Fifth Third Equity Index Fund and each of the Fifth Third Institutional Money Market Mutual Funds (each, a "Fund" and collectively, the "Funds"), each a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

Each Fund is managed by Fifth Third Asset Management, Inc. (the "Advisor").

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

There is no guarantee that any Fund will achieve its objective.

                                                                      Core Style
FIFTH THIRD EQUITY INDEX FUND
--------------------------------------------------------------------------------


FUNDAMENTAL OBJECTIVE Long-term capital appreciation with current income as a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities that comprise an equity index. The Fund invests substantially all of its assets in common stock of companies that make up the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500")+. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses. Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and in the size of the Fund.

Though the Fund's investment style is essentially passive, the portfolio managers attempt to add incremental value by timing the purchase and sale of securities to changes in the index. Specifically, the portfolio managers may buy or sell ahead of or after index changes to take advantage of price volatility and obtain favorable prices. When index changes are not mirrored exactly, additions and deletions within the portfolio index generally will be made within several days so as to maintain a 0.95 correlation to the index.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

The Advisor may hedge cash balances with derivative securities or exchange-traded funds. Cash hedging is performed in an effort to reduce Fund tracking error and minimize cash drag on performance.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

INDEX INVESTING RISK. Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities index (the S&P 500) in an attempt to approximate the index's performance. The Fund may purchase, retain and sell securities at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also a risk that the Fund will not accurately track the S&P 500. Should this occur, the Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's net asset value (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500. There is also a risk that the Fund's investment results may fail to match those of the S&P 500 or that if the S&P 500 does not perform well, the investment results of the Fund may not be as favorable as those of other funds.


--------------------
+ "S&P 500" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.


DERIVATIVES RISK. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES1
--------------------------------------------------------------------------------

[bar chart]

1996      21.96%
97        32.23%
98        27.94%
99        20.25%
00        -9.54%
01       -12.45%
02       -22.56%
03        27.82%
04        10.36%
05         4.50%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.



  Best quarter:                 Q4 1998              21.18%
  Worst quarter:                Q3 2002             -17.39%
  Year to Date Return (1/1/06 to 9/30/06):           _____%


--------------------
1 Prior to October 20, 2003 the quoted performance of Trust shares reflects the performance of Institutional shares, a class of shares of the Fund not offered by this prospectus, adjusted to reflect the expenses of Trust Shares. Trust Shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

FIFTH THIRD EQUITY INDEX FUND
--------------------------------------------------------------------------------




AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)1
================================================================================

                                                                  INCEPTION           PAST              PAST             PAST
                                                                     DATE             YEAR             5 YEARS         10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
TRUST SHARES                                                        11/2/92
  Return Before Taxes                                                                 4.50%            -0.01%            8.43%
  Return After Taxes on Distributions2                                                4.27%            -0.32%            7.82%
  Return After Taxes on Distributions and Sale of Fund Shares2                        3.23%            -0.14%            7.13%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX(R)*
  (reflects no deduction for fees, expenses or taxes)                                 4.91%             0.54%            9.07%
------------------------------------------------------------------------------------------------------------------------------------


1 Prior to October 20, 2003 the quoted performance of Trust shares reflects the performance of Institutional shares, a class of shares of the Fund not offered by this prospectus, adjusted to reflect the expenses of Trust Shares. Trust Shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

                                                                    Money Market
FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------


FUNDAMENTAL OBJECTIVE Current income from short-term securities consistent with the stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's Advisor. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's Advisor. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard& Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in asset-backed securities and repurchase agreements collateralized by the securities mentioned above.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk and foreign investment risk.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.


CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

FOREIGN INVESTMENT RISK involves the risk associated with higher transaction costs, delayed settlements, and adverse economic, political or social developments.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES
--------------------------------------------------------------------------------

[bar chart]
2004     1.01%
2005     2.86%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                 Q4 2005               0.91%
  Worst quarter:                Q2 2004               0.18%
  Year to Date Return (1/1/06 to 9/30/06):            ____%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
================================================================================


                    INCEPTION DATE       PAST YEAR     SINCE INCEPTION
--------------------------------------------------------------------------
TRUST SHARES           10/20/03            2.86%            1.82%
--------------------------------------------------------------------------


To obtain current yield information, visit www.53.com or call 1-800-282-5706.

                                                                    Money Market
FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------



FUNDAMENTAL OBJECTIVE Current income consistent with the stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government securities, repurchase agreements collateralized by these securities, and shares of money market investment companies that invest exclusively in these securities. U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), the Overseas Private Investment Corporation (OPIC), and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) and Federal Agricultural Mortgage Corporation (Farmer Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include credit risk, interest rate risk and net asset value risk.

CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuers may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more credit risk than any direct obligation of the U.S. Treasury.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.


NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES
--------------------------------------------------------------------------------

[bar chart]
2004     0.93%
  05     2.79%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                 Q4 2005               0.89%
  Worst quarter:                Q1 2004               0.15%
  Year to Date Return (1/1/06 to 9/30/06):            ____%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
================================================================================


                 INCEPTION DATE       PAST YEAR     SINCE INCEPTION
-----------------------------------------------------------------------
TRUST SHARES        10/20/03            2.79%            1.75%
-----------------------------------------------------------------------


To obtain current yield information, visit www.53.com or call 1-800-282-5706.

                                                                    Money Market
FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------


FUNDAMENTAL OBJECTIVE Stability of principal and current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk and net asset value risk.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.


NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.



YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES
--------------------------------------------------------------------------------

[bar chart]
2004     0.85%
  05     2.71%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                 Q4 2005               0.87%
  Worst quarter:                Q2 2004               0.14%
  Year to Date Return (1/1/06 to 9/30/06):            ____%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
================================================================================


                 INCEPTION DATE       PAST YEAR     SINCE INCEPTION
-----------------------------------------------------------------------
TRUST SHARES        10/20/03            2.71%            1.67%
-----------------------------------------------------------------------


To obtain current yield information, visit www.53.com or call 1-800-282-5706.

                                                                    Money Market
FIFTH THIRD MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------



FUNDAMENTAL OBJECTIVE Maximize current income, exempt from federal income tax, while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor.

Under normal circumstances, at least 80% of its assets are invested in municipal securities. These include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. These securities tend to be:

   o general obligation bonds, the principal and interest of which are paid from general tax revenues received by the issuer;

   o revenue bonds, the principal and interest of which are paid only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

   o industrial development bonds, the principal and interest of which are paid only from revenues received from privately operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in asset-backed securities and repurchase agreements collateralized by U.S. Treasury securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk, and tax risk.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.


TAX RISK involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES
--------------------------------------------------------------------------------

[bar chart]
2004     0.61%
  05     1.84%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                 Q4 2005               0.60%
  Worst quarter:                Q1 2004               0.10%
  Year to Date Return (1/1/06 to 9/30/06):            ____%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
================================================================================

                  INCEPTION DATE       PAST YEAR     SINCE INCEPTION
------------------------------------------------------------------------
TRUST SHARES         10/20/03            1.84%            1.16%
------------------------------------------------------------------------


To obtain current yield information, visit www.53.com or call 1-800-282-5706.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------

FEE TABLES
--------------------------------------------------------------------------------


THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2006 or estimated amounts for the current fiscal year.

                                                                                     EQUITY INDEX FUND AND
SHAREHOLDER FEES                                                               INSTITUTIONAL MONEY MARKET FUNDS
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                                TRUST SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 FIFTH THIRD
                                                                FIFTH THIRD     INSTITUTIONAL
                                                 FIFTH THIRD   INSTITUTIONAL     GOVERNMENT    FIFTH THIRD U.S.   FIFTH THIRD
                                                EQUITY INDEX    MONEY MARKET    MONEY MARKET    TREASURY MONEY  MUNICIPAL MONEY
                                                    FUND            FUND            FUND          MARKET FUND     MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES    None            None            None             None            None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS                             None            None            None             None            None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                         None            None            None             None            None
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
   (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                     0.30%           0.40%           0.40%            0.40%           0.50%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                           None            None            None             None            None
------------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES1                                       %              %               %                %               %
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                  %              %               %                %               %
------------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT2              %              %               %                %               %
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                          %              %               %                %               %
------------------------------------------------------------------------------------------------------------------------------------


1 Trust class shareholders pay a shareholder servicing fee of up to 0.25% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.


2 The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2007, to limit total annual fund operating expenses for the Equity Index Fund to 0.44%, for the Institutional Money Market Fund, Institutional Government Money Market Fund, U.S. Treasury Money Market Fund and Municipal Money Market Fund to 0.46%. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Funds for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described herein.


EXPENSE EXAMPLES
--------------------------------------------------------------------------------

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The table illustrates the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.


                                                                   1 YEAR          3 YEARS          5 YEARS        10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD EQUITY INDEX FUND - TRUST SHARES                         $45            $235            $440            $1,033
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND -
  TRUST SHARES                                                       $47            $243            $455            $1,067
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND -
  TRUST SHARES                                                       $47            $245            $460            $1,078
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD U.S. TREASURY MONEY MARKET FUND - TRUST SHARES           $47            $243            $455            $1,067
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MUNICIPAL MONEY MARKET FUND - TRUST SHARES               $47            $275            $522            $1,229
------------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


NAME POLICIES
--------------------------------------------------------------------------------

To comply with Securities and Exchange Commission ("SEC") rules regarding the use of descriptive words in a fund's name, some Funds have adopted policies of investing at least 80% of their net assets plus any borrowings made for investment purposes in specific types of investments or industries. Each Fund's policy is described in its summary description under the heading "Principal Investment Strategies." A Fund will not change its name policy without providing its shareholders at least 60 days' prior written notice.


INVESTMENT PRACTICES
--------------------------------------------------------------------------------

Each Fund may invest in a variety of securities and employ a number of investment techniques. The following table includes a list of permissible securities and investment techniques that each Fund may use; however, the selection of such securities and techniques is left to the investment discretion of the Advisor. Each security and technique involves certain risks. Following the table is a discussion of the risks associated with these securities and techniques. You may also consult the Statement of Additional Information for additional details regarding these permissible investments.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

                                                                               Delayed
                                                Asset-                         Delivery/                Foreign     Guaranteed
                                                Backed    Common  Convertible   When-                  Currency     Investment
                                              Securities   Stock  Securities   Issueds   Derivatives  Transactions   Contracts

FIFTH THIRD FUNDS
EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                             X                   X           X
------------------------------------------------------------------------------------------------------------------------------------


INSTITUTIONAL MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                    X                              X           X                            X
------------------------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund         X                              X           X                            X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                                   X           X
------------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                        X                              X           X
------------------------------------------------------------------------------------------------------------------------------------




                                                High-Yield/
                                                 High-Risk                      Investment     Investment
                                                   Debt         Illiquid         Company         Grade          Loan
                                                Securities      securities      Securities       Bonds     Participations


FIFTH THIRD FUNDS
EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                                    X                X
------------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                                      X                X              X              X
------------------------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund                           X                X              X              X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                                       X
------------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                                          X                X              X              X
------------------------------------------------------------------------------------------------------------------------------------




                                                                                                   Non-U.S.
                                                Money      Mortgage-    Mortgage                    Traded
                                               Market       Backed       Dollar     Municipal      Foreign       Preferred
                                            Instruments   Securities      Rolls     Securities    Securities       Stocks

FIFTH THIRD FUNDS
EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                 X
------------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                   X            X                        X
------------------------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund        X            X                        X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                   X
------------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                       X            X                        X
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                              Small and
                                              Real Estate                     Reverse                Short-    Micro
                                               Investment     Restricted    Repurchase   Securities   Term      Cap       Stripped
                                             Trusts (REITs)   Securities    Agreements     Lending   Trading  Equities  Obligations

FIFTH THIRD FUNDS
EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------

Equity Index Fund                                 X               X              X            X         X        X            X
------------------------------------------------------------------------------------------------------------------------------------


INSTITUTIONAL MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                                   X              X            X         X                     X
------------------------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund                        X              X            X         X                     X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                                                         X                     X
------------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                                       X              X            X         X                     X
------------------------------------------------------------------------------------------------------------------------------------




                                                U.S.         U.S.                        Variable                      Zero-
                                             Government     Traded         U.S.        and Floating                   Coupon
                                               Agency       Foreign       Treasury         Rate                        Debt
                                             Securities    Securities    Obligations    Instruments    Warrants      Obligations

FIFTH THIRD FUNDS
EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                 X             X             X             X              X              X
------------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                   X             X             X             X                             X
------------------------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund        X             X             X             X                             X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                   X                           X                                           X
------------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                       X                           X             X                             X
------------------------------------------------------------------------------------------------------------------------------------



spread
10-11

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and securities backed by other types of receivables or other assets.

COLLATERALIZED LOAN OBLIGATIONS: A type of asset-backed security that is an obligation of a Trust typically collateralized by pools of loans.


COMMON STOCK: Shares of ownership of a company.

CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common stock.

DELAYED DELIVERY TRANSACTIONS/FORWARD COMMITMENTS/WHEN-ISSUEDS: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund's obligations under these commitments will not exceed 25% of its total assets.

DERIVATIVES: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swaps, swaptions, some mortgage-backed securities and custody receipts.

         CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price. The Money Market Funds may not invest in these securities.

         CUSTODY RECEIPTS: Derivative products which, in the aggregate, evidence direct ownership in a pool of securities, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs.

         FUTURES AND RELATED OPTIONS: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price. The Money Market Funds may not invest in these.

         STOCK-INDEX OPTIONS: A security that combines features of options with securities trading using composite stock indices. The Money Market Funds may not invest in these.

         STRUCTURED NOTES: Debt obligations that may include components such as swaps, forwards, options, caps or floors, which change their return pattern. They may be used to alter the risks to a portfolio or, alternatively, may be used to expose a portfolio to asset classes or markets in which one does not desire to invest directly. The Money Market Funds may not invest in these.

         SWAPS AND SWAPTIONS: Two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The Money Market Funds may not invest in these.

FOREIGN CURRENCY TRANSACTIONS: Foreign currency transactions include forward foreign currency exchange contracts, foreign currency options, and foreign currency futures transactions.

FOREIGN SECURITIES--NON-U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.

FOREIGN SECURITIES--U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

         AMERICAN DEPOSITARY RECEIPTS ("ADRS"): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

         YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S.-dollar denominated bonds issued by foreign corporations or governments.

                  CANADA BONDS: Issued by Canadian provinces.

                  SOVEREIGN BONDS: Issued by the government of a foreign country.

                  SUPRANATIONAL BONDS: Issued by supranational entities, such as the World Bank and European Investment Bank.

GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


HIGH-YIELD/HIGH-RISK DEBT SECURITIES: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include "lower rated bonds," "non-investment grade bonds," and "junk bonds."


ILLIQUID SECURITIES: Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.


INVESTMENT COMPANY SECURITIES: Shares of investment companies. Investment companies may include money market funds and shares of other registered investment companies for which the Advisor to a Fund or any of its affiliates serves as investment advisor, administrator or distributor.


         BEAR FUNDS: A fund intended to increase/decrease in value inversely to the stock or equity index to which it relates. The Money Market Funds may not invest in these.

         CLOSED-END FUNDS: Funds traded on an exchange, which are not redeemable on a continuous basis. The Money Market Funds may not invest in these.

         EXCHANGE-TRADED FUNDS ("ETFS"): ETFs entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolios, less trust expenses. Examples of ETFs include Standard & Poor's Depositary Receipts ("). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500 Index(R). iShares(R) are also ETFs and are index funds that trade like shares. Each share represents a portfolio of stocks designed to track closely one specific index. The Money Market Funds may not invest in these.

         LEVERAGED FUNDS: Funds that utilize leverage in an attempt to maximize gains. The Money Market Funds may not invest in these.

INVESTMENT GRADE BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.

LOAN PARTICIPATIONS: Interests in loans to U.S. corporations that are administered by the lending bank or agent for a syndicate of lending banks.

MONEY MARKET INSTRUMENTS: Investment-grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. Money market instruments may carry fixed or variable interest rates.

         BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

         CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.

         COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

         REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date.

         TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

         COLLATERALIZED MORTGAGE OBLIGATIONS: Mortgage-backed bonds that separate mortgage pools into different maturity classes.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

MORTGAGE DOLLAR ROLLS: Transactions in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date.

MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (g) general obligation bonds.

         STAND-BY COMMITMENTS: Contract where a dealer agrees to purchase at a fund's option a specified municipal obligation at its amortized cost value to a fund plus accrued interest.

PREFERRED STOCKS: Equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. These securities generally do not carry voting rights.

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 331 1/43% of the Fund's total assets, plus the amount of the securities out on loan. In return, the Fund will receive cash, other securities, and/or letters of credit.

SHORT-TERM TRADING: The sale of a security soon after its purchase. A portfolio engaging in such trading will have higher turnover and transaction expenses.

SMALL AND MICRO CAP EQUITIES: Equity securities of companies with market capitalizations within or lower than those included in the Russell 2000(R) Index.

STRIPPED OBLIGATIONS: U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.


TRUST PREFERRED SECURITIES: Securities possesing characteristics of both equity and debt issues.


U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities of the U.S. Government. These include Fannie Mae and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates which are reset daily, weekly, quarterly or according to some other period and that may be payable to a Fund on demand.

WARRANTS: Securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and pre-payment risks, although certain securities may be subject to additional risks.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. The following investments/investment practices are subject to credit risk: asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, commercial paper, convertible securities, derivatives, futures and related options, guaranteed investment contracts, high-yield/high-risk/debt securities, investment grade bonds, loan participations, money market instruments, mortgage-backed securities, municipal securities, real estate investment trusts (REITs), securities lending, stock-index options, time deposits, U.S. Government agency securities, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.


FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments related to foreign investments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets. The following investments/investment practices are subject to foreign investment risk: American depository receipts (ADRs), foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, and Yankee bonds and similar debt obligations.


INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically. The following investments/investment practices are subject to interest rate risk: asset-backed securities, bankers' acceptances, bonds, certificates of deposit, collateralized mortgage obligations, commercial paper, derivatives, high-yield/high-risk/debt securities, investment grade bonds, loan participations, mortgage-backed securities, REITs, stripped obligations, U.S. Government agency securities, U.S. Treasury obligations, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

         HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

         SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

The following investments/investment practices are subject to leverage risk: bear funds, call and put options, derivatives, forward commitments, futures and related options, leveraged funds, repurchase agreements, reverse repurchase agreements, securities lending, stock-index options, and when-issued and delayed delivery transactions.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. The following investments/investment practices are subject to liquidity risk: asset-backed securities, bankers' acceptances, bear funds, call and put options, certificates of deposit, closed-end funds, commercial paper, derivatives, non-U.S. traded and U.S. traded foreign securities, forward commitments, futures and related options, high-yield/high-risk debt securities, illiquid securities, loan participations, REITs, restricted securities, securities lending, small and micro cap equities, stock-index options, time deposits, variable and floating rate instruments, and when-issued and delayed delivery transactions.


MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. The following investments/investment practices are subject to management risk: call and put options, derivatives, futures and related options, REITs, and stock-index options.


MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. The following investments/investment practices are subject to market risk: ADRs, asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, closed-end funds, commercial paper, common stock, convertible securities, derivatives, exchange-traded funds (ETFs), foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, futures and related options, high-yield/high-risk debt securities, illiquid securities, investment company securities, investment grade bonds, leveraged funds, money market instruments, mortgage-backed securities, mortgage dollar rolls, municipal securities, preferred stocks, REITs, repurchase agreements, restricted securities, reverse repurchase agreements, securities lending, short-term trading, small and micro cap equities, stand-by commitments, stock-index options, time deposits, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.


POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. The following investments/investment practices are subject to political risk: ADRs, bonds, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, municipal securities, and Yankee bonds and similar debt obligations.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"-or repay-higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income-and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity. The following investments/investment practices are subject to pre-payment/call risk: asset-backed securities, bonds, collateralized mortgage obligations, mortgage-backed securities, and mortgage dollar rolls.

REGULATORY RISK. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws. The following investments/investment practices are subject to regulatory risk: asset-backed securities, mortgage-backed securities, mortgage dollar rolls, and municipal securities.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Municipal securities are subject to tax risk.

FUND MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Funds and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. The Advisor provides comprehensive advisory services for institutional clients. The Advisor offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced investment professionals, advanced research resources, and disciplined investment processes, the Advisor's goal is to produce superior, long-term investment results and client satisfaction.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of over 50 professional investment analysts, portfolio managers and traders, and uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.


As of September 30, 2006, Fifth Third Asset Management, Inc. had approximately __ billion of assets under management, including approximately $___ billion of assets in the Fifth Third Funds.

A discussion of the basis for the Board of Trustees' approval of the Funds' investment advisory contracts is included in the shareholder reports for the period during which the Board of Trustees approved such contracts.


The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. On September 28, 2005, the Securities and Exchange Commission (SEC) granted exemptive relief to the Funds and the Advisor to permit the Advisor, subject to certain conditions, including the one-time approval of the Funds' Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and the shareholders. The exemptive order gives the Advisor the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.


The management fees, after fee waivers, paid by the Fund's for the fiscal year ended July 31, 2006 are as follows:



                                                               AS A PERCENTAGE OF
                                                            AVERAGE DAILY NET ASSETS
                                                            ------------------------
Fifth Third Equity Index Fund                                           0.10%
Fifth Third Institutional Money Market Fund                             0.10%
Fifth Third Institutional Government Money Market Fund                  0.10%
Fifth Third U.S. Treasury Money Market Fund                             0.10%
Fifth Third Municipal Money Market Fund                                 0.25%

FUND MANAGEMENT
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS - EQUITY INDEX FUND
--------------------------------------------------------------------------------

Mark Koenig has been the portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since February 2005. He is the Managing Director of Quantitative Strategies for Fifth Third Asset Management, Inc. He has nine years of investment experience and served as the Director of Quantitative Analysis at the National City Investment Management Co. from 1999 - 2004. In this capacity he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995 - 1998, Mr. Koenig was a quantitative analyst with National City Bank where he was responsible for developing risk analytics to support the bank's fixed-income desk. Previously, he spent ten years as a research engineer at Draper Laboratory, where he specialized in developing guidance, navigation, and control algorithms for spacecraft, aircraft, and underwater vehicles. Mr. Koenig has an M.S. in Computational Finance from Carnegie Mellon University, an M.S. in Electrical Engineering from the University of Arizona, and a B.S. in Aerospace Engineering from the University of Cincinnati. He is a member of the CFA Institute, the CFA Society of Cleveland, and the American Finance Association. He earned the Chartered Financial Analyst designation in 2003.

Michael P. Wayton has been a portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since February 2005. Mr. Wayton is a Portfolio Manager of Quantitative Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third in December 2004, he spent 4 1/2 years as a quantitative analyst for the National City Investment Management Company where he was responsible for the management of the firm's passive assets and the development of quantitative equity models. Prior to that, he spent 1 1/2 years in National City's personal trust department. Mr. Wayton earned the Chartered Financial Analyst designation in 2005 and is a member of the CFA Society of Cleveland. Mr. Wayton earned a BSBA in finance from The Ohio State University.

PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Funds have established policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of the policies and procedures is provided in the Statement of Additional Information. The Funds will publicly disclose their portfolio holdings, as reported on a week-end basis, by posting this information on the Trust's website (www.fifththirdfunds.com) in the section entitled "Annual Reports and Other Information". The schedules will consist of the following information about each security (other than cash positions) held by the Funds as of the relevant week-end: CUSIP number, the name of the issuer, number of shares or aggregate par value held, and the traded market value. This information will be posted on the Tuesday following the relevant week's end, and will remain accessible on the website until the next week's information is posted.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING EQUITY INDEX FUND SHARES

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The Fund's NAV is calculated by dividing the Fund's net assets by the number of its shares outstanding. The value of each portfolio instrument held by the Fund is determined by using market prices, where available, and fair market values. Under special circumstances, such as when an event occurs after the close of the exchange on which the Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. There is no guarantee that the value determined for a particular security would be the value realized upon sale of the security. The Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. The Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Fund will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

PRICING MONEY MARKET FUND SHARES

The Funds' Net Asset Value (NAV) is calculated by dividing the Funds' net assets by the number of its shares outstanding. The Funds attempt to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

The Fifth Third Institutional Money Market Fund, the Fifth Third Institutional Government Money Market Fund and the Fifth Third U.S. Treasury Money Market Fund calculate their NAV at 4 p.m. The Fifth Third Municipal Money Market Fund calculates its NAV at 12 noon and 2 p.m. Each Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

The Trustees have approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fund shares. First, when a market quotation is not readily available for a security, the Funds are exposed to the risk that investors may purchase or redeem shares at a net asset value that does not appropriately reflect the value of the underlying securities. The Funds seek to deter and prevent this activity, sometimes referred to as "stale price arbitrage", by the appropriate use of "fair value" pricing of the Funds' portfolio securities. Second, the Funds seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Personnel responsible for detecting short-term trading activity (the "Trading Monitor") in the Funds' shares is responsible for (i) rejecting any purchase or exchange, or (ii) terminating purchase or exchange privileges if, in the judgment of the Trading Monitor, the transaction would adversely affect a Fund or its shareholders. The Funds recognize that the Trading Monitor will not always be able to detect or prevent short-term or other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.

ADDITIONAL INFORMATION ABOUT PRICING FUND SHARES

Shares of the Funds are sold through financial intermediaries who have entered into sales agreements with the Distributor. These financial intermediaries may be authorized to designate other intermediaries to act in this capacity. Orders received prior to the close of the New York Stock Exchange by a financial intermediary that has been authorized to accept orders on the Trust's behalf will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the New York Stock Exchange to the Trust after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Funds are open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund, its transfer agent, or other servicing agent. All purchase orders for the Funds must be received by the Funds' transfer agent on the following schedule (Eastern Time) in order to receive that day's NAV (and in the case of the Fifth Third Municipal Money Market Fund, the NAV calculated at 2 p.m.) and dividends: Fifth Third Institutional Government Money Market Fund, Fifth Third Institutional Money Market Fund and Fifth Third U.S. Treasury Money Market Fund-4 p.m.; Fifth Third Municipal Money Market Fund-2 p.m. Purchase orders received after those times will be processed on the following business day.

Trust shares may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.-Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of fund shares, broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Fund to place trades for themselves or their clients for a fee. In order to purchase Trust shares through one of those entities, you must have an account with that entity. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Fund may be held in an omnibus account in the name of that institution.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

SHAREHOLDER CONTACT INFORMATION

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Fund and it may have an earlier cut-off time and different trading and exchange policies. Consult that entity for specific information. Some policy differences may include:

   o minimum investment requirements
   o exchange policies
   o cutoff time for investments
   o redemption fees

If your purchase order has been received by the Fund prior to the time designated by the Fund for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

The minimum initial investment in Trust shares of a Fund is $100,000 (this minimum may be waived for Trust Shares purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.-Institutional Investment Division and their affiliates). Subsequent investments must be in amounts of at least $50.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks, starter checks, traveler's checks and credit card convenience checks. Money Orders are not accepted. All checks should be made payable to the Fifth Third Funds.

The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum investment.

For details, contact the Funds toll-free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus Ohio 43218-2706, or by express mail to:
Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

AVOID WITHHOLDING TAX

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

   o  Name;
   o  Date of birth (for individuals);
   o Residential or business street address (although post office boxes are still permitted for mailing); and
   o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Funds are open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Orders to sell shares of the Fifth Third Municipal Money Market Fund received by the Fifth Third Funds' transfer agent by 12:00 noon Eastern Time will be processed that day and will not be entitled to that day's dividend. Orders to sell shares of the Fifth Third Municipal Money Market Fund received by the Fifth Third Funds' transfer agent after 12:00 noon Eastern Time will be processed on the following business day and will be entitled to dividends until the processing date.

Orders to sell shares of the Fifth Third Institutional Money Market Fund, the Fifth Third Institutional Government Money Market Fund, and the Fifth Third U.S. Treasury Money Market Fund received by the Fifth Third Funds' transfer agent by 4 p.m. Eastern Time will be processed that day and will not be entitled to that day's dividend. Orders to sell shares of the Fifth Third Institutional Money Market Fund, the Fifth Third Institutional Government Money Market Fund, and the Fifth Third U.S. Treasury Money Market Fund received by the Fifth Third Funds' transfer agent after 4 p.m. Eastern Time will be processed on the following business day and will be entitled to dividends until the processing date.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.-Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund's net asset value if that amount is less than $250,000), the Funds reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.

REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT - SHARES PURCHASED BY CHECK

When you have made your investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

INSTRUCTIONS FOR EXCHANGING SHARES

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.

NOTES ON EXCHANGES

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

In order to prevent excessive short-term or other abusive trading practices, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The Exchange Privilege may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

SHAREHOLDER SERVICING FEE

Shareholder servicing fees compensate the Distributor and other dealers and investment representatives for services and expenses related to providing shareholder services. Trust shares pay a (non 12b-1) shareholder servicing fee of up to 0.25% of the average daily net assets of the Funds.

Your financial intermediary may not sell shares in all classes of the Funds or may sell classes that are more expensive to you as compensation or reimbursement for differing levels of servicing or expenses associated with your account. The Funds cannot be responsible for ensuring that your financial intermediary is placing you in the most appropriate class of shares as we are not privy to details of your account and are unable to make a determination as to which class is most suitable. You should discuss all compensation with your financial intermediary and be aware of how your account might be affected.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Dividends, if any, are declared daily and paid monthly by the Funds. Capital gains, if any, are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange or redemption of Fund Shares may result in taxable gain or loss to the Shareholder. However, because the money market funds seek to preserve the value of investments at $1.00 per share, it is unlikely that such a sale, exchange or redemption by a money market fund will result in such a taxable gain or loss.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

TAXATION OF DISTRIBUTIONS


Each Fund expects to distribute substantially all of its net investment income (including net realized capital gains) to its shareholders at least annually. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or reinvested in additional shares. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. It is unlikely that the money market funds will distribute long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the Shareholder and Fund level. The money market funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.


ADDITIONAL TAX INFORMATION FOR MUNICIPAL MONEY MARKET FUND


If, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's assets consists of obligations, the interest on which is exempt from federal income tax, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes but may be subject to federal alternative minimum tax and state and local taxes. Exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder. Shareholders who receive Social Security or Railroad Retirement benefits, should consult their tax advisors to determine what effect, if any, an investment in the Funds may have on the federal taxation of their benefits.

Distributions, if any, derived from net capital gains will generally be taxable as long-term capital gains. The Municipal Money Market Fund may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income and any distributions of short-term capital gains will be taxable to shareholders as ordinary income.


The Municipal Money Market Fund may invest as much as 100% of its assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Fund generally will not be deductible for federal income tax purposes.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investment under state and local tax laws.


This is a brief summary of certain income tax consequences relating to an investment in the Funds. The Statement of Additional Information provides further detail regarding taxation. Shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------

Investment in Exchange-Traded Funds. The Equity Index Fund may invest in exchange-traded funds, such as iShares(R) Trust and iShares(R), Inc. ("iShares(R)").*

iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.


Because most exchange-traded funds are investment companies, investment in most such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. Upon meeting certain conditions, the Fund may invest its assets in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity.


* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.

ADDITIONAL COMPENSATION TO SERVICING AGENTS


The Advisor and/or its affiliates may pay amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing related services, or access advantages to the Funds, including, for example, presenting the Funds on "approved" or "select" lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Advisor and/or its affiliates may pay amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by Fifth Third Funds' transfer agent. The Fifth Third Funds also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Funds has been audited by ______________. ______________'s report, along with the Funds' financial statements, is incorporated by reference in the SAI which is available upon request.

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

ADDRESSES
------------------------------------------------------------------------------------------------------------------------------------



Fifth Third Funds                                                               Fifth Third Funds
Equity Index Fund                                                               3435 Stelzer Road
Institutional Money Market Mutual Funds                                         Columbus, Ohio 43219
Trust Shares
------------------------------------------------------------------------------------------------------------------------------------


Investment Advisor                                                              Fifth Third Asset Management, Inc.
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------------------------------------------


Distributor                                                                     Fifth Third Funds Distributor, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
------------------------------------------------------------------------------------------------------------------------------------


Administrator, Accountant and Custodian                                         Fifth Third Bank
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------------------------------------------


Sub-Administrator                                                               BISYS Fund Services Limited Partnership
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
------------------------------------------------------------------------------------------------------------------------------------


Transfer and Dividend Disbursing Agent and Sub-Accountant                       BISYS Fund Services Ohio, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
------------------------------------------------------------------------------------------------------------------------------------



Independent Registered Public Accounting Firm
------------------------------------------------------------------------------------------------------------------------------------


The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds'performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


--------------------------------------------------------------------------------

YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUNDS. IN ADDITION, YOU MAY CONTACT THE FUNDS AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: HTTP://WWW.53.COM*

--------------------------------------------------------------------------------

           *Fifth Third Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o At no charge on the EDGAR Database on the Commission's Website at http://www.sec.gov.



                            logo: Fifth Third Funds







                                       Investment Company Act file no. 811-5669.

cover art

Fifth Third Funds

MONEY MARKET MUTUAL FUNDS
INSTITUTIONAL SHARES




PROSPECTUS
NOVEMBER 29, 2006


The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FIFTH THIRD FUNDS
MONEY MARKET MUTUAL FUNDS
INSTITUTIONAL SHARES

TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:


OBJECTIVES, STRATEGIES AND RISKS
Prime Money Market Fund ......................................2
Government Money Market Fund .................................3
Michigan Municipal Money Market Fund .........................4

SHAREHOLDER FEES AND FUND EXPENSES
Fee Tables ...................................................5
Expense Examples .............................................5


ADDITIONAL INFORMATION ABOUT THE
   FUNDS' INVESTMENTS
Name Policies ................................................6
Investment Practices .........................................6
Investment Risks ............................................12

FUND MANAGEMENT
Investment Advisor ..........................................13
Portfolio Holdings ..........................................14

SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares ......................... 14
Abusive Trading Practices ...................................15
Purchasing and Adding to Your Shares ........................15
Selling Your Shares .........................................17
Exchanging Your Shares ......................................17
Dividends and Capital Gains .................................18
Taxation ....................................................18
Additional Information about the Funds ......................20

FINANCIAL HIGHLIGHTS ........................................20


BACK COVER
Where to learn more about Fifth Third Funds

OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about each of the money market funds (each, a "Fund" and, collectively, the "Funds"), each a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

All Funds are managed by Fifth Third Asset Management, Inc. (the "Advisor").

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

There is no guarantee that any Fund will achieve its objective.

FIFTH THIRD PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

Money Market

FUNDAMENTAL OBJECTIVE Current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's Advisor. These generally will be domestic or foreign corporate securities, including commercial paper that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor. Some corporate securities purchased by the Fund may be restricted securities, that is they may be subject to limited resale rights.

The Fund may also invest in asset-backed securities and repurchase agreements collateralized by the securities mentioned above.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk and foreign investment risk.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.


FOREIGN INVESTMENT RISK involves the risk associated with higher transaction costs, delayed settlements, and adverse economic, political or social developments.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.



YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
Bar Chart:

1996     5.04%
97       5.21%
98       5.13%
99       4.79%
00       6.06%
01       3.84%
02       1.45%
03       0.74%
04       0.94%
05       2.78%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                 Q4 2000               1.57%
  Worst quarter:                Q4 2003               0.15%
  Year to Date Return (1/1/06 to 9/30/06):               _%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
================================================================================

                                                                INCEPTION DATE      PAST YEAR       PAST 5 YEARS     PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                6/14/89           2.78%             1.94%            3.58%
------------------------------------------------------------------------------------------------------------------------------------


To obtain current yield information, visit www.53.com or call 1-800-282-5706.

FIFTH THIRD GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

Money Market


FUNDAMENTAL OBJECTIVE High current income consistent with stability of principal and liquidity.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government securities, repurchase agreements collateralized by these securities, and shares of money market investment companies that invest exclusively in these securities. U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), the Overseas Private Investment Corporation (OPIC), and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and Federal Agricultural Mortgage Corporation (Farmer Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include credit risk, interest rate risk and net asset value risk.

CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuers may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more credit risk than any direct obligation of the U.S. Treasury.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.


NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.



YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
Bar Chart:

1996     4.96%
97       5.10%
98       4.98%
99       4.61%
00       5.86%
01       3.68%
02       1.27%
03       0.58%
04       0.77%
05       2.62%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                 Q4 2000               1.53%
  Worst quarter:                Q1 2004               0.10%
  Year to Date Return (1/1/06 to 9/30/06):               _%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
================================================================================

                                                                INCEPTION DATE      PAST YEAR       PAST 5 YEARS     PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                7/10/91           2.62%             1.78%            3.42%
------------------------------------------------------------------------------------------------------------------------------------


To obtain current yield information, visit www.53.com or call 1-800-282-5706.

FIFTH THIRD MICHIGAN MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------


Money Market

FUNDAMENTAL OBJECTIVE Current income that is exempt from federal income tax and Michigan personal income tax.


PRINCIPAL INVESTMENT STRATEGIES The Fund, under normal circumstances, invests at least 80% of its assets in Michigan municipal obligations, which consist of bonds, notes and commercial paper issued by the State of Michigan and its political subdivisions that are exempt from federal income taxes. The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The securities will have short-term debt ratings in the two highest rating categories of at least one Rating Agency or will be unrated securities of comparable quality.


The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include interest rate risk, net asset value risk, and credit risk.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.


CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.


MICHIGAN STATE-SPECIFIC RISK. Due to the level of investment in municipal obligations issued by the State of Michigan and its local governments, the performance of the Fund will be closely tied to the economic and political conditions in the State of Michigan, and, therefore, an investment in the Fund may be riskier than an investment in other types of money market funds. The State's economy is principally dependent upon manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. The Fund may also be subject to credit risks of municipal issuers which may have historically experienced periods of financial difficulties. When a Fund's assets are concentrated in obligations from revenues of similar projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) related to such securities to a greater extent than if its assets were not so concentrated.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.



YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES1
--------------------------------------------------------------------------------
Bar Chart:

1996     3.11%
97       3.31%
98       3.06%
99       2.86%
00       3.73%
01       2.47%
02       1.12%
03       0.67%
04       0.78%
05       1.97%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                 Q4 2000               0.98%
  Worst quarter:                Q4 2003               0.13%
  Year to Date Return (1/1/06 to 9/30/06):               _%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)1
================================================================================

                                                                INCEPTION DATE      PAST YEAR       PAST 5 YEARS     PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                6/3/91            1.97%             1.40%            2.30%
------------------------------------------------------------------------------------------------------------------------------------


1 For the period prior to October 29, 2001, the quoted performance of Institutional Shares reflects the performance of the Institutional shares of the Kent Michigan Municipal Money Market Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Michigan Municipal Money Market Fund.

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------

FEE TABLES
--------------------------------------------------------------------------------

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.


Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2006 or estimated amounts for the current fiscal year.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                                 MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                           FIFTH THIRD      FIFTH THIRD       FIFTH THIRD
                                                                           PRIME MONEY      GOVERNMENT    MICHIGAN MUNICIPAL
                                                                             MARKET        MONEY MARKET      MONEY MARKET
                                                                              FUND             FUND              FUND
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
    ON PURCHASES                                                              None             None              None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
   ON REINVESTED DIVIDENDS                                                    None             None              None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                                   None             None              None
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
   (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                               0.40%            0.40%             0.40%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                                     None             None              None
------------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                  --              --                 --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                            --              --                 --
------------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT                                                         --
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                    --              --                 --
------------------------------------------------------------------------------------------------------------------------------------


1 The Fund's Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Government Money Market Fund to 0.58%. This waiver and/or expense reimbursement may be discontinued at any time.


2 The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2007 to limit total annual fund operating expenses for the Prime Money Market Fund to 0.54% and for the Michigan Municipal Money Market Fund to 0.54%. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.


EXPENSE EXAMPLES
--------------------------------------------------------------------------------

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.



MONEY MARKET FUNDS - INSTITUTIONAL SHARES                  1 YEAR            3 YEARS          5 YEARS          10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD PRIME MONEY MARKET FUND                         $ 55              $ 197            $ 351             $ 800
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD GOVERNMENT MONEY MARKET FUND                    $ 68              $ 214            $ 373             $ 835
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MICHIGAN MUNICIPAL MONEY MARKET FUND            $ 55              $ 201            $ 360             $ 822
------------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


NAME POLICIES
--------------------------------------------------------------------------------

To comply with Securities and Exchange Commission ("SEC") rules regarding the use of descriptive words in a fund's name, some Funds have adopted policies of investing at least 80% of their net assets plus any borrowings made for investment purposes in specific types of investments or industries. Each Fund's policy is described in its summary description under the heading "Principal Investment Strategies." A Fund will not change its name policy without providing its shareholders at least 60 days' prior written notice.


INVESTMENT PRACTICES
--------------------------------------------------------------------------------

Each Fund may invest in a variety of securities and employ a number of investment techniques. The following table includes a list of permissible securities and investment techniques that each Fund may use; however, the selection of such securities and techniques is left to the investment discretion of the Advisor. Each security and technique involves certain risks. Following the table is a discussion of the risks associated with these securities and techniques. You may also consult the Statement of Additional Information for additional details regarding these permissible investments.

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


                                                                               Delayed
                                                Asset-                         Delivery/                Foreign     Guaranteed
                                                Backed    Common  Convertible   When-                  Currency     Investment
                                              Securities   Stock  Securities   Issueds   Derivatives  Transactions   Contracts


FIFTH THIRD FUNDS
MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                            X                               X          X                           X
------------------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund                       X                               X          X                           X
------------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund               X                               X          X
------------------------------------------------------------------------------------------------------------------------------------



                                                High-Yield/
                                                 High-Risk                      Investment     Investment
                                                   Debt         Illiquid         Company         Grade          Loan
                                                Securities      securities      Securities       Bonds     Participations


FIFTH THIRD FUNDS
MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                                              X               X              X              X
------------------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund                                         X               X              X              X
------------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund                                 X               X              X              X
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                   Non-U.S.
                                                Money      Mortgage-    Mortgage                    Traded
                                               Market       Backed       Dollar     Municipal      Foreign       Preferred
                                            Instruments   Securities      Rolls     Securities    Securities       Stocks


FIFTH THIRD FUNDS
MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                           X           X                          X
------------------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund                      X           X                          X
------------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund              X           X                          X
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                            Small and
                                              Real Estate                     Reverse                Short-    Micro
                                               Investment     Restricted    Repurchase   Securities   Term      Cap       Stripped
                                             Trusts (REITs)   Securities    Agreements     Lending   Trading  Equities  Obligations

FIFTH THIRD FUNDS
MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                                            X             X            X         X                     X
------------------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund                                       X                          X         X                     X
------------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund                               X             X            X         X                     X
------------------------------------------------------------------------------------------------------------------------------------



                                                U.S.         U.S.                        Variable                      Zero-
                                             Government     Traded         U.S.        and Floating                   Coupon
                                               Agency       Foreign       Treasury         Rate                        Debt
                                             Securities    Securities    Obligations    Instruments    Warrants      Obligations

FIFTH THIRD FUNDS
MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                           X            X             X                X                           X
------------------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund                      X            X             X                X                           X
------------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund              X                          X                X                           X
------------------------------------------------------------------------------------------------------------------------------------


8-9
spread

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and securities backed by other types of receivables or other assets.

COLLATERALIZED LOAN OBLIGATIONS: A type of asset-backed security that is an obligation of a trust typically collateralized by pools of loans.


DELAYED DELIVERY TRANSACTIONS/FORWARD COMMITMENTS/WHEN-ISSUEDS: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund's obligations under these commitments will not exceed 25% of its total assets.

DERIVATIVES: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swaps, swaptions, some mortgage-backed securities and custody receipts.


         CUSTODY RECEIPTS: Derivative products which, in the aggregate, evidence direct ownership in a pool of securities, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs.

FOREIGN SECURITIES--NON-U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.


FOREIGN SECURITIES--U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

         AMERICAN DEPOSITARY RECEIPTS ("ADRS"): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

         YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S.-dollar denominated bonds issued by foreign corporations or governments.

                  CANADA BONDS: Issued by Canadian provinces.

                  SOVEREIGN BONDS: Issued by the government of a foreign country.

                  SUPRANATIONAL BONDS: Issued by supranational entities, such as the World Bank and European Investment Bank.

GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.


ILLIQUID SECURITIES: Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

INVESTMENT COMPANY SECURITIES: Shares of investment companies. Investment companies may include money market funds and shares of other registered investment companies for which the Advisor to a Fund or any of its affiliates serves as investment advisor, administrator or distributor.

INVESTMENT GRADE BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.


LOAN PARTICIPATIONS: Interests in loans to U.S. corporations that are administered by the lending bank or agent for a syndicate of lending banks.

MONEY MARKET INSTRUMENTS: Investment-grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. Money market instruments may carry fixed or variable interest rates.

         BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


         CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.

         COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

         REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date.

         TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

         COLLATERALIZED MORTGAGE OBLIGATIONS: Mortgage-backed bonds that separate mortgage pools into different maturity classes.


MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (g) general obligation bonds.


         STAND-BY COMMITMENTS: Contract where a dealer agrees to purchase at a fund's option a specified municipal obligation at its amortized cost value to a fund plus accrued interest.


RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule
144A securities.


REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 331 1/43% of the Fund's total assets, plus the amount of the securities out on loan. In return, the Fund will receive cash, other securities, and/or letters of credit.

SHORT-TERM TRADING: The sale of a security soon after its purchase. A portfolio engaging in such trading will have higher turnover and transaction expenses.


STRIPPED OBLIGATIONS: U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.

TRUST PREFERRED SHARES: Securities possesing characteristics of both equity and debt issues.


U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities of the U.S. Government. These include Fannie Mae and Freddie Mac.

U.S. TREASURY OBLIGATIONS: BILLS, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates which are reset daily, weekly, quarterly or according to some other period and that may be payable to a Fund on demand.


ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------
INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others. Fixed income securities are primarily influenced by market, credit and pre-payment risks, although certain securities may be subject to additional risks.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. The following investments/investment practices are subject to credit risk: asset-backed securities, bankers' acceptances, bonds, certificates of deposit, commercial paper, derivatives, guaranteed investment contracts, investment grade bonds, loan participations, money market instruments, mortgage-backed securities, municipal securities, securities lending, time deposits, U.S. Government agency securities, variable and floating rate instruments, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments related to foreign investments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets. The following investments/investment practices are subject to foreign investment risk: American depository receipts (ADRs), non-U.S. traded and U.S. traded foreign securities, and Yankee bonds and similar debt obligations.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically. The following investments/investment practices are subject to interest rate risk: asset-backed securities, bankers' acceptances, bonds, certificates of deposit, collateralized mortgage obligations, commercial paper, derivatives, investment grade bonds, loan participations, mortgage-backed securities, stripped obligations, U.S. Government agency securities, U.S. Treasury obligations, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.


LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

      HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

      SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.


The following investments/investment practices are subject to leverage risk: derivatives, repurchase agreements, reverse repurchase agreements, securities lending, and when-issued and delayed delivery transactions.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. The following investments/investment practices are subject to liquidity risk: asset-backed securities, bankers' acceptances, certificates of deposit, commercial paper, derivatives, non-U.S. traded and U.S. traded foreign securities, illiquid securities, loan participations, restricted securities, securities lending, time deposits, variable and floating rate instruments, and when-issued and delayed delivery transactions.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. Derivatives are subject to management risk.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. The following investments/investment practices are subject to market risk: ADRs, asset-backed securities, bankers' acceptances, bonds, certificates of deposit, commercial paper, derivatives, non-U.S. traded and U.S. traded foreign securities, illiquid securities, investment company securities, investment grade bonds, money market instruments, mortgage-backed securities, municipal securities, restricted securities, reverse repurchase agreements, securities lending, short-term trading, stand-by commitments, time deposits, variable and floating rate instruments, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. The following investments/investment practices are subject to political risk: ADRs, bonds, non-U.S. traded and U.S. traded foreign securities, municipal securities, and Yankee bonds and similar debt obligations.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity. The following investments/investment practices are subject to pre-payment/call risk: asset-backed securities, bonds, collateralized mortgage obligations, and mortgage-backed securities.

REGULATORY RISK. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws. The following investments/investment practices are subject to regulatory risk: asset-backed securities, mortgage-backed securities, and municipal securities.


TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Municipal securities are subject to tax risk.

FUND MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Funds and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. The Advisor provides comprehensive advisory services for institutional clients. The Advisor offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced investment professionals, advanced research resources, and disciplined investment processes, the Advisor's goal is to produce superior, long-term investment results and client satisfaction.

FUND MANAGEMENT
--------------------------------------------------------------------------------

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of over 50 professional investment analysts, portfolio managers and traders, and uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.


As of September 30, 2006, Fifth Third Asset Management, Inc. had approximately $_ billion of assets under management, including approximately $_ billion of assets in the Fifth Third Funds.

A discussion of the basis for the Board of Trustees' approval of the Funds' investment advisory contracts is included in the shareholder reports for the period during which the Board of Trustees approved such contracts.


The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. On September 28 2005, the Securities and Exchange Commission (SEC) granted exemptive relief to the Funds and the Advisor to permit the Advisor, subject to certain conditions, including the one-time approval of the Funds' Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and shareholders. The exemptive order gives the Advisor the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.


The management fees, after fee waivers, paid by the Funds for the fiscal year ended July 31, 2006 are as follows:


                                                                                        AS A PERCENTAGE OF
                                                                                     AVERAGE DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND                                                                        0.40%
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND                                                                   0.40%
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND                                                           0.40%
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Funds have established policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of the policies and procedures is provided in the Statement of Additional Information. The Funds will publicly disclose their portfolio holdings, as reported on a week-end basis, by posting this information on the Trust's website (www.fifththirdfunds.com) in the section entitled "Annual Reports and Other Information". The schedules will consist of the following information about each security (other than cash positions) held by the Funds as of the relevant week-end: CUSIP number, the name of the issuer, number of shares or aggregate par value held, and the traded market value. This information will be posted on the Tuesday following the relevant week's end, and will remain accessible on the website until the next week's information is posted.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING FUND SHARES

The Funds' Net Asset Value (NAV) is calculated by dividing the Funds' net assets by the number of its shares outstanding. The Funds attempts to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

The Fifth Third Michigan Municipal Money Market Fund calculates its NAV at 12 noon. The Fifth Third Government Money Market Fund calculates its NAV at 2pm. The Fifth Third Prime Money Market Fund calculates its NAV at 4 p.m. All times are Eastern Time. Each Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders

Shareholder Information
--------------------------------------------------------------------------------

must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

ADDITIONAL INFORMATION ABOUT PRICING FUND SHARES

Shares of the Funds are sold through financial intermediaries who have entered into sales agreements with the Distributor. These financial intermediaries may be authorized to designate other intermediaries to act in this capacity. Orders received prior to the close of the New York Stock Exchange by a financial intermediary that has been authorized to accept orders on the Trust's behalf will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the New York Stock Exchange to the Trust after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

The Trustees have approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fund shares. First, when a market quotation is not readily available for a security, the Funds are exposed to the risk that investors may purchase or redeem shares at a net asset value that does not appropriately reflect the value of the underlying securities. The Funds seek to deter and prevent this activity, sometimes referred to as "stale price arbitrage", by the appropriate use of "fair value" pricing of the Funds' portfolio securities. Second, the Funds seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Personnel responsible for detecting short-term trading activity (the "Trading Monitor") in the Funds' shares is responsible for (i) rejecting any purchase or exchange, or (ii) terminating purchase or exchange privileges if, in the judgment of the Trading Monitor, the transaction would adversely affect a Fund or its shareholders. The Funds recognize that the Trading Monitor will not always be able to detect or prevent short-term or other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Funds are open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds, its transfer agent, or other servicing agent. All orders for the Money Market Funds must be received by the Funds, its transfer agent, or servicing agent on the following schedule (Eastern Time) in order to receive that day's NAV: Fifth Third Michigan Municipal Money Market Fund--12 noon; Fifth Third Government Money Market Fund--2 p.m.; Fifth Third Prime Money Market Fund--4 p.m.

Institutional shares only may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Funds to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

SHAREHOLDER CONTACT INFORMATION

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time and different trading and exchange policies. Consult that entity for specific information. Some policy differences may include:

o minimum investment requirements
o exchange policies
o cutoff time for investments
o redemption fees

If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

The minimum initial investment in Institutional shares of the Funds offered by this Prospectus is $1,000. An Institutional shareholder's minimum investment cannot be calculated by combining all accounts she/he maintains with Fifth Third Funds -- rather, the shareholder must meet the minimum amount for each fund in which she/he wishes to invest. Subsequent investments must be in amounts of at least $50.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject cash, third-party checks, starter checks, traveler's checks and credit card convenience checks. Money orders are not accepted. All checks should be made payable to the Fifth Third Funds.

The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum investment.

For details, contact the Trust toll free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to:
Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

AVOID WITHHOLDING TAX

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

   o  Name;
   o  Date of birth (for individuals);
   o Residential or business street address (although post office boxes are still permitted for mailing); and
   o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Funds are open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or other servicing agent. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold, you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund's net asset value if that amount is less than $250,000), the Funds reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.

REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT - SHARES PURCHASED BY CHECK

When you have made your investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

EXCHANGING YOUR SHARES

You may exchange your Institutional shares for Institutional shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

INSTRUCTIONS FOR EXCHANGING SHARES

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.

NOTES ON EXCHANGES

In order to prevent excessive short-term or other abusive trading practices, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The Exchange Privilege may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Dividends, if any, are declared daily and paid monthly. Capital gains, if any, are distributed at least annually. No Fund expects to pay capital gains.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange or redemption of Fund Shares may result in taxable gain or loss to the Shareholder. However, because the Funds, as money market funds, seek to preserve the value of investments at $1.00 per share, it is unlikely that such a sale, exchange, or redemption will result in such a taxable gain or loss.

Taxation of Distributions


Each Fund expects to distribute substantially all of its net investment income (including net realized capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or reinvested in additional shares. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. However, as money market funds, it is unlikely that the Funds will distribute long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL TAX INFORMATION FOR MICHIGAN MUNICIPAL MONEY MARKET FUND


If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is exempt from federal income tax, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes but may be subject to federal alternative minimum tax, state and local taxes. Exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend.
In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder. Shareholders who receive Social Security or Railroad Retirement benefits, should consult their tax advisors to determine what effect, if any, an investment in the Funds may have on the federal taxation of their benefits.

Distributions, if any, derived from net capital gains will generally be taxable as long-term capital gains. The Fifth Third Michigan Municipal Money Market Fund may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income and any distributions of short-term capital gains will be taxable to shareholders as ordinary income.


The Fifth Third Michigan Municipal Money Market Fund may invest as much as 100% of its assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Securities Funds generally will not be deductible for federal income tax purposes.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

Because the Fifth Third Michigan Municipal Money Market Fund intends to invest substantially all of its assets in tax-exempt obligations of the State of Michigan or its political subdivisions, shareholders who are subject to Michigan state income tax will generally not be subject to tax on dividends paid by these Funds to the extent that the dividends are attributable to interest income from these obligations. Shareholders should consult their tax advisors regarding the tax status of distributions in their state and locality.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------



This is a brief summary of certain income tax consequences relating to an investment in the Funds. The Statement of Additional Information provides further details regarding taxation. Shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.


ADDITIONAL INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------

ADDITIONAL COMPENSATION TO SERVICING AGENTS


The Advisor and/or its affiliates may pay amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing related services, or access advantages to the Funds, including, for example, presenting the Funds on "approved" or "select" lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Advisor and/or its affiliates may pay amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by Fifth Third Funds' transfer agent. The Fifth Third Funds also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Funds has been audited by __________________________. __________________________
report, along with the Funds' financial statements, is incorporated by reference in the SAI, which is available upon request.

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

ADDRESSES
------------------------------------------------------------------------------------------------------------------------------------



Fifth Third Funds                                                               Fifth Third Funds
Money Market Mutual Funds                                                       3435 Stelzer Road
Institutional Shares                                                            Columbus, Ohio 43219
------------------------------------------------------------------------------------------------------------------------------------


Investment Advisor                                                              Fifth Third Asset Management, Inc.
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------------------------------------------


Distributor                                                                     Fifth Third Funds Distributor, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
------------------------------------------------------------------------------------------------------------------------------------


Administrator, Accountant and Custodian                                         Fifth Third Bank
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------------------------------------------


Sub-Administrator                                                               BISYS Fund Services Limited Partnership
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
------------------------------------------------------------------------------------------------------------------------------------


Transfer and Dividend Disbursing Agent                                          BISYS Fund Services Ohio, Inc.
  and Sub-Accountant                                                            3435 Stelzer Road
                                                                                Columbus, Ohio 43219
------------------------------------------------------------------------------------------------------------------------------------



Independent Registered Public Accounting Firm
------------------------------------------------------------------------------------------------------------------------------------



The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds'performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


--------------------------------------------------------------------------------

YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUNDS. IN ADDITION, YOU MAY CONTACT THE FUNDS AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: HTTP://WWW.53.COM*

--------------------------------------------------------------------------------

               *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o At no charge on the EDGAR Database on the Commission's Website at http://www.sec.gov.




                                       Investment Company Act file no. 811-5669.
25

Logo: Fifth Third Funds

Logo: Fifth Third Funds

Institutional Money Market Mutual Funds
Institutional Shares



Prospectus
November 29, 2006


--------------------------------------------------------------------------------


The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fifth Third Funds
Institutional Money Market Mutual Funds
Institutional Shares



TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

OBJECTIVES, STRATEGIES AND RISKS
Institutional Money Market Fund ..............................2
Institutional Government Money Market Fund ...................3
U.S. Treasury Money Market Fund                               4
Municipal Money Market Fund ..................................5

SHAREHOLDER FEES AND FUND EXPENSES
Fee Tables ...................................................6
Expense Examples .............................................6


ADDITIONAL INFORMATION ABOUT THE
   FUNDS' INVESTMENTS
Name Policies ................................................7
Investment Practices .........................................7
Investment Risks ............................................12

FUND MANAGEMENT
Investment Advisor ..........................................14
Portfolio Holdings ..........................................14


SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares ..........................15
Abusive Trading Practices ...................................15
Purchasing and Adding to Your Shares ........................16
Selling Your Shares .........................................17
Exchanging Your Shares ......................................18
Dividends and Capital Gains .................................19
Taxation ....................................................19

FINANCIAL HIGHLIGHTS ........................................20


BACK COVER
Where to learn more about Fifth Third Funds

OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about each of the Fifth Third Institutional Money Market Funds (each a "Fund" and collectively, the "Funds"), each a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

All Funds are managed by Fifth Third Asset Management, Inc. (the "Advisor").

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

There is no guarantee that any Fund will achieve its objective.

                                                                    Money Market

FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------


FUNDAMENTAL OBJECTIVE Current income from short-term securities consistent with the stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's Advisor. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's Advisor. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in asset-backed securities and repurchase agreements collateralized by the securities mentioned above.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk and foreign investment risk.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.


FOREIGN INVESTMENT RISK involves the risk associated with higher transaction costs, delayed settlements, and adverse economic, political or social developments.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES1
--------------------------------------------------------------------------------

Bar Chart:
2001            4.08%
02              1.78%
03              1.06%
04              1.26%
05              3.11%



The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                 Q1 2001               1.38%
  Worst quarter:                Q4 2003               0.24%
  Year to Date Return (1/1/06 to 9/30/06):             ___%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)1
--------------------------------------------------------------------------------

                           INCEPTION DATE       PAST YEAR     SINCE INCEPTION
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES           4/11/00            3.11%            2.79%
--------------------------------------------------------------------------------


1 For the period prior to October 29, 2001, the quoted performance of Institutional Shares reflects the performance of the Institutional shares of the Lyon Street Institutional Money Market Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Institutional Money Market Fund.

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

                                                                    Money Market

FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------


FUNDAMENTAL OBJECTIVE Current income consistent with the stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government securities, repurchase agreements collateralized by these securities, and shares of money market investment companies that invest exclusively in these securities. U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), the Overseas Private Investment Corporation (OPIC), and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and Federal Agricultural Mortgage Corporation (Farmer Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include credit risk, interest rate risk and net asset value risk.

CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuers may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more credit risk than any direct obligation of the U.S. Treasury.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.


NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES1
--------------------------------------------------------------------------------

Bar Chart:
1998     5.17%
99       4.81%
00       6.03%
01       3.86%
02       1.48%
03       0.84%
04       1.19%
05       3.05%



The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                 Q4 2000               1.56%
  Worst quarter:                Q3 2003               0.18%
  Year to Date Return (1/1/06 to 9/30/06):             ___%




AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)1
-------------------------------------------------------------------------------------------

                      INCEPTION DATE      PAST YEAR       PAST 5 YEARS    SINCE INCEPTION
-------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES      6/2/97            3.05%             2.08%            3.43%
-------------------------------------------------------------------------------------------



1 For the period prior to October 29, 2001, the quoted performance of Institutional Shares reflects the performance of the Institutional shares of the Kent Government Money Market Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Institutional Government Money Market Fund.

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

                                                                    Money Market

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------


FUNDAMENTAL OBJECTIVE Stability of principal and current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk and net asset value risk.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.


NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

Bar Chart:
1996     5.05%
97       5.25%
98       5.12%
99       4.70%
00       5.98%
01       3.70%
02       1.40%
03       0.80%
04       1.11%
05       2.96%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                 Q4 2000               1.57%
  Worst quarter:                Q3 2003               0.16%
  Year to Date Return (1/1/06 to 9/30/06):             ___%



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
---------------------------------------------------------------------------------------------

                        INCEPTION DATE      PAST YEAR       PAST 5 YEARS     PAST 10 YEARS
---------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES       12/12/88           2.96%             1.99%            3.59%
---------------------------------------------------------------------------------------------


To obtain current yield information, visit www.53.com or call 1-800-282-5706.

                                                                    Money Market

FIFTH THIRD MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------


FUNDAMENTAL OBJECTIVE Maximize current income, exempt from federal income tax, while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor.

Under normal circumstances, at least 80% of its assets are invested in municipal securities. These include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. These securities tend to be:

     o general obligation bonds the principal and interest of which are paid from general tax revenues received by the issuer;

     o revenue bonds, the principal and interest of which are paid only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

     o industrial development bonds, the principal and interest of which are paid only from revenues received from privately-operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor. Some securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in asset-backed securities and repurchase agreements collateralized by U.S. Treasury securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk, and tax risk.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.


TAX RISK involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES1
--------------------------------------------------------------------------------

Bar Chart:
1996     2.72%
97       2.75%
98       2.60%
99       2.86%
00       3.88%
01       2.49%
02       1.13%
03       0.76%
04       0.86%
05       2.10%



The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                 Q4 2000               1.02%
  Worst quarter:                Q3 2003               0.16%
Year to Date Return (1/1/06 to 9/30/06):               ___%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)1
---------------------------------------------------------------------------------------------
                         INCEPTION DATE     PAST YEAR       PAST 5 YEARS      PAST 10 YEARS
---------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES         9/7/83            2.10%             1.46%            2.21%
---------------------------------------------------------------------------------------------



1 The Fund first offered Institutional shares on September 21, 1998. The quoted performance of Institutional Shares for the period prior to September 21, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes have different expenses.

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------

FEE TABLES
--------------------------------------------------------------------------------

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.


Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2006 or estimated amounts for the current fiscal year.


                                                                          INSTITUTIONAL MONEY MARKET FUNDS
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                       INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                FIFTH THIRD
                                                              FIFTH THIRD      INSTITUTIONAL     FIFTH THIRD       FIFTH THIRD
                                                             INSTITUTIONAL      GOVERNMENT      U.S. TREASURY       MUNICIPAL
                                                             MONEY MARKET      MONEY MARKET     MONEY MARKET      MONEY MARKET
                                                                 FUND              FUND             FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                 None              None             None             None
-----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS      None              None             None             None
-----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                      None              None             None             None
-----------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
-----------------------------------------------------------------------------------------------------------------------------------
Management fees                                                  0.40%             0.40%            0.40%            0.50%
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                        None              None             None              None
-----------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                   %                 %                %                 %
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                             %                 %                %                 %
-----------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT1                         %                 %                %                 %
-----------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                     %                 %                %                 %
-----------------------------------------------------------------------------------------------------------------------------------

1 The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2007 to limit total annual fund operating expenses for the Institutional Money Market Fund, Institutional Government Money Market Fund, U.S. Treasury Money Market Fund and Municipal Money Market Fund to 0.21%. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Funds for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described herein.


EXPENSE EXAMPLES
--------------------------------------------------------------------------------

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.



MONEY MARKET FUNDS - INSTITUTIONAL SHARES                       1 YEAR          3 YEARS          5 YEARS          10 YEARS
-------------------------------------------------------------------------------------------------------------------------------

FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND                      $ 22            $ 164            $ 319             $ 769
-------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND           $ 22            $ 166            $ 323             $ 780
-------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD U.S. TREASURY MONEY MARKET FUND                      $ 22            $ 164            $ 319             $ 769
-------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MUNICIPAL MONEY MARKET FUND                          $ 22            $ 196            $ 386             $ 935
-------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


NAME POLICIES
--------------------------------------------------------------------------------

To comply with Securities and Exchange Commission ("SEC") rules regarding the use of descriptive words in a fund's name, some Funds have adopted policies of investing at least 80% of their net assets plus any borrowings made for investment purposes in specific types of investments or industries. Each Fund's policy is described in its summary description under the heading "Principal Investment Strategies." A Fund will not change its name policy without providing its shareholders at least 60 days' prior written notice.


INVESTMENT PRACTICES
--------------------------------------------------------------------------------
Each Fund may invest in a variety of securities and employ a number of investment techniques. The following table includes a list of permissible securities and investment techniques that each Fund may use; however, the selection of such securities and techniques is left to the investment discretion of the Advisor. Each security and technique involves certain risks. Following the table is a discussion of the risks associated with these securities and techniques. You may also consult the Statement of Additional Information for additional details regarding these permissible investments.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


                                                                                  Delayed
                                               Asset-                            Delivery/                Foreign       Guaranteed
                                               Backed     Common   Convertible     When-                 Currency       Investment
                                              Securities  Stock    Securities    Issueds   Derivatives  Transactions    Contracts
FIFTH THIRD FUNDS
INSTITUTIONAL MONEY MARKET FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND                    X                                X           X                          X
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND         X                                X           X                          X
-----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND                                                     X           X
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND                        X                                X           X
-----------------------------------------------------------------------------------------------------------------------------------




                                                  High-Yield/
                                                   High-Risk                      Investment     Investment
                                                    Debt          Illiquid         Company        Grade          Loan
                                                  Securities      securities      Securities      Bonds      Participations


FIFTH THIRD FUNDS
INSTITUTIONAL MONEY MARKET FUNDS
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND                                      X                 X            X              X
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND                           X                 X            X              X
-----------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND                                                        X
-----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND                                          X                 X            X              X
-----------------------------------------------------------------------------------------------------------------------------


                                                                                                             Non-U.S.
                                                  Money          Mortgage-      Mortgage                     Traded
                                                  Market         Backed          Dollar     Municipal        Foreign       Preferred
                                                Instruments     Securities       Rolls     Securities      Securities       Stocks
FIFTH THIRD FUNDS
INSTITUTIONAL MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND                     X                X                         X
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND          X                X                         X
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND                     X
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND                         X                X                         X
------------------------------------------------------------------------------------------------------------------------------------



                                                Real Estate                    Reverse                                    Small and
                                                Investment     Restricted      Repurchase    Securities    Short-Term     Micro Cap
                                               Trusts (REITs)  Securities      Agreements     Lending       Trading       Equities
FIFTH THIRD FUNDS
INSTITUTIONAL MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND                                    X               X            X              X
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND                         X               X            X              X
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND                                                                                X
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND                                        X               X            X              X
------------------------------------------------------------------------------------------------------------------------------------



                                                             U.S. Government     U.S. Traded                        Variable and
                                               Stripped           Agency           Foreign       U.S. Treasury      Floating Rate
                                              Obligations       Securities       Securities       Obligations       Instruments
FIFTH THIRD FUNDS
INSTITUTIONAL MONEY MARKET FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND                    X                 X               X                X                   X
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND         X                 X               X                X                   X
-----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND                    X                 X                                X
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND                        X                 X                                X                   X
-----------------------------------------------------------------------------------------------------------------------------------



                                                               Zero-Coupon
                                                                 Debt
                                               Warrants        Obligations
FIFTH THIRD FUNDS
INSTITUTIONAL MONEY MARKET FUNDS
--------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND                                    X
--------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND                         X
--------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND                                    X
--------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND                                        X
--------------------------------------------------------------------------

                                   8-9 SPREAD

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and securities backed by other types of receivables or other assets.

COLLATERALIZED LOAN OBLIGATIONS: A type of asset-backed security that is an obligation of a trust typically collateralized by pools of loans.

DELAYED DELIVERY TRANSACTIONS/FORWARD COMMITMENTS/WHEN-ISSUEDS: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund's obligations under these commitments will not exceed 25% of its total assets.


DERIVATIVES: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swaps, swaptions, some mortgage-backed securities and custody receipts.


     CUSTODY RECEIPTS: Derivative products which, in the aggregate, evidence direct ownership in a pool of securities, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs.

FOREIGN CURRENCY TRANSACTIONS: Foreign currency transactions include forward foreign currency exchange contracts, foreign currency options, and foreign currency futures transactions.


FOREIGN SECURITIES--NON-U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.

FOREIGN SECURITIES--U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

     AMERICAN DEPOSITARY RECEIPTS ("ADRS"): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

     YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S.-dollar denominated bonds issued by foreign corporations or governments.

          CANADA BONDS: Issued by Canadian provinces.

          SOVEREIGN BONDS: Issued by the government of a foreign country.

          SUPRANATIONAL BONDS: Issued by supranational entities, such as the World Bank and European Investment Bank.

GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

ILLIQUID SECURITIES: Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

INVESTMENT COMPANY SECURITIES: Shares of investment companies. Investment companies may include money market funds and shares of other registered investment companies for which the Advisor to a Fund or any of its affiliates serves as investment advisor, administrator or distributor.


INVESTMENT GRADE BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.


LOAN PARTICIPATIONS: Interests in loans to U.S. corporations that are administered by the lending bank or agent for a syndicate of lending banks.

MONEY MARKET INSTRUMENTS: Investment-grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. Money market instruments may carry fixed or variable interest rates.

     BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

     CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.

     COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

     REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date.

     TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

     COLLATERALIZED MORTGAGE OBLIGATIONS: Mortgage-backed bonds that separate mortgage pools into different maturity classes.

MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (g) general obligation bonds.

     STAND-BY COMMITMENTS: Contract where a dealer agrees to purchase at a fund's option a specified municipal obligation at its amortized cost value to a fund plus accrued interest.

RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 33 1/3% of the Fund's total assets, plus the amount of the securities out on loan. In return, the Fund will receive cash, other securities, and/or letters of credit.

SHORT-TERM TRADING: The sale of a security soon after its purchase. A portfolio engaging in such trading will have higher turnover and transaction expenses.


STRIPPED OBLIGATIONS: U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.

TRUST PREFERRED SECURITIES: Securities possessing characteristics of both equity and debt issues.


U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities of the U.S. Government. These include Fannie Mae and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates which are reset daily, weekly, quarterly or according to some other period and that may be payable to a Fund on demand.


ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others. Fixed income securities are primarily influenced by market, credit and pre-payment risks, although certain securities may be subject to additional risks.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. The following investments/investment practices are subject to credit risk: asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, commercial paper, convertible securities, derivatives, futures and related options, guaranteed investment contracts, high-yield/high-risk/debt securities, investment grade bonds, loan participations, money market instruments, mortgage-backed securities, municipal securities, real estate investment trusts (REITs), securities lending, stock-index options, time deposits, U.S. Government agency securities, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets. The following investments/investment practices are subject to foreign investment risk:
American depository receipts (ADRs), foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, and Yankee bonds and similar debt obligations.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically. The following investments/investment practices are subject to interest rate risk: asset-backed securities, bankers' acceptances, bonds, certificates of deposit, collateralized mortgage obligations, commercial paper, derivatives, high-yield/high-risk/debt securities, investment grade bonds, loan participations, mortgage-backed securities, REITs, stripped obligations, U.S. Government agency securities, U.S. Treasury obligations, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

     SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

The following investments/investment practices are subject to leverage risk: bear funds, call and put options, derivatives, forward commitments, futures and related options, leveraged funds, repurchase agreements, reverse repurchase agreements, securities lending, stock-index options, and when-issued and delayed delivery transactions.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. The following investments/investment practices are subject to liquidity risk: asset-backed securities, bankers' acceptances, bear funds, call and put options, certificates of deposit, closed-end funds, commercial paper, derivatives, non-U.S. traded and U.S. traded foreign securities, forward commitments, futures and related options, high-yield/high-risk/debt securities, illiquid securities, loan participations,

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

REITs, restricted securities, securities lending, small and micro cap equities, stock-index options, time deposits, variable and floating rate instruments, and when-issued and delayed delivery transactions.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. The following investments/investment practices are subject to management risk: call and put options, derivatives, futures and related options, REITs, and stock-index options.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. The following investments/investment practices are subject to market risk: ADRs, asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, closed-end funds, commercial paper, common stock, convertible securities, derivatives, exchange-traded funds (ETFs), foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, futures and related options, high-yield/high-risk/debt securities, illiquid securities, investment company securities, investment grade bonds, leveraged funds, money market instruments, mortgage-backed securities, mortgage dollar rolls, municipal securities, preferred stocks, REITs, repurchase agreements, restricted securities, reverse repurchase agreements, securities lending, short-term trading, small and micro cap equities, stand-by commitments, stock-index options, time deposits, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. The following investments/investment practices are subject to political risk: ADRs, bonds, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, municipal securities, and Yankee bonds and similar debt obligations.


PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity. The following investments/investment practices are subject to pre-payment/call risk: asset-backed securities, bonds, collateralized mortgage obligations, mortgage-backed securities, and mortgage dollar rolls.


REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws. The following investments/investment practices are subject to regulatory risk: asset-backed securities, mortgage-backed securities, mortgage dollar rolls, and municipal securities.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Municipal securities are subject to tax risk.

FUND MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Funds and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. The Advisor provides comprehensive advisory services for institutional clients. The Advisor offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced investment professionals, advanced research resources, and disciplined investment processes, the Advisor's goal is to produce superior, long-term investment results and client satisfaction.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of over 50 professional investment analysts, portfolio managers and traders, and uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.


As of ____________, Fifth Third Asset Management, Inc. had approximately $___ billion of assets under management, including approximately $___ billion of assets in the Fifth Third Funds.


A discussion of the basis for the Board of Trustees' approval of the Funds' investment advisory contracts will be included in the shareholder reports for the period during which the Board of Trustees approved such contracts.

The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. On September 28, 2005, the Securities and Exchange Commission (SEC) granted exemptive relief to the Funds and the Advisor to permit the Advisor, subject to certain conditions, including the one-time approval of the Funds' Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and shareholders. The exemptive order gives the Advisor the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.


The management fees, after fee waivers, paid by the Funds for the fiscal year ended July 31, 2006 are as follows:


                                                         AS A PERCENTAGE OF
                                                      AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND                                 0.10%
--------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND                      0.10%
--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND                                 0.10%
--------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND                                     0.25%
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Funds have established policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of the policies and procedures is provided in the Statement of Additional Information. The Funds will publicly disclose their portfolio holdings, as reported on a week-end basis, by posting this information on the Trust's website (www.fifththirdfunds.com) in the section entitled "Annual Reports and Other Information". The schedules will consist of the following information about each security (other than cash positions) held by the Funds as of the relevant week-end: CUSIP number, the name of the issuer, number of shares or aggregate par value held, and the traded market value. This information will be posted on the Tuesday following the relevant week's end, and will remain accessible on the website until the next week's information is posted.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING FUND SHARES

The Funds' Net Asset Value (NAV) is calculated by dividing the Funds' net assets by the number of its shares outstanding. The Funds attempt to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

The Fifth Third Municipal Money Market Fund calculates its NAV at 12 noon and 2 p.m. The Fifth Third Institutional Money Market Fund, the Fifth Third Institutional Government Money Market Fund and the Fifth Third U.S. Treasury Money Market Fund calculate their NAV at 4 p.m. All times are Eastern Time. Each Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

ADDITIONAL INFORMATION ABOUT PRICING FUND SHARES

Shares of the Funds are sold through financial intermediaries who have entered into sales agreements with the Distributor. These financial intermediaries may be authorized to designate other intermediaries to act in this capacity. Orders received prior to the close of the New York Stock Exchange by a financial intermediary that has been authorized to accept orders on the Trust's behalf will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the New York Stock Exchange to the Trust after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

The Trustees have approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fund shares. First, when a market quotation is not readily available for a security, the Funds are exposed to the risk that investors may purchase or redeem shares at a net asset value that does not appropriately reflect the value of the underlying securities. The Funds seek to deter and prevent this activity, sometimes referred to as "stale price arbitrage", by the appropriate use of "fair value" pricing of the Funds' portfolio securities. Second, the Funds seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Personnel responsible for detecting short-term trading activity (the "Trading Monitor") in the Funds' shares is responsible for (i) rejecting any purchase or exchange, or (ii) terminating purchase or exchange privileges if, in the judgment of the Trading Monitor, the transaction would adversely affect a Fund or its shareholders. The Funds recognize that the Trading Monitor will not always be able to detect or prevent short-term or other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Funds are open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds, its transfer agent, or other servicing agent. All purchase orders for the Money Market Funds must be received by the Funds' transfer agent on the following schedule (Eastern
Time) in order to receive that day's NAV (and in the case of the Fifth Third Municipal Money Market Fund, the NAV calculated at 2 p.m.) and dividends: Fifth Third Municipal Money Market Fund--2 p.m.; Fifth Third Institutional Government Money Market Fund, Fifth Third Institutional Money Market Fund and Fifth Third U.S. Treasury Money Market Fund--4 p.m. Purchase orders received after those times will be processed on the following business day.

Institutional shares only may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Funds to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

SHAREHOLDER CONTACT INFORMATION

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time and different trading and exchange policies. Consult that entity for specific information. Some policy differences may include:

o    minimum investment requirements

o    exchange policies

o    cutoff time for investments

o    redemption fees

If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

The minimum initial investment in Institutional shares of the Institutional Money Market Fund, Institutional Government Money Market Fund, U.S. Treasury Money Market Fund and Municipal Money Market Fund is $5,000,000. An Institutional shareholder's minimum investment cannot be calculated by combining all accounts she/he maintains with Fifth Third Funds -- rather, the shareholder must meet the minimum amount for each fund in which she/he wishes to invest. Subsequent investments must be in amounts of at least $50.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject cash, third-party checks, starter checks, traveler's checks and credit card convenience checks. Money orders are not accepted. All checks should be made payable to the Fifth Third Funds.

The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum investment and do waive the minimum investment amount for purchases made by the LifeModel FundsSM.

For details, contact the Trust toll free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to:
Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

AVOID WITHHOLDING TAX

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

     o    Name;

     o    Date of birth (for individuals);

     o Residential or business street address (although post office boxes are still permitted for mailing); and

     o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Funds are open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or other servicing agent. Orders to sell shares of the Fifth Third Municipal Money Market Fund received by the Fifth Third Funds' transfer agent by 12:00 noon Eastern Time will be processed that day and will not be entitled to that day's dividend. Orders to sell shares of the Fifth Third Municipal Money Market Fund received by the Fifth Third Funds' transfer agent after 12:00 noon Eastern Time will be processed on the following business day and will be entitled to dividends until the processing date.

Orders to sell shares of the Fifth Third Institutional Money Market Fund, the Fifth Third Institutional Government Money Market Fund, and the Fifth Third U.S. Treasury Money Market Fund received by the Fifth Third Funds' transfer agent by 4 p.m. Eastern Time will be processed that day and will not be entitled to that day's dividend. Orders to sell shares of the Fifth Third Institutional Money Market Fund, the Fifth Third Institutional Government Money Market Fund, and the Fifth Third U.S. Treasury Money Market Fund received by the Fifth Third Funds' transfer agent after 4 p.m. Eastern Time will be processed on the following business day and will be entitled to dividends until the processing date.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund's net asset value if that amount is less than $250,000), the Funds reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.

REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT - SHARES PURCHASED BY CHECK

When you have made your investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

EXCHANGING YOUR SHARES

You may exchange your Institutional shares for Institutional shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

INSTRUCTIONS FOR EXCHANGING SHARES

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706 or via express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

For account holders at other financial institutions, contact your investment representative at your financial institution.

NOTES ON EXCHANGES

In order to prevent excessive short-term or other abusive trading practices, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The Exchange Privilege may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared daily and paid monthly. Capital gains, if any, are distributed at least annually. No Fund expects to pay capital gains.

TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS


A sale, exchange, or redemption of Fund Shares may result in taxable gain or loss to the Shareholder. However, because the Funds, as money market funds, seek to preserve the value of investments at $1.00 per share, it is unlikely that such a sale, exchange or redemption will result in such a taxable gain or loss.


TAXATION OF DISTRIBUTIONS


Each Fund expects to distribute substantially all of its net investment income (including net realized capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or reinvested in additional shares. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. However, as money market funds, it is unlikely that the Funds will distribute long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.


ADDITIONAL TAX INFORMATION FOR THE MUNICIPAL MONEY MARKET FUND


If, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes but may be subject to federal alternative minimum tax and state and local taxes. Exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder. Shareholders who receive Social Security or Railroad Retirement benefits, should consult their tax advisors to determine what effect, if any, an investment in the Funds may have on the federal taxation of their benefits.

Distributions, if any, derived from net capital gains will generally be taxable as long-term capital gains. The Fund may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income and any distributions of short-term capital gains will be taxable to shareholders as ordinary income.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The Fund may invest as much as 100% of its assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund generally will not be deductible for federal income tax purposes.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.


This is a brief summary of certain income tax consequences relating to an investment in the Funds. The Statement of Additional Information provides further details regarding taxation. Shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.


ADDITIONAL COMPENSATION TO SERVICING AGENTS


The Advisor and/or its affiliates may pay amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing related services, or access advantages to the Funds, including, for example, presenting the Funds on "approved" or "select" lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Advisor and/or its affiliates may pay amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by Fifth Third Funds' transfer agent. The Fifth Third Funds also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Funds has been audited by ________. _______'s report, along with the Funds' financial statements, is incorporated by reference in the SAI, which is available upon request.

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

ADDRESSES
--------------------------------------------------------------------------------


Fifth Third Funds                                               Fifth Third Funds
Institutional Money Market Mutual Funds                         3435 Stelzer Road
Institutional Shares                                            Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------

Investment Advisor                                              Fifth Third Asset Management, Inc.
                                                                38 Fountain Square Plaza
                                                                Cincinnati, Ohio 45263
-----------------------------------------------------------------------------------------------------------

Distributor                                                     Fifth Third Funds Distributor, Inc.
                                                                3435 Stelzer Road
                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------

Administrator, Accountant and Custodian                         Fifth Third Bank
                                                                38 Fountain Square Plaza
                                                                Cincinnati, Ohio 45263
-----------------------------------------------------------------------------------------------------------

Sub-Administrator                                               BISYS Fund Services Limited Partnership
                                                                3435 Stelzer Road
                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------

Transfer and Dividend Disbursing Agent and Sub-Accountant       BISYS Fund Services Ohio, Inc.
                                                                3435 Stelzer Road
                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------


Independent Registered Public Accounting Firm
-----------------------------------------------------------------------------------------------------------


The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds' performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.



YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUNDS. IN ADDITION, YOU MAY CONTACT THE FUNDS AT:


--------------------------------------------------------------------------------
                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: http://www.53.com*
--------------------------------------------------------------------------------



               *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o At no charge on the EDGAR Database on the Commission's Website at http://www.sec.gov.




                             Logo: Fifth Third Funds




                                       Investment Company Act file no. 811-5669.

                            FIFTH THIRD U.S. TREASURY
                                MONEY MARKET FUND

                                PREFERRED SHARES











          THIS PROSPECTUS FOR USE BY CUSTOMERS OF 1ST SOURCE BANK ONLY


                                   Prospectus
                                November 29, 2006


The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

FIFTH THIRD FUNDS
U.S. TREASURY MONEY MARKET FUND
PREFERRED SHARES

TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about the Fund, please see:

OBJECTIVES, STRATEGIES AND RISKS
U.S. Treasury Money Market Fund ............................  2

SHAREHOLDER FEES AND FUND EXPENSES
Fee Tables .................................................  3
Expense Examples ...........................................  3


ADDITIONAL INFORMATION ABOUT THE
   FUND'S INVESTMENTS
Investment Practices .......................................  3
Investment Risks ...........................................  4

FUND MANAGEMENT
Investment Advisor .........................................  6
Portfolio Holdings .........................................  6

SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares .........................  7
Abusive Trading Practices ..................................  7
Purchasing and Adding to Your Shares .......................  8
Selling Your Shares ........................................  9
Exchanging Your Shares ..................................... 10
Dividends and Capital Gains ................................ 10
Taxation ................................................... 10

FINANCIAL HIGHLIGHTS ....................................... 11


BACK COVER
Where to learn more about 1st Source Monogram Funds

OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about the Fifth Third U.S. Treasury Money Market Fund (the "Fund"), a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

The Fund is managed by Fifth Third Asset Management, Inc. (the "Advisor").

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

There is no guarantee that the Fund will achieve its objective.

                                                                    Money Market
FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------


FUNDAMENTAL OBJECTIVE Stability of principal and current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk and net asset value risk.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.


NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR PREFERRED SHARES
--------------------------------------------------------------------------------

[bar chart]

2004     0.96%
  05     2.81%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                 Q4 2005               0.89%
  Worst quarter:                Q2 2004               0.16%
  Year to Date Return (1/1/06 to 9/30/06):             ___%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2005)
================================================================================


                      INCEPTION DATE       PAST YEAR     SINCE INCEPTION
----------------------------------------------------------------------------
PREFERRED SHARES         10/20/03            2.81%            1.77%
----------------------------------------------------------------------------


To obtain current yield information, visit www.53.com or call 1-800-282-5706.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------

FEE TABLES
--------------------------------------------------------------------------------


THIS TABLE DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. The Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2006.


                                                                                                              FIFTH THIRD
                                                                                                             U.S. TREASURY
SHAREHOLDER FEES                                                                                             MONEY MARKET
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                                                        FUND
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                                                 None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                                                      None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                                                                      None
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                                                                  0.40%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12b-1) FEES                                                                                        None
------------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES1                                                                                                    %
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                               %
------------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT2                                                                           %
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                                                       %
------------------------------------------------------------------------------------------------------------------------------------

1 Preferred class shareholders pay a shareholder servicing fee of up to 0.15% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.

2 The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2007, to limit total annual fund operating expenses for the U.S. Treasury Money Market Fund to 0.36%. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.


EXPENSE EXAMPLES
--------------------------------------------------------------------------------

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.


------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD U.S. TREASURY MONEY MARKET FUND                1 YEAR            3 YEARS          5 YEARS          10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
   Preferred Shares                                         $ 37              $ 211            $ 401             $ 949
------------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

INVESTMENT PRACTICES
--------------------------------------------------------------------------------


The Fund may invest in a variety of securities and employ a number of investment techniques. The following table includes a list of permissible investment techniques that the Fund may use; however, the selection of such securities and techniques is left to the investment discretion of the Advisor. Each security and technique involves certain risks. Following the table is a discussion of the risks associated with these securities and techniques. You may also consult the Statement of Additional Information for additional details regarding these permissible investments.

     o  Derivatives                         o  Stripped Obligation
     o  Investment Company Securites        o  U.S. Government Agency Securities
     o  Money Market Instruments            o  U.S. Treasury Obligations
     o  Short-Term Trading                  o  Zero-Coupon Debt Obligations
     O  Delayed Delivery/When Issueds

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

DERIVATIVES: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swaps, swaptions, some mortgage-backed securities and custody receipts.

         CUSTODY RECEIPTS: Derivative products which, in the aggregate, evidence direct ownership in a pool of securities, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs.

INVESTMENT COMPANY SECURITIES: Shares of investment companies. Investment companies may include money market funds and shares of other registered investment companies for which the Advisor to a Fund or any of its affiliates serves as investment advisor, administrator or distributor.

MONEY MARKET INSTRUMENTS: Investment-grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. Money market instruments may carry fixed or variable interest rates.


         BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

         CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.

         COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

         REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date.

         TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.


SHORT-TERM TRADING: The sale of a security soon after its purchase. A portfolio engaging in such trading will have higher turnover and transaction expenses.

STRIPPED OBLIGATIONS: U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities of the U.S. Government. These include Fannie Mae and Freddie Mac.


U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.


ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.


INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Fixed-income securities are primarily influenced by market, credit and pre-payment risks, although certain securities may be subject to additional risks.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. The following investments/investment practices are subject to credit risk: bankers' acceptances, certificates of deposit, commercial paper, derivatives, money market instruments, time deposits, U.S. Government agency securities, and zero-coupon debt obligations.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically. The following investments/investment practices are subject to interest rate risk: bankers' acceptances, bonds, certificates of deposit, commercial paper, derivatives, stripped obligations, U.S. Government agency securities, U.S. Treasury obligations, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.


LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

      HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

      SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.


The following investments/investment practices are subject to leverage risk: derivatives and repurchase agreements.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. The following investments/investment practices are subject to liquidity risk: bankers' acceptances, certificates of deposit, commercial paper, derivatives, and time deposits.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. Derivatives are subject to management risk.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. The following investments/investment practices are subject to market risk: bankers' acceptances, certificates of deposit, commercial paper, derivatives, investment company securities, money market instruments, repurchase agreements, short-term trading, time deposits, and zero-coupon debt obligations.

FUND MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Fund and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. The Advisor provides comprehensive advisory services for institutional clients. The Advisor offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced investment professionals, advanced research resources, and disciplined investment processes, the Advisor's goal is to produce superior, long-term investment results and client satisfaction.

Subject to the supervision of the Fund's Board of Trustees, the Advisor manages the Fund's assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of over 50 professional investment analysts, portfolio managers and traders, and uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.


As of September 30, 2006, Fifth Third Asset Management, Inc. had approximately $___ billion of assets under management, including approximately $___ billion of assets in the Fifth Third Funds.


A discussion of the basis for the Board of Trustees' approval of the Funds' investment advisory contracts is included in the shareholder reports for the period during which the Board of Trustees approved such contracts.

The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Fund. On September 28, 2005, the Securities and Exchange Commission (SEC) granted exemptive relief to the Advisor to permit the Advisor, subject to certain conditions, including the prior approval of the Fund's Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. The exemptive order gives the Advisor the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.


The management fees, after fee waivers, paid by the Fund for the fiscal year ended July 31, 2006 was 0.10% of the average daily net assets of the Fund.


PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Fund has established policies and procedures with respect to the disclosure of the Fund's portfolio holdings. A description of the policies and procedures is provided in the Statement of Additional Information. The Fund will publicly disclose its portfolio holdings, as reported on a week-end basis, by posting this information on the Trust's website (www.fifththirdfunds.com) in the section entitled "Annual Reports and Other Information". The schedules will consist of the following information about each security (other than cash positions) held by the Fund as of the relevant week-end: CUSIP number, the name of the issuer, number of shares or aggregate par value held, and the traded market value. This information will be posted on the Tuesday following the relevant week's end, and will remain accessible on the website until the next week's information is posted.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING FUND SHARES

The Fund's Net Asset Value (NAV) is calculated by dividing the Fund's net assets by the number of its shares outstanding. The Fund attempts to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Fund is determined by using amortized cost.

The Fifth Third U.S. Treasury Money Market Fund calculates its NAV at 4 p.m. Eastern Time. The Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Fund reserves the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Fund will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

ADDITIONAL INFORMATION ABOUT PRICING FUND SHARES

Shares of the Fund are sold through financial intermediaries who have entered into sales agreements with the Distributor. These financial intermediaries may be authorized to designate other intermediaries to act in this capacity. Orders received prior to the close of the New York Stock Exchange by a financial intermediary that has been authorized to accept orders on the Trust's behalf will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the New York Stock Exchange to the Trust after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Fund discourages excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Fund may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund monitors for excessive short-term or other abusive trading practices, there can be no guarantee that the Fund will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

The Trustees have approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fund shares. First, when a market quotation is not readily available for a security, the Fund is exposed to the risk that investors may purchase or redeem shares at a net asset value that does not appropriately reflect the value of the underlying securities. The Fund seeks to deter and prevent this activity, sometimes referred to as "stale price arbitrage", by the appropriate use of "fair value" pricing of the Fund's portfolio securities. Second, the Funds seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Personnel responsible for detecting short-term trading activity (the "Trading Monitor") in the Fund's shares is responsible for (i) rejecting any purchase or exchange, or (ii) terminating purchase or exchange privileges if, in the judgment of the Trading Monitor, the transaction would adversely affect a Fund or its shareholders. The Fund recognizes that the Trading Monitor will not always be able to detect or prevent short-term or other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------


You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund, its transfer agent, or other servicing agent. All orders for the U.S. Treasury Money Market Fund must be received by the Fund, its transfer agent, or servicing agent by 4 p.m. (Eastern Time) in order to receive that day's NAV.

Preferred shares may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Fund to place trades for themselves or their clients for a fee. In order to purchase Preferred shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Fund may be held in an omnibus account in the name of that institution.


SHAREHOLDER CONTACT INFORMATION

For account holders through 1st Source Bank or its affiliates, please contact your investment officer at your local 1st Source Bank or you may call 1-800-882-6935.


The entity through which you are purchasing your shares is responsible for transmitting orders to the Fund and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Fund prior to the time designated by the Fund for receiving orders, you will receive the dividend, if any, declared for that day.


INVESTMENT AMOUNTS

The minimum initial investment in Preferred shares of the Fifth Third U.S. Treasury Money Market Fund is $500,000. Subsequent investments must be in amounts of at least $50.


All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Fund reserves the right to reject cash, third-party checks, starter checks, traveler's checks and credit card convenience checks. Money orders are not accepted. All checks should be made payable to the Fifth Third Funds.


The Fund may reject a purchase order for any reason. The Fund reserves the right to waive the minimum investment. The minimum investment amount does not apply to customers who purchase shares directly through 1st Source Bank.

For details, contact 1st Source Bank toll free at 1-800-882-6935 or write to:
1st Source Bank, Attn: PAMG, PO Box 1602, South Bend, IN 46634, or by express mail to: 1st Source Bank, Attn: PAMG, 100 N. Michigan St., South Bend, IN 46601.

AVOID WITHHOLDING TAX

The Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.


As a result, the Fund must obtain the following information for each person that opens a new account:


   o  Name;
   o  Date of birth (for individuals);
   o Residential or business street address (although post office boxes are still permitted for mailing); and
   o Social security number, taxpayer identification number, or other identifying number.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------



You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.


SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold, you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Fund prior to the time designated by the Fund for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to:
1st Source Bank, Attn: PAMG, PO Box 1602, South Bend, IN 46634, or by express mail to: 1st SourceBank, Attn: PAMG, 100 N. Michigan St., South Bend, IN 46601.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of the Fund's net asset value if that amount is less than $250,000), the Fund reserves the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.

REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT - SHARES PURCHASED BY CHECK

When you have made your investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

To exchange your shares, call the institution through which you purchased your shares for exchange procedures or call 1-800-282-5706.

NOTES ON EXCHANGES

To prevent disruption in the management of the Fund, market timing strategies and frequent exchange activity may be limited by the Fund. Although not anticipated, the Fund may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The Exchange Privilege may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Fund may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Fund.

SHAREHOLDER SERVICING FEE

Shareholder servicing fees compensate the Distributor and other dealers and investment representatives for services and expenses related to providing shareholder services. Preferred shares pay a (non 12b-1) shareholder servicing fee of up to 0.15% of the average daily net assets of the Fund.


Your financial intermediary may not sell shares in all classes of the Fund or may sell classes that are more expensive to you as compensation or reimbursement for differing levels of servicing or expenses associated with your account. The Fund cannot be responsible for ensuring that your financial intermediary is placing you in the most appropriate class of shares as we are not privy to details of your account and are unable to make a determination as to which class is most suitable. You should discuss all compensation with your financial intermediary and be aware of how your account might be affected.


DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Dividends, if any, are declared daily and paid monthly. Capital gains, if any, are distributed at least annually. The Fund does not expect to pay any capital gains.

TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund Shares may result in taxable gain or loss to the Shareholder. However, because the Fund, as a money market fund, seeks to preserve the value of investments at $1.00 per share, it is unlikely that such a sale, exchange, or redemption will result in such a taxable gain or loss.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

TAXATION OF DISTRIBUTIONS


The Fund expects to distribute substantially all of its net investment income (including net realized capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or reinvested in additional shares. For federal income tax purposes, dividends and distributions of short-term capital gains are generally taxable as ordinary income. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.


STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. Because the Fund invests all of its assets in U.S. Treasury obligations, it is expected that distributions from the Fund should not be subject to State taxation. However, State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investment under state and local tax laws.


This is a brief summary of certain income tax consequences relating to an investment in the Fund. The Statement of Additional Information provides further details regarding taxation. Shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.


ADDITIONAL COMPENSATION TO SERVICING AGENTS


The Advisor and/or its affiliates may pay amounts from their own assets to selling or servicing agents of the Fund for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing related services, or access advantages to the Fund, including, for example, presenting the Fund on "approved" or "select" lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Advisor and/or its affiliates may pay amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by Fifth Third Funds' transfer agent. The Fifth Third Funds also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years or the period of the Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the Fund has been audited by ______. _______'s report, along with the Fund's financial statement, is incorporated by reference in the SAI which is available upon request.

[THIS PAGE IS INTENTIONALLY LEFT BLANK]
14

[THIS PAGE IS INTENTIONALLY LEFT BLANK]
15

[THIS PAGE IS INTENTIONALLY LEFT BLANK]
16

ADDRESSES
------------------------------------------------------------------------------------------------------------------------------------



Fifth Third Funds                                                               Fifth Third Funds
Fifth Third U.S. Treasury Money Market Fund                                     3435 Stelzer Road
Preferred Shares                                                                Columbus, Ohio 43219
------------------------------------------------------------------------------------------------------------------------------------


Investment Advisor                                                              Fifth Third Asset Management, Inc.
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------------------------------------------


Distributor                                                                     Fifth Third Funds Distributor, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
------------------------------------------------------------------------------------------------------------------------------------


Administrator, Accountant and Custodian                                         Fifth Third Bank
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------------------------------------------


Sub-Administrator                                                               BISYS Fund Services Limited Partnership
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
------------------------------------------------------------------------------------------------------------------------------------


Transfer and Dividend Disbursing Agent and Sub-Accountant                       BISYS Fund Services Ohio, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
------------------------------------------------------------------------------------------------------------------------------------



Independent Registered Public Accounting Firm
------------------------------------------------------------------------------------------------------------------------------------


The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. The Fund's annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Fund's performance during the Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------

YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUNDS. IN ADDITION, YOU MAY CONTACT THE FUNDS AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: HTTP://WWW.53.COM*

--------------------------------------------------------------------------------

               *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o At no charge on the EDGAR Database on the Commission's Website at http://www.sec.gov.



                            logo: Fifth Third Funds









                                        Investment Company Act file no. 811-5669

                                FIFTH THIRD FUNDS

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER 29, 2006


This Combined Statement of Additional Information (the "SAI") relates to the Prospectuses of the following portfolios (the "Funds") of Fifth Third Funds (the "Trust") dated November 29, 2006:



Fifth Third Small Cap Growth Fund                              Fifth Third International Equity Fund
Fifth Third Mid Cap Growth Fund                                Fifth Third High Yield Bond Fund
Fifth Third Quality Growth Fund                                Fifth Third Bond Fund
Fifth Third Large Cap Core Fund                                Fifth Third Intermediate Bond Fund
Fifth Third Equity Index Fund                                  Fifth Third Short Term Bond Fund
Fifth Third Balanced Fund                                      Fifth Third U.S. Government Bond Fund
Fifth Third Micro Cap Value Fund                               Fifth Third Municipal Bond Fund
Fifth Third Small Cap Value Fund                               Fifth Third Intermediate Municipal Bond Fund
Fifth Third Multi Cap Value Fund                               Fifth Third Ohio Municipal Bond Fund
Fifth Third Disciplined Large Cap Value Fund                   Fifth Third Michigan Municipal Bond Fund
Fifth Third LifeModel Aggressive FundSM                        Fifth Third Prime Money Market Fund
Fifth Third LifeModel Moderately Aggressive FundSM             Fifth Third Institutional Money Market Fund
Fifth Third LifeModel Moderate FundSM                          Fifth Third Institutional Government Money Market Fund
Fifth Third LifeModel Moderately Conservative FundSM           Fifth Third Government Money Market Fund
Fifth Third LifeModel Conservative FundSM                      Fifth Third U.S. Treasury Money Market Fund
Fifth Third Strategic Income Fund                              Fifth Third Michigan Municipal Money Market Fund
Fifth Third Dividend Growth Fund                               Fifth Third Municipal Money Market Fund
Fifth Third Technology Fund                                    Fifth Third Ohio Tax Exempt Money Market Fund




This SAI is incorporated in its entirety into the Prospectuses and should be read with the Prospectuses of the Funds.

To receive a copy of any Prospectus, you may write the Trust or call toll-free
(800) 282-5706. This SAI is not a prospectus.


                               Fifth Third Funds
                               3435 Stelzer Road
                              Columbus, Ohio 43219



TABLE OF CONTENTS
                                                                                                            PAGE
GENERAL INFORMATION ABOUT THE TRUST............................................................................1
INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS................................................................4
        INVESTMENT OBJECTIVES..................................................................................4
        INVESTMENT LIMITATIONS -- STOCK AND BOND FUNDS, ASSET ALLOCATION FUNDS.................................4
        INVESTMENT LIMITATIONS -- MONEY MARKET FUNDS...........................................................7
ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES......................................9
        INVESTMENT RISKS (MICHIGAN MUNICIPAL MONEY MARKET FUND AND MICHIGAN MUNICIPAL BOND FUND)..............26
        INVESTMENT RISKS (OHIO MUNICIPAL BOND FUND AND OHIO TAX EXEMPT MONEY MARKET FUND).....................28
FIFTH THIRD FUNDS MANAGEMENT..................................................................................30
INDEPENDENT TRUSTEES..........................................................................................30
        TRUSTEE LIABILITY.....................................................................................33
        CODES OF ETHICS.......................................................................................33
        VOTING PROXIES ON FUND PORTFOLIO SECURITIES...........................................................33
        DISCLOSURE OF PORTFOLIO HOLDINGS......................................................................34
INVESTMENT ADVISORY SERVICES..................................................................................36
        INVESTMENT ADVISOR TO THE TRUST.......................................................................36
        ADVISORY FEES.........................................................................................36
        ADMINISTRATIVE SERVICES...............................................................................39
        CUSTODY OF FUND ASSETS................................................................................42
        TRANSFER AND DIVIDEND DISBURSING AGENT AND SUB-ACCOUNTANT.............................................42
        FUND ACCOUNTING.......................................................................................45
        LEGAL COUNSEL.........................................................................................46
PORTFOLIO MANAGER INFORMATION.................................................................................46
BROKERAGE TRANSACTIONS........................................................................................53
PURCHASING SHARES.............................................................................................57
        ADMINISTRATIVE SERVICES AGREEMENT.....................................................................57
        DISTRIBUTION PLAN.....................................................................................57
        CONVERSION OF CLASS B SHARES TO CLASS A SHARES........................................................58
        CONVERSION TO FEDERAL FUNDS...........................................................................59
        EXCHANGING SECURITIES FOR FUND SHARES.................................................................59
        PAYMENTS TO DEALERS...................................................................................59
ADDITIONAL PAYMENTS BY THE DISTRIBUTOR AND/OR THE ADVISOR AND THEIR AFFILIATES................................61
SELLING YOUR SHARES...........................................................................................62
        REDEMPTION IN KIND....................................................................................62
        POSTPONEMENT OF REDEMPTIONS...........................................................................62
DETERMINING NET ASSET VALUE...................................................................................62
        VALUATION OF THE EQUITY FUNDS, BOND FUNDS AND ASSET ALLOCATION FUNDS..................................63
        USE OF AMORTIZED COST.................................................................................63
        MONITORING PROCEDURES.................................................................................63
        INVESTMENT RESTRICTIONS...............................................................................64
        TRADING IN FOREIGN SECURITIES.........................................................................64
TAX STATUS....................................................................................................64
        QUALIFICATION AS A REGULATED INVESTMENT COMPANY.......................................................64
        ADDITIONAL TAX INFORMATION CONCERNING THE ASSET ALLOCATION FUNDS......................................65
        EXEMPT-INTEREST DIVIDENDS.............................................................................68
        MUNICIPAL BOND, MUNICIPAL MONEY MARKET, AND TAX-EXEMPT FUNDS..........................................69
        FOREIGN TAXES, FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS...............69
FINANCIAL STATEMENTS..........................................................................................73
APPENDIX........................................................................................................



                       GENERAL INFORMATION ABOUT THE TRUST

         The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. The Trust's Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities, and it permits the Trust to offer separate classes of each such series. This Statement of Additional Information relates to the following funds (each, a "Fund" and collectively, the "Funds"):


THE "EQUITY FUNDS:"


Fifth Third Small Cap Growth Fund ("Small Cap Growth Fund")
Fifth Third Mid Cap Growth Fund ("Mid Cap Growth Fund")
Fifth Third Quality Growth Fund ("Quality Growth Fund")
Fifth Third Large Cap Core Fund ("Large Cap Core Fund")
Fifth Third Equity Index Fund ("Equity Index Fund")
Fifth Third Balanced Fund ("Balanced Fund")
Fifth Third Micro Cap Value Fund ("Micro Cap Value Fund")
Fifth Third Small Cap Value Fund ("Small Cap Value Fund")
Fifth Third Multi Cap Value Fund ("Multi Cap Value Fund")
Fifth Third Disciplined Large Cap Value Fund ("Disciplined Large Cap Value
Fund")
Fifth Third Strategic Income Fund ("Strategic Income Fund")
Fifth Third Dividend Growth Fund ("Dividend Growth Fund")
Fifth Third Technology Fund ("Technology Fund")
Fifth Third International Equity Fund ("International Equity Fund")


THE "ASSET ALLOCATION FUNDS:"


Fifth Third LifeModel Conservative FundSM ("LifeModel Conservative FundSM") Fifth Third LifeModel Moderately Conservative FundSM ("LifeModel Moderately Conservative FundSM")
Fifth Third LifeModel Moderate FundSM ("LifeModel Moderate FundSM")
Fifth Third LifeModel Moderately Aggressive FundSM ("LifeModel Moderately Aggressive FundSM")
Fifth Third LifeModel Aggressive FundSM ("LifeModel Aggressive FundSM")


THE "BOND FUNDS:"


Fifth Third High Yield Bond Fund ("High Yield Bond Fund") Fifth Third Bond Fund ("Bond Fund")
Fifth Third Short Term Bond Fund ("Short Term Bond Fund") Fifth Third Intermediate Bond Fund ("Intermediate Bond Fund") Fifth Third U.S. Government Bond Fund ("Government Bond Fund")


THE "MUNICIPAL BOND FUNDS:"


Fifth Third Municipal Bond Fund ("Municipal Bond Fund")
Fifth Third Intermediate Municipal Bond Fund ("Intermediate Municipal
Bond Fund")
Fifth Third Ohio Municipal Bond Fund ("Ohio Municipal Bond Fund")
Fifth Third Michigan Municipal Bond Fund ("Michigan Municipal Bond Fund")


THE "MONEY MARKET FUNDS:"


Fifth Third Prime Money Market Fund ("Prime Money Market Fund")
Fifth Third Institutional Money Market Fund ("Institutional Money Market Fund") Fifth Third Institutional Government Money Market Fund ("Institutional Government Money Market Fund")
Fifth Third Government Money Market Fund ("Government Money Market Fund")
Fifth Third U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund") Fifth Third Michigan Municipal Money Market Fund ("Michigan Municipal Money Market Fund")
Fifth Third Municipal Money Market Fund ("Municipal Money Market Fund")
Fifth Third Ohio Tax Exempt Money Market Fund ("Ohio Tax Exempt Money
Market Fund")

With respect to the classes contained in this SAI, the Trust offers shares of the following Funds and shares of the following classes of each Fund:



Fund                        Select    Preferred     Trust     Institutional    Advisor      Class A      Class B      Class C
-------------------------- --------- ------------ ---------- ---------------- ----------- ------------ ------------- ----------
Fifth Third Small Cap                                               X             X            X            X            X
Growth Fund

Fifth Third Mid Cap                                                 X             X            X            X            X
Growth Fund

Fifth Third Quality                                                 X             X            X            X            X
Growth Fund

Fifth Third Large Cap                                               X             X            X            X            X
Core Fund

Fifth Third Equity Index      X           X           X             X             X            X            X            X
Fund

Fifth Third Balanced Fund                                           X             X            X            X            X

Fifth Third Micro Cap                                               X             X            X            X            X
Value Fund

Fifth Third Small Cap                                               X             X            X            X            X
Value Fund

Fifth Third Multi Cap                                               X             X            X            X            X
Value Fund

Fifth Third Disciplined                                             X             X            X            X            X
Large Cap Value Fund

Fifth Third LifeModel                                               X             X            X            X            X
Aggressive FundSM

Fifth Third LifeModel                                               X             X            X            X            X
Moderately Aggressive
FundSM

Fifth Third LifeModel                                               X             X            X            X            X
Moderate FundSM

Fifth Third LifeModel                                               X             X            X            X            X
Moderately Conservative
FundSM

Fifth Third LifeModel                                               X             X            X            X            X
Conservative FundSM

Fifth Third Strategic                                               X             X            X            X            X
Income Fund

                                       1


Fund                        Select    Preferred     Trust     Institutional    Advisor      Class A      Class B      Class C
-------------------------- --------- ------------ ---------- ---------------- ----------- ------------ ------------- ----------

Fifth Third Dividend                                                X             X            X            X            X
Growth Fund

Fifth Third Technology                                              X             X            X            X            X
Fund

Fifth Third                                                         X             X            X            X            X
International Equity Fund

Fifth Third High Yield                                              X             X            X            X            X
Bond Fund

Fifth Third Bond Fund                                               X             X            X            X            X

Fifth Third Intermediate                                            X             X            X           X**           X
Bond Fund

Fifth Third Short Term                                              X             X            X                         X
Bond Fund

Fifth Third U.S.                                                    X             X            X                         X
Government Bond Fund

Fifth Third Municipal                                               X             X            X            X            X
Bond Fund

Fifth Third Intermediate                                            X             X            X           X**           X
Municipal Bond Fund

Fifth Third Ohio                                                    X             X            X            X            X
Municipal Bond Fund

Fifth Third Michigan                                                X             X            X            X            X
Municipal Bond Fund

Fifth Third Prime Money                                             X             X            X            X            X
Market Fund

Fifth Third                   X           X           X             X
Institutional Money
Market Fund

Fifth Third                   X           X           X             X
Institutional Government
Money Market Fund

Fifth Third Government                                              X                          X
Money Market Fund

                                       2


Fund                        Select    Preferred     Trust     Institutional    Advisor      Class A      Class B      Class C
-------------------------- --------- ------------ ---------- ---------------- ----------- ------------ ------------- ----------
Fifth Third U.S.              X           X           X             X
Treasury Money Market
Fund

Fifth Third Michigan                                                X                          X
Municipal Money Market
Fund

Fifth Third Municipal         X           X           X             X                          X
Money Market Fund

Fifth Third Ohio Tax                                                X*                         X*
Exempt Money Market Fund


     *    These shares are currently not available to the public.


     ** Effective January 30, 2004, Class B shares were closed for purchases to all investors with no exceptions. Shareholders of Class B shares of any Fifth Third Fund may not exchange such shares for Class B shares of the Intermediate Bond Fund or the Intermediate Municipal Bond Fund.

Each Fund is an "open-end" management investment company and, other than the Dividend Growth Fund, Ohio Municipal Bond Fund and Ohio Tax Exempt Money Market Fund, each is a "diversified" investment company, as those terms are defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Among other things, a diversified Fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer. A non-diversified Fund, such as the Ohio Municipal Bond Fund, is any Fund other than a diversified Fund and is not subject to the foregoing restriction.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees ("Trustees") may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Fifth Third Funds' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fifth Third Funds, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.


Shares of the Fifth Third Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon, and
(iii) only the holders of Advisor, Class A, Class B, and Class C shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan applicable to such class. There will normally be no meetings of shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Fifth Third Funds and filed with the Fifth Third Funds' custodian or by vote of the holders of two-thirds of the outstanding shares of the Fifth Third Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares of any Fund. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

As used in this Statement of Additional Information, a "vote of a majority of the outstanding shares" of the Fifth Third Funds or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Fifth Third Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Fifth Third Funds or such Fund are represented in person or by proxy, or (b) more than 50% of the votes attributable to the outstanding shares of the Fifth Third Funds or such Fund.


For purposes of determining the presence of a quorum and counting votes on the matters presented, shares represented by abstentions and "broker non-votes" will be counted as present, but not as votes cast, at the meeting. Under the 1940 Act, the affirmative vote necessary to approve the matter under consideration may be determined with reference to a percentage of votes present at the meeting, which would have the effect of treating abstentions and non-votes as if they were votes against the proposal.


The Fund's executive offices are located at 3435 Stelzer Road, Columbus, Ohio 43219. The Trustees are responsible for managing the business and affairs of the Trust.


All Funds are advised by Fifth Third Asset Management, Inc. ("FTAM" or the "Advisor"). Fifth Third Asset Management, Inc. is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is, in turn, a wholly-owned subsidiary of Fifth Third Bankcorp. Morgan Stanley Investment Management Inc. ("Morgan Stanley" or "Subadviser") serves as investment sub-advisor to the International Equity Fund. Fort Washington Investment Advisors, Inc. ("Fort Washington" or "Subadviser") serves as investment sub-advisor to the High Yield Bond Fund.


                 INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

The Prospectuses state the investment objective of each Fund and discuss certain investment policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the prospectuses.

INVESTMENT OBJECTIVES

Each Fund's investment objective is fundamental and may not be changed without shareholder approval.


INVESTMENT LIMITATIONS - STOCK, BOND, AND ASSET ALLOCATION FUNDS

For purposes of this section, "Investment Limitations--Stock and Bond Funds, Asset Allocation Funds," the term "Funds" shall mean the Equity Funds, the Asset Allocation Funds, the Bond Funds and the Municipal Bond Funds, but not the Money Market Funds.



FUNDAMENTAL LIMITATIONS

Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's outstanding shares.

     ISSUING SENIOR SECURITIES AND BORROWING MONEY. None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund (with the exception of the Dividend Growth Fund, Intermediate Municipal Bond Fund and Ohio Municipal Bond Fund) may enter into futures contracts, as applicable.

The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. None of the Funds will purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, none of the Funds intends to borrow money.

     SELLING SHORT AND BUYING ON MARGIN. None of the Funds will sell any securities short or purchase any securities on margin, but the Funds may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund (with the exception of the Dividend Growth Fund, Intermediate Municipal Bond Fund and Ohio Municipal Bond Fund) of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

     PLEDGING ASSETS. The Funds will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, a Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.

     LENDING CASH OR SECURITIES. The Funds will not lend any of their respective assets except that (i) cash may be lent to other Funds of the Trust, subject to applicable SEC limitations, and (ii) portfolio securities up to one-third of the value of a Fund' total assets may be lent to third parties. The preceding limitation shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

     INVESTING IN COMMODITIES. None of the Funds will purchase or sell commodities or commodity contracts except to the extent that the Funds (with the exception of the Dividend Growth Fund, Intermediate Municipal Bond Fund and Ohio Municipal Bond Fund) may engage in transactions involving financial futures contracts or options on financial futures contracts.


     INVESTING IN REAL ESTATE. None of the Funds will purchase or sell real estate, including limited partnership interests, although each of the Funds (except for the Government Bond Fund) may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.


     DIVERSIFICATION OF INVESTMENTS. Each of the Funds (except the Dividend Growth Fund and Ohio Municipal Bond Fund) may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund.

     DEALING IN PUTS AND CALLS. The Micro Cap Value Fund, Multi Cap Value Fund, Strategic Income Fund, Dividend Growth Fund, Intermediate Municipal Bond Fund and Ohio Municipal Bond Fund will not buy or sell put options (with the exception of listed put options on financial futures contracts), call options (with the exception of listed call options or over-the-counter call options on futures contracts), straddles, spreads, or any combination of these.


     CONCENTRATION OF INVESTMENTS. A Fund will not invest 25% or more of the value of its total assets in any one industry, except that each Fund may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities. Regarding the Asset Allocation Funds, underlying Funds are not themselves considered to be included in an industry for purposes of the preceding limitation.

     The Municipal Bond Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund and Michigan Municipal Bond Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its respective total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, each of these Funds may invest as temporary investments more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments secured by these money market instruments, i.e., repurchase agreements.


     UNDERWRITING. A Fund will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

     SMALL CAP GROWTH FUND. The Fund intends to invest at least 65% of its total assets in equity securities of companies that the Advisor believes have above-average potential for growth in revenues, earnings, or assets.


NON-FUNDAMENTAL LIMITATIONS

Except as provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.


     INVESTING IN ILLIQUID SECURITIES. The Funds will not invest more than 15% of the value of their respective net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.

     INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. Each Fund may invest in shares of other investment companies, including shares of iShares(R). The Funds will limit their respective investments in other investment companies that are not part of the same group of investment companies to no more than 3% of the total outstanding voting stock of any investment company, no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. The Funds may invest without limitation in shares of money market funds. The preceding limitations do not apply if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. The Asset Allocation Funds may invest all of their assets in investment companies.

Investment companies include exchange-traded funds ("ETFs"). See the disclosure under the heading "Exchange-Traded Funds" below for more information on investments in ETFs. Pursuant to an SEC exemptive order issued to iShares(R), dated April 15, 2003, upon adherence to the conditions set forth in the order ,the Funds may invest their respective net assets in iShares(R) in excess of the 3%, 5% and 10% limits described above.


It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

     INVESTING IN PUT OPTIONS. The Micro Cap Value Fund, Multi Cap Value Fund, Strategic Income Fund and International Equity Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

     WRITING COVERED CALL OPTIONS. The International Equity Fund will not write call options on securities or futures contracts unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

     MISCELLANEOUS. Except with respect to a Fund's policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

INVESTMENT LIMITATIONS -- MONEY MARKET FUNDS

For purposes of this section, "Investment Limitations--Money Market Funds," the term "Funds" shall mean the Money Market Funds but not the Equity Funds, the Asset Allocation Funds, the Bond Funds or the Municipal Bond Funds.


FUNDAMENTAL LIMITATIONS

Except as otherwise provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's shares.

     SELLING SHORT AND BUYING ON MARGIN None of the Funds will sell any securities short or purchase any securities on margin, but each may obtain such short-term credit as may be necessary for clearance of purchases and sales.

     ISSUING SENIOR SECURITIES AND BORROWING MONEY. None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes (except for the Government Money Market Fund) or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized. None of the Funds considers the issuance of separate classes of shares to involve the issuance of "senior securities" within the meaning of this investment limitation.

None of the Funds will purchase any securities while borrowings in excess of 5% of its total assets are outstanding. None of the Funds has any present intention to borrow money.


     PLEDGING SECURITIES OR ASSETS. The Prime Money Market Fund will not pledge securities. The Institutional Money Market Fund, Institutional Government Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, Michigan Municipal Money Market Fund, Municipal Money Market Fund and Ohio Tax Exempt Money Market Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.

     INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR REAL ESTATE. The Prime Money Market Fund will not invest in commodities, commodity contracts, or real estate, except that it may purchase money market instruments issued by companies that invest in real estate or sponsor such interests. The Institutional Money Market Fund, Institutional Government Money Market Fund, Michigan Municipal Money Market Fund, Municipal Money Market Fund and Ohio Tax Exempt Money Market Fund will not purchase or sell commodities, commodity contracts, commodity futures contracts or real estate, including limited partnership interests, although the Municipal Money Market Fund may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

     UNDERWRITING. A Fund will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

     LENDING CASH OR SECURITIES. The Funds will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets except that (i) cash may be lent to other Funds of the Trust subject to applicable SEC limitations and (ii) portfolio securities of the Funds (other than the U.S. Treasury Money Market Fund) may be lent to third parties. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

     ACQUIRING VOTING SECURITIES. The Prime Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund and Michigan Municipal Money Market Fund will not acquire the voting securities of any issuer for the purpose of exercising control or management.

The Municipal Money Market Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. For purposes of this limitation, non-governmental users of facilities financed by industrial development or pollution control revenue bonds and banks issuing letters of credit or comparable guarantees supporting variable rate demand municipal securities are considered to be issuers.

     DIVERSIFICATION OF INVESTMENTS. Each of the Funds (except the Ohio Tax Exempt Money Market Fund) may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund.

     CONCENTRATION OF INVESTMENTS. Each of the Prime Money Market Fund, Institutional Money Market Fund and Institutional Government Money Market Fund will not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies. However, the Prime Money Market Fund reserves the right to invest more than 25% of its total assets in domestic bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements. The Prime Money Market Fund will not invest more than 25% of its total assets in instruments of foreign banks.

Each of the Michigan Municipal Money Market Fund, Municipal Money Market Fund and Ohio Tax Exempt Money Market Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects; provided that, this limitation shall not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

     DEALING IN PUTS AND CALLS. The Money Market Funds will not buy or sell puts, calls, straddles, spreads, or any combination of these.


     OHIO TAX EXEMPT MONEY MARKET FUND. The Fifth Third Ohio Tax Exempt Money Market Fund, under normal circumstances, invests at least 80% of its assets in Ohio municipal securities, the income from which is exempt from federal income tax and the personal income tax imposed by the State of Ohio and Ohio municipalities.



NON-FUNDAMENTAL LIMITATIONS

Except as otherwise provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

     INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Funds will limit their respective investments in other investment companies (other than the Fifth Third Money Market Funds) to no more than 3% of the total outstanding voting stock of any investment company. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. The preceding limitations do not apply if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. The Funds may invest in shares of money market funds without limitation.

It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

     INVESTING IN ILLIQUID SECURITIES. None of the Funds will invest more than 10% of the value of its net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.


     MISCELLANEOUS. Except with respect to a Fund's policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

                   ADDITIONAL RISKS AND INFORMATION CONCERNING
                          CERTAIN INVESTMENT TECHNIQUES

The Funds invest in a variety of securities and employ a number of investment techniques. The types of investments the Funds use and the special risks they pose are described below. You may also consult each Fund's prospectus for additional details regarding these and other permissible investments.


TYPES OF INVESTMENTS

     BANK INSTRUMENTS. Each Fund may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. However, these instruments are not necessarily guaranteed by those organizations.

In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, and bankers' acceptances, the Funds may invest in: (a) Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; (b) Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; and
(c) Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States; provided such investment is in agreement with the Fund's investment objective and policies.


     CASH. From time to time, such as when suitable securities are not available, the Funds may retain a portion of their assets in cash. Any portion of a Fund's assets retained in cash may reduce the Fund's return and, in the case of Bond Funds and Money Market Funds, the Fund's yield.


     BEAR FUNDS. The Funds may invest in bear funds. Bear funds are designed to allow investors to speculate on anticipated decreases in the S&P 500 Index(R) or to hedge an existing portfolio of securities or mutual fund shares.

Due to the nature of bear funds, investors could experience substantial losses during sustained periods of rising equity prices. This is the opposite result expected of investing in a traditional equity mutual fund in a generally rising stock market. Bear funds employ certain investment techniques, including engaging in short sales and in certain transactions in stock index futures contracts, options on stock index futures contracts, and options on securities and stock indexes. Under these techniques, bear funds will generally incur a loss if the price of the underlying security or index increases between the date of the employment of the technique and the date on which the fund terminates the position. Bear funds will generally realize a gain if the underlying security or index declines in price between those dates. The amount of any gain or loss on an investment technique may be affected by any premium or amounts in lieu of dividends or interest that the funds pay or receive as the result of the transaction.


     CLOSED-END INVESTMENT FUNDS. The Funds may invest in closed-end investment companies. The shares of closed-end investment companies will generally be exchange-traded and are not redeemable. Closed-end fund shares often trade at a substantial discount (or premium) from their net asset value. Therefore, there can be no assurance that a share of a closed-end fund, when sold, will be sold at a price that approximates its net asset value.

The Funds may also invest in closed-end investment companies in transactions not involving a public offering. These shares will be "restricted securities" and a Fund may be required to hold such shares until the closed-end fund's termination unless redeemed earlier. Shares may not be sold, transferred, assigned, pledged, or otherwise disposed of without registration under applicable federal or state securities laws or pursuant to an exemption from registration (in which case the shareholder will, at the option of the closed-end fund, be required to provide the closed-end fund with a legal opinion, in form and substance satisfactory to the closed-end fund, that registration is not required). Accordingly, an investor must be willing to bear the economic risk of investment in the shares until shares are redeemed or the closed-end fund is liquidated. No sale, transfer, assignment, pledge, or other disposition, whether voluntary or involuntary, of the shares may be made except by registration by the transfer agent on the closed-end fund's books. Each transferee will be required to execute an instrument agreeing to be bound by these restrictions and to execute such other instruments or certifications as are reasonably required by the closed-end fund. A transfer of the shares owned by a shareholder will not relieve the shareholder of any unfulfilled subscription obligation. Consent of the closed-end fund is required prior to the assumption of the transferee's Subscription Agreement by another party. The closed-end fund may withhold consent to such an assumption at its absolute discretion.

     EXCHANGE-TRADED FUNDS (ETFs). The Funds (except for the Money Market Funds) may invest in shares of various ETFs, including exchange-traded index and bond funds and ETFs listed on U.S. and foreign exchanges. ETFs seek to track the performance of various securities indices. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or bonds rises and falls. The market value of their shares may differ from the net asset value of the particular fund. A Fund will bear its ratable share of the ETF's expenses, including its advisory and administration fees. At the same time, a Fund will continue to pay its own investment management fees and other expenses. As a result, a Fund will absorb duplicate levels of fees with respect to investments in ETFs.


Because most ETFs are investment companies, absent exemptive relief, investment in most such funds would be limited under applicable federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company that is not part of the same group of investment companies to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of its assets. Pursuant to an exemptive order issued to iShares(R) Trust and iShares(R), Inc. ("iShares(R)")* dated April 15, 2003, upon adherence to the conditions set forth in the order, the Funds may invest their respective total assets in excess of the 3%, 5% and 10% limits described above.


     iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) Fund.


     COLLATERALIZED LOAN OBLIGATIONS ("CLOs"). A CLO is a type of asset-backed security that is an obligation of a trust typically collateralized by pools of loans, which may include domestic and foreign senior secured and unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade, or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, which vary in risk and yield. The riskier portion is the residual, or "equity", tranche, which bears some or all of the risk of default by the loans in the trust, and therefore protects the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche of a CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection provided by the equity tranche, senior CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default, the total loss of the equity tranche due to losses in the collateral, market anticipation of defaults, fraud by the trust, and the illiquidity of CLO securities.


The risks of an investment in a CLO largely depends on the type of underlying collateral securities and the tranche in which the Fund invests. Typically, CLOs are privately offered and sold, and thus are not registered under the securities laws. As a result, a Fund may characterize its investments in CLOs as illiquid, unless an active dealer market for a particular CLO allows the CLO to be purchased and sold in Rule 144A transactions. CLOs are subject to the typical risks associated with debt instruments discussed elsewhere in prospectus and in this statement of additional information (i.e., interest rate risk and credit risk). Additional risks of CLOs include (1) the possibility that distributions from collateral securities will be insufficient to make interest or other payments, (ii) a decline in the quality of the collateral, and (iii) the possibility that a fund may invest in a subordinate tranche of a CLO. In addition, due to the complex nature of a CLO, an investment in a CLO may not perform as expected. An investment in a CLO also is subject to the risk that the issuer and the investors may interpret the terms of the instrument differently, giving rise to disputes.

     COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. The Funds may invest in commercial paper (including variable amount master demand notes), which consists of short-term unsecured promissory notes issued by U.S. corporations, partnerships, trusts or other entities in order to finance short-term credit needs, and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days remaining to maturity at the date of purchase. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Funds' restrictions on illiquid investments unless, in the judgment of the Advisor, Morgan Stanley or Fort Washington, as applicable, and subject to the direction of the Board of Trustees, such note is liquid.

     CONVERTIBLE SECURITIES. The Funds may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the opinion of the Advisor, Morgan Stanley or Fort Washington, as applicable, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise, the Fund may hold or trade convertible securities.

In selecting convertible securities for a Fund, the Advisor, Morgan Stanley or Fort Washington, as applicable, evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these characteristics with respect to a particular convertible security, the Advisor, Morgan Stanley or Fort Washington, as applicable, considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.


     DERIVATIVES. Each Fund may, but is not required to, use derivative instruments for hedging, risk management purposes, as a substitute for direct investment in securities or other assets, or as part of its investment strategies. Generally, derivatives are financial contracts whose value depend upon, or are derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include option contracts, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swaps). A description of these and other derivative instruments that the Funds may use are described further below.


The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a Fund to the risk that the counterparty to an over-the-counter ("OTC") derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing its contractual rights.


Derivative instruments are subject to other risks. For example, since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also are subject to the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to hedge or closely track.

     CUSTODY RECEIPTS. The Funds may invest in custody receipts that represent corporate debt securities. Custody receipts, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs, are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities. Generally the sponsor will then sell those custody receipts in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt evidences the individual securities in the pool, and the holder of a custody receipt generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt will be treated as directly purchasing its pro rata share of the securities in the pool, for an amount equal to the amount that such holder paid for its custody receipt. If a custody receipt is sold, a holder will be treated as having directly disposed of its pro rata share of the securities evidenced by the custody receipt. Additionally, the holder of a custody receipt may withdraw the securities represented by a custody receipt subject to certain conditions.


Custody receipts are generally subject to the same risks as those securities evidenced by the receipts which, in the case of the Funds, are corporate debt securities. Additionally, custody receipts may be less liquid than the underlying securities if the sponsor fails to maintain a trading market.


     FUTURES AND OPTIONS TRANSACTIONS. The Funds may engage in futures and options transactions to create investment exposure or to hedge to the extent consistent with their investment objectives and policies.

As a means of reducing fluctuations in the net asset value of their shares, the Funds may attempt to hedge all or a portion of their portfolios through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. The Funds may attempt to create investment exposure or to hedge all or a portion of their portfolios by buying and selling financial futures contracts and writing call options on futures contracts. The Funds may also write covered call options on portfolio securities to attempt to increase current income.


The Funds will maintain their positions in securities, options, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series.

     FUTURES CONTRACTS. The Funds may enter into futures contracts. A futures contract is a firm commitment by the seller, who agrees to make delivery of the specific type of security called for in the contract ("going short"), and the buyer, who agrees to take delivery of the security ("going long") at a certain time in the future. However, a securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying securities in the index is made. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future.

The purpose of the acquisition or sale of a futures contract by a Fund may be to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" to hedge against a decline in market interest rates. Each Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets.


The International Equity Fund may invest in securities index futures contracts when Morgan Stanley believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.


     STOCK INDEX OPTIONS. The Funds may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.

The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Funds' portfolios correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Funds will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Funds of options on stock indices will be subject to the ability of the Advisor or Subadvisor, as applicable, to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

     PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS. The Funds may purchase listed put options on financial futures contracts. The Funds will use these options only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates, to create investment exposure, or when such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms.


Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the realized decrease in value of the hedged securities.


Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a

Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

A Fund may write listed put options on financial futures contracts to hedge its portfolio or when such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option.

     CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS. The Funds may write listed call options or over-the-counter call options on futures contracts, to hedge their portfolios against an increase in market interest rates, to create investment exposure, or when such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, a Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Fund's call option position to increase. In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can help substantially offset the drop in value of a Fund's portfolio securities.

Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the realized decrease in value of the hedged securities.

A Fund may buy listed call options on financial futures contracts to hedge its portfolio. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option.


     LIMITATION ON OPEN FUTURES POSITIONS. No Fund will maintain open positions in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the securities or securities index underlying the futures contract and the futures contracts. If a Fund exceeds this limitation at any time, it will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

     "MARGIN" IN FUTURES TRANSACTIONS. Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, the Funds are required to deposit an amount of "initial margin" in cash, securities or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.


     A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark to market its open futures positions. The Funds are also required to deposit and maintain margin when they write call options on futures contracts.

     PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES. The Funds may purchase put options on portfolio securities to protect against price movements in particular securities in their respective portfolios. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.


     WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES. The Funds may also write covered call options to generate income. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. A Fund may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).


     OVER-THE-COUNTER OPTIONS. The Funds may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Fund and not traded on an exchange.

     STRUCTURED INVESTMENTS. Structured investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. The Funds will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Advisor, Morgan Stanley or Fort Washington, as applicable, in accordance with credit-risk guidelines established by the Board of Trustees.

     STRUCTURED NOTES. The Funds may invest in structured notes. Structured notes are derivatives where the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index
(TM). In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Advisor, Morgan Stanley and Fort Washington, as applicable, wishes to accept while reducing or avoiding certain other risks.

     SWAP AGREEMENTS. The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vise versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset.


Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor/Sub-Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements are typically settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive if any. The net amount of the excess, if any of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and the Advisor, Morgan Stanley or Fort Washington believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Advisor, Morgan Stanley or Fort Washington, as applicable, under the supervision of the Board of Trustees, is responsible for determining and monitoring liquidity of a particular Fund's transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

     COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). The Funds may invest in CMOs. Privately issued CMOs generally represent an ownership interest in a pool of federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association, Federal National Mortgage Association or Federal Home Loan Mortgage Corporation. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.


The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

Certain debt securities such as, but not limited to, mortgage-related securities, CMOs, asset backed securities (ABS's) and securitized loan receivables, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of compliance with stated maturity policies and calculation of the Bond Fund's weighted average maturity, the effective maturity of such securities will be used.

     ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). The Funds may invest in ARMS. Generally, adjustable rate mortgages have a specified maturity date and amortize principal over their life. In periods of declining interest rates there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate can and does change in accordance with movements in a particular, pre-specified, published interest rate index. There are two main categories of indices: those based on U.S. Treasury obligations and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. The amount of interest on an adjustable rate mortgage is calculated by adding a specified amount to the applicable index, subject to limitations on the maximum and minimum interest that is charged during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.


The underlying mortgages which collateralize the ARMS will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage-related securities in which a Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage-related securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.


     FOREIGN CURRENCY TRANSACTIONS. The Funds may engage in foreign currency transactions. In addition, the Strategic Income Fund may invest in foreign government debt.


     CURRENCY RISKS. The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Funds value their assets daily in U.S. dollars, they may not convert their holdings of foreign currencies to U.S. dollars daily. The Funds may incur conversion costs when they convert their holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Funds buy and sell currencies.

The Funds may engage in foreign currency exchange transactions in connection with their portfolio investments. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.


     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Funds may enter into forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. Each of the Advisor and Morgan Stanley, as applicable, believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in each of the Funds' best interest to do so. The Funds may also enter into forward foreign currency exchange contracts to gain exposure to currencies underlying various securities or financial instruments held in the respective Fund.


In addition, it is proposed that the Funds be permitted to engage in cross-hedging. Cross-hedging involves the use of forward contracts to shift currency exposure from one non-U.S. Dollar currency to another non-U.S. Dollar currency. An example would be where, the Fund were overweight securities denominated in Sterling and the portfolio manager wished to bring that segment's currency weighting back within the parameters of the index. In this case, the portfolio manager would sell Sterling and buy the Euro using forward contracts. Cross-hedging will only be done relative to an established index and will not exceed 50% of a Fund's net assets.


Currency hedging may also be accomplished through "proxy hedging," which is defined as entering into a position in one currency to hedge investments denominated in another currency, where two currencies are economically linked or otherwise correlated.

     FOREIGN CURRENCY OPTIONS. The Funds may engage in foreign currency options, and the funds in which they invest may purchase funds that engage in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.


When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration. A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Funds against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if a Fund were holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put option. Likewise, if a Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, it would not have to exercise its call. Instead, it could acquire in the spot market the amount of foreign currency needed for settlement.


     SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY OPTIONS. Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and a Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Funds will not purchase or write such options unless and until, in the opinion of the Advisor or Morgan Stanley, as applicable, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

     FOREIGN CURRENCY FUTURES TRANSACTIONS. By using foreign currency futures contracts and options on such contracts, the Funds may be able to achieve many of the same objectives as they would through the use of forward foreign currency exchange contracts. The Funds may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

     SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS. Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.


Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Funds will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Advisor or Morgan Stanley, as applicable, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Funds because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.


     GUARANTEED INVESTMENT CONTRACTS. The Funds may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under a GIC, the Fund gives cash to an insurance company which credits the Fund with the amount given plus interest based on a certain index, which interest is guaranteed to be not less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company's general assets. The Funds will only purchase GICs from insurance companies which, at the time of purchase, have total assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be subject to a Fund's limitation on illiquid investments.

     LENDING OF PORTFOLIO SECURITIES. The Funds may lend portfolio securities. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

     LOAN PARTICIPATION NOTES. The Funds may purchase loan participation notes. A loan participation note represents participation in a corporate loan of a commercial bank with a remaining maturity of one year or less. Such loans must be to corporations in whose obligations the Funds may invest. Any participation purchased by a Fund must be issued by a bank in the United States with total assets exceeding $1 billion. Because the issuing bank does not guarantee the participation in any way, the participation is subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for a Fund to assert through the issuing bank such rights as may exist against the corporate borrower if the underlying corporate borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Moreover, under the terms of the loan participation a Fund may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Fund may also be subject to the risk that the issuing bank may become insolvent. The secondary market, if any, for loan participations is extremely limited and any such participation purchased by a Fund may be regarded as illiquid.


     LOWER-RATED AND UNRATED SECURITIES. The Funds may invest in higher yielding (and, therefore, higher risk), lower-rated fixed-income securities, including investment-grade securities, junk bonds and unrated securities. Securities rated in the fourth highest category by S&P or Moody's, BBB and Baa, respectively, although considered investment grade, may possess speculative characteristics, and changes in economic or other conditions are more likely to impair the ability of issuers of these securities to make interest and principal payments than with respect to issuers of higher grade bonds.


Generally, medium or lower-rated securities and unrated securities of comparable quality, sometimes referred to as "junk bonds," offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The yield of junk bonds will fluctuate over time.


     SPECIAL RISKS ASSOCIATED WITH LOWER-RATED AND UNRATED SECURITIES. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower-rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because medium and lower-rated securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Since the risk of default is higher for lower-rated debt securities, the Advisor's, Morgan Stanley's or Fort Washington's research and credit analysis are an especially important part of managing securities of this type held by a Fund. In light of these risks, the Advisor, Morgan Stanley or Fort Washington, in evaluating the creditworthiness of an issue, whether rated or unrated, will take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.


In addition, the market value of securities in lower-rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower-rated or unrated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Moreover, the lack of a liquid trading market may restrict the availability of securities for a Fund to purchase and may also have the effect of limiting the ability of the Fund to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.


Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for shareholders. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by the Funds may decline relatively proportionately more than a portfolio consisting of higher rated securities. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower-rated securities.

Subsequent to its purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by that Fund. Neither event will require sale of the security by the Fund, but the Advisor, Morgan Stanley or Fort Washington will consider this event in its determination of whether the Fund should continue to hold the security.

The market for lower-rated debt securities may be thinner and less active than that for higher rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available.

Adverse publicity and changing investor perception may affect the ability of outside pricing services to value lower-rated debt securities and the ability to dispose of these securities.

A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the best interest of the Fund.


In considering investments for the Strategic Income Fund and High Yield Bond Fund, the Advisor and Fort Washington, respectively, will attempt to identify those issuers of high yielding debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Advisor's or Fort Washington's analysis will focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

     MONEY MARKET INSTRUMENTS. The Funds may invest in money market instruments, which are high quality, short-term fixed income securities that adhere to the guidelines (i.e., liquidity, maturity and credit quality) set forth by Securities and Exchange Commission Rule 2a-7 under the Investment Company Act of 1940, as amended, which governs the allowable investments purchased by money market funds.


     MUNICIPAL LEASES. The Funds may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In determining the liquidity of municipal lease securities, the Advisor, under the authority delegated by the Trustees, will base its determination on the following factors: (a) whether the lease can be terminated by the lessee; (b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and, prospects); (d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); and (e) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.

     MUNICIPAL SECURITIES. The Funds may invest in municipal securities of any state which have the characteristics set forth in the prospectus of that Fund. Examples of municipal securities are (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and (g) general obligation bonds.

     VARIABLE RATE MUNICIPAL SECURITIES. The Funds may invest in variable rate municipal securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Funds are subject to repayment of principal (usually within seven days) on the Funds' demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

     PARTICIPATION INTERESTS. The Funds may invest in participation interests. Participation interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which a Fund would be allowed to invest in directly. The financial institutions from which the Funds may purchase participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give these Funds the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).


     REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements. A repurchase agreement is an agreement whereby a fund takes possession of securities from another party in exchange for cash and agrees to sell the security back to the party at a specified time and price. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. A Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisor or Morgan Stanley, as applicable, to be creditworthy pursuant to guidelines established by the Trustees.

     RESTRICTED AND ILLIQUID SECURITIES. A Fund may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Funds, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. (The Funds believe that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid.) The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) securities, as determined by the Advisor or Morgan Stanley, as applicable, as liquid and not subject to the investment limitation applicable to illiquid securities.


The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Funds believe that the SEC staff has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.


     REVERSE REPURCHASE AGREEMENTS. Except as provided above, the Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on a Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

     STAND-BY COMMITMENTS. The Funds may enter into stand-by commitments with respect to municipal obligations held by them. Under a stand-by commitment, a dealer agrees to purchase at a Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities).

The Funds intend to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Advisor's opinion, present minimal credit risks. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. Stand-by commitments will be valued at zero in determining net asset value of a Fund. Accordingly, where a Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.


     STRIPPED OBLIGATIONS. The Funds may purchase U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution. These "stripped" U.S. Treasury obligations are offered under the Separate Trading of Registered Interest and Principal Securities ("STRIPS") program or Coupon Under Bank-Entry Safekeeping ("CUBES") program. The Funds may also purchase other stripped securities issued directly by agencies or instrumentalities of the U.S. government. STRIPS and CUBES represent either future interest or principal payments and are direct obligations of the U.S. government that clear through the Federal Reserve System. These participations, which may be issued by the U.S. government (or a U.S. government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their face value, and may, with respect to the Bond Funds, include stripped mortgage-backed securities ("SMBS"). Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Funds also may purchase U.S. dollar-denominated stripped securities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.


SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

SMBS which are not issued by the U.S. government (or a U.S. government agency or instrumentality) are considered illiquid. SMBS issued by the U.S. government (or a U.S. government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund's per share net asset value.

Within the past several years, the Treasury Department has facilitated transfers of ownership of stripped securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system and the STRIPS program. Under the STRIPS program, the Funds will be able to have their beneficial ownership of stripped securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

In addition, the Funds may acquire other U.S. government obligations and their unmatured interest coupons that have been stripped by their holder. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax purposes. The Trust is unaware of any binding legislative, judicial or administrative authority on this issue. The staff of the Securities and Exchange Commission believes that participations in TIGRs, CATS and other similar trusts are not U.S. Government securities.

Although a "stripped" security may not pay interest to holders prior to maturity, federal income tax regulations require a Fund to recognize as interest income a portion of the security's discount each year. This income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in a Fund elect to receive their dividends in cash rather than reinvest such dividends in additional Fund shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.


     TRUST PREFERRED SECURITIES. Trust preferred securities are issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities currently permit the issuing entity to treat the interest payments as a tax-deductible cost. These securities, which have no voting rights, have a final stated maturity date and a fixed schedule for periodic payments. In addition, these securities have provisions which afford preference over common and preferred stock upon liquidation, although the securities are subordinated to other, more senior debt securities of the same issuer. The issuers of these securities have the right to defer interest payments for a period of up to five years, although interest continues to accrue cumulatively. The deferral of payments may not exceed the stated maturity date of the securities themselves. The non-payment of deferred interest at the end of the permissible period will be treated as an event of default. At the present time, the Internal Revenue Service treats capital securities as debt.

     U.S. GOVERNMENT OBLIGATIONS. The types of U.S. government obligations in which the Funds may invest include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy. The Student Loan Marketing Association can also issue debt as a corporation, which is not considered a U.S. Government obligation.


     VARIABLE RATE U.S. GOVERNMENT SECURITIES. Some of the short-term U.S. government securities that the Funds may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

     OVERSEAS PRIVATE INVESTMENT CORPORATION CERTIFICATES. The Funds may invest in Certificates of Participation issued by the Overseas Private Investment Corporation ("OPIC"). OPIC is a U.S. Government agency that sells political risk insurance and loans to help U.S. businesses invest and compete in over 140 emerging markets and developing nations worldwide. OPIC provides medium to long-term loans and guaranties to projects involving significant equity or management participation. OPIC can lend up to $250 million per project on either a project finance or a corporate finance basis in countries where conventional institutions are often unable or unwilling to lend on such a basis. OPIC issues Certificates of Participation to finance projects undertaken by U.S. companies. These certificates are guaranteed by OPIC and backed by the full faith and credit of the U.S. Government.


     WARRANTS. The Funds may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. A Fund may enter into when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked-to-market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 25% of the total value of their assets.

     TEMPORARY AND DEFENSIVE INVESTMENTS. A Fund (other than the Money Market Funds) may hold up to 100% of its assets in cash, short-term debt securities or other short-term instruments for temporary defensive purposes. Each of the Short Term Bond Fund, Municipal Bond Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund and Michigan Municipal Bond Fund may shorten their dollar-weighted average maturity below its normal range if such action is deemed appropriate by the Advisor. The Ohio Municipal Bond Fund may invest in municipal bonds the income on which is exempt from federal income tax but not exempt from Ohio personal income taxes. The Michigan Municipal Bond Fund may invest in municipal bonds the income on which is exempt from federal income tax but not exempt from Michigan personal income taxes. The Michigan Municipal Money Market Fund, Municipal Money Market Fund, and Ohio Tax-Exempt Money Market Fund may invest in short-term taxable money market obligations. The Money Market Funds may hold up to 100% of their assets in cash. A Fund will adopt a temporary defensive position when, in the opinion of the Advisor, Morgan Stanley or Fort Washington, as applicable, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of short-term instruments in which the Funds may invest for such purposes include short-term money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's ("S&P") or the "Prime" major rating category by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P or Moody's.

     PORTFOLIO TURNOVER. The Funds will not attempt to set or meet portfolio turnover rates since any turnover would be incidental to transactions undertaken in an attempt to achieve the Funds' investment objectives. The portfolio turnover rates for the Funds except the Money Market Funds and Funds in existence for less than one year for fiscal years ended July 31, 2006, July 31, 2005 and July 31, 2004 were as follows:



------------------------------------------------- --------------------- --------------------- -----------------------
                                                      FISCAL YEAR           FISCAL YEAR            FISCAL YEAR
                                                         ENDED                 ENDED                  ENDED
                                                     JULY 31, 2006         JULY 31, 2005          JULY 31, 2004
------------------------------------------------- --------------------- --------------------- -----------------------


------------------------------------------------- --------------------- --------------------- -----------------------
Small Cap Growth Fund                                           %                65%                      95%
------------------------------------------------- --------------------- --------------------- -----------------------



                                       25


Mid Cap Growth Fund                                                              54%                      83%
------------------------------------------------- --------------------- --------------------- -----------------------
Quality Growth Fund                                                              71%                      35%
------------------------------------------------- --------------------- --------------------- -----------------------
Large Cap Core Fund                                                             102%                     101%
------------------------------------------------- --------------------- --------------------- -----------------------
Equity Index Fund                                                                 4%                      14%
------------------------------------------------- --------------------- --------------------- -----------------------
Balanced Fund                                                                   146%                     166%
------------------------------------------------- --------------------- --------------------- -----------------------
Micro Cap Value Fund                                                             12%                      23%
------------------------------------------------- --------------------- --------------------- -----------------------
Small Cap Value Fund                                                            105%(*)                  279%
------------------------------------------------- --------------------- --------------------- -----------------------
Multi Cap Value Fund                                                             24%                      17%
------------------------------------------------- --------------------- --------------------- -----------------------
Disciplined Large Cap Value Fund                                                 31%                      22%
------------------------------------------------- --------------------- --------------------- -----------------------
LifeModel Aggressive FundSM                                                      35%                      22%
------------------------------------------------- --------------------- --------------------- -----------------------
LifeModel Moderately Aggressive FundSM                                           35%                      16%
------------------------------------------------- --------------------- --------------------- -----------------------
LifeModel Moderate FundSM                                                        41%                      14%
------------------------------------------------- --------------------- --------------------- -----------------------
LifeModel Moderately Conservative FundSM                                         38%                      19%
------------------------------------------------- --------------------- --------------------- -----------------------
LifeModel Conservative FundSM                                                    46%                      27%
------------------------------------------------- --------------------- --------------------- -----------------------
Strategic Income Fund                                                            17%                      36%
------------------------------------------------- --------------------- --------------------- -----------------------
Dividend Growth Fund                                                             28%                      81%
------------------------------------------------- --------------------- --------------------- -----------------------
Technology Fund                                                                 367%(**)                 191%
------------------------------------------------- --------------------- --------------------- -----------------------
International Equity Fund                                                        21%                      50%
------------------------------------------------- --------------------- --------------------- -----------------------
Bond Fund                                                                       385%                     389%
------------------------------------------------- --------------------- --------------------- -----------------------
Intermediate Bond Fund                                                          104%                     189%
------------------------------------------------- --------------------- --------------------- -----------------------
Short Term Bond Fund                                                             68%                      90%
------------------------------------------------- --------------------- --------------------- -----------------------
U.S. Government Bond Fund                                                       159%                     180%
------------------------------------------------- --------------------- --------------------- -----------------------
Municipal Bond Fund                                                              83%                      35%
------------------------------------------------- --------------------- --------------------- -----------------------
Intermediate Municipal Bond Fund                                                 60%                      84%
------------------------------------------------- --------------------- --------------------- -----------------------
Ohio Municipal Bond Fund                                                         19%                      15%
------------------------------------------------- --------------------- --------------------- -----------------------
Michigan Municipal Bond Fund                                                     11%                      21%
------------------------------------------------- --------------------- --------------------- -----------------------

* Small Cap Value Fund experienced a large increase in turnover due to the elimination of a portfolio subadviser and subsequent restructuring of the portfolio.

** The Technology Fund's portfolio turnover rates may experience large swings as the technology sector is inherently volatile with shorter product cycles and sudden shifts in sentiment for different sub-sectors and individual companies.


INVESTMENT RISKS (MICHIGAN MUNICIPAL MONEY MARKET FUND AND MICHIGAN MUNICIPAL BOND FUND)


The State of Michigan's economy is principally dependent on manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. It remains highly cyclical despite a gradually diversifying economy.


The economy of Michigan continues to be significantly weaker than that of the nation as a whole. The decline in Michigan wage and salary employment from its peak in early 2000 has been three times more severe than the national decline from its peak. The unemployment rate in the State as of mid-2006 was an estimated 7.0%. However, in calendar year 2005, personal income in Michigan is estimated to have grown 3.6% on a year to year basis.


The overall decline in the State's economy, exacerbated by Michigan's dependence upon manufacturing, and particularly automobile manufacturing, had the effect of requiring the State to make significant adjustments in expenditures and to seek additional revenue sources. This process continued throughout the period 2001 through mid-2006. Among other means of supporting expenditures for State programs, the State's Counter-Cyclical Budget and Economic Stabilization Fund, a reserve fund designed for times of economic decline, which exceeded $1.2 billion as of September 30, 2000, has been substantially expended, its balance at September 30, 2005 being $2 million.

Among the budget uncertainties facing the State during the next several years are whether the school finance reform package presently in force will provide adequate revenues to fund Kindergarten through Twelfth Grade education in the future, whether international economic and business conditions will continue to adversely affect Michigan's economy, particularly automobile production, and the uncertainties presented by proposed changes in Federal aid policies for state and local governments. In addition, the repeal of the Michigan single business tax, approved by the Legislature in mid-2006, to be effective at calendar year end 2007, will require the State to enact measures to replace the State revenue arising from that tax source.

The State Constitution limits the amount of total State revenues that can be raised from taxes and certain other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a fixed percentage of State personal income in the prior calendar year or average of the prior three calendar years, whichever is greater, and this fixed percentage equals the percentage of the 1978-79 fiscal year state government revenues to total calendar 1977 State personal income (which was 9.49%).

If in any fiscal year revenues exceed the revenue limitation by 1% or more, the entire amount of such excess must be rebated in the following fiscal year's personal income tax or single business tax. Any excess of less than 1% may be transferred to the State's Budget and Economic Stabilization Fund, a cash reserve intended to mitigate the adverse effects on the State budget of downturns in the business cycle. The State may raise taxes in excess of the limit for emergencies when deemed necessary by the Governor and two-thirds of the members of each house of the Legislature.

The State Constitution also provides that the proportion of State spending paid to all units of local government to total State spending may not be reduced below the proportion in effect in the 1978-79 fiscal year.

The State Constitution also requires the State to finance any new or expanded activity of local governments mandated by State law. Any expenditures required by this provision would be counted as State spending for local units of government for the purpose of determining compliance with the provision cited above.

The State Constitution limits State general obligation debt to (i) short-term debt for State operating purposes, (ii) short and long-term for the purpose of making loans to school districts, and (iii) long-term debt for voter-approved purposes.

Short-term debt for operating purposes is limited to an amount not in excess of 15% of undedicated revenue received during the preceding fiscal year and must be issued only to meet obligations incurred pursuant to appropriation and repaid during the fiscal year in which incurred. Such debt does not require voter approval.

The amount of debt incurred by the State for the purpose of making loans to school districts is recommended by the State Treasurer, who certifies the amounts necessary for loans to school districts. The bonds may be issued in whatever amount required without voter approval. All other general obligation bonds issued by the State must be approved as to amount, purpose and method of repayment by a two-thirds vote of each house of the Legislature and by a majority vote of the public at a general election. There is no limitation as to number or size of such general obligation issues.

There are also various State authorities and special purpose agencies created by the State which issue bonds secured by specific revenues. Such debt is not a general obligation of the State.


The State has issued and outstanding general obligation full faith and credit bonds for Water Resources, Environmental Protection Program, Recreation Program and School Loan purposes. As of September 30, 2005, the State had approximately $1.6 billion of general obligation bonds outstanding.


The State may issue notes or bonds without voter approval for the purposes of making loans to school districts. The proceeds of such notes or bonds are deposited in the School Bond Loan Fund maintained by the State Treasurer and used to make loans to school districts for payment of debt on qualified general obligation bonds issued by local school districts.

As of mid-2006, the ratings on State of Michigan general obligation bonds were "Aa3" by Moody's and "AA-" by S&P. There is no assurance that such ratings will continue for any period of time or that such ratings will not be revised or withdrawn. Because all or most of the Michigan Municipal Obligations are revenue or general obligations of local governments or authorities, rather than general obligations of the State of Michigan itself, ratings on such Michigan Municipal Obligations may be different from those given to the State of Michigan.

The State is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect State programs or finances. These lawsuits involved programs generally in the areas of corrections, tax collection, commerce, and proceedings involving other budgetary reductions to school districts and governmental units, and court funding. The ultimate disposition of these proceedings was not determinable as of mid 2006. There are several proposed amendments to the State Constitution which will, absent some intervening administrative or judicial action, be submitted to the people of the State at the November 2006 general election and which, if adopted by the electorate, may impose significant additional restrictions on the ability of the State to raise additional revenue and to continue discretionary funding of various State programs at present levels.


The State Constitution limits the extent to which municipalities or political subdivisions may levy taxes upon real and personal property through a process that regulates assessments.

In 1994, Michigan voters approved a comprehensive property tax and school finance reform measure commonly known as Proposal A. Under Proposal A, as approved and implemented, effective May 1, 1994, the State's sales and use tax increased from 4% to 6%, the State's income tax decreased from 4.6% to 4.4% (since reduced to 3.9%), and other new or increased taxes were imposed, including those on tobacco products and real estate transfers. In addition, beginning in 1994, a new State property tax of 6 mills began to be imposed on all real and personal property subject to the general property tax. All local school boards are authorized, with voter approval, to levy up to the lesser of 18 mills or the number of mills levied in 1993 for school operating purposes on non-homestead property and non-qualified agricultural property.

Proposal A shifted significant portions of the cost of local school operations from local school districts to the State and raised additional State revenues to fund these additional State expenses. These additional revenues will be included within the State's constitutional revenue limitations and impact the State's ability to raise additional revenues in the future.

INVESTMENT RISKS (OHIO MUNICIPAL BOND FUND AND OHIO TAX EXEMPT MONEY MARKET
FUND)

The State of Ohio is a leading industrial state and exporter of manufactured goods. During the past two decades, both the number and percentage of manufacturing jobs, particularly in durable goods, has declined. Job growth in the state has been primarily in business services and distribution sectors. Ohio's economy is concentrated in automobile production and equipment, steel, rubber products and household appliances. Because Ohio and certain local governments have large exposure to these industries, trends in these industries, over the long term, may affect the demographic and financial position of Ohio and its local governments. To the degree that Ohio local governments are exposed to domestic manufacturers that fail to make competitive adjustments, employment rates and disposable income of Ohio residents may deteriorate, possibly leading to population declines and the erosion of local government tax bases.

In addition to the economic trends above, the political climate in various local governments may contribute to the decisions of various businesses and individuals to relocate outside of Ohio. A locality's political climate in particular may affect its own credit standing. For Ohio and its underlying local governments, adjustment of credit ratings by the ratings agencies may affect the ability to issue securities and thereby affect the supply of issuances meeting the Fund's standards for investment.


Ohio ended fiscal year 2006 with a General Revenue Fund balance of $631.9 million. Ohio has also maintained a "rainy day" fund, the Budget Stabilization Fund, which had a balance of approximately $1,010.7 million as of the end of fiscal year 2006.

Litigation, similar to that in other states, has been pending in Ohio courts since 1991 questioning the constitutionality of Ohio's system of school funding and compliance with the state constitutional requirement that Ohio provide a "thorough and efficient system of common schools." On December 11, 2002, the Ohio Supreme Court, in a 4-3 decision, concluded (as it had in 1997 and 2000) that the State had not complied with that requirement and directed the General Assembly "to enact a school-funding scheme that is thorough and efficient." At this time, it is not possible to predict the response of the General Assembly to this decision or whether any such response will be subject to further litigation. Several bills have been introduced in the General Assembly to address school funding, but the outcomes of these bills are uncertain. School funding poses significant but manageable challenges to the overall fiscal stability of Ohio.


Ohio has established procedures for fiscal emergencies under which financial planning and supervision commissions are established to monitor the fiscal affairs of financially troubled local governments. The original municipal fiscal emergency law was enacted in 1979 as a response to a financial crisis in the city of Cleveland. Since that time, financial planning and supervision commissions have aided 43 Ohio local governments declared in fiscal emergency. As of July 2006, seventeen remain under stewardship. Under this law, a local government is required to develop a financial plan to eliminate deficits and cure any defaults. In 1996, the fiscal emergency protection law was extended to Ohio counties and townships and the "fiscal watch" status was created to provide early warning to faltering local governments approaching emergency status. As of July, 2006, five local governments were under fiscal watch.

Ohio has established procedures for financial planning and supervision of school districts declared to be in fiscal caution, fiscal watch or fiscal emergency. As of June 30, 2006, out of approximately 600 school districts in Ohio, fifteen school districts were under fiscal watch, and eight were under fiscal emergency. The foregoing discussion only highlights some of the significant financial trends and problems affecting Ohio and its underlying local governments.

                          FIFTH THIRD FUNDS MANAGEMENT



The Trustees and officers of the Trust, their ages, the positions they hold with the Trust, their terms of office and lengths of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that each Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035.


                              INDEPENDENT TRUSTEES

                                                                                           NUMBER OF
                                                                                        PORTFOLIOS IN
                    POSITION HELD  TERM OF OFFICE                                        FUND COMPLEX         OTHER
  NAME AND DATE OF    WITH THE      AND LENGTH OF        PRINCIPAL OCCUPATION(S)          OVERSEEN BY     DIRECTOR-SHIPS
      BIRTH             TRUST        TIME SERVED         DURING THE PAST 5 YEARS           TRUSTEE        HELD BY TRUSTEE
------------------- -------------- ---------------- ---------------------------------- ----------------- -------------------


David J. Durham     Trustee        Indefinite,      Chairman of the Board, President          36         Chairman of the
Date of Birth:                     June             and Chief Executive Officer of                       Board of Norris
May, 1945                          2001-Present     Clipper Products, Inc., a                            Products
                                                    wholesale distributor,                               Corporation, a
                                                    1997-Present.                                        wholesale
                                                                                                         distributor,
                                                                                                         2005-Present.



J. Joseph Hale Jr.  Trustee        Indefinite,      Vice President and Chief                  36         Trustee for
Date of Birth:                     March            Communications Officer, Cinergy                      Hanover College,
September, 1949                    2001-Present     Corp., September 2004-Present.                       National
                                                    President, Cinergy Foundation,                       Underground
                                                    November 2001- Present.                              Freedom Center,
                                                    President, Cinergy Corp.,                            the Cincinnati
                                                    Cincinnati Gas & Electric Co.,                       Zoo, the Ohio
                                                    The Union Light Heat & Power                         Arts Council, the
                                                    Co., July 2000-October 2001.                         Cincinnati Parks
                                                    Vice President, Corporate                            Foundation and
                                                    Communications, August 1996-June                     Playhouse in the
                                                    2000.                                                Park.



John E. Jaymont     Trustee        Indefinite,      AVP, PIANKO, Feb. 2002- Present.          36         Printing
Date of Birth:                     October 2001-    Business Management Consultant,                      Industries of
December, 1944                     Present          April 2000-February 2002.                            America: Web
                                                    President, Metroweb Corp.                            Offset Assoc.,
                                                    (publications printing)                              Director; Master
                                                    1997-2000.                                           Printers of
                                                                                                         America, Director.



David J. Gruber     Trustee        Indefinite,      Resources Global Professionals,           36         None
Date of Birth:                     December         Project Professional, December
August, 1963                       2003-Present     2004-Present. Ohio Arts & Sports
                                                    Facilities Commission (state
                                                    funding oversight agency),
                                                    CFO, April 2003-December
                                                    2004. Ohio Expositions
                                                    Commission (state fair and
                                                    expo center), Finance
                                                    Director, April 1996-March
                                                    2003.


                                       30



                                                INTERESTED TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
Edward Burke        Chairman-      Indefinite,      Carey Realty Investments, Inc.            36         The Foundation
Carey*              Board of       January          (real estate development and                         of the
Date of Birth:      Trustees       1989-Present     consulting), President,                              Catholic
July, 1945                                          1990-Present.                                        Diocese of

                                                                                                         Columbus-Trustee.
                                                                                                         Canisius
                                                                                                         College-Trustee.


* Mr. Carey is treated by the Trust as an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Trust and the Advisor because of his past business transactions with Fifth Third Bank and its affiliates.


                                                OFFICERS

----------------------------------------------------------------------------------------------------------------------
                                     POSITION(S)            TERM OF
                                        HELD              OFFICE AND
         NAME AND                     WITH THE            LENGTH OF                  PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH                  FUNDS              TIME SERVED                DURING THE PAST 5 YEARS
------------------------------- --------------------- --------------------- ------------------------------------------


Bryan C. Haft                   President             Indefinite, June      Employee of BISYS Fund Services Limited
Date of Birth:                                        2005-Present          Partnership since 1992.
January, 1965

Matthew A. Ebersbach            Vice President        Indefinite, March     Assistant Vice President of Fifth Third
Date of Birth:                                        2006-Present          Bank since 2001.
January, 1970

Russell D. Ungerman             Vice President        Indefinite,           Assistant Vice President of Fifth Third
Date of Birth:                                        September             Bank since 1998.
                                                      2002-Present
February, 1971

Rodney L. Ruehle                Anti-Money            Indefinite,           Employee of BISYS Fund Services Limited
Date of Birth:                  Laundering and        September             Partnership since August 1995.
April, 1968                     Chief Compliance      2001-Present
                                Officer



Aaron J. Masek                  Treasurer             Indefinite,           Employee of BISYS Fund Services  Limited
Date of Birth:                                        November              Partnership since July 1996.
January, 1974                                         2005-Present



Alaina Metz                     Assistant Secretary   Indefinite,           Employee of BISYS Fund Services Limited
Date of Birth:                                        September             Partnership since June 1995.
April, 1967                                           2004-Present



Warren Leslie                   Assistant Secretary   Indefinite,           Employee of BISYS Funds Service Limited
Date of Birth:                  and Assistant         September             Partnership since May 1995.
February, 1962                  Treasurer             2001-Present



For interested Trustees and Officers, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table:

                      POSITIONS HELD WITH AFFILIATED PERSONS OR
                         PRINCIPAL UNDERWRITERS OF THE FUNDS
NAME


Bryan C. Haft         BISYS Fund Services, Vice President, Client  Services
Russell D. Ungerman   Fifth Third Bank, Assistant Vice President
Matthew A. Ebersbach  Fifth Third Bank, Assistant Vice President
Rodney L. Ruehle      BISYS Fund Services, Vice President, CCO Services

Warren Leslie         BISYS Fund Services, Director, Client Services
Alaina Metz           BISYS Fund Services, Vice President, Regulatory Services
Aaron J. Masek        BISYS Fund Services, Director, Fund Administration

COMMITTEES OF THE BOARD OF TRUSTEES


     AUDIT COMMITTEE. The purposes of the Audit Committee are to oversee the Trust's accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; to consider the selection of an independent registered public accounting firm for the Trust and the scope of the audit; and to act as a liaison between the Trust's independent auditors and the full Board of Trustees. Messrs. Hale, Durham, Jaymont, and Gruber serve on this Committee. For the year ended December 31, 2005, there were four meetings of the Audit Committee.

     NOMINATING COMMITTEE. The purpose of the Nominating Committee is to recommend qualified candidates to the Board of Trustees in the event that a position is vacated or created. Messrs. Hale, Durham, Jaymont and Gruber serve on this committee. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of the Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219-3035. During the year ended December 31, 2005, the Nominating Committee did not meet.

     COMPLIANCE COMMITTEE. The purpose of the Compliance Committee is to review, analyze and investigate compliance matters of the Trust identified by the Board to the Committee. The Committee's function is strictly one of oversight. Generally, the full Board, rather than this Committee, will exercise direct oversight with respect to the Trust's compliance matters. Messrs. Hale and Gruber serve on this committee. The Compliance Committee was formed on September 14, 2006 and therefore did not meet during the year ended December 31, 2005.


SECURITIES OWNERSHIP.


         For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Fund and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund's family of investment companies as of December 31, 2005:




                                                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                    SECURITIES IN ALL REGISTERED
                                                                                  INVESTMENT COMPANIES OVERSEEN BY
                                    DOLLAR RANGE OF EQUITY                         TRUSTEE IN FAMILY OF INVESTMENT
  NAME OF TRUSTEE                   SECURITIES IN THEFUNDS                                   COMPANIES

Edward Burke Carey

J. Joseph Hale, Jr.

David J. Durham

John E. Jaymont

David J. Gruber



     For independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust, as of December 31, 2005:



                                  NAME OF OWNERS
                                       AND
                                  RELATIONSHIPS                             TITLE OF          VALUE OF           PERCENT OF
 NAME OF TRUSTEE                   TO TRUSTEE              COMPANY           CLASS           SECURITIES            CLASS
J. Joseph Hale, Jr.                    N/A                    N/A              N/A              N/A                 N/A
David J. Durham                        N/A                    N/A              N/A              N/A                 N/A
John E. Jaymont                        N/A                    N/A              N/A              N/A                 N/A
David J. Gruber                        N/A                    N/A              N/A              N/A                 N/A




     As of ______________, the Officers and Trustees owned less than 1% of any class of any Fund.



TRUSTEES COMPENSATION

                                                                                                  TOTAL COMPENSATION
                                                                                                 FROM FUNDS AND FUND
                                           AGGREGATE COMPENSATION FROM THE FUNDS FOR           COMPLEX PAID TO TRUSTEES
                                                     THE FISCAL YEAR ENDING                      FOR THE FISCAL YEAR
        NAME OF PERSON, POSITION                         JULY 31, 2006                           ENDING JULY 31, 2006
Edward Burke Carey, Trustee                         $                                           $
J. Joseph Hale, Jr., Trustee
David J. Durham, Trustee
John E. Jaymont, Trustee
David J. Gruber, Trustee


BENEFICIAL OWNERSHIP


     The following table indicates the name, address, and percentage of ownership of each person who owns of record or is known by the Trust to own beneficially 5% or more of any Class of a Fund's outstanding shares as of ________, 2006.


TRUSTEE LIABILITY


The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, the Trustees are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


CODES OF ETHICS

Each of the Trust, Fifth Third Asset Management, Inc., Morgan Stanley Investment Management Inc., Fort Washington Investment Advisors, Inc. and BISYS Fund Services has adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code permits personnel subject to the code to invest in securities that may be purchased or held by the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES


The Board has delegated to the Advisor authority to vote proxies on the securities held in a Fund's portfolio. The Board has also approved the Advisor's policies and procedures for voting the proxies, which are described below.

PROXY VOTING PROCEDURES


The Advisor has engaged Institutional Shareholders Service (ISS) to administer the proxy voting policy. The Advisor's Investment Committee reviews and adopts annually the proxy voting recommendations contained in the ISS Proxy Voting Guidelines Summary. The Chief Investment Officer of the Advisor must approve any deviations from these guidelines.

With respect to any proxy vote made on behalf of the Trust that involves a material conflict of interest for the Advisor, the Advisor will refer such proxy vote to the Special Proxy Voting Committee. The Special Proxy Voting Committee is composed exclusively of the independent Trustees of the Board of Trustees of the Funds and will conduct its activities according to the Special Proxy Voting Committee Charter.



PROXY VOTING POLICIES


On matters of corporate governance, generally ISS will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction when the economic factors outweigh any neutral or negative governance changes; and, with respect to shareholder proposals, ask a company to submit its poison pill for shareholder ratification.

On matters of capital structure, generally ISS will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to reduce the par value of common stock, and for proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

On matters relating to management compensation, generally ISS will vote: for stock incentive plans that provide a dollar-for-dollar cash for stock exchange; and against proposals that would permit retirement plans for nonemployee directors.

On matters relating to corporate transactions, ISS will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. ISS will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. ISS will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Advisor may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if ISS decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though ISS typically votes against such measures in other contexts.



INFORMATION REGARDING PROXY VOTES


You may obtain information about how a Fund voted proxies related to its portfolio securities during the 12 month period ended July 31 by visiting the Securities and Exchange Commission's Web site at www.sec.gov or the Funds' Website at www.53.com.


DISCLOSURE OF PORTFOLIO HOLDINGS


The Board of Trustees has adopted on behalf of the Funds policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures (the "Procedures") are designed to protect the confidentiality of the Funds' portfolio holdings information and to prevent the selective disclosure of such information. The Procedures may be modified at any time with Board approval and, to the extent necessary, will be amended to conform to rules and regulations adopted by the SEC. No provision of the Procedures is intended to restrict or prevent the disclosure of portfolio holdings information that may be required by applicable law or requested by governmental authorities.

The Funds make their respective portfolio holdings information available on the Funds' website at www.fifththirdfunds.com in the section "Annual Reports and Other Information". The Funds' website contains the complete schedule of each Fund's portfolio holdings as of the most recent week's end. This information is posted on the Funds' website on the Tuesday following each week's end, and remains accessible on the website until the next week's information is posted. The posted schedules include the following information for each portfolio security (not including cash positions) held by each of the Funds as of the relevant week's end: (1) CUSIP number; (2) the name of the issuer; (3) number of shares or aggregate par value held; and (4) traded market value. In addition, the Fund's portfolio holdings are disclosed to the public, on a quarterly basis, on forms required to be filed with the SEC. The Fund's Form N-CSRs (with respect to each annual period and semi-annual period) and Form N-Qs (with respect to the first and third quarters of each of the Funds' fiscal years) are available on the SEC's website at www.sec.gov. If a Fund's portfolio holdings information is disclosed to the public (either through a filing on the SEC's EDGAR website or otherwise) before the disclosure of the information on the Funds' website, such Fund may post such information on the Funds' website. Except as provided in the Procedures, the Funds' portfolio holdings may not be disclosed to unaffiliated third parties prior to posting on the website.

Disclosure of the Funds' portfolio holdings information that is not publicly available ("Confidential Portfolio Information") may be made to the Advisor, Morgan Stanley or Fort Washington, as applicable, the Funds' accountant, or each of the Funds' custodian. In addition, to the extent permitted under applicable law, the Advisor, Morgan Stanley or Fort Washington, as applicable, may distribute (or authorize each of the Funds' custodian to distribute) Confidential Portfolio Information more frequently than provided above, or in advance of the website posting, to each of the Funds' service providers ("Service Providers") who require access to such information in order to fulfill their contractual duties with respect to each Fund (such as custodial services, pricing services, proxy voting services, accounting and auditing services and research and trading services) and to facilitate the review of such Fund by certain mutual fund analysts and rating agencies (such as Morningstar and Lipper Analytical Services) ("Rating Agencies"); provided that such disclosure is limited to the information that the Advisor, Morgan Stanley or Fort Washington, as applicable, believes is reasonably necessary in connection with the services to be provided. The Service Providers and Rating Agencies may not provide portfolio holdings information to their subscribers in advance of the public dissemination dates described above.

Before any disclosure of Confidential Portfolio Information to Service Providers or Rating Agencies is permitted, the Advisor's Chief Compliance Officer or persons designated by the Advisor's Chief Compliance Officer (the "Authorizing Persons") must determine that, under the circumstances, such disclosure is in or not opposed to the best interests of each Fund's shareholders. In addition, the recipients of Confidential Portfolio Information must be subject to a written confidentiality agreement, which shall contain, at minimum, provisions specifying that (1) a Fund's Confidential Portfolio Information is the confidential property of that Fund and may not be used for any purpose except in connection with the provision of services to that Fund and, in particular, that such information may not be traded upon; (2) except to the extent contemplated by the Procedures, the recipient of non-public portfolio holdings information agrees to limit access to the information to its employees and agents who are subject to a duty to keep and treat such information as confidential; and (3) upon written request from the Advisor, Morgan Stanley or Fort Washington, as applicable, the recipient shall promptly return or destroy the confidential information.

Except as otherwise permitted by the Procedures, Confidential Portfolio Information may not be disseminated for compensation or other consideration. A list of all persons who receive Confidential Portfolio Information will be available upon request to the Trust's Chief Compliance Officer ("CCO"). The Authorizing Persons are required to ensure that the Advisor, Morgan Stanley or Fort Washington, as applicable, complies fully with the requirements of the Procedures, and the Advisor, Morgan Stanley or Fort Washington, as applicable, will provide a list of its Authorizing Persons to the CCO upon request.


The frequency with which the Confidential Portfolio Information will be disclosed, as well as the lag time associated with such disclosure, will vary depending on such factors as the circumstances of the disclosure and the reason therefor.

The Fund has ongoing arrangements to make Confidential Portfolio Information available to the following Service Providers, each of which is subject to a written confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information:



Name of Vendor                  Type of Service              Frequency                    Lag time

------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

DDM Marketing and               marketing and                weekly and quarterly         one day
Communications                  communications
Standard & Poor's               ratings agency               weekly                       two days
------------------------------- ---------------------------- ---------------------------- ----------------------------



Exceptions to the Procedures may only be made if approved in writing by the CCO as being in or not opposed to the best interests of the respective Fund, and if the recipients are subject to a confidentiality agreement, as described above. Any exceptions must be reported to the Board of Trustees at its next regularly scheduled meeting.

The Advisor, Morgan Stanley or Fort Washington, as applicable, shall have primary responsibility for ensuring that each of the Funds' portfolio holdings information is only disclosed in accordance with the Procedures. As part of this responsibility, the Advisor, Morgan Stanley or Fort Washington, as applicable, must maintain such internal informational barriers as it believes are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information. The CCO is responsible for initially reviewing the Advisor's, Morgan Stanley's and Fort Washington's policies, procedures and/or processes and for reporting to the Board of Trustees whether, in the CCO's view, these policies, procedures and/or processes are reasonably designed to comply with the Procedures. The CCO shall confirm at least annually that the Advisor's, Morgan Stanley's or Fort Washington's policies, procedures and/or processes are reasonably designed to comply with the Procedures.

If the CCO determines that the Advisor's, Morgan Stanley's and/or Fort Washington's policies, procedures and/or processes are not reasonably designed to comply with the Procedures, the CCO shall notify the Advisor, Morgan Stanley and/or Fort Washington of such deficiency and request that the Advisor and/or Morgan Stanley indicate how it intends to address the deficiency. If the deficiency is not addressed to the CCO's satisfaction within a reasonable time after such notification (as determined by the CCO), then the CCO shall promptly notify the Board of Trustees of the deficiency and shall discuss with the Board possible responses.

                          INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISOR TO THE TRUST


Fifth Third Asset Management, Inc. ("FTAM" or "Advisor") serves as investment advisor to all Funds and provides investment advisory services through its Trust and Investment Division. FTAM is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which, in turn, is a wholly-owned subsidiary of Fifth Third Bankcorp.


Morgan Stanley serves as investment subadvisor to the International Equity Fund. Fort Washington serves as investment subadvisor to the High Yield Bond Fund.

No advisor shall be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by FTAM to restrict the flow of non-public information, a Fund's investments are typically made without any knowledge of FTAM's or any affiliate's lending relationship with an issuer.

ADVISORY FEES

For advisory services, the Advisor receives annual investment advisory fees as described in the Prospectuses. The following shows all investment advisory fees incurred by the Funds and the amounts of those fees that were voluntarily waived or reimbursed by the Advisor for the fiscal years ended July 31, 2006, July 31, 2005, and July 31, 2004 (amounts in thousands):



     FUND NAME         YEAR ENDED        AMOUNT        YEAR ENDED        AMOUNT         YEAR ENDED         AMOUNT
                     JULY 31, 2006    WAIVED-2006    JULY 31, 2005     WAIVED-2005     JULY 31, 2004    WAIVED-2004

Small Cap Growth                                           $1,679              --           $2,397               --
Fund

Mid Cap Growth Fund                                         3,271              --            3,295               --

Quality Growth Fund                                         7,980              --            9,282               --

Large Cap Core Fund                                           796              --            1,037               --

Equity Index Fund                                           1,398           $932             1,745            $953

Balanced Fund                                               1,299            263             1,946               --

Micro Cap Value                                             2,265              --            2,375               --
Fund

Small Cap Value                                             1,250              --              801               --
Fund

Multi Cap Value                                             3,647              --            3,067               --
Fund

Disciplined Large                                           5,276              --            4,062               --
Cap Value Fund

LifeModel                                                     182            145               115              92
Aggressive FundSM

LifeModel                                                     396            317               259             208
Moderately
Aggressive FundSM

LifeModel Moderate                                            730            584               393             315
FundSM

LifeModel                                                     160            128               137             110
Moderately
Conservative FundSM

LifeModel                                                      89             71                71              57
Conservative FundSM



                                       37


     FUND NAME         YEAR ENDED        AMOUNT        YEAR ENDED        AMOUNT         YEAR ENDED         AMOUNT
                     JULY 31, 2006    WAIVED-2006    JULY 31, 2005     WAIVED-2005     JULY 31, 2004    WAIVED-2004

Strategic Income                                            1,717              --            1,703               --
Fund

Dividend Growth                                               123              --              174               --
Fund

Technology Fund                                               469              --              536               --

High Yield Bond
Fund

International                                               3,812              --            3,380               --
Equity Fund

Bond Fund                                                   1,757              --            1,933               --

Intermediate Bond                                           3,489              --            4,298               --
Fund

Short Term Bond                                             2,387              --            2,498               --
Fund

U.S. Government                                               382             76               458              92
Bond Fund

Municipal Bond Fund                                           318              --              402               --

Intermediate                                                1,284            286             1,613               --
Municipal Bond Fund

Ohio Municipal                                                846              --              968               --
Bond Fund

Michigan Municipal                                            438              --              583               --
Bond Fund

Prime Money Market                                          5,915              --            6,937               --
Fund

Institutional                                               4,707          3,530             3,680           2,759
Money Market Fund

Institutional                                               2,415          1,812             2,322           1,535
Government Money
Market Fund

Government Money                                            1,102              --            1,547              15
Market Fund



                                       38





     FUND NAME         YEAR ENDED        AMOUNT        YEAR ENDED        AMOUNT         YEAR ENDED         AMOUNT
                     JULY 31, 2006    WAIVED-2006    JULY 31, 2005     WAIVED-2005     JULY 31, 2004    WAIVED-2004

U.S. Treasury                                               5,828          4,371             6,899            4,666
Money Market Fund

Michigan Municipal                                            747              --              867               --
Money Market Fund

Municipal Money                                               933            466             1,093              602
Market Fund


The Advisor received no investment advisory fees on behalf of the Ohio Tax-Exempt Money Market Fund, as the Fund has not commenced operations. The investment advisory fees of the Ohio Tax Exempt Money Market Fund are 0.40% of the Fund's net assets.



SUB-ADVISORS AND SUB-ADVISORY FEES


     INTERNATIONAL EQUITY FUND. Morgan Stanley is the sub-advisor to the International Equity Fund under the terms of a Sub-advisory Agreement between FTAM and Morgan Stanley. For its sub-advisory services, Morgan Stanley receives an annual sub-advisory fee paid by the Advisor of 0.45% of net assets for the initial $250 million in assets and 0.25% of net assets for assets in excess of $250 million. For the years ended July 31, 2006, July 31, 2005, and July 31, 2004, Morgan Stanley earned fees from the International Equity Fund of [$________], $1,453,074, and $1,287,748, respectively.



     HIGH YIELD BOND FUND. Fort Washington is the sub-advisor to the High Yield Bond Fund under the terms of a Sub-advisory Agreement between FTAM and Fort Washington. For its sub-advisory services, Fort Washington receives an annual sub-advisory fee paid by the Advisor of 0.40% of net assets for the initial $50 million in assets and 0.30% of net assets for assets in excess of $50 million. For its initial fiscal year ended July 31, 2006, Fort Washington earned fees from the High Yield Bond Fund of [$___________.]


ADMINISTRATIVE SERVICES

Fifth Third Bank provides administrative personnel and services to the Funds for the fees set forth in the prospectuses. BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219, performs sub-administration services on behalf of each Fund, for which it receives compensation from Fifth Third Bank. The following shows all fees earned by Fifth Third Bank for providing administrative services to the Funds, and the amounts of those fees that were voluntarily waived, for the years ended July 31, 2006, July 31, 2005 and July 31, 2004 (amounts in thousands):



                      YEAR ENDED        AMOUNT         YEAR ENDED         AMOUNT        YEAR ENDED         AMOUNT
    FUND NAME       JULY 31, 2006     WAIVED-2006     JULY 31, 2005    WAIVED-2005     JULY 31, 2004    WAIVED-2004

Small Cap Growth Fund                                $        430               --     $       593               --




                      YEAR ENDED        AMOUNT         YEAR ENDED         AMOUNT        YEAR ENDED         AMOUNT
    FUND NAME       JULY 31, 2006     WAIVED-2006     JULY 31, 2005    WAIVED-2005     JULY 31, 2004    WAIVED-2004

Mid Cap Growth                                                727               --             713               --
Fund

Quality Growth                                              1,761               --           2,008               --
Fund

Large Cap Core                                                200               --             256               --
Fund

Equity Index Fund                                             861       $      303           1,007             $378

Balanced Fund                                                 295               --             421               --

Micro Cap Value                                               407               --             411               --
Fund

Small Cap Value                                               250               --             154               --
Fund

Multi Cap Value                                               649               --             531               --
Fund

Disciplined Large                                           1,157               --             879               --
Cap Value Fund

LifeModel                                                     212               --             133               --
Aggressive FundSM

LifeModel                                                     463               --             299               --
Moderately
Aggressive FundSM

LifeModel                                                     853               --             454               --
Moderate FundSM

LifeModel                                                     188               --             158               --
Moderately
Conservative
FundSM

LifeModel                                                     104               --              82               --
Conservative
FundSM

Strategic Income                                              313               --             295               --
Fund

Dividend                                                       27               --              38               --




                      YEAR ENDED        AMOUNT         YEAR ENDED         AMOUNT        YEAR ENDED         AMOUNT
    FUND NAME       JULY 31, 2006     WAIVED-2006     JULY 31, 2005    WAIVED-2005     JULY 31, 2004    WAIVED-2004

Growth Fund
Technology Fund                                                93               --              93               --

International                                                 679               --             585               --
Equity Fund

High Yield Bond                                               N/A              N/A             N/A              N/A
Fund*

Bond Fund                                                     524              117             558              129

Intermediate Bond                                           1,113               63           1,353               78
Fund

Short Term Bond                                               838               --             865               --
Fund

U.S. Government                                               122               28             144               32
Bond Fund

Municipal Bond                                                112               --             127               --
Fund

Intermediate                                                  410               11             508               73
Municipal Bond
Fund

Ohio Municipal                                                270              123             305              141
Bond Fund

Michigan                                                      171               --             224               --
Municipal Bond
Fund

Prime Money                                                 2,602            1,183           3,002            1,387
Market Fund

Institutional                                               2,061              824           1,592              644
Money Market Fund

Institutional                                               1,058              272           1,005              261
Government Money
Market Fund

Government Money                                              483              248             669              173
Market Fund

U.S. Treasury                                               2,557            1,457           2,985            1,725
Money Market Fund




                      YEAR ENDED        AMOUNT         YEAR ENDED         AMOUNT        YEAR ENDED         AMOUNT
    FUND NAME       JULY 31, 2006     WAIVED-2006     JULY 31, 2005    WAIVED-2005     JULY 31, 2004    WAIVED-2004

Michigan                                                      327                              375              141
Municipal Money
Market Fund

Municipal Money                                               335               75             378               90
Market Fund

Ohio Tax-Exempt             N/A              N/A              N/A              N/A             N/A              N/A
Money Market Fund^


* No fees were paid on behalf of High Yield Bond Fund for the fiscal years ended July 31, 2005 or 2004, as the Fund had not yet commenced operations.


^ No fees were paid on behalf of the Ohio Tax-Exempt Money Market Fund, as it has not commenced operations.


CUSTODY OF FUND ASSETS


Under the custodian agreement, Fifth Third Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Fees for custody services are based upon the market value of Fund securities held in custody plus maintenance fees, transaction fees and out-of-pocket expenses. For the fiscal years ended July 31, 2006, July 31, 2005 and July 31, 2004, those fees were approximately $_________, $1,236,982, and $1,380,002, respectively.


TRANSFER AND DIVIDEND DISBURSING AGENT AND SUB-ACCOUNTANT


BISYS Fund Services Ohio, Inc. serves as transfer and dividend disbursing agent and sub-accountant for the Funds. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders. BISYS Fund Services Ohio, Inc. also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Funds' average net assets for the period plus out-of-pocket expenses. Prior to October 1, 2004, the transfer agent and dividend disbursing agent for the Funds was Fifth Third Bank. The following shows all fees earned by Fifth Third Bank (prior to October 1, 2004) and BISYS Fund Services Ohio, Inc. (after October 1,
2004) for providing transfer agency and dividend disbursing agency services for the years ended July 31, 2006, July 31, 2005 and July 31, 2004, respectively (amounts in thousands):




                               YEAR ENDED                         YEAR ENDED                         YEAR ENDED
FUND NAME                     JULY 31, 2006                      JULY 31, 2005                      JULY 31, 2004
                           Bisys Fund Services    Bisys Fund Services
                               Ohio, Inc.              Ohio, Inc.          Fifth Third Bank       Fifth Third Bank

Small Cap Growth Fund                    $                   $38                    $10                 $136

Mid Cap Growth Fund                                           66                     16                  163




                               YEAR ENDED                         YEAR ENDED                         YEAR ENDED
FUND NAME                     JULY 31, 2006                      JULY 31, 2005                      JULY 31, 2004
                           Bisys Fund Services    Bisys Fund Services
                               Ohio, Inc.              Ohio, Inc.          Fifth Third Bank       Fifth Third Bank


Quality Growth Fund                                          151                     45                  439

Large Cap Core Fund                                           18                      5                   78

Equity Index Fund                                             69                     22                  218

Balanced Fund                                                 25                      7                  130

Micro Cap Value Fund                                          36                     10                  137

Small Cap Value Fund                                          23                      5                   82

Multi Cap Value Fund                                          59                     13                  141

Disciplined Large Cap                                        105                     27                  160
Value Fund

LifeModel Aggressive                                          19                      4                   55
FundSM

LifeModel Moderately                                          41                      9                   92
Aggressive FundSM

LifeModel Moderate                                            75                     19                  108
FundSM

LifeModel Moderately                                          16                      4                   56
Conservative FundSM

LifeModel Conservative                                         9                      2                   44
FundSM

Strategic Income Fund                                         27                      7                   85

Dividend Growth Fund                                           2                      1                   43

Technology Fund                                                8                      2                   58

International Equity                                          62                     15                  126
Fund

High Yield Bond Fund*                                        N/A                    N/A                  N/A




                               YEAR ENDED                         YEAR ENDED                         YEAR ENDED
FUND NAME                     JULY 31, 2006                      JULY 31, 2005                      JULY 31, 2004
                           Bisys Fund Services    Bisys Fund Services
                               Ohio, Inc.              Ohio, Inc.          Fifth Third Bank       Fifth Third Bank

Bond Fund                                                     46                     12                  121

Intermediate Bond Fund                                        99                     29                  232

Short Term Bond Fund                                          75                     22                  147

U.S. Government Bond                                          11                      3                   43
Fund

Municipal Bond Fund                                            9                      3                   52

Intermediate Municipal                                        37                     10                   97
Bond Fund

Ohio Municipal Bond Fund                                      24                      7                   71

Michigan Municipal Bond                                       15                      5                   59
Fund

Prime Money Market Fund                                      216                     61                  463

Institutional Money                                          172                     47                  250
Market Fund

Institutional                                                 93                     23                  168
Government MM Fund

Government Money Market                                       43                     12                  113
Fund

U.S. Treasury Money                                          203                     70                  453
Market Fund

Michigan Municipal                                            30                      8                   63
Money Market Fund

Municipal Money Market                                        30                      7                   86
Fund

Ohio Tax-Exempt Money                                        N/A                    N/A                  N/A
Market Fund^

* No fees were paid on behalf of the High Yield Bond Fund for the fiscal years ended July 31, 2004 and July 31, 2005, as the Fund had not commenced operations.

^ No fees were paid on behalf of the Ohio Tax-Exempt Money Market Fund as it has not commenced operations.

ADDITIONAL SERVICES


Effective October 1, 2004, Fifth Third Asset Management, Inc. serves as services agent for the Funds. Fifth Third Asset Management, Inc. assists BISYS Fund Services Ohio, Inc. with transfer agency-related services. Fifth Third Asset Management, Inc. receives a fee from BISYS Fund Services Ohio, Inc. at an annual rate of 0.05% of the average daily net assets of the Funds. During the fiscal year ended July 31, 2006, Fifth Third Asset Management, Inc. received fees in the amount of $_______ for its services as services agent. Fifth Third Asset Management, Inc. received no fees under the Services Agreement during the fiscal year ended July 31, 2005.


FUND ACCOUNTING


Fifth Third Bank serves as fund accountant for the Funds. BISYS Fund Services Ohio, Inc. serves as the sub-fund accountant for the Funds. The fee paid to the fund accountant is based upon the size of the assets of the funds. The following shows all fund accounting fees paid by the Funds for the years ended July 31, 2006, July 31, 2005 and July 31, 2004.




                                                          YEAR ENDED           YEAR ENDED            YEAR ENDED
FUND NAME                                               JULY 31, 2006         JULY 31, 2005         JULY 31, 2004

Small Cap Growth Fund                                              $                   $95                 $121

Mid Cap Growth Fund                                                                    127                  130

Quality Growth Fund                                                                    225                  244

Large Cap Core Fund                                                                     66                   71

Equity Index Fund                                                                      189                  201

Balanced Fund                                                                           91                  103

Micro Cap Value Fund                                                                    92                   94

Small Cap Value Fund                                                                    60                  107

Multi Cap Value Fund                                                                   119                  107

Disciplined Large Cap Value Fund                                                       162                  136

LifeModel Aggressive FundSM                                                             61                   48

LifeModel Moderately Aggressive FundSM                                                  85                   54

LifeModel Moderate FundSM                                                              131                   72

LifeModel Moderately Conservative FundSM                                                61                   47

LifeModel Conservative FundSM                                                           61                   46

Strategic Income Fund                                                                   92                   73

Dividend Growth Fund                                                                    62                   62

Technology Fund                                                                         74                   72

International Equity Fund                                                              266                  212

High Yield Bond Fund*                                                                  N/A                  N/A

Bond Fund                                                                              121                  121

Intermediate Bond Fund                                                                 181                  199

                                       45

                                                          YEAR ENDED           YEAR ENDED            YEAR ENDED
FUND NAME                                               JULY 31, 2006         JULY 31, 2005         JULY 31, 2004

Short Term Bond Fund                                                                   140                  138

U.S. Government Bond Fund                                                               60                   55

Municipal Bond Fund                                                                     82                   77

Intermediate Municipal Bond Fund                                                       104                  112

Ohio Municipal Bond Fund                                                                74                   78

Michigan Municipal Bond Fund                                                            78                   79

Prime Money Market Fund                                                                278                  309

Institutional Money Market Fund                                                        233                  203

Institutional Government MM Fund                                                       151                  148

Government Money Market Fund                                                            69                   93

U.S. Treasury Money Market Fund                                                        264                  293

Michigan Municipal Money Market Fund                                                    55                   61

Municipal Money Market Fund                                                             77                   87

Ohio Tax-Exempt Money Market Fund^                                                     N/A                  N/A




* No fees were paid on behalf of High Yield Bond Fund for the fiscal years ended July 31, 2005 and July 31, 2006, as the Fund had not commenced operations.

^ No fees were paid on behalf of the Ohio Tax-Exempt Money Market Fund as it has not commenced operations.


LEGAL COUNSEL

Ropes & Gray LLP, One Metro Center, 700 12th Street, NW, Suite 900 Washington, D.C. 20005 is counsel to the Funds.

                          PORTFOLIO MANAGER INFORMATION

The portfolio managers identified under "Fund Management - Portfolio Managers" in each Prospectus are responsible for the day-to-day management of the Funds. Each portfolio manager also has responsibility for the day-to-day management of accounts other than the Fund(s) for which he or she serves as portfolio manager. Information regarding these accounts is set below.



----------------------------------------------------------------------------------------------------------------------
                             NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
                                              AS OF JULY 31, 2006
----------------------------------------------------------------------------------------------------------------------
      PORTFOLIO MANAGER          OTHER REGISTERED INVESTMENT     OTHER POOLED INVESTMENT         OTHER ACCOUNTS
                                          COMPANIES                     VEHICLES
------------------------------- ------------------------------ ---------------------------- --------------------------
John E. Augustine               Number:                        Number:                      Number:
                                Assets:  $                     Assets:$                     Assets:  $
------------------------------- ------------------------------ ---------------------------- --------------------------
Scott A. Billeadeau             Number:                        Number:                      Number:
                                Assets:  $                     Assets:$                     Assets:  $
------------------------------- ------------------------------ ---------------------------- --------------------------
John L. Cassady III             Number:                        Number:                      Number:
------------------------------- ------------------------------ ---------------------------- --------------------------


                                       46

----------------------------------------------------------------------------------------------------------------------
                             NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
                                              AS OF JULY 31, 2006
----------------------------------------------------------------------------------------------------------------------
      PORTFOLIO MANAGER          OTHER REGISTERED INVESTMENT     OTHER POOLED INVESTMENT         OTHER ACCOUNTS
                                          COMPANIES                     VEHICLES
------------------------------- ------------------------------ ---------------------------- --------------------------
Amy Denn                        Number:                        Number:                      Number:
                                Assets:  $                     Assets:$                     Assets:  $
------------------------------- ------------------------------ ---------------------------- --------------------------
Jon Fisher                      Number:                        Number:                      Number:
                                Assets:  $                     Assets:$                     Assets:  $
------------------------------- ------------------------------ ---------------------------- --------------------------
Steven E. Folker                Number:                        Number:                      Number:
                                Assets:  $                     Assets:$                     Assets:  $
------------------------------- ------------------------------ ---------------------------- --------------------------
Martin E. Hargrave              Number:                        Number:                      Number:
                                Assets:  $                     Assets:$                     Assets:  $
------------------------------- ------------------------------ ---------------------------- --------------------------
John P. Hoeting                 Number:                        Number:                      Number:
                                Assets:  $                     Assets:$                     Assets:  $
------------------------------- ------------------------------ ---------------------------- --------------------------
Eric J. Holmes                  Number:                        Number:                      Number:
                                Assets:  $                     Assets:$                     Assets:  $
------------------------------- ------------------------------ ---------------------------- --------------------------
James R. Kirk                   Number:                        Number:                      Number:
                                Assets:  $                     Assets:$                     Assets:  $
------------------------------- ------------------------------ ---------------------------- --------------------------
Peter M. Klein                  Number:                        Number:                      Number:
                                Assets:  $                     Assets:$                     Assets:  $
------------------------------- ------------------------------ ---------------------------- --------------------------
Mark Koenig                     Number:                        Number:                      Number:
                                Assets:  $                     Assets:$                     Assets:  $
------------------------------- ------------------------------ ---------------------------- --------------------------
Joseph W. Kremer                Number:                        Number:                      Number:
                                Assets:  $                     Assets:$                     Assets:  $
------------------------------- ------------------------------ ---------------------------- --------------------------
J. Jeffrey Krumpelman           Number:                        Number:                      Number:
                                Assets:  $                     Assets:$                     Assets:  $
------------------------------- ------------------------------ ---------------------------- --------------------------
Peter Kwiatkowski               Number:                        Number:                      Number:
                                Assets:  $                     Assets:$                     Assets:  $
------------------------------- ------------------------------ ---------------------------- --------------------------
David R. Luebke                 Number:                        Number:                      Number:
                                Assets:  $                     Assets:$                     Assets:  $
------------------------------- ------------------------------ ---------------------------- --------------------------
Michael J. Martin               Number:                        Number:                      Number:
                                Assets:  $                     Assets:$                     Assets:  $
------------------------------- ------------------------------ ---------------------------- --------------------------
Mary Jane Matts                 Number:                        Number:                      Number:
                                Assets:  $                     Assets:$                     Assets:  $
------------------------------- ------------------------------ ---------------------------- --------------------------
Mirko M. Mikelic                Number:                        Number:                      Number:
                                Assets:  $                     Assets:$                     Assets:  $
------------------------------- ------------------------------ ---------------------------- --------------------------
Edward Moore                    Number:                        Number:                      Number:
                                Assets:  $                     Assets:$                     Assets:  $
------------------------------- ------------------------------ ---------------------------- --------------------------
Daniel O'Neill                  Number:                        Number:                      Number:
                                Assets:  $                     Assets:$                     Assets:  $
------------------------------- ------------------------------ ---------------------------- --------------------------
Daniel C. Popowics              Number:                        Number:                      Number:
                                Assets:  $                     Assets:$                     Assets:  $
------------------------------- ------------------------------ ---------------------------- --------------------------
Sarah M. Quirk                  Number:                        Number:                      Number:
                                Assets:  $                     Assets:$                     Assets:  $
------------------------------- ------------------------------ ---------------------------- --------------------------
Sunil M. Ready                  Number:                        Number:                      Number:
                                Assets:  $                     Assets:$                     Assets:  $
------------------------------- ------------------------------ ---------------------------- --------------------------
Christian L. Rieddle            Number:                        Number:                      Number:
                                Assets:  $                     Assets:$                     Assets:  $
------------------------------- ------------------------------ ---------------------------- --------------------------
James E. Russell                Number:                        Number:                      Number:
                                Assets:  $                     Assets:$                     Assets:  $
------------------------------- ------------------------------ ---------------------------- --------------------------
J. Kevin Seagraves              Number: 0                      Number: 0                    Number: 0
                                Assets:  $0                    Assets:  $0                  Assets:  $0
------------------------------- ------------------------------ ---------------------------- --------------------------
Mitchell L. Stapley             Number:                        Number:                      Number:
------------------------------- ------------------------------ ---------------------------- --------------------------

                                       47

----------------------------------------------------------------------------------------------------------------------
                             NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
                               AS OF JULY 31, 2006
----------------------------------------------------------------------------------------------------------------------
      PORTFOLIO MANAGER          OTHER REGISTERED INVESTMENT     OTHER POOLED INVESTMENT         OTHER ACCOUNTS
                                          COMPANIES                     VEHICLES
------------------------------- ------------------------------ ---------------------------- --------------------------
                                Assets:  $                     Assets:$                     Assets:  $
------------------------------- ------------------------------ ---------------------------- --------------------------
Ann D. Thivierge                Number: 6                      Number: 1                    Number: 62
                                Assets:  $2,686,513,292        Assets:$585,511,684          Assets:  $6,184,229,422
------------------------------- ------------------------------ ---------------------------- --------------------------
Jill A. Thompson                Number:                        Number:                      Number:
                                Assets:  $                     Assets:$                     Assets:  $
------------------------------- ------------------------------ ---------------------------- --------------------------
Michael P. Wayton               Number:                        Number:                      Number:
                                Assets:  $                     Assets:$                     Assets:  $
------------------------------- ------------------------------ ---------------------------- --------------------------
Brendan M. White                Number: 2                      Number: 2                    Number: 12
                                Assets:  $125,825,604          Assets:$126,544,821          Assets: $1,907,060,784
------------------------------- ------------------------------ ---------------------------- --------------------------
E. Keith Wirtz                  Number:                        Number:                      Number:
                                Assets:  $                     Assets:$                     Assets:  $
------------------------------- ------------------------------ ---------------------------- --------------------------
David L. Withrow                Number:                        Number:                      Number:
                                Assets:  $                     Assets:$                     Assets:  $
------------------------------- ------------------------------ ---------------------------- --------------------------

As of July 31, 2006, the following portfolio managers managed the following numbers of accounts in each of the indicated categories, having the indicated total assets, with respect to which the advisory fee is based on the performance of the account.

----------------------------------------------------------------------------------------------------------------------
                         PERFORMANCE BASED ADVISORY FEES
           NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
                               AS OF JULY 31, 2006
----------------------------------------------------------------------------------------------------------------------
      PORTFOLIO MANAGER          OTHER REGISTERED INVESTMENT     OTHER POOLED INVESTMENT         OTHER ACCOUNTS
                                          COMPANIES                     VEHICLES
------------------------------- ------------------------------ ---------------------------- --------------------------
John E. Augustine               Number:                        Number:                      Number:
                                Assets:   $                    Assets:   $                  Assets:   $
------------------------------- ------------------------------ ---------------------------- --------------------------
Scott A. Billeadeau             Number:                        Number:                      Number:
                                Assets:   $                    Assets:   $                  Assets:   $
------------------------------- ------------------------------ ---------------------------- --------------------------
John L. Cassady III             Number:                        Number:                      Number:
                                Assets:   $                    Assets:   $                  Assets:   $
------------------------------- ------------------------------ ---------------------------- --------------------------
Amy Denn                        Number:                        Number:                      Number:
                                Assets:   $                    Assets:   $                  Assets:   $
------------------------------- ------------------------------ ---------------------------- --------------------------
Jon Fisher                      Number:                        Number:                      Number:
                                Assets:   $                    Assets:   $                  Assets:   $
------------------------------- ------------------------------ ---------------------------- --------------------------
Steven E. Folker                Number:                        Number:                      Number:
                                Assets:   $                    Assets:   $                  Assets:   $
------------------------------- ------------------------------ ---------------------------- --------------------------
Martin E. Hargrave              Number:                        Number:                      Number:
                                Assets:   $                    Assets:   $                  Assets:   $
------------------------------- ------------------------------ ---------------------------- --------------------------
Michael M. Hays                 Number:                        Number:                      Number:
                                Assets:   $                    Assets:   $                  Assets:   $
------------------------------- ------------------------------ ---------------------------- --------------------------
John P. Hoeting                 Number:                        Number:                      Number:
                                Assets:   $                    Assets:   $                  Assets:   $
------------------------------- ------------------------------ ---------------------------- --------------------------
Eric J. Holmes                  Number:                        Number:                      Number:
                                Assets:   $                    Assets:   $                  Assets:   $
------------------------------- ------------------------------ ---------------------------- --------------------------
James R. Kirk                   Number:                        Number:                      Number:
                                Assets:   $                    Assets:   $                  Assets:   $
------------------------------- ------------------------------ ---------------------------- --------------------------
Peter M. Klein                  Number:                        Number:                      Number:
                                Assets:   $                    Assets:   $                  Assets:   $
------------------------------- ------------------------------ ---------------------------- --------------------------
Mark Koenig                     Number:                        Number:                      Number:
                                Assets:   $                    Assets:   $                  Assets:   $
------------------------------- ------------------------------ ---------------------------- --------------------------


                                       48

----------------------------------------------------------------------------------------------------------------------
                                     PERFORMANCE BASED ADVISORY FEES
                        NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
                                              AS OF JULY 31, 2006
----------------------------------------------------------------------------------------------------------------------
      PORTFOLIO MANAGER          OTHER REGISTERED INVESTMENT     OTHER POOLED INVESTMENT         OTHER ACCOUNTS
                                          COMPANIES                     VEHICLES
------------------------------- ------------------------------ ---------------------------- --------------------------
Joseph W. Kremer                Number:                        Number:                      Number:
                                Assets:   $                    Assets:   $                  Assets:   $
------------------------------- ------------------------------ ---------------------------- --------------------------

J. Jeffrey Krumpelman           Number:                        Number:                      Number:
                                Assets:   $                    Assets:   $                  Assets:   $
------------------------------- ------------------------------ ---------------------------- --------------------------
Peter Kwiatkowski               Number:                        Number:                      Number:
                                Assets:   $                    Assets:   $                  Assets:   $
------------------------------- ------------------------------ ---------------------------- --------------------------
David R. Luebke                 Number:                        Number:                      Number:
                                Assets:   $                    Assets:   $                  Assets:   $
------------------------------- ------------------------------ ---------------------------- --------------------------
Michael J. Martin               Number:                        Number:                      Number:
                                Assets:   $                    Assets:   $                  Assets:   $
------------------------------- ------------------------------ ---------------------------- --------------------------
Mary Jane Matts                 Number:                        Number:                      Number:
                                Assets:   $                    Assets:   $                  Assets:   $
------------------------------- ------------------------------ ---------------------------- --------------------------
Mirko M. Mikelic                Number:                        Number:                      Number:
                                Assets:   $                    Assets:   $                  Assets:   $
------------------------------- ------------------------------ ---------------------------- --------------------------
Edward Moore                    Number:                        Number:                      Number:
                                Assets:   $                    Assets:   $                  Assets:   $
------------------------------- ------------------------------ ---------------------------- --------------------------
Daniel O'Neill                  Number:                        Number:                      Number:
                                Assets:   $                    Assets:   $                  Assets:   $
------------------------------- ------------------------------ ---------------------------- --------------------------
Daniel C. Popowics              Number:                        Number:                      Number:
                                Assets:   $                    Assets:   $                  Assets:   $
------------------------------- ------------------------------ ---------------------------- --------------------------
Sarah M. Quirk                  Number:                        Number:                      Number:
                                Assets:   $                    Assets:   $                  Assets:   $
------------------------------- ------------------------------ ---------------------------- --------------------------
Sunil M. Ready                  Number:                        Number:                      Number:
                                Assets:   $                    Assets:   $                  Assets:   $
------------------------------- ------------------------------ ---------------------------- --------------------------
Christian L. Rieddle            Number:                        Number:                      Number:
                                Assets:   $                    Assets:   $                  Assets:   $
------------------------------- ------------------------------ ---------------------------- --------------------------
James E. Russell                Number:                        Number:                      Number:
                                Assets:   $                    Assets:   $                  Assets:   $
------------------------------- ------------------------------ ---------------------------- --------------------------
J. Kevin Seagraves              Number:                        Number:                      Number:
                                Assets:   $                    Assets:   $                  Assets:   $
------------------------------- ------------------------------ ---------------------------- --------------------------
Mitchell L. Stapley             Number:                        Number:                      Number:
                                Assets:   $                    Assets:   $                  Assets:   $
------------------------------- ------------------------------ ---------------------------- --------------------------
Ann D. Thivierge                Number:                        Number:    0                   Number:  2
                                Assets:   $                    Assets:   $0                 Assets:   $339,332,139
------------------------------- ------------------------------ ---------------------------- --------------------------
Jill A. Thompson                Number:                        Number:                      Number:
                                Assets:   $                    Assets:   $                  Assets:   $
------------------------------- ------------------------------ ---------------------------- --------------------------
Michael P. Wayton               Number:                        Number:                      Number:
                                Assets:   $                    Assets:   $                  Assets:   $
------------------------------- ------------------------------ ---------------------------- --------------------------
Brendan M. White                Number:                        Number:                      Number:
                                Assets:   $                    Assets:   $                  Assets:   $
------------------------------- ------------------------------ ---------------------------- --------------------------
E. Keith Wirtz                  Number:                        Number:                      Number:
                                Assets:   $                    Assets:   $                  Assets:   $
------------------------------- ------------------------------ ---------------------------- --------------------------
David L. Withrow                Number:                        Number:                      Number:
                                Assets:   $                    Assets:   $                  Assets:   $
------------------------------- ------------------------------ ---------------------------- --------------------------


CONFLICTS OF INTEREST

From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of a Fund and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, the "Managed Accounts"). The Managed Accounts might have similar investment objectives or strategies as the Fund, track the same indexes the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The Managed Accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of a Fund. The portfolio manager knows the size, timing and possible market impact of the Fund's trades and could use this information to the advantage of the Managed Accounts and to the possible detriment of the Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and the Managed Accounts, but may not be available in sufficient quantities for both the Fund and the Managed Accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another Managed Account. Fifth Third Asset Management, Inc. has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Portfolio Manager Compensation. Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Advisor, Morgan Stanley or Fort Washington may receive fees from certain accounts that are higher than the fee it receives from the Funds, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Funds. The Advisor, Morgan Stanley and Fort Washington have adopted trade allocation and other policies and procedures that they believe are reasonably designed to address these and other conflicts of interest.


PORTFOLIO MANAGER COMPENSATION

Fifth Third Asset Management, Inc.
----------------------------------

Each Fifth Third Asset Management, Inc. ("FTAM") portfolio manager's compensation generally consists of a base salary, a cash incentive bonus and certain Fifth Third Bancorp long-term, non-cash incentives. Portfolio managers are also eligible for the standard retirement, health and welfare benefits available to all FTAM and Fifth Third Bancorp employees. In the case of portfolio managers responsible for managing multiple Funds and/or other FTAM advisory accounts, the method used to determine manager compensation is the same for all such Funds and other accounts.

Portfolio manager base salaries are based upon the manager's experience and level of expertise, taking into account ongoing compensation benchmark analyses performed by FTAM's human resource specialists. A portfolio manager's base salary is generally a fixed amount that may change as a result of periodic performance reviews, upon assumption of new duties, or when a market adjustment of the position is deemed by management to be warranted.

A portfolio manager's bonus is determined by a number of factors. The most important factor is the gross, pre-tax performance over rolling 3-year periods of the managed Funds and other accounts versus the applicable benchmarks against which the performance of the relevant asset class or classes are measured. No incentive bonus is earned under this factor unless the manager outperforms such benchmark(s). Another factor makes such comparison over the most recent one-year period and takes other, more subjective, components and factors into account, including but not limited to client involvement and interaction, client retention and the portfolio manager's compliance record.

Portfolio managers also are eligible to participate in Fifth Third Bancorp long-term, non-cash incentive programs. Such incentives have taken the form of non-transferable restricted stock grants and stock appreciation rights and are awarded to eligible participants on the basis of Fifth Third Bancorp's overall financial performance.

Morgan Stanley Investment Management Inc.
-----------------------------------------

Morgan Stanley pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Equity Fund. Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager. Generally, portfolio managers receive base salary compensation based on the level of their position with the investment adviser. In addition to base compensation, portfolio managers may receive discretionary compensation. Discretionary compensation can include:


     o    Cash Bonus;
          -----------

     o    Morgan Stanley's Equity Incentive Compensation Program (EICP) awards
          --------------------------------------------------------------------
          --a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;

     o    Investment Management Deferred Compensation Plan (IMDCP) awards--a
          ---------------------------------------------------------------
          mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the investment adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio Managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund;

     o    Select Employees' Capital Accumulation Program (SECAP) awards--a
          -------------------------------------------------------------
          voluntary program that permits employees to elect to defer a portion of their discretionary compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the investment adviser or its affiliates; and

     o    Voluntary Equity Incentive Compensation Program (VEICP) awards--a
          -------------------------------------------------------------
          voluntary program that permits employees to elect to defer a portion of their discretionary compensation to invest in Morgan Stanley stock units.


Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

     o Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods.

     o Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

     o    Contribution to the business objectives of the investment adviser.

     o    The dollar amount of assets managed by the portfolio manager.

     o    Market compensation survey research by independent third parties.

     o    Other qualitative factors, such as contributions to client objectives.

     o Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

Occasionally, to attract new hires or to retain key employees, Morgan Stanley will guarantee the total amount of compensation in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above.

Fort Washington Investment Advisors, Inc.
-----------------------------------------


All portfolio managers receive a fixed base salary and annual performance bonuses. Bonuses are based primarily on the overall performance of Fort Washington as well as the pre-tax performance (relative to the appropriate benchmark) of their respective asset category over a one-year and a three-year time horizon. Secondarily, portfolio managers are also assessed on their ability to retain clients and attract new clients. Additionally a long-term retention plan was instituted in 2000, whereby certain investment professionals are periodically granted participation units with a 7-year cliff vesting schedule. The structure includes long-term vesting provisions. The percentage of compensation allocated to performance bonuses, asset-increase incentives and long-term incentive compensation is determined annually by the firm's President and approved by the Board of Directors.


SECURITIES OWNERSHIP

The following table discloses the dollar range of equity securities of each of the Funds beneficially owned by the portfolio managers as of July 31, 2006:



---------------------------------------- -------------------------------------------------------- -----------------------
       Name of Portfolio Manager                                  Fund                               Dollar Range of
                                                                                                    Equity Securities
---------------------------------------- -------------------------------------------------------- -----------------------
John E. Augustine                                LifeModel Moderately Aggressive FundSM
                                                        LifeModel Moderate FundSM
                                                LifeModel Moderately Conservative FundSM
                                                      LifeModel Conservative FundSM
---------------------------------------- -------------------------------------------------------- -----------------------
Scott A. Billeadeau                                       Small Cap Growth Fund
                                                           Mid Cap Growth Fund
                                                             Technology Fund
---------------------------------------- -------------------------------------------------------- -----------------------
John L. Cassady III                                           Balanced Fund
                                                                Bond Fund
                                                         Intermediate Bond Fund
                                                        U.S. Government Bond Fund
---------------------------------------- -------------------------------------------------------- -----------------------
Steven E. Folker                                           Quality Growth Fund
---------------------------------------- -------------------------------------------------------- -----------------------
Martin E. Hargrave                                         Mid Cap Growth Fund
---------------------------------------- -------------------------------------------------------- -----------------------
Michael M. Hays                                           Small Cap Value Fund
---------------------------------------- -------------------------------------------------------- -----------------------
John P. Hoeting                                           Short Term Bond Fund
---------------------------------------- -------------------------------------------------------- -----------------------
Eric J. Holmes                                            Micro Cap Value Fund
---------------------------------------- -------------------------------------------------------- -----------------------
James R. Kirk                                             Multi Cap Value Fund
                                                    Disciplined Large Cap Value Fund
---------------------------------------- -------------------------------------------------------- -----------------------
Peter M. Klein                                            Multi Cap Value Fund
---------------------------------------- -------------------------------------------------------- -----------------------
Mark Koenig                                                 Equity Index Fund
                                                           Large Cap Core Fund
---------------------------------------- -------------------------------------------------------- -----------------------
Joseph W. Kremer                                          Small Cap Value Fund
---------------------------------------- -------------------------------------------------------- -----------------------
J.Jeffrey Krumpelman                                      Dividend Growth Fund
                                                          Strategic Income Fund
---------------------------------------- -------------------------------------------------------- -----------------------
Peter Kwiatkowski                                         Dividend Growth Fund
                                                          Strategic Income Fund
---------------------------------------- -------------------------------------------------------- -----------------------
Michael J. Martin                                     Michigan Municipal Bond Fund
                                                        Ohio Municipal Bond Fund
                                                           Municipal Bond Fund
                                                    Intermediate Municipal Bond Fund
---------------------------------------- -------------------------------------------------------- -----------------------
Mary Jane Matts                                     Disciplined Large Cap Value Fund
---------------------------------------- -------------------------------------------------------- -----------------------
Mirko M. Mikelic                                                Bond Fund
                                                        U.S. Government Bond Fund
---------------------------------------- -------------------------------------------------------- -----------------------
Edward Moore
---------------------------------------- -------------------------------------------------------- -----------------------
Daniel O'Neill                                            Micro Cap Value Fund
---------------------------------------- -------------------------------------------------------- -----------------------
Daniel C. Popowics                                            Balanced Fund
---------------------------------------- -------------------------------------------------------- -----------------------
Sarah M. Quirk                                        Michigan Municipal Bond Fund
                                                        Ohio Municipal Bond Fund
                                                           Municipal Bond Fund
                                                    Intermediate Municipal Bond Fund
---------------------------------------- -------------------------------------------------------- -----------------------

                                       52

---------------------------------------- -------------------------------------------------------- -----------------------
       Name of Portfolio Manager                                  Fund                               Dollar Range of
                                                                                                    Equity Securities
---------------------------------------- -------------------------------------------------------- -----------------------
Sunil M. Ready                                               Technology Fund
                                                           Quality Growth Fund
---------------------------------------- -------------------------------------------------------- -----------------------
Christian L. Rieddle                                            Bond Fund
                                                         Intermediate Bond Fund
                                                        U.S. Government Bond Fund
---------------------------------------- -------------------------------------------------------- -----------------------
James E. Russell                                              Balanced Fund
---------------------------------------- -------------------------------------------------------- -----------------------
J. Kevin Seagraves                                         High Yield Bond Fund                            None
---------------------------------------- -------------------------------------------------------- -----------------------
Mitchell L. Stapley                                           Balanced Fund
                                                                Bond Fund
                                                         Intermediate Bond Fund
                                                          Short Term Bond Fund
                                                        U.S. Government Bond Fund
                                                          High Yield Bond Fund
---------------------------------------- -------------------------------------------------------- -----------------------
Ann D. Thivierge                                        International Equity Fund                          None
---------------------------------------- -------------------------------------------------------- -----------------------
Jill A. Thompson                                          Small Cap Growth Fund
---------------------------------------- -------------------------------------------------------- -----------------------
Michael P. Wayton                                           Equity Index Fund
                                                           Large Cap Core Fund
---------------------------------------- -------------------------------------------------------- -----------------------
Brendan M. White                                          High Yield Bond Fund                             None
---------------------------------------- -------------------------------------------------------- -----------------------
E. Keith Wirtz                                          International Equity Fund
---------------------------------------- -------------------------------------------------------- -----------------------
David L. Withrow                                         Intermediate Bond Fund
                                                          Short Term Bond Fund
---------------------------------------- -------------------------------------------------------- -----------------------



                             BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor and Morgan Stanley look for prompt execution of the order at a favorable price. In working with dealers, the Advisor and Morgan Stanley will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor and Morgan Stanley make decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.

The Advisor and Morgan Stanley may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Advisor and Morgan Stanley and may include advice as to the advisability of investing in securities, security analysis and reports, economic studies, industry studies, receipt of quotations for portfolio evaluations, and similar services.

The Advisor and Morgan Stanley and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal years ended July 31, 2006, July 31, 2005 and July 31, 2004, the Funds paid brokerage commissions in exchange for the brokerage and research services described above in the following amounts:



                                                                                                BROKERAGE
                      BROKERAGE                             BROKERAGE                        COMMISSIONS IN
                    COMMISSIONS IN         TOTAL         COMMISSIONS IN          TOTAL         EXCHANGE FOR
                     EXCHANGE FOR        BROKERAGE        EXCHANGE FOR         BROKERAGE      BROKERAGE AND
                    BROKERAGE AND       COMMISSIONS       BROKERAGE AND       COMMISSIONS        RESEARCH       TOTAL BROKERAGE
                  RESEARCH SERVICES        PAID         RESEARCH SERVICES        PAID            SERVICES      COMMISSIONS PAID
                    JULY 31, 2006      JULY 31, 2006      JULY 31, 2005      JULY 31, 2005    JULY 31, 2004     JULY 31, 2004
  Small Cap
  Growth Fund             $                  $              $805,322             $929,554       $1,752,754        $1,815,359

  Mid Cap
  Growth Fund                                                648,609              806,325        1,017,498         1,031,392

  Quality
  Growth Fund                                              2,187,445            2,570,110        1,325,283         1,407,900

  Large Cap
  Core Fund                                                  252,789              393,676          447,596           488,816

  Equity Index
  Fund                                                        26,215               62,202           99,446           129,337

  Balanced Fund                                              189,037              214,113          367,418           373,944

  Micro Cap
  Value Fund                                                 431,114              537,393          639,613           633,553

  Small Cap
  Value Fund                                                 796,568              895,215          681,155         1,006,948

  Multi Cap
  Value Fund                                                 250,820              305,667          275,085           273,055

  Disciplined
  Large Cap
  Value Fund                                                 573,401              653,939          549,855           602,783

  Strategic
  Income Fund                                                 44,561               46,885          129,016           137,309

  Dividend
  Growth Fund                                                 16,565               22,090           49,379            58,013

  Technology
  Fund                                                       845,345              953,645          749,261           803,903

  International
  Equity Fund                                                 82,975               83,193           69,130           226,146




Research services provided by brokers may be used by the Advisor and Morgan Stanley in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Advisor and Morgan Stanley or their affiliates might otherwise have paid, it would tend to reduce their expenses. Allocation of transactions, including their frequency, to various dealers is determined by each of the Advisor and Morgan Stanley in its best judgment and in a manner deemed fair and reasonable to shareholders. The major consideration in allocating brokerage business is the assurance that best execution is being received on all transactions effected for all accounts. Brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in
Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by the Advisor and Morgan Stanley and does not reduce the advisory fees payable to the Advisor or Morgan Stanley. Such information may be useful to the Advisor or Morgan Stanley in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisor or Morgan Stanley in carrying out its obligations to the Funds.


Although investment decisions for the Funds are made independently from those of the other accounts managed by the Advisor and Morgan Stanley, the Advisor and Morgan Stanley may invest Fund assets in the same securities and at the same time as they invest assets of other accounts that they manage. When one of the Funds and one or more other accounts managed by the Advisor and Morgan Stanley are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisor and Morgan Stanley to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.


During the fiscal year ended July 31, 2006, the Funds acquired securities of certain of the Funds' regular brokers or dealers or their parents. The aggregate holdings of the Funds of those brokers or dealers as of July 31, 2006 were as follows:


(Amount in thousands)


BROKER/DEALER      FUND             PRINCIPAL/SHARES           MARKET VALUE

BROKER/DEALER      FUND             PRINCIPAL/SHARES           MARKET VALUE

BROKER/DEALER      FUND             PRINCIPAL/SHARES           MARKET VALUE



                                PURCHASING SHARES

Shares of the Funds are sold at their net asset value, less any applicable sales charge, on days the New York Stock Exchange ("NYSE") and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing Shares of the Funds is explained in the Prospectus for such Fund and Class under "Investing in the Funds."

ADMINISTRATIVE SERVICES AGREEMENT

With respect to Select Shares, Preferred Shares and Trust Shares, the Trust may enter into an Administrative Service Agreement to permit the payment of non 12b-1 fees to Fifth Third Funds Distributors, Inc. (the "Distributor") to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These non 12b-1 fees are paid at the following amounts: Select Shares - up to 0.08%, Preferred Shares -up to 0.15% and Trust Shares - up to 0.25%. Benefits to shareholders of Select Shares, Preferred Shares and Trust Shares of the Funds may include: (1) providing personal services to shareholders; (2) processing shareholder transactions with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; (4) responding promptly to shareholders' requests and inquiries concerning their accounts; and (5) providing such other services as necessary to service shareholder accounts. These classes of shares are designed for shareholders who may be investing through financial institutions that are providing additional services to such shareholders. These institutions may select whichever class most appropriately compensates them for the level of services they are providing and may be dependent on other fees charged to their clients. Such selection may not represent the least expensive class available to shareholders. The Funds seek to provide flexibility to financial institutions in levels of compensation they may receive from shareholders but are not able to verify that financial institutions are offering the most appropriate share class to their clients.

DISTRIBUTION PLAN

Fifth Third Funds Distributors, Inc. serves as the Funds' distributor and has a principal place of business at 3435 Stelzer Road, Columbus, Ohio 43219. With respect to Advisor Shares, Class A Shares, Class B Shares and Class C Shares of the Funds, the Trust has adopted a Plan pursuant to Rule l2b-1 under the Investment Company Act of 1940. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of a Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares; preparing printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor. Pursuant to the Plan, the distributor may enter into agreements to pay fees to brokers for distribution and administrative support services and to other participating financial institutions and persons for distribution assistance and support services to the Funds and their shareholders. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Funds' transfer agent;

and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of shares and prospective shareholders.

The Trustees expect that the Plan will result in the sale of a sufficient number of shares so as to allow a Fund to achieve economic viability. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist a Fund in seeking to achieve its investment objectives.


Pursuant to the Plan with respect to Advisor Shares, the Funds which offer Advisor Shares are authorized to compensate the Distributor at the annual rate of up to 0.50% of the average aggregate net asset value of the Advisor shares of each applicable Fund, held during the month. For the fiscal year ended July 31, 2006, the Distributor received $__________.

Pursuant to the Plan with respect to Class A Shares, the Funds which offer Class A Shares are authorized to compensate the Distributor at the annual rate of up to 0.25% of the average aggregate net asset value of the Class A Shares of each applicable Fund held during the month. For the fiscal year ended July 31, 2006, the Distributor received $______________.

Pursuant to the Plan with respect to Class B Shares, the Funds which offer Class B Shares are authorized to compensate the Distributor at the annual rate of up to 1.00% of the average aggregate net asset value of the Class B Shares of each applicable Fund held during the month. For the fiscal year ended July 31, 2006, the Distributor received $_____________.

Pursuant to the Plan with respect to Class C Shares, the Funds are authorized to compensate the Distributor at the annual rate of up to 0.75% of the average aggregate net asset value of the Class C Shares of each applicable Fund held during the month. For the fiscal year ended July 31, 2006, the Distributor received $_____________.


With respect to Class C Shares, the Trust may enter into an Administrative Service Agreement to permit the payment of fees of up to 0.25% to financial institutions, including Fifth Third Bank, to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. Benefits to shareholders of Class C Shares of the Funds may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.


For the fiscal years ended July 31, 2006, July 31, 2005 and July 31, 2004, the Funds paid $___________, $268,360, and $281,307, respectively, to Fifth Third Bank to compensate FISERV Securities Inc. for providing administrative services to Class C Shares of the Funds.


With respect to all share classes offered by the Trust, these classes of shares are designed for shareholders who may be investing through financial institutions that are providing additional services to such shareholders. These institutions may select whichever class most appropriately compensates them for the level of services they are providing and may be dependent on other fees charged to their clients. Such selection may not represent the least expensive class available to shareholders. The Funds seek to provide flexibility to financial institutions in levels of compensation they may receive from shareholders but are not able to verify that financial institutions are offering the most appropriate share class to their clients.

CONVERSION OF CLASS B SHARES TO CLASS A SHARES

A shareholder's Class B Shares of a Fund, including all shares received as dividends or distributions with respect to such shares, will automatically convert to Class A Shares of the Fund at the end of eight years following the issuance of such shares, consequently, they will no longer be subject to the higher expenses borne by Class B Shares. The conversion rate will be determined on the basis of the relative per share net asset values of the two classes and may result in a shareholder receiving either a greater or fewer number of Class A Shares than the shares so converted.

CONVERSION TO FEDERAL FUNDS

It is the Funds' policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange securities they already own for shares of a Fund or they may exchange a combination of securities and cash for Fund shares. Any securities to be exchanged must, in the opinion of the Advisor, meet the investment objective and policies of each Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Fifth Third Bank. A Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by the Advisor.

A Fund values such securities in the same manner as a Fund values its assets. The basis of the exchange will depend upon the net asset value of shares of a Fund on the day the securities are valued. One share of a Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of a Fund, along with the securities.

PAYMENTS TO DEALERS

Authorized broker-dealers, financial institutions and other financial intermediaries who sell shares of Fifth Third Funds and perform services for fund investors may receive sales commissions, annual fees and other compensation (a "reallowance"). Such reallowance is paid by the Distributor using money from sales charges, distribution/service (12b 1) fees and its other resources. A broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an "underwriter" for purposes of the 1933 Act. From time to time, the distributor may elect to reallow up to the following amounts:



CLASS A SHARES

                                             International
                                              Equity Fund                 Equity Index Fund             Other Equity Funds
------------------------------------- ----------------------------- ------------------------------ ------------------------------
          Purchase Amount              Load/Sales       Dealer        Load/Sales       Dealer       Load/Sales        Dealer
                                         Charge       Reallowance       Charge       Reallowance      Charge       Reallowance
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------

------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
Less than $50,000                          5.00%          4.50%          5.00%           4.50%          5.00%          4.50%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
$50,000 but less than $100,000             4.50%          4.00%          4.50%           4.00%          4.50%          4.00%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
$100,000 but less than $250,000            3.50%          3.00%          3.50%           3.00%          3.50%          3.00%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
$250,000 but less than $500,000            2.50%          2.10%          2.50%           2.10%          2.50%          2.10%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
$500,000 but less than $1,000,000          2.00%          1.70%          2.00%           1.70%          2.00%          1.70%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
$1,000,000but less than $5,000,000*        0.00%          0.75%          0.00%           0.05%          0.00%          1.00%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
$5,000,000 but less than                   0.00%          0.50%          0.00%           0.04%          0.00%          0.75%
$25,000,000*
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
$25,000,000 or more*                       0.00%          0.25%          0.00%           0.03%          0.00%          0.50%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------

                                                                        Selected Bond Funds+             Other Bond Funds
------------------------------------- ----------------------------- ------------------------------ ------------------------------
          Purchase Amount                                             Load/Sales       Dealer       Load/Sales        Dealer
                                                                        Charge       Reallowance      Charge       Reallowance
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------


                                       59



------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
Less than $50,000                                                        3.50%           3.00%          4.75%          4.25%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
$50,000 but less than $100,000                                           3.00%           2.60%          4.50%          3.75%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
$100,000 but less than $250,000                                          2.50%           2.10%          3.50%          3.00%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
$250,000 but less than $500,000                                          2.00%           1.70%          2.50%          2.10%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
$500,000 but less than $1,000,000                                        1.50%           1.25%          2.00%          1.70%
---------------------------------------------------- -------------- --------------- -------------- -------------- ---------------
$1,000,000 but less than $5,000,000*                                     0.00%           0.75%          0.00%          0.75%
---------------------------------------------------- -------------- --------------- -------------- -------------- ---------------
$5,000,000 but less than $25,000,000*                                    0.00%           0.50%          0.00%          0.50%
---------------------------------------------------- -------------- --------------- -------------- -------------- ---------------
$25,000,000 or more*                                                     0.00%           0.25%          0.00%          0.25%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------


+ "Selected Bond Funds" include the Short Term Bond Fund, Intermediate Bond Fund and Intermediate Municipal Bond Fund.


A finder's fee may be paid for Class A Shares only. The load/sales charge represents the amount a shareholder pays to purchase the Class A Shares, and the dealer reallowance represents the commission paid to the selling broker/dealer. If a finder's fee is paid to a selling broker/dealer, there will be a 1% contingent deferred sales charge ("CDSC") for a period of 18 months.

* If you purchase $1,000,000 or more of Class A shares and do not pay a sales charge, and you sell any of these shares before the eighteen month anniversary of purchase, you will pay a 1% CDSC on the portion redeemed at the time of redemption. The CDSC will be based upon the lowest of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first followed by shares subject to the lowest CDSC (typically shares held for the longest time). The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive its customary sales commission.

Class A Shares are sold with an initial sales charge as detailed in the chart above.

The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class A Shares for which such dealers are designated the dealer of record):


---------------------------------- -----------------------------------------------------------------------------------
              Rate                                                          Fund
---------------------------------- -----------------------------------------------------------------------------------
Up to 0.25%                        All funds currently making payments under a Class A Shares distribution plan
---------------------------------- -----------------------------------------------------------------------------------


CLASS B SHARES

Class B Shares are sold without any initial sales charge. The Distributor pays 4% of the amount invested to dealers who sell Class B Shares. A contingent deferred sales charge may be applied to Class B Shares you sell within six years of purchase as shown in the schedule under "Shareholder Information" in the prospectus.

The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class B Shares for which such dealers are designated the dealer of record):


---------------------------------- -----------------------------------------------------------------------------------
              Rate                                                        Fund
---------------------------------- -----------------------------------------------------------------------------------
---------------------------------- -----------------------------------------------------------------------------------
Up to 0.25%                        All funds currently making payments under a Class B Shares distribution plan
---------------------------------- -----------------------------------------------------------------------------------

CLASS C SHARES

Class C Shares are sold without any initial sales charge. The Distributor pays 1% of the amount invested to dealers who sell Class C Shares. A contingent deferred sales charge may be applied to Class C Shares you sell within twelve months of purchase.

The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class C Shares for which such dealers are designated the dealer of record):


------------------------------------ ---------------------------------------------------------------------------------
               Rate                                                        Fund
------------------------------------ ---------------------------------------------------------------------------------
Up to 0.25% during first 18 months   All funds currently making payments under a Class C Shares distribution plan after purchase
------------------------------------ ---------------------------------------------------------------------------------
Up to 1.00% subsequent to first 18   All funds currently making payments under a Class C Shares distribution plan months after purchase
------------------------------------ ---------------------------------------------------------------------------------


ADVISOR SHARES



                                                               Selected Bond Funds*            Other Advisor Share Funds**
-------------------------------------------------------- --------------------------------- ------------------------------------
                    Purchase Amount                        Load/Sales         Dealer       Load/Sales Charge       Dealer
                                                             Charge         Reallowance                         Reallowance
-------------------------------------------------------- ---------------- ---------------- ------------------ -----------------

-------------------------------------------------------- ---------------- ---------------- ------------------ -----------------
Less than $50,000                                               2.00%            1.70%            3.25%              2.90%
-------------------------------------------------------- ---------------- ---------------- ------------------ -----------------
$50,000 but less than $100,000                                  1.50%            1.25%            2.75%              2.40%
-------------------------------------------------------- ---------------- ---------------- ------------------ -----------------
$100,000 but less than $250,000                                 1.25%            1.00%            2.00%              1.70%
-------------------------------------------------------- ---------------- ---------------- ------------------ -----------------
$250,000 but less than $500,000                                 1.00%            0.85%            1.25%              1.00%
-------------------------------------------------------- ---------------- ---------------- ------------------ -----------------
$500,000 to $999,999                                            0.50%            0.40%            1.00%              0.85%
-------------------------------------------------------- ---------------- ---------------- ------------------ -----------------
$1,000,000 or more                                       Not Available    Not Available    Not Available      Not Available
-------------------------------------------------------- ---------------- ---------------- ------------------ -----------------



* "Selected Bond Funds" includes the Short Term Bond Fund, Intermediate Bond Fund and Intermediate Municipal Bond Fund.

* "Other Advisor Share Funds" includes the Small Cap Growth Fund, Mid Cap Growth Fund, Quality Growth Fund, Large Cap Core Fund, Equity Index Fund, Balanced Fund, Micro Cap Value Fund, Small Cap Value Fund, Multi Cap Value Fund, Disciplined Large Cap Value Fund, LifeModel Aggressive FundSM, LifeModel Moderately Aggressive FundSM, LifeModel Moderate FundSM, LifeModel Moderately Conservative FundSM, LifeModel Conservative FundSM, Strategic Income Fund, Dividend Growth Fund, Technology Fund, International Equity Fund, High Yield Bond Fund, Bond Fund, U.S. Government Bond Fund, Municipal Bond Fund, Ohio Municipal Bond Fund and Michigan Municipal Bond Fund.

Advisor Shares are sold with an initial sales charge as detailed in the chart above.

The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Advisor Shares for which such dealers are designated the dealer of record):


------------------------------------ ---------------------------------------------------------------------------------
               Rate                                                        Fund
------------------------------------ ---------------------------------------------------------------------------------
Up to 0.50%                          All funds currently making payments under an Advisor Shares distribution plan
------------------------------------ ---------------------------------------------------------------------------------


                ADDITIONAL PAYMENTS BY THE ADVISOR AND AFFILIATES


Under certain circumstances the Advisor or its affiliates may use their own funds to compensate broker-dealers, financial institutions, and intermediaries that, for instance, sell or arrange for the sale of Fund shares or that perform various shareholder support services, in amounts that are additional to the amounts paid by the Distributor. The Advisor or its affiliates may terminate such payments at any time.

In addition, from time to time, the Advisor or its affiliates, at their expense, may provide additional commissions, compensation, or promotional incentives ("concessions") to broker-dealers, financial institutions, and intermediaries which sell or arrange for the sale of shares of a Fund or that perform various shareholder support services. Such concessions provided by the Advisor or its affiliates may include financial assistance in connection with servicing, accounting for and administering Fund shareholders and their accounts, preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more funds, and/or other dealer-sponsored events. The Advisor or its affiliates may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales conferences. Additional concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the National Association of Securities Dealers. The Advisor or its affiliates may terminate such payments at any time.

Such additional payments may be based on a percentage of shares sold, an assets under management fee and/or a per account fee, and are sometimes referred to as "revenue sharing."

The Advisor or its affiliates may pay for marketing and distribution expenses out of their own assets.

TRANSACTION FEE. Brokers and agents may charge a transaction fee on the purchase or sale of shares by shareholders.

                               SELLING YOUR SHARES

Shares are redeemed at the next computed net asset value after a Fund receives the redemption request, less any contingent deferred sales charge. Redemption procedures are explained in the prospectuses under "Selling Your Shares." Although the Funds do not charge for telephone redemptions, they reserve the right to charge a fee for the cost of wire-transferred redemptions.

If you purchase $1,000,000 or more of Class A Shares and do not pay a sales charge, and you sell any of these shares within eighteen (18) months of their purchase, you will pay a 1% contingent deferred sales charge on the portion redeemed at the time of redemption. Class B Shares redeemed within six (6) years of purchase and Class C Shares redeemed within one (1) year of purchase may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be reduced with respect to a particular shareholder where a financial institution selling Class B and/or Class C Shares elects not to receive a commission from the distributor with respect to its sale of such shares.

REDEMPTION IN KIND

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

POSTPONEMENT OF REDEMPTIONS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

                           DETERMINING NET ASSET VALUE

VALUATION OF THE EQUITY FUNDS, BOND FUNDS AND ASSET ALLOCATION FUNDS

Except as noted below, investments of the Equity Funds, Bond Funds, and Asset Allocation Funds of the Trust in securities the principal market for which is a securities exchange or an over-the-counter market are valued at their latest available sale price (except for those securities traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded). Except as noted below, investments of the International Equity Fund in securities the principal market for which is a securities exchange are valued at the closing mid-market price on that exchange on the day of computation.

With regard to each of the above-mentioned Funds, securities the principal market for which is not a securities exchange or an over-the-counter market, are valued at the mean of their latest bid and ask quotations in such principal market. Securities and other assets for which quotations are not readily available are valued at their fair value as determined pursuant to the Valuation Procedures established by and under the general supervision of the Board of Trustees. Short-term securities are valued at either amortized cost or original cost plus interest, which approximates current value. Repurchase Agreements are valued at original cost. Open-end mutual fund investments will be valued at the most recently calculated net asset value. Closed-end mutual funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded.

The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent at the prevailing foreign rate. When the closing price is not an accurate representation of value due to events that have occurred after the closing of the primary exchange and prior to the time of NAV calculations (hereinafter, a "Significant Event"), then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee as detailed below. An example of a frequently occurring Significant Event is a movement in the U.S. equity markets. The Pricing Committee may predetermine the level of such a movement that will constitute a Significant Event (a "Trigger") and preauthorize the Trust's Accounting Agent to utilize a pricing service authorized by the Board (a "Fair Value Pricing Service") that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Pricing Committee need not meet (and, therefore, will not produce minutes). The Pricing Committee, however, will determine the fair value of securities effected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value Pricing Service, or (ii) where the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger.

Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through a national pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.

USE OF AMORTIZED COST

The Trustees have decided that the fair value of debt securities authorized to be purchased by the Funds with remaining maturities of 60 days or less at the time of purchase may be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Trustees continually assess this method of valuation and recommend changes where necessary to assure that the Funds' portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

MONITORING PROCEDURES


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For the Money Market Funds, the Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market values. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 1/2 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

INVESTMENT RESTRICTIONS

SEC rules require that a money market fund limit its investments to instruments that, in the opinion of the Trustees or their delegate, present minimal credit risks and if rated, have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees or their delegate must determine that they are of comparable quality. Shares of investment companies purchased by a Money Market Fund will meet these same criteria and will have investment policies consistent with the Rule. The Rule also requires a money market fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by a Money Market Fund. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, a Money Market Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

A Money Market Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of a Money Market Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

In periods of rising interest rates, the indicated daily yield on shares of a Money Market Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of regular trading on the NYSE. In computing the net asset value, the Funds (other than the Money Market Funds) value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

                                   TAX STATUS

QUALIFICATION AS A REGULATED INVESTMENT COMPANY


Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in "qualified publicly traded partnerships" (as defined below); (b) distribute with respect to each taxable



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year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid - generally taxable ordinary income and the excess, if any, of short-term capital gains over net long-term capital losses), and its net tax-exempt income, for such year; and (c) diversify its holdings so that, at the end of each quarter of the Fund's taxable year (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). For purposes of meeting this diversification requirement, in the case of the Funds' investments in loan participations, the issuer may be the financial intermediary or the borrower.


In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in
(a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all of its net capital gain income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects) and any retained amount from the prior calendar year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts. For these purposes, the Fund will be treated as having distributed any amount for which it is subject to income tax. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.


ADDITIONAL TAX INFORMATION CONCERNING THE ASSET ALLOCATION FUNDS

An Asset Allocation Fund will not be able to offset gains realized by one Underlying Fund in which such Asset Allocation Fund invests against losses realized by another Underlying Fund in which such Asset Allocation Fund invests. The use of a fund-of-funds structure can therefore affect the amount, timing and character of distributions to shareholders, and may increase the amount of taxes payable by shareholders.

Because each Asset Allocation Fund will invest all of its assets in shares of Underlying Funds, its distributable income and gains will normally consist entirely of distributions from Underlying Funds and gains and losses on the


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


disposition of shares of Underlying Funds. To the extent that an Underlying Fund realizes net losses on its investments for a given taxable year, the Asset Allocation Fund will not be able to recognize its shares of those losses (so as to offset distributions of net income or capital gains from other Underlying Funds) until it disposes of shares of the Underlying Fund. Moreover, even when the Asset Allocation Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the Asset Allocation Fund will not be able to offset any capital losses from its dispositions of Underlying Fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an Underlying Fund). As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that the Asset Allocation Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Asset Allocation Fund invested directly in the securities held by the Underlying Funds, rather than investing in shares of the Underlying Funds. For similar reasons, the character of distributions from an Asset Allocation Fund (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Asset Allocation Fund invested directly in the securities held by the Underlying Funds.

If an Asset Allocation Fund received dividends from an Underlying Fund that qualifies as a regulated investment company, and the Underlying Fund designated such dividends as "qualified dividend income," then the Asset Allocation Fund is permitted in turn to designate a portion of its distributions as "qualified dividend income" as well, provided the Asset Allocation Fund meets holding period and other requirements with respect to shares of the Underlying Fund. Dividends of an Asset Allocation Fund may not be eligible for treatment as qualified dividend income unless the holding period and other requirements for such treatment are met by both the Asset Allocation Fund and the Underlying Fund, as well as by the shareholder.

Depending on each Asset Allocation Fund's percentage ownership in an Underlying Fund, before and after a redemption of shares of an Underlying Fund, the Asset Allocation Fund' redemption of shares of such Underlying Fund may cause the Asset Allocation Fund to be treated as receiving a dividend on the full amount of the distribution instead of receiving capital gain income on the shares of the Underlying Fund. This would be the case where the Asset Allocation Fund holds a significant interest in an Underlying Fund and redeems only a small portion of such interest. It is possible that such a dividend would qualify as "qualified dividend income" and thus be eligible to be taxed at the rates applicable to long-term capital gain; otherwise it would be taxable as ordinary income. The operation of the "wash sale" rules may also defer losses realized when an Asset Allocation Fund redeems shares of an Underlying Fund at a loss and invests in shares of the same Underlying Fund within 30 days (on either side) of such sale.

Although each Asset Allocation Fund may itself be entitled to a deduction for foreign taxes paid by an Underlying Fund in which such Asset Allocation Fund invests, the Asset Allocation Fund will not be able to pass any foreign tax credit borne in respect of foreign securities income earned by an Underlying Fund to their own shareholders (see "Foreign Taxes, Foreign Currency-Denominated Securities and Related Hedging Transactions"). Asset Allocation Funds cannot pass through to their shareholders exempt-interest dividends. Accordingly, the Asset Allocation Funds will not invest in Underlying Funds that invest substantially in tax-exempt obligations and that pay exempt-interest dividends.

The fact that an Asset Allocation Fund achieves its investment objectives by investing in Underlying Funds generally will not adversely affect the Asset Allocation Fund's ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its investments in the Underlying Funds, except possibly to the extent that (1) interest-related dividends received by the Asset Allocation Fund are offset by deductions allocable to the Asset Allocation Fund's qualified interest income or (2) short-term capital gains dividends received by the Asset Allocation Fund are offset by the Asset Allocation Fund's net short- or long-term capital losses, in which case the amount of a distribution from the Asset Allocation Fund to a foreign shareholder that is properly designated as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the Underlying Funds.



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

The foregoing is only a general description of the federal tax consequences of a fund of funds structure. Accordingly, prospective purchasers of Shares of an Asset Allocation Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and foreign taxes.


DISTRIBUTIONS


Each Fund will distribute at least annually any investment income and net realized capital gains. Distributions of any net investment income (other than qualified dividend income and exempt-interest dividends, as discussed below) are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of each Fund's net capital gain (i.e., the excess of a Fund's net long-term capital gain over net short-term capital loss), if any, from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") are taxable as long-term capital gains, regardless of how long a Shareholder has held Fund shares. For taxable years beginning before January 1, 2011, such distributions will generally be subject to a 15% tax rate, with lower rates applying to taxpayers in the 10% and 15% rate brackets, and will not be eligible for the dividends received deduction. Distribution of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions of taxable income or capital gains are taxable to Fund Shareholders whether received in cash or reinvested in additional Fund shares. Dividends and distributions on a Fund's shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions economically may represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.


If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares. The Fifth Third Strategic Income Fund is particularly susceptible to this possibility because it may, at times in its discretion, pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the Fund to maintain a more stable level of distributions. As a result, the dividend paid by the Fund to shareholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders.


For taxable years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of an individual at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level)
(1) if the dividend is received with respect to any share of stock held for fewer than 61days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. Additionally, dividends of an Asset Allocation Fund may not be eligible for treatment as qualified dividend income unless the holding period and other requirements for such treatment are met by both the Asset Allocation Fund and the Underlying Funds as well as the shareholder. Neither the fixed



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

income funds nor the money market funds expect a significant portion of Fund distributions to be derived from qualified dividend income.


In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund's dividends (other than dividends properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income. To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a "substitute payment") with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income and thus will not be eligible for taxation at the rates applicable to long-term capital gain. [The Funds expect to use such substitute payments to satisfy Fund expenses, and therefore expect that their receipt of substitute payments will not adversely affect the percentage of distributions qualifying as qualified dividend income.]


Dividends of net investment income received by corporate shareholders of the Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be "debt-financed" (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that such Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that such Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of the Code.

EXEMPT-INTEREST DIVIDENDS


A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Such dividends will not exceed, in the aggregate, the net interest a Fund receives during the taxable year from Municipal Securities and other securities exempt from the regular federal income tax. An exempt-interest dividend is any dividend or part thereof (other than a Capital Gain Dividend) paid by a Fund and properly designated as an exempt-interest dividend in a written notice mailed to shareholders not later than 60 days after the close of the Fund's taxable year. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). Exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder. Shareholders who receive Social Security or Railroad Retirement benefits should consult their tax advisers to determine what effect, if any, an investment in a Fund may have on the federal taxation of their benefits.


If a Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.


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

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends.

Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

A "substantial user" is defined under U.S. Treasury Regulations to include any non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, which occupies more than 5% of the usable area of such facilities or for which such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

A Fund which is qualified to pay exempt-interest dividends will inform investors within 60 days following the end of the Fund's fiscal year of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.If a tax-exempt Fund makes a distribution in excess of its net investment income and net realized capital gains, if any, in any taxable year, the excess distribution will be treated as ordinary dividend income (not eligible for tax-exempt treatment) to the extent of the Fund's current and accumulated "earnings and profits" (including earnings and profits arising from tax-exempt income, and also specifically including the amount of any non-deductible expenses arising in connection with such tax-exempt income).

The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. You are advised to consult with your tax advisor about state and local tax matters.

MUNICIPAL BOND, MUNICIPAL MONEY MARKET, AND TAX-EXEMPT FUNDS

As described in the prospectus for the Fifth Third Michigan Municipal Money Market Fund, the Fifth Third Michigan Municipal Bond Fund, the Fifth Third Ohio Municipal Bond Fund, the Fifth Third Ohio Tax Exempt Money Market Fund, the Fifth Third Municipal Bond Fund, the Fifth Third Municipal Money Market Fund, and the Fifth Third Intermediate Municipal Bond Fund, such Funds are designed to provide investors with tax-exempt interest income. These Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation. Shares of these Funds may not be suitable for tax-exempt institutions, retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt. In addition, these Funds may not be an appropriate investment for persons or entities that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof.

FOREIGN TAXES, FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS.

Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. However, if at the end of a Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's shareholders in connection with the Fund's dividends received by them.


Under normal circumstances, more than 50% of the value of Fifth Third International Equity Fund's total assets will consist of securities of foreign corporations and it will be eligible to make the election. If the election is made, shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those Shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such shareholders who hold Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex- dividend date will be entitled to claim a foreign tax credit for their share of these taxes. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.


Because funds of funds cannot pass through credits or deductions for foreign taxes paid, the Asset Allocation Funds do not intend to make this election if it is available.

A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investment by a Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax (including interest charges) or other charge on distributions received from the company or on proceeds from the sale of its investment in such a company, which tax cannot be eliminated by making distributions to Fund shareholders. However, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund." These elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return. Dividends paid by passive foreign investment companies will not be eligible to be treated as "qualified dividend income."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.


SELLING SHARES


Shareholders who sell, exchange or redeem Fund shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund shares and the amount received (although such a gain or loss is unlikely in a money market fund). In general, any gain or loss realized upon taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months, and as short-term capital again or loss if the shares have not been held for more than 12 months. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for short-term capital or (ii) for taxable years beginning on or before January 1, 2011, 15% for long-term capital gains (including Capital Gain Dividends) with lower rates applicable to taxpayers in the 10% and 15% tax brackets.

Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to those Fund shares. For purposes of determining whether Fund shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Fund shares will be disallowed to the extent that Fund shareholders replace the disposed of Fund shares with other Fund shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund shareholder's basis in the replacement Fund shares will be adjusted to reflect the disallowed loss.


HEDGING


If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If a Fund's book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.



DISCOUNT SECURITIES

A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.


BACKUP WITHHOLDING


A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges or redemptions made by any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number
(TIN), who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.


Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

In order for a foreign investor to qualify for exemption from the back-up withholding tax rates under income tax treaties, the foreign investor must comply with the special certification and filing requirements. Foreign investors in a Fund should consult their tax advisers with respect to this regard.

TAX SHELTER REPORTING REGULATIONS

Under Treasury regulations, if a shareholder realizes a loss on disposition of the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.


SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS

Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of and investment on their particular tax situation.


NON-U.S. SHAREHOLDERS


Capital Gain Dividends and exempt-interest dividends will not be subject to withholding of federal income tax. In general, dividends (other than Capital Gain Dividends) paid by a Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of a Fund beginning before January 1, 2008, such Fund will not be required to withhold any amounts
(i) with respect to distributions (other than distributions to a foreign person
(w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by such Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by such Fund. Depending on the circumstances, a Fund may make such designations with respect to all, some, or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign shareholders should contact their intermediaries with respect to the application of these rules to their accounts.


If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.


GENERAL


The foregoing discussion is only a summary of some of the important Federal tax considerations generally affecting purchasers of the Funds' shares. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Funds, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of a Fund's shares are urged to consult their tax advisers with specific reference to their own tax situation. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in any of the Funds. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.


                              FINANCIAL STATEMENTS


[The financial statements and related registered independent public accountant's report for the Funds for the fiscal year ended July 31, 2006 are incorporated herein by reference to the Annual Report to Shareholders of the Fifth Third Funds dated July 31, 2006 and the Semi-Annual Report to Shareholders of the Fifth Third Funds dated January 31, 2006 (File Nos. 33-24848 and 811-05669). Copies of the Annual Reports and Semi-Annual Report may be obtained without charge by contacting the Trust at the address located on the back cover of the prospectuses.]

                                    APPENDIX

STANDARD AND POOR'S RATINGS GROUP CORPORATE AND MUNICIPAL BOND RATING

DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB- Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B-Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC-Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial or economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest or repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC-The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C-The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy has been filed but debt service payments are continued.

CI-The rating "CI" is reserved for income bonds on which no interest is being paid.

D-Debt rated "D" is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition and debt service payments are jeopardized.

NR-NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications,

                    MOODY'S INVESTORS SERVICE, INC. CORPORATE
                      AND MUNICIPAL BOND RATING DEFINITIONS

Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa-Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR-Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3, in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


         FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB- BBB ratings indicate that there is currently a low expectation of credit risk. Capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB- BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B- B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C- Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD, DD, D-Securities have defaulted on some or all of their obligations. `DDD' designates the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. For U.S. corporates, for example, "DD" indicates potential recovery of 50%-90% of such outstanding, and "D" the lowest recovery potential, i.e. below 50%.

NR-NR indicates that Fitch does not rate the specific issue.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.


                   STANDARD AND POOR'S RATINGS GROUP MUNICIPAL
                             NOTE RATING DEFINITIONS

SP-1-Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2-Satisfactory capacity to pay principal and interest.

SP-3-Speculative capacity to pay principal and interest.


          MOODY'S INVESTORS SERVICE SHORT-TERM LOAN RATING DEFINITIONS

MIG1/VMIGI-This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2-This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


        FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+-Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1-Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-I+.

F-2-Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F- I + and F- 1 categories.

F-3-Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B-Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C-High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D-Default. Denotes actual or imminent payment default.


                  STANDARD AND POOR'S RATINGS GROUP COMMERCIAL
                            PAPER RATING DEFINITIONS

A-1-This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3-Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS

Prime-1 -Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

     o    Leading market positions in well-established industries.

     o    High rates of return on funds employed.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2-Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3-Issuers rated Prime-3 have an acceptable ability for payment of short-term promissory obligations.

PART C

ITEM 23. EXHIBITS

(a) Amended and Restated Declaration of Trust is incorporated by reference to Exhibit (a) to Registrant's Post-Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).

(b) Amended and Restated By-Laws of the Registrant are incorporated by reference to Exhibit (b) to Registrant's Post-Effective Amendment No. 57 on Form N-1A (filed November 22, 2005).

(c) Rights of Shareholders. The following portions of the Registrant's Declaration of Trust define the rights of Shareholders.

                                   ARTICLE III

                               BENEFICIAL INTEREST

     Section 1. Shares of Beneficial Interest.

          The Shares of the Trust shall be issued in one or more series as the Trustees may, without Shareholder approval, authorize. The beneficial interest in the Trust shall at all times be divided into transferable Shares, without par value. Subject to the provisions of Section 5 of this
     Article III, each Share shall have voting rights as provided in Article VIII hereof, and holders of the Shares of any Series shall be entitled to receive dividends, when and as declared with respect thereto in the manner provided in Article X, Section 1 hereof. The Trustees may, without Shareholder approval, divide the Shares of any series into two or more classes. Unless the Trustees have authorized the issuance of Shares of a Series in two or more Classes, each Share of a Series shall represent an equal proportionate interest in the assets and liabilities of the Series with each other Share of the same Series, none having priority or preference over another. If the Trustees have authorized the issuance of Shares of a Series in two or more Classes, then the Classes may have such variations as to dividend, redemption, and voting rights, net asset values, expenses borne by the Classes, and other matters as the Trustees have authorized provided that each Share of a Class shall represent an equal proportionate interest in the assets and liabilities of the Class with each other Share of the same Class, none having priority or preference over another. The number of Shares authorized shall be unlimited. The Trustees may from time to time divide or combine the Shares of any Series or Class into a greater or lesser number without thereby changing the proportionate beneficial interests in the Series or Class.

     Section 4. No Pre-emptive Rights.

     Shareholders shall have no pre-emptive or other right to subscribe to any additional Shares or other securities issued by the Trust.

     Section 5. Establishment and Designation of Series or Class.

Shares of any Series or Class of the Trust shall have the following relative rights and preferences:

          (a) Assets belonging to Series or Class . All consideration received by the Trust for the issue or sale of Shares of a particular Series or Class, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably belong to that Series or Class for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits and proceeds thereof, from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, in whatever form the same may be, are herein referred to as "assets belonging to" that Series or Class. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as belonging to any particular Series or Class (collectively "General Assets"), the Trustees shall allocate such General Assets to, between or among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as they, in their sole discretion, deem fair and equitable, and any General Assets so allocated to a particular Series or Class shall belong to that Series or Class. Each such allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

          (b) Liabilities Belonging to Series or Class. The assets belonging to each particular Series or Class shall be charged with the liabilities of the Trust in respect to that Series or Class and all expenses, costs, charges and reserves attributable to that Series or Class, and any general liabilities of the Trust which are not readily identifiable as belonging to any particular Series or Class shall be allocated and charged by the Trustees to and among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. The liabilities, expenses, costs, charges and reserves so charged to a Series or Class are herein referred to as "liabilities belonging to" that Series or Class. Each allocation of liabilities belonging to a Series or Class by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

          (c) Dividends, Distributions, Redemptions, Repurchases and Indemnification. Notwithstanding any other provisions of this Declaration, including, without limitation, Article X, no dividend or distribution (including, without limitation, any distribution paid upon termination of the Trust or of any Series or Class) with respect to, nor any redemption or repurchase of the Shares of any Series or Class shall be effected by the Trust other than from the assets belonging to such Series or Class, nor except as specifically provided in Section 1 of Article XI hereof, shall any Shareholder of any particular Series or Class otherwise have any right or claim against the assets belonging to any other Series or Class except to the extent that such Shareholder has such a right or claim hereunder as a Shareholder of such other Series or Class.

          (d) Voting. Notwithstanding any of the other provisions of this Declaration, including, without limitation, Section 1 of Article VIII, only Shareholders of a particular Series or Class shall be entitled to vote on any matters affecting such Series or Class. Except with respect to matters as to which any particular Series or Class is affected, all of the Shares of each Series or Class shall, on matters as to which such Series or Class is entitled to vote, vote with other Series or Classes so entitled as a single class. Notwithstanding the foregoing, with respect to matters which would otherwise be voted on by two or more Series or Classes as a single class, the Trustees may, in their sole discretion, submit such matters to the Shareholders of any or all such Series or Classes, separately.

          (e) Fraction. Any fractional Share of a Series or Class shall carry proportionately all the rights and obligations of a whole Share of that Series or Class, including rights with respect to voting, receipt of dividends and distributions, redemption of Shares and termination of the Trust or of any Series or Class.

          (f) Exchange Privilege. The Trustees shall have the authority to provide that the holders of Shares of any Series or Class shall have the right to exchange said Shares for Shares of one or more other Series or Classes in accordance with such requirements and procedures as may be established by the Trustees.

          (g) Combination of Series or Classes. The Trustees shall have the authority, without the approval of the Shareholders of any Series or Class, unless otherwise required by applicable law, to combine the assets and liabilities belonging to a single Series or Class with the assets and liabilities of one or more other Series or Classes.

          (h) Elimination of Series or Classes. At any time that there are no Shares outstanding of any particular Series or Class previously established and designated, the Trustees may amend this Declaration of Trust to abolish that Series or Class and to rescind the establishment and designation thereof.

                                   ARTICLE IV

                                  THE TRUSTEES

     Section 2. Election of Trustees at Meeting of Shareholders.

     On a date fixed by the Trustees, which shall be subsequent to the initial public offering of Shares, the Shareholders shall elect Trustees. The number of Trustees shall be determined by the Trustees pursuant to Article IV, Section 5.

     Section 3. Term of Office of Trustees.

     The Trustees shall hold office during the lifetime of this Trust, and until its termination as hereinafter provided; except (a) that any Trustee may resign his office at any time by written instrument signed by him and delivered to the other Trustees, which shall take effect upon such delivery or upon such later date as is specified therein; (b) that any Trustee may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective;
(c) that any Trustee who requests in writing to be retired or who has become mentally or physically incapacitated may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his retirement; and
(d) a Trustee may be removed at any special meeting of Shareholders of the Trust by a vote of two-thirds of the outstanding Shares.

     Section 7. Ownership of Assets.

     The assets belonging to each Series or Class shall be held separate and apart from any assets now or hereafter held in any capacity other than as Trustee hereunder by the Trustees or any successor Trustee. All of the assets belonging to each Series or Class or owned by the Trust shall at all times be considered as vested in the Trustees. No Shareholder shall be deemed to have a severable ownership interest in any individual asset belonging to any Series or Class or owned by the Trust or any right of partition or possession thereof, but each Shareholder shall have a proportionate undivided beneficial interest in a Series or Class.

                                  ARTICLE VIII

                    SHAREHOLDERS' VOTING POWERS AND MEETINGS

     Section 1. Voting Powers.

     Subject to the provisions set forth in Article III, Section 5(d), the shareholders shall have power to vote, (i) for the election of Trustees as provided in Article IV, Section 2; (ii) for the removal of Trustees as provided in Article IV, Section 3(d); (iii) with respect to any investment adviser or sub-investment adviser as provided in Article VII, Section 1; (iv) with respect to the amendment of this Declaration of Trust as provided in Article XII,
Section 7; (v) to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; and (vi) with respect to such additional matters relating to the Trust as may be required by law, by this Declaration of Trust, or the By-Laws of the Trust or any regulation of the Trust or the Commission or any State, or as the Trustees may consider desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. Until Shares of a Series or Class are issued, the Trustees may exercise all rights of Shareholders of such Series or Class with respect to matters affecting such Series or Class, and may take any action with respect to the Trust or such Series or Class required or permitted by law, this Declaration of Trust or any By-Laws of the Trust to be taken by Shareholders.

     Section 2. Meetings.

     A Shareholders meeting shall be held as specified in Section 2 of Article IV at the principal office of the Trust or such other place as the Trustees may designate. Special meetings of the Shareholders may be called by the Trustees or the Chief Executive Officer of the Trust and shall be called by the Trustees upon the written request of Shareholders owning at least one-tenth of the outstanding Shares of all Series and Classes entitled to vote. Shareholders shall be entitled to at least fifteen days' notice of any meeting.

     Section 3. Quorum and Required Vote.

     Except as otherwise provided by law, to constitute a quorum for the transaction of any business at any meeting of Shareholders there must be present, in person or by proxy, holders of more than fifty percent of the total number of outstanding Shares of all Series and Classes entitled to vote at such meeting. When any one or more Series or Classes is entitled to vote as a single Series or Class, more than fifty percent of the shares of each such Series or Class entitled to vote shall constitute a quorum at a Shareholder's meeting of that Series or Class. If a quorum shall not be present for the purpose of any vote that may properly come before the meeting, the Shares present in person or by proxy and entitled to vote at such meeting on such matter may, by plurality vote, adjourn the meeting from time to time to such place and time without further notice than by announcement to be given at the meeting until a quorum entitled to vote on such matter shall be present, whereupon any such matter may be voted upon at the meeting as though held when originally convened. Subject to any applicable requirement of law or of this Declaration of Trust or the By-Laws, a plurality of the votes cast shall elect a Trustee, and all other matters shall be decided by a majority of the votes cast and entitled to vote thereon.

                                    ARTICLE X

                          DISTRIBUTIONS AND REDEMPTIONS

     Section 1. Distributions.

     (a) The Trustees may from time to time declare and pay dividends to the Shareholders of any Series or Class, and the amount of such dividends and the payment of them shall be wholly in the discretion of the Trustees. Such dividends may be accrued and automatically reinvested in additional Shares (or fractions thereof) of the relevant Series or Class or paid in cash or additional Shares of such Series or Class, all upon such terms and conditions as the Trustees may prescribe.

     (b) The Trustees may distribute in respect of any fiscal year as dividends and as capital gains distributions, respectively, amounts sufficient to enable any Series or Class to qualify as a regulated investment company to avoid any liability for federal income taxes in respect of that year.

     (c) The decision of the Trustees as to what constitutes income and what constitutes principal shall be final, and except as specifically provided herein the decision of the Trustees as to what expenses and charges of any Series or Class shall be charged against principal and what against the income shall be final. Any income not distributed in any year may be permitted to accumulate and as long as not distributed may be invested from time to time in the same manner as the principal funds of any Series or Class.

     (d) All dividends and distributions on Shares of a particular Series or Class shall be distributed pro rata to the holders of that Series or Class in proportion to the number of Shares of that Series or Class held by such holders and recorded on the books of the Trust or its transfer agent at the date and time of record established for that payment.

     Section 2. Redemptions and Repurchases.

     (a) In case any Shareholder of record of any Series or Class at any time desires to dispose of Shares of such Series or Class recorded in his name, he may deposit a written request (or such other form of request as the Trustees may from time to time authorize) requesting that the Trust purchase his Shares, together with such other instruments or authorizations to effect the transfer as the Trustees may from time to time require, at the office of the Transfer Agent, and the Trust shall purchase his Shares out of assets belonging to such Series or Class. The purchase price shall be the net asset value of his shares reduced by any redemption charge as the Trustees from time to time may determine.

Payment for such Shares shall be made by the Trust to the Shareholder of record within that time period required under the 1940 Act after the request (and, if required, such other instruments or authorizations of transfer) is deposited, subject to the right of the Trustees to postpone the date of payment pursuant to
Section 4 of this Article X. If the redemption is postponed beyond the date on which it would normally occur by reason of a declaration by the Trustees suspending the right of redemption pursuant to Section 4 of this Article X, the right of the Shareholder to have his Shares purchased by the Trust shall be similarly suspended, and he may withdraw his request (or such other instruments or authorizations of transfer) from deposit if he so elects; or, if he does not so elect, the purchase price shall be the net asset value of his Shares determined next after termination of such suspension (reduced by any redemption charge), and payment therefor shall be made within the time period required under the 1940 Act.

     (b) The Trust may purchase Shares of a Series or Class by agreement with the owner thereof at a purchase price not exceeding the net asset value per Share (reduced by any redemption charge) determined (1) next after the purchase or contract of purchase is made or (2) at some later time.

     (c) The Trust may pay the purchase price (reduced by any redemption charge) in whole or in part by a distribution in kind of securities from the portfolio of the relevant Series or Class, taking such securities at the same value employed in determining net asset value, and selecting the securities in such manner as the Trustees may deem fair and equitable.

     Section 5. Trust's Right to Redeem Shares.

     The Trust shall have the right to cause the redemption of Shares of any Series or Class in any Shareholder's account for their then current net asset value and promptly make payment to the shareholder (which payment may be reduced by any applicable redemption charge), if at any time the total investment in the account does not have a minimum dollar value determined from time to time by the Trustees in their sole discretion.

                                   ARTICLE XI

                   LIMITATION OF LIABILITY AND INDEMNIFICATION

     Section 1. Limitation of Personal Liability and Indemnification of Shareholders.

     The Trustees, officers, employees or agents of the Trust shall have no power to bind any Shareholder of any Series or Class personally or to call upon such Shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

     No Shareholder or former Shareholder of any Series or Class shall be liable solely by reason of his being or having been a Shareholder for any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind, against, or with respect to the Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Trust or such Series or Class, and the Trust or such Series or Class shall be solely liable therefor and resort shall be had solely to the property of the relevant Series or Class of the Trust for the payment or performance thereof.

     Each Shareholder or former Shareholder of any Series or Class (or their heirs, executors, administrators or other legal representatives or, in case of a corporate entity, its corporate or general successor) shall be entitled to be indemnified and reimbursed by the Trust to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such Shareholder or former Shareholder of such Series or Class shall be held to be personally liable. Such indemnification and reimbursement shall come exclusively from the assets of the relevant Series or Class.

     The Trust shall, upon request by a Shareholder or former Shareholder, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust or any Series or Class and satisfy any judgment thereon.

     Section 3. Express Exculpatory Clauses and Instruments.

     The Trustees shall use every reasonable means to assure that all persons having dealings with the Trust or any Series or Class shall be informed that the property of the Shareholders and the Trustees, officers, employees and agents of the Trust or any Series or Class shall not be subject to claims against or obligations of the Trust or any other Series or Class to any extent whatsoever. The Trustees shall cause to be inserted in any written agreement, undertaking or obligation made or issued on behalf of the Trust or any Series or Class (including certificates for Shares of any Series or Class) an appropriate reference to the provisions of this Declaration, providing that neither the

Shareholders, the Trustees, the officers, the employees nor any agent of the Trust or any Series or Class shall be liable thereunder, and that the other parties to such instrument shall look solely to the assets belonging to the relevant Series or Class for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any Shareholder, Trustee, officer, employee or agent liable, nor shall the Trustee, or any officer, agent or employee of the Trust or any Series or Class be liable to anyone for such omission. If, notwithstanding this provision, any Shareholder, Trustee, officer, employee or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking or obligation, the Shareholder, Trustee, officer, employee or agent shall be indemnified and reimbursed by the Trust.

                                   ARTICLE XII

                                  MISCELLANEOUS

     Section 3. Establishment of Record Dates.

     The Trustees may close the Share transfer books of the Trust maintained with respect to any Series or Class for a period not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares of any Series or Class shall go into effect; or in lieu of closing the Share transfer books as aforesaid, the Trustees may fix in advance a date, not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders of any Series or Class, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares of any Series or Class shall go into effect, or the last day on which the consent or dissent of Shareholders of any Series or Class may be effectively expressed for any purpose, as a record date for the determination of the Shareholders entitled to notice of, and, to vote at, any such meeting and any adjournment thereof, or entitled to receive payment of any such dividend or distribution, or to any such allotment of rights, or to exercise the rights in respect of any such change, conversion or exchange of shares, or to exercise the right to give such consent or dissent, and in such case such Shareholders and only such Shareholders as shall be Shareholders of record on the date so fixed shall be entitled to such notice of, and to vote at, such meeting, or to receive payment of such dividend or distribution, or to receive such allotment or rights, or to exercise such rights, as the case may be, notwithstanding, after such date fixed aforesaid, any transfer of any Shares on the books of the Trust maintained with respect to any Series or Class. Nothing in the foregoing sentence shall be construed as precluding the Trustees from setting different record dates for different Series or Classes.

     Section 4. Termination of Trust.

     (a) This Trust shall continue without limitation of time but subject to the provisions of paragraphs (b), (c) and (d) of this Section 4.

     (b) The Trustees may, by majority action, with the approval of the holders of more than fifty percent of the outstanding Shares of each Series or Class entitled to vote and voting separately by Series or Class, sell and convey the assets of the Trust or any Series or Class to another trust or corporation. Upon making provision for the payment of all liabilities, by assumption or otherwise, the Trustees shall distribute the remaining proceeds belonging to each Series or Class ratably among the holders of the Shares of that Series or Class then outstanding.

     (c) Subject to a Majority Shareholder Vote by such Series or Class, the Trustees may at any time sell and convert into money all the assets of the Trust or any Series or Class. Upon making provision for the payment of all outstanding obligations, taxes and other liabilities, accrued or contingent, belonging to each Series or Class, the Trustees shall distribute the remaining assets belonging to each Series or Class ratably among the holders of the outstanding Shares of that Series or Class.

     (d) Upon completion of the distribution of the remaining proceeds of the remaining assets as provided in paragraphs (b) and (c), the Trust or the applicable Series or Class shall terminate and the Trustees shall be discharged of any and all further liabilities and duties hereunder or with respect thereto and the right, title and interest of all parties shall be canceled and discharged.

     Section 5. Offices of the Trust, Filing of Copies, Headings, Counterparts.

     The Trust shall maintain a usual place of business in Massachusetts, which, initially, shall be 2 Oliver Street, c/o CT Corporate Systems, Boston, Massachusetts, and shall continue to maintain an office at such address unless changed by the Trustees to another location in Massachusetts. The Trust may maintain other offices as the Trustees may from time to time determine. The original or a copy of this instrument and of each declaration of trust supplemental hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. A copy of this instrument and of each supplemental declaration of trust shall be filed by the Trustees with the Massachusetts Secretary of State and the Boston City Clerk, as well as any other governmental office where such filing may from time to time be required. Headings are placed herein for convenience of reference only and in case of any conflict, the text of this instrument, rather than the headings shall control. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

(d) (i) Investment Advisory Contract dated November 6, 2003 between the Registrant and Fifth Third Asset Management, Inc., including Amended Schedule A, is incorporated by reference to Exhibit (d)(i) to Registrant's Post-Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).

          (A) Amended Schedule A dated September 29, 2005 to the Investment Advisory Contract is filed herewith.

     (ii) Sub-Advisory Agreement for the Fifth Third International Equity Fund between Fifth Third Asset Management Inc. and Morgan Stanley Asset Management, Inc. dated April 30, 2001 (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7, 2003).

          (A) Amendment dated November 1, 2003 to the Sub-Advisory Agreement is filed herewith.

    (iii) Sub-Advisory Agreement for the Fifth Third High Yield Bond Fund between Fifth Third Asset Management, Inc. and Fort Washington Investment Advisors, Inc. is filed herewith.

(e) (i) Form of Distribution Agreement between the Registrant and Fifth Third Funds Distributor, Inc. including Schedules A, B, C, D and E, is filed herewith.

     (ii) Administrative Service Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on or about October 28, 1996).

          (A) Amended Exhibit A dated September 29, 2005 to the Administrative Service Agreement is filed herewith.

(f)       Not applicable.

(g) (i) Form of Custody Agreement between the Registrant and Fifth Third Bank is filed herewith.

     (ii) Foreign Custody Agreement dated May 25, 1999 between Fifth Third Bank and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

          (A) Foreign Custody Manager Agreement dated May 25, 1999 between the Registrant and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

          (B) Foreign Custody Manager Letter Agreement dated May 25, 1999 between the Registrant and Fifth Third Bank (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

(h) (i)   (A)  Transfer Agency Agreement dated October 1, 2004 with BISYS Fund
               Services Limited Partnership including form of Amended Schedules
               A, B, C, D and E is incorporated by reference to Exhibit
               (h)(i)(A) to Registrant's Post-Effective Amendment No. 57 on Form
               N-1A (filed November 22, 2005).

          (B) Accounting Services Agreement dated October 1, 2004 with Fifth Third Bank is incorporated by reference to Exhibit (H)(i)(B) to Registrant's Post-Effective Amendment No. 57 on Form N-1A (filed November 22, 2005).

          (C) Services Agreement between Fifth Third Asset Management, Inc. and BISYS Fund Services Ohio, Inc. dated October 1, 2004 with BISYS Fund Services is filed herewith.

               (1) Amendment dated July 31, 2006 to Services Agreement is filed herewith.

          (D) Form of Sub-Fund Accounting Agreement dated October 29, 2001 between Fifth Third Bank and BISYS Fund Services Ohio, Inc. is filed herewith.

               (1) Form of Amendment to the Sub-Fund Accounting Agreement is incorporated by reference to Exhibit (h)(i)(C) to Registrant's Post- Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).

     (ii) Management and Administration Agreement of the Registrant dated October 29, 2001 (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7,
          2003).

          (A) Amended Schedule A to the Management and Administration Agreement is filed herewith.

    (iii) Sub-Administration Agreement between Fifth Third Bank and BISYS Fund Services Ohio, Inc. is incorporated by reference to Exhibit (h)(iii) to Registrant's Post-Effective Amendment No. 57 on Form N-1A (filed November 22, 2005).

          (A) Amendment dated July 31, 2006 to the Sub-Administration Agreement and Sub-Fund Accounting Agreement is filed herewith.

     (iv) Form of Amended and Restated Shareholder Servicing Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 52 on Form N-1A filed November 21, 2003).

          (A) Form of Amended Schedule A to the Shareholder Servicing Plan is incorporated by reference to Exhibit (h)(v)(A) to Registrant's Post-Effective Amendment No. 57 on Form N-1A (filed November 22,
               2005).

     (v) Form of Compliance Services Agreement including Schedule A is incorporated by reference to Exhibit (h)(v) to Registrant's Post-Effective Amendment No. 53 Form N-1A (filed November 22, 2004).

(i)       Opinion of Ropes & Gray LLP is filed herewith.

(j)       Consent of Ropes & Gray LLP is filed herewith.

(k)       Not applicable.

(l) Initial Capital Understanding (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

(m) (i) Amended Rule l2b-1 Plan dated December 1, 1995 and amended March 24, 2004, including Exhibits A, B, C, and D, is incorporated by reference to Exhibit (m)(i) to Registrant's Post-Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).

          (A) Form of Amended Exhibits A, B and C to the Rule 12b-1 Plan are incorporated by reference to Exhibit (m)(i)(A) to Registrant's Post-Effective Amendment No. 57 on Form N-1A (filed November 22,
               2005).

     (ii) Combined Rule 12b-1 Agreement dated September 19, 2001 (incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A filed on or about September 13, 2002).

          (A) Form of Amended Exhibit A to the Combined Rule 12b-1 Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A filed on or about September 13,
               2002).

          (B) Form of Amended Combined Rule 12b-1 Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 52 on Form N-1A filed on or about November 21, 2003).

    (iii) Investment B Rule 12b-1 Plan dated April 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

          (A) Form of Amended Exhibit A to the Investment B Rule 12b-1 Plan is incorporated by reference to Exhibit (m)(iii)(A) to Registrant's Post-Effective Amendment No. 57 on Form N-1A (filed November 22,
               2005).

(n) Amended Multiple Class Plan dated March 30, 2005 is incorporated by reference to Exhibit (n) to Registrant's Post-Effective Amendment No. 54 on Form N-1A (filed June 2, 2005).

          (i) Amended Exhibit A to the Multiple Class Plan is incorporated by reference to Exhibit (n)(i) to Registrant's Post-Effective Amendment No. 57 on Form N-1A (filed November 22, 2005).

(p)  (i)  Amended Code of Ethics for Fifth Third Funds is filed herewith.

(p) (ii) Amended Code of Ethics for Fifth Third Asset Management Inc. is incorporated by reference to Exhibit (p)(ii) to Registrant's Post-Effective Amendment No. 53 on Form N-1A (filed November 22,
          2004).

(p) (iii) Amended Code of Ethics for BISYS Fund Services is incorporated by reference to Exhibit (p)(iii) to Registrant's Post-Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).

(p) (iv) Amended Code of Ethics for Morgan Stanley Investment Management Inc. is incorporated by reference to Exhibit (p)(iv) to Registrant's Post-Effective Amendment No. 57 on Form N-1A (filed November 22,
          2005).

(p) (v) Code of Ethics of Fort Washington Investment Advisors, Inc. is incorporated by reference to Exhibit (p)(v) to Registrant's Post-Effective Amendment No. 57 on Form N-1A (filed November 22,
          2005).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None

ITEM 25. INDEMNIFICATION

Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed September 27, 1991 (File Nos. 811-5669 and 33-24848).

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

FIFTH THIRD ASSET MANAGEMENT, INC.

Fifth Third Asset Management ("FTAM") serves as Registrant's investment adviser.

Set forth below are the names and principal businesses of the directors or officers of FTAM who are engaged in any other business, profession, vocation or employment of a substantial nature. In addition to those indicated below, the directors and officers of FTAM are also employees of Fifth Third Bank, the parent company of FTAM.

Fifth Third Asset Management (as of November 3, 2005)

--------------------------------------------------------------------------------
NAME               POSITION WITH FIFTH THIRD ASSET   OTHER SUBSTANTIAL BUSINESS,
                   MANAGEMENT INC                    VOCATION, PROFESSION OR
                                                     EMPLOYMENT
--------------------------------------------------------------------------------
Scott Billeadeau   Director of Mid Cap/Small Cap     Director of Factset
                   Growth Strategies                 Research Systems, Inc.

James R. Kirk      Director of Large Cap Value       The Astrup Company
                   Strategies

MORGAN STANLEY INVESTMENT MANAGEMENT INC.

Morgan Stanley Investment Management Inc. ("MSIM") serves as the investment sub-adviser to the Fifth Third International Equity Fund.

Set forth below are the names and principal businesses of the directors or officers of MSIM who are engaged in any other business, profession, vocation, or employment of substantial nature.


Morgan Stanley Investment Management Inc. as of September 7, 2007


------------------------------------------------------- -----------------------------------------------------
NAME AND POSITION WITH MORGAN STANLEY INVESTMENT        OTHER SUBSTANTIAL BUSINESS, PROFESSION OR VOCATION
MANAGEMENT INC.*
------------------------------------------------------- -----------------------------------------------------
Owen D. Thomas                                          President and Chief Operating Officer of Van Kampen
President and Chief Operating Officer                   Advisors Inc., Van Kampen Asset Management, Van
                                                        Kampen Investments Inc., Morgan Stanley Investment
                                                        Advisors Inc. and Morgan Stanley Services Company
                                                        Inc.

Ronald E. Robison                                       Managing Director and Director of Van Kampen Asset
Managing Director and Director                          Management, Van Kampen Investments Inc., Director
                                                        and Chief Administrative Officer of Morgan Stanley
                                                        Investment Advisors Inc. and Morgan Stanley
                                                        Services Company Inc., Director of Morgan Stanley
                                                        Distributors Inc., Morgan Stanley Trust, Morgan
                                                        Stanley Distribution, Inc. and Van Kampen Investor
                                                        Services Inc.

Amy R. Doberman                                         Managing Director and General Counsel of Morgan
Managing Director and Secretary                         Stanley Investment Management

Dennis F. Shea                                          Managing Director and Chief Investment Officer -
Managing Director and Chief Investment Officer -        Global Equity Group of Morgan Stanley Asset
Global Equity Group                                     Management

J. David Germany
Managing Director and Chief Investment Officer -        Managing Director and Chief Investment Officer -
Global Fixed Income Group                               Global Fixed Income Group

Carsten Otto                                            Managing Director and Chief Compliance Officer of
Manager Director and                                    Morgan Stanley Investment Advisors Inc., Van Kampen
Chief Compliance Officer                                Advisors Inc. and Van Kampen Asset Management.
                                                        Chief Compliance Officer of Van Kampen Investor
                                                        Services Inc. and Van Kampen Investments Inc.

Kenneth Castiglia                                       Chief Financial Officer of Van Kampen Advisors
Chief Financial Officer                                 Inc., Van Kampen Asset Management, Van Kampen
and Treasurer                                           Investments Inc., Treasurer of Morgan Stanley
                                                        Services Company Inc., Chief Financial Officer,
                                                        Treasurer and Director of Morgan Stanley
                                                        Distributors Inc. and Morgan Stanley Distribution,
                                                        Inc.


* The principal business address of MSIM Inc. is 1221 Avenue of the Americas, New York, New York 10020.

FORT WASHINGTON INVESTMENT ADVISORS, INC.

Fort Washington Investment Advisors, Inc. ("Fort Washington") serves as the investment sub-adviser to the Fifth Third High Yield Bond Fund.

The following list sets forth the business and other connections of the directors and executive officers of Fort Washington, as of September 6, 2006.

-------------------------- ------------------ ----------------- ------------------------------------------------------
Name                       Employment and     Principal         Outside Director and Trusteeships
                           Business Address   Occupation with
                                              Advisor
-------------------------- ------------------ ----------------- ------------------------------------------------------
Baker, Steve               303 Broadway       Managing          None
                           Cincinnati, Ohio   Director
                           45202              Private Equity
-------------------------- ------------------ ----------------- ------------------------------------------------------
Barrett, John              400 Broadway       Chairman and      Chairman of the Board and Chief Executive Officer of
                           Cincinnati Ohio    Director          The Western and Southern Life Insurance Company,
                           45202                                Western-Southern Life Assurance Company and Western&
                                                                Southern Financial Group, Inc. Director and Chairman
                                                                of Columbus Life Insurance Company, Integrity Life
                                                                Insurance Company, National Integrity Life Insurance
                                                                Company, Director of Eagle Realty Group, Inc. Eagle
                                                                Realty Investments, Inc. Integrated Fund Services,
                                                                Inc., Todd Investment Advisors, Inc, Capital
                                                                Analysts Inc.,. Director, Chairman and CEO of West
                                                                Ad, Inc, President and Trustee of Western &Southern
                                                                Financial Fund, Inc., Board Member Andersons,
                                                                Convergys Corporation and Fifth Third Bancorp
-------------------------- ------------------ ----------------- ------------------------------------------------------
Baucom, Christopher        303 Broadway       VP, Private       None
                           Cincinnati, Ohio   Equity
                           45202
-------------------------- ------------------ ----------------- ------------------------------------------------------
Bell, Margaret             303 Broadway       Managing          None
                           Cincinnati, Ohio   Director Bus Dev
                           45202
-------------------------- ------------------ ----------------- ------------------------------------------------------
Bunn, Bill                 303 Broadway       AVP, Sr. Credit   None
                           Cincinnati, Ohio   Analyst
                           45202
-------------------------- ------------------ ----------------- ------------------------------------------------------
Butterworth, Jerry         303 Broadway       VP Finance        None
                           Cincinnati, Ohio
                           45202
-------------------------- ------------------ ----------------- ------------------------------------------------------
Duke, Rance                303 Broadway       VP Senior         None
                           Cincinnati, Ohio   Portfolio
                           45202              Manager
-------------------------- ------------------ ----------------- ------------------------------------------------------
Finn, Tom                  303 Broadway       VP Senior         None
                           Cincinnati, Ohio   Portfolio
                           45202              Manager
-------------------------- ------------------ ----------------- ------------------------------------------------------


Frietch, Mark              303 Broadway       VP Investment     None
                           Cincinnati, Ohio   Operations
                           45202
-------------------------- ------------------ ----------------- ------------------------------------------------------
Goetz, John                303 Broadway       VP Senior         None
                           Cincinnati, Ohio   Portfolio
                           45202 Manager
-------------------------- ------------------ ----------------- ------------------------------------------------------
Hawkins, Michele           303 Broadway       Chief             None
                           Cincinnati, Ohio   Compliance
                           45202 Officer
-------------------------- ------------------ ----------------- ------------------------------------------------------
Jandrain, Rick             41 South High      Managing          None
                           St, Suite 2495     Director Growth
                           Columbus, Ohio     Equity
-------------------------- ------------------ ----------------- ------------------------------------------------------
Jossart, Tim               303 Broadway       AVP Sr. Credit    None
                           Cincinnati, Ohio   Analyst
                           45202
-------------------------- ------------------ ----------------- ------------------------------------------------------
Kapusta, Dan               41 South High      VP Senior         None
                           St, Suite 2495     Portfolio
                           Columbus, Ohio     Manager
-------------------------- ------------------ ----------------- ------------------------------------------------------
Krebs, Connie              303 Broadway       AVP Wealth        None
                           Cincinnati, Ohio   Management
                           45202
-------------------------- ------------------ ----------------- ------------------------------------------------------
Lanham, Roger              303 Broadway       Managing          None
                           Cincinnati, Ohio   Director
                           45202
-------------------------- ------------------ ----------------- ------------------------------------------------------
Markley, Jim               303 Broadway       Managing          None
                           Cincinnati, Ohio   Director
                           45202
-------------------------- ------------------ ----------------- ------------------------------------------------------
O'Connor, John             303 Broadway       Managing          None
                            Cincinnati, Ohio Director
                           45202
-------------------------- ------------------ ----------------- ------------------------------------------------------
Patel, Bihag               41 South High      VP Senior         None
                           St, Suite 2495     Portfolio
                           Columbus, Ohio     Manager
-------------------------- ------------------ ----------------- ------------------------------------------------------
Policinski, Tim            303 Broadway       Managing          None
                           Cincinnati, Ohio   Director Senior
                           45202              Portfolio
                                              Manager
-------------------------- ------------------ ----------------- ------------------------------------------------------
Rahe, Maribeth             303 Broadway       President,        Board Member Consolidated Communications, Director
                           Cincinnati, Ohio   Chief Executive   Todd Investment Advisors, Inc., Capital Analysts,
                           45202              Officer           Inc.
-------------------------- ------------------ ----------------- ------------------------------------------------------
Robinson, Dave             41 South High      VP, Senior        None
                           St, Suite 2495     Portfolio
                           Columbus, Ohio     Manager
-------------------------- ------------------ ----------------- ------------------------------------------------------
Ryan, Ken                  303 Broadway       AVP, Director     None
                           Cincinnati, Ohio   Client Services
                           45202
-------------------------- ------------------ ----------------- ------------------------------------------------------
Sargen, Nick               303 Broadway       Chief             Director Todd Investment Advisors, Inc., Chief
                           Cincinnati, Ohio   Investment        Investment Officer Western and Southern Life
                           45202              Officer           Insurance Company
-------------------------- ------------------ ----------------- ------------------------------------------------------


Taulbee, Dick              400 Broadway       Asst. Treasurer   None
                           Cincinnati Ohio
                           45202
-------------------------- ------------------ ----------------- ------------------------------------------------------
Ulbricht, Charlie          303 Broadway       VP, Senior        None
                           Cincinnati, Ohio   Portfolio
                           45202 Manager
-------------------------- ------------------ ----------------- ------------------------------------------------------
Vance, Jim                 400 Broadway       VP & Treasurer    None
                           Cincinnati Ohio
                           45202
-------------------------- ------------------ ----------------- ------------------------------------------------------
Walker, Bob                400 Broadway       Director          Director Computer Services Inc., Director Eagle
                           Cincinnati Ohio                      Realty Group, LLC, Integrated Fund Services, Inc.
                           45202                                Integrity Life Insurance Company, National Integrity
                                                                Life Insurance Company, Todd Investment Advisors,
                                                                Inc. Chief Financial Officer of The Western and
                                                                Southern Life Insurance Company, Treasurer for
                                                                Playhouse in the Park
-------------------------- ------------------ ----------------- ------------------------------------------------------
Walters, David             303 Broadway       AVP, Asset &      None
                           Cincinnati, Ohio   Liability
                           45202
-------------------------- ------------------ ----------------- ------------------------------------------------------
Walzer, Eric               303 Broadway       AVP, Investment   None
                           Cincinnati, Ohio   Operations
                           45202
-------------------------- ------------------ ----------------- ------------------------------------------------------
Weston, Scott              303 Broadway       VP, Senior        None
                           Cincinnati, Ohio   Portfolio
                           45202 Manager
-------------------------- ------------------ ----------------- ------------------------------------------------------
White, Brendan             303 Broadway       Managing          None
                           Cincinnati, Ohio   Director,
                           45202              Senior
                                              Portfolio
                                              Manager
-------------------------- ------------------ ----------------- ------------------------------------------------------
Wiedenheft, Terrie         303 Broadway       SVP, Chief        Chief Financial Officer and Treasurer of Integrated
                           Cincinnati, Ohio   Financial         Fund Services, Inc, W-S Brokerage Services, Inc.,
                           45202              Officer           IFS Fund Distributors, Inc. Chief Financial Officer
                                                                of IFS Financial Services Inc., Touchstone
                                                                Securities, Inc, Treasurer and Controller of
                                                                Touchtone Investment Trust, Touchstone Tax-Free
                                                                Trust, Touchstone Strategic Trust and Touchstone
                                                                Variable Series Trust, Chief Financial Officer of
                                                                Touchstone Advisors, Inc.
-------------------------- ------------------ ----------------- ------------------------------------------------------
Wuebbling, Donald          400 Broadway       Secretary and     Vice President and General Counsel of The Western
                           Cincinnati Ohio    Director          and Southern Life Insurance Company, Chief Legal
                           45202                                Officer and Secretary, Director of Touchstone
                                                                Advisors, Inc., Senior Vice President and Secretary
                                                                Columbus Life Insurance Company, Secretary and
                                                                Director of Eagle Realty Group, LLC, IFS Financial
                                                                Services, Inc. and Todd Investment Advisors, Inc.,
                                                                Director of Touchstone Securities Inc, IFS Agency
                                                                Services, Inc., W&S Financial Group Distributors,
                                                                Inc, IFS Systems, Inc., Integrated Fund Services,
                                                                Inc., IFS Holdings, Inc. Capital Analysts
                                                                Incorporated, Integrity Life Insurance Company
-------------------------- ------------------ ----------------- ------------------------------------------------------

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Fifth Third Funds Distributor, Inc. formerly known as Kent Funds Distributor, acts as distributor and is located at 100 Summer Street, 15th Floor, Boston, Massachusetts 02110.

(b) Directors, officers and partners of Fifth Third Funds Distributor, Inc. as of November 1, 2005, were as follows:

------------------------------------------------------- --------------------------------------------- --------------------------
                  NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH UNDERWRITER       POSITIONS AND OFFICES
                   BUSINESS ADDRESS                                                                           WITH FUND
------------------------------------------------------- --------------------------------------------- --------------------------
William J. Tomko                                        President                                     None
3435 Stelzer Road Columbus, OH 43219
------------------------------------------------------- --------------------------------------------- --------------------------
Edward S. Forman                                        Secretary and Director                        None
90 Park Avenue New York, NY 10016
------------------------------------------------------- --------------------------------------------- --------------------------
Charles L. Booth                                        Vice President and Assistant Compliance       None
3435 Stelzer Road Columbus, Ohio 43219                  Officer
------------------------------------------------------- --------------------------------------------- --------------------------
Richard F. Froio                                        Vice President and Chief Compliance Officer   None
100 Summer St. 15th Floor,
Boston, Massachusetts 02110
------------------------------------------------------- --------------------------------------------- --------------------------
Stephen E. Hoffman                                      Treasurer and Financial and Operations        None
3435 Stelzer Road                                       Principal
Columbus, OH 43219
------------------------------------------------------- --------------------------------------------- --------------------------

(c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 through 3la-3 promulgated thereunder are maintained at one of the following locations:

Fifth Third Funds (Registrant)
3435 Stelzer Road
Columbus, Ohio 43219-3035

Fifth Third Asset Management Inc. (Advisor)
38 Fountain Square Plaza
Cincinnati, Ohio 45263

Fifth Third Bank (Custodian, Administrator, and Accountant)
38 Fountain Square Plaza
Cincinnati, Ohio 45263

BISYS Fund Services LP (Sub-administrator)
3435 Stelzer Road
Columbus, Ohio 43219-3035

Fifth Third Funds Distributor, Inc. (Distributor)
3435 Stelzer Road
Columbus, OH 43219

BISYS Fund Services Ohio, Inc.
(Dividend Disbursing Agent and Sub-Fund Accountant)
3435 Stelzer Road
Columbus, Ohio 43219-3035

Morgan Stanley Investment Management Inc.
(Sub-Advisor to the Fifth Third International Equity Fund)
1221 Avenue of the Americas
New York, New York 10020

Fort Washington Investment Advisors, Inc.
(Sub-Advisor to the Fifth Third High Yield Bond Fund)
420 East Fourth Street
Cincinnati, OH 45202-4133

Ropes & Gray LLP
One Metro Center
700 12th Street N.W.
Suite 900
Washington, DC 20005-3948

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders, upon request and without charge.

Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees if requested to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant will stand ready to assist shareholder communications in connection with any meeting of shareholders as prescribed in Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 58 under the Securities Act and Post-Effective Amendment No. 59 under the 1940 Act to be signed on its behalf by the undersigned, duly authorized, in the City of Washington, District of Columbia, on the 28th of September, 2006.



                                                    FIFTH THIRD FUNDS

                                                    *BY: /s/ Bryan C. Haft
                                                         ---------------------
                                                    Bryan C. Haft, President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                         TITLE                             DATE



* /s/ Bryan C. Haft               President
 ------------------------         (Principal Executive Officer)    September 28, 2006
Bryan C. Haft

* /s/ Aaron J. Masek              Treasurer (Principal Financial   September 28, 2006
 ------------------------         and Accounting Officer)
Aaron J. Masek

* /s/ Edward Burke Carey          Chairman and Trustee             September 28, 2006
 ------------------------
Edward Burke Carey

* /s/ David J. Durham             Trustee                          September 28, 2006
 ------------------------
David J. Durham

* /s/ J. Joseph Hale, Jr.         Trustee                          September 28, 2006
 ------------------------
J. Joseph Hale, Jr.

* /s/ John E. Jaymont             Trustee                          September 28, 2006
 ------------------------
John E. Jaymont

* /s/ David J. Gruber             Trustee                          September 28, 2006
 ------------------------
David J. Gruber



*By: /s/ Alyssa Albertelli
     ---------------------
     Alyssa Albertelli, as Attorney-in-fact pursuant to Powers of Attorney filed herewith

                                POWER OF ATTORNEY

     Bryan C. Haft, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Katherine Milin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  July 5, 2005


                                                  /s/ Bryan C. Haft
                                                  -----------------
                                                  Bryan C. Haft

                                POWER OF ATTORNEY

         Edward Burke Carey, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: June 21, 2000                        /s/ Edward Burke Carey
                                            ----------------------
                                            Edward Burke Carey

                                POWER OF ATTORNEY

         John E. Jaymont, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  October 4, 2001


                               /s/ John E. Jaymont
                               -------------------
                                 John E. Jaymont

                                POWER OF ATTORNEY

         David J. Durham, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  August 13, 2001


                               /s/ David J. Durham
                               -------------------
                                 David J. Durham

                                POWER OF ATTORNEY

         J. Joseph Hale, Jr., whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:  April 9, 2001


                             /s/ J. Joseph Hale, Jr.
                             -----------------------
                             J. Joseph Hale, Jr.

                                POWER OF ATTORNEY

         David J. Gruber, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Lisa N. Larkin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  November 6, 2003


                               /s/ David J. Gruber
                               -------------------
                                 David J. Gruber

                          POWER OF ATTORNEY

         Aaron J. Masek, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, Rajib Chanda, and Katherine S. Milin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Funds"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Funds, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Funds any and all amendments to the Funds' Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  November 15, 2005


                               /s/ Aaron J. Masek
                               --------------------
                                 Aaron J. Masek

                                  EXHIBIT INDEX

Exhibit (d)(i)(A)        Amended Schedule A to the Investment Advisory Contract

Exhibit (d)(ii)(A)       Amendment to the Sub-Advisory Agreement between
                         Fifth Third Asset Management, Inc. and Morgan Stanley
                         Investment Management Inc.

Exhibit (d)(iii)         Sub-Advisory Agreement between Fifth Third Asset
                         Management, Inc. and Fort Washington Investment
                         Advisors, Inc.

Exhibit (e)(i)           Form of Distribution Agreement with Fifth Third
                         Funds Distributor, Inc.

Exhibit (e)(ii)(A)       Amended Exhibit A to the Administrative
                         Service Agreement

Exhibit (g)(i)           Form of Custody Agreement with Fifth Third Bank

Exhibit (h)(i)(A)(1)     Amendment to the Transfer Agency Agreement

Exhibit (h)(i)(C)        Services Agreement between Fifth Third Asset
                         Management, Inc. and BISYS Fund Services Ohio, Inc.

Exhibit (h)(i)(C)(1)     Amendment to the Services Agreement

Exhibit (h)(i)(D)        Form of Sub-Fund Accounting Agreement between Fifth
                         Third Bank and BISYS Fund Services Ohio, Inc.

Exhibit (h)(ii)(A)       Amended Schedule A to the Management and
                         Administration Agreement

Exhibit (h)(iii)(A)      Amendment to the Sub-Administration Agreement and
                         Sub-Fund Accounting Agreement

Exhibit (i)              Opinion of Ropes & Gray LLP

Exhibit (j)              Consent of Ropes & Gray LLP

Exhibit (p)(i)           Amended Code of Ethics of Fifth Third Funds